UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2013

Item 1. Reports to Stockholders

CLASSIC PROFUNDS

	Investor Class	Service Class
Bull	BLPIX	BLPSX
Mid-Cap	MDPIX	MDPSX
Small-Cap	SLPIX	SLPSX
NASDAQ-100	OTPIX	OTPSX
Large-Cap Value	LVPIX	LVPSX
Large-Cap Growth	LGPIX	LGPSX
Mid-Cap Value	MLPIX	MLPSX
Mid-Cap Growth	MGPIX	MGPSX
Small-Cap Value	SVPIX	SVPSX
Small-Cap Growth	SGPIX	SGPSX
Europe 30	UEPIX	UEPSK

ULTRA PROFUNDS

UltraBull	ULPIX	ULPSX
UltraMid-Cap	UMPIX	UMPSX
UltraSmall-Cap	UAPIX	UAPSX
UltraDow 30	UDPIX	UDPSX
UltraNASDAQ-100	UOPIX	UOPSX
UltraInternational	UNPIX	UNPSX
UltraEmerging Markets	UUPIX	UUPSX
UltraLatin America	UBPIX	UBPSX
UltraChina	UGPIX	UGPSX
UltraJapan	UJPIX	UJPSX

INVERSE PROFUNDS

Bear	BRPIX	BRPSX
Short Small-Cap	SHPIX	SHPSX
Short NASDAQ-100	SOPIX	SOPSX
UltraBear	URPIX	URPSX
UltraShort Mid-Cap	UIPIX	UIPSX
UltraShort Small-Cap	UCPIX	UCPSX
UltraShort Dow 30	UWPIX	UWPSX
UltraShort NASDAQ-100	USPIX	USPSX
UltraShort International	UXPIX	UXPSX
UltraShort Emerging Markets	UVPIX	UVPSX
UltraShort Latin America	UFPIX	UFPSX
UltraShort China	UHPIX	UHPXS
UltraShort Japan	UKPIX	UKPSX

ULTRASECTOR PROFUNDS

Banks	BKPIX	BKPSX
Basic Materials	BMPIX	BMPSX
Biotechnology	BIPIX	BIPSX
Consumer Goods	CNPIX	CNPSX
Consumer Services	CYPIX	CYPSX
Financials	FNPIX	FNPSX
Health Care	HCPIX	HCPSX
Industrials	IDPIX	IDPSX
Internet	INPIX	INPSX
Mobile Telecommunications	WCPIX	WCPSX
Oil & Gas	ENPIX	ENPSX
Oil Equipment, Services & Distribution	OEPIX	OEPSX
Pharmaceuticals	PHPIX	PHPSX
Precious Metals	PMPIX	PMPSX
Real Estate	REPIX	REPSX
Semiconductor	SMPIX	SMPSX
Technology	TEPIX	TEPSX
Telecommunications	TCPIX	TCPSX
Utilities	UTPIX	UTPSX

INVERSE SECTOR PROFUNDS

Short Oil & Gas	SNPIX	SNPSX
Short Precious Metals	SPPIX	SPPSX
Short Real Estate	SRPIX	SRPSX

NON-EQUITY PROFUNDS

U.S. Government Plus	GVPIX	GVPSX
Rising Rates Opportunity 10	RTPIX	RTPSX
Rising Rates Opportunity	RRPIX	RRPSX
Rising U.S. Dollar	RDPIX	RDPSX
Falling U.S. Dollar	FDPIX	FDPSX

JANUARY 31, 2013

Semiannual Report

Table of Contents

1	Message from the Chairman
3	Allocation of Portfolio Holdings and Index Composition
25	Expense Examples

Schedules of Portfolio Investments

34	Bull ProFund
36	Mid-Cap ProFund
41	Small-Cap ProFund
43	NASDAQ-100 ProFund
45	Large-Cap Value ProFund
49	Large-Cap Growth ProFund
53	Mid-Cap Value ProFund
57	Mid-Cap Growth ProFund
60	Small-Cap Value ProFund
65	Small-Cap Growth ProFund
70	Europe 30 ProFund
71	UltraBull ProFund
73	UltraMid-Cap ProFund
78	UltraSmall-Cap ProFund
80	UltraDow 30 ProFund
81	UltraNASDAQ-100 ProFund
83	UltraInternational ProFund
84	UltraEmerging Markets ProFund
86	UltraLatin America ProFund
88	UltraChina ProFund
89	UltraJapan ProFund
90	Bear ProFund
91	Short Small-Cap ProFund
92	Short NASDAQ-100 ProFund
93	UltraBear ProFund
94	UltraShort Mid-Cap ProFund
95	UltraShort Small-Cap ProFund
96	UltraShort Dow 30 ProFund
97	UltraShort NASDAQ-100 ProFund
98	UltraShort International ProFund
99	UltraShort Emerging Markets ProFund
100	UltraShort Latin America ProFund
101	UltraShort China ProFund
102	UltraShort Japan ProFund
103	Banks UltraSector ProFund
104	Basic Materials UltraSector ProFund
106	Biotechnology UltraSector ProFund
107	Consumer Goods UltraSector ProFund
109	Consumer Services UltraSector ProFund
112	Financials UltraSector ProFund
115	Health Care UltraSector ProFund
117	Industrials UltraSector ProFund
121	Internet UltraSector ProFund
122	Mobile Telecommunications UltraSector ProFund
123	Oil & Gas UltraSector ProFund
125	Oil Equipment, Services & Distribution UltraSector ProFund
126	Pharmaceuticals UltraSector ProFund
127	Precious Metals UltraSector ProFund
128	Real Estate UltraSector ProFund
130	Semiconductor UltraSector ProFund
131	Technology UltraSector ProFund
133	Telecommunications UltraSector ProFund
134	Utilities UltraSector ProFund
135	Short Oil & Gas ProFund
136	Short Precious Metals ProFund
137	Short Real Estate ProFund
138	U.S. Government Plus ProFund
139	Rising Rates Opportunity 10 ProFund
140	Rising Rates Opportunity ProFund
141	Rising U.S. Dollar ProFund
143	Falling U.S. Dollar ProFund
145	Statements of Assets and Liabilities
159	Statements of Operations
173	Statements of Changes in Net Assets
199	Financial Highlights
231	Notes to Financial Statements
260	Board Approval of Investment Advisory Agreement

Receive investor materials electronically:

Shareholders may sign up for electronic delivery of investor materials. By doing so, you will receive the information faster and help us reduce the impact on the environment of providing these materials. To enroll in electronic delivery,

1.              Go to www.icsdelivery.com

2.              Select the first letter of your brokerage firm’s name.

3.              From the list that follows, select your brokerage firm. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm.

4.              Complete the information requested, including the e-mail address where you would like to receive notifications for electronic documents.

Your information will be kept confidential and will not be used for any purpose other than electronic delivery. If you change your mind, you can cancel electronic delivery at any time and revert to physical delivery of your materials. Just go to www.icsdelivery.com, perform the first three steps above, and follow the instructions for cancelling electronic delivery. If you have any questions, please contact your brokerage firm.

Message from the Chairman

Dear Shareholder:

I am pleased to present the ProFunds Semiannual Report to shareholders for the six months ended January 31, 2013.

Equity Markets Climb

Equity markets around the world rallied during the six-month period ended January 31, 2013. In the United States, large cap stocks posted solid gains, with The Dow® up 8.0% and the S&P 500® up 9.9%. Small and mid cap stocks were stronger than large caps, with the Russell 2000® and S&P MidCap 400® returning 15.5% and 17.2%, respectively. Despite uncertainty over the outcome of the November elections and the looming “fiscal cliff,” strong corporate profits and improving economic indicators drove strength in the U.S. equity markets.

On the international front, emerging markets posted a solid 13.2% gain, as measured by the MSCI Emerging Markets index. Developed markets outside North America were even stronger, with the MSCI EAFE index up 18.7%. Much of this strong performance came from Europe, which gained 21.9%, as measured by the MSCI Europe index. While investors shunned equities in the spring as the European debt crisis reached a new peak, they plowed back into the markets in the second half on positive moves by European governments and the European Central Bank to restore financial stability in the region.

Eight of the ten Dow Jones U.S. Industry Indices increased during the period. The strongest performers were financials, industrials and consumer services, up 18.0%, 15.3% and 14.6%, respectively. The weakest performers were telecommunications and utilities, down 0.7% and 0.2%, respectively.

The U.S. dollar declined against the basket of major currencies that compose the U.S. Dollar Index®, losing 4.2%.

Fixed Income Markets Mixed

U.S. fixed income markets delivered mixed results for the six months ended January 31. Treasurys declined, with the Ryan Labs 30 Year Treasury Index down 9.4% and the Ryan Labs 10 Year Treasury Index down 2.9%. The Barclays U.S. Aggregate Bond Index® declined only 0.3%, propped up by credit market returns. The high yield market was up 6.6%, as measured by the Markit iBoxx® $ Liquid High Yield Index. The investment grade market returned a more modest 1.0%, according to the Markit iBoxx® $ Liquid Investment Grade Index.

ProFunds offers tools to help you express your view and manage risk, whatever your take on the market.

Thank you for the trust and confidence you have placed in us by investing in ProFunds.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

1

This Page Intentionally Left Blank

Allocation of Portfolio Holdings and Index Composition

4 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Bull ProFund

Investment Objective: The Bull ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	43%
Futures Contracts	8%
Swap Agreements	49%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	1.5%
Exxon Mobil Corp.	1.4%
General Electric Co.	0.9%
International Business Machines Corp.	0.8%
Microsoft Corp.	0.8%

S&P 500 — Composition

% of Index
Consumer Non-cyclical	23%
Financial	17%
Technology	13%
Energy	11%
Communications	11%
Industrial	10%
Consumer Cyclical	9%
Basic Materials	3%
Utilities	3%

Mid-Cap ProFund

Investment Objective: The Mid-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P MidCap 400®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	35%
Futures Contracts	8%
Swap Agreements	56%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Regeneron Pharmaceuticals, Inc.	0.4%
HollyFrontier Corp.	0.3%
Kansas City Southern Industries, Inc.	0.3%
Ametek, Inc.	0.3%
Vertex Pharmaceuticals, Inc.	0.3%

S&P MidCap 400 — Composition

% of Index
Financial	21%
Industrial	19%
Consumer Non-Cyclical	18%
Consumer Cyclical	13%
Technology	8%
Energy	6%
Utilities	5%
Communications	5%
Basic Materials	5%

Small-Cap ProFund

Investment Objective: The Small-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	41%
Futures Contracts	21%
Swap Agreements	37%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Smith Corp.	0.2%
Primerica, Inc.	0.1%
Pharmacyclics, Inc.	0.1%
WEX, Inc.	0.1%
The Geo Group, Inc.	0.1%

Russell 2000 Index — Composition

% of Index
Financial	22%
Consumer Non-Cyclical	20%
Consumer Cyclical	15%
Industrial	15%
Technology	9%
Communications	6%
Energy	6%
Basic Materials	4%
Utilities	3%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 5

NASDAQ-100 ProFund

Investment Objective: The NASDAQ-100 ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the NASDAQ-100® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	32%
Futures Contracts	11%
Swap Agreements	56%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	4.5%
Microsoft Corp.	2.4%
Google, Inc.	2.1%
Oracle Corp.	1.8%
Amazon.com, Inc.	1.2%

NASDAQ-100 Index — Composition

% of Index
Technology	46%
Communications	30%
Consumer Non-cyclical	16%
Consumer Cyclical	7%
Industrial	1%

Large-Cap Value ProFund

Investment Objective: The Large-Cap Value ProFund seeks daily investment result that, before fees and expenses, correspond to the daily performance of the S&P 500 Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	3.7%
Chevron Corp.	3.3%
AT&T, Inc.	3.0%
Exxon Mobil Corp.	2.8%
J.P. Morgan Chase & Co.	2.7%

S&P 500 Value Index — Composition

% of Index
Financial	22%
Energy	16%
Consumer Non-cyclical	16%
Industrial	13%
Consumer Cyclical	9%
Communications	7%
Utilities	7%
Technology	6%
Basic Materials	4%

Large-Cap Growth ProFund

Investment Objective: The Large-Cap Growth ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P 500 Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	6.3%
Exxon Mobil Corp.	3.2%
Google, Inc.	3.0%
Philip Morris International, Inc.	2.2%
Coca-Cola Co.	2.1%

S&P 500 Growth Index — Composition

% of Index
Consumer Non-cyclical	28%
Technology	20%
Communications	15%
Financial	10%
Consumer Cyclical	9%
Industrial	8%
Energy	7%
Basic Materials	3%

6 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Mid-Cap Value ProFund

Investment Objective: The Mid-Cap Value ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P MidCap 400 Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Everest Re Group, Ltd.	1.1%
SL Green Realty Corp.	1.1%
New York Community Bancorp	1.0%
OGE Energy Corp.	1.0%
AGCO Corp.	0.9%

S&P MidCap 400 Value Index — Composition

% of Index
Financial	27%
Industrial	18%
Consumer Non-cyclical	17%
Utilities	10%
Consumer Cyclical	7%
Technology	7%
Energy	6%
Basic Materials	5%
Communications	3%

Mid-Cap Growth ProFund

Investment Objective: The Mid-Cap Growth ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P MidCap 400 Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Regeneron Pharmaceuticals, Inc.	1.9%
HollyFrontier Corp.	1.7%
Equinix, Inc.	1.6%
Ametek, Inc.	1.5%
Vertex Pharmaceuticals, Inc.	1.5%

S&P MidCap 400 Growth Index — Composition

% of Index
Industrial	21%
Consumer Non-cyclical	19%
Consumer Cyclical	18%
Financial	17%
Technology	9%
Communications	7%
Energy	5%
Basic Materials	4%

Small-Cap Value ProFund

Investment Objective: The Small-Cap Value ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P SmallCap 600 Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
ProAssurance Corp.	1.1%
LaSalle Hotel Properties	1.0%
EMCOR Group, Inc.	0.9%
Centene Corp.	0.9%
Southwest Gas Corp.	0.8%

S&P SmallCap 600 Value Index — Composition

% of Index
Financial	22%
Industrial	19%
Consumer Cyclical	16%
Consumer Non-cyclical	15%
Utilities	8%
Technology	7%
Basic Materials	5%
Energy	5%
Communications	3%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 7

Small-Cap Growth ProFund

Investment Objective: The Small-Cap Growth ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the S&P SmallCap 600 Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
CommVault Systems, Inc.	1.3%
Eagle Materials, Inc.	1.1%
Cymer, Inc.	1.1%
Brunswick Corp.	1.1%
Post Properties, Inc.	1.0%

S&P SmallCap 600 Growth Index — Composition

% of Index
Industrial	20%
Consumer Non-cyclical	19%
Financial	18%
Consumer Cyclical	17%
Technology	13%
Communications	6%
Basic Materials	4%
Energy	3%

Europe 30 ProFund

Investment Objective: The Europe 30 ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
HSBC Holdings PLC	6.0%
Royal Dutch Shell PLC	5.3%
ARM Holdings PLC	5.2%
Total S.A.	4.9%
SAP AG	4.3%

ProFunds Europe 30 Index — Composition

% of Index
Consumer Non-Cyclical	23%
Energy	20%
Financial	16%
Technology	13%
Communications	10%
Basic Materials	9%
Industrial	9%

Country Composition
United Kingdom	37%
Netherlands	17%
France	9%
Germany	8%
Spain	6%
Other	23%

UltraBull ProFund

Investment Objective: The UltraBull ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	50%
Futures Contracts	12%
Swap Agreements	138%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	1.7%
Exxon Mobil Corp.	1.6%
Microsoft Corp.	0.9%
International Business Machines Corp.	0.9%
Chevron Corp.	0.9%

S&P 500 — Composition

% of Index
Consumer Non-cyclical	23%
Financial	17%
Technology	13%
Energy	11%
Communications	11%
Industrial	10%
Consumer Cyclical	9%
Basic Materials	3%
Utilities	3%

8 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraMid-Cap ProFund

Investment Objective: The UltraMid-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the S&P MidCap 400®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	47%
Futures Contracts	10%
Swap Agreements	142%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
HollyFrontier Corp.	0.5%
Vertex Pharmaceuticals, Inc.	0.4%
Equinix, Inc.	0.4%
Tractor Supply Co.	0.4%
Regeneron Pharmaceuticals, Inc.	0.4%

S&P MidCap 400 — Composition

% of Index
Financial	21%
Industrial	19%
Consumer Non-Cyclical	18%
Consumer Cyclical	13%
Technology	8%
Energy	6%
Utilities	5%
Communications	5%
Basic Materials	5%

UltraSmall-Cap ProFund

Investment Objective: The UltraSmall-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	45%
Futures Contracts	14%
Swap Agreements	141%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Smith Corp.	0.2%
Primerica, Inc.	0.1%
Pharmacyclics, Inc.	0.1%
WEX, Inc.	0.1%
The Geo Group, Inc.	0.1%

Russell 2000 Index — Composition

% of Index
Financial	22%
Consumer Non-Cyclical	20%
Consumer Cyclical	15%
Industrial	15%
Technology	9%
Communications	6%
Energy	6%
Basic Materials	4%
Utilities	3%

UltraDow 30 ProFund

Investment Objective: The UltraDow 30 ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Dow Jones Industrial Average.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	50%
Futures Contracts	20%
Swap Agreements	130%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	5.5%
Chevron Corp.	3.2%
3M Co.	2.8%
McDonald’s Corp.	2.7%
Caterpillar, Inc.	2.7%

Dow Jones Industrial Average — Composition

% of Index
Industrial	22%
Consumer Non-Cyclical	17%
Technology	15%
Consumer Cyclical	13%
Energy	11%
Financial	11%
Communications	8%
Basic Materials	3%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 9

UltraNASDAQ-100 ProFund

Investment Objective: The UltraNASDAQ-100 ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the NASDAQ-100® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Futures Contracts	17%
Swap Agreements	123%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	8.3%
Microsoft Corp.	4.4%
Google, Inc.	3.8%
Oracle Corp.	3.3%
Amazon.com, Inc.	2.3%

NASDAQ-100 Index — Composition

% of Index
Technology	46%
Communications	30%
Consumer Non-cyclical	16%
Consumer Cyclical	7%
Industrial	1%

UltraInternational ProFund

Investment Objective: The UltraInternational ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

% of Index
Financials	24%
Industrials	12%
Consumer Staples	12%
Consumer Discretionary	11%
Health Care	10%
Other	31%

Country Composition
United Kingdom	22%
Japan	20%
France	10%
Switzerland	9%
Australia	9%
Other	30%

UltraEmerging Markets ProFund

Investment Objective: The UltraEmerging Markets ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	126%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	5.2%
China Mobile, Ltd.	4.6%
America Mobile, Ltd.	3.6%
Vale S.A. - Preferred	3.2%
Itau Unibanco Holding S.A. - Preferred	3.1%

Bank of New York Mellon Emerging Markets 50 ADR Index — Composition

% of Index
Communications	21%
Energy	18%
Financial	18%
Basic Materials	18%
Technology	10%
Other	15%

Country Composition
Brazil	33%
China	22%
Mexico	10%
South Korea	8%
Taiwan	8%
Other	19%

10 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraLatin America ProFund

Investment Objective: The UltraLatin America ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Bank of New York Mellon Latin America 35 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	134%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Companhia de Bebidas das Americas (AmBev) - Preferred	5.2%
Vale S.A. - Preferred	4.8%
BRF-Brazil Foods S.A.	3.5%
Petroleo Brasileiro S.A. - Preferred	3.5%
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)	3.3%

Bank of New York Mellon Latin America 35 ADR Index — Composition

% of Index
Consumer Non-Cyclical	26%
Basic Materials	22%
Financial	15%
Energy	14%
Communications	10%
Utilities	7%
Consumer Cyclical	3%
Industrial	3%

Country Composition
Brazil	65%
Mexico	14%
Chile	12%
Colombia	7%
Peru	2%

UltraChina ProFund

Investment Objective: The UltraChina ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Bank of New York Mellon China Select ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	133%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
China Mobile, LTD	5.9%
Baidu, Inc.	4.9%
CNOOC, Ltd.	4.7%
PectroChina Co., Ltd.	4.7%
China Life Insurance Co., Ltd	4.5%

Bank of New York Mellon China Select ADR Index — Composition

% of Index
Communications	43%
Energy	24%
Consumer Non-Cyclical	8%
Financial	7%
Technology	6%
Consumer Cyclical	4%
Basic Materials	4%
Utilities	3%
Industrial	1%

UltraJapan ProFund

Investment Objective: The UltraJapan ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts (currency)	(104)%
Futures Contracts (index)	96%
Swap Agreements	104%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Consumer Cyclical	28%
Industrial	26%
Consumer Non-Cyclical	17%
Communications	8%
Financial	7%
Technology	7%
Basic Materials	6%
Energy	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 11

Bear ProFund

Investment Objective: The Bear ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(18)%
Swap Agreements	(82)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Consumer Non-cyclical	23%
Financial	17%
Technology	13%
Energy	11%
Communications	11%
Industrial	10%
Consumer Cyclical	9%
Basic Materials	3%
Utilities	3%

Short Small-Cap ProFund

Investment Objective: The Short Small-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(9)%
Swap Agreements	(91)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financial	22%
Consumer Non-Cyclical	20%
Consumer Cyclical	15%
Industrial	15%
Technology	9%
Communications	6%
Energy	6%
Basic Materials	4%
Utilities	3%

Short NASDAQ-100 ProFund

Investment Objective: The Short NASDAQ-100 ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(18)%
Swap Agreements	(82)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short NASDAQ-100 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Technology	46%
Communications	30%
Consumer Non-cyclical	16%
Consumer Cyclical	7%
Industrial	1%

12 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraBear ProFund

Investment Objective: The UltraBear ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(27)%
Swap Agreements	(173)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Consumer Non-cyclical	23%
Financial	17%
Technology	13%
Energy	11%
Communications	11%
Industrial	10%
Consumer Cyclical	9%
Basic Materials	3%
Utilities	3%

UltraShort Mid-Cap ProFund

Investment Objective: The UltraShort Mid-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the S&P MidCap 400®.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(16)%
Swap Agreements	(183)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Financial	21%
Industrial	19%
Consumer Non-Cyclical	18%
Consumer Cyclical	13%
Technology	8%
Energy	6%
Utilities	5%
Communications	5%
Basic Materials	5%

UltraShort Small-Cap ProFund

Investment Objective: The UltraShort Small-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(13)%
Swap Agreements	(188)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financial	22%
Consumer Non-Cyclical	20%
Consumer Cyclical	15%
Industrial	15%
Technology	9%
Communications	6%
Energy	6%
Basic Materials	4%
Utilities	3%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 13

UltraShort Dow 30 ProFund

Investment Objective: The UltraShort Dow 30 ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(14)%
Swap Agreements	(186)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrial	22%
Consumer Non-Cyclical	17%
Technology	15%
Consumer Cyclical	13%
Energy	11%
Financial	11%
Communications	8%
Basic Materials	3%

UltraShort NASDAQ-100 ProFund

Investment Objective: The UltraShort NASDAQ-100 ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the NASDAQ-100® Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(19)%
Swap Agreements	(181)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort NASDAQ-100 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Technology	46%
Communications	30%
Consumer Non-cyclical	16%
Consumer Cyclical	7%
Industrial	1%

UltraShort International ProFund

Investment Objective: The UltraShort International ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

% of Index
Financials	24%
Industrials	12%
Consumer Staples	12%
Consumer Discretionary	11%
Health Care	10%
Other	31%

Country Composition
United Kingdom	22%
Japan	20%
France	10%
Switzerland	9%
Australia	9%
Other	30%

14 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraShort Emerging Markets ProFund

Investment Objective: The UltraShort Emerging Markets ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index — Composition

% of Index
Communications	21%
Energy	18%
Financial	18%
Basic Materials	18%
Technology	10%
Other	15%

Country Composition
Brazil	33%
China	22%
Mexico	10%
South Korea	8%
Taiwan	8%
Other	19%

UltraShort Latin America ProFund

Investment Objective: The UltraShort Latin America ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Bank of New York Mellon Latin America 35 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Latin America 35 ADR Index — Composition

% of Index
Consumer Non-Cyclical	26%
Basic Materials	22%
Financial	15%
Energy	14%
Communications	10%
Utilities	7%
Consumer Cyclical	3%
Industrial	3%

Country Composition
Brazil	65%
Mexico	14%
Chile	12%
Colombia	7%
Peru	2%

UltraShort China ProFund

Investment Objective: The UltraShort China ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Bank of New York Mellon China Select ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon China Select ADR Index — Composition

% of Index
Communications	43%
Energy	24%
Consumer Non-Cyclical	8%
Financial	7%
Technology	6%
Consumer Cyclical	4%
Basic Materials	4%
Utilities	3%
Industrial	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 15

UltraShort Japan ProFund

Investment Objective: The UltraShort Japan ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts (currency)	103%
Futures Contracts (index)	(97)%
Swap Agreements	(102)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Consumer Cyclical	28%
Industrial	26%
Consumer Non-Cyclical	17%
Communications	8%
Financial	7%
Technology	7%
Basic Materials	6%
Energy	1%

Banks UltraSector ProFund

Investment Objective: The Banks Ultrasector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Banks Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	79%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
J.P. Morgan Chase & Co.	14.0%
Wells Fargo & Co.	13.4%
Citigroup, Inc.	9.8%
Bank of America Corp.	9.5%
U.S. Bancorp	4.9%

Dow Jones U.S. Banks Index — Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Basic Materials UltraSector ProFund

Investment Objective: The Basic Materials UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Basic Materials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
E.I. du Pont de Nemours & Co.	7.0%
The Dow Chemical Co.	6.0%
Freeport-McMoRan Copper & Gold, Inc.	5.1%
Praxair, Inc.	5.1%
LyondellBasell Industries N.V.	3.6%

Dow Jones U.S. Basic Materials Index — Composition

% of Index
Chemicals	65%
Industrial Metals	18%
Mining	12%
Forestry and Paper	5%

16 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Biotechnology UltraSector ProFund

Investment Objective: The Biotechnology UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Biotechnology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	56%
Swap Agreements	94%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	10.1%
Gilead Sciences, Inc.	9.1%
AbbVie, Inc.	8.9%
Celgene Corp.	6.4%
Biogen Idec, Inc.	5.7%

Dow Jones U.S. Biotechnology Index — Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Consumer Goods UltraSector ProFund

Investment Objective: The Consumer Goods UltraSector ProFund seeks daily investment results that, before fees and expenses correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer Goods Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Swap Agreements	91%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	7.3%
Philip Morris International, Inc.	5.3%
Coca-Cola Co.	5.0%
PepsiCo, Inc.	4.0%
Altria Group, Inc.	2.4%

Dow Jones U.S. Consumer Goods Index — Composition

% of Index
Food Producers	20%
Household Goods	19%
Beverages	19%
Tobacco	15%
Personal Goods	14%
Automobiles and Parts	10%
Leisure Goods	3%

Consumer Services UltraSector ProFund

Investment Objective: The Consumer Services UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer Services Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	56%
Swap Agreements	95%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	3.2%
Comcast Corp.	2.9%
The Home Depot, Inc.	2.8%
McDonald’s Corp.	2.7%
Walt Disney Co.	2.7%

Dow Jones U.S. Consumer Services Index — Composition

% of Index
General Retailers	41%
Media	28%
Travel and Leisure	20%
Food and Drug Retailers	11%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 17

Financials UltraSector ProFund

Investment Objective: The Financials UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Swap Agreements	91%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
J.P. Morgan Chase & Co.	3.9%
Berkshire Hathaway, Inc.	3.8%
Wells Fargo & Co.	3.7%
Bank of America Corp.	2.7%
Citigroup, Inc.	2.5%

Dow Jones U.S. Financials Index — Composition

% of Index
Banks	32%
General Financial	24%
Real Estate Investment Trusts	19%
Nonlife Insurance	19%
Life Insurance	5%
Real Estate Investment & Services	1%

Health Care UltraSector ProFund

Investment Objective: The Health Care UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	83%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	7.7%
Pfizer, Inc.	7.6%
Merck & Co., Inc.	5.0%
Amgen, Inc.	2.5%
Gilead Sciences, Inc.	2.3%

Dow Jones U.S. Health Care Index — Composition

% of Index
Pharmaceuticals and Biotechnology	66%
Health Care Equipment and Services	34%

Industrials UltraSector ProFund

Investment Objective: The Industrials UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Industrials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Swap Agreements	87%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	7.5%
United Technologies Corp.	2.2%
3M Co.	2.1%
Union Pacific Corp.	2.1%
Caterpillar, Inc.	2.1%

Dow Jones U.S. Industrials Index — Composition

% of Index
General Industrials	21%
Industrial Engineering	17%
Support Services	17%
Aerospace and Defense	15%
Industrial Transportation	13%
Electronic & Electrical Equipment	11%
Construction and Materials	6%

18 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Internet UltraSector ProFund

Investment Objective: The Internet UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half (1.5x) the daily performance of the Dow Jones Internet Composite Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	53%
Swap Agreements	97%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Google, Inc.	5.0%
Amazon.com, Inc.	3.8%
eBay, Inc.	3.4%
Priceline.com, Inc.	2.8%
Salesforce.com, Inc.	2.2%

Dow Jones Internet Composite Index — Composition

The Dow Jones Internet Composite Index is comprised of a single sector.

Mobile Telecommunications UltraSector ProFund

Investment Objective: The Mobile Telecommunications UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Mobile Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Swap Agreements	93%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Crown Castle International Corp.	22.0%
Sprint Nextel Corp.	18.2%
SBA Communications Corp.	9.4%
MetroPCS Communications, Inc.	3.4%
Telephone & Data Systems, Inc.	2.7%

Dow Jones U.S. Mobile Telecommunications Index — Composition

The Dow Jones U.S. Mobile Telecommunications Index is comprised of a single sector.

Oil & Gas UltraSector ProFund

Investment Objective: The Oil & Gas UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	19.2%
Chevron Corp.	10.6%
Schlumberger, Ltd.	4.7%
ConocoPhillips	3.4%
Occidental Petroleum Corp.	3.4%

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil and Gas Producers	75%
Oil Equipment, Services and Distribution	25%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 19

Oil Equipment, Services & Distribution UltraSector ProFund

Investment Objective: The Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Swap Agreements	91%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	15.0%
Halliburton Co.	5.5%
National Oilwell Varco, Inc.	4.6%
The Williams Cos., Inc.	3.4%
Kinder Morgan, Inc.	3.4%

Dow Jones U.S. Oil Equipment, Services & Distribution Index — Composition

The Dow Jones U.S. Oil Equipment, Services & Distribution Index is comprised of a single sector.

Pharmaceuticals UltraSector ProFund

Investment Objective: The Pharmaceuticals UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Swap Agreements	91%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	14.8%
Pfizer, Inc.	14.5%
Merck & Co., Inc.	9.5%
Bristol-Myers Squibb Co.	4.3%
Eli Lilly & Co.	4.0%

Dow Jones U.S. Pharmaceuticals Index — Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Precious Metals UltraSector ProFund

Investment Objective: The Precious Metals UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	83%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Freeport-McMoRan Copper & Gold, Inc.	13.4%
Barrick Gold Corp.	12.8%
Goldcorp, Inc.	11.5%
Newmont Mining Co.	8.6%
AngloGold Ashanti, Ltd.	4.3%

Dow Jones Precious Metals Index — Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

20 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Real Estate UltraSector ProFund

Investment Objective: The Real Estate UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Swap Agreements	89%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	5.5%
American Tower Corp.	3.3%
Public Storage, Inc.	2.5%
HCP, Inc.	2.4%
Ventas, Inc.	2.2%

Dow Jones U.S. Real Estate Index — Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Semiconductor UltraSector ProFund

Investment Objective: The Semiconductor UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Semiconductors Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	56%
Swap Agreements	94%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	17.7%
Texas Instruments, Inc.	6.3%
Broadcom Corp.	2.9%
Applied Materials, Inc.	2.6%
Analog Devices, Inc.	2.3%

Dow Jones U.S. Semiconductors Index — Composition

The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

Technology UltraSector ProFund

Investment Objective: The Technology UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Swap Agreements	93%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	10.4%
International Business Machines Corp.	5.1%
Microsoft Corp.	4.9%
Google, Inc.	4.7%
Oracle Corp.	3.2%

Dow Jones U.S. Technology Index — Composition

% of Index
Technology Hardware and Equipment	53%
Software and Computer Services	47%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 21

Telecommunications UltraSector ProFund

Investment Objective: The Telecommunications UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	51%
Swap Agreements	100%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	23.4%
Verizon Communications, Inc.	14.8%
CenturyLink, Inc.	3.0%
Crown Castle International Corp.	2.5%
Sprint Nextel Corp.	2.0%

Dow Jones U.S. Telecommunications Index — Composition

% of Index
Fixed Line Telecommunications	87%
Mobile Telecommunications	13%

Utilities UltraSector ProFund

Investment Objective: The Utilities UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Utilities Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	86%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Duke Energy Corp.	5.5%
Southern Co.	4.3%
Dominion Resources, Inc.	3.4%
NextEra Energy, Inc.	3.1%
Exelon Corp.	2.9%

Dow Jones U.S. Utilities Index — Composition

% of Index
Electricity	67%
Gas,Water & Multi Utilities	33%

Short Oil & Gas ProFund

Investment Objective: The Short Oil & Gas ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil and Gas Producers	75%
Oil Equipment, Services and Distribution	25%

22 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Short Precious Metals ProFund

Investment Objective: The Short Precious Metals ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Short Real Estate ProFund

Investment Objective: The Short Real Estate ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real Estate Index — Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

U.S. Government Plus ProFund

Investment Objective: The U.S. Government Plus ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	50%
Swap Agreements	74%
Total Exposure	124%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 23

Rising Rates Opportunity 10 ProFund

Investment Objective: The Rising Rates Opportunity 10 ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily movement of the most recently issued 10-year U.S. Treasury Note.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity ProFund

Investment Objective: The Rising Rates Opportunity ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total Exposure	(124)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Rising U.S. Dollar ProFund

Investment Objective: The Rising U.S. Dollar ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the basket of currencies included in the U.S. Dollar Index.

U.S. Dollar Index Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	102%
Total Exposure	102%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese Yen	14%
British Pound Sterling	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

24 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Falling U.S. Dollar ProFund

Investment Objective: The Falling U.S. Dollar ProFund seeks daily investment results that, before fees and expenses, correspond to the daily performance of the basket of currencies included in the U.S. Dollar Index.

U.S. Dollar Index Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(99)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese Yen	14%
British Pound Sterling	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

Expense Examples

26  :: Expense Examples (unaudited)

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at August 1, 2012 and held for the entire period from August 1, 2012 through January 31, 2013.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 8/1/12	Ending Account Value 1/31/13	Expenses Paid During Period* 8/1/12 - 1/31/13	Annualized Expense Ratio During Period 8/1/12 - 1/31/13
Investor Class
Bull ProFund	$1,000.00	$1,088.70	$9.21	1.75%
Mid-Cap ProFund	1,000.00	1,159.60	9.69	1.78%
Small-Cap ProFund	1,000.00	1,147.70	9.42	1.74%
NASDAQ-100 ProFund	1,000.00	1,030.30	9.01	1.76%
Large-Cap Value ProFund	1,000.00	1,130.40	9.29	1.73%
Large-Cap Growth ProFund	1,000.00	1,053.40	9.32	1.80%
Mid-Cap Value ProFund	1,000.00	1,168.50	9.57	1.75%
Mid-Cap Growth ProFund	1,000.00	1,153.60	9.45	1.74%
Small-Cap Value ProFund	1,000.00	1,156.90	9.51	1.75%
Small-Cap Growth ProFund	1,000.00	1,119.70	9.35	1.75%
Europe 30 ProFund	1,000.00	1,210.90	9.98	1.79%
UltraBull ProFund	1,000.00	1,183.50	9.74	1.77%
UltraMid-Cap ProFund	1,000.00	1,344.10	10.46	1.77%
UltraSmall-Cap ProFund	1,000.00	1,314.40	10.73	1.84%
UltraDow 30 ProFund	1,000.00	1,145.50	9.46	1.75%
UltraNASDAQ-100 ProFund	1,000.00	1,061.80	8.99	1.73%
UltraInternational ProFund	1,000.00	1,386.50	10.83	1.80%
UltraEmerging Markets ProFund	1,000.00	1,176.00	10.64	1.94%
UltraLatin America ProFund	1,000.00	1,180.00	10.00	1.82%
UltraChina ProFund	1,000.00	1,277.00	10.04	1.75%
UltraJapan ProFund	1,000.00	1,627.90	11.59	1.75%
Bear ProFund	1,000.00	896.30	8.51	1.78%
Short Small-Cap ProFund	1,000.00	845.20	8.14	1.75%
Short NASDAQ-100 ProFund	1,000.00	935.20	8.54	1.75%
UltraBear ProFund	1,000.00	792.20	8.04	1.78%
UltraShort Mid-Cap ProFund	1,000.00	707.00	7.49	1.74%
UltraShort Small-Cap ProFund	1,000.00	717.30	7.57	1.75%
UltraShort Dow 30 ProFund	1,000.00	827.60	8.11	1.76%
UltraShort NASDAQ-100 ProFund	1,000.00	886.70	8.32	1.75%
UltraShort International ProFund	1,000.00	673.30	7.80	1.85%
UltraShort Emerging Markets ProFund	1,000.00	797.90	7.89	1.74%
UltraShort Latin America ProFund	1,000.00	793.40	7.87	1.74%
UltraShort China ProFund	1,000.00	720.80	7.59	1.75%
UltraShort Japan ProFund	1,000.00	578.50	7.00	1.76%
Banks UltraSector ProFund	1,000.00	1,329.20	10.22	1.74%
Basic Materials UltraSector ProFund	1,000.00	1,184.30	10.30	1.87%
Biotechnology UltraSector ProFund	1,000.00	1,256.40	9.78	1.72%
Consumer Goods UltraSector ProFund	1,000.00	1,143.30	9.40	1.74%
Consumer Services UltraSector ProFund	1,000.00	1,211.00	9.70	1.74%
Financials UltraSector ProFund	1,000.00	1,264.00	9.93	1.74%
Health Care UltraSector ProFund	1,000.00	1,187.60	9.59	1.74%
Industrials UltraSector ProFund	1,000.00	1,220.10	9.79	1.75%
Internet UltraSector ProFund	1,000.00	1,313.80	10.67	1.83%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,268.00	9.95	1.74%
Oil & Gas UltraSector ProFund	1,000.00	1,160.40	9.58	1.76%

Expense Examples (unaudited) :: 27

	Beginning Account Value 8/1/12	Ending Account Value 1/31/13	Expenses Paid During Period* 8/1/12 - 1/31/13	Annualized Expense Ratio During Period 8/1/12 - 1/31/13
Oil Equipment, Services & Distribution UltraSector ProFund	$1,000.00	$1,172.20	$10.24	1.87%
Pharmaceuticals UltraSector ProFund	1,000.00	1,129.50	9.34	1.74%
Precious Metals UltraSector ProFund	1,000.00	938.30	8.89	1.82%
Real Estate UltraSector ProFund	1,000.00	1,065.60	9.06	1.74%
Semiconductor UltraSector ProFund	1,000.00	993.90	8.74	1.74%
Technology UltraSector ProFund	1,000.00	997.40	8.76	1.74%
Telecommunications UltraSector ProFund	1,000.00	976.20	8.62	1.73%
Utilities UltraSector ProFund	1,000.00	984.00	8.70	1.74%
Short Oil & Gas ProFund	1,000.00	876.10	8.18	1.73%
Short Precious Metals ProFund	1,000.00	977.60	8.67	1.74%
Short Real Estate ProFund	1,000.00	937.10	8.50	1.74%
U.S. Government Plus ProFund	1,000.00	873.40	6.99	1.48%
Rising Rates Opportunity 10 ProFund	1,000.00	1,020.30	9.06	1.78%
Rising Rates Opportunity ProFund	1,000.00	1,111.60	8.94	1.68%
Rising U.S. Dollar ProFund	1,000.00	948.70	8.69	1.77%
Falling U.S. Dollar ProFund	1,000.00	1,034.80	8.98	1.75%

Service Class
Bull ProFund	1,000.00	1,083.30	14.44	2.75%
Mid-Cap ProFund	1,000.00	1,154.20	15.09	2.78%
Small-Cap ProFund	1,000.00	1,142.10	14.79	2.74%
NASDAQ-100 ProFund	1,000.00	1,025.00	14.04	2.75%
Large-Cap Value ProFund	1,000.00	1,124.90	14.62	2.73%
Large-Cap Growth ProFund	1,000.00	1,047.80	14.45	2.80%
Mid-Cap Value ProFund	1,000.00	1,162.20	14.99	2.75%
Mid-Cap Growth ProFund	1,000.00	1,148.10	14.84	2.74%
Small-Cap Value ProFund	1,000.00	1,151.50	14.91	2.75%
Small-Cap Growth ProFund	1,000.00	1,114.10	14.65	2.75%
Europe 30 ProFund	1,000.00	1,205.20	15.51	2.79%
UltraBull ProFund	1,000.00	1,177.70	15.04	2.74%
UltraMid-Cap ProFund	1,000.00	1,337.30	16.32	2.77%
UltraSmall-Cap ProFund	1,000.00	1,307.70	16.46	2.83%
UltraDow 30 ProFund	1,000.00	1,139.30	14.61	2.71%
UltraNASDAQ-100 ProFund	1,000.00	1,056.50	14.15	2.73%
UltraInternational ProFund	1,000.00	1,379.90	16.80	2.80%
UltraEmerging Markets ProFund	1,000.00	1,169.20	16.07	2.94%
UltraLatin America ProFund	1,000.00	1,174.60	15.46	2.82%
UltraChina ProFund	1,000.00	1,269.20	15.73	2.75%
UltraJapan ProFund	1,000.00	1,617.20	18.14	2.75%
Bear ProFund	1,000.00	891.80	13.07	2.74%
Short Small-Cap ProFund	1,000.00	840.80	12.71	2.74%
Short NASDAQ-100 ProFund	1,000.00	929.70	13.28	2.73%
UltraBear ProFund	1,000.00	787.70	12.12	2.69%
UltraShort Mid-Cap ProFund	1,000.00	702.30	11.76	2.74%
UltraShort Small-Cap ProFund	1,000.00	713.30	11.88	2.75%
UltraShort Dow 30 ProFund	1,000.00	823.60	12.69	2.76%
UltraShort NASDAQ-100 ProFund	1,000.00	883.20	12.67	2.67%
UltraShort International ProFund	1,000.00	670.10	12.00	2.85%
UltraShort Emerging Markets ProFund	1,000.00	793.90	12.39	2.74%
UltraShort Latin America ProFund	1,000.00	789.30	12.36	2.74%
UltraShort China ProFund	1,000.00	718.20	11.91	2.75%
UltraShort Japan ProFund	1,000.00	575.40	10.96	2.76%
Banks UltraSector ProFund	1,000.00	1,325.00	16.06	2.74%
Basic Materials UltraSector ProFund	1,000.00	1,178.60	15.76	2.87%
Biotechnology UltraSector ProFund	1,000.00	1,250.00	15.43	2.72%
Consumer Goods UltraSector ProFund	1,000.00	1,137.10	14.76	2.74%
Consumer Services UltraSector ProFund	1,000.00	1,204.70	15.23	2.74%
Financials UltraSector ProFund	1,000.00	1,257.30	15.59	2.74%
Health Care UltraSector ProFund	1,000.00	1,181.60	15.07	2.74%
Industrials UltraSector ProFund	1,000.00	1,214.10	15.29	2.74%
Internet UltraSector ProFund	1,000.00	1,307.10	16.46	2.83%

28 :: Expense Examples (unaudited)

	Beginning Account Value 8/1/12	Ending Account Value 1/31/13	Expenses Paid During Period* 8/1/12 - 1/31/13	Annualized Expense Ratio During Period 8/1/12 - 1/31/13
Mobile Telecommunications UltraSector ProFund	$1,000.00	$1,260.50	$15.61	2.74%
Oil & Gas UltraSector ProFund	1,000.00	1,154.50	14.93	2.75%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,166.20	15.62	2.86%
Pharmaceuticals UltraSector ProFund	1,000.00	1,123.90	14.67	2.74%
Precious Metals UltraSector ProFund	1,000.00	933.60	13.70	2.81%
Real Estate UltraSector ProFund	1,000.00	1,060.50	14.18	2.73%
Semiconductor UltraSector ProFund	1,000.00	988.60	13.73	2.74%
Technology UltraSector ProFund	1,000.00	992.40	13.76	2.74%
Telecommunications UltraSector ProFund	1,000.00	971.10	13.46	2.71%
Utilities UltraSector ProFund	1,000.00	978.90	13.52	2.71%
Short Oil & Gas ProFund	1,000.00	875.00	11.72	2.48%
Short Precious Metals ProFund	1,000.00	973.40	13.63	2.74%
Short Real Estate ProFund	1,000.00	932.50	13.35	2.74%
U.S. Government Plus ProFund	1,000.00	869.40	11.64	2.47%
Rising Rates Opportunity 10 ProFund	1,000.00	1,016.20	13.72	2.70%
Rising Rates Opportunity ProFund	1,000.00	1,104.90	14.11	2.66%
Rising U.S. Dollar ProFund	1,000.00	943.90	13.52	2.76%
Falling U.S. Dollar ProFund	1,000.00	1,029.60	14.07	2.75%

*  Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Expense Examples (unaudited) :: 29

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 8/1/12	Ending Account Value 1/31/13	Expenses Paid During Period* 8/1/12 - 1/31/13	Annualized Expense Ratio During Period 8/1/12 - 1/31/13
Investor Class
Bull ProFund	$1,000.00	$1,016.38	$8.89	1.75%
Mid-Cap ProFund	1,000.00	1,016.23	9.05	1.78%
Small-Cap ProFund	1,000.00	1,016.43	8.84	1.74%
NASDAQ-100 ProFund	1,000.00	1,016.33	8.94	1.76%
Large-Cap Value ProFund	1,000.00	1,016.48	8.79	1.73%
Large-Cap Growth ProFund	1,000.00	1,016.13	9.15	1.80%
Mid-Cap Value ProFund	1,000.00	1,016.38	8.89	1.75%
Mid-Cap Growth ProFund	1,000.00	1,016.43	8.84	1.74%
Small-Cap Value ProFund	1,000.00	1,016.38	8.89	1.75%
Small-Cap Growth ProFund	1,000.00	1,016.38	8.89	1.75%
Europe 30 ProFund	1,000.00	1,016.18	9.10	1.79%
UltraBull ProFund	1,000.00	1,016.28	9.00	1.77%
UltraMid-Cap ProFund	1,000.00	1,016.28	9.00	1.77%
UltraSmall-Cap ProFund	1,000.00	1,015.93	9.35	1.84%
UltraDow 30 ProFund	1,000.00	1,016.38	8.89	1.75%
UltraNASDAQ-100 ProFund	1,000.00	1,016.48	8.79	1.73%
UltraInternational ProFund	1,000.00	1,016.13	9.15	1.80%
UltraEmerging Markets ProFund	1,000.00	1,015.43	9.86	1.94%
UltraLatin America ProFund	1,000.00	1,016.03	9.25	1.82%
UltraChina ProFund	1,000.00	1,016.38	8.89	1.75%
UltraJapan ProFund	1,000.00	1,016.38	8.89	1.75%
Bear ProFund	1,000.00	1,016.23	9.05	1.78%
Short Small-Cap ProFund	1,000.00	1,016.38	8.89	1.75%
Short NASDAQ-100 ProFund	1,000.00	1,016.38	8.89	1.75%
UltraBear ProFund	1,000.00	1,016.23	9.05	1.78%
UltraShort Mid-Cap ProFund	1,000.00	1,016.43	8.84	1.74%
UltraShort Small-Cap ProFund	1,000.00	1,016.38	8.89	1.75%
UltraShort Dow 30 ProFund	1,000.00	1,016.33	8.94	1.76%
UltraShort NASDAQ-100 ProFund	1,000.00	1,016.38	8.89	1.75%
UltraShort International ProFund	1,000.00	1,015.88	9.40	1.85%
UltraShort Emerging Markets ProFund	1,000.00	1,016.43	8.84	1.74%
UltraShort Latin America ProFund	1,000.00	1,016.43	8.84	1.74%
UltraShort China ProFund	1,000.00	1,016.38	8.89	1.75%
UltraShort Japan ProFund	1,000.00	1,016.33	8.94	1.76%
Banks UltraSector ProFund	1,000.00	1,016.43	8.84	1.74%
Basic Materials UltraSector ProFund	1,000.00	1,015.78	9.50	1.87%
Biotechnology UltraSector ProFund	1,000.00	1,016.53	8.74	1.72%
Consumer Goods UltraSector ProFund	1,000.00	1,016.43	8.84	1.74%
Consumer Services UltraSector ProFund	1,000.00	1,016.43	8.84	1.74%
Financials UltraSector ProFund	1,000.00	1,016.43	8.84	1.74%
Health Care UltraSector ProFund	1,000.00	1,016.43	8.84	1.74%
Industrials UltraSector ProFund	1,000.00	1,016.38	8.89	1.75%
Internet UltraSector ProFund	1,000.00	1,015.98	9.30	1.83%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,016.43	8.84	1.74%
Oil & Gas UltraSector ProFund	1,000.00	1,016.33	8.94	1.76%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,015.78	9.50	1.87%
Pharmaceuticals UltraSector ProFund	1,000.00	1,016.43	8.84	1.74%
Precious Metals UltraSector ProFund	1,000.00	1,016.03	9.25	1.82%
Real Estate UltraSector ProFund	1,000.00	1,016.43	8.84	1.74%
Semiconductor UltraSector ProFund	1,000.00	1,016.43	8.84	1.74%
Technology UltraSector ProFund	1,000.00	1,016.43	8.84	1.74%
Telecommunications UltraSector ProFund	1,000.00	1,016.48	8.79	1.73%
Utilities UltraSector ProFund	1,000.00	1,016.43	8.84	1.74%

30 :: Expense Examples (unaudited)

	Beginning Account Value 8/1/12	Ending Account Value 1/31/13	Expenses Paid During Period* 8/1/12 - 1/31/13	Annualized Expense Ratio During Period 8/1/12 - 1/31/13
Short Oil & Gas ProFund	$1,000.00	$1,016.48	$8.79	1.73%
Short Precious Metals ProFund	1,000.00	1,016.43	8.84	1.74%
Short Real Estate ProFund	1,000.00	1,016.43	8.84	1.74%
U.S. Government Plus ProFund	1,000.00	1,017.74	7.53	1.48%
Rising Rates Opportunity 10 ProFund	1,000.00	1,016.23	9.05	1.78%
Rising Rates Opportunity ProFund	1,000.00	1,016.74	8.54	1.68%
Rising U.S. Dollar ProFund	1,000.00	1,016.28	9.00	1.77%
Falling U.S. Dollar ProFund	1,000.00	1,016.38	8.89	1.75%

Service Class
Bull ProFund	1,000.00	1,011.34	13.94	2.75%
Mid-Cap ProFund	1,000.00	1,011.19	14.09	2.78%
Small-Cap ProFund	1,000.00	1,011.39	13.89	2.74%
NASDAQ-100 ProFund	1,000.00	1,011.34	13.94	2.75%
Large-Cap Value ProFund	1,000.00	1,011.44	13.84	2.73%
Large-Cap Growth ProFund	1,000.00	1,011.09	14.19	2.80%
Mid-Cap Value ProFund	1,000.00	1,011.34	13.94	2.75%
Mid-Cap Growth ProFund	1,000.00	1,011.39	13.89	2.74%
Small-Cap Value ProFund	1,000.00	1,011.34	13.94	2.75%
Small-Cap Growth ProFund	1,000.00	1,011.34	13.94	2.75%
Europe 30 ProFund	1,000.00	1,011.14	14.14	2.79%
UltraBull ProFund	1,000.00	1,011.39	13.89	2.74%
UltraMid-Cap ProFund	1,000.00	1,011.24	14.04	2.77%
UltraSmall-Cap ProFund	1,000.00	1,010.94	14.34	2.83%
UltraDow 30 ProFund	1,000.00	1,011.54	13.74	2.71%
UltraNASDAQ-100 ProFund	1,000.00	1,011.44	13.84	2.73%
UltraInternational ProFund	1,000.00	1,011.09	14.19	2.80%
UltraEmerging Markets ProFund	1,000.00	1,010.38	14.90	2.94%
UltraLatin America ProFund	1,000.00	1,010.99	14.29	2.82%
UltraChina ProFund	1,000.00	1,011.34	13.94	2.75%
UltraJapan ProFund	1,000.00	1,011.34	13.94	2.75%
Bear ProFund	1,000.00	1,011.39	13.89	2.74%
Short Small-Cap ProFund	1,000.00	1,011.39	13.89	2.74%
Short NASDAQ-100 ProFund	1,000.00	1,011.44	13.84	2.73%
UltraBear ProFund	1,000.00	1,011.64	13.64	2.69%
UltraShort Mid-Cap ProFund	1,000.00	1,011.39	13.89	2.74%
UltraShort Small-Cap ProFund	1,000.00	1,011.34	13.94	2.75%
UltraShort Dow 30 ProFund	1,000.00	1,011.29	13.99	2.76%
UltraShort NASDAQ-100 ProFund	1,000.00	1,011.75	13.54	2.67%
UltraShort International ProFund	1,000.00	1,010.84	14.44	2.85%
UltraShort Emerging Markets ProFund	1,000.00	1,011.39	13.89	2.74%
UltraShort Latin America ProFund	1,000.00	1,011.39	13.89	2.74%
UltraShort China ProFund	1,000.00	1,011.34	13.94	2.75%
UltraShort Japan ProFund	1,000.00	1,011.29	13.99	2.76%
Banks UltraSector ProFund	1,000.00	1,011.39	13.89	2.74%
Basic Materials UltraSector ProFund	1,000.00	1,010.74	14.55	2.87%
Biotechnology UltraSector ProFund	1,000.00	1,011.49	13.79	2.72%
Consumer Goods UltraSector ProFund	1,000.00	1,011.39	13.89	2.74%
Consumer Services UltraSector ProFund	1,000.00	1,011.39	13.89	2.74%
Financials UltraSector ProFund	1,000.00	1,011.39	13.89	2.74%
Health Care UltraSector ProFund	1,000.00	1,011.39	13.89	2.74%
Industrials UltraSector ProFund	1,000.00	1,011.39	13.89	2.74%
Internet UltraSector ProFund	1,000.00	1,010.94	14.34	2.83%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,011.39	13.89	2.74%
Oil & Gas UltraSector ProFund	1,000.00	1,011.34	13.94	2.75%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,010.79	14.50	2.86%
Pharmaceuticals UltraSector ProFund	1,000.00	1,011.39	13.89	2.74%
Precious Metals UltraSector ProFund	1,000.00	1,011.04	14.24	2.81%
Real Estate UltraSector ProFund	1,000.00	1,011.44	13.84	2.73%
Semiconductor UltraSector ProFund	1,000.00	1,011.39	13.89	2.74%
Technology UltraSector ProFund	1,000.00	1,011.39	13.89	2.74%
Telecommunications UltraSector ProFund	1,000.00	1,011.54	13.74	2.71%
Utilities UltraSector ProFund	1,000.00	1,011.54	13.74	2.71%

Expense Examples (unaudited) :: 31

	Beginning Account Value 8/1/12	Ending Account Value 1/31/13	Expenses Paid During Period* 8/1/12 - 1/31/13	Annualized Expense Ratio During Period 8/1/12 - 1/31/13
Short Oil & Gas ProFund	$1,000.00	$1,012.70	$12.58	2.48%
Short Precious Metals ProFund	1,000.00	1,011.39	13.89	2.74%
Short Real Estate ProFund	1,000.00	1,011.39	13.89	2.74%
U.S. Government Plus ProFund	1,000.00	1,012.75	12.53	2.47%
Rising Rates Opportunity 10 ProFund	1,000.00	1,011.59	13.69	2.70%
Rising Rates Opportunity ProFund	1,000.00	1,011.80	13.49	2.66%
Rising U.S. Dollar ProFund	1,000.00	1,011.29	13.99	2.76%
Falling U.S. Dollar ProFund	1,000.00	1,011.34	13.94	2.75%

*       Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

This Page Intentionally Left Blank

Schedules of Portfolio Investments

34 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks (43.0%)

	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.3%	1,836	$184,610
AbbVie, Inc. (Pharmaceuticals)	0.3%	4,644	170,389
Altria Group, Inc. (Agriculture)	0.2%	5,868	197,634
Amazon.com, Inc. (Internet)*	0.3%	1,044	277,181
Amgen, Inc. (Biotechnology)	0.3%	2,232	190,747
Apple Computer, Inc. (Computers)	1.5%	2,736	1,245,727
AT&T, Inc. (Telecommunications)	0.6%	16,488	573,617
Bank of America Corp. (Banks)	0.5%	31,284	354,135
Berkshire Hathaway, Inc., Class Class B (Insurance)*	0.7%	5,292	512,954
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.2%	4,788	173,038
Caterpillar, Inc. (Machinery-Construction & Mining)	0.2%	1,908	187,728
Chevron Corp. (Oil & Gas)	0.8%	5,688	654,973
Cisco Systems, Inc. (Telecommunications)	0.4%	15,408	316,943
Citigroup, Inc. (Banks)	0.4%	8,496	358,191
Coca-Cola Co. (Beverages)	0.6%	11,196	416,939
Comcast Corp., Class Class A (Media)	0.2%	7,704	293,369
ConocoPhillips (Oil & Gas)	0.3%	3,528	204,624
CVS Caremark Corp. (Retail)	0.2%	3,636	186,163
eBay, Inc. (Internet)*	0.3%	3,384	189,267
Exxon Mobil Corp. (Oil & Gas)	1.4%	13,248	1,191,923
General Electric Co. (Miscellaneous Manufacturing)	0.9%	30,456	678,559
Gilead Sciences, Inc. (Biotechnology)*	0.2%	4,392	173,264
Google, Inc., Class Class A (Internet)*	0.7%	756	571,302
Intel Corp. (Semiconductors)	0.4%	14,436	303,734
International Business Machines Corp. (Computers)	0.8%	3,096	628,705
J.P. Morgan Chase & Co. (Banks)	0.7%	11,052	519,996
Johnson & Johnson (Healthcare-Products)	0.8%	8,028	593,430
MasterCard, Inc., Class Class A (Commercial Services)	0.2%	324	167,962
McDonald’s Corp. (Retail)	0.4%	2,916	277,865
Merck & Co., Inc. (Pharmaceuticals)	0.4%	8,820	381,465
Microsoft Corp. (Software)	0.8%	21,996	604,230
Occidental Petroleum Corp. (Oil & Gas)	0.3%	2,340	206,552
Oracle Corp. (Software)	0.5%	10,908	387,343
PepsiCo, Inc. (Beverages)	0.4%	4,500	327,825
Pfizer, Inc. (Pharmaceuticals)	0.7%	21,384	583,355
Philip Morris International, Inc. (Agriculture)	0.5%	4,860	428,458
Procter & Gamble Co. (Cosmetics/Personal Care)	0.8%	7,920	595,267
Qualcomm, Inc. (Telecommunications)	0.3%	4,932	325,659
Schlumberger, Ltd. (Oil & Gas Services)	0.3%	3,852	300,650
The Goldman Sachs Group, Inc. (Banks)	0.2%	1,296	191,627
The Home Depot, Inc. (Retail)	0.4%	4,356	291,503
U.S. Bancorp (Banks)	0.2%	5,472	181,123
Union Pacific Corp. (Transportation)	0.2%	1,368	179,837
United Technologies Corp. (Aerospace/Defense)	0.1%	2,448	214,371
Verizon Communications, Inc. (Telecommunications)	0.4%	8,280	361,091
Visa, Inc., Class Class A (Commercial Services)	0.3%	1,512	238,760
Wal-Mart Stores, Inc. (Retail)	0.4%	4,860	339,957
Walt Disney Co. (Media)	0.3%	5,148	277,375
Wells Fargo & Co. (Banks)	0.6%	14,220	495,283
Other Common Stocks	20.1%	484,141	20,147,499
TOTAL COMMON STOCKS (Cost $27,116,199)			38,854,199

Repurchase Agreements(a)(b) (57.5%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $52,015,085	$52,015,000	$52,015,000
TOTAL REPURCHASE AGREEMENTS (Cost $52,015,000)		52,015,000
TOTAL INVESTMENT SECURITIES (Cost $79,131,199)—100.5%		90,869,199
Net other assets (liabilities)—(-0.5)%		(483,907)
NET ASSETS—100.0%		$90,385,292

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $5,672,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 35

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 3/18/13 (Underlying notional amount at value $7,472,500)	100	$367,074

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$26,947,351	$(27,902)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	17,357,225	(21,051)
		$(48,953)

Bull ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Advertising	$56,294	0.1%
Aerospace/Defense	637,094	0.7%
Agriculture	763,888	0.8%
Airlines	24,214	NM
Apparel	222,241	0.2%
Auto Components	33,402	NM
Auto Manufacturers	190,559	0.3%
Auto Parts & Equipment	95,500	0.1%
Banks	2,879,264	3.2%
Beverages	912,438	1.1%
Biotechnology	678,639	0.8%
Building Materials	19,199	NM
Chemicals	983,242	0.9%
Coal	40,227	NM
Commercial Services	722,746	0.7%
Computers	2,563,751	2.9%
Cosmetics/Personal Care	797,490	1.0%
Distribution/Wholesale	125,596	0.2%
Diversified Financial Services	701,041	0.8%
Electric	1,189,894	1.4%
Electrical Components & Equipment	206,150	0.2%
Electronics	266,914	0.3%
Energy-Alternate Sources	5,072	NM
Engineering & Construction	47,660	0.1%
Entertainment	11,620	NM
Environmental Control	97,168	0.1%
Food	743,604	0.8%
Forest Products & Paper	90,538	0.1%
Gas	111,521	0.1%
Hand/Machine Tools	53,306	NM
Healthcare-Products	1,325,924	1.5%
Healthcare-Services	461,680	0.5%
Holding Companies-Diversified	14,659	NM
Home Builders	59,190	0.1%
Home Furnishings	32,982	NM
Household Products/Wares	145,257	0.1%
Housewares	19,441	NM
Insurance	1,598,572	1.9%
Internet	1,360,777	1.5%
Iron/Steel	77,750	0.1%
Leisure Time	84,149	0.1%
Lodging	113,322	0.1%
Machinery-Construction & Mining	208,195	0.2%
Machinery-Diversified	273,033	0.3%
Media	1,336,473	1.5%
Metal Fabricate/Hardware	79,229	0.1%
Mining	207,306	0.2%
Miscellaneous Manufacturing	1,443,795	1.6%
Office/Business Equipment	37,713	NM
Oil & Gas	3,503,932	3.9%
Oil & Gas Services	635,550	0.7%
Packaging & Containers	51,430	0.1%
Pharmaceuticals	2,147,286	2.3%
Pipelines	217,997	0.2%
Real Estate	18,645	NM
REIT	817,608	1.0%
Retail	2,457,360	2.7%
Savings & Loans	24,105	NM
Semiconductors	761,482	0.8%
Software	1,421,328	1.6%
Telecommunications	1,957,780	2.2%
Textiles	13,692	NM
Toys/Games/Hobbies	50,039	0.1%
Transportation	626,246	0.7%
Other**	51,531,093	57.0%
Total	$90,385,292	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

REIT              Real Estate Investment Trust

See accompanying notes to the financial statements.

36 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks (35.1%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	828	$24,550
ACI Worldwide, Inc.* (Software)	460	21,868
Acuity Brands, Inc. (Electrical Components & Equipment)	552	37,978
Acxiom Corp.* (Software)	920	16,312
ADTRAN, Inc. (Telecommunications)	736	14,867
Advance Auto Parts, Inc. (Retail)	920	67,638
Advent Software, Inc.* (Software)	368	9,071
Aecom Technology Corp.* (Engineering & Construction)	1,288	32,934
Aeropostale, Inc.* (Retail)	920	12,448
Affiliated Managers Group, Inc.* (Diversified Financial Services)	644	92,691
AGCO Corp.* (Machinery-Diversified)	1,196	63,389
Alaska Air Group, Inc.* (Airlines)	828	38,195
Albemarle Corp. (Chemicals)	1,104	67,686
Alexander & Baldwin, Inc.* (Real Estate)	552	18,547
Alexandria Real Estate Equities, Inc. (REIT)	736	53,360
Alleghany Corp.* (Insurance)	184	66,349
Alliance Data Systems Corp.* (Commercial Services)	644	101,495
Alliant Energy Corp. (Electric)	1,380	63,259
Alliant Techsystems, Inc. (Aerospace/Defense)	368	23,817
Allscripts Healthcare Solutions, Inc.* (Software)	2,116	23,445
Alpha Natural Resources, Inc.* (Coal)	2,668	23,639
AMC Networks, Inc.*—Class A (Media)	736	41,930
American Campus Communities, Inc. (REIT)	1,288	59,982
American Eagle Outfitters, Inc. (Retail)	2,208	44,624
American Financial Group, Inc. (Insurance)	920	39,155
Ametek, Inc. (Electrical Components & Equipment)	2,944	120,675
ANN, Inc.* (Retail)	552	17,024
ANSYS, Inc.* (Software)	1,104	81,254
AOL, Inc. (Internet)	1,012	31,018
Apollo Investment Corp. (Investment Companies)	2,484	22,356
AptarGroup, Inc. (Miscellaneous Manufacturing)	828	42,667
Aqua America, Inc. (Water)	1,748	47,598
Arch Coal, Inc. (Coal)	2,576	18,341
Arrow Electronics, Inc.* (Electronics)	1,288	49,485
Arthur J. Gallagher & Co. (Insurance)	1,472	54,390
Ascena Retail Group, Inc.* (Retail)	1,564	26,510
Ashland, Inc. (Chemicals)	920	72,230
Aspen Insurance Holdings, Ltd. (Insurance)	828	28,243
Associated Banc-Corp. (Banks)	2,116	30,195
Astoria Financial Corp. (Savings & Loans)	1,012	9,857
Atmel Corp.* (Semiconductors)	5,336	35,751
Atmos Energy Corp. (Gas)	1,104	41,245
Atwood Oceanics, Inc.* (Oil & Gas)	736	38,839
Avnet, Inc.* (Electronics)	1,656	58,556
Bally Technologies, Inc.* (Entertainment)	460	22,154
BancorpSouth, Inc. (Banks)	1,012	14,674
Bank of Hawaii Corp. (Banks)	552	26,546
Barnes & Noble, Inc.* (Retail)	460	6,136
BE Aerospace, Inc.* (Aerospace/Defense)	1,288	66,319
Bill Barrett Corp.* (Oil & Gas)	552	8,815
BioMed Realty Trust, Inc. (REIT)	1,840	37,444
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	276	31,406
Black Hills Corp. (Electric)	552	22,273
Bob Evans Farms, Inc. (Retail)	368	16,291
BRE Properties, Inc.—Class A (REIT)	920	46,810
Brinker International, Inc. (Retail)	920	30,121
Broadridge Financial Solutions, Inc. (Software)	1,472	34,695
Brown & Brown, Inc. (Insurance)	1,472	40,244
Cabela’s, Inc.* (Retail)	552	28,494
Cabot Corp. (Chemicals)	736	27,548
Cadence Design Systems, Inc.* (Computers)	3,404	47,418
Camden Property Trust (REIT)	1,012	70,223
CARBO Ceramics, Inc. (Oil & Gas Services)	276	22,110
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	736	47,214
Carpenter Technology Corp. (Iron/Steel)	552	28,886
Carter’s, Inc.* (Apparel)	644	38,788
Cathay Bancorp, Inc. (Banks)	920	17,857
CBOE Holdings, Inc. (Diversified Financial Services)	1,104	37,404
Charles River Laboratories International, Inc.* (Biotechnology)	552	22,809
Chico’s FAS, Inc. (Retail)	2,024	36,290
Church & Dwight, Inc. (Household Products/Wares)	1,748	101,017
Ciena Corp.* (Telecommunications)	1,196	18,729
Cimarex Energy Co. (Oil & Gas)	1,012	64,626
Cinemark Holdings, Inc. (Entertainment)	1,288	36,244
City National Corp. (Banks)	552	29,234
Clarcor, Inc. (Miscellaneous Manufacturing)	644	32,496
Clean Harbors, Inc.* (Environmental Control)	644	35,800
Cleco Corp. (Electric)	736	31,464
Commerce Bancshares, Inc. (Banks)	920	34,546
Commercial Metals Co. (Metal Fabricate/Hardware)	1,380	22,977
Community Health Systems, Inc. (Healthcare-Services)	1,104	42,316
Compass Minerals International, Inc. (Mining)	368	26,514
Compuware Corp.* (Software)	2,576	29,933
Concur Technologies, Inc.* (Software)	552	36,929
Convergys Corp. (Commercial Services)	1,288	21,922
Con-way, Inc. (Transportation)	644	20,209
Copart, Inc.* (Retail)	1,288	46,252
CoreLogic, Inc.* (Commercial Services)	1,196	31,383
Corporate Office Properties Trust (REIT)	1,012	26,778
Corrections Corp. of America (Commercial Services)	1,196	45,316
Covance, Inc.* (Healthcare-Services)	644	42,961
Crane Co. (Miscellaneous Manufacturing)	552	27,755
Cree, Inc.* (Semiconductors)	1,380	59,548
Cullen/Frost Bankers, Inc. (Banks)	736	43,342
Cypress Semiconductor Corp. (Semiconductors)	1,564	16,062
Cytec Industries, Inc. (Chemicals)	552	40,462
Deckers Outdoor Corp.* (Apparel)	460	18,377
Deluxe Corp. (Commercial Services)	644	23,693
DeVry, Inc. (Commercial Services)	736	18,525
Dick’s Sporting Goods, Inc. (Retail)	1,196	56,918
Diebold, Inc. (Computers)	736	21,668
Domtar Corp. (Forest Products & Paper)	460	38,286
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,656	62,281

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 37

Common Stocks, continued

	Shares	Value
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	920	$16,017
Dresser-Rand Group, Inc.* (Oil & Gas Services)	920	56,166
Dril-Quip, Inc.* (Oil & Gas Services)	460	37,301
DST Systems, Inc. (Computers)	368	24,634
Duke Realty Corp. (REIT)	3,772	58,127
East West Bancorp, Inc. (Banks)	1,748	40,991
Eaton Vance Corp. (Diversified Financial Services)	1,380	49,956
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,380	43,691
Energen Corp. (Oil & Gas)	920	44,289
Energizer Holdings, Inc. (Electrical Components & Equipment)	736	64,039
Equinix, Inc.* (Internet)	552	118,918
Equity One, Inc. (REIT)	736	16,641
Essex Property Trust, Inc. (REIT)	460	70,739
Esterline Technologies Corp.* (Aerospace/Defense)	368	24,432
Everest Re Group, Ltd. (Insurance)	644	74,582
Exelis, Inc. (Aerospace/Defense)	2,300	25,277
Extra Space Storage, Inc. (REIT)	1,288	51,314
FactSet Research Systems, Inc. (Media)	460	42,559
Fair Isaac Corp. (Software)	460	20,732
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,564	23,100
Federal Realty Investment Trust (REIT)	828	87,644
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,104	26,121
Fidelity National Title Group, Inc.—Class A (Insurance)	2,576	64,658
First American Financial Corp. (Insurance)	1,288	30,770
First Niagara Financial Group, Inc. (Savings & Loans)	4,324	33,900
FirstMerit Corp. (Banks)	1,380	21,017
Flowers Foods, Inc. (Food)	1,380	37,094
Foot Locker, Inc. (Retail)	1,840	63,204
Forest Oil Corp.* (Oil & Gas)	1,472	10,245
Fortune Brands Home & Security, Inc.* (Building Materials)	2,024	66,266
FTI Consulting, Inc.* (Commercial Services)	460	14,950
Fulton Financial Corp. (Banks)	2,392	26,049
Gardner Denver, Inc. (Machinery-Diversified)	644	45,318
Gartner Group, Inc.* (Commercial Services)	1,104	56,867
GATX Corp. (Trucking & Leasing)	552	26,137
General Cable Corp.* (Electrical Components & Equipment)	644	21,651
Genesee & Wyoming, Inc.*—Class A (Transportation)	552	46,688
Gentex Corp. (Electronics)	1,748	33,439
Global Payments, Inc. (Commercial Services)	920	45,319
Graco, Inc. (Machinery-Diversified)	736	42,099
Granite Construction, Inc. (Engineering & Construction)	460	16,726
Great Plains Energy, Inc. (Electric)	1,840	39,376
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,472	67,020
Greenhill & Co., Inc. (Diversified Financial Services)	276	16,256
Greif, Inc.—Class A (Packaging & Containers)	368	17,289
GUESS?, Inc. (Retail)	736	19,938
Hancock Holding Co. (Banks)	1,012	30,583
Hanesbrands, Inc.* (Apparel)	1,196	44,826
Hanover Insurance Group, Inc. (Insurance)	552	22,941
Harris Teeter Supermarkets, Inc. (Food)	644	26,720
Harsco Corp. (Miscellaneous Manufacturing)	1,012	25,796
Hawaiian Electric Industries, Inc. (Electric)	1,196	32,256
HCC Insurance Holdings, Inc. (Insurance)	1,196	46,261
Health Management Associates, Inc.*— Class A (Healthcare-Services)	3,128	32,656
Health Net, Inc.* (Healthcare-Services)	1,012	27,526
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,196	28,369
Henry Schein, Inc.* (Healthcare-Products)	1,104	95,320
Herman Miller, Inc. (Office Furnishings)	736	18,179
Highwoods Properties, Inc. (REIT)	920	33,120
Hill-Rom Holdings, Inc. (Healthcare-Products)	736	24,420
Hillshire Brands Co. (Food)	1,472	45,603
HMS Holdings Corp.* (Commercial Services)	1,104	30,095
HNI Corp. (Office Furnishings)	552	17,427
HollyFrontier Corp. (Oil & Gas)	2,484	129,715
Hologic, Inc.* (Healthcare-Products)	3,220	76,766
Home Properties, Inc. (REIT)	644	39,587
Hospitality Properties Trust (REIT)	1,472	37,124
HSN, Inc. (Retail)	460	27,416
Hubbell, Inc.—Class B (Electrical Components & Equipment)	644	58,636
Huntington Ingalls Industries, Inc. (Shipbuilding)	644	28,529
IDACORP, Inc. (Electric)	644	29,888
IDEX Corp. (Machinery-Diversified)	1,012	50,489
IDEXX Laboratories, Inc.* (Healthcare-Products)	644	61,315
Informatica Corp.* (Software)	1,288	47,669
Ingram Micro, Inc.*—Class A (Distribution/Wholesale)	1,840	33,451
Ingredion, Inc. (Food)	920	60,784
Integrated Device Technology, Inc.* (Semiconductors)	1,748	12,638
InterDigital, Inc. (Telecommunications)	460	19,959
International Bancshares Corp. (Banks)	644	12,590
International Rectifier Corp.* (Semiconductors)	828	16,138
International Speedway Corp.—Class A (Entertainment)	276	7,565
Intersil Corp.—Class A (Semiconductors)	1,564	13,529
Intrepid Potash, Inc. (Chemicals)	644	15,005
Itron, Inc.* (Electronics)	460	21,339
ITT Corp. (Miscellaneous Manufacturing)	1,104	28,351
J.B. Hunt Transport Services, Inc. (Transportation)	1,104	74,266
Jack Henry & Associates, Inc. (Computers)	1,012	41,978
Janus Capital Group, Inc. (Diversified Financial Services)	2,300	21,390
Jarden Corp.* (Household Products/Wares)	920	54,133
Jefferies Group, Inc. (Diversified Financial Services)	1,564	31,171
JetBlue Airways Corp.* (Airlines)	2,760	16,036
John Wiley & Sons, Inc. (Media)	552	21,141
Jones Lang LaSalle, Inc. (Real Estate)	552	50,861
Kansas City Southern Industries, Inc. (Transportation)	1,380	128,491
KB Home (Home Builders)	920	17,544

See accompanying notes to the financial statements.

38 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
KBR, Inc. (Engineering & Construction)	1,840	$57,444
Kemper Corp. (Insurance)	644	21,452
Kennametal, Inc. (Hand/Machine Tools)	1,012	41,502
Kirby Corp.* (Transportation)	644	45,499
Lamar Advertising Co.*—Class A (Advertising)	644	27,460
Lancaster Colony Corp. (Food)	276	19,723
Landstar System, Inc. (Transportation)	552	31,486
Lender Processing Services, Inc. (Commercial Services)	1,012	24,328
Lennox International, Inc. (Building Materials)	552	31,746
Lexmark International, Inc.—Class A (Computers)	828	19,922
Liberty Property Trust (REIT)	1,472	57,658
Life Time Fitness, Inc.* (Leisure Time)	460	23,336
LifePoint Hospitals, Inc.* (Healthcare-Services)	644	28,149
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,012	54,578
LKQ Corp.* (Distribution/Wholesale)	3,588	80,335
Louisiana-Pacific Corp.* (Building Materials)	1,656	32,176
M.D.C. Holdings, Inc. (Home Builders)	460	18,087
Mack-Cali Realty Corp. (REIT)	1,012	27,496
Manpower, Inc. (Commercial Services)	920	47,380
ManTech International Corp.—Class A (Software)	276	6,809
Martin Marietta Materials (Building Materials)	552	54,499
Masimo Corp. (Healthcare-Products)	644	13,073
Matson, Inc. (Transportation)	552	15,130
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	368	12,056
MDU Resources Group, Inc. (Electric)	2,300	53,636
Mednax, Inc.* (Healthcare-Services)	644	55,101
MEMC Electronic Materials, Inc.* (Semiconductors)	2,852	11,864
Mentor Graphics Corp.* (Computers)	1,196	20,487
Mercury General Corp. (Insurance)	460	18,216
Meredith Corp. (Media)	460	16,680
Mettler Toledo International, Inc.* (Electronics)	368	78,211
Micros Systems, Inc.* (Computers)	1,012	46,582
Mine Safety Appliances Co. (Environmental Control)	368	17,009
Minerals Technologies, Inc. (Chemicals)	460	19,030
Mohawk Industries, Inc.* (Textiles)	736	74,822
Monster Worldwide, Inc.* (Commercial Services)	1,472	8,538
MSC Industrial Direct Co.—Class A (Retail)	552	43,674
MSCI, Inc.*—Class A (Software)	1,472	49,665
National Fuel Gas Co. (Gas)	1,012	55,053
National Instruments Corp. (Electronics)	1,196	33,966
National Retail Properties, Inc. (REIT)	1,380	44,188
NCR Corp.* (Computers)	1,932	53,652
NeuStar, Inc.* (Telecommunications)	828	37,377
New York Community Bancorp (Savings & Loans)	5,336	71,236
NewMarket Corp. (Chemicals)	92	23,475
Nordson Corp. (Machinery-Diversified)	644	43,547
Northern Oil & Gas, Inc.* (Oil & Gas)	736	12,173
NV Energy, Inc. (Electric)	2,852	53,988
NVR, Inc.* (Home Builders)	92	94,729
Oceaneering International, Inc. (Oil & Gas Services)	1,288	81,415
Office Depot, Inc.* (Retail)	3,496	15,138
OGE Energy Corp. (Electric)	1,196	70,218
Oil States International, Inc.* (Oil & Gas Services)	644	49,962
Old Republic International Corp. (Insurance)	2,944	33,562
Olin Corp. (Chemicals)	1,012	23,539
OMEGA Healthcare Investors, Inc. (REIT)	1,380	35,273
Omnicare, Inc. (Pharmaceuticals)	1,380	53,751
Oshkosh Truck Corp.* (Auto Manufacturers)	1,104	43,255
Owens & Minor, Inc. (Distribution/Wholesale)	736	22,529
Packaging Corp. of America (Packaging & Containers)	1,196	45,962
Panera Bread Co.*—Class A (Hotels, Restaurants & Leisure)	368	58,810
Patterson-UTI Energy, Inc. (Oil & Gas)	1,840	37,426
Plains Exploration & Production Co.* (Oil & Gas)	1,564	74,681
Plantronics, Inc. (Telecommunications)	552	22,698
PNM Resources, Inc. (Electric)	1,012	21,616
Polaris Industries, Inc. (Leisure Time)	828	72,110
Polycom, Inc.* (Telecommunications)	2,116	23,340
Post Holdings, Inc.* (Food)	368	13,980
Potlatch Corp. (REIT)	460	19,959
Prosperity Bancshares, Inc. (Banks)	552	24,901
Protective Life Corp. (Insurance)	920	29,109
PTC, Inc.* (Software)	1,472	34,121
PVH Corp. (Retail)	828	98,423
QLogic Corp.* (Semiconductors)	1,104	12,751
Questar Corp. (Gas)	2,116	49,155
Quicksilver Resources, Inc.* (Oil & Gas)	1,472	4,033
R.R. Donnelley & Sons Co. (Commercial Services)	2,208	20,314
Rackspace Hosting, Inc.* (Internet)	1,380	103,983
Raymond James Financial Corp. (Diversified Financial Services)	1,380	61,589
Rayonier, Inc. (REIT)	1,472	79,252
Realty Income Corp. (REIT)	2,208	96,445
Regal-Beloit Corp. (Hand/Machine Tools)	552	40,936
Regency Centers Corp. (REIT)	1,104	55,012
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	920	160,025
Regis Corp. (Retail)	736	13,064
Reinsurance Group of America, Inc. (Insurance)	920	52,799
Reliance Steel & Aluminum Co. (Iron/Steel)	920	59,543
Rent-A-Center, Inc. (Commercial Services)	736	26,260
ResMed, Inc. (Healthcare-Products)	1,748	76,562
RF Micro Devices, Inc.* (Telecommunications)	3,404	17,020
Riverbed Technology, Inc.* (Computers)	1,932	37,481
Rock-Tenn Co.—Class A (Packaging & Containers)	828	65,370
Rollins, Inc. (Commercial Services)	828	20,468
Rosetta Resources, Inc.* (Oil & Gas)	644	34,145
Rovi Corp.* (Semiconductors)	1,288	22,270
Royal Gold, Inc. (Mining)	828	61,827
RPM, Inc. (Chemicals)	1,656	51,684
Saks, Inc.* (Retail)	1,196	12,929
Scholastic Corp. (Media)	276	8,186
Scientific Games Corp.*—Class A (Entertainment)	644	5,725
SEI Investments Co. (Commercial Services)	1,656	44,646
Semtech Corp.* (Semiconductors)	828	24,972
Senior Housing Properties Trust (REIT)	2,300	55,407
Sensient Technologies Corp. (Chemicals)	644	24,536

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 39

Common Stocks, continued

	Shares	Value
Service Corp. International (Diversified Consumer Services)	2,576	$38,460
Shaw Group, Inc.* (Engineering & Construction)	828	39,181
Signature Bank* (Banks)	552	40,809
Signet Jewelers, Ltd. (Retail)	1,012	63,331
Silgan Holdings, Inc. (Packaging & Containers)	644	27,628
Silicon Laboratories, Inc.* (Semiconductors)	460	20,074
Skyworks Solutions, Inc.* (Semiconductors)	2,392	57,265
SL Green Realty Corp. (REIT)	1,104	88,740
SM Energy Co. (Oil & Gas)	828	48,156
Smithfield Foods, Inc.* (Food)	1,564	36,457
Solarwinds, Inc.* (Software)	736	40,053
Solera Holdings, Inc. (Software)	828	45,383
Sonoco Products Co. (Packaging & Containers)	1,196	37,064
Sotheby’s—Class A (Commercial Services)	828	29,742
SPX Corp. (Miscellaneous Manufacturing)	644	48,062
StanCorp Financial Group, Inc. (Insurance)	552	21,467
Steel Dynamics, Inc. (Iron/Steel)	2,668	40,580
STERIS Corp. (Healthcare-Products)	736	27,769
Strayer Education, Inc. (Commercial Services)	184	10,470
Superior Energy Services, Inc.* (Oil & Gas Services)	1,932	48,242
SUPERVALU, Inc. (Food)	2,576	10,072
SVB Financial Group* (Banks)	552	36,636
Synopsys, Inc.* (Computers)	1,840	61,529
Synovus Financial Corp. (Banks)	9,568	24,685
Taubman Centers, Inc. (REIT)	736	59,984
TCF Financial Corp. (Banks)	2,024	27,648
Tech Data Corp.* (Electronics)	460	23,419
Techne Corp. (Healthcare-Products)	460	32,973
Teleflex, Inc. (Healthcare-Products)	460	34,500
Telephone & Data Systems, Inc. (Telecommunications)	1,196	30,247
Tellabs, Inc. (Telecommunications)	4,232	9,649
Tempur-Pedic International, Inc.* (Home Furnishings)	736	28,675
Terex Corp.* (Machinery-Construction & Mining)	1,380	44,684
The Brink’s Co. (Miscellaneous Manufacturing)	552	16,461
The Cheesecake Factory, Inc. (Retail)	644	21,355
The Cooper Cos., Inc. (Healthcare-Products)	552	55,945
The Corporate Executive Board Co. (Commercial Services)	368	18,440
The Macerich Co. (REIT)	1,656	98,896
The New York Times Co.*—Class A (Media)	1,472	13,042
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	460	20,111
The Timken Co. (Metal Fabricate/Hardware)	1,012	54,253
The Valspar Corp. (Chemicals)	1,012	67,075
The Warnaco Group, Inc.* (Apparel)	460	33,677
The Wendy’s Co. (Retail)	3,404	17,497
Thor Industries, Inc. (Home Builders)	552	23,228
Thoratec Corp.* (Healthcare-Products)	736	26,886
Tibco Software, Inc.* (Internet)	1,932	45,286
Tidewater, Inc. (Transportation)	644	31,665
Toll Brothers, Inc.* (Home Builders)	1,840	68,908
Tootsie Roll Industries, Inc. (Food)	276	7,480
Towers Watson & Co.—Class A (Commercial Services)	736	44,955
Tractor Supply Co. (Retail)	828	85,839
Trimble Navigation, Ltd.* (Electronics)	1,564	97,751
Trinity Industries, Inc. (Miscellaneous Manufacturing)	920	36,524
Triumph Group, Inc. (Aerospace/Defense)	644	45,318
Trustmark Corp. (Banks)	828	19,152
Tupperware Corp. (Household Products/Wares)	644	49,073
tw telecom, Inc.* (Telecommunications)	1,840	50,839
UDR, Inc. (REIT)	3,036	72,530
UGI Corp. (Gas)	1,380	48,631
Under Armour, Inc.*—Class A (Apparel)	920	46,800
Unit Corp.* (Oil & Gas)	552	26,568
United Natural Foods, Inc.* (Food)	644	34,763
United Rentals, Inc.* (Commercial Services)	1,104	55,885
United Therapeutics Corp.* (Biotechnology)	552	29,747
Universal Corp. (Agriculture)	276	15,009
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,104	62,532
URS Corp. (Engineering & Construction)	920	38,162
UTI Worldwide, Inc. (Transportation)	1,288	19,011
Valassis Communications, Inc. (Commercial Services)	460	12,908
Valley National Bancorp (Banks)	2,392	23,418
Valmont Industries, Inc. (Metal Fabricate/Hardware)	276	40,219
ValueClick, Inc.* (Internet)	828	16,949
VCA Antech, Inc.* (Pharmaceuticals)	1,104	23,846
Vectren Corp. (Gas)	1,012	31,939
VeriFone Systems, Inc.* (Software)	1,288	44,719
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,668	119,473
Vishay Intertechnology, Inc.* (Electronics)	1,564	17,188
W.R. Berkley Corp. (Insurance)	1,380	56,815
Wabtec Corp. (Machinery-Diversified)	552	51,678
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,012	40,176
Washington Federal, Inc. (Savings & Loans)	1,288	22,656
Waste Connections, Inc. (Environmental Control)	1,472	53,021
Watsco, Inc. (Distribution/Wholesale)	368	27,729
Webster Financial Corp. (Banks)	1,012	22,517
Weingarten Realty Investors (REIT)	1,380	39,799
WellCare Health Plans, Inc.* (Healthcare-Services)	552	27,992
Werner Enterprises, Inc. (Transportation)	552	13,038
Westamerica Bancorp (Banks)	368	16,347
Westar Energy, Inc. (Electric)	1,564	47,029
WEX, Inc.* (Commercial Services)	460	36,161
WGL Holdings, Inc. (Gas)	644	27,003
Williams-Sonoma, Inc. (Retail)	1,012	44,528
WMS Industries, Inc.* (Leisure Time)	644	15,939
Woodward, Inc. (Electronics)	736	28,270
World Fuel Services Corp. (Retail)	920	39,661
Worthington Industries, Inc. (Metal Fabricate/Hardware)	644	17,697
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	644	27,872
TOTAL COMMON STOCKS (Cost $12,188,123)		15,618,038

See accompanying notes to the financial statements.

40 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Repurchase Agreements(a)(b) (64.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $28,777,047	$28,777,000	$28,777,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,777,000)		28,777,000
TOTAL INVESTMENT SECURITIES (Cost $40,965,123)—99.8%		44,395,038
Net other assets (liabilities)—0.2%		68,014
NET ASSETS—100.0%		$44,463,052

*                                    Non-income producing security

(a)                            A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $3,317,000.

(b)                            The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 3/18/13 (Underlying notional amount at value $3,710,760)	34	$261,749

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$13,451,742	$(17,075)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	11,610,662	(14,614)
		$(31,689)

Mid-Cap ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Advertising	$27,460	0.1%
Aerospace/Defense	185,163	0.5%
Agriculture	15,009	NM
Airlines	54,231	0.1%
Apparel	182,468	0.4%
Auto Manufacturers	43,255	0.1%
Banks	563,737	1.3%
Beverages	67,020	0.2%
Biotechnology	363,460	0.7%
Building Materials	184,687	0.4%
Chemicals	432,270	1.0%
Coal	41,980	0.1%
Commercial Services	814,610	1.9%
Computers	375,351	0.8%
Distribution/Wholesale	164,044	0.5%
Diversified Consumer Services	38,460	0.1%
Diversified Financial Services	376,754	0.9%
Electric	465,003	1.0%
Electrical Components & Equipment	302,979	0.6%
Electronics	441,624	1.1%
Engineering & Construction	184,447	0.4%
Entertainment	87,705	0.2%
Environmental Control	105,830	0.2%
Food	292,676	0.7%
Forest Products & Paper	38,286	0.1%
Gas	253,026	0.6%
Hand/Machine Tools	137,016	0.3%
Healthcare-Products	525,529	1.1%
Healthcare-Services	319,233	0.7%
Home Builders	222,496	0.5%
Home Furnishings	28,675	0.1%
Hotels, Restaurants & Leisure	58,810	0.1%
Household Products/Wares	224,334	0.4%
Insurance	701,013	1.6%
Internet	316,154	0.7%
Investment Companies	22,356	0.1%
Iron/Steel	129,009	0.3%
Leisure Time	111,385	0.3%
Machinery-Construction & Mining	44,684	0.1%
Machinery-Diversified	324,392	0.8%
Media	143,538	0.3%
Metal Fabricate/Hardware	135,146	0.3%
Mining	88,341	0.2%
Miscellaneous Manufacturing	379,663	0.8%
Office Furnishings	35,606	0.1%
Oil & Gas	533,711	1.1%
Oil & Gas Services	323,565	0.7%
Packaging & Containers	193,313	0.4%
Pharmaceuticals	121,288	0.3%
Real Estate	69,408	0.1%
REIT	1,519,532	3.3%
Retail	954,743	2.1%
Savings & Loans	137,649	0.3%
Semiconductors	325,962	0.7%
Shipbuilding	28,529	0.1%
Software	542,658	1.3%
Telecommunications	244,725	0.6%
Textiles	74,822	0.2%
Transportation	425,483	0.9%
Trucking & Leasing	26,137	0.1%
Water	47,598	0.1%
Other**	28,845,014	64.9%
Total	$44,463,052	100.0%

**                             Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                            Not meaningful, amount is less than 0.05%.

REIT                       Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 41

Common Stocks (41.4%)

	Percentage of Net Assets	Shares	Value
Acuity Brands, Inc. (Electrical Components & Equipment)	0.1%	246	$16,924
Alaska Air Group, Inc. (Airlines)*	0.2%	410	18,913
Alkermes PLC (Pharmaceuticals)*	0.2%	820	18,900
ALLETE, Inc. (Electric)	0.1%	369	17,026
Alterra Capital Holdings, Ltd. (Insurance)	0.1%	533	16,241
Aspen Technology, Inc. (Software)*	0.1%	574	17,564
Black Hills Corp. (Electric)	0.0%	492	19,853
Brunswick Corp. (Leisure Time)	0.1%	451	16,307
Cabela’s, Inc. (Retail)*	0.2%	328	16,932
Cathay Bancorp, Inc. (Banks)	0.2%	902	17,507
Clarcor, Inc. (Miscellaneous Manufacturing)	0.1%	328	16,551
CommVault Systems, Inc. (Software)*	0.2%	246	18,875
Cymer, Inc. (Electronics)*	0.2%	164	16,887
Deluxe Corp. (Commercial Services)	0.2%	492	18,102
Domino’s Pizza, Inc. (Retail)	0.1%	369	17,184
Dril-Quip, Inc. (Oil & Gas Services)*	0.2%	205	16,624
Eagle Materials, Inc. (Building Materials)	0.1%	246	15,934
El Paso Electric Co. (Electric)	0.1%	492	16,575
EMCOR Group, Inc. (Engineering & Construction)	0.1%	451	16,385
EPR Properties (REIT)	0.2%	369	17,290
First American Financial Corp. (Insurance)	0.1%	779	18,610
Fuller (H.B.) Co. (Chemicals)	0.2%	410	16,023
Genesee & Wyoming, Inc., Class Class A (Transportation)*	0.1%	246	20,807
Hancock Holding Co. (Banks)	0.2%	533	16,106
Helix Energy Solutions Group, Inc. (Oil & Gas Services)*	0.1%	697	16,533
Hexcel Corp. (Miscellaneous Manufacturing)*	0.1%	615	16,476
Hillenbrand, Inc. (Commercial Services)	0.2%	656	16,236
MAXIMUS, Inc. (Commercial Services)	0.1%	246	16,868
Oasis Petroleum, Inc. (Oil & Gas)*	0.2%	451	16,181
Ocwen Financial Corp. (Diversified Financial Services)*	0.2%	779	30,358
OMEGA Healthcare Investors, Inc. (REIT)	0.1%	738	18,864
Pharmacyclics, Inc. (Pharmaceuticals)*	0.2%	328	22,739
Platinum Underwriters Holdings, Ltd. (Insurance)	0.2%	328	15,983
PNM Resources, Inc. (Electric)	0.1%	820	17,516
Portland General Electric Co. (Electric)	0.1%	574	16,485
Primerica, Inc. (Insurance)	0.2%	697	22,917
Prosperity Bancshares, Inc. (Banks)	0.2%	451	20,344
PTC, Inc. (Software)*	0.2%	697	16,157
RLJ Lodging Trust (REIT)	0.1%	820	17,146
Robbins & Myers, Inc. (Machinery-Diversified)	0.0%	287	16,726
Smith Corp. (Miscellaneous Manufacturing)	0.3%	410	28,404
Spectrum Brands Holdings, Inc. (Household Products/Wares)	0.2%	369	18,686
Starwood Property Trust, Inc. (REIT)	0.2%	820	21,024
Susquehanna Bancshares, Inc. (Banks)	0.2%	1,394	15,919
Tetra Tech, Inc. (Environmental Control)*	0.1%	615	17,626
The Geo Group, Inc. (Commercial Services)	0.2%	656	21,400
The Warnaco Group, Inc. (Apparel)*	0.1%	246	18,010
United Natural Foods, Inc. (Food)*	0.2%	328	17,704
WEX, Inc. (Commercial Services)*	0.2%	287	22,562
Other Common Stocks	34.0%	375,027	6,443,501
TOTAL COMMON STOCKS (Cost $5,625,225)			7,340,485

Repurchase Agreements(a)(b) (59.8%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $10,577,017	$10,577,000	$10,577,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,577,000)		10,577,000
TOTAL INVESTMENT SECURITIES (Cost $16,202,225)—101.2%		17,917,485
Net other assets (liabilities)—(1.2)%		(217,331)
NET ASSETS—100.0%		$17,700,154

*                                    Non-income producing security

(a)                            A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $967,000.

(b)                            The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

42 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 3/18/13 (Underlying notional amount at value $3,690,820)	41	$160,533

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$3,410,801	$(16,868)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	3,211,248	(18,189)
		$(35,057)

Small-Cap ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Advertising	$2,839	NM
Aerospace/Defense	86,039	0.5%
Agriculture	30,594	0.2%
Airlines	54,836	0.3%
Apparel	81,280	0.5%
Auto Manufacturers	5,517	NM
Auto Parts & Equipment	68,513	0.3%
Banks	435,111	2.5%
Beverages	5,754	NM
Biotechnology	173,338	0.9%
Building Materials	83,501	0.5%
Chemicals	142,086	0.9%
Coal	23,841	0.1%
Commercial Services	527,240	3.0%
Computers	148,714	0.8%
Cosmetics/Personal Care	7,874	NM
Distribution/Wholesale	57,697	0.3%
Diversified Financial Services	187,758	1.1%
Electric	198,095	1.1%
Electrical Components & Equipment	83,355	0.5%
Electronics	172,036	0.9%
Energy-Alternate Sources	24,493	0.1%
Engineering & Construction	72,582	0.4%
Entertainment	78,069	0.4%
Environmental Control	50,175	0.3%
Food	162,260	0.9%
Forest Products & Paper	61,790	0.3%
Gas	71,618	0.4%
Healthcare-Products	249,578	1.4%
Healthcare-Services	95,927	0.6%
Holding Companies-Diversified	12,120	0.1%
Home Builders	41,149	0.2%
Home Furnishings	27,128	0.1%
Household Products/Wares	55,360	0.3%
Insurance	212,657	1.2%
Internet	173,916	1.0%
Investment Companies	57,263	0.3%
Iron/Steel	5,961	NM
Leisure Time	48,982	0.3%
Lodging	28,389	0.2%
Machinery-Construction & Mining	5,792	NM
Machinery-Diversified	131,078	0.7%
Media	38,539	0.2%
Metal Fabricate/Hardware	75,489	0.4%
Mining	63,780	0.4%
Miscellaneous Manufacturing	177,659	1.1%
Office Furnishings	47,855	0.3%
Oil & Gas	234,661	1.3%
Oil & Gas Services	126,705	0.7%
Packaging & Containers	6,610	NM
Pharmaceuticals	248,358	1.4%
Pipelines	12,387	0.1%
Private Equity	10,745	0.1%
Real Estate	10,436	0.1%
REIT	566,657	3.2%
Retail	451,166	2.6%
Savings & Loans	67,550	0.4%
Semiconductors	238,100	1.4%
Software	281,249	1.6%
Storage/Warehousing	12,258	0.1%
Telecommunications	236,983	1.4%
Textiles	6,703	NM
Toys/Games/Hobbies	9,954	NM
Transportation	131,323	0.8%
Trucking & Leasing	25,129	0.1%
Water	17,884	0.1%
Other**	10,359,669	58.6%
Total	$17,700,154	100.0%

**                             Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                            Not meaningful, amount is less than 0.05%.

REIT                       Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: NASDAQ-100 ProFund :: 43

Common Stocks (32.4%)

	Shares	Value
Activision Blizzard, Inc. (Software)	7,840	$89,298
Adobe Systems, Inc.* (Software)	3,500	132,405
Akamai Technologies, Inc.* (Internet)	1,260	51,295
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,365	128,296
Altera Corp. (Semiconductors)	2,275	76,031
Amazon.com, Inc.* (Internet)	3,185	845,617
Amgen, Inc. (Biotechnology)	5,425	463,621
Analog Devices, Inc. (Semiconductors)	2,135	93,171
Apple Computer, Inc. (Computers)	6,650	3,027,812
Applied Materials, Inc. (Semiconductors)	8,715	112,511
Autodesk, Inc.* (Software)	1,575	61,236
Automatic Data Processing, Inc. (Commercial Services)	3,430	203,364
Avago Technologies, Ltd. (Semiconductors)	1,715	61,346
Baidu, Inc.*ADR (Internet)	1,925	208,478
Bed Bath & Beyond, Inc.* (Retail)	1,610	94,507
Biogen Idec, Inc.* (Biotechnology)	1,680	262,214
BMC Software, Inc.* (Software)	1,085	45,082
Broadcom Corp.—Class A (Semiconductors)	3,605	116,982
C.H. Robinson Worldwide, Inc. (Transportation)	1,120	74,088
CA, Inc. (Software)	3,255	80,789
Catamaran Corp.* (Health care providers & services)	1,435	74,462
Celgene Corp.* (Biotechnology)	2,975	294,406
Cerner Corp.* (Software)	1,225	101,124
Check Point Software Technologies, Ltd.* (Software)	1,435	71,750
Cisco Systems, Inc. (Telecommunications)	37,450	770,347
Citrix Systems, Inc.* (Software)	1,330	97,303
Cognizant Technology Solutions Corp.* (Computers)	2,135	166,914
Comcast Corp.—Class A (Media)	14,945	569,106
Costco Wholesale Corp. (Retail)	3,045	311,625
Dell, Inc. (Computers)	12,250	162,190
DENTSPLY International, Inc. (Healthcare-Products)	1,015	42,386
DIRECTV*—Class A (Media)	4,270	218,367
Discovery Communications, Inc.*—Class A (Media)	1,015	70,421
Dollar Tree, Inc.* (Retail)	1,610	64,384
eBay, Inc.* (Internet)	9,135	510,920
Equinix, Inc.* (Internet)	350	75,401
Expedia, Inc. (Internet)	875	57,094
Expeditors International of Washington, Inc. (Transportation)	1,470	63,063
Express Scripts Holding Co.* (Pharmaceuticals)	5,775	308,501
F5 Networks, Inc.* (Internet)	560	58,733
Facebook, Inc.*—Class A (Internet)	7,770	240,637
Fastenal Co. (Distribution/Wholesale)	2,100	104,328
Fiserv, Inc.* (Software)	945	75,893
Fossil, Inc.* (Distribution/Wholesale)	420	44,344
Garmin, Ltd. (Electronics)	1,365	51,720
Gilead Sciences, Inc.* (Biotechnology)	10,710	422,510
Google, Inc.*—Class A (Internet)	1,855	1,401,804
Henry Schein, Inc.* (Healthcare-Products)	630	54,394
Intel Corp. (Semiconductors)	35,105	738,609
Intuit, Inc. (Software)	2,100	130,998
Intuitive Surgical, Inc.* (Healthcare-Products)	280	160,827
KLA-Tencor Corp. (Semiconductors)	1,190	65,343
Liberty Global, Inc.*—Class A (Media)	1,015	69,314
Liberty Media Holding Corp.—Interactive Series A* (Internet)	3,640	77,386
Life Technologies Corp.* (Biotechnology)	1,225	79,245
Linear Technology Corp. (Semiconductors)	1,645	60,240
Mattel, Inc. (Toys/Games/Hobbies)	2,415	90,876
Maxim Integrated Products, Inc. (Semiconductors)	2,065	64,944
Microchip Technology, Inc. (Semiconductors)	1,365	45,659
Micron Technology, Inc.* (Semiconductors)	7,175	54,243
Microsoft Corp. (Software)	59,395	1,631,580
Mondelez International, Inc.—Class A (Food)	12,530	348,208
Monster Beverage Corp.* (Beverages)	1,225	58,678
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,870	81,135
NetApp, Inc.* (Computers)	2,520	90,720
News Corp.—Class A (Media)	10,920	302,921
Nuance Communications, Inc.* (Software)	2,205	53,030
NVIDIA Corp. (Semiconductors)	4,410	54,067
Oracle Corp. (Software)	33,985	1,206,807
O’Reilly Automotive, Inc.* (Retail)	805	74,583
PACCAR, Inc. (Auto Manufacturers)	2,485	116,944
Paychex, Inc. (Commercial Services)	2,555	83,370
Perrigo Co. (Pharmaceuticals)	665	66,839
Priceline.com, Inc.* (Internet)	350	239,915
Qualcomm, Inc. (Telecommunications)	12,040	795,001
Randgold Resources, Ltd.ADR (Mining)	385	36,252
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	665	115,670
Ross Stores, Inc. (Retail)	1,575	94,028
SanDisk Corp.* (Computers)	1,715	85,733
SBA Communications Corp.*—Class A (Telecommunications)	875	60,953
Seagate Technology PLC (Computers)	2,660	90,387
Sears Holdings Corp. (Multiline Retail)	735	34,508
Sigma-Aldrich Corp. (Chemicals)	840	64,957
Sirius XM Radio, Inc. (Media)	36,750	115,395
Staples, Inc. (Retail)	4,760	64,165
Starbucks Corp. (Retail)	5,250	294,629
Starz-Liberty Capital* (Media)	770	12,274
Stericycle, Inc.* (Environmental Control)	595	56,138
Symantec Corp.* (Internet)	4,900	106,673
Texas Instruments, Inc. (Semiconductors)	7,910	261,663
Verisk Analytics, Inc.*—Class A (Commercial Services)	1,190	65,640
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,540	68,961
Viacom, Inc.—Class B (Media)	3,185	192,215
Virgin Media, Inc. (Telecommunications)	1,890	74,447
Vodafone Group PLCADR (Telecommunications)	6,895	188,371
Western Digital Corp. (Computers)	1,715	80,605
Whole Foods Market, Inc. (Food)	1,295	124,644
Wynn Resorts, Ltd. (Lodging)	700	87,654
Xilinx, Inc. (Semiconductors)	1,855	67,689
Yahoo!, Inc.* (Internet)	8,330	163,518
TOTAL COMMON STOCKS (Cost $12,447,143)		22,160,921

See accompanying notes to the financial statements.

44 :: NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Repurchase Agreements(a)(b) (82.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $56,377,092	$56,377,000	$56,377,000
TOTAL REPURCHASE AGREEMENTS (Cost $56,377,000)		56,377,000
TOTAL INVESTMENT SECURITIES (Cost $68,824,143)—114.9%		78,537,921
Net other assets (liabilities)—(14.9)%		(10,181,390)
NET ASSETS—100.0%		$68,356,531

*                                    Non-income producing security

(a)                            A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $6,398,000.

(b)                            The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                       American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 3/18/13 (Underlying notional amount at value $7,746,100)	142	$153,367

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$15,751,514	$(80,041)
Equity Index Swap Agreement with UBS AG,based on the NASDAQ-100 Index	22,646,760	(76,006)
		$(156,047)

NASDAQ-100 ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Auto Manufacturers	$116,944	0.2%
Beverages	58,678	0.1%
Biotechnology	1,834,923	2.7%
Chemicals	64,957	0.1%
Commercial Services	352,374	0.5%
Computers	3,704,361	5.4%
Distribution/Wholesale	148,672	0.3%
Electronics	51,720	0.1%
Environmental Control	56,138	0.1%
Food	472,852	0.7%
Health care providers & services	74,462	0.1%
Healthcare-Products	257,607	0.4%
Internet	4,037,471	5.9%
Lodging	87,654	0.1%
Media	1,550,013	2.2%
Mining	36,252	0.1%
Multiline Retail	34,508	0.1%
Pharmaceuticals	456,475	0.7%
Retail	997,921	1.4%
Semiconductors	1,872,498	2.7%
Software	3,777,295	5.5%
Telecommunications	1,889,119	2.8%
Toys/Games/Hobbies	90,876	0.1%
Transportation	137,151	0.1%
Other**	46,195,610	67.6%
Total	$68,356,531	100.0%

**                             Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 45

Common Stocks (100.1%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,816	$283,149
Abbott Laboratories (Pharmaceuticals)	6,336	214,664
Abercrombie & Fitch Co.—Class A (Retail)	704	35,200
Accenture PLC—Class A (Computers)	2,464	177,137
ACE, Ltd. (Insurance)	3,520	300,362
Advanced Micro Devices, Inc.* (Semiconductors)	6,336	16,474
Aetna, Inc. (Healthcare-Services)	3,520	169,770
AFLAC, Inc. (Insurance)	4,928	261,480
AGL Resources, Inc. (Gas)	1,408	58,854
Air Products & Chemicals, Inc. (Chemicals)	2,112	184,652
Airgas, Inc. (Chemicals)	352	33,524
Alcoa, Inc. (Mining)	11,264	99,574
Allegheny Technologies, Inc. (Iron/Steel)	1,056	33,422
Allergan, Inc. (Pharmaceuticals)	1,056	110,891
Allstate Corp. (Insurance)	5,280	231,792
Altera Corp. (Semiconductors)	1,408	47,055
Altria Group, Inc. (Agriculture)	9,152	308,239
Ameren Corp. (Electric)	2,464	79,932
American Electric Power, Inc. (Electric)	5,280	239,131
American International Group, Inc.* (Insurance)	15,840	599,226
AmerisourceBergen Corp. (Pharmaceuticals)	2,464	111,792
Anadarko Petroleum Corp. (Oil & Gas)	2,464	197,169
Analog Devices, Inc. (Semiconductors)	1,056	46,084
Aon PLC (Insurance)	1,408	81,298
Apache Corp. (Oil & Gas)	4,224	353,802
Apartment Investment and Management Co.—Class A (REIT)	704	19,205
Apollo Group, Inc.*—Class A (Commercial Services)	1,056	21,352
Archer-Daniels-Midland Co. (Agriculture)	7,040	200,851
Assurant, Inc. (Insurance)	704	26,921
AT&T, Inc. (Telecommunications)	60,544	2,106,325
Autodesk, Inc.* (Software)	704	27,372
Automatic Data Processing, Inc. (Commercial Services)	2,112	125,221
AutoNation, Inc.* (Retail)	352	17,072
AvalonBay Communities, Inc. (REIT)	704	91,372
Avery Dennison Corp. (Household Products/Wares)	1,056	40,667
Avon Products, Inc. (Cosmetics/Personal Care)	4,576	77,700
Baker Hughes, Inc. (Oil & Gas Services)	4,576	204,639
Bank of New York Mellon Corp. (Banks)	5,984	162,525
Bard (C.R.), Inc. (Healthcare-Products)	352	35,929
BB&T Corp. (Banks)	7,392	223,830
Beam, Inc. (Beverages)	1,760	107,958
Becton, Dickinson & Co. (Healthcare-Products)	1,056	88,746
Bed Bath & Beyond, Inc.* (Retail)	1,056	61,987
Bemis Co., Inc. (Packaging & Containers)	704	25,119
Berkshire Hathaway, Inc.*—Class B (Insurance)	19,360	1,876,566
Best Buy Co., Inc. (Retail)	2,816	45,788
Big Lots, Inc.* (Retail)	704	22,634
BlackRock, Inc. (Diversified Financial Services)	704	166,341
BMC Software, Inc.* (Software)	704	29,251
Boston Properties, Inc. (REIT)	704	74,117
Boston Scientific Corp.* (Healthcare-Products)	8,448	63,107
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,744	279,868
C.H. Robinson Worldwide, Inc. (Transportation)	704	46,570
CA, Inc. (Software)	3,520	87,366
Cablevision Systems Corp. NY—Class A (Media)	2,464	36,073
Cabot Oil & Gas Corp. (Oil & Gas)	1,056	55,736
Cameron International Corp.* (Oil & Gas Services)	1,408	89,140
Campbell Soup Co. (Food)	1,056	38,766
Capital One Financial Corp. (Banks)	6,336	356,844
Cardinal Health, Inc. (Pharmaceuticals)	3,520	154,211
CareFusion Corp.* (Healthcare-Products)	2,464	76,483
CarMax, Inc.* (Retail)	1,056	41,628
Carnival Corp.—Class A (Leisure Time)	4,928	190,812
Caterpillar, Inc. (Machinery-Construction & Mining)	7,040	692,665
CBRE Group, Inc.*—Class A (Real Estate)	1,408	30,385
CenterPoint Energy, Inc. (Gas)	4,576	93,534
CenturyLink, Inc. (Telecommunications)	6,688	270,530
Chesapeake Energy Corp. (Oil & Gas)	5,632	113,654
Chevron Corp. (Oil & Gas)	20,768	2,391,435
CIGNA Corp. (Healthcare-Services)	3,168	184,821
Cincinnati Financial Corp. (Insurance)	1,408	59,756
Cisco Systems, Inc. (Telecommunications)	29,920	615,454
Citigroup, Inc. (Banks)	31,328	1,320,789
Citrix Systems, Inc.* (Software)	704	51,505
Cliffs Natural Resources, Inc. (Iron/Steel)	1,408	52,532
Clorox Co. (Household Products/Wares)	704	55,201
CME Group, Inc. (Diversified Financial Services)	3,168	183,237
CMS Energy Corp. (Electric)	2,816	72,371
Coca-Cola Enterprises, Inc. (Beverages)	1,056	36,823
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,760	188,971
Comerica, Inc. (Banks)	1,056	36,284
Computer Sciences Corp. (Computers)	704	29,427
Comverse, Inc.* (Software)	9	260
ConAgra Foods, Inc. (Food)	4,224	138,083
ConocoPhillips (Oil & Gas)	13,024	755,392
CONSOL Energy, Inc. (Coal)	2,464	77,222
Consolidated Edison, Inc. (Electric)	3,168	180,196
Corning, Inc. (Telecommunications)	15,840	190,080
Costco Wholesale Corp. (Retail)	2,464	252,166
Coventry Health Care, Inc. (Healthcare-Services)	1,408	64,529
Covidien PLC (Healthcare-Products)	1,760	109,718
CSX Corp. (Transportation)	10,912	240,391
CVS Caremark Corp. (Retail)	13,376	684,851
Danaher Corp. (Miscellaneous Manufacturing)	2,464	147,668
Darden Restaurants, Inc. (Retail)	1,408	65,472
Dean Foods Co.* (Food)	2,112	38,671
Deere & Co. (Machinery-Diversified)	1,408	132,436
Dell, Inc. (Computers)	15,488	205,061
DENTSPLY International, Inc. (Healthcare-Products)	704	29,399
Devon Energy Corp. (Oil & Gas)	3,872	221,440
Diamond Offshore Drilling, Inc. (Oil & Gas)	704	52,863
Dollar General Corp.* (Retail)	1,056	48,808
Dominion Resources, Inc. (Electric)	5,984	323,794
Dover Corp. (Miscellaneous Manufacturing)	704	48,703
DTE Energy Co. (Electric)	1,760	111,426
Duke Energy Corp. (Electric)	7,392	508,126
Dun & Bradstreet Corp. (Software)	352	28,702
E*TRADE Financial Corp.* (Diversified Financial Services)	2,816	29,878
E.I. du Pont de Nemours & Co. (Chemicals)	4,928	233,835
Eaton Corp. (Electrical Components & Equipment)	2,464	140,325
Edison International (Electric)	3,520	169,629
Electronic Arts, Inc.* (Software)	3,168	49,833

See accompanying notes to the financial statements.

46 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Emerson Electric Co. (Electrical Components & Equipment)	4,224	$241,824
Ensco PLCADR—Class A (Oil & Gas)	2,464	156,636
Entergy Corp. (Electric)	1,760	113,696
EQT Corp. (Oil & Gas)	704	41,825
Equity Residential (REIT)	1,760	97,486
Exelon Corp. (Electric)	9,152	287,739
Expedia, Inc. (Internet)	352	22,968
Expeditors International of Washington, Inc. (Transportation)	1,056	45,302
Express Scripts Holding Co.* (Pharmaceuticals)	3,872	206,842
Exxon Mobil Corp. (Oil & Gas)	22,528	2,026,844
FedEx Corp. (Transportation)	3,168	321,394
Fidelity National Information Services, Inc. (Software)	704	26,125
Fifth Third Bancorp (Banks)	9,504	154,820
First Horizon National Corp. (Banks)	1,409	14,384
First Solar, Inc.* (Energy-Alternate Sources)	704	19,839
FirstEnergy Corp. (Electric)	4,576	185,282
FLIR Systems, Inc. (Electronics)	1,760	41,835
Flowserve Corp. (Machinery-Diversified)	352	55,183
Fluor Corp. (Engineering & Construction)	1,760	114,101
FMC Technologies, Inc.* (Oil & Gas Services)	1,408	66,669
Ford Motor Co. (Auto Manufacturers)	40,832	528,774
Forest Laboratories, Inc.* (Pharmaceuticals)	2,464	89,443
Freeport-McMoRan Copper & Gold, Inc. (Mining)	10,208	359,832
Frontier Communications Corp. (Telecommunications)	10,560	48,259
GameStop Corp.—Class A (Retail)	1,408	32,666
Gannett Co., Inc. (Media)	1,408	27,639
Garmin, Ltd. (Electronics)	1,056	40,012
General Dynamics Corp. (Aerospace/Defense)	3,520	233,375
General Electric Co. (Miscellaneous Manufacturing)	111,936	2,493,933
General Mills, Inc. (Food)	3,872	162,391
Genuine Parts Co. (Distribution/Wholesale)	1,760	119,733
Genworth Financial, Inc.*—Class A (Insurance)	5,280	48,418
H & R Block, Inc. (Commercial Services)	1,760	40,076
Halliburton Co. (Oil & Gas Services)	5,632	229,110
Harley-Davidson, Inc. (Leisure Time)	1,056	55,356
Harman International Industries, Inc. (Home Furnishings)	704	31,525
Harris Corp. (Telecommunications)	704	32,525
Hartford Financial Services Group, Inc. (Insurance)	4,576	113,485
Hasbro, Inc. (Toys/Games/Hobbies)	1,408	52,617
HCP, Inc. (REIT)	2,112	97,976
Heinz (H.J.) Co. (Food)	1,760	106,709
Helmerich & Payne, Inc. (Oil & Gas)	1,056	67,943
Hess Corp. (Oil & Gas)	3,168	212,763
Hewlett-Packard Co. (Computers)	21,120	348,691
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,224	288,246
Hormel Foods Corp. (Food)	1,408	48,731
Hospira, Inc.* (Healthcare-Products)	1,760	60,051
Host Hotels & Resorts, Inc. (REIT)	7,744	130,022
Hudson City Bancorp, Inc. (Savings & Loans)	4,928	42,134
Humana, Inc. (Healthcare-Services)	1,760	130,874
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,408	72,357
Integrys Energy Group, Inc. (Electric)	704	38,502
IntercontinentalExchange, Inc.* (Diversified Financial Services)	352	48,840
International Business Machines Corp. (Computers)	5,280	1,072,211
International Flavors & Fragrances, Inc. (Chemicals)	352	24,791
International Game Technology (Entertainment)	2,816	43,282
International Paper Co. (Forest Products & Paper)	4,576	189,538
Invesco, Ltd. (Diversified Financial Services)	1,760	47,960
Iron Mountain, Inc. (Commercial Services)	704	24,084
J.C. Penney Co., Inc. (Retail)	1,408	28,625
J.P. Morgan Chase & Co. (Banks)	40,480	1,904,584
Jabil Circuit, Inc. (Electronics)	2,112	39,938
Jacobs Engineering Group, Inc.* (Engineering & Construction)	1,408	67,739
Johnson & Johnson (Healthcare-Products)	13,728	1,014,773
Johnson Controls, Inc. (Auto Parts & Equipment)	7,392	229,817
Joy Global, Inc. (Machinery-Construction & Mining)	1,056	66,708
Juniper Networks, Inc.* (Telecommunications)	5,632	126,044
Kellogg Co. (Food)	1,408	82,368
KeyCorp (Banks)	4,928	46,323
Kimberly-Clark Corp. (Household Products/Wares)	1,760	157,537
Kimco Realty Corp. (REIT)	2,112	43,866
Kinder Morgan, Inc. (Pipelines)	6,688	250,532
Kohls Corp. (Retail)	2,112	97,764
Kraft Foods Group, Inc. (Food)	6,336	292,850
Kroger Co. (Food)	5,632	156,006
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,056	80,172
Laboratory Corp. of America Holdings* (Healthcare-Services)	1,056	94,512
Lam Research Corp.* (Semiconductors)	704	28,963
Legg Mason, Inc. (Diversified Financial Services)	1,408	38,931
Leucadia National Corp. (Holding Companies-Diversified)	2,112	53,750
Lincoln National Corp. (Insurance)	2,816	81,608
Linear Technology Corp. (Semiconductors)	704	25,780
Lockheed Martin Corp. (Aerospace/Defense)	1,408	122,313
Loews Corp. (Insurance)	3,168	137,396
LyondellBasell Industries N.V.—Class A (Chemicals)	4,224	267,886
M&T Bank Corp. (Banks)	352	36,147
Macy’s, Inc. (Retail)	4,224	166,890
Marathon Oil Corp. (Oil & Gas)	7,392	248,445
Marathon Petroleum Corp. (Oil & Gas)	2,112	156,732
Marriott International, Inc.—Class A (Lodging)	1,057	42,245
Marsh & McLennan Cos., Inc. (Insurance)	2,816	99,912
McDonald’s Corp. (Retail)	5,280	503,132
McGraw-Hill Cos., Inc. (Media)	1,056	60,741
McKesson Corp. (Pharmaceuticals)	2,464	259,287
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	1,056	80,256
MeadWestvaco Corp. (Forest Products & Paper)	1,760	55,176
Medtronic, Inc. (Healthcare-Products)	5,632	262,451
MetLife, Inc. (Insurance)	11,616	433,740
MetroPCS Communications, Inc.* (Telecommunications)	1,760	17,653

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 47

Common Stocks, continued

	Shares	Value
Microchip Technology, Inc. (Semiconductors)	704	$23,549
Micron Technology, Inc.* (Semiconductors)	6,336	47,900
Microsoft Corp. (Software)	36,256	995,952
Molex, Inc. (Electrical Components & Equipment)	704	19,121
Molson Coors Brewing Co.—Class B (Beverages)	1,760	79,517
Mondelez International, Inc.—Class A (Food)	19,008	528,232
Morgan Stanley Dean Witter & Co. (Banks)	14,784	337,814
Motorola Solutions, Inc. (Telecommunications)	3,168	184,980
Murphy Oil Corp. (Oil & Gas)	2,112	125,706
Nabors Industries, Ltd.* (Oil & Gas)	3,168	52,811
NASDAQ Stock Market, Inc. (Diversified Financial Services)	1,408	39,875
National Oilwell Varco, Inc. (Oil & Gas Services)	4,576	339,265
NetApp, Inc.* (Computers)	1,408	50,688
Newfield Exploration Co.* (Oil & Gas)	1,408	41,536
Newmont Mining Corp. (Mining)	5,280	226,829
NextEra Energy, Inc. (Electric)	4,576	329,701
NIKE, Inc.—Class B (Apparel)	3,520	190,256
NiSource, Inc. (Gas)	3,168	85,631
Noble Corp. (Oil & Gas)	2,816	114,048
Norfolk Southern Corp. (Transportation)	3,520	242,422
Northeast Utilities System (Electric)	3,520	143,370
Northern Trust Corp. (Banks)	2,464	126,822
Northrop Grumman Corp. (Aerospace/Defense)	2,464	160,259
NRG Energy, Inc. (Electric)	3,520	84,480
Nucor Corp. (Iron/Steel)	1,760	80,978
NVIDIA Corp. (Semiconductors)	6,688	81,995
NYSE Euronext (Diversified Financial Services)	2,464	85,180
Occidental Petroleum Corp. (Oil & Gas)	8,800	776,776
Omnicom Group, Inc. (Advertising)	1,408	76,426
ONEOK, Inc. (Pipelines)	2,112	99,285
Owens-Illinois, Inc.* (Packaging & Containers)	1,760	41,888
Pall Corp. (Miscellaneous Manufacturing)	704	48,083
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,760	163,627
Patterson Cos., Inc. (Healthcare-Products)	1,056	38,153
Paychex, Inc. (Commercial Services)	1,408	45,943
Peabody Energy Corp. (Coal)	2,816	70,822
Pentair, Ltd. (Miscellaneous Manufacturing)	1,056	53,518
People’s United Financial, Inc. (Savings & Loans)	3,872	47,665
Pepco Holdings, Inc. (Electric)	2,464	48,097
Pfizer, Inc. (Pharmaceuticals)	32,032	873,833
PG&E Corp. (Electric)	4,576	195,121
Phillips 66 (Oil & Gas)	6,688	405,092
Pinnacle West Capital Corp. (Electric)	1,056	56,369
Pitney Bowes, Inc. (Office/Business Equipment)	2,112	30,434
Plum Creek Timber Co., Inc. (Forest Products & Paper)	704	33,919
PNC Financial Services Group (Banks)	5,632	348,058
PPL Corp. (Electric)	6,336	191,917
Praxair, Inc. (Chemicals)	1,408	155,401
Precision Castparts Corp. (Metal Fabricate/Hardware)	704	129,114
Principal Financial Group, Inc. (Insurance)	2,816	87,324
Procter & Gamble Co. (Cosmetics/Personal Care)	14,784	1,111,166
Progressive Corp. (Insurance)	5,984	134,580
Prologis, Inc. (REIT)	4,928	196,627
Prudential Financial, Inc. (Insurance)	2,816	162,990
Public Service Enterprise Group, Inc. (Electric)	5,280	164,630
Public Storage, Inc. (REIT)	704	108,367
QEP Resources, Inc. (Oil & Gas)	1,760	51,656
Quest Diagnostics, Inc. (Healthcare-Services)	1,760	101,992
Range Resources Corp. (Oil & Gas)	704	47,288
Raytheon Co. (Aerospace/Defense)	3,520	185,434
Regions Financial Corp. (Banks)	7,744	60,248
Republic Services, Inc. (Environmental Control)	3,168	101,028
Reynolds American, Inc. (Agriculture)	1,760	77,405
Robert Half International, Inc. (Commercial Services)	704	24,809
Rockwell Automation, Inc. (Machinery-Diversified)	352	31,395
Rockwell Collins, Inc. (Aerospace/Defense)	704	41,452
Rowan Cos. PLC*—Class A (Oil & Gas)	1,408	48,548
Ryder System, Inc. (Transportation)	704	39,973
Safeway, Inc. (Food)	2,464	47,432
SAIC, Inc. (Commercial Services)	3,168	38,333
SanDisk Corp.* (Computers)	2,464	123,175
SCANA Corp. (Electric)	1,408	65,908
Schlumberger, Ltd. (Oil & Gas Services)	5,632	439,577
Sealed Air Corp. (Packaging & Containers)	1,056	19,768
Sempra Energy (Gas)	1,056	79,253
Sigma-Aldrich Corp. (Chemicals)	704	54,440
Simon Property Group, Inc. (REIT)	1,056	169,150
Southern Co. (Electric)	9,152	404,794
Southwestern Energy Co.* (Oil & Gas)	1,760	60,368
Spectra Energy Corp. (Pipelines)	7,040	195,571
St. Jude Medical, Inc. (Healthcare-Products)	3,168	128,938
Stanley Black & Decker, Inc. (Hand/Machine Tools)	1,760	135,221
Staples, Inc. (Retail)	7,040	94,899
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	704	43,232
State Street Corp. (Banks)	4,928	274,243
Stryker Corp. (Healthcare-Products)	1,408	88,211
SunTrust Banks, Inc. (Banks)	5,632	159,780
Symantec Corp.* (Internet)	2,816	61,304
Sysco Corp. (Food)	6,336	201,294
Target Corp. (Retail)	7,040	425,286
TE Connectivity, Ltd. (Electronics)	2,464	95,800
TECO Energy, Inc. (Electric)	2,112	37,530
Tenet Healthcare Corp.* (Healthcare-Services)	1,056	41,004
Texas Instruments, Inc. (Semiconductors)	4,576	151,374
Textron, Inc. (Miscellaneous Manufacturing)	3,168	91,112
The ADT Corp. (Commercial Services)	1,056	50,160
The AES Corp. (Electric)	6,688	72,498
The Charles Schwab Corp. (Diversified Financial Services)	11,616	192,013
The Chubb Corp. (Insurance)	2,816	226,153
The Dow Chemical Co. (Chemicals)	12,672	408,039
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	1,056	64,342
The Goldman Sachs Group, Inc. (Banks)	4,576	676,607
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,464	33,905
The Interpublic Group of Cos., Inc. (Advertising)	2,464	29,839
The JM Smucker Co.—Class A (Food)	704	62,396
The Travelers Cos., Inc. (Insurance)	4,224	331,415
The Williams Cos., Inc. (Pipelines)	3,520	123,376
Thermo Fisher Scientific, Inc. (Electronics)	1,056	76,179
Tiffany & Co. (Retail)	704	46,288
Torchmark Corp. (Insurance)	1,056	58,830
Total System Services, Inc. (Commercial Services)	1,056	24,552

See accompanying notes to the financial statements.

48 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Tyco International, Ltd. (Miscellaneous Manufacturing)	4,928	$148,973
Tyson Foods, Inc.—Class A (Food)	3,168	70,076
United Parcel Service, Inc.—Class B (Transportation)	3,872	307,011
United States Steel Corp. (Iron/Steel)	1,408	31,469
United Technologies Corp. (Aerospace/Defense)	9,152	801,440
UnitedHealth Group, Inc. (Healthcare-Services)	10,912	602,451
UnumProvident Corp. (Insurance)	2,816	65,641
Valero Energy Corp. (Oil & Gas)	5,984	261,680
Varian Medical Systems, Inc.* (Healthcare-Products)	352	24,869
Ventas, Inc. (REIT)	1,056	70,002
Verizon Communications, Inc. (Telecommunications)	16,192	706,133
Viacom, Inc.—Class B (Media)	2,112	127,459
Vornado Realty Trust (REIT)	1,056	89,190
Vulcan Materials Co. (Mining)	352	19,909
W.W. Grainger, Inc. (Distribution/Wholesale)	352	76,673
Walgreen Co. (Retail)	9,152	365,714
Wal-Mart Stores, Inc. (Retail)	17,952	1,255,743
Walt Disney Co. (Media)	5,632	303,452
Waste Management, Inc. (Environmental Control)	4,576	166,474
Waters Corp.* (Electronics)	352	32,233
WellPoint, Inc. (Healthcare-Services)	3,168	205,349
Wells Fargo & Co. (Banks)	52,096	1,814,504
Western Digital Corp. (Computers)	2,464	115,808
Western Union Co. (Commercial Services)	6,336	90,161
Weyerhaeuser Co. (REIT)	2,112	63,613
Whirlpool Corp. (Home Furnishings)	704	81,228
Windstream Corp. (Telecommunications)	6,336	61,713
Wisconsin Energy Corp. (Electric)	2,464	97,156
WPX Energy, Inc.* (Oil & Gas)	2,112	31,743
Xcel Energy, Inc. (Electric)	5,280	146,678
Xerox Corp. (Office/Business Equipment)	13,376	107,142
Xilinx, Inc. (Semiconductors)	1,056	38,533
XL Group PLC (Insurance)	3,168	87,817
Xylem, Inc. (Machinery-Diversified)	1,056	29,494
YUM! Brands, Inc. (Retail)	1,760	114,294
Zimmer Holdings, Inc. (Healthcare-Products)	704	52,518
TOTAL COMMON STOCKS (Cost $61,293,956)		69,857,658
TOTAL INVESTMENT SECURITIES (Cost $61,293,956)—100.1%		69,857,658
Net other assets (liabilities)—(0.1)%		(51,910)
NET ASSETS—100.0%		$69,805,748

*                                    Non-income producing security

ADR                       American Depositary Receipt

Large-Cap Value ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Advertising	$106,265	0.2%
Aerospace/Defense	1,624,445	2.3%
Agriculture	586,495	0.8%
Apparel	190,256	0.3%
Auto Manufacturers	528,774	0.7%
Auto Parts & Equipment	263,722	0.4%
Banks	8,054,606	11.6%
Beverages	224,298	0.3%
Chemicals	1,362,568	1.9%
Coal	148,044	0.2%
Commercial Services	484,691	0.8%
Computers	2,122,198	3.0%
Cosmetics/Personal Care	1,442,179	2.1%
Distribution/Wholesale	196,406	0.3%
Diversified Financial Services	832,255	1.1%
Electric	4,348,073	6.2%
Electrical Components & Equipment	401,270	0.5%
Electronics	325,997	0.5%
Energy-Alternate Sources	19,839	NM
Engineering & Construction	181,840	0.3%
Entertainment	43,282	0.1%
Environmental Control	267,502	0.4%
Food	1,974,005	2.9%
Forest Products & Paper	278,633	0.4%
Gas	317,272	0.5%
Hand/Machine Tools	135,221	0.2%
Healthcare-Products	2,073,346	3.0%
Healthcare-Services	1,595,302	2.3%
Holding Companies-Diversified	53,750	0.1%
Home Furnishings	112,753	0.2%
Household Products/Wares	253,405	0.4%
Insurance	5,506,710	7.8%
Internet	84,272	0.1%
Iron/Steel	198,401	0.3%
Leisure Time	246,168	0.4%
Lodging	85,477	0.1%
Machinery-Construction & Mining	759,373	1.1%
Machinery-Diversified	248,508	0.3%
Media	555,364	0.7%
Metal Fabricate/Hardware	129,114	0.2%
Mining	706,144	1.0%
Miscellaneous Manufacturing	3,839,369	5.6%
Office/Business Equipment	137,576	0.2%
Oil & Gas	9,069,931	12.9%
Oil & Gas Services	1,368,400	2.0%
Packaging & Containers	86,775	0.1%
Pharmaceuticals	2,381,087	3.4%
Pipelines	668,764	1.0%
Real Estate	30,385	NM
REIT	1,250,993	1.8%
Retail	4,406,907	6.3%
Savings & Loans	89,799	0.1%
Semiconductors	507,707	0.7%
Software	1,296,366	1.8%
Telecommunications	4,359,696	6.3%
Toys/Games/Hobbies	52,617	0.1%
Transportation	1,243,063	1.8%
Other**	(51,910)	(0.1)%
Total	$69,805,748	100.0%

**                             Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                            Not meaningful, amount is less than 0.05%.

REIT                       Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 49

Common Stocks (100.2%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,683	$169,226
Abbott Laboratories (Pharmaceuticals)	4,590	155,509
AbbVie, Inc. (Pharmaceuticals)	7,497	275,065
Accenture PLC—Class A (Computers)	1,989	142,989
Actavis, Inc.* (Pharmaceuticals)	612	52,871
Adobe Systems, Inc.* (Software)	2,295	86,820
Agilent Technologies, Inc. (Electronics)	1,683	75,365
Airgas, Inc. (Chemicals)	153	14,572
Akamai Technologies, Inc.* (Internet)	765	31,143
Alexion Pharmaceuticals, Inc.* (Biotechnology)	918	86,283
Allergan, Inc. (Pharmaceuticals)	918	96,399
Altera Corp. (Semiconductors)	765	25,566
Altria Group, Inc. (Agriculture)	5,355	180,356
Amazon.com, Inc.* (Internet)	1,683	446,837
American Express Co. (Diversified Financial Services)	4,590	269,937
American Tower Corp. (REIT)	1,836	139,811
Ameriprise Financial, Inc. (Diversified Financial Services)	918	60,882
Amgen, Inc. (Biotechnology)	3,519	300,734
Amphenol Corp.—Class A (Electronics)	765	51,691
Anadarko Petroleum Corp. (Oil & Gas)	1,224	97,944
Analog Devices, Inc. (Semiconductors)	918	40,062
Aon PLC (Insurance)	918	53,005
Apartment Investment and Management Co.—Class A (REIT)	306	8,348
Apple Computer, Inc. (Computers)	4,437	2,020,211
Applied Materials, Inc. (Semiconductors)	5,508	71,108
Autodesk, Inc.* (Software)	612	23,795
Automatic Data Processing, Inc. (Commercial Services)	1,377	81,642
AutoNation, Inc.* (Retail)	153	7,421
AutoZone, Inc.* (Retail)	153	56,564
AvalonBay Communities, Inc. (REIT)	306	39,716
Ball Corp. (Packaging & Containers)	765	34,058
Bank of America Corp. (Banks)	50,184	568,082
Bank of New York Mellon Corp. (Banks)	2,754	74,799
Bard (C.R.), Inc. (Healthcare-Products)	153	15,617
Baxter International, Inc. (Healthcare-Products)	2,601	176,452
Becton, Dickinson & Co. (Healthcare-Products)	459	38,574
Bed Bath & Beyond, Inc.* (Retail)	459	26,943
Bemis Co., Inc. (Packaging & Containers)	153	5,459
Biogen Idec, Inc.* (Biotechnology)	1,071	167,162
BlackRock, Inc. (Diversified Financial Services)	306	72,302
BMC Software, Inc.* (Software)	459	19,071
Boeing Co. (Aerospace/Defense)	3,213	237,345
BorgWarner, Inc.* (Auto Parts & Equipment)	612	45,398
Boston Properties, Inc. (REIT)	306	32,216
Boston Scientific Corp.* (Healthcare-Products)	2,754	20,572
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,284	154,824
Broadcom Corp.—Class A (Semiconductors)	2,448	79,438
Brown-Forman Corp. (Beverages)	765	49,496
C.H. Robinson Worldwide, Inc. (Transportation)	459	30,363
Cabot Oil & Gas Corp. (Oil & Gas)	612	32,301
Cameron International Corp.* (Oil & Gas Services)	612	38,746
Campbell Soup Co. (Food)	459	16,850
CarMax, Inc.* (Retail)	612	24,125
CBRE Group, Inc.*—Class A (Real Estate)	918	19,810
CBS Corp.—Class B (Media)	2,754	114,897
Celgene Corp.* (Biotechnology)	1,989	196,831
Cerner Corp.* (Software)	612	50,521
CF Industries Holdings, Inc. (Chemicals)	306	70,126
Chipotle Mexican Grill, Inc.* (Retail)	153	46,973
Cintas Corp. (Textiles)	459	19,397
Cisco Systems, Inc. (Telecommunications)	11,628	239,188
Citrix Systems, Inc.* (Software)	459	33,580
Clorox Co. (Household Products/Wares)	306	23,993
Coach, Inc. (Apparel)	1,377	70,227
Coca-Cola Co. (Beverages)	17,901	666,633
Coca-Cola Enterprises, Inc. (Beverages)	765	26,676
Cognizant Technology Solutions Corp.* (Computers)	1,377	107,654
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,224	131,421
Comcast Corp.—Class A (Media)	12,393	471,926
Comerica, Inc. (Banks)	459	15,771
Computer Sciences Corp. (Computers)	459	19,186
Comverse, Inc.* (Software)	1	29
Constellation Brands, Inc.* (Beverages)	765	24,755
Costco Wholesale Corp. (Retail)	918	93,948
Covidien PLC (Healthcare-Products)	1,377	85,842
Crown Castle International Corp.* (Telecommunications)	1,377	97,106
Cummins, Inc. (Machinery-Diversified)	765	87,845
D.R. Horton, Inc. (Home Builders)	1,377	32,580
Danaher Corp. (Miscellaneous Manufacturing)	1,683	100,862
DaVita, Inc.* (Healthcare-Services)	459	52,973
Deere & Co. (Machinery-Diversified)	1,224	115,129
Delphi Automotive PLC* (Auto Components)	1,377	53,235
Denbury Resources, Inc.* (Oil & Gas)	1,836	34,205
DENTSPLY International, Inc. (Healthcare-Products)	459	19,168
DIRECTV*—Class A (Media)	2,754	140,840
Discover Financial Services (Diversified Financial Services)	2,295	88,105
Discovery Communications, Inc.*—Class A (Media)	1,071	74,306
Dollar General Corp.* (Retail)	765	35,358
Dollar Tree, Inc.* (Retail)	1,071	42,829
Dover Corp. (Miscellaneous Manufacturing)	459	31,754
Dr. Pepper Snapple Group, Inc. (Beverages)	918	41,374
Dun & Bradstreet Corp. (Software)	153	12,476
E.I. du Pont de Nemours & Co. (Chemicals)	2,142	101,637
Eastman Chemical Co. (Chemicals)	765	54,430
Eaton Corp. (Electrical Components & Equipment)	1,071	60,993
eBay, Inc.* (Internet)	5,355	299,505
Ecolab, Inc. (Chemicals)	1,224	88,618
Edwards Lifesciences Corp.* (Healthcare-Products)	612	55,037
Eli Lilly & Co. (Pharmaceuticals)	4,743	254,652
EMC Corp.* (Computers)	9,792	240,981
Emerson Electric Co. (Electrical Components & Equipment)	1,530	87,593
EOG Resources, Inc. (Oil & Gas)	1,224	152,976
EQT Corp. (Oil & Gas)	306	18,179
Equifax, Inc. (Commercial Services)	612	35,925
Equity Residential (REIT)	765	42,373
Expedia, Inc. (Internet)	306	19,967
Expeditors International of Washington, Inc. (Transportation)	459	19,691
Express Scripts Holding Co.* (Pharmaceuticals)	1,989	106,252
Exxon Mobil Corp. (Oil & Gas)	11,475	1,032,407
F5 Networks, Inc.* (Internet)	306	32,093

See accompanying notes to the financial statements.

50 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Family Dollar Stores, Inc. (Retail)	459	$26,025
Fastenal Co. (Distribution/Wholesale)	1,224	60,809
Fidelity National Information Services, Inc. (Software)	765	28,389
First Horizon National Corp. (Banks)	613	6,257
Fiserv, Inc.* (Software)	612	49,150
Flowserve Corp. (Machinery-Diversified)	153	23,986
FMC Corp. (Chemicals)	612	37,620
FMC Technologies, Inc.* (Oil & Gas Services)	459	21,734
Fossil, Inc.* (Distribution/Wholesale)	306	32,307
Franklin Resources, Inc. (Diversified Financial Services)	612	83,771
Gannett Co., Inc. (Media)	459	9,010
General Mills, Inc. (Food)	1,377	57,751
Gilead Sciences, Inc.* (Biotechnology)	7,038	277,649
Google, Inc.*—Class A (Internet)	1,224	924,965
H & R Block, Inc. (Commercial Services)	612	13,935
Halliburton Co. (Oil & Gas Services)	1,836	74,688
Harley-Davidson, Inc. (Leisure Time)	612	32,081
Harris Corp. (Telecommunications)	306	14,137
HCP, Inc. (REIT)	1,224	56,781
Health Care REIT, Inc. (REIT)	1,224	76,916
Heinz (H.J.) Co. (Food)	765	46,382
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,683	114,848
Huntington Bancshares, Inc. (Banks)	3,978	27,687
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,989	124,969
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	765	39,313
Intel Corp. (Semiconductors)	23,103	486,088
IntercontinentalExchange, Inc.* (Diversified Financial Services)	153	21,229
International Business Machines Corp. (Computers)	2,601	528,185
International Flavors & Fragrances, Inc. (Chemicals)	153	10,776
Intuit, Inc. (Software)	1,224	76,353
Intuitive Surgical, Inc.* (Healthcare-Products)	153	87,880
Invesco, Ltd. (Diversified Financial Services)	1,377	37,523
Iron Mountain, Inc. (Commercial Services)	459	15,702
JDS Uniphase Corp.* (Telecommunications)	1,071	15,540
Johnson & Johnson (Healthcare-Products)	6,885	508,940
Kellogg Co. (Food)	612	35,802
KeyCorp (Banks)	2,142	20,135
Kimberly-Clark Corp. (Household Products/Wares)	1,071	95,866
Kimco Realty Corp. (REIT)	1,071	22,245
KLA-Tencor Corp. (Semiconductors)	765	42,006
Lam Research Corp.* (Semiconductors)	459	18,883
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	612	18,017
Lennar Corp.—Class A (Home Builders)	765	31,778
Life Technologies Corp.* (Biotechnology)	765	49,488
Linear Technology Corp. (Semiconductors)	765	28,014
Lockheed Martin Corp. (Aerospace/Defense)	612	53,164
Lorillard, Inc. (Agriculture)	1,836	71,733
Lowe’s Cos., Inc. (Retail)	5,202	198,664
LSI Logic Corp.* (Semiconductors)	2,601	18,311
M&T Bank Corp. (Banks)	306	31,423
Marathon Petroleum Corp. (Oil & Gas)	765	56,771
Marriott International, Inc.—Class A (Lodging)	613	24,496
Marsh & McLennan Cos., Inc. (Insurance)	1,224	43,428
Masco Corp. (Building Materials)	1,683	30,950
MasterCard, Inc.—Class A (Commercial Services)	459	237,946
Mattel, Inc. (Toys/Games/Hobbies)	1,530	57,574
McCormick & Co., Inc. (Food)	612	38,158
McDonald’s Corp. (Retail)	2,448	233,271
McGraw-Hill Cos., Inc. (Media)	765	44,003
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	459	34,884
Medtronic, Inc. (Healthcare-Products)	2,295	106,947
Merck & Co., Inc. (Pharmaceuticals)	14,229	615,403
MetroPCS Communications, Inc.* (Telecommunications)	765	7,673
Microchip Technology, Inc. (Semiconductors)	612	20,471
Micron Technology, Inc.* (Semiconductors)	1,989	15,037
Microsoft Corp. (Software)	19,431	533,770
Molex, Inc. (Electrical Components & Equipment)	306	8,311
Monsanto Co. (Chemicals)	2,448	248,104
Monster Beverage Corp.* (Beverages)	765	36,643
Moody’s Corp. (Commercial Services)	918	50,325
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,836	51,904
NetApp, Inc.* (Computers)	1,071	38,556
Netflix, Inc.* (Internet)	306	50,563
Newell Rubbermaid, Inc. (Housewares)	1,377	32,332
News Corp.—Class A (Media)	9,333	258,897
NIKE, Inc.—Class B (Apparel)	1,836	99,236
Noble Energy, Inc. (Oil & Gas)	765	82,459
Nordstrom, Inc. (Retail)	765	42,251
Nucor Corp. (Iron/Steel)	765	35,198
Omnicom Group, Inc. (Advertising)	612	33,219
Oracle Corp. (Software)	17,442	619,365
O’Reilly Automotive, Inc.* (Retail)	459	42,527
PACCAR, Inc. (Auto Manufacturers)	1,683	79,202
Pall Corp. (Miscellaneous Manufacturing)	306	20,900
Paychex, Inc. (Commercial Services)	918	29,954
Pentair, Ltd. (Miscellaneous Manufacturing)	459	23,262
PepsiCo, Inc. (Beverages)	7,191	523,864
PerkinElmer, Inc. (Electronics)	459	16,175
Perrigo Co. (Pharmaceuticals)	459	46,134
PetSmart, Inc. (Retail)	459	30,023
Pfizer, Inc. (Pharmaceuticals)	20,196	550,947
Philip Morris International, Inc. (Agriculture)	7,803	687,912
Pioneer Natural Resources Co. (Oil & Gas)	612	71,934
Plum Creek Timber Co., Inc. (Forest Products & Paper)	459	22,115
PPG Industries, Inc. (Chemicals)	765	105,470
Praxair, Inc. (Chemicals)	765	84,433
Precision Castparts Corp. (Metal Fabricate/Hardware)	306	56,120
Priceline.com, Inc.* (Internet)	306	209,754
Procter & Gamble Co. (Cosmetics/Personal Care)	6,273	471,479
Prudential Financial, Inc. (Insurance)	918	53,134
Public Storage, Inc. (REIT)	306	47,103
PulteGroup, Inc.* (Home Builders)	1,530	31,732
Qualcomm, Inc. (Telecommunications)	7,956	525,335
Quanta Services, Inc.* (Commercial Services)	918	26,594
Ralph Lauren Corp. (Apparel)	306	50,943
Range Resources Corp. (Oil & Gas)	459	30,831
Red Hat, Inc.* (Software)	918	51,004
Regions Financial Corp. (Banks)	3,213	24,997
Reynolds American, Inc. (Agriculture)	765	33,645

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 51

Common Stocks, continued

	Shares	Value
Robert Half International, Inc. (Commercial Services)	459	$16,175
Rockwell Automation, Inc. (Machinery-Diversified)	459	40,938
Rockwell Collins, Inc. (Aerospace/Defense)	306	18,017
Roper Industries, Inc. (Machinery-Diversified)	459	53,910
Ross Stores, Inc. (Retail)	1,071	63,939
Salesforce.com, Inc.* (Software)	612	105,344
Schlumberger, Ltd. (Oil & Gas Services)	3,825	298,541
Scripps Networks Interactive—Class A (Media)	459	28,352
Seagate Technology PLC (Computers)	1,530	51,989
Sealed Air Corp. (Packaging & Containers)	459	8,592
Sempra Energy (Gas)	459	34,448
Sherwin-Williams Co. (Chemicals)	459	74,422
Sigma-Aldrich Corp. (Chemicals)	306	23,663
Simon Property Group, Inc. (REIT)	918	147,045
SLM Corp. (Diversified Financial Services)	2,142	36,178
Snap-on, Inc. (Hand/Machine Tools)	306	24,792
Southwest Airlines Co. (Airlines)	3,366	37,733
Southwestern Energy Co.* (Oil & Gas)	918	31,487
Sprint Nextel Corp.* (Telecommunications)	13,923	78,386
Starbucks Corp. (Retail)	3,519	197,486
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	612	37,583
Stericycle, Inc.* (Environmental Control)	459	43,307
Stryker Corp. (Healthcare-Products)	765	47,927
Symantec Corp.* (Internet)	1,989	43,301
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,224	87,455
TE Connectivity, Ltd. (Electronics)	918	35,692
Teradata Corp.* (Computers)	765	50,995
Teradyne, Inc.* (Semiconductors)	918	14,835
Tesoro Petroleum Corp. (Oil & Gas)	612	29,798
Texas Instruments, Inc. (Semiconductors)	3,213	106,286
The ADT Corp. (Commercial Services)	612	29,070
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	612	37,289
The Gap, Inc. (Retail)	1,377	45,000
The Hershey Co. (Food)	765	60,779
The Home Depot, Inc. (Retail)	7,038	470,984
The Interpublic Group of Cos., Inc. (Advertising)	918	11,117
The JM Smucker Co.—Class A (Food)	306	27,121
The Limited, Inc. (Retail)	1,071	51,429
The Mosaic Co. (Chemicals)	1,224	74,970
The Williams Cos., Inc. (Pipelines)	1,530	53,627
Thermo Fisher Scientific, Inc. (Electronics)	1,071	77,263
Tiffany & Co. (Retail)	306	20,120
Time Warner Cable, Inc. (Media)	1,377	123,021
Time Warner, Inc. (Media)	4,437	224,157
TJX Cos., Inc. (Retail)	3,366	152,076
Total System Services, Inc. (Commercial Services)	306	7,115
TripAdvisor, Inc.* (Internet)	459	21,242
U.S. Bancorp (Banks)	8,721	288,664
Union Pacific Corp. (Transportation)	2,142	281,587
United Parcel Service, Inc.—Class B (Transportation)	1,683	133,445
Urban Outfitters, Inc.* (Retail)	459	19,641
V.F. Corp. (Apparel)	459	67,739
Varian Medical Systems, Inc.* (Healthcare-Products)	306	21,619
Ventas, Inc. (REIT)	918	60,854
VeriSign, Inc.* (Internet)	765	33,209
Verizon Communications, Inc. (Telecommunications)	6,273	273,566
Viacom, Inc.—Class B (Media)	1,224	73,868
Visa, Inc.—Class A (Commercial Services)	2,448	386,563
Vornado Realty Trust (REIT)	459	38,767
Vulcan Materials Co. (Mining)	459	25,961
W.W. Grainger, Inc. (Distribution/Wholesale)	153	33,326
Walt Disney Co. (Media)	5,814	313,259
Waters Corp.* (Electronics)	306	28,020
Weyerhaeuser Co. (REIT)	1,530	46,084
Whole Foods Market, Inc. (Food)	765	73,632
Wyndham Worldwide Corp. (Lodging)	612	34,143
Wynn Resorts, Ltd. (Lodging)	306	38,318
Xilinx, Inc. (Semiconductors)	765	27,915
Xylem, Inc. (Machinery-Diversified)	459	12,820
Yahoo!, Inc.* (Internet)	4,896	96,108
YUM! Brands, Inc. (Retail)	1,377	89,422
Zimmer Holdings, Inc. (Healthcare-Products)	612	45,655
Zions Bancorp (Banks)	918	21,408
TOTAL COMMON STOCKS (Cost $24,778,151)		31,856,065

Repurchase Agreements(a) (0.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $16,000	$16,000	$16,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,000)		16,000
TOTAL INVESTMENT SECURITIES (Cost $24,794,151)—100.3%		31,872,065
Net other assets (liabilities)—(0.3)%		(106,029)
NET ASSETS—100.0%		$31,766,036

*                                    Non-income producing security

(a)                            The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Large-Cap Growth ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Advertising	$44,336	0.1%
Aerospace/Defense	308,526	1.0%
Agriculture	973,646	3.1%
Airlines	37,733	0.1%
Apparel	288,145	0.9%
Auto Components	53,235	0.2%
Auto Manufacturers	79,202	0.2%
Auto Parts & Equipment	45,398	0.1%
Banks	1,079,223	3.3%
Beverages	1,369,441	4.3%
Biotechnology	1,078,147	3.4%
Building Materials	30,950	0.1%
Chemicals	988,841	3.0%
Commercial Services	930,946	2.9%

See accompanying notes to the financial statements.

52 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

	Value	% of Net Assets
Computers	$3,200,746	10.1%
Cosmetics/Personal Care	640,189	2.0%
Distribution/Wholesale	126,442	0.4%
Diversified Financial Services	757,382	2.4%
Electrical Components & Equipment	156,897	0.5%
Electronics	284,206	0.9%
Environmental Control	43,307	0.1%
Food	356,475	1.1%
Forest Products & Paper	22,115	0.1%
Gas	34,448	0.1%
Hand/Machine Tools	24,792	0.1%
Healthcare-Products	1,230,230	3.9%
Healthcare-Services	52,973	0.2%
Home Builders	96,090	0.3%
Household Products/Wares	119,859	0.4%
Housewares	32,332	0.1%
Insurance	149,567	0.5%
Internet	2,208,687	6.9%
Iron/Steel	35,198	0.1%
Leisure Time	32,081	0.1%
Lodging	134,540	0.4%
Machinery-Diversified	334,628	1.0%
Media	1,876,536	5.9%
Metal Fabricate/Hardware	56,120	0.2%
Mining	25,961	0.1%
Miscellaneous Manufacturing	643,151	2.1%
Oil & Gas	1,671,292	5.3%
Oil & Gas Services	433,709	1.4%
Packaging & Containers	48,109	0.2%
Pharmaceuticals	2,394,844	7.5%
Pipelines	53,627	0.2%
Real Estate	19,810	0.1%
REIT	758,259	2.3%
Retail	2,017,019	6.4%
Semiconductors	994,020	3.1%
Software	1,689,667	5.3%
Telecommunications	1,250,931	3.9%
Textiles	19,397	0.1%
Toys/Games/Hobbies	57,574	0.2%
Transportation	465,086	1.5%
Other**	(90,029)	(0.2)%
Total	$31,766,036	100.0%

**                             Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                       Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 53

Common Stocks (100.7%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	2,310	$68,492
Acuity Brands, Inc. (Electrical Components & Equipment)	550	37,840
Acxiom Corp.* (Software)	880	15,602
ADTRAN, Inc. (Telecommunications)	1,980	39,996
Advance Auto Parts, Inc. (Retail)	1,100	80,872
Advent Software, Inc.* (Software)	550	13,558
Aecom Technology Corp.* (Engineering & Construction)	3,520	90,006
Aeropostale, Inc.* (Retail)	2,530	34,231
AGCO Corp.* (Machinery-Diversified)	3,080	163,240
Albemarle Corp. (Chemicals)	1,100	67,441
Alexander & Baldwin, Inc.* (Real Estate)	1,430	48,048
Alexandria Real Estate Equities, Inc. (REIT)	2,090	151,524
Alleghany Corp.* (Insurance)	220	79,329
Alliant Energy Corp. (Electric)	3,520	161,356
Alliant Techsystems, Inc. (Aerospace/Defense)	1,100	71,192
Allscripts Healthcare Solutions, Inc.* (Software)	5,500	60,940
Alpha Natural Resources, Inc.* (Coal)	7,040	62,375
American Campus Communities, Inc. (REIT)	1,760	81,963
American Financial Group, Inc. (Insurance)	2,420	102,995
ANSYS, Inc.* (Software)	1,100	80,960
AOL, Inc. (Internet)	1,540	47,201
Apollo Investment Corp. (Investment Companies)	6,490	58,410
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,090	107,698
Aqua America, Inc. (Water)	2,090	56,911
Arch Coal, Inc. (Coal)	6,820	48,558
Arrow Electronics, Inc.* (Electronics)	3,410	131,012
Arthur J. Gallagher & Co. (Insurance)	1,870	69,097
Ashland, Inc. (Chemicals)	1,100	86,360
Aspen Insurance Holdings, Ltd. (Insurance)	2,310	78,794
Associated Banc-Corp. (Banks)	5,500	78,485
Astoria Financial Corp. (Savings & Loans)	2,640	25,714
Atmos Energy Corp. (Gas)	2,860	106,850
Atwood Oceanics, Inc.* (Oil & Gas)	1,870	98,681
Avnet, Inc.* (Electronics)	4,400	155,584
BancorpSouth, Inc. (Banks)	2,640	38,280
Bank of Hawaii Corp. (Banks)	1,430	68,769
Barnes & Noble, Inc.* (Retail)	1,210	16,141
Bill Barrett Corp.* (Oil & Gas)	1,540	24,594
BioMed Realty Trust, Inc. (REIT)	4,950	100,733
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	660	75,101
Black Hills Corp. (Electric)	1,430	57,701
BRE Properties, Inc.—Class A (REIT)	1,430	72,758
Brinker International, Inc. (Retail)	770	25,210
Broadridge Financial Solutions, Inc. (Software)	2,090	49,261
Brown & Brown, Inc. (Insurance)	1,760	48,118
Cabot Corp. (Chemicals)	1,870	69,994
Camden Property Trust (REIT)	1,320	91,595
CARBO Ceramics, Inc. (Oil & Gas Services)	330	26,436
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	880	56,452
Carpenter Technology Corp. (Iron/Steel)	440	23,025
CBOE Holdings, Inc. (Diversified Financial Services)	1,100	37,268
Church & Dwight, Inc. (Household Products/Wares)	1,980	114,424
Cimarex Energy Co. (Oil & Gas)	1,540	98,344
Clarcor, Inc. (Miscellaneous Manufacturing)	880	44,405
Cleco Corp. (Electric)	1,980	84,645
Commerce Bancshares, Inc. (Banks)	2,530	95,002
Commercial Metals Co. (Metal Fabricate/Hardware)	3,740	62,271
Community Health Systems, Inc. (Healthcare-Services)	2,970	113,840
Compass Minerals International, Inc. (Mining)	550	39,628
Compuware Corp.* (Software)	6,820	79,248
Convergys Corp. (Commercial Services)	3,520	59,910
Con-way, Inc. (Transportation)	1,760	55,228
Corporate Office Properties Trust (REIT)	1,540	40,748
Covance, Inc.* (Healthcare-Services)	660	44,029
Crane Co. (Miscellaneous Manufacturing)	1,540	77,430
Cullen/Frost Bankers, Inc. (Banks)	1,980	116,601
Cypress Semiconductor Corp. (Semiconductors)	2,200	22,594
Cytec Industries, Inc. (Chemicals)	550	40,315
Deckers Outdoor Corp.* (Apparel)	1,100	43,945
Deluxe Corp. (Commercial Services)	880	32,375
DeVry, Inc. (Commercial Services)	1,870	47,068
Diebold, Inc. (Computers)	1,980	58,291
Domtar Corp. (Forest Products & Paper)	1,100	91,553
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,650	62,057
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	2,310	40,216
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,320	80,586
Dril-Quip, Inc.* (Oil & Gas Services)	550	44,600
DST Systems, Inc. (Computers)	990	66,271
Duke Realty Corp. (REIT)	5,500	84,755
East West Bancorp, Inc. (Banks)	4,510	105,759
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,760	55,722
Energen Corp. (Oil & Gas)	2,310	111,203
Energizer Holdings, Inc. (Electrical Components & Equipment)	1,980	172,280
Equity One, Inc. (REIT)	1,100	24,871
Essex Property Trust, Inc. (REIT)	550	84,579
Esterline Technologies Corp.* (Aerospace/Defense)	990	65,726
Everest Re Group, Ltd. (Insurance)	1,650	191,087
Exelis, Inc. (Aerospace/Defense)	6,050	66,490
FactSet Research Systems, Inc. (Media)	550	50,886
Fairchild Semiconductor International, Inc.* (Semiconductors)	4,070	60,113
Federal Realty Investment Trust (REIT)	880	93,148
Federated Investors, Inc.—Class B (Diversified Financial Services)	2,970	70,270
Fidelity National Title Group, Inc.—Class A (Insurance)	3,080	77,308
First Niagara Financial Group, Inc. (Savings & Loans)	11,330	88,827
FirstMerit Corp. (Banks)	3,520	53,610
Flowers Foods, Inc. (Food)	1,870	50,266
Forest Oil Corp.* (Oil & Gas)	1,870	13,015
FTI Consulting, Inc.* (Commercial Services)	1,320	42,900
Fulton Financial Corp. (Banks)	2,860	31,145
Gardner Denver, Inc. (Machinery-Diversified)	1,540	108,370
GATX Corp. (Trucking & Leasing)	1,540	72,919
General Cable Corp.* (Electrical Components & Equipment)	1,650	55,473
Genesee & Wyoming, Inc.*—Class A (Transportation)	550	46,519

See accompanying notes to the financial statements.

54 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Global Payments, Inc. (Commercial Services)	1,210	$59,605
Granite Construction, Inc. (Engineering & Construction)	1,100	39,996
Great Plains Energy, Inc. (Electric)	4,950	105,930
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,430	65,108
Greenhill & Co., Inc. (Diversified Financial Services)	330	19,437
Greif, Inc.—Class A (Packaging & Containers)	990	46,510
GUESS?, Inc. (Retail)	1,980	53,638
Hancock Holding Co. (Banks)	2,750	83,105
Hanover Insurance Group, Inc. (Insurance)	1,430	59,431
Harris Teeter Supermarkets, Inc. (Food)	1,540	63,895
Harsco Corp. (Miscellaneous Manufacturing)	2,640	67,294
Hawaiian Electric Industries, Inc. (Electric)	3,190	86,034
HCC Insurance Holdings, Inc. (Insurance)	3,300	127,644
Health Management Associates, Inc.*—Class A (Healthcare-Services)	8,250	86,130
Health Net, Inc.* (Healthcare-Services)	2,640	71,808
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,190	75,667
Henry Schein, Inc.* (Healthcare-Products)	1,210	104,472
Herman Miller, Inc. (Office Furnishings)	1,100	27,170
Highwoods Properties, Inc. (REIT)	990	35,640
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,980	65,696
Hillshire Brands Co. (Food)	3,960	122,681
HNI Corp. (Office Furnishings)	1,430	45,145
Hologic, Inc.* (Healthcare-Products)	4,070	97,029
Home Properties, Inc. (REIT)	880	54,094
Hospitality Properties Trust (REIT)	3,960	99,871
Hubbell, Inc.—Class B (Electrical Components & Equipment)	770	70,109
Huntington Ingalls Industries, Inc. (Shipbuilding)	1,540	68,222
IDACORP, Inc. (Electric)	1,650	76,577
IDEX Corp. (Machinery-Diversified)	880	43,903
Informatica Corp.* (Software)	3,520	130,276
Ingram Micro, Inc.*—Class A (Distribution/Wholesale)	4,840	87,991
Integrated Device Technology, Inc.* (Semiconductors)	2,200	15,906
International Bancshares Corp. (Banks)	1,760	34,408
International Rectifier Corp.* (Semiconductors)	2,200	42,878
International Speedway Corp.—Class A (Entertainment)	770	21,106
Intersil Corp.—Class A (Semiconductors)	4,070	35,206
Intrepid Potash, Inc. (Chemicals)	1,760	41,008
ITT Corp. (Miscellaneous Manufacturing)	1,540	39,547
Jack Henry & Associates, Inc. (Computers)	990	41,065
Janus Capital Group, Inc. (Diversified Financial Services)	6,050	56,265
JetBlue Airways Corp.* (Airlines)	7,260	42,181
John Wiley & Sons, Inc. (Media)	1,540	58,981
Kansas City Southern Industries, Inc. (Transportation)	1,430	133,146
KBR, Inc. (Engineering & Construction)	4,730	147,671
Kemper Corp. (Insurance)	1,760	58,626
Kennametal, Inc. (Hand/Machine Tools)	2,530	103,755
Kirby Corp.* (Transportation)	770	54,401
Lancaster Colony Corp. (Food)	330	23,582
Landstar System, Inc. (Transportation)	550	31,372
Lender Processing Services, Inc. (Commercial Services)	1,320	31,733
Lexmark International, Inc.—Class A (Computers)	2,090	50,285
Liberty Property Trust (REIT)	3,850	150,805
Life Time Fitness, Inc.* (Leisure Time)	660	33,482
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,540	67,313
Mack-Cali Realty Corp. (REIT)	2,640	71,729
Manpower, Inc. (Commercial Services)	2,530	130,295
ManTech International Corp.—Class A (Software)	770	18,996
Martin Marietta Materials (Building Materials)	770	76,022
Masimo Corp. (Healthcare-Products)	770	15,631
Matson, Inc. (Transportation)	1,320	36,181
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	880	28,829
MDU Resources Group, Inc. (Electric)	6,050	141,086
Mednax, Inc.* (Healthcare-Services)	770	65,881
MEMC Electronic Materials, Inc.* (Semiconductors)	7,480	31,117
Mercury General Corp. (Insurance)	1,210	47,916
Meredith Corp. (Media)	1,210	43,875
Micros Systems, Inc.* (Computers)	1,320	60,760
Mine Safety Appliances Co. (Environmental Control)	550	25,421
Minerals Technologies, Inc. (Chemicals)	1,100	45,507
Mohawk Industries, Inc.* (Textiles)	660	67,096
Monster Worldwide, Inc.* (Commercial Services)	3,740	21,692
MSCI, Inc.*—Class A (Software)	1,540	51,960
National Fuel Gas Co. (Gas)	2,640	143,616
National Retail Properties, Inc. (REIT)	1,870	59,877
NCR Corp.* (Computers)	1,760	48,875
New York Community Bancorp (Savings & Loans)	14,080	187,968
NV Energy, Inc. (Electric)	7,590	143,679
NVR, Inc.* (Home Builders)	110	113,263
Oceaneering International, Inc. (Oil & Gas Services)	1,430	90,390
Office Depot, Inc.* (Retail)	4,290	18,576
OGE Energy Corp. (Electric)	3,190	187,284
Oil States International, Inc.* (Oil & Gas Services)	770	59,737
Old Republic International Corp. (Insurance)	7,810	89,034
Olin Corp. (Chemicals)	2,530	58,848
Omnicare, Inc. (Pharmaceuticals)	3,520	137,104
Oshkosh Truck Corp.* (Auto Manufacturers)	2,970	116,365
Owens & Minor, Inc. (Distribution/Wholesale)	2,090	63,975
Patterson-UTI Energy, Inc. (Oil & Gas)	2,310	46,985
Plains Exploration & Production Co.* (Oil & Gas)	1,650	78,788
Plantronics, Inc. (Telecommunications)	550	22,616
PNM Resources, Inc. (Electric)	1,210	25,846
Polycom, Inc.* (Telecommunications)	5,610	61,878
Post Holdings, Inc.* (Food)	1,100	41,789
Potlatch Corp. (REIT)	550	23,865
Prosperity Bancshares, Inc. (Banks)	1,430	64,507
Protective Life Corp. (Insurance)	2,530	80,049
PTC, Inc.* (Software)	2,090	48,446
QLogic Corp.* (Semiconductors)	2,970	34,304
Questar Corp. (Gas)	5,610	130,320
Quicksilver Resources, Inc.* (Oil & Gas)	1,980	5,425
R.R. Donnelley & Sons Co. (Commercial Services)	5,830	53,636
Raymond James Financial Corp. (Diversified Financial Services)	1,540	68,730

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 55

Common Stocks, continued

	Shares	Value
Rayonier, Inc. (REIT)	1,540	$82,914
Realty Income Corp. (REIT)	2,530	110,510
Regal-Beloit Corp. (Hand/Machine Tools)	660	48,946
Regency Centers Corp. (REIT)	1,320	65,776
Regis Corp. (Retail)	1,870	33,193
Reinsurance Group of America, Inc. (Insurance)	2,420	138,884
Reliance Steel & Aluminum Co. (Iron/Steel)	2,420	156,623
Rent-A-Center, Inc. (Commercial Services)	1,870	66,721
RF Micro Devices, Inc.* (Telecommunications)	4,950	24,750
Rock-Tenn Co.—Class A (Packaging & Containers)	2,310	182,375
Rollins, Inc. (Commercial Services)	990	24,473
Rosetta Resources, Inc.* (Oil & Gas)	660	34,993
Rovi Corp.* (Semiconductors)	3,300	57,057
RPM, Inc. (Chemicals)	2,200	68,662
Saks, Inc.* (Retail)	3,300	35,673
Scholastic Corp. (Media)	880	26,101
Scientific Games Corp.*—Class A (Entertainment)	1,650	14,669
SEI Investments Co. (Commercial Services)	1,870	50,415
Senior Housing Properties Trust (REIT)	2,970	71,547
Sensient Technologies Corp. (Chemicals)	1,650	62,865
Signet Jewelers, Ltd. (Retail)	1,430	89,488
Silgan Holdings, Inc. (Packaging & Containers)	770	33,033
Silicon Laboratories, Inc.* (Semiconductors)	550	24,002
SL Green Realty Corp. (REIT)	2,860	229,886
SM Energy Co. (Oil & Gas)	880	51,181
Smithfield Foods, Inc.* (Food)	3,960	92,307
Solera Holdings, Inc. (Software)	770	42,204
Sonoco Products Co. (Packaging & Containers)	3,190	98,858
Sotheby’s—Class A (Commercial Services)	770	27,658
SPX Corp. (Miscellaneous Manufacturing)	1,650	123,139
StanCorp Financial Group, Inc. (Insurance)	1,430	55,613
Steel Dynamics, Inc. (Iron/Steel)	7,040	107,078
STERIS Corp. (Healthcare-Products)	1,870	70,555
Strayer Education, Inc. (Commercial Services)	330	18,777
Superior Energy Services, Inc.* (Oil & Gas Services)	5,060	126,347
SUPERVALU, Inc. (Food)	3,740	14,623
Synopsys, Inc.* (Computers)	2,200	73,568
Taubman Centers, Inc. (REIT)	770	62,755
TCF Financial Corp. (Banks)	5,280	72,125
Tech Data Corp.* (Electronics)	1,210	61,601
Techne Corp. (Healthcare-Products)	550	39,424
Teleflex, Inc. (Healthcare-Products)	1,320	99,000
Telephone & Data Systems, Inc. (Telecommunications)	3,300	83,457
Tellabs, Inc. (Telecommunications)	11,110	25,331
Tempur-Pedic International, Inc.* (Home Furnishings)	770	29,999
The Brink’s Co. (Miscellaneous Manufacturing)	1,540	45,923
The Cheesecake Factory, Inc. (Retail)	660	21,886
The Corporate Executive Board Co. (Commercial Services)	440	22,048
The Macerich Co. (REIT)	2,530	151,091
The New York Times Co.*—Class A (Media)	3,960	35,086
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,210	52,901
The Wendy’s Co. (Retail)	9,020	46,363
Tidewater, Inc. (Transportation)	1,650	81,131
Tootsie Roll Industries, Inc. (Food)	330	8,943
Towers Watson & Co.—Class A (Commercial Services)	1,870	114,219
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,530	100,440
Triumph Group, Inc. (Aerospace/Defense)	660	46,444
Trustmark Corp. (Banks)	2,090	48,342
Tupperware Corp. (Household Products/Wares)	660	50,292
UDR, Inc. (REIT)	4,620	110,372
UGI Corp. (Gas)	3,630	127,921
Unit Corp.* (Oil & Gas)	1,430	68,826
United Natural Foods, Inc.* (Food)	770	41,565
United Rentals, Inc.* (Commercial Services)	880	44,546
Universal Corp. (Agriculture)	770	41,873
Universal Health Services, Inc.—Class B (Healthcare-Services)	2,860	161,991
URS Corp. (Engineering & Construction)	2,420	100,382
UTI Worldwide, Inc. (Transportation)	3,300	48,708
Valassis Communications, Inc. (Commercial Services)	1,210	33,953
Valley National Bancorp (Banks)	6,380	62,460
VCA Antech, Inc.* (Pharmaceuticals)	2,860	61,776
Vectren Corp. (Gas)	2,640	83,318
VeriFone Systems, Inc.* (Software)	1,760	61,107
Vishay Intertechnology, Inc.* (Electronics)	4,290	47,147
W.R. Berkley Corp. (Insurance)	3,520	144,918
Waste Connections, Inc. (Environmental Control)	1,980	71,320
Watsco, Inc. (Distribution/Wholesale)	330	24,866
Webster Financial Corp. (Banks)	1,210	26,923
Weingarten Realty Investors (REIT)	1,870	53,931
WellCare Health Plans, Inc.* (Healthcare-Services)	1,430	72,515
Werner Enterprises, Inc. (Transportation)	1,430	33,777
Westamerica Bancorp (Banks)	880	39,090
Westar Energy, Inc. (Electric)	4,070	122,385
WGL Holdings, Inc. (Gas)	1,650	69,185
WMS Industries, Inc.* (Leisure Time)	1,760	43,560
Woodward, Inc. (Electronics)	1,980	76,052
World Fuel Services Corp. (Retail)	2,310	99,584
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	660	28,565
TOTAL COMMON STOCKS (Cost $17,656,062)		19,953,096
TOTAL INVESTMENT SECURITIES (Cost $17,656,062)—100.7%		19,953,096
Net other assets (liabilities)—(0.7)%		(138,982)
NET ASSETS—100.0%		$19,814,114

*                                    Non-income producing security

Mid-Cap Value ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Aerospace/Defense	$249,852	1.2%
Agriculture	41,873	0.2%
Airlines	42,181	0.2%
Apparel	43,945	0.2%
Auto Manufacturers	116,365	0.6%
Banks	1,018,611	5.1%
Beverages	65,108	0.3%
Biotechnology	75,101	0.4%
Building Materials	76,022	0.4%
Chemicals	541,000	2.8%

See accompanying notes to the financial statements.

56 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

	Value	% of Net Assets
Coal	$110,933	0.6%
Commercial Services	950,516	4.9%
Computers	399,115	2.0%
Distribution/Wholesale	176,832	0.8%
Diversified Financial Services	251,970	1.3%
Electric	1,192,523	6.0%
Electrical Components & Equipment	335,702	1.7%
Electronics	471,396	2.4%
Engineering & Construction	378,055	1.9%
Entertainment	75,991	0.4%
Environmental Control	96,741	0.5%
Food	459,651	2.5%
Forest Products & Paper	91,553	0.5%
Gas	661,210	3.3%
Hand/Machine Tools	152,701	0.8%
Healthcare-Products	491,807	2.5%
Healthcare-Services	683,507	3.4%
Home Builders	113,263	0.6%
Home Furnishings	29,999	0.2%
Household Products/Wares	217,617	1.2%
Insurance	1,448,843	7.3%
Internet	47,201	0.2%
Investment Companies	58,410	0.3%
Iron/Steel	286,726	1.4%
Leisure Time	77,042	0.4%
Machinery-Diversified	344,078	1.7%
Media	214,929	1.1%
Metal Fabricate/Hardware	62,271	0.3%
Mining	39,628	0.2%
Miscellaneous Manufacturing	753,214	3.7%
Office Furnishings	72,315	0.4%
Oil & Gas	632,035	3.3%
Oil & Gas Services	503,763	2.5%
Packaging & Containers	360,776	1.8%
Pharmaceuticals	254,602	1.3%
Real Estate	48,048	0.2%
REIT	2,261,337	11.3%
Retail	554,855	2.8%
Savings & Loans	302,509	1.5%
Semiconductors	323,177	1.6%
Shipbuilding	68,222	0.3%
Software	652,558	3.3%
Telecommunications	258,028	1.3%
Textiles	67,096	0.3%
Transportation	520,463	2.6%
Trucking & Leasing	72,919	0.4%
Water	56,911	0.3%
Other**	(138,982)	(0.7)%
Total	$19,814,114	100.0%

**                             Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                       Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 57

Common Stocks (100.0%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	1,200	$57,048
Acuity Brands, Inc. (Electrical Components & Equipment)	750	51,600
Acxiom Corp.* (Software)	1,350	23,936
Advance Auto Parts, Inc. (Retail)	1,050	77,196
Advent Software, Inc.* (Software)	450	11,093
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,500	215,894
Alaska Air Group, Inc.* (Airlines)	1,950	89,954
Albemarle Corp. (Chemicals)	1,500	91,965
Alleghany Corp.* (Insurance)	300	108,177
Alliance Data Systems Corp.* (Commercial Services)	1,500	236,400
AMC Networks, Inc.*—Class A (Media)	1,650	94,001
American Campus Communities, Inc. (REIT)	1,500	69,855
American Eagle Outfitters, Inc. (Retail)	5,100	103,071
Ametek, Inc. (Electrical Components & Equipment)	6,900	282,830
ANN, Inc.* (Retail)	1,350	41,634
ANSYS, Inc.* (Software)	1,650	121,439
AOL, Inc. (Internet)	1,050	32,183
Aqua America, Inc. (Water)	2,100	57,183
Arthur J. Gallagher & Co. (Insurance)	1,800	66,510
Ascena Retail Group, Inc.* (Retail)	3,600	61,020
Ashland, Inc. (Chemicals)	1,050	82,436
Atmel Corp.* (Semiconductors)	12,600	84,420
Bally Technologies, Inc.* (Entertainment)	1,200	57,792
BE Aerospace, Inc.* (Aerospace/Defense)	3,000	154,470
Bob Evans Farms, Inc. (Retail)	750	33,203
BRE Properties, Inc.—Class A (REIT)	900	45,792
Brinker International, Inc. (Retail)	1,500	49,110
Broadridge Financial Solutions, Inc. (Software)	1,650	38,891
Brown & Brown, Inc. (Insurance)	1,800	49,212
Cabela’s, Inc.* (Retail)	1,350	69,687
Cadence Design Systems, Inc.* (Computers)	8,100	112,832
Camden Property Trust (REIT)	1,200	83,268
CARBO Ceramics, Inc. (Oil & Gas Services)	300	24,033
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,050	67,358
Carpenter Technology Corp. (Iron/Steel)	900	47,097
Carter’s, Inc.* (Apparel)	1,500	90,345
Cathay Bancorp, Inc. (Banks)	2,100	40,761
CBOE Holdings, Inc. (Diversified Financial Services)	1,500	50,820
Charles River Laboratories International, Inc.* (Biotechnology)	1,350	55,782
Chico’s FAS, Inc. (Retail)	4,800	86,064
Church & Dwight, Inc. (Household Products/Wares)	2,250	130,027
Ciena Corp.* (Telecommunications)	2,850	44,631
Cimarex Energy Co. (Oil & Gas)	1,050	67,053
Cinemark Holdings, Inc. (Entertainment)	3,000	84,420
City National Corp. (Banks)	1,350	71,496
Clarcor, Inc. (Miscellaneous Manufacturing)	600	30,276
Clean Harbors, Inc.* (Environmental Control)	1,500	83,385
Compass Minerals International, Inc. (Mining)	450	32,423
Concur Technologies, Inc.* (Software)	1,350	90,314
Copart, Inc.* (Retail)	3,000	107,730
CoreLogic, Inc.* (Commercial Services)	2,850	74,784
Corporate Office Properties Trust (REIT)	900	23,814
Corrections Corp. of America (Commercial Services)	2,850	107,986
Covance, Inc.* (Healthcare-Services)	900	60,039
Cree, Inc.* (Semiconductors)	3,300	142,395
Cypress Semiconductor Corp. (Semiconductors)	1,800	18,486
Cytec Industries, Inc. (Chemicals)	750	54,975
Deluxe Corp. (Commercial Services)	600	22,074
Dick’s Sporting Goods, Inc. (Retail)	2,850	135,631
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,400	90,264
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,050	64,103
Dril-Quip, Inc.* (Oil & Gas Services)	450	36,491
Duke Realty Corp. (REIT)	4,050	62,411
Eaton Vance Corp. (Diversified Financial Services)	3,300	119,460
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,800	56,988
Equinix, Inc.* (Internet)	1,350	290,830
Equity One, Inc. (REIT)	750	16,958
Essex Property Trust, Inc. (REIT)	450	69,201
Extra Space Storage, Inc. (REIT)	3,000	119,519
FactSet Research Systems, Inc. (Media)	600	55,512
Fair Isaac Corp. (Software)	1,050	47,324
Federal Realty Investment Trust (REIT)	1,050	111,143
Fidelity National Title Group, Inc.—Class A (Insurance)	3,300	82,830
First American Financial Corp. (Insurance)	3,000	71,670
Flowers Foods, Inc. (Food)	1,650	44,352
Foot Locker, Inc. (Retail)	4,350	149,422
Forest Oil Corp.* (Oil & Gas)	1,650	11,484
Fortune Brands Home & Security, Inc.* (Building Materials)	4,650	152,241
Fulton Financial Corp. (Banks)	3,150	34,304
Gartner Group, Inc.* (Commercial Services)	2,700	139,077
Genesee & Wyoming, Inc.*—Class A (Transportation)	750	63,435
Gentex Corp. (Electronics)	4,050	77,477
Global Payments, Inc. (Commercial Services)	1,200	59,112
Graco, Inc. (Machinery-Diversified)	1,800	102,960
Green Mountain Coffee Roasters, Inc.* (Beverages)	2,250	102,443
Greenhill & Co., Inc. (Diversified Financial Services)	450	26,505
Hanesbrands, Inc.* (Apparel)	2,850	106,818
Henry Schein, Inc.* (Healthcare-Products)	1,500	129,510
Herman Miller, Inc. (Office Furnishings)	750	18,525
Highwoods Properties, Inc. (REIT)	1,350	48,600
HMS Holdings Corp.* (Commercial Services)	2,550	69,513
HollyFrontier Corp. (Oil & Gas)	5,850	305,486
Hologic, Inc.* (Healthcare-Products)	4,050	96,552
Home Properties, Inc. (REIT)	600	36,882
HSN, Inc. (Retail)	1,050	62,580
Hubbell, Inc.—Class B (Electrical Components & Equipment)	900	81,945
IDEX Corp. (Machinery-Diversified)	1,650	82,319
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,500	142,815
Ingredion, Inc. (Food)	2,250	148,658
Integrated Device Technology, Inc.* (Semiconductors)	2,250	16,268
InterDigital, Inc. (Telecommunications)	1,200	52,068
Itron, Inc.* (Electronics)	1,050	48,710

See accompanying notes to the financial statements.

58 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
ITT Corp. (Miscellaneous Manufacturing)	1,350	$34,668
J.B. Hunt Transport Services, Inc. (Transportation)	2,550	171,538
Jack Henry & Associates, Inc. (Computers)	1,500	62,220
Jarden Corp.* (Household Products/Wares)	2,100	123,563
Jefferies Group, Inc. (Diversified Financial Services)	3,600	71,748
Jones Lang LaSalle, Inc. (Real Estate)	1,200	110,568
Kansas City Southern Industries, Inc. (Transportation)	1,950	181,564
KB Home (Home Builders)	2,250	42,908
Kirby Corp.* (Transportation)	900	63,585
Lamar Advertising Co.*—Class A (Advertising)	1,650	70,356
Lancaster Colony Corp. (Food)	300	21,438
Landstar System, Inc. (Transportation)	750	42,780
Lender Processing Services, Inc. (Commercial Services)	1,200	28,848
Lennox International, Inc. (Building Materials)	1,350	77,639
Life Time Fitness, Inc.* (Leisure Time)	600	30,438
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,400	129,432
LKQ Corp.* (Distribution/Wholesale)	8,550	191,435
Louisiana-Pacific Corp.* (Building Materials)	3,900	75,777
M.D.C. Holdings, Inc. (Home Builders)	1,050	41,286
Martin Marietta Materials (Building Materials)	600	59,238
Masimo Corp. (Healthcare-Products)	900	18,270
Mednax, Inc.* (Healthcare-Services)	750	64,170
Mentor Graphics Corp.* (Computers)	2,700	46,251
Mettler Toledo International, Inc.* (Electronics)	900	191,277
Micros Systems, Inc.* (Computers)	1,050	48,332
Mine Safety Appliances Co. (Environmental Control)	450	20,799
Mohawk Industries, Inc.* (Textiles)	1,050	106,743
MSC Industrial Direct Co.—Class A (Retail)	1,350	106,812
MSCI, Inc.*—Class A (Software)	2,100	70,854
National Instruments Corp. (Electronics)	2,700	76,680
National Retail Properties, Inc. (REIT)	1,500	48,030
NCR Corp.* (Computers)	3,000	83,310
NeuStar, Inc.* (Telecommunications)	1,950	88,023
NewMarket Corp. (Chemicals)	300	76,548
Nordson Corp. (Machinery-Diversified)	1,650	111,573
Northern Oil & Gas, Inc.* (Oil & Gas)	1,650	27,291
NVR, Inc.* (Home Builders)	150	154,448
Oceaneering International, Inc. (Oil & Gas Services)	1,800	113,777
Office Depot, Inc.* (Retail)	4,350	18,836
Oil States International, Inc.* (Oil & Gas Services)	900	69,822
OMEGA Healthcare Investors, Inc. (REIT)	3,150	80,514
Packaging Corp. of America (Packaging & Containers)	2,850	109,526
Panera Bread Co.*—Class A (Hotels, Restaurants & Leisure)	750	119,858
Patterson-UTI Energy, Inc. (Oil & Gas)	2,250	45,765
Plains Exploration & Production Co.* (Oil & Gas)	2,250	107,438
Plantronics, Inc. (Telecommunications)	750	30,840
PNM Resources, Inc. (Electric)	1,200	25,632
Polaris Industries, Inc. (Leisure Time)	1,800	156,762
Potlatch Corp. (REIT)	600	26,034
PTC, Inc.* (Software)	1,650	38,247
PVH Corp. (Retail)	2,100	249,627
Quicksilver Resources, Inc.* (Oil & Gas)	1,650	4,521
Rackspace Hosting, Inc.* (Internet)	3,150	237,352
Raymond James Financial Corp. (Diversified Financial Services)	1,800	80,334
Rayonier, Inc. (REIT)	2,100	113,064
Realty Income Corp. (REIT)	3,000	131,039
Regal-Beloit Corp. (Hand/Machine Tools)	750	55,620
Regency Centers Corp. (REIT)	1,500	74,745
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,100	365,274
ResMed, Inc. (Healthcare-Products)	4,050	177,389
RF Micro Devices, Inc.* (Telecommunications)	3,600	18,000
Riverbed Technology, Inc.* (Computers)	4,650	90,210
Rollins, Inc. (Commercial Services)	1,050	25,956
Rosetta Resources, Inc.* (Oil & Gas)	900	47,718
Royal Gold, Inc. (Mining)	1,800	134,406
RPM, Inc. (Chemicals)	1,800	56,178
SEI Investments Co. (Commercial Services)	2,250	60,660
Semtech Corp.* (Semiconductors)	1,950	58,812
Senior Housing Properties Trust (REIT)	2,700	65,043
Service Corp. International (Diversified Consumer Services)	6,150	91,820
Shaw Group, Inc.* (Engineering & Construction)	1,950	92,274
Signature Bank* (Banks)	1,350	99,805
Signet Jewelers, Ltd. (Retail)	1,050	65,709
Silgan Holdings, Inc. (Packaging & Containers)	750	32,175
Silicon Laboratories, Inc.* (Semiconductors)	600	26,184
Skyworks Solutions, Inc.* (Semiconductors)	5,550	132,867
SM Energy Co. (Oil & Gas)	1,050	61,068
Solarwinds, Inc.* (Software)	1,800	97,956
Solera Holdings, Inc. (Software)	1,200	65,772
Sotheby’s—Class A (Commercial Services)	1,350	48,492
SUPERVALU, Inc. (Food)	2,700	10,557
SVB Financial Group* (Banks)	1,350	89,600
Synopsys, Inc.* (Computers)	2,250	75,240
Synovus Financial Corp. (Banks)	22,500	58,050
Taubman Centers, Inc. (REIT)	1,050	85,575
Techne Corp. (Healthcare-Products)	600	43,008
Tempur-Pedic International, Inc.* (Home Furnishings)	1,050	40,908
Terex Corp.* (Machinery-Construction & Mining)	3,150	101,997
The Cheesecake Factory, Inc. (Retail)	750	24,870
The Cooper Cos., Inc. (Healthcare-Products)	1,350	136,823
The Corporate Executive Board Co. (Commercial Services)	600	30,066
The Macerich Co. (REIT)	1,650	98,538
The Timken Co. (Metal Fabricate/Hardware)	2,250	120,623
The Valspar Corp. (Chemicals)	2,400	159,071
The Warnaco Group, Inc.* (Apparel)	1,200	87,852
Thor Industries, Inc. (Home Builders)	1,200	50,496
Thoratec Corp.* (Healthcare-Products)	1,650	60,275
Tibco Software, Inc.* (Internet)	4,500	105,480
Toll Brothers, Inc.* (Home Builders)	4,350	162,907
Tootsie Roll Industries, Inc. (Food)	300	8,130
Tractor Supply Co. (Retail)	1,950	202,156
Trimble Navigation, Ltd.* (Electronics)	3,600	225,000
Triumph Group, Inc. (Aerospace/Defense)	900	63,333
Tupperware Corp. (Household Products/Wares)	900	68,580
tw telecom, Inc.* (Telecommunications)	4,350	120,191
UDR, Inc. (REIT)	3,000	71,670

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 59

Common Stocks, continued

	Shares	Value
Under Armour, Inc.*—Class A (Apparel)	2,250	$114,457
United Natural Foods, Inc.* (Food)	750	40,485
United Rentals, Inc.* (Commercial Services)	1,800	91,116
United Therapeutics Corp.* (Biotechnology)	1,350	72,752
Valmont Industries, Inc. (Metal Fabricate/Hardware)	600	87,432
ValueClick, Inc.* (Internet)	2,100	42,987
VeriFone Systems, Inc.* (Software)	1,500	52,080
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,150	275,397
Wabtec Corp. (Machinery-Diversified)	1,350	126,386
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	2,400	95,280
Washington Federal, Inc. (Savings & Loans)	3,000	52,770
Waste Connections, Inc. (Environmental Control)	1,800	64,836
Watsco, Inc. (Distribution/Wholesale)	450	33,908
Webster Financial Corp. (Banks)	1,200	26,700
Weingarten Realty Investors (REIT)	1,500	43,260
WEX, Inc.* (Commercial Services)	1,050	82,541
Williams-Sonoma, Inc. (Retail)	2,400	105,600
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,500	41,220
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	900	38,952
TOTAL COMMON STOCKS (Cost $14,149,866)		18,865,782

Repurchase Agreements(a) (0.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $80,000	$80,000	$80,000
TOTAL REPURCHASE AGREEMENTS (Cost $80,000)		80,000
TOTAL INVESTMENT SECURITIES (Cost $14,229,866)—100.4%		18,945,782
Net other assets (liabilities)—(0.4)%		(67,135)
NET ASSETS—100.0%		$18,878,647

*                                    Non-income producing security

(a)                            The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Mid-Cap Growth ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Advertising	$70,356	0.4%
Aerospace/Defense	217,803	1.2%
Airlines	89,954	0.5%
Apparel	399,472	2.1%
Banks	420,716	2.2%
Beverages	102,443	0.5%
Biotechnology	769,205	4.1%
Building Materials	364,895	1.9%
Chemicals	521,173	2.8%
Commercial Services	1,076,625	5.8%
Computers	518,395	2.7%
Distribution/Wholesale	225,343	1.2%
Diversified Consumer Services	91,820	0.5%
Diversified Financial Services	660,041	3.5%
Electric	25,632	0.1%
Electrical Components & Equipment	416,375	2.2%
Electronics	619,144	3.3%
Engineering & Construction	92,274	0.5%
Entertainment	142,212	0.7%
Environmental Control	169,020	0.9%
Food	273,620	1.5%
Hand/Machine Tools	185,052	1.0%
Healthcare-Products	804,642	4.2%
Healthcare-Services	124,209	0.7%
Home Builders	452,045	2.4%
Home Furnishings	40,908	0.2%
Hotels, Restaurants & Leisure	119,858	0.6%
Household Products/Wares	322,170	1.7%
Insurance	378,399	2.1%
Internet	708,832	3.9%
Iron/Steel	47,097	0.2%
Leisure Time	187,200	1.0%
Machinery-Construction & Mining	101,997	0.5%
Machinery-Diversified	462,190	2.4%
Media	149,513	0.8%
Metal Fabricate/Hardware	249,275	1.3%
Mining	166,829	0.9%
Miscellaneous Manufacturing	222,566	1.2%
Office Furnishings	18,525	0.1%
Oil & Gas	677,824	3.6%
Oil & Gas Services	308,226	1.6%
Packaging & Containers	141,701	0.8%
Pharmaceuticals	56,988	0.3%
Real Estate	110,568	0.6%
REIT	1,524,955	8.0%
Retail	1,749,958	9.3%
Savings & Loans	52,770	0.3%
Semiconductors	479,432	2.5%
Software	714,954	3.8%
Telecommunications	353,753	1.8%
Textiles	106,743	0.6%
Transportation	522,902	2.7%
Water	57,183	0.3%
Other**	12,865	NM
Total	$18,878,647	100.0%

**                             Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                            Not meaningful, amount is less than 0.05%.

REIT                       Real Estate Investment Trust

See accompanying notes to the financial statements.

60 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks (100.1%)

	Shares	Value
A.M. Castle & Co.* (Metal Fabricate/Hardware)	2,090	$35,217
AAON, Inc. (Building Materials)	1,330	30,244
AAR Corp. (Aerospace/Defense)	4,940	93,119
ABIOMED, Inc.* (Healthcare-Products)	1,710	23,855
ABM Industries, Inc. (Commercial Services)	6,270	137,438
Acadia Realty Trust (REIT)	2,660	69,532
Actuant Corp.—Class A (Miscellaneous Manufacturing)	2,850	84,018
Aegion Corp.* (Engineering & Construction)	2,660	62,563
Aerovironment, Inc.* (Aerospace/Defense)	2,470	53,476
Affymetrix, Inc.* (Healthcare-Products)	8,930	33,845
Agilysys, Inc.* (Computers)	950	8,085
AK Steel Holding Corp. (Iron/Steel)	10,260	41,040
Albany International Corp.—Class A (Machinery-Diversified)	3,610	90,467
ALLETE, Inc. (Electric)	4,370	201,631
Alliance One International, Inc.* (Agriculture)	10,260	37,141
Almost Family, Inc. (Healthcare-Services)	950	19,019
AMCOL International Corp. (Mining)	2,090	61,718
Amedisys, Inc.* (Healthcare-Services)	3,800	42,256
American Greetings Corp.—Class A (Household Products/Wares)	3,990	63,840
American Science & Engineering, Inc. (Electronics)	570	38,521
American States Water Co. (Water)	1,140	57,627
Amerisafe, Inc.* (Insurance)	2,280	65,299
AMN Healthcare Services, Inc.* (Commercial Services)	2,280	27,702
AmSurg Corp.* (Healthcare-Services)	3,990	124,528
Anixter International, Inc. (Telecommunications)	3,420	230,098
Apogee Enterprises, Inc. (Building Materials)	1,710	41,810
Applied Industrial Technologies, Inc. (Machinery-Diversified)	2,660	116,934
Approach Resources, Inc.* (Oil & Gas)	1,900	50,521
Arbitron, Inc. (Commercial Services)	1,710	80,199
Arkansas Best Corp. (Transportation)	3,040	31,981
Astec Industries, Inc. (Machinery-Construction & Mining)	2,660	93,951
Atlantic Tele-Network, Inc. (Telecommunications)	570	24,670
ATMI, Inc.* (Semiconductors)	2,090	42,657
Avid Technology, Inc.* (Software)	3,800	28,120
Avista Corp. (Electric)	7,410	191,623
B&G Foods, Inc.—Class A (Food)	2,470	78,299
Balchem Corp. (Chemicals)	1,710	63,954
Bank Mutual Corp. (Savings & Loans)	5,320	27,292
Banner Corp. (Banks)	2,280	68,856
Barnes Group, Inc. (Miscellaneous Manufacturing)	5,890	140,771
Basic Energy Services, Inc.* (Oil & Gas Services)	3,420	44,221
Bel Fuse, Inc.—Class B (Electronics)	1,330	24,778
Belden, Inc. (Electrical Components & Equipment)	2,470	118,930
Benchmark Electronics, Inc.* (Electronics)	7,030	123,446
Big 5 Sporting Goods Corp. (Retail)	2,090	28,988
Biglari Holdings, Inc.* (Consumer Services)	190	70,087
BJ’s Restaurants, Inc.* (Retail)	1,710	54,669
Black Box Corp. (Telecommunications)	2,090	48,969
Blackbaud, Inc. (Software)	2,850	71,022
Blue Nile, Inc.* (Internet)	570	19,089
Blyth, Inc. (Household Products/Wares)	1,330	18,633
Bottomline Technologies, Inc.* (Software)	2,090	60,777
Boyd Gaming Corp.* (Lodging)	7,030	49,281
Brady Corp.—Class A (Electronics)	3,420	119,324
Briggs & Stratton Corp. (Machinery-Diversified)	5,890	139,770
Bristow Group, Inc. (Transportation)	4,560	259,829
Brookline Bancorp, Inc. (Savings & Loans)	3,420	30,130
Brooks Automation, Inc. (Semiconductors)	8,360	78,250
Brown Shoe Co., Inc. (Retail)	2,660	45,858
Buckeye Technologies, Inc. (Forest Products & Paper)	4,940	142,025
Cabot Microelectronics Corp. (Semiconductors)	1,520	56,179
CACI International, Inc.*—Class A (Computers)	2,850	152,845
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	2,470	25,737
Calavo Growers, Inc. (Food)	950	23,665
Calgon Carbon Corp.* (Environmental Control)	4,370	70,095
Callaway Golf Co. (Leisure Time)	5,130	33,653
Cal-Maine Foods, Inc. (Food)	760	31,677
Capella Education Co.* (Commercial Services)	1,520	41,526
Cardtronics, Inc.* (Commercial Services)	2,470	63,948
Career Education Corp.* (Commercial Services)	6,460	22,352
Carrizo Oil & Gas, Inc.* (Oil & Gas)	2,090	44,893
Casey’s General Stores, Inc. (Retail)	4,750	259,968
Cash America International, Inc. (Retail)	3,610	172,955
Cbeyond, Inc.* (Telecommunications)	3,800	33,439
CDI Corp. (Commercial Services)	1,710	29,104
CEC Entertainment, Inc. (Retail)	2,090	68,886
Cedar Realty Trust, Inc. (REIT)	3,800	20,938
Centene Corp.* (Healthcare-Services)	6,460	278,813
Central Garden & Pet Co.*—Class A (Household Products/Wares)	5,130	49,351
Century Aluminum Co.* (Mining)	6,460	55,621
CEVA, Inc.* (Semiconductors)	1,710	25,958
CH Energy Group, Inc. (Electric)	1,140	74,100
Checkpoint Systems, Inc.* (Electronics)	5,130	61,868
Chemed Corp. (Commercial Services)	950	71,773
Christopher & Banks Corp.* (Retail)	2,090	12,958
CIBER, Inc.* (Computers)	8,360	28,257
CIRCOR International, Inc. (Metal Fabricate/Hardware)	2,090	86,735
City Holding Co. (Banks)	1,140	43,081
Clearwater Paper Corp.* (Forest Products & Paper)	2,850	129,134
Cloud Peak Energy, Inc.* (Coal)	7,600	133,076
Coherent, Inc. (Electronics)	1,140	63,167
Cohu, Inc. (Semiconductors)	2,850	29,868
Coldwater Creek, Inc.* (Retail)	1,140	4,321
Colonial Properties Trust (REIT)	6,270	137,376
Columbia Banking System, Inc. (Banks)	2,470	49,894
Comfort Systems USA, Inc. (Building Materials)	4,750	61,323
Community Bank System, Inc. (Banks)	4,940	140,296
Computer Programs & Systems, Inc. (Software)	570	29,988
comScore, Inc.* (Internet)	2,090	30,786
Comstock Resources, Inc.* (Oil & Gas)	3,420	49,898
Comtech Telecommunications Corp. (Telecommunications)	2,090	55,385
CONMED Corp. (Healthcare-Products)	3,610	106,025
Consolidated Graphics, Inc.* (Commercial Services)	950	34,799
Contango Oil & Gas Co. (Oil & Gas)	1,520	65,254
Corinthian Colleges, Inc.* (Commercial Services)	9,690	23,837

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 61

Common Stocks, continued

	Shares	Value
CorVel Corp.* (Commercial Services)	380	$17,404
Cousins Properties, Inc. (REIT)	5,510	49,039
Cracker Barrel Old Country Store, Inc. (Retail)	3,040	197,054
Crocs, Inc.* (Apparel)	4,370	64,938
Cross Country Healthcare, Inc.* (Commercial Services)	3,800	21,470
CryoLife, Inc. (Healthcare-Products)	1,900	12,198
CSG Systems International, Inc.* (Software)	1,900	35,777
CTS Corp. (Electronics)	4,180	41,591
Cubic Corp. (Aerospace/Defense)	1,140	53,580
Cubist Pharmaceuticals, Inc.* (Biotechnology)	3,230	139,019
Curtiss-Wright Corp. (Aerospace/Defense)	5,890	209,978
CVB Financial Corp. (Banks)	7,220	79,420
Daktronics, Inc. (Electronics)	2,850	33,801
Diamond Foods, Inc.* (Food)	2,850	40,698
DiamondRock Hospitality Co. (REIT)	24,510	223,531
Digi International, Inc.* (Software)	3,230	31,654
Digital Generation, Inc.* (Media)	1,520	15,215
Digital River, Inc.* (Internet)	4,370	63,452
Dime Community Bancshares, Inc. (Savings & Loans)	1,520	20,991
DineEquity, Inc.* (Retail)	1,140	83,516
Diodes, Inc.* (Semiconductors)	1,710	32,524
DSP Group, Inc.* (Semiconductors)	2,660	17,450
DTS, Inc.* (Home Furnishings)	1,520	29,032
Dycom Industries, Inc.* (Engineering & Construction)	3,990	83,710
E.W. Scripps Co.* (Media)	3,610	39,674
EastGroup Properties, Inc. (REIT)	1,710	95,828
Ebix, Inc. (Software)	2,090	34,151
El Paso Electric Co. (Electric)	4,940	166,429
Electro Scientific Industries, Inc. (Electronics)	1,520	16,416
EMCOR Group, Inc. (Engineering & Construction)	8,360	303,719
Emergent Biosolutions, Inc.* (Biotechnology)	3,230	51,842
Employers Holdings, Inc. (Insurance)	2,280	48,587
Encore Wire Corp. (Electrical Components & Equipment)	950	30,989
EnerSys* (Electrical Components & Equipment)	2,470	101,097
Engility Holdings, Inc.* (Engineering & Construction)	2,090	40,233
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,140	50,707
Enzo Biochem, Inc.* (Biotechnology)	1,710	4,942
EPIQ Systems, Inc. (Software)	3,990	49,237
EPR Properties (REIT)	5,890	276,005
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,710	70,401
Exponent, Inc.* (Engineering & Construction)	760	37,156
Exterran Holdings, Inc.* (Oil & Gas Services)	4,370	101,559
EZCORP, Inc.*—Class A (Retail)	5,700	126,540
FARO Technologies, Inc.* (Electronics)	950	31,550
Federal Signal Corp.* (Miscellaneous Manufacturing)	7,790	62,632
Fifth & Pacific Cos., Inc.* (Retail)	7,600	114,760
Financial Engines, Inc.* (Diversified Financial Services)	2,470	82,152
First BanCorp.* (Banks)	8,740	44,836
First Financial Bancorp (Banks)	7,410	113,299
First Financial Bankshares, Inc. (Banks)	1,710	70,213
First Midwest Bancorp, Inc. (Banks)	5,130	64,997
Forestar Group, Inc.* (Real Estate)	4,370	83,161
Forrester Research, Inc. (Commercial Services)	1,140	32,228
Forward Air Corp. (Transportation)	1,330	49,356
Franklin Street Properties Corp. (REIT)	9,120	118,560
Fred’s, Inc. (Retail)	4,180	55,260
G & K Services, Inc. (Textiles)	2,470	98,899
GenCorp, Inc.* (Aerospace/Defense)	2,850	30,581
General Communication, Inc.*—Class A (Telecommunications)	1,520	12,935
Genesco, Inc.* (Retail)	3,040	189,483
Gentiva Health Services, Inc.* (Healthcare-Services)	3,610	35,775
Getty Realty Corp. (REIT)	1,900	35,872
Gibraltar Industries, Inc.* (Building Materials)	3,610	62,706
Glacier Bancorp, Inc. (Banks)	5,510	85,846
Glatfelter (Forest Products & Paper)	5,320	98,846
Government Properties Income Trust (REIT)	3,420	84,987
Griffon Corp. (Miscellaneous Manufacturing)	5,700	67,260
Group 1 Automotive, Inc. (Retail)	2,660	180,188
GT Advanced Technologies, Inc.* (Semiconductors)	14,820	46,830
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,900	44,118
Hanmi Financial Corp.* (Banks)	3,990	65,636
Harmonic, Inc.* (Telecommunications)	14,440	75,521
Harte-Hanks, Inc. (Advertising)	5,510	45,127
Haverty Furniture Cos., Inc. (Retail)	1,330	23,940
Hawkins, Inc. (Chemicals)	760	29,655
Haynes International, Inc. (Metal Fabricate/Hardware)	1,520	77,702
Healthcare Realty Trust, Inc. (REIT)	4,940	125,871
Healthways, Inc.* (Healthcare-Services)	1,900	19,988
Heartland Express, Inc. (Transportation)	3,040	42,043
Heartland Payment Systems, Inc. (Commercial Services)	1,710	54,309
Heidrick & Struggles International, Inc. (Commercial Services)	2,090	33,043
Helen of Troy, Ltd.* (Household Products/Wares)	1,900	68,780
Higher One Holdings, Inc.* (Diversified Financial Services)	2,470	26,009
Hillenbrand, Inc. (Commercial Services)	4,370	108,158
Hi-Tech Pharmacal Co., Inc. (Pharmaceuticals)	1,330	48,678
Horace Mann Educators Corp. (Insurance)	4,940	107,396
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	3,990	146,872
Hot Topic, Inc. (Retail)	3,230	35,853
Hub Group, Inc.*—Class A (Transportation)	2,090	76,933
Iconix Brand Group, Inc.* (Apparel)	4,370	105,099
II-VI, Inc.* (Electronics)	2,470	42,039
Independent Bank Corp./MA (Banks)	1,710	52,993
Infinity Property & Casualty Corp. (Insurance)	1,520	90,394
Inland Real Estate Corp. (REIT)	4,940	44,855
Innophos Holdings, Inc. (Chemicals)	2,660	134,516
Insight Enterprises, Inc.* (Computers)	5,510	107,995
Insperity, Inc. (Commercial Services)	2,850	95,846
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	1,140	48,051
Interactive Brokers Group, Inc.—Class A (Diversified Financial Services)	5,130	73,359
Interface, Inc. (Office Furnishings)	2,660	44,635
Intermec, Inc.* (Machinery-Diversified)	3,230	31,912
Intevac, Inc.* (Machinery-Diversified)	2,850	11,999

See accompanying notes to the financial statements.

62 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Invacare Corp. (Healthcare-Products)	3,610	$56,785
Investment Technology Group, Inc.* (Diversified Financial Services)	4,750	48,070
ION Geophysical Corp.* (Oil & Gas Services)	8,360	56,848
IPC The Hospitalist Co.* (Healthcare-Services)	1,140	48,610
ITT Educational Services, Inc.* (Commercial Services)	2,090	35,196
J & J Snack Foods Corp. (Food)	760	51,794
j2 Global, Inc. (Computers)	2,280	72,550
Jack in the Box, Inc.* (Retail)	3,420	99,283
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	2,660	34,740
John Bean Technologies Corp. (Miscellaneous Manufacturing)	3,610	67,471
Jos. A. Bank Clothiers, Inc.* (Retail)	3,420	138,647
Kaiser Aluminum Corp. (Mining)	2,090	129,914
Kaman Corp. (Aerospace/Defense)	2,090	75,951
KapStone Paper & Packaging Corp. (Forest Products & Paper)	4,750	114,000
Kaydon Corp. (Metal Fabricate/Hardware)	2,660	65,968
Kelly Services, Inc.—Class A (Commercial Services)	3,420	54,515
Kilroy Realty Corp. (REIT)	4,940	246,506
Kindred Healthcare, Inc.* (Healthcare-Services)	6,650	71,687
Kirkland’s, Inc.* (Retail)	1,900	21,983
Kite Realty Group Trust (REIT)	9,120	55,176
Knight Transportation, Inc. (Transportation)	3,610	57,580
Kopin Corp.* (Semiconductors)	4,940	17,092
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,520	61,651
Korn/Ferry International* (Commercial Services)	6,080	104,454
Kraton Performance Polymers, Inc.* (Chemicals)	3,990	104,738
K-Swiss, Inc.*—Class A (Apparel)	3,040	14,318
Laclede Group, Inc. (Gas)	2,660	106,187
LaSalle Hotel Properties (REIT)	11,780	321,595
La-Z-Boy, Inc. (Home Furnishings)	2,660	41,602
Lexington Realty Trust (REIT)	11,020	121,220
LHC Group, Inc.* (Healthcare-Services)	1,900	40,584
Lincoln Educational Services Corp. (Commercial Services)	2,660	14,736
Lithia Motors, Inc.—Class A (Retail)	1,330	57,549
Live Nation, Inc.* (Commercial Services)	17,670	181,294
LogMeIn, Inc.* (Telecommunications)	1,900	43,130
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,520	62,928
LTC Properties, Inc. (REIT)	1,900	70,756
Lufkin Industries, Inc. (Oil & Gas Services)	2,090	121,032
Lumos Networks Corp. (Telecommunications)	950	9,225
Magellan Health Services, Inc.* (Healthcare-Services)	3,420	175,445
Maidenform Brands, Inc.* (Apparel)	3,040	59,006
Marcus Corp. (Lodging)	2,470	32,851
MarineMax, Inc.* (Retail)	3,040	35,507
Marriott Vacations Worldwide Corp.* (Entertainment)	1,520	67,458
Materion Corp. (Mining)	2,470	66,443
Matrix Service Co.* (Oil & Gas Services)	3,230	46,124
Meadowbrook Insurance Group, Inc. (Insurance)	5,890	36,930
Medical Properties Trust, Inc. (REIT)	9,120	122,664
Mercury Computer Systems, Inc.* (Computers)	3,990	29,327
Meridian Bioscience, Inc. (Healthcare-Products)	2,470	51,747
Merit Medical Systems, Inc.* (Healthcare-Products)	3,230	44,800
Methode Electronics, Inc. (Electronics)	4,370	42,039
Micrel, Inc. (Semiconductors)	3,040	31,646
MicroStrategy, Inc.*—Class A (Software)	570	57,154
Mid-America Apartment Communities, Inc. (REIT)	2,660	173,884
MKS Instruments, Inc. (Semiconductors)	3,420	95,076
Mobile Mini, Inc.* (Storage/Warehousing)	4,750	114,000
Molina Healthcare, Inc.* (Healthcare-Services)	3,800	109,098
Monarch Casino & Resort, Inc.* (Lodging)	1,140	11,810
Monotype Imaging Holdings, Inc. (Software)	1,900	34,352
Monro Muffler Brake, Inc. (Commercial Services)	2,090	75,700
Moog, Inc.*—Class A (Aerospace/Defense)	5,700	249,659
MTS Systems Corp. (Computers)	570	32,405
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,330	70,969
Myers Industries, Inc. (Miscellaneous Manufacturing)	2,090	30,890
Nash Finch Co. (Food)	1,520	31,570
National Financial Partners* (Diversified Financial Services)	4,940	86,993
National Presto Industries, Inc. (Aerospace/Defense)	570	41,810
Natus Medical, Inc.* (Healthcare-Products)	1,330	16,386
Navigant Consulting Co.* (Commercial Services)	6,460	74,484
NBT Bancorp, Inc. (Banks)	4,180	86,693
NCI Building Systems, Inc.* (Building Materials)	1,140	17,647
Neenah Paper, Inc. (Forest Products & Paper)	760	23,514
New Jersey Resources Corp. (Gas)	5,130	215,614
Newport Corp.* (Electronics)	4,750	68,495
Nolan Co.* (Media)	3,610	12,671
Northwest Bancshares, Inc. (Savings & Loans)	12,160	148,352
Northwest Natural Gas Co. (Gas)	3,420	155,336
NorthWestern Corp. (Electric)	4,750	175,703
NTELOS Holdings Corp. (Telecommunications)	1,900	24,567
Nutrisystem, Inc. (Internet)	3,610	32,599
NuVasive, Inc.* (Healthcare-Products)	5,510	94,937
OfficeMax, Inc. (Retail)	10,830	116,747
Old National Bancorp (Banks)	12,730	170,073
Olympic Steel, Inc. (Metal Fabricate/Hardware)	1,140	23,951
OM Group, Inc.* (Chemicals)	3,990	110,204
Omnicell, Inc.* (Software)	1,710	27,018
Oplink Communications, Inc.* (Telecommunications)	1,520	25,612
Orbital Sciences Corp.* (Aerospace/Defense)	7,410	108,927
Orion Marine Group, Inc.* (Engineering & Construction)	3,420	26,676
OSI Systems, Inc.* (Electronics)	760	41,390
Palomar Medical Technologies, Inc.* (Healthcare-Products)	1,330	12,994
Park Electrochemical Corp. (Electronics)	2,470	64,566
Parkway Properties, Inc. (REIT)	2,470	39,125
PC-Tel, Inc. (Internet)	1,140	8,459
PDC Energy, Inc.* (Oil & Gas)	2,280	84,428
Penn Virginia Corp. (Oil & Gas)	6,840	29,344
Pennsylvania REIT (REIT)	2,660	49,050
Pericom Semiconductor Corp.* (Semiconductors)	2,660	18,806
Perry Ellis International, Inc. (Apparel)	1,520	29,336

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 63

Common Stocks, continued

	Shares	Value
PetMed Express, Inc. (Retail)	1,330	$17,343
PetroQuest Energy, Inc.* (Oil & Gas)	3,230	16,602
PharMerica Corp.* (Pharmaceuticals)	3,610	52,273
Piedmont Natural Gas Co., Inc. (Gas)	9,120	289,652
Pinnacle Entertainment, Inc.* (Entertainment)	7,410	115,226
Pioneer Energy Services Corp.* (Oil & Gas Services)	7,790	59,048
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	760	29,435
Plexus Corp.* (Electronics)	4,370	111,522
Powell Industries, Inc.* (Electrical Components & Equipment)	1,140	51,585
Power Integrations, Inc. (Semiconductors)	1,900	71,060
ProAssurance Corp. (Insurance)	7,600	342,305
Progress Software Corp.* (Software)	4,750	111,483
Prospect Capital Corp. (Investment Companies)	9,880	111,446
Provident Financial Services, Inc. (Savings & Loans)	6,840	101,437
PS Business Parks, Inc. (REIT)	950	67,792
PSS World Medical, Inc.* (Healthcare-Products)	3,420	98,940
Quality Systems, Inc. (Software)	2,660	48,518
Quiksilver, Inc.* (Apparel)	15,580	101,893
QuinStreet, Inc.* (Internet)	3,230	18,217
RadiSys Corp.* (Computers)	2,850	11,115
Red Robin Gourmet Burgers, Inc.* (Retail)	1,710	63,219
Resources Connection, Inc. (Commercial Services)	2,090	25,519
RLI Corp. (Insurance)	2,090	144,231
Robbins & Myers, Inc. (Machinery-Diversified)	2,470	143,951
Rofin-Sinar Technologies, Inc.* (Electronics)	2,090	53,567
Rogers Corp.* (Electronics)	760	35,614
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	3,800	107,920
Rubicon Technology, Inc.* (Semiconductors)	2,090	14,045
Ruby Tuesday, Inc.* (Retail)	7,410	55,797
S&T Bancorp, Inc. (Banks)	3,800	70,072
Safety Insurance Group, Inc. (Insurance)	1,520	72,975
Sanderson Farms, Inc. (Food)	2,470	124,686
Saul Centers, Inc. (REIT)	570	24,368
ScanSource, Inc.* (Distribution/Wholesale)	3,420	99,385
Schulman (A.), Inc. (Chemicals)	3,610	116,062
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,280	92,887
SEACOR SMIT, Inc. (Oil & Gas Services)	2,470	224,695
Selective Insurance Group, Inc. (Insurance)	6,840	140,288
Seneca Foods Corp.*—Class A (Food)	950	28,510
Sigma Designs, Inc.* (Semiconductors)	2,660	14,204
Simmons First National Corp.—Class A (Banks)	2,090	53,358
Simpson Manufacturing Co., Inc. (Building Materials)	2,660	86,237
Skechers U.S.A., Inc.*—Class A (Apparel)	4,750	90,250
SkyWest, Inc. (Airlines)	6,460	81,654
Smith Corp. (Miscellaneous Manufacturing)	2,470	171,121
Snyders-Lance, Inc. (Food)	6,080	154,614
Sonic Automotive, Inc. (Retail)	4,560	110,671
Sonic Corp.* (Retail)	3,230	36,047
South Jersey Industries, Inc. (Gas)	3,990	216,577
Southwest Gas Corp. (Gas)	5,700	253,878
Sovran Self Storage, Inc. (REIT)	1,330	86,769
Spartan Motors, Inc. (Auto Parts & Equipment)	3,990	22,623
Spartan Stores, Inc. (Food)	2,660	43,198
Stage Stores, Inc. (Retail)	1,520	34,732
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,470	57,329
Standard Pacific Corp.* (Home Builders)	4,750	39,425
Stein Mart, Inc. (Retail)	3,420	28,865
Stepan Co. (Chemicals)	2,090	122,599
Sterling Bancorp (Banks)	3,800	36,442
Stewart Information Services Corp. (Insurance)	2,280	60,557
Stifel Financial Corp.* (Diversified Financial Services)	6,270	231,050
Stillwater Mining Co.* (Mining)	5,890	79,279
Stone Energy Corp.* (Oil & Gas)	6,270	141,075
STR Holdings, Inc.* (Miscellaneous Manufacturing)	4,750	10,118
Super Micro Computer, Inc.* (Computers)	3,230	39,987
Superior Industries International, Inc. (Auto Parts & Equipment)	1,520	30,810
Supertex, Inc. (Semiconductors)	1,330	25,430
SurModics, Inc.* (Healthcare-Products)	760	18,324
Susquehanna Bancshares, Inc. (Banks)	10,830	123,679
Swift Energy Co.* (Oil & Gas)	5,320	80,172
SWS Group, Inc.* (Diversified Financial Services)	3,610	23,790
Sykes Enterprises, Inc.* (Computers)	4,940	79,534
Symmetricom, Inc.* (Telecommunications)	2,280	12,289
Symmetry Medical, Inc.* (Healthcare-Products)	4,560	48,838
Synaptics, Inc.* (Computers)	2,660	93,313
Synchronoss Technologies, Inc.* (Software)	1,710	40,715
SYNNEX Corp.* (Software)	3,230	116,118
Take-Two Interactive Software, Inc.* (Software)	5,320	64,744
Tanger Factory Outlet Centers, Inc. (REIT)	5,130	181,705
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,850	194,541
TeleTech Holdings, Inc.* (Commercial Services)	2,850	53,295
Tennant Co. (Machinery-Diversified)	1,330	61,233
Tessera Technologies, Inc. (Semiconductors)	6,460	113,374
Tetra Tech, Inc.* (Environmental Control)	7,980	228,707
TETRA Technologies, Inc.* (Oil & Gas Services)	9,690	82,365
Texas Roadhouse, Inc. (Retail)	3,420	60,158
The Andersons, Inc. (Agriculture)	2,090	98,544
The Buckle, Inc. (Retail)	1,330	62,217
The Cato Corp.—Class A (Retail)	3,420	94,289
The Children’s Place Retail Stores, Inc.* (Retail)	3,040	151,514
The Ensign Group, Inc. (Healthcare-Services)	2,280	65,117
The Finish Line, Inc.—Class A (Retail)	6,460	120,414
The Men’s Wearhouse, Inc. (Retail)	6,080	184,528
The Navigators Group, Inc.* (Insurance)	1,330	72,126
The Pep Boys-Manny, Moe & Jack* (Retail)	6,650	74,015
Tompkins Financial Corp. (Banks)	1,520	62,183
Tower Group, Inc. (Insurance)	4,370	84,341
Tredegar Corp. (Miscellaneous Manufacturing)	1,140	26,003
TreeHouse Foods, Inc.* (Food)	4,560	241,360
TriQuint Semiconductor, Inc.* (Semiconductors)	20,900	109,725
True Religion Apparel, Inc. (Apparel)	3,040	72,078
TrueBlue, Inc.* (Commercial Services)	4,940	84,919
TrustCo Bank Corp. NY (Banks)	11,780	62,316
TTM Technologies, Inc.* (Electronics)	3,990	31,800
UIL Holdings Corp. (Electric)	6,270	233,306
UMB Financial Corp. (Banks)	2,280	100,936
Umpqua Holdings Corp. (Banks)	14,060	177,717
UniFirst Corp. (Textiles)	1,140	93,184
United Bankshares, Inc. (Banks)	5,700	145,293

See accompanying notes to the financial statements.

64 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
United Community Banks, Inc.* (Banks)	5,700	$59,793
United Fire Group, Inc. (Insurance)	2,660	61,685
United Online, Inc. (Internet)	11,400	75,696
United Stationers, Inc. (Distribution/Wholesale)	5,130	171,034
Universal Electronics, Inc.* (Home Furnishings)	1,900	36,290
Universal Forest Products, Inc. (Building Materials)	2,470	100,405
Universal Technical Institute, Inc. (Commercial Services)	2,660	30,058
UNS Energy Corp. (Electric)	5,130	232,338
Urstadt Biddle Properties—Class A (REIT)	1,710	34,610
USA Mobility, Inc. (Telecommunications)	2,660	30,750
Viad Corp. (Commercial Services)	2,470	68,962
ViaSat, Inc.* (Telecommunications)	3,040	116,766
Vicor Corp.* (Electrical Components & Equipment)	2,470	13,289
Virtusa Corp.* (Computers)	1,140	23,609
Volterra Semiconductor Corp.* (Semiconductors)	1,140	18,742
VOXX International Corp.* (Home Furnishings)	2,280	22,025
Watts Water Technologies, Inc.—Class A (Electronics)	3,420	157,662
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,890	56,956
WD-40 Co. (Household Products/Wares)	760	40,599
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,520	89,999
Wintrust Financial Corp. (Banks)	2,470	91,563
Wolverine World Wide, Inc. (Apparel)	2,660	114,380
World Acceptance Corp.* (Diversified Financial Services)	760	58,938
Zale Corp.* (Retail)	1,710	8,413
Zep, Inc. (Chemicals)	2,850	41,610
Zumiez, Inc.* (Retail)	950	20,045
TOTAL COMMON STOCKS (Cost $29,267,517)		33,794,930

Repurchase Agreements(a) (0.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $56,000	$56,000	$56,000
TOTAL REPURCHASE AGREEMENTS (Cost $56,000)		56,000
TOTAL INVESTMENT SECURITIES (Cost $29,323,517)—100.3%		33,850,930
Net other assets (liabilities)—(0.3)%		(86,534)
NET ASSETS—100.0%		$33,764,396

*                                    Non-income producing security

(a)                            The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Small-Cap Value ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Advertising	$45,127	0.1%
Aerospace/Defense	1,111,622	3.4%
Agriculture	135,685	0.4%
Airlines	81,654	0.2%
Apparel	651,298	1.9%
Auto Parts & Equipment	110,762	0.3%
Banks	2,119,485	6.3%
Biotechnology	195,803	0.6%
Building Materials	400,372	1.2%
Chemicals	723,338	2.1%
Coal	133,076	0.4%
Commercial Services	1,698,268	5.0%
Computers	679,022	2.0%
Consumer Services	70,087	0.2%
Distribution/Wholesale	270,419	0.8%
Diversified Financial Services	685,533	2.0%
Electric	1,275,130	3.8%
Electrical Components & Equipment	315,890	0.9%
Electronics	1,203,156	3.6%
Engineering & Construction	554,057	1.6%
Entertainment	182,684	0.5%
Environmental Control	298,802	0.9%
Food	850,071	2.5%
Forest Products & Paper	657,362	2.0%
Gas	1,237,244	3.6%
Healthcare-Products	757,724	2.2%
Healthcare-Services	1,030,920	3.1%
Home Builders	39,425	0.1%
Home Furnishings	128,949	0.4%
Household Products/Wares	241,203	0.7%
Insurance	1,327,114	3.9%
Internet	248,298	0.8%
Investment Companies	111,446	0.3%
Iron/Steel	41,040	0.1%
Leisure Time	33,653	0.1%
Lodging	93,942	0.3%
Machinery-Construction & Mining	93,951	0.3%
Machinery-Diversified	596,266	1.7%
Media	67,560	0.2%
Metal Fabricate/Hardware	468,462	1.4%
Mining	392,975	1.1%
Miscellaneous Manufacturing	905,971	2.7%
Office Furnishings	44,635	0.1%
Oil & Gas	562,187	1.7%
Oil & Gas Services	926,882	2.7%
Pharmaceuticals	100,951	0.3%
Real Estate	83,161	0.2%
REIT	2,877,614	8.7%
Retail	3,247,180	9.7%
Savings & Loans	328,202	0.9%
Semiconductors	858,916	2.6%
Software	840,828	2.5%
Storage/Warehousing	114,000	0.3%
Telecommunications	743,356	2.2%
Textiles	192,083	0.6%
Toys/Games/Hobbies	34,740	0.1%
Transportation	517,722	1.6%
Water	57,627	0.2%
Other**	(30,534)	(0.1)%
Total	$33,764,396	100.0%

**                             Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                       Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 65

Common Stocks (99.8%)

	Shares	Value
3D Systems Corp.* (Computers)	3,776	$218,443
AAON, Inc. (Building Materials)	708	16,100
Abaxis, Inc. (Healthcare-Products)	1,652	63,965
ABIOMED, Inc.* (Healthcare-Products)	1,888	26,338
Acadia Realty Trust (REIT)	2,360	61,690
Acorda Therapeutics, Inc.* (Biotechnology)	3,068	88,604
Actuant Corp.—Class A (Miscellaneous Manufacturing)	3,776	111,316
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,832	43,471
Aegion Corp.* (Engineering & Construction)	1,416	33,304
Agilysys, Inc.* (Computers)	472	4,017
Air Methods Corp. (Healthcare-Services)	2,832	123,815
AK Steel Holding Corp. (Iron/Steel)	4,248	16,992
Akorn, Inc.* (Pharmaceuticals)	5,192	67,964
Align Technology, Inc.* (Healthcare-Products)	5,664	177,624
Allegiant Travel Co. (Airlines)	1,180	87,875
AMCOL International Corp. (Mining)	708	20,907
American Public Education, Inc.* (Commercial Services)	1,416	54,558
American Science & Engineering, Inc. (Electronics)	236	15,949
American States Water Co. (Water)	944	47,719
American Vanguard Corp. (Chemicals)	1,888	64,003
AMN Healthcare Services, Inc.* (Commercial Services)	2,124	25,807
Analogic Corp. (Electronics)	944	71,923
Apogee Enterprises, Inc. (Building Materials)	1,180	28,851
Applied Industrial Technologies, Inc. (Machinery-Diversified)	1,652	72,622
Approach Resources, Inc.* (Oil & Gas)	1,416	37,651
Arbitron, Inc. (Commercial Services)	944	44,274
Arctic Cat, Inc.* (Leisure Time)	944	34,116
ArQule, Inc.* (Biotechnology)	4,484	11,345
Arris Group, Inc.* (Telecommunications)	8,968	148,152
Atlantic Tele-Network, Inc. (Telecommunications)	236	10,214
ATMI, Inc.* (Semiconductors)	1,180	24,084
AZZ, Inc. (Miscellaneous Manufacturing)	1,888	80,788
B&G Foods, Inc.—Class A (Food)	2,596	82,293
Badger Meter, Inc. (Electronics)	1,180	58,398
Balchem Corp. (Chemicals)	1,180	44,132
Bank of the Ozarks, Inc. (Banks)	2,360	85,715
BBCN Bancorp, Inc. (Banks)	6,136	74,184
Belden, Inc. (Electrical Components & Equipment)	1,888	90,907
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	1,888	52,430
BJ’s Restaurants, Inc.* (Retail)	944	30,180
Blackbaud, Inc. (Software)	1,652	41,168
Blucora, Inc.* (Internet)	3,068	45,590
Blue Nile, Inc.* (Internet)	472	15,807
Boston Beer Co., Inc.*—Class A (Beverages)	708	99,361
Boston Private Financial Holdings, Inc. (Banks)	6,136	56,758
Bottomline Technologies, Inc.* (Software)	1,652	48,040
Brady Corp.—Class A (Electronics)	1,416	49,404
Brookline Bancorp, Inc. (Savings & Loans)	3,304	29,108
Brown Shoe Co., Inc. (Retail)	1,416	24,412
Brunswick Corp. (Leisure Time)	7,080	256,013
Buffalo Wild Wings, Inc.* (Retail)	1,416	104,147
Cabot Microelectronics Corp. (Semiconductors)	944	34,890
Calavo Growers, Inc. (Food)	472	11,758
Calgon Carbon Corp.* (Environmental Control)	1,888	30,284
Callaway Golf Co. (Leisure Time)	2,360	15,482
Cal-Maine Foods, Inc. (Food)	708	29,509
Cambrex Corp.* (Biotechnology)	2,360	27,730
Cantel Medical Corp. (Healthcare-Products)	1,652	51,889
Cardtronics, Inc.* (Commercial Services)	1,888	48,880
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,652	35,486
Cedar Realty Trust, Inc. (REIT)	1,888	10,403
CEVA, Inc.* (Semiconductors)	708	10,747
CH Energy Group, Inc. (Electric)	472	30,680
Chemed Corp. (Commercial Services)	944	71,319
Christopher & Banks Corp.* (Retail)	1,652	10,242
Cincinnati Bell, Inc.* (Telecommunications)	15,576	73,986
Cirrus Logic, Inc.* (Semiconductors)	5,192	146,570
City Holding Co. (Banks)	472	17,837
Cognex Corp. (Machinery-Diversified)	3,068	121,677
Coherent, Inc. (Electronics)	1,180	65,384
Coinstar, Inc.* (Retail)	2,360	120,077
Coldwater Creek, Inc.* (Retail)	944	3,578
Colonial Properties Trust (REIT)	2,596	56,878
Columbia Banking System, Inc. (Banks)	1,652	33,370
CommVault Systems, Inc.* (Software)	3,304	253,517
Computer Programs & Systems, Inc. (Software)	472	24,832
comScore, Inc.* (Internet)	1,180	17,381
Comstock Resources, Inc.* (Oil & Gas)	1,416	20,659
CorVel Corp.* (Commercial Services)	236	10,809
Cousins Properties, Inc. (REIT)	3,776	33,606
Crocs, Inc.* (Apparel)	4,484	66,632
CryoLife, Inc. (Healthcare-Products)	708	4,545
CSG Systems International, Inc.* (Software)	1,416	26,663
Cubic Corp. (Aerospace/Defense)	472	22,184
Cubist Pharmaceuticals, Inc.* (Biotechnology)	3,068	132,047
CVB Financial Corp. (Banks)	2,360	25,960
Cyberonics, Inc.* (Healthcare-Products)	1,888	81,864
Cymer, Inc.* (Electronics)	2,360	243,009
Daktronics, Inc. (Electronics)	1,180	13,995
Darling International, Inc.* (Environmental Control)	9,204	155,271
DealerTrack Holdings, Inc.* (Internet)	3,304	104,341
Deltic Timber Corp. (Forest Products & Paper)	944	68,496
Dice Holdings, Inc.* (Internet)	4,012	37,753
Digital Generation, Inc.* (Media)	944	9,449
Dime Community Bancshares, Inc. (Savings & Loans)	1,180	16,296
DineEquity, Inc.* (Retail)	472	34,579
Diodes, Inc.* (Semiconductors)	1,652	31,421
Dorman Products, Inc. (Auto Parts & Equipment)	2,124	73,554
Drew Industries, Inc. (Building Materials)	1,416	51,854
DTS, Inc.* (Home Furnishings)	472	9,015
Eagle Materials, Inc. (Building Materials)	3,540	229,285
EastGroup Properties, Inc. (REIT)	1,180	66,127
Ebix, Inc. (Software)	1,180	19,281
eHealth, Inc.* (Insurance)	1,652	40,259
Electro Scientific Industries, Inc. (Electronics)	944	10,195
Electronics for Imaging, Inc.* (Computers)	3,540	80,074
Employers Holdings, Inc. (Insurance)	944	20,117
Encore Capital Group, Inc.* (Diversified Financial Services)	1,888	56,810
Encore Wire Corp. (Electrical Components & Equipment)	708	23,095
EnerSys* (Electrical Components & Equipment)	2,124	86,935

See accompanying notes to the financial statements.

66 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	944	$41,989
Entropic Communications, Inc.* (Semiconductors)	6,844	35,863
Enzo Biochem, Inc.* (Biotechnology)	1,416	4,092
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	944	38,864
Ethan Allen Interiors, Inc. (Home Furnishings)	2,124	61,405
Exar Corp.* (Semiconductors)	3,540	37,135
Exlservice Holdings, Inc.* (Commercial Services)	2,124	62,999
Exponent, Inc.* (Engineering & Construction)	472	23,076
Exterran Holdings, Inc.* (Oil & Gas Services)	2,360	54,846
F.N.B. Corp. (Banks)	10,856	125,821
FARO Technologies, Inc.* (Electronics)	708	23,513
FEI Co. (Electronics)	3,068	187,025
Fifth & Pacific Cos., Inc.* (Retail)	4,248	64,145
Financial Engines, Inc.* (Diversified Financial Services)	1,652	54,946
First Cash Financial Services, Inc.* (Retail)	2,124	113,230
First Commonwealth Financial Corp. (Banks)	8,024	56,730
First Financial Bankshares, Inc. (Banks)	1,180	48,451
First Midwest Bancorp, Inc. (Banks)	2,596	32,891
Forrester Research, Inc. (Commercial Services)	472	13,343
Forward Air Corp. (Transportation)	1,416	52,548
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,416	94,192
Fuller (H.B.) Co. (Chemicals)	4,012	156,790
GenCorp, Inc.* (Aerospace/Defense)	3,068	32,920
General Communication, Inc.*—Class A (Telecommunications)	1,652	14,059
Geospace Technologies Corp.* (Oil & Gas Services)	944	85,111
Getty Realty Corp. (REIT)	944	17,823
Glacier Bancorp, Inc. (Banks)	2,124	33,092
Globe Specialty Metals, Inc. (Mining)	4,956	75,133
Government Properties Income Trust (REIT)	1,180	29,323
Greatbatch, Inc.* (Healthcare-Products)	1,888	50,108
Gulfport Energy Corp.* (Oil & Gas)	4,720	194,795
Haemonetics Corp.* (Healthcare-Products)	4,012	168,263
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	2,596	74,583
Haverty Furniture Cos., Inc. (Retail)	708	12,744
Hawkins, Inc. (Chemicals)	236	9,209
Headwaters, Inc.* (Energy-Alternate Sources)	5,428	50,806
Healthcare Realty Trust, Inc. (REIT)	3,776	96,212
Healthcare Services Group, Inc. (Commercial Services)	5,192	125,387
HealthStream, Inc.* (Internet)	1,652	40,937
Healthways, Inc.* (Healthcare-Services)	1,416	14,896
Heartland Express, Inc. (Transportation)	1,652	22,847
Heartland Payment Systems, Inc. (Commercial Services)	1,888	59,963
Helen of Troy, Ltd.* (Household Products/Wares)	1,180	42,716
HFF, Inc.—Class A (Real Estate)	2,596	45,274
Hibbett Sports, Inc.* (Retail)	2,124	111,850
Higher One Holdings, Inc.* (Diversified Financial Services)	944	9,940
Hillenbrand, Inc. (Commercial Services)	2,124	52,569
Hittite Microwave Corp.* (Semiconductors)	2,124	130,371
Home Bancshares, Inc. (Banks)	1,888	65,551
Hot Topic, Inc. (Retail)	1,180	13,098
Hub Group, Inc.*—Class A (Transportation)	1,416	52,123
Iconix Brand Group, Inc.* (Apparel)	2,596	62,434
ICU Medical, Inc.* (Healthcare-Products)	944	57,065
iGATE Corp.* (Computers)	2,360	41,253
II-VI, Inc.* (Electronics)	2,596	44,184
Independent Bank Corp./MA (Banks)	708	21,941
Inland Real Estate Corp. (REIT)	3,068	27,857
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	708	29,842
Inter Parfums, Inc. (Cosmetics/Personal Care)	1,180	25,618
Interactive Intelligence Group, Inc.* (Software)	1,180	47,460
Interface, Inc. (Office Furnishings)	2,832	47,521
Intermec, Inc.* (Machinery-Diversified)	2,360	23,317
Interval Leisure Group, Inc. (Leisure Time)	3,068	60,746
ION Geophysical Corp.* (Oil & Gas Services)	4,248	28,886
IPC The Hospitalist Co.* (Healthcare-Services)	708	30,189
iRobot Corp.* (Machinery-Diversified)	2,124	48,597
Ixia* (Telecommunications)	4,012	76,187
J & J Snack Foods Corp. (Food)	708	48,250
j2 Global, Inc. (Computers)	1,888	60,076
Jack in the Box, Inc.* (Retail)	1,180	34,255
Kaman Corp. (Aerospace/Defense)	708	25,729
Kaydon Corp. (Metal Fabricate/Hardware)	944	23,411
Kilroy Realty Corp. (REIT)	2,832	141,317
Knight Transportation, Inc. (Transportation)	2,360	37,642
Kopin Corp.* (Semiconductors)	1,652	5,716
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	708	28,717
Kulicke & Soffa Industries, Inc.* (Semiconductors)	5,900	66,788
Landauer, Inc. (Commercial Services)	708	44,597
La-Z-Boy, Inc. (Home Furnishings)	2,360	36,910
Lexington Realty Trust (REIT)	4,956	54,516
Lindsay Manufacturing Co. (Machinery-Diversified)	944	87,830
Liquidity Services, Inc.* (Internet)	1,888	60,171
Lithia Motors, Inc.—Class A (Retail)	944	40,847
Littelfuse, Inc. (Electrical Components & Equipment)	1,652	105,745
LivePerson, Inc.* (Computers)	4,012	53,640
LogMeIn, Inc.* (Telecommunications)	708	16,072
LSB Industries, Inc.* (Miscellaneous Manufacturing)	472	19,541
LTC Properties, Inc. (REIT)	1,180	43,943
Lufkin Industries, Inc. (Oil & Gas Services)	1,416	82,001
Lumber Liquidators Holdings, Inc.* (Retail)	2,124	125,699
Luminex Corp.* (Healthcare-Products)	3,068	56,390
Lumos Networks Corp. (Telecommunications)	472	4,583
Lydall, Inc.* (Miscellaneous Manufacturing)	1,416	21,636
M/I Schottenstein Homes, Inc.* (Home Builders)	1,652	45,000
Manhattan Associates, Inc.* (Computers)	1,652	113,178
MarketAxess Holdings, Inc. (Diversified Financial Services)	2,832	107,078
Marriott Vacations Worldwide Corp.* (Entertainment)	1,180	52,368
MAXIMUS, Inc. (Commercial Services)	2,596	178,008
Measurement Specialties, Inc.* (Electronics)	1,180	41,654
Medical Properties Trust, Inc. (REIT)	4,956	66,658
Medidata Solutions, Inc.* (Software)	1,652	77,297
Medifast, Inc.* (Commercial Services)	1,180	28,945
Meridian Bioscience, Inc. (Healthcare-Products)	1,652	34,609
Merit Medical Systems, Inc.* (Healthcare-Products)	1,180	16,367

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 67

Common Stocks, continued

	Shares	Value
Meritage Homes Corp.* (Home Builders)	2,360	$104,406
Micrel, Inc. (Semiconductors)	1,652	17,197
Microsemi Corp.* (Semiconductors)	7,080	148,113
MicroStrategy, Inc.*—Class A (Software)	472	47,327
Mid-America Apartment Communities, Inc. (REIT)	1,652	107,991
MKS Instruments, Inc. (Semiconductors)	2,124	59,047
Momenta Pharmaceuticals, Inc.* (Biotechnology)	3,540	44,639
Monolithic Power Systems, Inc. (Semiconductors)	2,360	54,988
Monotype Imaging Holdings, Inc. (Software)	1,652	29,868
Monro Muffler Brake, Inc. (Commercial Services)	944	34,192
Movado Group, Inc. (Miscellaneous Manufacturing)	1,416	51,769
MTS Systems Corp. (Computers)	708	40,250
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,416	75,558
Multimedia Games Holding Co., Inc.* (Entertainment)	2,124	35,981
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	944	106,021
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,180	17,440
Nanometrics, Inc.* (Semiconductors)	1,652	25,788
National Penn Bancshares, Inc. (Banks)	9,440	92,040
Natus Medical, Inc.* (Healthcare-Products)	1,416	17,445
NCI Building Systems, Inc.* (Building Materials)	708	10,960
Neenah Paper, Inc. (Forest Products & Paper)	708	21,906
Neogen Corp.* (Pharmaceuticals)	1,652	76,801
NETGEAR, Inc.* (Telecommunications)	3,068	107,717
NetScout Systems, Inc.* (Computers)	2,832	73,717
NIC, Inc. (Internet)	4,484	73,090
Old Dominion Freight Line, Inc.* (Transportation)	5,428	202,356
Omnicell, Inc.* (Software)	1,652	26,101
On Assignment, Inc.* (Commercial Services)	3,304	80,783
OpenTable, Inc.* (Internet)	1,888	99,479
Oplink Communications, Inc.* (Telecommunications)	708	11,930
Oritani Financial Corp. (Savings & Loans)	3,068	46,450
OSI Systems, Inc.* (Electronics)	944	51,410
Oxford Industries, Inc. (Apparel)	1,180	58,268
PacWest Bancorp (Banks)	2,596	71,338
Palomar Medical Technologies, Inc.* (Healthcare-Products)	472	4,611
Papa John’s International, Inc.* (Retail)	1,416	79,438
PAREXEL International Corp.* (Commercial Services)	4,484	151,783
Parkway Properties, Inc. (REIT)	1,180	18,691
PC-Tel, Inc. (Internet)	708	5,253
PDC Energy, Inc.* (Oil & Gas)	944	34,956
Pennsylvania REIT (REIT)	2,360	43,518
Perficient, Inc.* (Internet)	2,596	31,048
PetMed Express, Inc. (Retail)	708	9,232
PetroQuest Energy, Inc.* (Oil & Gas)	2,360	12,130
Pinnacle Financial Partners, Inc.* (Banks)	2,596	55,736
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	708	27,421
PolyOne Corp. (Chemicals)	6,844	149,473
Pool Corp. (Distribution/Wholesale)	3,540	162,203
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	1,416	151,441
Post Properties, Inc. (REIT)	4,248	206,071
Power Integrations, Inc. (Semiconductors)	1,180	44,132
Prestige Brands Holdings, Inc.* (Household Products/Wares)	4,012	86,057
PrivateBancorp, Inc. (Banks)	4,956	85,095
Procera Networks, Inc.* (Software)	1,416	23,831
Progress Software Corp.* (Software)	1,888	44,311
Prospect Capital Corp. (Investment Companies)	8,024	90,511
PS Business Parks, Inc. (REIT)	708	50,523
PSS World Medical, Inc.* (Healthcare-Products)	1,652	47,792
Quaker Chemical Corp. (Chemicals)	944	53,968
Quality Systems, Inc. (Software)	1,416	25,828
Quanex Building Products Corp. (Building Materials)	2,832	58,509
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	4,484	114,252
Resources Connection, Inc. (Commercial Services)	1,888	23,052
Robbins & Myers, Inc. (Machinery-Diversified)	1,888	110,033
Rofin-Sinar Technologies, Inc.* (Electronics)	944	24,195
Rogers Corp.* (Electronics)	708	33,177
Rudolph Technologies, Inc.* (Semiconductors)	2,596	35,020
Rue21, Inc.* (Retail)	1,180	35,058
Ruth’s Hospitality Group, Inc.* (Retail)	2,832	21,976
Sabra Health Care REIT, Inc. (REIT)	2,832	71,055
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	4,012	192,175
Saul Centers, Inc. (REIT)	708	30,267
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	944	38,459
Select Comfort Corp.* (Home Furnishings)	4,484	98,738
SHFl Entertainment, Inc.* (Entertainment)	4,484	66,364
Sigma Designs, Inc.* (Semiconductors)	944	5,041
Simpson Manufacturing Co., Inc. (Building Materials)	1,416	45,907
Smith Corp. (Miscellaneous Manufacturing)	1,416	98,100
Sonic Corp.* (Retail)	2,124	23,704
Sourcefire, Inc.* (Internet)	2,360	100,536
Sovran Self Storage, Inc. (REIT)	1,416	92,380
Spectrum Pharmaceuticals, Inc. (Pharmaceuticals)	4,012	50,591
Stage Stores, Inc. (Retail)	1,652	37,748
Stamps.com, Inc.* (Internet)	1,180	31,848
Standard Pacific Corp.* (Home Builders)	5,664	47,011
Standex International Corp. (Miscellaneous Manufacturing)	944	53,478
Steven Madden, Ltd.* (Apparel)	3,304	152,249
Stillwater Mining Co.* (Mining)	5,428	73,061
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	1,416	71,890
SunCoke Energy, Inc.* (Coal)	5,428	89,996
Superior Industries International, Inc. (Auto Parts & Equipment)	944	19,135
SurModics, Inc.* (Healthcare-Products)	472	11,380
Susquehanna Bancshares, Inc. (Banks)	7,788	88,939
Symmetricom, Inc.* (Telecommunications)	1,652	8,904
Synaptics, Inc.* (Computers)	944	33,116
Synchronoss Technologies, Inc.* (Software)	944	22,477
Take-Two Interactive Software, Inc.* (Software)	3,776	45,954
Tanger Factory Outlet Centers, Inc. (REIT)	4,012	142,106
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,180	80,546
Tennant Co. (Machinery-Diversified)	708	32,596

See accompanying notes to the financial statements.

68 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Texas Capital Bancshares, Inc.* (Banks)	3,068	$127,015
Texas Industries, Inc.* (Building Materials)	1,652	93,900
Texas Roadhouse, Inc. (Retail)	2,360	41,512
The Buckle, Inc. (Retail)	1,416	66,240
The Geo Group, Inc. (Commercial Services)	5,664	184,760
The Hain Celestial Group, Inc.* (Food)	3,540	201,745
The Medicines Co.* (Biotechnology)	4,248	126,930
The Ryland Group, Inc. (Home Builders)	3,540	140,610
Toro Co. (Housewares)	4,484	197,431
Tredegar Corp. (Miscellaneous Manufacturing)	1,180	26,916
TTM Technologies, Inc.* (Electronics)	1,652	13,166
Tuesday Morning Corp.* (Retail)	3,304	27,754
Tyler Technologies, Inc.* (Software)	2,124	114,802
Ultratech Stepper, Inc.* (Semiconductors)	2,124	86,511
UMB Financial Corp. (Banks)	1,180	52,239
UniFirst Corp. (Textiles)	472	38,581
Universal Health Realty Income Trust (REIT)	944	52,043
Urstadt Biddle Properties—Class A (REIT)	944	19,107
VASCO Data Security International, Inc.* (Internet)	2,360	19,116
Veeco Instruments, Inc.* (Semiconductors)	3,068	96,489
ViaSat, Inc.* (Telecommunications)	1,180	45,324
ViewPoint Financial Group, Inc. (Savings & Loans)	2,832	59,896
ViroPharma, Inc.* (Pharmaceuticals)	5,192	138,419
Virtus Investment Partners, Inc.* (Diversified Financial Services)	472	70,332
Virtusa Corp.* (Computers)	944	19,550
Vitamin Shoppe, Inc.* (Retail)	2,360	144,148
Volterra Semiconductor Corp.* (Semiconductors)	1,180	19,399
WD-40 Co. (Household Products/Wares)	708	37,821
Websense, Inc.* (Internet)	2,832	41,432
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,652	97,815
Wilshire Bancorp, Inc.* (Banks)	4,956	30,430
Winnebago Industries, Inc.* (Home Builders)	2,124	39,761
Wintrust Financial Corp. (Banks)	1,416	52,491
Wolverine World Wide, Inc. (Apparel)	2,124	91,332
World Acceptance Corp.* (Diversified Financial Services)	472	36,604
XO Group, Inc.* (Internet)	1,888	18,163
Zale Corp.* (Retail)	944	4,644
Zumiez, Inc.* (Retail)	1,180	24,898
TOTAL COMMON STOCKS (Cost $18,062,801)		21,286,740

Repurchase Agreements(a) (0.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $81,000	$81,000	$81,000
TOTAL REPURCHASE AGREEMENTS (Cost $81,000)		81,000
TOTAL INVESTMENT SECURITIES (Cost $18,143,801)—100.2%		21,367,740
Net other assets (liabilities)—(0.2)%		(45,932)
NET ASSETS—100.0%		$21,321,808

*                                    Non-income producing security

(a)                            The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Small-Cap Growth ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Aerospace/Defense	$161,379	0.8%
Airlines	87,875	0.4%
Apparel	430,915	2.0%
Auto Parts & Equipment	92,689	0.4%
Banks	1,333,624	6.3%
Beverages	99,361	0.5%
Biotechnology	435,387	2.0%
Building Materials	535,366	2.5%
Chemicals	477,575	2.3%
Coal	89,996	0.4%
Commercial Services	1,296,028	6.1%
Computers	737,314	3.3%
Cosmetics/Personal Care	25,618	0.1%
Distribution/Wholesale	268,224	1.3%
Diversified Financial Services	514,572	2.4%
Electric	30,680	0.1%
Electrical Components & Equipment	350,153	1.6%
Electronics	946,581	4.4%
Energy-Alternate Sources	50,806	0.2%
Engineering & Construction	56,380	0.3%
Entertainment	154,713	0.8%
Environmental Control	185,555	0.8%
Food	373,555	1.7%
Forest Products & Paper	128,861	0.6%
Hand/Machine Tools	94,192	0.4%
Healthcare-Products	1,072,495	5.1%
Healthcare-Services	221,330	1.0%
Home Builders	376,788	1.8%
Home Furnishings	206,068	1.0%
Household Products/Wares	166,594	0.8%
Housewares	197,431	0.9%
Insurance	60,376	0.3%
Internet	741,945	3.4%
Investment Companies	90,511	0.4%
Iron/Steel	16,992	0.1%
Leisure Time	366,357	1.7%
Machinery-Diversified	496,672	2.3%
Media	9,449	NM
Metal Fabricate/Hardware	98,969	0.5%
Mining	169,101	0.8%
Miscellaneous Manufacturing	662,444	3.2%
Office Furnishings	47,521	0.2%
Oil & Gas	335,677	1.6%
Oil & Gas Services	250,844	1.2%
Pharmaceuticals	640,202	3.1%
Real Estate	45,274	0.2%
REIT	1,540,105	7.3%
Retail	1,359,435	6.3%
Savings & Loans	151,750	0.7%
Semiconductors	1,115,310	5.1%
Software	918,757	4.4%
Telecommunications	517,128	2.5%
Textiles	38,581	0.2%

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 69

	Value	% of Net Assets
Transportation	$367,516	1.7%
Water	47,719	0.3%
Other**	35,068	0.2%
Total	$21,321,808	100.0%

**                             Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                            Not meaningful, amount is less than 0.05%.

REIT                       Real Estate Investment Trust

See accompanying notes to the financial statements.

70 :: Europe 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks (100.4%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	26,356	$2,335,142
ArcelorMittal (Iron/Steel)	48,519	832,586
ARM Holdings PLCADR (Semiconductors)	68,286	2,803,823
ASML Holding N.V. (Semiconductors)	23,361	1,754,177
AstraZeneca PLCADR (Pharmaceuticals)	28,153	1,356,411
Banco Santander S.A.ADR (Banks)	240,199	1,964,828
Barclays PLCADR (Banks)	92,845	1,778,911
BHP Billiton PLCADR (Mining)	32,945	2,261,345
BP PLCADR (Oil & Gas)	44,925	2,000,061
Diageo PLCADR (Beverages)	9,584	1,143,371
Elan Corp. PLCADR (Pharmaceuticals)	88,652	931,733
Eni SpAADR (Oil & Gas)	32,945	1,644,944
GlaxoSmithKline PLCADR (Pharmaceuticals)	26,955	1,229,418
HSBC Holdings PLCADR (Banks)	56,905	3,235,619
ING Groep N.V.*ADR (Insurance)	149,750	1,509,480
Koninklijke Phillips Electronics N.V. (Electronics)	46,123	1,433,964
Nokia, Corp.ADR (Telecommunications)	145,557	570,583
Rio Tinto PLCADR (Mining)	37,737	2,131,008
Royal Dutch Shell PLCADR—A (Oil & Gas)	40,732	2,872,421
Sanofi-AventisADR (Pharmaceuticals)	40,732	1,982,834
SAP AGADR (Software)	28,153	2,309,109
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	13,777	1,379,628
Siemens AGADR (Miscellaneous Manufacturing)	19,168	2,099,279
Statoil ASAADR (Oil & Gas)	60,499	1,605,038
Telefonaktiebolaget LM EricssonADR (Telecommunications)	140,166	1,625,926
Telefonica S.A.ADR (Telecommunications)	91,647	1,316,051
Tenaris S.A.ADR (Metal Fabricate/Hardware)	31,747	1,335,596
Total S.A.ADR (Oil & Gas)	49,118	2,666,616
Unilever N.V. (Food)	44,925	1,818,564
Vodafone Group PLCADR (Telecommunications)	82,662	2,258,326
TOTAL COMMON STOCKS (Cost $49,936,268)		54,186,792

Repurchase Agreements(a) (NM)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $25,000	$25,000	$25,000
TOTAL REPURCHASE AGREEMENTS (Cost $25,000)		25,000
TOTAL INVESTMENT SECURITIES (Cost $49,961,268)—100.4%		54,211,792
Net other assets (liabilities)—(0.4)%		(206,402)
NET ASSETS—100.0%		$54,005,390

*                                    Non-income producing security

(a)                            The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                       American Depositary Receipt

NM                            Not meaningful, amount is less than 0.05%.

Europe 30 ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Banks	$6,979,358	13.0%
Beverages	3,478,513	6.4%
Electronics	1,433,964	2.7%
Food	1,818,564	3.4%
Insurance	1,509,480	2.8%
Iron/Steel	832,586	1.5%
Metal Fabricate/Hardware	1,335,596	2.5%
Mining	4,392,353	8.1%
Miscellaneous Manufacturing	2,099,279	3.9%
Oil & Gas	10,789,080	19.9%
Pharmaceuticals	6,880,024	12.8%
Semiconductors	4,558,000	8.4%
Software	2,309,109	4.3%
Telecommunications	5,770,886	10.7%
Other**	(181,402)	(0.4)%
Total	$54,005,390	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of January 31, 2013:

	Value	% of Net Assets
Belgium	$2,335,142	4.3%
Finland	570,583	1.1%
France	4,649,450	8.6%
Germany	4,408,388	8.2%
Ireland	2,311,361	4.3%
Italy	1,644,944	3.0%
Luxembourg	2,168,182	4.0%
Netherlands	9,388,606	17.4%
Norway	1,605,038	3.0%
Spain	3,280,879	6.1%
Sweden	1,625,926	3.0%
United Kingdom	20,198,293	37.4%
Other**	(181,402)	(0.4)%
Total	$54,005,390	100.0%

**                             Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 71

Common Stocks (49.9%)

	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.2%	1,683	$169,227
AbbVie, Inc. (Pharmaceuticals)	0.2%	4,257	156,189
Altria Group, Inc. (Agriculture)	0.3%	5,379	181,165
Amazon.com, Inc. (Internet)*	0.4%	957	254,083
Amgen, Inc. (Biotechnology)	0.3%	2,046	174,851
Apple Computer, Inc. (Computers)	1.7%	2,508	1,141,916
AT&T, Inc. (Telecommunications)	0.7%	15,114	525,815
Bank of America Corp. (Banks)	0.6%	28,677	324,624
Berkshire Hathaway, Inc., Class Class B (Insurance)*	0.8%	4,851	470,208
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.2%	4,389	158,618
Caterpillar, Inc. (Machinery- Construction & Mining)	0.3%	1,749	172,085
Chevron Corp. (Oil & Gas)	0.9%	5,214	600,392
Cisco Systems, Inc. (Telecommunications)	0.4%	14,124	290,531
Citigroup, Inc. (Banks)	0.6%	7,788	328,342
Coca-Cola Co. (Beverages)	0.6%	10,263	382,195
Comcast Corp., Class Class A (Media)	0.3%	7,062	268,922
ConocoPhillips (Oil & Gas)	0.3%	3,234	187,572
CVS Caremark Corp. (Retail)	0.2%	3,333	170,650
eBay, Inc. (Internet)*	0.2%	3,102	173,495
Exxon Mobil Corp. (Oil & Gas)	1.6%	12,144	1,092,597
General Electric Co. (Miscellaneous Manufacturing)	0.9%	27,918	622,014
Gilead Sciences, Inc. (Biotechnology)*	0.2%	4,026	158,826
Google, Inc., Class Class A (Internet)*	0.8%	693	523,694
Intel Corp. (Semiconductors)	0.5%	13,233	278,422
International Business Machines Corp. (Computers)	0.9%	2,838	576,312
J.P. Morgan Chase & Co. (Banks)	0.8%	10,131	476,665
Johnson & Johnson (Healthcare-Products)	0.9%	7,359	543,976
MasterCard, Inc., Class Class A (Commercial Services)	0.2%	297	153,965
McDonald’s Corp. (Retail)	0.5%	2,673	254,709
Merck & Co., Inc. (Pharmaceuticals)	0.6%	8,085	349,676
Microsoft Corp. (Software)	0.9%	20,163	553,877
Occidental Petroleum Corp. (Oil & Gas)	0.4%	2,145	189,339
Oracle Corp. (Software)	0.5%	9,999	355,063
PepsiCo, Inc. (Beverages)	0.4%	4,125	300,506
Pfizer, Inc. (Pharmaceuticals)	0.8%	19,602	534,743
Philip Morris International, Inc. (Agriculture)	0.4%	4,455	392,753
Procter & Gamble Co. (Cosmetics/Personal Care)	0.7%	7,260	545,661
Qualcomm, Inc. (Telecommunications)	0.5%	4,521	298,521
Schlumberger, Ltd. (Oil & Gas Services)	0.4%	3,531	275,594
The Goldman Sachs Group, Inc. (Banks)	0.2%	1,188	175,658
The Home Depot, Inc. (Retail)	0.5%	3,993	267,211
U.S. Bancorp (Banks)	0.2%	5,016	166,030
Union Pacific Corp. (Transportation)	0.3%	1,254	164,851
United Technologies Corp. (Aerospace/Defense)	0.2%	2,244	196,508
Verizon Communications, Inc. (Telecommunications)	0.5%	7,590	331,000
Visa, Inc., Class Class A (Commercial Services)	0.4%	1,386	218,863
Wal-Mart Stores, Inc. (Retail)	0.5%	4,455	311,626
Walt Disney Co. (Media)	0.4%	4,719	254,261
Wells Fargo & Co. (Banks)	0.7%	13,035	454,009
Other Common Stocks	23.9%	443,803	18,468,739
TOTAL COMMON STOCKS (Cost $21,060,110)			35,616,549

Repurchase Agreements(a)(b) (39.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $28,008,046	$28,008,000	$28,008,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,008,000)		28,008,000
TOTAL INVESTMENT SECURITIES (Cost $49,068,110)—89.1%		63,624,549
Net other assets (liabilities)—10.9%		7,792,651
NET ASSETS—100.0%		$71,417,200

*                                    Non-income producing security

(a)                            A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $11,060,000.

(b)                            The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 3/18/13 (Underlying notional amount at value $8,817,550)	118	$337,843

See accompanying notes to the financial statements.

72 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P 500 ETF	$20,995,510	$(14,175)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	22,515,134	(23,313)
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P 500 ETF	22,475,992	(17,305)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	32,614,566	(54,084)
		$(108,877)

UltraBull ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Advertising	$51,603	0.1%
Aerospace/Defense	584,003	0.8%
Agriculture	700,231	1.0%
Airlines	22,196	NM
Apparel	203,721	0.2%
Auto Components	30,619	NM
Auto Manufacturers	174,679	0.3%
Auto Parts & Equipment	87,541	0.1%
Banks	2,639,326	3.9%
Beverages	836,402	1.1%
Biotechnology	622,086	0.9%
Building Materials	17,599	NM
Chemicals	901,305	1.3%
Coal	36,875	0.1%
Commercial Services	662,517	0.8%
Computers	2,350,104	3.3%
Cosmetics/Personal Care	731,032	0.9%
Distribution/Wholesale	115,129	0.2%
Diversified Financial Services	642,621	0.9%
Electric	1,090,736	1.6%
Electrical Components & Equipment	188,972	0.3%
Electronics	244,672	0.3%
Energy-Alternate Sources	4,650	NM
Engineering & Construction	43,688	0.1%
Entertainment	10,651	NM
Environmental Control	89,071	0.1%
Food	681,637	1.0%
Forest Products & Paper	82,993	0.1%
Gas	102,228	0.1%
Hand/Machine Tools	48,863	NM
Healthcare-Products	1,215,430	1.7%
Healthcare-Services	423,207	0.6%
Holding Companies-Diversified	13,438	NM
Home Builders	54,258	0.1%
Home Furnishings	30,234	NM
Household Products/Wares	133,152	0.2%
Housewares	17,821	NM
Insurance	1,465,358	2.3%
Internet	1,247,379	1.7%
Iron/Steel	71,271	0.1%
Leisure Time	77,137	0.1%
Lodging	103,877	0.1%
Machinery-Construction & Mining	190,846	0.3%
Machinery-Diversified	250,280	0.3%
Media	1,225,100	1.7%
Metal Fabricate/Hardware	72,626	0.1%
Mining	190,030	0.2%
Miscellaneous Manufacturing	1,323,480	1.8%
Office/Business Equipment	34,570	NM
Oil & Gas	3,211,938	4.4%
Oil & Gas Services	582,587	0.8%
Packaging & Containers	47,144	0.1%
Pharmaceuticals	1,968,346	2.8%
Pipelines	199,829	0.3%
Real Estate	17,091	NM
REIT	749,473	1.1%
Retail	2,252,580	3.3%
Savings & Loans	22,096	NM
Semiconductors	698,025	1.0%
Software	1,303,086	1.8%
Telecommunications	1,794,632	2.6%
Textiles	12,551	NM
Toys/Games/Hobbies	45,869	0.1%
Transportation	574,058	0.8%
Other**	35,800,651	50.1%
Total	$71,417,200	100.0%

**                             Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                            Not meaningful, amount is less than 0.05%.

REIT                       Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 73

Common Stocks (47.0%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	1,485	$44,030
ACI Worldwide, Inc.* (Software)	825	39,221
Acuity Brands, Inc. (Electrical Components & Equipment)	990	68,112
Acxiom Corp.* (Software)	1,650	29,255
ADTRAN, Inc. (Telecommunications)	1,320	26,664
Advance Auto Parts, Inc. (Retail)	1,650	121,307
Advent Software, Inc.* (Software)	660	16,269
Aecom Technology Corp.* (Engineering & Construction)	2,310	59,067
Aeropostale, Inc.* (Retail)	1,650	22,325
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,155	166,238
AGCO Corp.* (Machinery-Diversified)	2,145	113,686
Alaska Air Group, Inc.* (Airlines)	1,485	68,503
Albemarle Corp. (Chemicals)	1,980	121,393
Alexander & Baldwin, Inc.* (Real Estate)	990	33,264
Alexandria Real Estate Equities, Inc. (REIT)	1,320	95,700
Alleghany Corp.* (Insurance)	330	118,995
Alliance Data Systems Corp.* (Commercial Services)	1,155	182,028
Alliant Energy Corp. (Electric)	2,475	113,454
Alliant Techsystems, Inc. (Aerospace/Defense)	660	42,715
Allscripts Healthcare Solutions, Inc.* (Software)	3,795	42,049
Alpha Natural Resources, Inc.* (Coal)	4,785	42,396
AMC Networks, Inc.*—Class A (Media)	1,320	75,200
American Campus Communities, Inc. (REIT)	2,310	107,577
American Eagle Outfitters, Inc. (Retail)	3,960	80,032
American Financial Group, Inc. (Insurance)	1,650	70,224
Ametek, Inc. (Electrical Components & Equipment)	5,280	216,427
ANN, Inc.* (Retail)	990	30,532
ANSYS, Inc.* (Software)	1,980	145,727
AOL, Inc. (Internet)	1,815	55,630
Apollo Investment Corp. (Investment Companies)	4,455	40,095
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,485	76,522
Aqua America, Inc. (Water)	3,135	85,366
Arch Coal, Inc. (Coal)	4,620	32,894
Arrow Electronics, Inc.* (Electronics)	2,310	88,750
Arthur J. Gallagher & Co. (Insurance)	2,640	97,548
Ascena Retail Group, Inc.* (Retail)	2,805	47,545
Ashland, Inc. (Chemicals)	1,650	129,541
Aspen Insurance Holdings, Ltd. (Insurance)	1,485	50,653
Associated Banc-Corp. (Banks)	3,795	54,155
Astoria Financial Corp. (Savings & Loans)	1,815	17,678
Atmel Corp.* (Semiconductors)	9,570	64,119
Atmos Energy Corp. (Gas)	1,980	73,973
Atwood Oceanics, Inc.* (Oil & Gas)	1,320	69,656
Avnet, Inc.* (Electronics)	2,970	105,019
Bally Technologies, Inc.* (Entertainment)	825	39,731
BancorpSouth, Inc. (Banks)	1,815	26,318
Bank of Hawaii Corp. (Banks)	990	47,609
Barnes & Noble, Inc.* (Retail)	825	11,006
BE Aerospace, Inc.* (Aerospace/Defense)	2,310	118,943
Bill Barrett Corp.* (Oil & Gas)	990	15,810
BioMed Realty Trust, Inc. (REIT)	3,300	67,155
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	495	56,326
Black Hills Corp. (Electric)	990	39,947
Bob Evans Farms, Inc. (Retail)	660	29,218
BRE Properties, Inc.—Class A (REIT)	1,650	83,952
Brinker International, Inc. (Retail)	1,650	54,021
Broadridge Financial Solutions, Inc. (Software)	2,640	62,225
Brown & Brown, Inc. (Insurance)	2,640	72,178
Cabela’s, Inc.* (Retail)	990	51,104
Cabot Corp. (Chemicals)	1,320	49,408
Cadence Design Systems, Inc.* (Computers)	6,105	85,043
Camden Property Trust (REIT)	1,815	125,943
CARBO Ceramics, Inc. (Oil & Gas Services)	495	39,654
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,320	84,678
Carpenter Technology Corp. (Iron/Steel)	990	51,807
Carter’s, Inc.* (Apparel)	1,155	69,566
Cathay Bancorp, Inc. (Banks)	1,650	32,027
CBOE Holdings, Inc. (Diversified Financial Services)	1,980	67,082
Charles River Laboratories International, Inc.* (Biotechnology)	990	40,907
Chico’s FAS, Inc. (Retail)	3,630	65,086
Church & Dwight, Inc. (Household Products/Wares)	3,135	181,172
Ciena Corp.* (Telecommunications)	2,145	33,591
Cimarex Energy Co. (Oil & Gas)	1,815	115,906
Cinemark Holdings, Inc. (Entertainment)	2,310	65,003
City National Corp. (Banks)	990	52,430
Clarcor, Inc. (Miscellaneous Manufacturing)	1,155	58,281
Clean Harbors, Inc.* (Environmental Control)	1,155	64,206
Cleco Corp. (Electric)	1,320	56,430
Commerce Bancshares, Inc. (Banks)	1,650	61,958
Commercial Metals Co. (Metal Fabricate/Hardware)	2,475	41,209
Community Health Systems, Inc. (Healthcare-Services)	1,980	75,893
Compass Minerals International, Inc. (Mining)	660	47,553
Compuware Corp.* (Software)	4,620	53,684
Concur Technologies, Inc.* (Software)	990	66,231
Convergys Corp. (Commercial Services)	2,310	39,316
Con-way, Inc. (Transportation)	1,155	36,244
Copart, Inc.* (Retail)	2,310	82,952
CoreLogic, Inc.* (Commercial Services)	2,145	56,285
Corporate Office Properties Trust (REIT)	1,815	48,025
Corrections Corp. of America (Commercial Services)	2,145	81,274
Covance, Inc.* (Healthcare-Services)	1,155	77,050
Crane Co. (Miscellaneous Manufacturing)	990	49,777
Cree, Inc.* (Semiconductors)	2,475	106,796
Cullen/Frost Bankers, Inc. (Banks)	1,320	77,734
Cypress Semiconductor Corp. (Semiconductors)	2,805	28,807
Cytec Industries, Inc. (Chemicals)	990	72,567
Deckers Outdoor Corp.* (Apparel)	825	32,959
Deluxe Corp. (Commercial Services)	1,155	42,492
DeVry, Inc. (Commercial Services)	1,320	33,224
Dick’s Sporting Goods, Inc. (Retail)	2,145	102,081
Diebold, Inc. (Computers)	1,320	38,861
Domtar Corp. (Forest Products & Paper)	825	68,665
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,970	111,701
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	1,650	28,727

See accompanying notes to the financial statements.

74 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,650	$100,733
Dril-Quip, Inc.* (Oil & Gas Services)	825	66,899
DST Systems, Inc. (Computers)	660	44,180
Duke Realty Corp. (REIT)	6,765	104,249
East West Bancorp, Inc. (Banks)	3,135	73,516
Eaton Vance Corp. (Diversified Financial Services)	2,475	89,595
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,475	78,359
Energen Corp. (Oil & Gas)	1,650	79,431
Energizer Holdings, Inc. (Electrical Components & Equipment)	1,320	114,853
Equinix, Inc.* (Internet)	990	213,276
Equity One, Inc. (REIT)	1,320	29,845
Essex Property Trust, Inc. (REIT)	825	126,869
Esterline Technologies Corp.* (Aerospace/Defense)	660	43,817
Everest Re Group, Ltd. (Insurance)	1,155	133,760
Exelis, Inc. (Aerospace/Defense)	4,125	45,334
Extra Space Storage, Inc. (REIT)	2,310	92,030
FactSet Research Systems, Inc. (Media)	825	76,329
Fair Isaac Corp. (Software)	825	37,183
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,805	41,430
Federal Realty Investment Trust (REIT)	1,485	157,187
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,980	46,847
Fidelity National Title Group, Inc.—Class A (Insurance)	4,620	115,961
First American Financial Corp. (Insurance)	2,310	55,186
First Niagara Financial Group, Inc. (Savings & Loans)	7,755	60,799
FirstMerit Corp. (Banks)	2,475	37,694
Flowers Foods, Inc. (Food)	2,475	66,527
Foot Locker, Inc. (Retail)	3,300	113,355
Forest Oil Corp.* (Oil & Gas)	2,640	18,374
Fortune Brands Home & Security, Inc.* (Building Materials)	3,630	118,846
FTI Consulting, Inc.* (Commercial Services)	825	26,813
Fulton Financial Corp. (Banks)	4,290	46,718
Gardner Denver, Inc. (Machinery-Diversified)	1,155	81,277
Gartner Group, Inc.* (Commercial Services)	1,980	101,990
GATX Corp. (Trucking & Leasing)	990	46,877
General Cable Corp.* (Electrical Components & Equipment)	1,155	38,831
Genesee & Wyoming, Inc.*—Class A (Transportation)	990	83,734
Gentex Corp. (Electronics)	3,135	59,973
Global Payments, Inc. (Commercial Services)	1,650	81,279
Graco, Inc. (Machinery-Diversified)	1,320	75,504
Granite Construction, Inc. (Engineering & Construction)	825	29,997
Great Plains Energy, Inc. (Electric)	3,300	70,620
Green Mountain Coffee Roasters, Inc.* (Beverages)	2,640	120,199
Greenhill & Co., Inc. (Diversified Financial Services)	495	29,156
Greif, Inc.—Class A (Packaging & Containers)	660	31,007
GUESS?, Inc. (Retail)	1,320	35,759
Hancock Holding Co. (Banks)	1,815	54,849
Hanesbrands, Inc.* (Apparel)	2,145	80,394
Hanover Insurance Group, Inc. (Insurance)	990	41,144
Harris Teeter Supermarkets, Inc. (Food)	1,155	47,921
Harsco Corp. (Miscellaneous Manufacturing)	1,815	46,264
Hawaiian Electric Industries, Inc. (Electric)	2,145	57,851
HCC Insurance Holdings, Inc. (Insurance)	2,145	82,969
Health Management Associates, Inc.*— Class A (Healthcare-Services)	5,610	58,568
Health Net, Inc.* (Healthcare-Services)	1,815	49,368
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,145	50,879
Henry Schein, Inc.* (Healthcare-Products)	1,980	170,952
Herman Miller, Inc. (Office Furnishings)	1,320	32,604
Highwoods Properties, Inc. (REIT)	1,650	59,400
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,320	43,798
Hillshire Brands Co. (Food)	2,640	81,787
HMS Holdings Corp.* (Commercial Services)	1,980	53,975
HNI Corp. (Office Furnishings)	990	31,254
HollyFrontier Corp. (Oil & Gas)	4,455	232,640
Hologic, Inc.* (Healthcare-Products)	5,775	137,675
Home Properties, Inc. (REIT)	1,155	70,998
Hospitality Properties Trust (REIT)	2,640	66,581
HSN, Inc. (Retail)	825	49,170
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,155	105,163
Huntington Ingalls Industries, Inc. (Shipbuilding)	1,155	51,167
IDACORP, Inc. (Electric)	1,155	53,604
IDEX Corp. (Machinery-Diversified)	1,815	90,550
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,155	109,968
Informatica Corp.* (Software)	2,310	85,492
Ingram Micro, Inc.*—Class A (Distribution/Wholesale)	3,300	59,994
Ingredion, Inc. (Food)	1,650	109,016
Integrated Device Technology, Inc.* (Semiconductors)	3,135	22,666
InterDigital, Inc. (Telecommunications)	825	35,797
International Bancshares Corp. (Banks)	1,155	22,580
International Rectifier Corp.* (Semiconductors)	1,485	28,943
International Speedway Corp.—Class A (Entertainment)	495	13,568
Intersil Corp.—Class A (Semiconductors)	2,805	24,263
Intrepid Potash, Inc. (Chemicals)	1,155	26,912
Itron, Inc.* (Electronics)	825	38,272
ITT Corp. (Miscellaneous Manufacturing)	1,980	50,846
J.B. Hunt Transport Services, Inc. (Transportation)	1,980	133,194
Jack Henry & Associates, Inc. (Computers)	1,815	75,286
Janus Capital Group, Inc. (Diversified Financial Services)	4,125	38,363
Jarden Corp.* (Household Products/Wares)	1,650	97,086
Jefferies Group, Inc. (Diversified Financial Services)	2,805	55,904
JetBlue Airways Corp.* (Airlines)	4,950	28,760
John Wiley & Sons, Inc. (Media)	990	37,917
Jones Lang LaSalle, Inc. (Real Estate)	990	91,219
Kansas City Southern Industries, Inc. (Transportation)	2,475	230,446
KB Home (Home Builders)	1,650	31,466
KBR, Inc. (Engineering & Construction)	3,300	103,026
Kemper Corp. (Insurance)	1,155	38,473
Kennametal, Inc. (Hand/Machine Tools)	1,815	74,433

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 75

Common Stocks, continued

	Shares	Value
Kirby Corp.* (Transportation)	1,155	$81,601
Lamar Advertising Co.*—Class A (Advertising)	1,155	49,249
Lancaster Colony Corp. (Food)	495	35,373
Landstar System, Inc. (Transportation)	990	56,470
Lender Processing Services, Inc. (Commercial Services)	1,815	43,633
Lennox International, Inc. (Building Materials)	990	56,935
Lexmark International, Inc.—Class A (Computers)	1,485	35,729
Liberty Property Trust (REIT)	2,640	103,409
Life Time Fitness, Inc.* (Leisure Time)	825	41,852
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,155	50,485
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,815	97,884
LKQ Corp.* (Distribution/Wholesale)	6,435	144,080
Louisiana-Pacific Corp.* (Building Materials)	2,970	57,707
M.D.C. Holdings, Inc. (Home Builders)	825	32,439
Mack-Cali Realty Corp. (REIT)	1,815	49,314
Manpower, Inc. (Commercial Services)	1,650	84,975
ManTech International Corp.—Class A (Software)	495	12,212
Martin Marietta Materials (Building Materials)	990	97,743
Masimo Corp. (Healthcare-Products)	1,155	23,447
Matson, Inc. (Transportation)	990	27,136
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	660	21,622
MDU Resources Group, Inc. (Electric)	4,125	96,195
Mednax, Inc.* (Healthcare-Services)	1,155	98,822
MEMC Electronic Materials, Inc.* (Semiconductors)	5,115	21,278
Mentor Graphics Corp.* (Computers)	2,145	36,744
Mercury General Corp. (Insurance)	825	32,670
Meredith Corp. (Media)	825	29,915
Mettler Toledo International, Inc.* (Electronics)	660	140,270
Micros Systems, Inc.* (Computers)	1,815	83,544
Mine Safety Appliances Co. (Environmental Control)	660	30,505
Minerals Technologies, Inc. (Chemicals)	825	34,130
Mohawk Industries, Inc.* (Textiles)	1,320	134,191
Monster Worldwide, Inc.* (Commercial Services)	2,640	15,312
MSC Industrial Direct Co.—Class A (Retail)	990	78,329
MSCI, Inc.*—Class A (Software)	2,640	89,074
National Fuel Gas Co. (Gas)	1,815	98,736
National Instruments Corp. (Electronics)	2,145	60,918
National Retail Properties, Inc. (REIT)	2,475	79,250
NCR Corp.* (Computers)	3,465	96,223
NeuStar, Inc.* (Telecommunications)	1,485	67,032
New York Community Bancorp (Savings & Loans)	9,570	127,760
NewMarket Corp. (Chemicals)	165	42,101
Nordson Corp. (Machinery-Diversified)	1,155	78,101
Northern Oil & Gas, Inc.* (Oil & Gas)	1,320	21,833
NV Energy, Inc. (Electric)	5,115	96,827
NVR, Inc.* (Home Builders)	165	169,893
Oceaneering International, Inc. (Oil & Gas Services)	2,310	146,015
Office Depot, Inc.* (Retail)	6,270	27,149
OGE Energy Corp. (Electric)	2,145	125,933
Oil States International, Inc.* (Oil & Gas Services)	1,155	89,605
Old Republic International Corp. (Insurance)	5,280	60,192
Olin Corp. (Chemicals)	1,815	42,217
OMEGA Healthcare Investors, Inc. (REIT)	2,475	63,261
Omnicare, Inc. (Pharmaceuticals)	2,475	96,401
Oshkosh Truck Corp.* (Auto Manufacturers)	1,980	77,576
Owens & Minor, Inc. (Distribution/Wholesale)	1,320	40,405
Packaging Corp. of America (Packaging & Containers)	2,145	82,432
Panera Bread Co.*—Class A (Hotels, Restaurants & Leisure)	660	105,475
Patterson-UTI Energy, Inc. (Oil & Gas)	3,300	67,122
Plains Exploration & Production Co.* (Oil & Gas)	2,805	133,939
Plantronics, Inc. (Telecommunications)	990	40,709
PNM Resources, Inc. (Electric)	1,815	38,768
Polaris Industries, Inc. (Leisure Time)	1,485	129,329
Polycom, Inc.* (Telecommunications)	3,795	41,859
Post Holdings, Inc.* (Food)	660	25,073
Potlatch Corp. (REIT)	825	35,797
Prosperity Bancshares, Inc. (Banks)	990	44,659
Protective Life Corp. (Insurance)	1,650	52,206
PTC, Inc.* (Software)	2,640	61,195
PVH Corp. (Retail)	1,485	176,521
QLogic Corp.* (Semiconductors)	1,980	22,869
Questar Corp. (Gas)	3,795	88,158
Quicksilver Resources, Inc.* (Oil & Gas)	2,640	7,234
R.R. Donnelley & Sons Co. (Commercial Services)	3,960	36,432
Rackspace Hosting, Inc.* (Internet)	2,475	186,491
Raymond James Financial Corp. (Diversified Financial Services)	2,475	110,458
Rayonier, Inc. (REIT)	2,640	142,138
Realty Income Corp. (REIT)	3,960	172,972
Regal-Beloit Corp. (Hand/Machine Tools)	990	73,418
Regency Centers Corp. (REIT)	1,980	98,663
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,650	287,001
Regis Corp. (Retail)	1,320	23,430
Reinsurance Group of America, Inc. (Insurance)	1,650	94,694
Reliance Steel & Aluminum Co. (Iron/Steel)	1,650	106,788
Rent-A-Center, Inc. (Commercial Services)	1,320	47,098
ResMed, Inc. (Healthcare-Products)	3,135	137,312
RF Micro Devices, Inc.* (Telecommunications)	6,105	30,525
Riverbed Technology, Inc.* (Computers)	3,465	67,221
Rock-Tenn Co.—Class A (Packaging & Containers)	1,485	117,240
Rollins, Inc. (Commercial Services)	1,485	36,709
Rosetta Resources, Inc.* (Oil & Gas)	1,155	61,238
Rovi Corp.* (Semiconductors)	2,310	39,940
Royal Gold, Inc. (Mining)	1,485	110,885
RPM, Inc. (Chemicals)	2,970	92,694
Saks, Inc.* (Retail)	2,145	23,187
Scholastic Corp. (Media)	495	14,682
Scientific Games Corp.*—Class A (Entertainment)	1,155	10,268
SEI Investments Co. (Commercial Services)	2,970	80,071
Semtech Corp.* (Semiconductors)	1,485	44,788
Senior Housing Properties Trust (REIT)	4,125	99,371
Sensient Technologies Corp. (Chemicals)	1,155	44,006
Service Corp. International (Diversified Consumer Services)	4,620	68,977
Shaw Group, Inc.* (Engineering & Construction)	1,485	70,270
Signature Bank* (Banks)	990	73,191
Signet Jewelers, Ltd. (Retail)	1,815	113,582

See accompanying notes to the financial statements.

76 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Silgan Holdings, Inc. (Packaging & Containers)	1,155	$49,550
Silicon Laboratories, Inc.* (Semiconductors)	825	36,003
Skyworks Solutions, Inc.* (Semiconductors)	4,290	102,703
SL Green Realty Corp. (REIT)	1,980	159,152
SM Energy Co. (Oil & Gas)	1,485	86,368
Smithfield Foods, Inc.* (Food)	2,805	65,385
Solarwinds, Inc.* (Software)	1,320	71,835
Solera Holdings, Inc. (Software)	1,485	81,393
Sonoco Products Co. (Packaging & Containers)	2,145	66,474
Sotheby’s—Class A (Commercial Services)	1,485	53,341
SPX Corp. (Miscellaneous Manufacturing)	1,155	86,198
StanCorp Financial Group, Inc. (Insurance)	990	38,501
Steel Dynamics, Inc. (Iron/Steel)	4,785	72,780
STERIS Corp. (Healthcare-Products)	1,320	49,804
Strayer Education, Inc. (Commercial Services)	330	18,777
Superior Energy Services, Inc.* (Oil & Gas Services)	3,465	86,521
SUPERVALU, Inc. (Food)	4,620	18,064
SVB Financial Group* (Banks)	990	65,706
Synopsys, Inc.* (Computers)	3,300	110,353
Synovus Financial Corp. (Banks)	17,160	44,273
Taubman Centers, Inc. (REIT)	1,320	107,580
TCF Financial Corp. (Banks)	3,630	49,586
Tech Data Corp.* (Electronics)	825	42,001
Techne Corp. (Healthcare-Products)	825	59,136
Teleflex, Inc. (Healthcare-Products)	825	61,875
Telephone & Data Systems, Inc. (Telecommunications)	2,145	54,247
Tellabs, Inc. (Telecommunications)	7,590	17,305
Tempur-Pedic International, Inc.* (Home Furnishings)	1,320	51,427
Terex Corp.* (Machinery-Construction & Mining)	2,475	80,141
The Brink’s Co. (Miscellaneous Manufacturing)	990	29,522
The Cheesecake Factory, Inc. (Retail)	1,155	38,300
The Cooper Cos., Inc. (Healthcare-Products)	990	100,337
The Corporate Executive Board Co. (Commercial Services)	660	33,073
The Macerich Co. (REIT)	2,970	177,367
The New York Times Co.*—Class A (Media)	2,640	23,390
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	825	36,069
The Timken Co. (Metal Fabricate/Hardware)	1,815	97,303
The Valspar Corp. (Chemicals)	1,815	120,298
The Warnaco Group, Inc.* (Apparel)	825	60,398
The Wendy’s Co. (Retail)	6,105	31,380
Thor Industries, Inc. (Home Builders)	990	41,659
Thoratec Corp.* (Healthcare-Products)	1,320	48,220
Tibco Software, Inc.* (Internet)	3,465	81,220
Tidewater, Inc. (Transportation)	1,155	56,791
Toll Brothers, Inc.* (Home Builders)	3,300	123,585
Tootsie Roll Industries, Inc. (Food)	495	13,415
Towers Watson & Co.—Class A (Commercial Services)	1,320	80,626
Tractor Supply Co. (Retail)	1,485	153,949
Trimble Navigation, Ltd.* (Electronics)	2,805	175,312
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,650	65,505
Triumph Group, Inc. (Aerospace/Defense)	1,155	81,277
Trustmark Corp. (Banks)	1,485	34,348
Tupperware Corp. (Household Products/Wares)	1,155	88,011
tw telecom, Inc.* (Telecommunications)	3,300	91,179
UDR, Inc. (REIT)	5,445	130,081
UGI Corp. (Gas)	2,475	87,219
Under Armour, Inc.*—Class A (Apparel)	1,650	83,935
Unit Corp.* (Oil & Gas)	990	47,649
United Natural Foods, Inc.* (Food)	1,155	62,347
United Rentals, Inc.* (Commercial Services)	1,980	100,227
United Therapeutics Corp.* (Biotechnology)	990	53,351
Universal Corp. (Agriculture)	495	26,918
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,980	112,148
URS Corp. (Engineering & Construction)	1,650	68,442
UTI Worldwide, Inc. (Transportation)	2,310	34,096
Valassis Communications, Inc. (Commercial Services)	825	23,150
Valley National Bancorp (Banks)	4,290	41,999
Valmont Industries, Inc. (Metal Fabricate/ Hardware)	495	72,131
ValueClick, Inc.* (Internet)	1,485	30,398
VCA Antech, Inc.* (Pharmaceuticals)	1,980	42,768
Vectren Corp. (Gas)	1,815	57,281
VeriFone Systems, Inc.* (Software)	2,310	80,203
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,785	214,272
Vishay Intertechnology, Inc.* (Electronics)	2,805	30,827
W.R. Berkley Corp. (Insurance)	2,475	101,896
Wabtec Corp. (Machinery-Diversified)	990	92,684
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,815	72,056
Washington Federal, Inc. (Savings & Loans)	2,310	40,633
Waste Connections, Inc. (Environmental Control)	2,640	95,093
Watsco, Inc. (Distribution/Wholesale)	660	49,731
Webster Financial Corp. (Banks)	1,815	40,384
Weingarten Realty Investors (REIT)	2,475	71,379
WellCare Health Plans, Inc.* (Healthcare-Services)	990	50,203
Werner Enterprises, Inc. (Transportation)	990	23,384
Westamerica Bancorp (Banks)	660	29,317
Westar Energy, Inc. (Electric)	2,805	84,346
WEX, Inc.* (Commercial Services)	825	64,853
WGL Holdings, Inc. (Gas)	1,155	48,429
Williams-Sonoma, Inc. (Retail)	1,815	79,860
WMS Industries, Inc.* (Leisure Time)	1,155	28,586
Woodward, Inc. (Electronics)	1,320	50,701
World Fuel Services Corp. (Retail)	1,650	71,132
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,155	31,739
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	1,155	49,988
TOTAL COMMON STOCKS (Cost $18,453,488)		28,010,611

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 77

Repurchase Agreements(a)(b) (51.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $30,705,050	$30,705,000	$30,705,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,705,000)		30,705,000
TOTAL INVESTMENT SECURITIES (Cost $49,158,488)—98.6%		58,715,611
Net other assets (liabilities)—1.4%		806,628
NET ASSETS—100.0%		$59,522,239

*                                    Non-income producing security

(a)                            A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $11,133,000.

(b)                            The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 3/18/13 (Underlying notional amount at value $6,111,840)	56	$363,698

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P MidCap 400 ETF	$22,232,458	$(54,002)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	18,521,248	(23,753)
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P MidCap 400 ETF	15,127,263	(36,934)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	28,877,654	469
		$(114,220)

UltraMid-Cap ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Advertising	$49,249	0.1%
Aerospace/Defense	332,086	0.6%
Agriculture	26,918	NM
Airlines	97,263	0.2%
Apparel	327,252	0.5%
Auto Manufacturers	77,576	0.1%
Banks	1,011,051	1.7%
Beverages	120,199	0.2%
Biotechnology	651,857	1.1%
Building Materials	331,231	0.6%
Chemicals	775,267	1.2%
Coal	75,290	0.1%
Commercial Services	1,460,983	2.5%
Computers	673,184	1.1%
Distribution/Wholesale	294,210	0.5%
Diversified Consumer Services	68,977	0.1%
Diversified Financial Services	675,699	1.1%
Electric	833,975	1.4%
Electrical Components & Equipment	543,386	0.9%
Electronics	792,043	1.3%
Engineering & Construction	330,802	0.6%
Entertainment	157,297	0.3%
Environmental Control	189,804	0.3%
Food	524,908	0.9%
Forest Products & Paper	68,665	0.1%
Gas	453,796	0.8%
Hand/Machine Tools	245,735	0.4%
Healthcare-Products	942,524	1.5%
Healthcare-Services	572,537	1.0%
Home Builders	399,042	0.7%
Home Furnishings	51,427	0.1%
Hotels, Restaurants & Leisure	105,475	0.2%
Household Products/Wares	402,338	0.7%
Insurance	1,257,250	2.2%
Internet	567,015	1.0%
Investment Companies	40,095	0.1%
Iron/Steel	231,375	0.4%
Leisure Time	199,767	0.3%
Machinery-Construction & Mining	80,141	0.1%
Machinery-Diversified	581,790	1.0%
Media	257,433	0.4%
Metal Fabricate/Hardware	242,382	0.4%
Mining	158,438	0.3%
Miscellaneous Manufacturing	680,916	1.1%
Office Furnishings	63,858	0.1%
Oil & Gas	957,200	1.6%
Oil & Gas Services	580,306	1.0%
Packaging & Containers	346,703	0.6%
Pharmaceuticals	217,528	0.4%
Real Estate	124,483	0.3%
REIT	2,725,245	4.5%
Retail	1,712,312	3.0%
Savings & Loans	246,870	0.4%
Semiconductors	584,605	1.0%
Shipbuilding	51,167	0.1%
Software	973,248	1.5%
Telecommunications	438,908	0.8%
Textiles	134,191	0.2%
Transportation	763,096	1.1%
Trucking & Leasing	46,877	0.1%
Water	85,366	0.1%
Other**	31,511,628	53.0%
Total	$59,522,239	100.0%

**                             Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                            Not meaningful, amount is less than 0.05%.

REIT                       Real Estate Investment Trust

See accompanying notes to the financial statements.

78 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks (44.8%)

	Percentage of Net Assets	Shares	Value
Acuity Brands, Inc. (Electrical Components & Equipment)	0.1%	990	$68,113
Alaska Air Group, Inc. (Airlines)*	0.2%	1,650	76,114
Alkermes PLC (Pharmaceuticals)*	0.2%	3,300	76,065
ALLETE, Inc. (Electric)	0.1%	1,485	68,518
Alterra Capital Holdings, Ltd. (Insurance)	0.1%	2,145	65,358
Aspen Technology, Inc. (Software)*	0.1%	2,310	70,685
Black Hills Corp. (Electric)	0.1%	1,980	79,893
Brunswick Corp. (Leisure Time)	0.1%	1,815	65,630
Cabela’s, Inc. (Retail)*	0.2%	1,320	68,137
Cathay Bancorp, Inc. (Banks)	0.2%	3,630	70,458
Clarcor, Inc. (Miscellaneous Manufacturing)	0.1%	1,320	66,607
CommVault Systems, Inc. (Software)*	0.2%	990	75,962
Cymer, Inc. (Electronics)*	0.2%	660	67,960
Deluxe Corp. (Commercial Services)	0.1%	1,980	72,844
Domino’s Pizza, Inc. (Retail)	0.0%	1,485	69,156
Dril-Quip, Inc. (Oil & Gas Services)*	0.1%	825	66,899
Eagle Materials, Inc. (Building Materials)	0.1%	990	64,122
El Paso Electric Co. (Electric)	0.1%	1,980	66,706
EMCOR Group, Inc. (Engineering & Construction)	0.2%	1,815	65,938
EPR Properties (REIT)	0.2%	1,485	69,586
First American Financial Corp. (Insurance)	0.1%	3,135	74,895
Fuller (H.B.) Co. (Chemicals)	0.2%	1,650	64,481
Genesee & Wyoming, Inc., Class Class A (Transportation)*	0.1%	990	83,735
Hancock Holding Co. (Banks)	0.2%	2,145	64,822
Helix Energy Solutions Group, Inc. (Oil & Gas Services)*	0.1%	2,805	66,535
Hexcel Corp. (Miscellaneous Manufacturing)*	0.1%	2,475	66,305
Hillenbrand, Inc. (Commercial Services)	0.2%	2,640	65,339
MAXIMUS, Inc. (Commercial Services)	0.1%	990	67,883
Oasis Petroleum, Inc. (Oil & Gas)*	0.2%	1,815	65,123
Ocwen Financial Corp. (Diversified Financial Services)*	0.3%	3,135	122,170
OMEGA Healthcare Investors, Inc. (REIT)	0.1%	2,970	75,912
Pharmacyclics, Inc. (Pharmaceuticals)*	0.2%	1,320	91,515
Platinum Underwriters Holdings, Ltd. (Insurance)	0.1%	1,320	64,323
PNM Resources, Inc. (Electric)	0.1%	3,300	70,488
Portland General Electric Co. (Electric)	0.1%	2,310	66,343
Primerica, Inc. (Insurance)	0.2%	2,805	92,227
Prosperity Bancshares, Inc. (Banks)	0.2%	1,815	81,875
PTC, Inc. (Software)*	0.2%	2,805	65,020
RLJ Lodging Trust (REIT)	0.1%	3,300	69,003
Robbins & Myers, Inc. (Machinery-Diversified)	0.0%	1,155	67,314
Smith Corp. (Miscellaneous Manufacturing)	0.2%	1,650	114,312
Spectrum Brands Holdings, Inc. (Household Products/Wares)	0.1%	1,485	75,200
Starwood Property Trust, Inc. (REIT)	0.2%	3,300	84,611
Susquehanna Bancshares, Inc. (Banks)	0.2%	5,610	64,066
Tetra Tech, Inc. (Environmental Control)*	0.1%	2,475	70,933
The Geo Group, Inc. (Commercial Services)	0.0%	2,640	86,117
The Warnaco Group, Inc. (Apparel)*	0.1%	990	72,477
United Natural Foods, Inc. (Food)*	0.2%	1,320	71,253
WEX, Inc. (Commercial Services)*	0.2%	1,155	90,794
Other Common Stocks	37.9%	1,509,255	25,931,145
TOTAL COMMON STOCKS (Cost $22,656,066)			29,540,967

Repurchase Agreements(a)(b) (54.9%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $36,217,059	$36,217,000	$36,217,000
TOTAL REPURCHASE AGREEMENTS (Cost $36,217,000)		36,217,000
TOTAL INVESTMENT SECURITIES (Cost $58,873,066)—99.7%		65,757,967
Net other assets (liabilities)—0.3%		211,381
NET ASSETS—100.0%		$65,969,348

*                                    Non-income producing security

(a)                            A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $12,907,000.

(b)                            The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 79

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 3/18/13 (Underlying notional amount at value $9,092,020)	101	$265,778

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the iShares Russell 2000 ETF	$28,472,467	$(113,874)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	18,857,679	(79,560)
Equity Index Swap Agreement with UBS AG, based on the iShares Russell 2000 ETF	22,539,266	(90,051)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	22,950,610	(111,755)
		$(395,240)

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Advertising	$11,425	NM
Aerospace/Defense	346,253	0.5%
Agriculture	123,121	0.2%
Airlines	220,680	0.3%
Apparel	327,105	0.5%
Auto Manufacturers	22,201	NM
Auto Parts & Equipment	275,725	0.4%
Banks	1,751,061	2.8%
Beverages	23,156	NM
Biotechnology	697,579	1.0%
Building Materials	336,037	0.5%
Chemicals	571,805	1.0%
Coal	95,942	0.2%
Commercial Services	2,121,815	3.1%
Computers	598,484	0.9%
Cosmetics/Personal Care	31,688	NM
Distribution/Wholesale	232,193	0.3%
Diversified Financial Services	755,609	1.2%
Electric	797,212	1.2%
Electrical Components & Equipment	335,452	0.5%
Electronics	692,336	1.1%
Energy-Alternate Sources	98,571	0.1%
Engineering & Construction	292,097	0.5%
Entertainment	314,182	0.4%
Environmental Control	201,926	0.4%
Food	652,997	1.0%
Forest Products & Paper	248,665	0.4%
Gas	288,219	0.4%
Healthcare-Products	1,004,402	1.6%
Healthcare-Services	386,047	0.6%
Holding Companies-Diversified	48,777	0.1%
Home Builders	165,599	0.3%
Home Furnishings	109,171	0.2%
Household Products/Wares	222,788	0.3%
Insurance	855,814	1.2%
Internet	699,899	1.0%
Investment Companies	230,449	0.3%
Iron/Steel	23,991	NM
Leisure Time	197,124	0.3%
Lodging	114,251	0.2%
Machinery-Construction & Mining	23,311	NM
Machinery-Diversified	527,509	0.8%
Media	155,096	0.3%
Metal Fabricate/Hardware	303,800	0.5%
Mining	256,676	0.4%
Miscellaneous Manufacturing	714,970	1.1%
Office Furnishings	192,589	0.3%
Oil & Gas	944,371	1.3%
Oil & Gas Services	509,913	0.7%
Packaging & Containers	26,603	NM
Pharmaceuticals	999,495	1.6%
Pipelines	49,850	0.1%
Private Equity	43,242	0.1%
Real Estate	41,999	0.1%
REIT	2,280,451	3.5%
Retail	1,815,660	2.7%
Savings & Loans	271,847	0.4%
Semiconductors	958,208	1.4%
Software	1,131,854	1.8%
Storage/Warehousing	49,332	0.1%
Telecommunications	953,713	1.5%
Textiles	26,974	NM
Toys/Games/Hobbies	40,057	NM
Transportation	528,497	0.9%
Trucking & Leasing	101,129	0.1%
Water	71,973	0.1%
Other**	36,428,381	55.2%
Total	$65,969,348	100.0%

**                             Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                            Not meaningful, amount is less than 0.05%.

REIT                       Real Estate Investment Trust

See accompanying notes to the financial statements.

80 :: UltraDow 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks (49.8%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	5,360	$538,948
Alcoa, Inc. (Mining)	5,360	47,382
American Express Co. (Diversified Financial Services)	5,360	315,222
AT&T, Inc. (Telecommunications)	5,360	186,474
Bank of America Corp. (Banks)	5,360	60,675
Boeing Co. (Aerospace/Defense)	5,360	395,943
Caterpillar, Inc. (Machinery-Construction & Mining)	5,360	527,370
Chevron Corp. (Oil & Gas)	5,360	617,204
Cisco Systems, Inc. (Telecommunications)	5,360	110,255
Coca-Cola Co. (Beverages)	5,360	199,606
E.I. du Pont de Nemours & Co. (Chemicals)	5,360	254,332
Exxon Mobil Corp. (Oil & Gas)	5,360	482,239
General Electric Co. (Miscellaneous Manufacturing)	5,360	119,421
Hewlett-Packard Co. (Computers)	5,360	88,494
Intel Corp. (Semiconductors)	5,360	112,774
International Business Machines Corp. (Computers)	5,360	1,088,456
J.P. Morgan Chase & Co. (Banks)	5,360	252,188
Johnson & Johnson (Healthcare-Products)	5,360	396,211
McDonald’s Corp. (Retail)	5,360	510,754
Merck & Co., Inc. (Pharmaceuticals)	5,360	231,820
Microsoft Corp. (Software)	5,360	147,239
Pfizer, Inc. (Pharmaceuticals)	5,360	146,221
Procter & Gamble Co. (Cosmetics/Personal Care)	5,360	402,858
The Home Depot, Inc. (Retail)	5,360	358,691
The Travelers Cos., Inc. (Insurance)	5,360	420,545
United Technologies Corp. (Aerospace/Defense)	5,360	469,376
UnitedHealth Group, Inc. (Healthcare-Services)	5,360	295,926
Verizon Communications, Inc. (Telecommunications)	5,360	233,750
Wal-Mart Stores, Inc. (Retail)	5,360	374,932
Walt Disney Co. (Media)	5,360	288,797
TOTAL COMMON STOCKS (Cost $5,424,128)		9,674,103

Repurchase Agreements(a)(b) (38.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $7,398,012	$7,398,000	$7,398,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,398,000)		7,398,000
TOTAL INVESTMENT SECURITIES (Cost $12,822,128)—87.9%		17,072,103
Net other assets (liabilities)—12.1%		2,340,905
NET ASSETS—100.0%		$19,413,008

(a)                            A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $2,230,000.

(b)                            The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts expiring 3/18/13 (Underlying notional amount at value $3,867,920)	56	$120,837

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR Dow Jones Industrial Average ETF	$5,658,710	$(15,580)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	7,578,961	(11,543)
Equity Index Swap Agreement with UBS AG, based on the SPDR Dow Jones Industrial Average ETF	6,722,059	(6,936)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	5,286,717	(5,874)
		$(39,933)

UltraDow 30 ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Aerospace/Defense	$865,319	4.4%
Banks	312,863	1.6%
Beverages	199,606	1.0%
Chemicals	254,332	1.4%
Computers	1,176,950	6.0%
Cosmetics/Personal Care	402,858	2.1%
Diversified Financial Services	315,222	1.6%
Healthcare-Products	396,211	2.1%
Healthcare-Services	295,926	1.5%
Insurance	420,545	2.2%
Machinery-Construction & Mining	527,370	2.7%
Media	288,797	1.5%
Mining	47,382	0.2%
Miscellaneous Manufacturing	658,369	3.4%
Oil & Gas	1,099,443	5.7%
Pharmaceuticals	378,041	1.9%
Retail	1,244,377	6.4%
Semiconductors	112,774	0.6%
Software	147,239	0.7%
Telecommunications	530,479	2.8%
Other**	9,738,905	50.2%
Total	$19,413,008	100.0%

**                             Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: UltraNASDAQ-100 ProFund :: 81

Common Stocks (60.3%)

	Shares	Value
Activision Blizzard, Inc. (Software)	32,032	$364,844
Adobe Systems, Inc.* (Software)	14,300	540,969
Akamai Technologies, Inc.* (Internet)	5,148	209,575
Alexion Pharmaceuticals, Inc.* (Biotechnology)	5,577	524,182
Altera Corp. (Semiconductors)	9,295	310,639
Amazon.com, Inc.* (Internet)	13,013	3,454,951
Amgen, Inc. (Biotechnology)	22,165	1,894,220
Analog Devices, Inc. (Semiconductors)	8,723	380,672
Apple Computer, Inc. (Computers)	27,170	12,370,773
Applied Materials, Inc. (Semiconductors)	35,607	459,686
Autodesk, Inc.* (Software)	6,435	250,193
Automatic Data Processing, Inc. (Commercial Services)	14,014	830,890
Avago Technologies, Ltd. (Semiconductors)	7,007	250,640
Baidu, Inc.*ADR (Internet)	7,865	851,780
Bed Bath & Beyond, Inc.* (Retail)	6,578	386,129
Biogen Idec, Inc.* (Biotechnology)	6,864	1,071,333
BMC Software, Inc.* (Software)	4,433	184,191
Broadcom Corp.—Class A (Semiconductors)	14,729	477,956
C.H. Robinson Worldwide, Inc. (Transportation)	4,576	302,703
CA, Inc. (Software)	13,299	330,081
Catamaran Corp.* (Health care providers & services)	5,863	304,231
Celgene Corp.* (Biotechnology)	12,155	1,202,859
Cerner Corp.* (Software)	5,005	413,163
Check Point Software Technologies, Ltd.* (Software)	5,863	293,150
Cisco Systems, Inc. (Telecommunications)	153,010	3,147,416
Citrix Systems, Inc.* (Software)	5,434	397,551
Cognizant Technology Solutions Corp.* (Computers)	8,723	681,964
Comcast Corp.—Class A (Media)	61,061	2,325,203
Costco Wholesale Corp. (Retail)	12,441	1,273,212
Dell, Inc. (Computers)	50,050	662,662
DENTSPLY International, Inc. (Healthcare-Products)	4,147	173,179
DIRECTV*—Class A (Media)	17,446	892,189
Discovery Communications, Inc.*—Class A (Media)	4,147	287,719
Dollar Tree, Inc.* (Retail)	6,578	263,054
eBay, Inc.* (Internet)	37,323	2,087,475
Equinix, Inc.* (Internet)	1,430	308,065
Expedia, Inc. (Internet)	3,575	233,269
Expeditors International of Washington, Inc. (Transportation)	6,006	257,657
Express Scripts Holding Co.* (Pharmaceuticals)	23,595	1,260,445
F5 Networks, Inc.* (Internet)	2,288	239,965
Facebook, Inc.*—Class A (Internet)	31,746	983,173
Fastenal Co. (Distribution/Wholesale)	8,580	426,254
Fiserv, Inc.* (Software)	3,861	310,077
Fossil, Inc.* (Distribution/Wholesale)	1,716	181,175
Garmin, Ltd. (Electronics)	5,577	211,313
Gilead Sciences, Inc.* (Biotechnology)	43,758	1,726,253
Google, Inc.*—Class A (Internet)	7,579	5,727,376
Henry Schein, Inc.* (Healthcare-Products)	2,574	222,239
Intel Corp. (Semiconductors)	143,429	3,017,746
Intuit, Inc. (Software)	8,580	535,220
Intuitive Surgical, Inc.* (Healthcare-Products)	1,144	657,091
KLA-Tencor Corp. (Semiconductors)	4,862	266,972
Liberty Global, Inc.*—Class A (Media)	4,147	283,199
Liberty Media Holding Corp.—Interactive Series A* (Internet)	14,872	316,179
Life Technologies Corp.* (Biotechnology)	5,005	323,773
Linear Technology Corp. (Semiconductors)	6,721	246,123
Mattel, Inc. (Toys/Games/Hobbies)	9,867	371,295
Maxim Integrated Products, Inc. (Semiconductors)	8,437	265,344
Microchip Technology, Inc. (Semiconductors)	5,577	186,551
Micron Technology, Inc.* (Semiconductors)	29,315	221,621
Microsoft Corp. (Software)	242,671	6,666,173
Mondelez International, Inc.—Class A (Food)	51,194	1,422,680
Monster Beverage Corp.* (Beverages)	5,005	239,740
Mylan Laboratories, Inc.* (Pharmaceuticals)	11,726	331,494
NetApp, Inc.* (Computers)	10,296	370,656
News Corp.—Class A (Media)	44,616	1,237,648
Nuance Communications, Inc.* (Software)	9,009	216,666
NVIDIA Corp. (Semiconductors)	18,018	220,901
Oracle Corp. (Software)	138,853	4,930,670
O’Reilly Automotive, Inc.* (Retail)	3,289	304,726
PACCAR, Inc. (Auto Manufacturers)	10,153	477,800
Paychex, Inc. (Commercial Services)	10,439	340,625
Perrigo Co. (Pharmaceuticals)	2,717	273,086
Priceline.com, Inc.* (Internet)	1,430	980,222
Qualcomm, Inc. (Telecommunications)	49,192	3,248,147
Randgold Resources, Ltd.ADR (Mining)	1,573	148,114
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,717	472,595
Ross Stores, Inc. (Retail)	6,435	384,170
SanDisk Corp.* (Computers)	7,007	350,280
SBA Communications Corp.*—Class A (Telecommunications)	3,575	249,035
Seagate Technology PLC (Computers)	10,868	369,295
Sears Holdings Corp. (Multiline Retail)	3,003	140,991
Sigma-Aldrich Corp. (Chemicals)	3,432	265,397
Sirius XM Radio, Inc. (Media)	150,150	471,471
Staples, Inc. (Retail)	19,448	262,159
Starbucks Corp. (Retail)	21,450	1,203,773
Starz-Liberty Capital* (Media)	3,146	50,147
Stericycle, Inc.* (Environmental Control)	2,431	229,365
Symantec Corp.* (Internet)	20,020	435,835
Texas Instruments, Inc. (Semiconductors)	32,318	1,069,079
Verisk Analytics, Inc.*—Class A (Commercial Services)	4,862	268,188
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,292	281,756
Viacom, Inc.—Class B (Media)	13,013	785,335
Virgin Media, Inc. (Telecommunications)	7,722	304,170
Vodafone Group PLCADR (Telecommunications)	28,171	769,631
Western Digital Corp. (Computers)	7,007	329,329
Whole Foods Market, Inc. (Food)	5,291	509,259
Wynn Resorts, Ltd. (Lodging)	2,860	358,129
Xilinx, Inc. (Semiconductors)	7,579	276,558
Yahoo!, Inc.* (Internet)	34,034	668,087
TOTAL COMMON STOCKS (Cost $39,337,058)		90,543,191

See accompanying notes to the financial statements.

82 :: UltraNASDAQ-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Repurchase Agreements(a)(b) (37.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $56,860,092	$56,860,000	$56,860,000
TOTAL REPURCHASE AGREEMENTS (Cost $56,860,000)		56,860,000
TOTAL INVESTMENT SECURITIES (Cost $96,197,058)—98.2%		147,403,191
Net other assets (liabilities)—1.8%		2,762,417
NET ASSETS—100.0%		$150,165,608

*                                    Non-income producing security

(a)                            A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $24,396,000.

(b)                            The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                       American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 3/18/13 (Underlying notional amount at value $25,311,200)	464	$508,482

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ Trust, Series 1 ETF	$40,420,065	$(156,679)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	51,025,385	(178,368)
Equity Index Swap Agreement with UBS AG, based on the PowerShares QQQ Trust, Series 1 ETF	34,553,328	(135,394)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	58,571,029	(192,674)
		$(663,114)

UltraNASDAQ-100 ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Auto Manufacturers	$477,800	0.3%
Beverages	239,740	0.2%
Biotechnology	7,496,971	5.0%
Chemicals	265,397	0.2%
Commercial Services	1,439,703	1.0%
Computers	15,134,959	10.0%
Distribution/Wholesale	607,429	0.4%
Electronics	211,313	0.1%
Environmental Control	229,365	0.2%
Food	1,931,939	1.3%
Health care providers & services	304,231	0.2%
Healthcare-Products	1,052,509	0.7%
Internet	16,495,952	11.0%
Lodging	358,129	0.2%
Media	6,332,911	4.2%
Mining	148,114	0.1%
Multiline Retail	140,991	0.1%
Pharmaceuticals	1,865,025	1.2%
Retail	4,077,223	2.8%
Semiconductors	7,650,488	5.1%
Software	15,432,948	10.3%
Telecommunications	7,718,399	5.2%
Toys/Games/Hobbies	371,295	0.2%
Transportation	560,360	0.3%
Other**	59,622,417	39.7%
Total	$150,165,608	100.0%

**                             Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: UltraInternational ProFund :: 83

Repurchase Agreements(a)(b) (98.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $44,107,072	$44,107,000	$44,107,000
TOTAL REPURCHASE AGREEMENTS (Cost $44,107,000)		44,107,000
TOTAL INVESTMENT SECURITIES (Cost $44,107,000)—98.9%		44,107,000
Net other assets (liabilities)—1.1%		469,719
NET ASSETS—100.0%		$44,576,719

(a)                            A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $2,463,000.

(b)                            The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$2,895,617	$9,647
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	86,257,762	253,548
		$263,195

See accompanying notes to the financial statements.

84 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks (56.9%)

	Shares	Value
America Movil S.A.B. de C.V.ADR (Telecommunications)	35,397	$890,588
AngloGold Ashanti, Ltd.ADR (Mining)	7,452	208,806
Baidu, Inc.*ADR (Internet)	5,382	582,871
Bancolombia S.A.ADR (Banks)	1,656	115,109
BRF-Brazil Foods S.A.ADR (Food)	13,248	294,106
Cemex S.A.B. de C.V.*ADR (Building Materials)	22,563	244,809
Cencosud S.A.ADR (Food)	6,210	114,823
China Life Insurance Co., Ltd.ADR (Insurance)	9,729	486,742
China Mobile, Ltd.ADR (Telecommunications)	20,700	1,132,290
China Petroleum and Chemical Corp.ADR (Oil & Gas)	3,312	402,242
China Telecom Corp., Ltd.ADR (Telecommunications)	2,691	147,063
China Unicom, Ltd.ADR (Telecommunications)	8,280	132,397
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	7,452	238,240
CNOOC, Ltd.ADR (Oil & Gas)	3,105	637,549
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	3,105	142,644
Compania de Minas Buenaventura S.A.ADR (Mining)	3,726	110,252
Ecopetrol S.A.ADR (Oil & Gas)	4,761	301,371
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	2,070	106,833
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	3,726	401,998
Gold Fields, Ltd.ADR (Mining)	14,283	165,968
Grupo Televisa S.A.ADR (Media)	7,866	220,327
HDFC Bank, Ltd.ADR (Banks)	7,659	308,045
ICICI Bank, Ltd.ADR (Banks)	5,589	255,976
Infosys Technologies, Ltd.ADR (Computers)	9,522	502,000
KB Financial Group, Inc.*ADR (Diversified Financial Services)	7,659	270,516
Korea Electric Power Corp.*ADR (Electric)	11,178	167,782
Latam Airlines Group S.A.ADR (Airlines)	6,003	147,013
LG Display Co., Ltd.*ADR (Electronics)	8,694	116,152
Mobile TeleSystemsADR (Telecommunications)	9,936	195,342
PetroChina Co., Ltd.ADR (Oil & Gas)	4,140	588,708
Petroleo Brasileiro S.A.ADR (Oil & Gas)	32,499	594,081
Philippine Long Distance Telephone Co.ADR (Telecommunications)	1,656	114,049
POSCOADR (Iron/Steel)	6,624	539,591
PT Telekomunikasi IndonesiaADR (Telecommunications)	4,968	196,981
Sasol, Ltd.ADR (Oil & Gas)	9,936	429,533
Shinhan Financial Group Co., Ltd.ADR (Diversified Financial Services)	9,315	349,219
SK Telecom Co., Ltd.ADR (Telecommunications)	7,038	119,294
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	1,863	105,893
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	72,657	1,288,936
Ultrapar Participacoes S.A.ADR (Chemicals)	8,073	194,559
Vale S.A.ADR (Mining)	26,289	530,249
TOTAL COMMON STOCKS (Cost $10,642,310)		14,090,947

Preferred Stocks (17.3%)

Banco Bradesco S.A.ADR (Banks)	37,674	692,448
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	2,898	138,351
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	14,904	701,382
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	9,522	104,552
Gerdau S.A.ADR (Iron/Steel)	17,595	155,364
Itau Unibanco Holding S.A.ADR (Banks)	44,919	773,954
Petroleo Brasileiro S.A.ADR (Oil & Gas)	42,021	760,160
Telefonica Brasil S.A.ADR (Telecommunications)	5,796	145,943
Vale S.A.ADR (Mining)	41,607	800,935
TOTAL PREFERRED STOCKS (Cost $3,347,319)		4,273,089

Repurchase Agreements(a)(b) (30.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $7,535,012	$7,535,000	$7,535,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,535,000)		7,535,000
TOTAL INVESTMENT SECURITIES (Cost $21,524,629)—104.6%		25,899,036
Net other assets (liabilities)—(4.6)%		(1,136,899)
NET ASSETS—100.0%		$24,762,137

*                                    Non-income producing security

(a)                            A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $1,049,000.

(b)                            The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                       American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$6,224,798	$7,785
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	24,957,729	1,888
		$9,673

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 85

UltraEmerging Markets ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Airlines	$147,013	0.6%
Banks	2,145,532	8.8%
Beverages	1,246,024	5.0%
Building Materials	244,809	1.0%
Chemicals	300,452	1.2%
Computers	502,000	2.0%
Diversified Financial Services	619,735	2.4%
Electric	379,167	1.5%
Electronics	116,152	0.5%
Food	547,280	2.3%
Insurance	486,742	2.0%
Internet	582,871	2.4%
Iron/Steel	694,955	2.8%
Media	220,327	0.9%
Mining	1,816,210	7.2%
Oil & Gas	3,713,644	14.9%
Semiconductors	1,288,936	5.2%
Telecommunications	3,312,187	13.5%
Other**	6,398,101	25.8%
Total	$24,762,137	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of January 31, 2013:

	Value	% of Net Assets
Brazil	$6,028,728	24.4%
Chile	474,562	1.9%
China	4,109,862	16.6%
Colombia	416,480	1.7%
India	1,066,021	4.3%
Indonesia	196,981	0.8%
Mexico	1,757,722	7.1%
Peru	110,252	0.4%
Philippines	114,049	0.5%
Russia	195,342	0.8%
South Africa	804,307	3.2%
South Korea	1,562,554	6.3%
Taiwan	1,527,176	6.2%
Other**	6,398,101	25.8%
Total	$24,762,137	100.0%

**                             Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

86 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks (42.3%)

	Shares	Value
America Movil S.A.B. de C.V.ADR (Telecommunications)	12,738	$320,488
Banco Santander Brasil S.A.ADR (Banks)	24,420	181,196
Banco Santander Chile S.A.ADR (Banks)	7,194	217,259
Bancolombia S.A.ADR (Banks)	3,960	275,260
BRF-Brazil Foods S.A.ADR (Food)	26,466	587,545
Cemex S.A.B. de C.V.*ADR (Building Materials)	15,378	166,851
Cencosud S.A.ADR (Food)	11,220	207,458
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water)	4,884	217,387
Coca-Cola Femsa S.A.B. de C.V. (Femsa)ADR (Beverages)	792	125,199
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	5,610	257,723
Companhia Siderurgica Nacional S.A. (CSN)ADR (Iron/Steel)	21,846	118,624
Compania de Minas Buenaventura S.A.ADR (Mining)	6,732	199,200
Ecopetrol S.A.ADR (Oil & Gas)	8,448	534,758
Embraer S.A.ADR (Aerospace/Defense)	4,950	163,202
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	3,630	187,345
Enersis S.A.ADR (Electric)	8,712	171,191
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	5,148	555,419
Grupo Financiero Santander Mexico S.A.B de C.V*ADR (Banks)	7,788	121,103
Grupo Televisa S.A.ADR (Media)	10,032	280,996
Latam Airlines Group S.A.ADR (Airlines)	14,058	344,280
Oi S.A.ADR (Telecommunications)	35,772	147,023
Petroleo Brasileiro S.A.ADR (Oil & Gas)	24,750	452,430
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	3,366	191,323
Tim Participacoes S.A.ADR (Telecommunications)	4,620	101,640
Ultrapar Participacoes S.A.ADR (Chemicals)	16,500	397,650
Vale S.A.ADR (Mining)	26,532	535,150
TOTAL COMMON STOCKS (Cost $4,042,198)		7,057,700

Preferred Stocks (24.2%)

Banco Bradesco S.A.ADR (Banks)	24,090	442,773
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	6,732	321,386
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	18,282	860,351
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	15,312	168,126
Gerdau S.A.ADR (Iron/Steel)	25,674	226,701
Itau Unibanco Holding S.A.ADR (Banks)	24,420	420,757
Petroleo Brasileiro S.A.ADR (Oil & Gas)	32,010	579,061
Telefonica Brasil S.A.ADR (Telecommunications)	8,316	209,397
Vale S.A.ADR (Mining)	41,646	801,686
TOTAL PREFERRED STOCKS (Cost $2,028,591)		4,030,238

Repurchase Agreements(a)(b) (35.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $5,862,010	$5,862,000	$5,862,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,862,000)		5,862,000
TOTAL INVESTMENT SECURITIES (Cost $11,932,789)—101.7%		16,949,938
Net other assets (liabilities)—(1.7)%		(290,238)
NET ASSETS—100.0%		$16,659,700

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $635,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$4,310,441	$17,320
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	17,953,745	73,738
		$91,058

UltraLatin America ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Aerospace/Defense	$163,202	1.0%
Airlines	344,280	2.1%
Banks	1,658,348	9.9%
Beverages	1,798,692	10.8%
Building Materials	166,851	1.0%
Chemicals	588,973	3.5%
Electric	526,662	3.2%
Food	1,116,389	6.6%
Iron/Steel	345,325	2.1%
Media	280,996	1.7%
Mining	1,536,036	9.2%
Oil & Gas	1,566,249	9.4%
Telecommunications	778,548	4.7%
Water	217,387	1.3%
Other**	5,571,762	33.5%
Total	$16,659,700	100.0%

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 87

UltraLatin America ProFund invested in securities with exposure to the following countries as of January 31, 2013:

	Value	% of Net Assets
Brazil	$7,189,808	43.1%
Chile	1,318,856	7.9%
Colombia	810,018	4.9%
Mexico	1,570,056	9.4%
Peru	199,200	1.2%
Other**	5,571,762	33.5%
Total	$16,659,700	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

88 :: UltraChina ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks (66.5%)

	Shares	Value
21Vianet Group, Inc.*ADR (Internet)	17,280	$171,418
51job, Inc.*ADR (Commercial Services)	4,032	217,728
Aluminum Corp. of China, Ltd.*ADR (Mining)	32,544	390,528
AutoNavi Holdings, Ltd.*ADR (Software)	14,688	175,228
Baidu, Inc.*ADR (Internet)	11,664	1,263,212
Changyou.com, Ltd.ADR (Software)	5,904	181,843
China Life Insurance Co., Ltd.ADR (Insurance)	23,040	1,152,691
China Lodging Group, Ltd.*ADR (Lodging)	9,936	180,438
China Mobile, Ltd.ADR (Telecommunications)	28,080	1,535,975
China Petroleum and Chemical Corp.ADR (Oil & Gas)	8,640	1,049,328
China Southern Airlines Co., Ltd.ADR (Airlines)	10,800	320,868
China Telecom Corp., Ltd.ADR (Telecommunications)	12,384	676,786
China Unicom, Ltd.ADR (Telecommunications)	40,320	644,717
CNOOC, Ltd.ADR (Oil & Gas)	5,904	1,212,269
Ctrip.com International, Ltd.*ADR (Internet)	22,752	450,718
Focus Media Holding, Ltd.ADR (Advertising)	16,272	411,519
Giant Interactive Group, Inc.ADR (Internet)	40,176	248,689
Guangshen Railway Co., Ltd.ADR (Transportation)	11,664	249,026
Home Inns & Hotels Management, Inc.*ADR (Lodging)	5,904	180,485
Huaneng Power International, Inc.ADR (Electric)	12,672	515,370
Mindray Medical International, Ltd.ADR (Healthcare-Products)	13,392	506,218
Netease.com, Inc.ADR (Internet)	11,808	548,128
New Oriental Education & Technology Group, Inc.ADR (Commercial Services)	22,032	376,086
Perfect World Co., Ltd.ADR (Internet)	17,568	206,248
PetroChina Co., Ltd.ADR (Oil & Gas)	8,496	1,208,130
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	12,528	382,981
Renren, Inc.*ADR (Internet)	60,192	201,643
Semiconductor Manufacturing International Corp.*ADR (Semiconductors)	123,984	376,911
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	7,776	284,057
SouFun Holdings, Ltd.ADR (Internet)	7,920	204,494
Spreadtrum Communications, Inc.ADR (Electronics)	13,824	214,272
Trina Solar, Ltd.*ADR (Energy-Alternate Sources)	40,752	210,688
WuXi PharmaTech Cayman, Inc.*ADR (Biotechnology)	18,864	305,220
Yanzhou Coal Mining Co., Ltd.ADR (Coal)	29,952	512,778
Youku.com, Inc.*ADR (Internet)	19,728	449,009
TOTAL COMMON STOCKS (Cost $14,027,419)		17,215,699

Repurchase Agreements(a)(b) (32.9%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $8,508,014	$8,508,000	$8,508,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,508,000)		8,508,000
TOTAL INVESTMENT SECURITIES (Cost $22,535,419)—99.4%		25,723,699
Net other assets (liabilities)—0.6%		161,200
NET ASSETS—100.0%		$25,884,899

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $701,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$12,368,817	$(5,487)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	22,145,768	(10,554)
		$(16,041)

UltraChina ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Advertising	$411,519	1.6%
Airlines	320,868	1.2%
Biotechnology	305,220	1.2%
Chemicals	284,057	1.1%
Coal	512,778	2.0%
Commercial Services	593,814	2.3%
Electric	515,370	2.0%
Electronics	214,272	0.8%
Energy-Alternate Sources	210,688	0.8%
Healthcare-Products	506,218	2.0%
Insurance	1,152,691	4.5%
Internet	4,126,540	15.8%
Lodging	360,923	1.4%
Mining	390,528	1.5%
Oil & Gas	3,469,728	13.4%
Semiconductors	376,911	1.5%
Software	357,071	1.4%
Telecommunications	2,857,478	11.0%
Transportation	249,025	1.0%
Other**	8,669,200	33.5%
Total	$25,884,899	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of January 31, 2013:

	Value	% of Net Assets
China	$16,838,788	65.0%
Hong Kong	376,911	1.5%
Other**	8,669,200	33.5%
Total	$25,884,899	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: UltraJapan ProFund :: 89

Repurchase Agreements(a)(b) (89.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $26,073,042	$26,073,000	$26,073,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,073,000)		26,073,000
TOTAL INVESTMENT SECURITIES (Cost $26,073,000)—89.6%		26,073,000
Net other assets (liabilities)—10.4%		3,021,165
NET ASSETS—100.0%		$29,094,165

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $2,670,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts expiring 3/8/13 (Underlying notional amount at value $27,918,225)	501	$3,289,065

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
Japanese Yen Futures Contracts expiring 3/19/13 (Underlying notional amount at value $30,355,725)	222	$607,087

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MAXIS Nikkei 225 Index ETF	$30,351,761	$688,533
		$688,533

See accompanying notes to the financial statements.

90 :: Bear ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Repurchase Agreements(a)(b) (99.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $27,329,044	$27,329,000	$27,329,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,329,000)		27,329,000
TOTAL INVESTMENT SECURITIES (Cost $27,329,000)—99.9%		27,329,000
Net other assets (liabilities)—0.1%		34,805
NET ASSETS—100.0%		$27,363,805

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $4,146,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 3/18/13 (Underlying notional amount at value $4,931,850)	66	$(242,502)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$(10,034,575)	$10,558
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(12,330,284)	8,726
		$19,284

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Short Small-Cap ProFund :: 91

Repurchase Agreements(a)(b) (98.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $19,577,032	$19,577,000	$19,577,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,577,000)		19,577,000
TOTAL INVESTMENT SECURITIES (Cost $19,577,000)—98.6%		19,577,000
Net other assets (liabilities)—1.4%		268,138
NET ASSETS—100.0%		$19,845,138

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $3,408,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 3/18/13 (Underlying notional amount at value $1,710,380)	19	$(42,719)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(5,173,898)	$16,158
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(12,921,310)	63,158
		$79,316

See accompanying notes to the financial statements.

92 :: Short NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Repurchase Agreements(a)(b) (378.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $17,328,028	$17,328,000	$17,328,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,328,000)		17,328,000
TOTAL INVESTMENT SECURITIES (Cost $17,328,000)—378.9%		17,328,000
Net other assets (liabilities)(c)—(278.9)%		(12,754,890)
NET ASSETS—100.0%		$4,573,110

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $1,822,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Amount includes $14,268,295 of net capital shares redeemed.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 3/18/13 (Underlying notional amount at value $818,250)	15	$8,789

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(1,558,183)	$56,647
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(2,173,339)	33,984
		$90,631

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: UltraBear ProFund :: 93

Repurchase Agreements(a)(b) (97.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $24,843,040	$24,843,000	$24,843,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,843,000)		24,843,000
TOTAL INVESTMENT SECURITIES (Cost $24,843,000)—97.9%		24,843,000
Net other assets (liabilities)—2.1%		520,093
NET ASSETS—100.0%		$25,363,093

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $8,136,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 3/18/13 (Underlying notional amount at value $6,799,975)	91	$(281,978)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P 500 ETF	$(12,146,831)	$30,334
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	(513,029)	540
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P 500 ETF	(20,020,632)	34,442
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(11,123,147)	11,752
		$77,068

See accompanying notes to the financial statements.

94 :: UltraShort Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Repurchase Agreements(a)(b) (97.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $2,616,004	$2,616,000	$2,616,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,616,000)		2,616,000
TOTAL INVESTMENT SECURITIES (Cost $2,616,000)—97.4%		2,616,000
Net other assets (liabilities)—2.6%		70,881
NET ASSETS—100.0%		$2,686,881

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $1,082,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 3/18/13 (Underlying notional amount at value $436,560)	4	$(21,808)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P MidCap 400 ETF	$(2,026,279)	$4,846
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	(389,906)	485
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P MidCap 400 ETF	(1,083,159)	2,572
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	(1,425,982)	104
		$8,007

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Small-Cap ProFund :: 95

Repurchase Agreements(a)(b) (95.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $16,992,028	$16,992,000	$16,992,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,992,000)		16,992,000
TOTAL INVESTMENT SECURITIES (Cost $16,992,000)—95.8%		16,992,000
Net other assets (liabilities)—4.2%		735,728
NET ASSETS—100.0%		$17,727,728

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $5,105,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 3/18/13 (Underlying notional amount at value $2,250,500)	25	$(58,065)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the iShares Russell 2000 ETF	$(15,324,760)	$60,650
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	(3,598,155)	19,311
Equity Index Swap Agreement with UBS AG, based on the iShares Russell 2000 ETF	(8,162,819)	32,203
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(6,159,706)	28,471
		$140,635

See accompanying notes to the financial statements.

96 :: UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Repurchase Agreements(a)(b) (96.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $4,839,008	$4,839,000	$4,839,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,839,000)		4,839,000
TOTAL INVESTMENT SECURITIES (Cost $4,839,000)—96.8%		4,839,000
Net other assets (liabilities)—3.2%		162,506
NET ASSETS—100.0%		$5,001,506

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $1,729,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts expiring 3/18/13 (Underlying notional amount at value $690,700)	10	$(3,274)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR Dow Jones Industrial Average ETF	$(1,397,096)	$(1,821)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	(1,508,019)	6,902
Equity Index Swap Agreement with UBS AG, based on the SPDR Dow Jones Industrial Average ETF	(5,229,952)	9,022
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(1,164,089)	1,440
		$15,543

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: UltraShort NASDAQ-100 ProFund :: 97

Repurchase Agreements(a)(b) (100.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $26,393,043	$26,393,000	$26,393,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,393,000)		26,393,000
TOTAL INVESTMENT SECURITIES (Cost $26,393,000)—100.8%		26,393,000
Net other assets (liabilities)—(0.8)%		(205,785)
NET ASSETS—100.0%		$26,187,215

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $6,787,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 3/18/13 (Underlying notional amount at value $5,073,150)	93	$11,256

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ Trust, Series 1 ETF	$(18,257,324)	$70,406
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	(14,593,444)	57,459
Equity Index Swap Agreement with UBS AG, based on the PowerShares QQQ Trust, Series 1 ETF	(12,634,128)	48,977
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(1,799,990)	9,779
		$186,621

See accompanying notes to the financial statements.

98 :: UltraShort International ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Repurchase Agreements(a)(b) (103.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $10,791,018	$10,791,000	$10,791,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,791,000)		10,791,000
TOTAL INVESTMENT SECURITIES (Cost $10,791,000)—103.0%		10,791,000
Net other assets (liabilities)—(3.0)%		(310,271)
NET ASSETS—100.0%		$10,480,729

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $723,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(1,796,770)	$(6,091)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(19,133,056)	(63,076)
		$(69,167)

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Emerging Markets ProFund :: 99

Repurchase Agreements(a)(b) (99.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $6,106,010	$6,106,000	$6,106,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,106,000)		6,106,000
TOTAL INVESTMENT SECURITIES (Cost $6,106,000)—99.9%		6,106,000
Net other assets (liabilities)—0.1%		4,469
NET ASSETS—100.0%		$6,110,469

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $281,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(6,082,651)	$(6,253)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(6,098,979)	(11,828)
		$(18,081)

See accompanying notes to the financial statements.

100 :: UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Repurchase Agreements(a)(b) (117.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $2,225,004	$2,225,000	$2,225,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,225,000)		2,225,000
TOTAL INVESTMENT SECURITIES (Cost $2,225,000)—117.3%		2,225,000
Net other assets (liabilities)—(17.3)%		(327,363)
NET ASSETS—100.0%		$1,897,637

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $85,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$(2,931,473)	$(12,614)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	(853,382)	(8,351)
		$(20,965)

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: UltraShort China ProFund :: 101

Repurchase Agreements(a)(b) (85.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $3,789,006	$3,789,000	$3,789,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,789,000)		3,789,000
TOTAL INVESTMENT SECURITIES (Cost $3,789,000)—85.2%		3,789,000
Net other assets (liabilities)—14.8%		658,613
NET ASSETS—100.0%		$4,447,613

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $159,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$(4,437,061)	$856
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	(4,446,844)	2,205
		$3,061

See accompanying notes to the financial statements.

102 :: UltraShort Japan ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Repurchase Agreements(a)(b) (97.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $6,514,011	$6,514,000	$6,514,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,514,000)		6,514,000
TOTAL INVESTMENT SECURITIES (Cost $6,514,000)—97.9%		6,514,000
Net other assets (liabilities)—2.1%		141,804
NET ASSETS—100.0%		$6,655,804

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $40,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
Japanese Yen Futures Contracts expiring 3/19/13 (Underlying notional amount at value $6,836,875)	50	$(87,050)

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts expiring 3/8/13 (Underlying notional amount at value $6,464,100)	116	$(137,859)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MAXIS Nikkei 225 Index ETF	$(6,790,532)	$(140,101)

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 103

Common Stocks (70.5%)

	Shares	Value
Associated Banc-Corp. (Banks)	2,562	$36,560
Astoria Financial Corp. (Savings & Loans)	1,281	12,477
BancorpSouth, Inc. (Banks)	1,281	18,575
Bank of America Corp. (Banks)	158,661	1,796,042
Bank of Hawaii Corp. (Banks)	732	35,202
BB&T Corp. (Banks)	10,248	310,309
BOK Financial Corp. (Banks)	366	20,514
CapitalSource, Inc. (Banks)	3,111	25,230
Capitol Federal Financial, Inc. (Savings & Loans)	2,013	23,653
Cathay Bancorp, Inc. (Banks)	1,098	21,312
Citigroup, Inc. (Banks)	43,188	1,820,806
City National Corp. (Banks)	732	38,767
Comerica, Inc. (Banks)	2,745	94,318
Commerce Bancshares, Inc. (Banks)	1,098	41,230
Cullen/Frost Bankers, Inc. (Banks)	915	53,884
East West Bancorp, Inc. (Banks)	2,013	47,205
F.N.B. Corp. (Banks)	2,013	23,331
Fifth Third Bancorp (Banks)	13,176	214,637
First Financial Bankshares, Inc. (Banks)	366	15,028
First Horizon National Corp. (Banks)	3,660	37,373
First Midwest Bancorp, Inc. (Banks)	1,098	13,912
First Niagara Financial Group, Inc. (Savings & Loans)	5,124	40,172
First Republic Bank (Banks)	915	32,656
FirstMerit Corp. (Banks)	1,647	25,084
Fulton Financial Corp. (Banks)	2,928	31,886
Glacier Bancorp, Inc. (Banks)	1,098	17,107
Hancock Holding Co. (Banks)	1,281	38,712
Hudson City Bancorp, Inc. (Savings & Loans)	6,954	59,457
Huntington Bancshares, Inc. (Banks)	12,627	87,884
IBERIABANK Corp. (Banks)	366	18,845
International Bancshares Corp. (Banks)	732	14,311
J.P. Morgan Chase & Co. (Banks)	55,998	2,634,705
KeyCorp (Banks)	13,725	129,015
M&T Bank Corp. (Banks)	1,830	187,923
MB Financial, Inc. (Banks)	732	16,375
National Penn Bancshares, Inc. (Banks)	1,830	17,843
New York Community Bancorp (Savings & Loans)	6,405	85,506
Old National Bancorp (Banks)	1,464	19,559
PacWest Bancorp (Banks)	549	15,087
Park National Corp. (Banks)	183	11,977
People’s United Financial, Inc. (Savings & Loans)	5,124	63,076
PNC Financial Services Group (Banks)	7,869	486,303
Popular, Inc.* (Banks)	1,464	39,294
PrivateBancorp, Inc. (Banks)	915	15,711
Prosperity Bancshares, Inc. (Banks)	732	33,021
Provident Financial Services, Inc. (Savings & Loans)	732	10,856
Regions Financial Corp. (Banks)	20,862	162,306
Signature Bank* (Banks)	732	54,117
SunTrust Banks, Inc. (Banks)	7,869	223,244
Susquehanna Bancshares, Inc. (Banks)	2,745	31,348
SVB Financial Group* (Banks)	732	48,583
Synovus Financial Corp. (Banks)	11,529	29,745
TCF Financial Corp. (Banks)	2,379	32,497
Texas Capital Bancshares, Inc.* (Banks)	549	22,729
TFS Financial Corp.* (Savings & Loans)	1,098	11,233
Trustmark Corp. (Banks)	915	21,164
U.S. Bancorp (Banks)	27,633	914,651
UMB Financial Corp. (Banks)	549	24,304
Umpqua Holdings Corp. (Banks)	1,647	20,818
United Bankshares, Inc. (Banks)	732	18,659
Valley National Bancorp (Banks)	2,928	28,665
Washington Federal, Inc. (Savings & Loans)	1,647	28,971
Webster Financial Corp. (Banks)	1,098	24,431
Wells Fargo & Co. (Banks)	72,102	2,511,312
Westamerica Bancorp (Banks)	366	16,258
Wintrust Financial Corp. (Banks)	549	20,351
Zions Bancorp (Banks)	2,745	64,013
TOTAL COMMON STOCKS (Cost $7,772,158)		13,142,129

Repurchase Agreements(a)(b) (19.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $3,675,006	$3,675,000	$3,675,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,675,000)		3,675,000
TOTAL INVESTMENT SECURITIES (Cost $11,447,158)—90.2%		16,817,129
Net other assets (liabilities)—9.8%		1,821,630
NET ASSETS—100.0%		$18,638,759

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $2,797,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$8,070,383	$21,091
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Banks Index	6,745,805	34,134
		$55,225

Banks UltraSector ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Banks	$12,806,728	68.7%
Savings & Loans	335,401	1.8%
Other**	5,496,630	29.5%
Total	$18,638,759	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

104 :: Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks (74.3%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	6,248	$546,263
Airgas, Inc. (Chemicals)	2,112	201,147
Albemarle Corp. (Chemicals)	2,640	161,858
Alcoa, Inc. (Mining)	31,416	277,717
Allegheny Technologies, Inc. (Iron/Steel)	3,168	100,267
Allied Nevada Gold Corp.* (Mining)	2,376	56,287
Alpha Natural Resources, Inc.* (Coal)	6,512	57,696
Arch Coal, Inc. (Coal)	6,248	44,486
Ashland, Inc. (Chemicals)	2,200	172,722
Avery Dennison Corp. (Household Products/Wares)	2,904	111,833
Cabot Corp. (Chemicals)	1,760	65,877
Carpenter Technology Corp. (Iron/Steel)	1,320	69,076
Celanese Corp.—Series A (Chemicals)	4,664	218,648
CF Industries Holdings, Inc. (Chemicals)	1,848	423,506
Chemtura Corp.* (Chemicals)	2,904	68,883
Cliffs Natural Resources, Inc. (Iron/Steel)	4,224	157,597
Coeur d’Alene Mines Corp.* (Mining)	2,640	57,288
Commercial Metals Co. (Metal Fabricate/Hardware)	3,432	57,143
Compass Minerals International, Inc. (Mining)	968	69,744
CONSOL Energy, Inc. (Coal)	6,688	209,602
Cytec Industries, Inc. (Chemicals)	1,320	96,756
Domtar Corp. (Forest Products & Paper)	1,056	87,891
E.I. du Pont de Nemours & Co. (Chemicals)	27,456	1,302,786
Eastman Chemical Co. (Chemicals)	4,488	319,321
FMC Corp. (Chemicals)	4,048	248,831
Freeport-McMoRan Copper & Gold, Inc. (Mining)	27,896	983,335
Fuller (H.B.) Co. (Chemicals)	1,496	58,464
Hecla Mining Co. (Mining)	8,360	43,890
Huntsman Corp. (Chemicals)	5,632	99,292
International Flavors & Fragrances, Inc. (Chemicals)	2,376	167,342
International Paper Co. (Forest Products & Paper)	12,936	535,809
Intrepid Potash, Inc. (Chemicals)	1,584	36,907
Kaiser Aluminum Corp. (Mining)	528	32,820
LyondellBasell Industries N.V.—Class A (Chemicals)	11,176	708,781
Minerals Technologies, Inc. (Chemicals)	1,056	43,687
Molycorp, Inc.* (Mining)	2,816	20,782
NewMarket Corp. (Chemicals)	352	89,816
Newmont Mining Corp. (Mining)	14,608	627,561
Nucor Corp. (Iron/Steel)	9,328	429,182
Olin Corp. (Chemicals)	2,376	55,266
Peabody Energy Corp. (Coal)	7,920	199,188
PolyOne Corp. (Chemicals)	2,640	57,658
Polypore International, Inc.* (Miscellaneous Manufacturing)	1,408	54,335
PPG Industries, Inc. (Chemicals)	4,224	582,363
Praxair, Inc. (Chemicals)	8,712	961,543
Reliance Steel & Aluminum Co. (Iron/Steel)	2,200	142,384
Resolute Forest Products, Inc.* (Forest Products & Paper)	2,992	40,811
Rockwood Holdings, Inc. (Chemicals)	2,288	125,222
Royal Gold, Inc. (Mining)	1,936	144,561
RPM, Inc. (Chemicals)	3,872	120,845
Schulman (A.), Inc. (Chemicals)	880	28,292
Sensient Technologies Corp. (Chemicals)	1,496	56,998
Sigma-Aldrich Corp. (Chemicals)	3,520	272,202
Steel Dynamics, Inc. (Iron/Steel)	6,424	97,709
Stillwater Mining Co.* (Mining)	3,432	46,195
The Dow Chemical Co. (Chemicals)	35,288	1,136,274
The Mosaic Co. (Chemicals)	8,184	501,270
United States Steel Corp. (Iron/Steel)	4,224	94,406
W.R. Grace & Co.* (Chemicals)	2,112	151,642
Walter Energy, Inc. (Coal)	1,848	69,392
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,584	43,528
TOTAL COMMON STOCKS (Cost $8,239,788)		14,042,977

Repurchase Agreements(a)(b) (29.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $5,626,009	$5,626,000	$5,626,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,626,000)		5,626,000
TOTAL INVESTMENT SECURITIES (Cost $13,865,788)—104.0%		19,668,977
Net other assets (liabilities)—(4.0)%		(753,775)
NET ASSETS—100.0%		$18,915,202

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $3,067,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Basic Materials Index	$6,720,925	$(117,201)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic Materials Index	7,599,362	(116,923)
		$(234,124)

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Basic Materials UltraSector ProFund :: 105

Basic Materials UltraSector ProFund invested in the following industries as of January 31, 2013:

		% of
	Value	Net Assets
Chemicals	$9,080,462	48.0%
Coal	580,364	3.1%
Forest Products & Paper	664,511	3.5%
Household Products/Wares	111,833	0.6%
Iron/Steel	1,090,621	5.8%
Metal Fabricate/Hardware	100,671	0.5%
Mining	2,360,180	12.5%
Miscellaneous Manufacturing	54,335	0.3%
Other**	4,872,225	25.7%
Total	$18,915,202	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

106 :: Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks (55.8%)

	Shares	Value
AbbVie, Inc. (Pharmaceuticals)	200,032	$7,339,174
Acorda Therapeutics, Inc.* (Biotechnology)	4,935	142,523
Alexion Pharmaceuticals, Inc.* (Biotechnology)	24,675	2,319,203
Amgen, Inc. (Biotechnology)	97,055	8,294,320
Arena Pharmaceuticals, Inc.* (Biotechnology)	27,636	233,248
Biogen Idec, Inc.* (Biotechnology)	29,939	4,672,879
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	15,792	866,824
Celgene Corp.* (Biotechnology)	53,627	5,306,928
Charles River Laboratories International, Inc.* (Biotechnology)	6,251	258,291
Cubist Pharmaceuticals, Inc.* (Biotechnology)	8,225	354,004
Gilead Sciences, Inc.* (Biotechnology)	191,478	7,553,807
Illumina, Inc.* (Biotechnology)	15,463	782,892
Incyte Corp.* (Biotechnology)	16,450	302,351
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	12,831	186,434
Life Technologies Corp.* (Biotechnology)	21,714	1,404,679
Medivation, Inc.* (Pharmaceuticals)	9,541	518,649
Myriad Genetics, Inc.* (Biotechnology)	10,199	275,985
Nektar Therapeutics* (Pharmaceuticals)	14,476	124,059
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	9,212	714,114
PDL BioPharma, Inc. (Biotechnology)	17,766	122,230
Pharmacyclics, Inc.* (Pharmaceuticals)	6,251	433,382
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	9,541	1,659,562
Seattle Genetics, Inc.* (Biotechnology)	13,160	387,562
Techne Corp. (Healthcare-Products)	4,277	306,575
United Therapeutics Corp.* (Biotechnology)	5,922	319,137
Vertex Pharmaceuticals, Inc.* (Biotechnology)	27,307	1,222,807
TOTAL COMMON STOCKS (Cost $37,060,380)		46,101,619

Repurchase Agreements(a)(b) (42.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $34,780,057	$34,780,000	$34,780,000
TOTAL REPURCHASE AGREEMENTS (Cost $34,780,000)		34,780,000
TOTAL INVESTMENT SECURITIES (Cost $71,840,380)—97.9%		80,881,619
Net other assets (liabilities)—2.1%		1,694,798
NET ASSETS—100.0%		$82,576,417

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $13,421,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$38,958,817	$505,392
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Biotechnology Index	38,815,690	473,243
		$978,635

Biotechnology UltraSector ProFund invested in the following industries as of January 31, 2013:

		% of
	Value	Net Assets
Biotechnology	$35,612,408	43.1%
Healthcare-Products	306,575	0.4%
Pharmaceuticals	10,182,636	12.3%
Other**	36,474,798	44.2%
Total	$82,576,417	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Consumer Goods UltraSector ProFund :: 107

Common Stocks (58.9%)

	Shares	Value
Activision Blizzard, Inc. (Software)	308	$3,508
Altria Group, Inc. (Agriculture)	1,484	49,981
Archer-Daniels-Midland Co. (Agriculture)	483	13,780
Avon Products, Inc. (Cosmetics/Personal Care)	315	5,349
B&G Foods, Inc.—Class A (Food)	35	1,110
Beam, Inc. (Beverages)	119	7,299
BorgWarner, Inc.* (Auto Parts & Equipment)	84	6,231
Briggs & Stratton Corp. (Machinery-Diversified)	35	831
Brown-Forman Corp. (Beverages)	112	7,246
Brunswick Corp. (Leisure Time)	63	2,278
Bunge, Ltd. (Agriculture)	105	8,364
Campbell Soup Co. (Food)	133	4,882
Carter’s, Inc.* (Apparel)	35	2,108
Church & Dwight, Inc. (Household Products/Wares)	105	6,068
Clorox Co. (Household Products/Wares)	98	7,684
Coach, Inc. (Apparel)	210	10,709
Coca-Cola Co. (Beverages)	2,821	105,055
Coca-Cola Enterprises, Inc. (Beverages)	196	6,835
Colgate-Palmolive Co. (Cosmetics/Personal Care)	322	34,573
ConAgra Foods, Inc. (Food)	301	9,840
Constellation Brands, Inc.* (Beverages)	112	3,624
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	49	1,248
Crocs, Inc.* (Apparel)	70	1,040
D.R. Horton, Inc. (Home Builders)	203	4,803
Dana Holding Corp. (Auto Parts & Equipment)	105	1,688
Darling International, Inc.* (Environmental Control)	84	1,417
Dean Foods Co.* (Food)	133	2,435
Deckers Outdoor Corp.* (Apparel)	28	1,119
Dr. Pepper Snapple Group, Inc. (Beverages)	154	6,941
Electronic Arts, Inc.* (Software)	224	3,523
Energizer Holdings, Inc. (Electrical Components & Equipment)	42	3,654
Flowers Foods, Inc. (Food)	84	2,258
Ford Motor Co. (Auto Manufacturers)	2,793	36,169
Fossil, Inc.* (Distribution/Wholesale)	42	4,434
Fresh Del Monte Produce, Inc. (Food)	28	738
General Mills, Inc. (Food)	469	19,670
General Motors Co.* (Auto Manufacturers)	560	15,730
Gentex Corp. (Electronics)	105	2,009
Genuine Parts Co. (Distribution/Wholesale)	112	7,619
Green Mountain Coffee Roasters, Inc.* (Beverages)	91	4,143
Hanesbrands, Inc.* (Apparel)	70	2,624
Harley-Davidson, Inc. (Leisure Time)	168	8,807
Harman International Industries, Inc. (Home Furnishings)	49	2,194
Hasbro, Inc. (Toys/Games/Hobbies)	84	3,139
Heinz (H.J.) Co. (Food)	238	14,430
Herbalife, Ltd. (Pharmaceuticals)	77	2,797
Herman Miller, Inc. (Office Furnishings)	42	1,037
Hillshire Brands Co. (Food)	91	2,819
HNI Corp. (Office Furnishings)	35	1,105
Hormel Foods Corp. (Food)	98	3,392
Iconix Brand Group, Inc.* (Apparel)	49	1,178
Ingredion, Inc. (Food)	56	3,700
Jarden Corp.* (Household Products/Wares)	56	3,295
Johnson Controls, Inc. (Auto Parts & Equipment)	504	15,670
Kellogg Co. (Food)	182	10,647
Kimberly-Clark Corp. (Household Products/Wares)	287	25,690
Kraft Foods Group, Inc. (Food)	434	20,059
Lancaster Colony Corp. (Food)	14	1,000
Lear Corp. (Auto Parts & Equipment)	70	3,431
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	105	3,091
Lennar Corp.—Class A (Home Builders)	119	4,943
LKQ Corp.* (Distribution/Wholesale)	217	4,859
Lorillard, Inc. (Agriculture)	294	11,487
M.D.C. Holdings, Inc. (Home Builders)	28	1,101
Mattel, Inc. (Toys/Games/Hobbies)	252	9,483
McCormick & Co., Inc. (Food)	98	6,110
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	147	11,172
Michael Kors Holdings, Ltd.* (Retail)	84	4,715
Mohawk Industries, Inc.* (Textiles)	42	4,270
Molson Coors Brewing Co.—Class B (Beverages)	112	5,060
Mondelez International, Inc.—Class A (Food)	1,302	36,182
Monsanto Co. (Chemicals)	392	39,729
Monster Beverage Corp.* (Beverages)	112	5,365
Newell Rubbermaid, Inc. (Housewares)	210	4,931
NIKE, Inc.—Class B (Apparel)	532	28,754
Nu Skin Enterprises, Inc. (Retail)	42	1,779
PepsiCo, Inc. (Beverages)	1,134	82,612
Philip Morris International, Inc. (Agriculture)	1,225	107,997
Polaris Industries, Inc. (Leisure Time)	49	4,267
Pool Corp. (Distribution/Wholesale)	35	1,604
Post Holdings, Inc.* (Food)	21	798
Procter & Gamble Co. (Cosmetics/Personal Care)	2,002	150,470
PulteGroup, Inc.* (Home Builders)	252	5,227
PVH Corp. (Retail)	49	5,825
Ralph Lauren Corp. (Apparel)	42	6,992
Reynolds American, Inc. (Agriculture)	238	10,467
Smithfield Foods, Inc.* (Food)	91	2,121
Snap-on, Inc. (Hand/Machine Tools)	42	3,403
Stanley Black & Decker, Inc. (Hand/Machine Tools)	126	9,681
Steven Madden, Ltd.* (Apparel)	28	1,290
Take-Two Interactive Software, Inc.* (Software)	63	767
Tempur-Pedic International, Inc.* (Home Furnishings)	42	1,636
Tenneco, Inc.* (Auto Parts & Equipment)	42	1,468
Tesla Motors, Inc.* (Auto Manufacturers)	49	1,838
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	175	10,663
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	182	2,504
The Hain Celestial Group, Inc.* (Food)	35	1,995
The Hershey Co. (Food)	112	8,898
The JM Smucker Co.—Class A (Food)	77	6,825
The Jones Group, Inc. (Apparel)	56	672
The Middleby Corp.* (Machinery-Diversified)	14	1,979
The Ryland Group, Inc. (Home Builders)	35	1,390
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	28	1,224

See accompanying notes to the financial statements.

108 :: Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
The Warnaco Group, Inc.* (Apparel)	28	$2,050
Thor Industries, Inc. (Home Builders)	35	1,473
TiVo, Inc.* (Home Furnishings)	91	1,214
Toll Brothers, Inc.* (Home Builders)	112	4,194
TreeHouse Foods, Inc.* (Food)	28	1,482
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	77	4,438
Tupperware Corp. (Household Products/Wares)	42	3,200
Tyson Foods, Inc.—Class A (Food)	210	4,645
Under Armour, Inc.*—Class A (Apparel)	56	2,849
Universal Corp. (Agriculture)	14	761
V.F. Corp. (Apparel)	63	9,298
Visteon Corp.* (Auto Parts & Equipment)	42	2,364
WABCO Holdings, Inc.* (Auto Parts & Equipment)	49	3,070
Whirlpool Corp. (Home Furnishings)	56	6,462
Wolverine World Wide, Inc. (Apparel)	35	1,505
TOTAL COMMON STOCKS (Cost $743,115)		1,211,656

Repurchase Agreements(a)(b) (39.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $817,001	$817,000	$817,000
TOTAL REPURCHASE AGREEMENTS (Cost $817,000)		817,000
TOTAL INVESTMENT SECURITIES (Cost $1,560,115)—98.6%		2,028,656
Net other assets (liabilities)—1.4%		29,606
NET ASSETS—100.0%		$2,058,262

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $510,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Goods Index	$1,141,298	$10,131
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Goods Index	738,418	10,233
		$20,364

Consumer Goods UltraSector ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Agriculture	$202,837	9.9%
Apparel	72,188	3.6%
Auto Manufacturers	53,737	2.7%
Auto Parts & Equipment	42,112	2.1%
Beverages	234,180	11.2%
Chemicals	39,729	1.9%
Cosmetics/Personal Care	201,055	9.8%
Distribution/Wholesale	18,516	0.9%
Electrical Components & Equipment	3,654	0.2%
Electronics	2,009	0.1%
Environmental Control	1,417	0.1%
Food	166,036	8.0%
Hand/Machine Tools	13,084	0.7%
Home Builders	23,131	1.1%
Home Furnishings	11,506	0.6%
Household Products/Wares	47,161	2.3%
Housewares	4,931	0.2%
Leisure Time	15,352	0.7%
Machinery-Diversified	2,810	0.1%
Miscellaneous Manufacturing	3,091	0.2%
Office Furnishings	2,142	0.1%
Pharmaceuticals	13,969	0.7%
Retail	12,319	0.6%
Software	7,798	0.3%
Textiles	4,270	0.2%
Toys/Games/Hobbies	12,622	0.6%
Other**	846,606	41.1%
Total	$2,058,262	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 109

Common Stocks (56.1%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	230	$6,820
Abercrombie & Fitch Co.—Class A (Retail)	276	13,800
Acxiom Corp.* (Software)	230	4,078
Advance Auto Parts, Inc. (Retail)	230	16,910
Aeropostale, Inc.* (Retail)	276	3,734
Alaska Air Group, Inc.* (Airlines)	230	10,610
Amazon.com, Inc.* (Internet)	1,196	317,539
AMC Networks, Inc.*—Class A (Media)	184	10,482
American Eagle Outfitters, Inc. (Retail)	598	12,086
AmerisourceBergen Corp. (Pharmaceuticals)	782	35,479
ANN, Inc.* (Retail)	184	5,675
Apollo Group, Inc.*—Class A (Commercial Services)	322	6,511
Arbitron, Inc. (Commercial Services)	92	4,315
Ascena Retail Group, Inc.* (Retail)	414	7,017
AutoNation, Inc.* (Retail)	138	6,693
AutoZone, Inc.* (Retail)	138	51,019
Avis Budget Group, Inc.* (Commercial Services)	368	7,923
Bally Technologies, Inc.* (Entertainment)	138	6,646
Bed Bath & Beyond, Inc.* (Retail)	782	45,903
Best Buy Co., Inc. (Retail)	874	14,211
Big Lots, Inc.* (Retail)	184	5,916
Bob Evans Farms, Inc. (Retail)	92	4,073
Brinker International, Inc. (Retail)	230	7,530
Cabela’s, Inc.* (Retail)	138	7,124
Cablevision Systems Corp. NY—Class A (Media)	736	10,775
Cardinal Health, Inc. (Pharmaceuticals)	1,150	50,382
CarMax, Inc.* (Retail)	782	30,826
Carnival Corp.—Class A (Leisure Time)	1,472	56,996
Casey’s General Stores, Inc. (Retail)	138	7,553
CBS Corp.—Class B (Media)	1,978	82,522
Charter Communications, Inc.*—A (Media)	138	10,760
Chemed Corp. (Commercial Services)	46	3,475
Chico’s FAS, Inc. (Retail)	552	9,897
Chipotle Mexican Grill, Inc.* (Retail)	92	28,245
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	92	3,316
Cinemark Holdings, Inc. (Entertainment)	322	9,061
Comcast Corp.—Class A (Media)	8,924	339,827
Copart, Inc.* (Retail)	368	13,215
Costco Wholesale Corp. (Retail)	1,426	145,937
Cracker Barrel Old Country Store, Inc. (Retail)	92	5,963
CVS Caremark Corp. (Retail)	4,186	214,323
Darden Restaurants, Inc. (Retail)	414	19,251
Delta Air Lines, Inc.* (Airlines)	2,852	39,613
DeVry, Inc. (Commercial Services)	184	4,631
Dick’s Sporting Goods, Inc. (Retail)	322	15,324
Dillards, Inc.—A (Multiline Retail)	92	7,766
DIRECTV*—Class A (Media)	2,024	103,507
Discovery Communications, Inc.*—Class A (Media)	782	54,255
DISH Network Corp.—A (Media)	782	29,145
Dolby Laboratories, Inc.—A (Electronic Equipment, Instruments & Components)	184	5,945
Dollar General Corp.* (Retail)	874	40,396
Dollar Tree, Inc.* (Retail)	782	31,272
Domino’s Pizza, Inc. (Retail)	184	8,569
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	230	4,004
DSW, Inc.—A (Retail)	92	6,158
Dun & Bradstreet Corp. (Software)	138	11,253
Dunkin’ Brands Group, Inc. (Food)	230	8,397
eBay, Inc.* (Internet)	3,910	218,686
Expedia, Inc. (Internet)	322	21,011
Express, Inc.* (Retail)	276	5,073
FactSet Research Systems, Inc. (Media)	138	12,768
Family Dollar Stores, Inc. (Retail)	322	18,257
Foot Locker, Inc. (Retail)	506	17,381
GameStop Corp.—Class A (Retail)	414	9,605
Gannett Co., Inc. (Media)	782	15,351
Genesco, Inc.* (Retail)	92	5,734
GNC Holdings, Inc.—A (Retail)	230	8,266
Group 1 Automotive, Inc. (Retail)	92	6,232
GUESS?, Inc. (Retail)	184	4,985
H & R Block, Inc. (Commercial Services)	920	20,947
Harris Teeter Supermarkets, Inc. (Food)	184	7,634
Hertz Global Holdings, Inc.* (Commercial Services)	1,012	18,499
Hillenbrand, Inc. (Commercial Services)	230	5,693
HSN, Inc. (Retail)	138	8,225
Hyatt Hotels Corp.*—A (Lodging)	184	7,373
IHS, Inc.*—A (Professional Services)	184	18,934
International Game Technology (Entertainment)	874	13,434
J.C. Penney Co., Inc. (Retail)	460	9,352
Jack in the Box, Inc.* (Retail)	138	4,006
JetBlue Airways Corp.* (Airlines)	782	4,543
John Wiley & Sons, Inc. (Media)	138	5,285
Kohls Corp. (Retail)	690	31,940
Kroger Co. (Food)	1,702	47,145
Lamar Advertising Co.*—Class A (Advertising)	184	7,846
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	1,196	66,078
Liberty Global, Inc.*—Class A (Media)	828	56,544
Liberty Media Corp.* (Media)	368	41,036
Liberty Media Holding Corp.—Interactive Series A* (Internet)	1,748	37,162
Liberty Ventures* (Internet)	92	6,866
Life Time Fitness, Inc.* (Leisure Time)	138	7,001
Live Nation, Inc.* (Commercial Services)	460	4,720
Lowe’s Cos., Inc. (Retail)	3,772	144,053
Macy’s, Inc. (Retail)	1,334	52,706
Madison Square Garden, Inc.*—A (Entertainment)	184	9,572
Marriott International, Inc.—Class A (Lodging)	828	33,109
Marriott Vacations Worldwide Corp.* (Entertainment)	92	4,083
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	92	3,014
McDonald’s Corp. (Retail)	3,358	319,984
McGraw-Hill Cos., Inc. (Media)	920	52,918
McKesson Corp. (Pharmaceuticals)	782	82,289
Meredith Corp. (Media)	138	5,004
MGM Resorts International* (Hotels, Restaurants & Leisure)	1,242	15,860
Morningstar, Inc. (Media)	92	6,227
Neilsen Holdings N.V.* (Media)	414	13,459
Netflix, Inc.* (Internet)	184	30,404

See accompanying notes to the financial statements.

110  :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
News Corp.—Class A (Media)	6,762	$187,578
Nordstrom, Inc. (Retail)	506	27,946
Omnicare, Inc. (Pharmaceuticals)	368	14,334
Omnicom Group, Inc. (Advertising)	874	47,440
OpenTable, Inc.* (Internet)	92	4,847
O’Reilly Automotive, Inc.* (Retail)	368	34,095
Orient-Express Hotels, Ltd.*—Class A (Lodging)	276	3,207
Panera Bread Co.*—Class A (Hotels, Restaurants & Leisure)	92	14,703
Papa John’s International, Inc.* (Retail)	46	2,581
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	230	11,192
PetSmart, Inc. (Retail)	368	24,071
Pier 1 Imports, Inc. (Retail)	368	7,982
Priceline.com, Inc.* (Internet)	184	126,126
Regal Entertainment Group—A (Media)	276	4,121
Regis Corp. (Retail)	184	3,266
Rent-A-Center, Inc. (Commercial Services)	184	6,565
Rite Aid Corp.* (Food)	2,392	3,827
Rollins, Inc. (Commercial Services)	230	5,686
Ross Stores, Inc. (Retail)	736	43,939
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	460	16,652
Safeway, Inc. (Food)	782	15,054
Saks, Inc.* (Retail)	322	3,481
Sally Beauty Holdings, Inc.* (Retail)	506	13,429
Scholastic Corp. (Media)	92	2,729
Scripps Networks Interactive—Class A (Media)	276	17,049
Sears Holdings Corp. (Multiline Retail)	138	6,479
Service Corp. International (Diversified Consumer Services)	690	10,302
Shutterfly, Inc.* (Internet)	92	3,043
Signet Jewelers, Ltd. (Retail)	276	17,272
Sirius XM Radio, Inc. (Media)	10,994	34,521
Six Flags Entertainment Corp. (Entertainment)	184	11,581
Sotheby’s—Class A (Commercial Services)	230	8,262
Southwest Airlines Co. (Airlines)	2,484	27,846
Staples, Inc. (Retail)	2,254	30,384
Starbucks Corp. (Retail)	2,484	139,402
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	644	39,549
Starz - Liberty Capital* (Media)	368	5,866
Sysco Corp. (Food)	1,978	62,841
Target Corp. (Retail)	2,162	130,606
The Buckle, Inc. (Retail)	92	4,304
The Cato Corp.—Class A (Retail)	92	2,536
The Cheesecake Factory, Inc. (Retail)	184	6,101
The Children’s Place Retail Stores, Inc.* (Retail)	92	4,585
The Fresh Market, Inc.* (Food)	138	6,747
The Gap, Inc. (Retail)	1,012	33,072
The Home Depot, Inc. (Retail)	5,014	335,538
The Interpublic Group of Cos., Inc. (Advertising)	1,426	17,269
The Limited, Inc. (Retail)	782	37,552
The Men’s Wearhouse, Inc. (Retail)	138	4,188
The New York Times Co.*—Class A (Media)	414	3,668
The Wendy’s Co. (Retail)	966	4,965
Tiffany & Co. (Retail)	414	27,221
Time Warner Cable, Inc. (Media)	1,012	90,412
Time Warner, Inc. (Media)	3,174	160,350
TJX Cos., Inc. (Retail)	2,438	110,149
Tractor Supply Co. (Retail)	230	23,844
TripAdvisor, Inc.* (Internet)	368	17,031
Ulta Salon, Cosmetics & Fragrance, Inc. (Retail)	184	17,999
United Continental Holdings, Inc.* (Airlines)	1,104	26,662
United Natural Foods, Inc.* (Food)	184	9,932
Urban Outfitters, Inc.* (Retail)	368	15,747
US Airways Group, Inc.* (Airlines)	552	7,883
Vail Resorts, Inc. (Entertainment)	138	7,293
Valassis Communications, Inc. (Commercial Services)	138	3,872
ValueClick, Inc.* (Internet)	230	4,708
VCA Antech, Inc.* (Pharmaceuticals)	276	5,962
Viacom, Inc.—Class B (Media)	1,564	94,387
Vitamin Shoppe, Inc.* (Retail)	92	5,619
Walgreen Co. (Retail)	2,898	115,804
Wal-Mart Stores, Inc. (Retail)	5,612	392,559
Walt Disney Co. (Media)	5,934	319,724
Washington Post Co.—Class B (Media)	46	17,741
WebMD Health Corp.* (Internet)	184	3,042
Weight Watchers International, Inc. (Diversified Consumer Services)	92	4,919
Whole Foods Market, Inc. (Food)	598	57,558
Williams-Sonoma, Inc. (Retail)	276	12,144
WMS Industries, Inc.* (Leisure Time)	184	4,554
Wyndham Worldwide Corp. (Lodging)	460	25,663
Wynn Resorts, Ltd. (Lodging)	276	34,561
YUM! Brands, Inc. (Retail)	1,518	98,579
TOTAL COMMON STOCKS (Cost $5,007,715)		6,917,245

Repurchase Agreements(a)(b) (44.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $5,429,009	$5,429,000	$5,429,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,429,000)		5,429,000
TOTAL INVESTMENT SECURITIES (Cost $10,436,715)—100.2%		12,346,245
Net other assets (liabilities)—(0.2)%		(22,729)
NET ASSETS—100.0%		$12,323,516

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $2,532,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 111

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Services Index	$6,200,177	$19,430
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Services Index	5,488,793	27,353
		$46,783

Consumer Services UltraSector ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Advertising	$72,555	0.6%
Airlines	117,157	0.8%
Commercial Services	107,919	0.9%
Diversified Consumer Services	15,221	0.1%
Electronic Equipment, Instruments & Components	5,945	NM
Entertainment	65,674	0.6%
Food	219,135	1.8%
Hotels, Restaurants & Leisure	127,801	1.0%
Internet	790,465	6.5%
Leisure Time	68,551	0.6%
Lodging	143,462	1.2%
Media	1,788,011	14.4%
Miscellaneous Manufacturing	3,014	NM
Multiline Retail	14,245	0.1%
Pharmaceuticals	188,446	1.6%
Professional Services	18,934	0.2%
Retail	3,155,379	25.6%
Software	15,331	0.1%
Other**	5,406,271	43.9%
Total	$12,323,516	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

112 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks (59.2%)

	Shares	Value
ACE, Ltd. (Insurance)	882	$75,261
Affiliated Managers Group, Inc.* (Diversified Financial Services)	98	14,105
AFLAC, Inc. (Insurance)	1,176	62,399
Alexander & Baldwin, Inc.* (Real Estate)	98	3,293
Alexandria Real Estate Equities, Inc. (REIT)	196	14,210
Allied World Assurance Co. Holdings, Ltd. (Insurance)	98	8,313
Allstate Corp. (Insurance)	1,176	51,626
American Campus Communities, Inc. (REIT)	294	13,692
American Capital Agency Corp. (REIT)	882	27,898
American Express Co. (Diversified Financial Services)	2,352	138,322
American Financial Group, Inc. (Insurance)	196	8,342
American International Group, Inc.* (Insurance)	3,626	137,171
American Tower Corp. (REIT)	980	74,628
Ameriprise Financial, Inc. (Diversified Financial Services)	490	32,497
Annaly Mortgage Management, Inc. (REIT)	2,450	36,432
Aon PLC (Insurance)	784	45,268
Apartment Investment and Management Co.—Class A (REIT)	392	10,694
Arch Capital Group, Ltd.* (Insurance)	294	13,647
Argo Group International Holdings, Ltd. (Insurance)	98	3,537
ARMOUR Residential REIT, Inc. (REIT)	784	5,629
Arthur J. Gallagher & Co. (Insurance)	294	10,863
Aspen Insurance Holdings, Ltd. (Insurance)	196	6,686
Associated Banc-Corp. (Banks)	392	5,594
Assurant, Inc. (Insurance)	196	7,495
Assured Guaranty, Ltd. (Insurance)	490	8,884
Astoria Financial Corp. (Savings & Loans)	196	1,909
AvalonBay Communities, Inc. (REIT)	294	38,158
Axis Capital Holdings, Ltd. (Insurance)	294	11,251
BancorpSouth, Inc. (Banks)	196	2,842
Bank of America Corp. (Banks)	26,558	300,637
Bank of Hawaii Corp. (Banks)	98	4,713
Bank of New York Mellon Corp. (Banks)	2,842	77,189
BB&T Corp. (Banks)	1,764	53,414
Berkshire Hathaway, Inc.*—Class B (Insurance)	4,508	436,961
BioMed Realty Trust, Inc. (REIT)	392	7,977
BlackRock, Inc. (Diversified Financial Services)	294	69,466
BOK Financial Corp. (Banks)	98	5,493
Boston Properties, Inc. (REIT)	392	41,270
Brandywine Realty Trust (REIT)	392	4,990
BRE Properties, Inc.—Class A (REIT)	196	9,972
Brown & Brown, Inc. (Insurance)	294	8,038
Camden Property Trust (REIT)	196	13,600
Capital One Financial Corp. (Banks)	1,470	82,790
CapitalSource, Inc. (Banks)	490	3,974
Capitol Federal Financial, Inc. (Savings & Loans)	392	4,606
Cash America International, Inc. (Retail)	98	4,695
Cathay Bancorp, Inc. (Banks)	196	3,804
CBL & Associates Properties, Inc. (REIT)	392	8,424
CBOE Holdings, Inc. (Diversified Financial Services)	196	6,640
CBRE Group, Inc.*—Class A (Real Estate)	784	16,919
Chimera Investment Corp. (REIT)	2,548	7,771
Cincinnati Financial Corp. (Insurance)	392	16,636
CIT Group, Inc.* (Banks)	490	20,752
Citigroup, Inc. (Banks)	7,252	305,744
City National Corp. (Banks)	98	5,190
CME Group, Inc. (Diversified Financial Services)	784	45,347
CNO Financial Group, Inc. (Insurance)	588	6,039
Colonial Properties Trust (REIT)	196	4,294
Comerica, Inc. (Banks)	490	16,836
Commerce Bancshares, Inc. (Banks)	196	7,360
CommonWealth REIT (REIT)	196	3,222
Corporate Office Properties Trust (REIT)	196	5,186
Cullen/Frost Bankers, Inc. (Banks)	196	11,542
CYS Investments, Inc. (REIT)	392	5,096
DCT Industrial Trust, Inc. (REIT)	686	4,843
DDR Corp. (REIT)	588	9,755
DiamondRock Hospitality Co. (REIT)	490	4,469
Digital Realty Trust, Inc. (REIT)	294	19,966
Discover Financial Services (Diversified Financial Services)	1,274	48,909
Douglas Emmett, Inc. (REIT)	294	6,856
Duke Realty Corp. (REIT)	784	12,081
DuPont Fabros Technology, Inc. (REIT)	196	4,633
E*TRADE Financial Corp.* (Diversified Financial Services)	588	6,239
East West Bancorp, Inc. (Banks)	392	9,192
EastGroup Properties, Inc. (REIT)	98	5,492
Eaton Vance Corp. (Diversified Financial Services)	294	10,643
Endurance Specialty Holdings, Ltd. (Insurance)	98	4,206
EPR Properties (REIT)	98	4,592
Equifax, Inc. (Commercial Services)	294	17,258
Equity Lifestyle Properties, Inc. (REIT)	98	7,017
Equity Residential (REIT)	784	43,426
Erie Indemnity Co.—Class A (Insurance)	98	6,991
Essex Property Trust, Inc. (REIT)	98	15,070
Everest Re Group, Ltd. (Insurance)	98	11,349
Extra Space Storage, Inc. (REIT)	294	11,713
EZCORP, Inc.*—Class A (Retail)	98	2,176
F.N.B. Corp. (Banks)	392	4,543
Federal Realty Investment Trust (REIT)	196	20,747
Federated Investors, Inc.—Class B (Diversified Financial Services)	196	4,637
Fidelity National Title Group, Inc.—Class A (Insurance)	490	12,299
Fifth Third Bancorp (Banks)	2,254	36,718
First American Financial Corp. (Insurance)	294	7,024
First Financial Bankshares, Inc. (Banks)	98	4,024
First Horizon National Corp. (Banks)	589	6,011
First Midwest Bancorp, Inc. (Banks)	196	2,483
First Niagara Financial Group, Inc. (Savings & Loans)	882	6,915
First Republic Bank (Banks)	196	6,995
FirstMerit Corp. (Banks)	294	4,478
Forest City Enterprises, Inc.*—Class A (Real Estate)	294	4,972
Franklin Resources, Inc. (Diversified Financial Services)	294	40,243
Franklin Street Properties Corp. (REIT)	196	2,548
Fulton Financial Corp. (Banks)	490	5,336
General Growth Properties, Inc. (REIT)	1,078	21,043

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 113

Common Stocks, continued

	Shares	Value
Genworth Financial, Inc.*—Class A (Insurance)	1,176	$10,784
Glacier Bancorp, Inc. (Banks)	196	3,054
Greenhill & Co., Inc. (Diversified Financial Services)	98	5,772
Hancock Holding Co. (Banks)	196	5,923
Hanover Insurance Group, Inc. (Insurance)	98	4,073
Hartford Financial Services Group, Inc. (Insurance)	1,078	26,734
Hatteras Financial Corp. (REIT)	196	5,308
HCC Insurance Holdings, Inc. (Insurance)	294	11,372
HCP, Inc. (REIT)	1,078	50,008
Health Care REIT, Inc. (REIT)	686	43,108
Healthcare Realty Trust, Inc. (REIT)	196	4,994
Highwoods Properties, Inc. (REIT)	196	7,056
Home Properties, Inc. (REIT)	98	6,024
Horace Mann Educators Corp. (Insurance)	98	2,131
Hospitality Properties Trust (REIT)	294	7,415
Host Hotels & Resorts, Inc. (REIT)	1,764	29,618
Hudson City Bancorp, Inc. (Savings & Loans)	1,176	10,055
Huntington Bancshares, Inc. (Banks)	2,156	15,006
IBERIABANK Corp. (Banks)	98	5,046
IntercontinentalExchange, Inc.* (Diversified Financial Services)	196	27,195
International Bancshares Corp. (Banks)	98	1,916
Invesco Mortgage Capital, Inc. (REIT)	294	6,380
Invesco, Ltd. (Diversified Financial Services)	1,078	29,376
J.P. Morgan Chase & Co. (Banks)	9,408	442,645
Janus Capital Group, Inc. (Diversified Financial Services)	490	4,557
Jefferies Group, Inc. (Diversified Financial Services)	294	5,859
Jones Lang LaSalle, Inc. (Real Estate)	98	9,029
Kemper Corp. (Insurance)	98	3,264
KeyCorp (Banks)	2,254	21,188
Kilroy Realty Corp. (REIT)	196	9,780
Kimco Realty Corp. (REIT)	980	20,355
LaSalle Hotel Properties (REIT)	196	5,351
Legg Mason, Inc. (Diversified Financial Services)	294	8,129
Lexington Realty Trust (REIT)	392	4,312
Liberty Property Trust (REIT)	294	11,516
Lincoln National Corp. (Insurance)	686	19,880
Loews Corp. (Insurance)	784	34,002
M&T Bank Corp. (Banks)	294	30,191
Mack-Cali Realty Corp. (REIT)	196	5,325
Marsh & McLennan Cos., Inc. (Insurance)	1,372	48,679
MasterCard, Inc.—Class A (Commercial Services)	294	152,410
MB Financial, Inc. (Banks)	98	2,192
MBIA, Inc.* (Insurance)	392	3,375
Mercury General Corp. (Insurance)	98	3,881
MetLife, Inc. (Insurance)	2,646	98,802
MFA Financial, Inc. (REIT)	882	7,929
Mid-America Apartment Communities, Inc. (REIT)	98	6,406
Montpelier Re Holdings, Ltd. (Insurance)	98	2,389
Moody’s Corp. (Commercial Services)	490	26,862
Morgan Stanley Dean Witter & Co. (Banks)	3,430	78,376
MSCI, Inc.*—Class A (Software)	294	9,920
NASDAQ Stock Market, Inc. (Diversified Financial Services)	294	8,326
National Penn Bancshares, Inc. (Banks)	294	2,867
National Retail Properties, Inc. (REIT)	294	9,414
New York Community Bancorp (Savings & Loans)	1,078	14,392
Northern Trust Corp. (Banks)	490	25,220
NYSE Euronext (Diversified Financial Services)	588	20,327
Ocwen Financial Corp.* (Diversified Financial Services)	294	11,457
Old National Bancorp (Banks)	294	3,928
Old Republic International Corp. (Insurance)	588	6,703
OMEGA Healthcare Investors, Inc. (REIT)	294	7,515
PacWest Bancorp (Banks)	98	2,693
PartnerRe, Ltd. (Insurance)	196	17,187
People’s United Financial, Inc. (Savings & Loans)	882	10,857
Piedmont Office Realty Trust, Inc.—Class A (REIT)	392	7,577
Platinum Underwriters Holdings, Ltd. (Insurance)	98	4,776
Plum Creek Timber Co., Inc. (Forest Products & Paper)	392	18,887
PNC Financial Services Group (Banks)	1,274	78,733
Popular, Inc.* (Banks)	294	7,891
Post Properties, Inc. (REIT)	98	4,754
Potlatch Corp. (REIT)	98	4,252
Principal Financial Group, Inc. (Insurance)	686	21,273
PrivateBancorp, Inc. (Banks)	196	3,365
ProAssurance Corp. (Insurance)	196	8,828
Progressive Corp. (Insurance)	1,372	30,856
Prologis, Inc. (REIT)	1,176	46,922
Prosperity Bancshares, Inc. (Banks)	98	4,421
Protective Life Corp. (Insurance)	196	6,201
Provident Financial Services, Inc. (Savings & Loans)	98	1,453
Prudential Financial, Inc. (Insurance)	1,176	68,067
Public Storage, Inc. (REIT)	392	60,341
Raymond James Financial Corp. (Diversified Financial Services)	294	13,121
Rayonier, Inc. (REIT)	294	15,829
Realty Income Corp. (REIT)	392	17,123
Redwood Trust, Inc. (REIT)	196	3,744
Regency Centers Corp. (REIT)	196	9,767
Regions Financial Corp. (Banks)	3,528	27,448
Reinsurance Group of America, Inc. (Insurance)	196	11,248
RenaissanceRe Holdings (Insurance)	98	8,393
RLJ Lodging Trust (REIT)	294	6,148
Ryman Hospitality Properties, Inc. (Lodging)	104	4,157
SEI Investments Co. (Commercial Services)	294	7,926
Selective Insurance Group, Inc. (Insurance)	98	2,010
Senior Housing Properties Trust (REIT)	392	9,443
Signature Bank* (Banks)	98	7,245
Simon Property Group, Inc. (REIT)	784	125,581
SL Green Realty Corp. (REIT)	196	15,754
SLM Corp. (Diversified Financial Services)	1,176	19,863
Sovran Self Storage, Inc. (REIT)	98	6,394
St. Joe Co.* (Real Estate)	196	4,606
StanCorp Financial Group, Inc. (Insurance)	98	3,811
Starwood Property Trust, Inc. (REIT)	294	7,538
State Street Corp. (Banks)	1,176	65,444

See accompanying notes to the financial statements.

114 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Stifel Financial Corp.* (Diversified Financial Services)	98	$3,611
Sunstone Hotel Investors, Inc.* (REIT)	294	3,402
SunTrust Banks, Inc. (Banks)	1,372	38,924
Susquehanna Bancshares, Inc. (Banks)	490	5,596
SVB Financial Group* (Banks)	98	6,504
Synovus Financial Corp. (Banks)	1,960	5,057
T. Rowe Price Group, Inc. (Diversified Financial Services)	588	42,013
Tanger Factory Outlet Centers, Inc. (REIT)	196	6,942
Taubman Centers, Inc. (REIT)	196	15,974
TCF Financial Corp. (Banks)	392	5,355
TD Ameritrade Holding Corp. (Diversified Financial Services)	588	11,401
Texas Capital Bancshares, Inc.* (Banks)	98	4,057
TFS Financial Corp.* (Savings & Loans)	196	2,005
The Charles Schwab Corp. (Diversified Financial Services)	2,744	45,358
The Chubb Corp. (Insurance)	686	55,093
The Goldman Sachs Group, Inc. (Banks)	1,078	159,393
The Howard Hughes Corp.* (Real Estate)	98	7,056
The Macerich Co. (REIT)	294	17,558
The Travelers Cos., Inc. (Insurance)	980	76,891
Torchmark Corp. (Insurance)	196	10,919
Trustmark Corp. (Banks)	196	4,533
Two Harbors Investment Corp. (REIT)	686	8,520
U.S. Bancorp (Banks)	4,606	152,459
UDR, Inc. (REIT)	588	14,047
UMB Financial Corp. (Banks)	98	4,338
Umpqua Holdings Corp. (Banks)	294	3,716
United Bankshares, Inc. (Banks)	98	2,498
UnumProvident Corp. (Insurance)	686	15,991
Validus Holdings, Ltd. (Insurance)	294	10,705
Valley National Bancorp (Banks)	490	4,797
Ventas, Inc. (REIT)	686	45,475
Visa, Inc.—Class A (Commercial Services)	1,274	201,177
Vornado Realty Trust (REIT)	392	33,108
W.R. Berkley Corp. (Insurance)	294	12,104
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	196	7,781
Washington Federal, Inc. (Savings & Loans)	294	5,171
Washington REIT (REIT)	196	5,582
Webster Financial Corp. (Banks)	196	4,361
Weingarten Realty Investors (REIT)	294	8,479
Wells Fargo & Co. (Banks)	12,054	419,841
Westamerica Bancorp (Banks)	98	4,353
Western Union Co. (Commercial Services)	1,470	20,918
Weyerhaeuser Co. (REIT)	1,372	41,325
Willis Group Holdings PLC (Insurance)	392	13,998
Wintrust Financial Corp. (Banks)	98	3,633
XL Group PLC (Insurance)	784	21,732
Zions Bancorp (Banks)	490	11,427
TOTAL COMMON STOCKS (Cost $4,450,433)		6,867,331

Repurchase Agreements(a)(b) (43.3%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $5,025,008	$5,025,000	$5,025,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,025,000)		5,025,000
TOTAL INVESTMENT SECURITIES (Cost $9,475,433)—102.5%		11,892,331
Net other assets (liabilities)—(2.5)%		(290,284)
NET ASSETS—100.0%		$11,602,047

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $2,078,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Financials Index	$5,076,583	$23,952
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Financials Index	5,455,310	17,372
		$41,324

Financials UltraSector ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Banks	$2,663,288	22.8%
Commercial Services	426,551	3.6%
Diversified Financial Services	681,194	5.9%
Forest Products & Paper	18,887	0.2%
Insurance	1,636,438	14.2%
Lodging	4,157	NM
Real Estate	45,875	0.4%
REIT	1,316,787	11.4%
Retail	6,871	0.1%
Savings & Loans	57,363	0.5%
Software	9,920	0.1%
Other**	4,734,716	40.8%
Total	$11,602,047	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 115

Common Stocks (66.6%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	7,990	$270,701
AbbVie, Inc. (Pharmaceuticals)	7,990	293,154
Acorda Therapeutics, Inc.* (Biotechnology)	170	4,910
Actavis, Inc.* (Pharmaceuticals)	680	58,745
Aetna, Inc. (Healthcare-Services)	1,700	81,991
Alere, Inc.* (Healthcare-Products)	425	9,036
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,020	95,870
Align Technology, Inc.* (Healthcare-Products)	340	10,662
Alkermes PLC* (Pharmaceuticals)	595	13,715
Allergan, Inc. (Pharmaceuticals)	1,530	160,665
Amgen, Inc. (Biotechnology)	3,910	334,148
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,105	9,326
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	850	16,898
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	255	4,692
Bard (C.R.), Inc. (Healthcare-Products)	425	43,380
Baxter International, Inc. (Healthcare-Products)	2,805	190,291
Becton, Dickinson & Co. (Healthcare-Products)	1,020	85,721
Biogen Idec, Inc.* (Biotechnology)	1,190	185,735
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	595	32,660
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	85	9,672
Boston Scientific Corp.* (Healthcare-Products)	6,970	52,066
Bristol-Myers Squibb Co. (Pharmaceuticals)	8,330	301,046
Brookdale Senior Living, Inc.* (Healthcare-Services)	510	13,775
CareFusion Corp.* (Healthcare-Products)	1,105	34,299
Celgene Corp.* (Biotechnology)	2,125	210,289
Centene Corp.* (Healthcare-Services)	255	11,006
Cepheid, Inc.* (Healthcare-Products)	340	12,315
Charles River Laboratories International, Inc.* (Biotechnology)	255	10,537
CIGNA Corp. (Healthcare-Services)	1,445	84,301
Community Health Systems, Inc. (Healthcare-Services)	425	16,290
Covance, Inc.* (Healthcare-Services)	255	17,011
Coventry Health Care, Inc. (Healthcare-Services)	680	31,164
Covidien PLC (Healthcare-Products)	2,380	148,369
Cubist Pharmaceuticals, Inc.* (Biotechnology)	340	14,634
DaVita, Inc.* (Healthcare-Services)	425	49,049
DENTSPLY International, Inc. (Healthcare-Products)	680	28,397
Edwards Lifesciences Corp.* (Healthcare-Products)	595	53,508
Eli Lilly & Co. (Pharmaceuticals)	5,185	278,383
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	595	18,838
Express Scripts Holding Co.* (Pharmaceuticals)	4,165	222,494
Forest Laboratories, Inc.* (Pharmaceuticals)	1,190	43,197
Gilead Sciences, Inc.* (Biotechnology)	7,650	301,792
Haemonetics Corp.* (Healthcare-Products)	255	10,695
HCA Holdings, Inc. (Healthcare-Services)	850	32,003
Health Management Associates, Inc.*— Class A (Healthcare-Services)	1,275	13,311
Health Net, Inc.* (Healthcare-Services)	425	11,560
Healthcare Services Group, Inc. (Commercial Services)	340	8,211
HEALTHSOUTH Corp.* (Healthcare-Services)	510	12,169
Henry Schein, Inc.* (Healthcare-Products)	425	36,695
Hill-Rom Holdings, Inc. (Healthcare-Products)	340	11,281
HMS Holdings Corp.* (Commercial Services)	425	11,586
Hologic, Inc.* (Healthcare-Products)	1,360	32,422
Hospira, Inc.* (Healthcare-Products)	850	29,002
Humana, Inc. (Healthcare-Services)	765	56,885
IDEXX Laboratories, Inc.* (Healthcare-Products)	255	24,279
Illumina, Inc.* (Biotechnology)	595	30,125
Impax Laboratories, Inc.* (Pharmaceuticals)	340	6,854
Incyte Corp.* (Biotechnology)	680	12,498
Intuitive Surgical, Inc.* (Healthcare-Products)	170	97,645
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	510	7,410
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	255	14,379
Johnson & Johnson (Healthcare-Products)	14,025	1,036,727
Laboratory Corp. of America Holdings* (Healthcare-Services)	510	45,645
Life Technologies Corp.* (Biotechnology)	850	54,987
LifePoint Hospitals, Inc.* (Healthcare-Services)	255	11,146
Magellan Health Services, Inc.* (Healthcare-Services)	170	8,721
Masimo Corp. (Healthcare-Products)	255	5,177
Medivation, Inc.* (Pharmaceuticals)	340	18,482
Mednax, Inc.* (Healthcare-Services)	255	21,818
Medtronic, Inc. (Healthcare-Products)	5,100	237,660
Merck & Co., Inc. (Pharmaceuticals)	15,385	665,401
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,040	57,671
Myriad Genetics, Inc.* (Biotechnology)	425	11,501
Nektar Therapeutics* (Pharmaceuticals)	595	5,099
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	340	26,357
Owens & Minor, Inc. (Distribution/Wholesale)	340	10,407
PAREXEL International Corp.* (Commercial Services)	340	11,509
Patterson Cos., Inc. (Healthcare-Products)	425	15,355
PDL BioPharma, Inc. (Biotechnology)	680	4,678
Perrigo Co. (Pharmaceuticals)	425	42,717
Pfizer, Inc. (Pharmaceuticals)	37,315	1,017,953
Pharmacyclics, Inc.* (Pharmaceuticals)	255	17,679
PSS World Medical, Inc.* (Healthcare-Products)	255	7,377
Quest Diagnostics, Inc. (Healthcare-Services)	765	44,332
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	255	6,497
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	340	59,140
ResMed, Inc. (Healthcare-Products)	765	33,507
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	255	12,215
Seattle Genetics, Inc.* (Biotechnology)	510	15,020

See accompanying notes to the financial statements.

116 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Sirona Dental Systems, Inc.* (Healthcare-Products)	255	$16,950
St. Jude Medical, Inc. (Healthcare-Products)	1,530	62,271
STERIS Corp. (Healthcare-Products)	255	9,621
Stryker Corp. (Healthcare-Products)	1,445	90,529
Techne Corp. (Healthcare-Products)	170	12,186
Teleflex, Inc. (Healthcare-Products)	170	12,750
Tenet Healthcare Corp.* (Healthcare-Services)	510	19,803
The Cooper Cos., Inc. (Healthcare-Products)	255	25,844
Theravance, Inc.* (Pharmaceuticals)	340	7,565
Thermo Fisher Scientific, Inc. (Electronics)	1,785	128,770
Thoratec Corp.* (Healthcare-Products)	340	12,420
United Therapeutics Corp.* (Biotechnology)	255	13,742
UnitedHealth Group, Inc. (Healthcare-Services)	5,185	286,264
Universal Health Services, Inc.—Class B (Healthcare-Services)	425	24,072
Varian Medical Systems, Inc.* (Healthcare-Products)	595	42,037
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,105	49,482
ViroPharma, Inc.* (Pharmaceuticals)	340	9,064
VIVUS, Inc.* (Pharmaceuticals)	510	6,176
Volcano Corp.* (Healthcare-Products)	255	6,385
Warner Chilcott PLC—Class A (Pharmaceuticals)	850	12,045
Waters Corp.* (Electronics)	425	38,917
WellCare Health Plans, Inc.* (Healthcare-Services)	255	12,931
WellPoint, Inc. (Healthcare-Services)	1,530	99,175
West Pharmaceutical Services, Inc. (Healthcare-Products)	170	10,066
Zimmer Holdings, Inc. (Healthcare-Products)	850	63,410
TOTAL COMMON STOCKS (Cost $6,430,081)		8,900,995

Repurchase Agreements(a)(b) (31.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $4,164,007	$4,164,000	$4,164,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,164,000)		4,164,000
TOTAL INVESTMENT SECURITIES (Cost $10,594,081)—97.8%		13,064,995
Net other assets (liabilities)—2.2%		287,609
NET ASSETS—100.0%		$13,352,604

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $2,008,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Health Care Index	$6,000,225	$72,339
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health Care Index	5,124,849	74,868
		$147,207

Health Care UltraSector ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Biotechnology	$1,444,984	10.8%
Commercial Services	31,306	0.3%
Distribution/Wholesale	10,407	0.1%
Electronics	167,687	1.3%
Healthcare-Products	2,610,335	19.5%
Healthcare-Services	1,004,422	7.5%
Pharmaceuticals	3,631,854	27.1%
Other**	4,451,609	33.4%
Total	$13,352,604	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 117

Common Stocks (63.4%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,415	$242,828
ABM Industries, Inc. (Commercial Services)	207	4,537
Acacia Research Corp.* (Media)	207	5,285
Accenture PLC—Class A (Computers)	2,415	173,614
Actuant Corp.—Class A (Miscellaneous Manufacturing)	276	8,136
Acuity Brands, Inc. (Electrical Components & Equipment)	138	9,494
Advisory Board Co.* (Commercial Services)	138	7,484
Aecom Technology Corp.* (Engineering & Construction)	414	10,586
Aegion Corp.* (Engineering & Construction)	138	3,246
AGCO Corp.* (Machinery-Diversified)	345	18,285
Agilent Technologies, Inc. (Electronics)	1,311	58,706
Air Lease Corp.* (Diversified Financial Services)	276	6,588
Alliance Data Systems Corp.* (Commercial Services)	207	32,623
Alliant Techsystems, Inc. (Aerospace/Defense)	138	8,931
Ametek, Inc. (Electrical Components & Equipment)	897	36,768
Amphenol Corp.—Class A (Electronics)	621	41,961
Anixter International, Inc. (Telecommunications)	69	4,642
Applied Industrial Technologies, Inc. (Machinery-Diversified)	138	6,066
AptarGroup, Inc. (Miscellaneous Manufacturing)	276	14,222
Arrow Electronics, Inc.* (Electronics)	414	15,906
Automatic Data Processing, Inc. (Commercial Services)	1,794	106,367
Avnet, Inc.* (Electronics)	483	17,079
Babcock & Wilcox Co. (Machinery-Diversified)	414	11,029
Ball Corp. (Packaging & Containers)	552	24,576
BE Aerospace, Inc.* (Aerospace/Defense)	414	21,317
Belden, Inc. (Electrical Components & Equipment)	138	6,645
Bemis Co., Inc. (Packaging & Containers)	414	14,772
Benchmark Electronics, Inc.* (Electronics)	207	3,635
Boeing Co. (Aerospace/Defense)	2,553	188,590
Brady Corp.—Class A (Electronics)	207	7,222
Broadridge Financial Solutions, Inc. (Software)	483	11,384
C.H. Robinson Worldwide, Inc. (Transportation)	621	41,079
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	207	13,279
Caterpillar, Inc. (Machinery-Construction & Mining)	2,484	244,401
Cintas Corp. (Textiles)	414	17,496
Clarcor, Inc. (Miscellaneous Manufacturing)	207	10,445
Clean Harbors, Inc.* (Environmental Control)	207	11,507
Cognex Corp. (Machinery-Diversified)	138	5,473
Coinstar, Inc.* (Retail)	138	7,021
Colfax Corp.* (Chemicals)	276	12,312
Convergys Corp. (Commercial Services)	414	7,046
Con-way, Inc. (Transportation)	207	6,496
CoreLogic, Inc.* (Commercial Services)	345	9,053
Corrections Corp. of America (Commercial Services)	345	13,072
CoStar Group, Inc.* (Commercial Services)	69	6,471
Covanta Holding Corp. (Energy-Alternate Sources)	483	9,525
Crane Co. (Miscellaneous Manufacturing)	207	10,408
Crown Holdings, Inc.* (Packaging & Containers)	552	20,899
CSX Corp. (Transportation)	3,864	85,124
Cummins, Inc. (Machinery-Diversified)	690	79,233
Curtiss-Wright Corp. (Aerospace/Defense)	207	7,380
Danaher Corp. (Miscellaneous Manufacturing)	2,208	132,325
Deere & Co. (Machinery-Diversified)	1,449	136,293
Deluxe Corp. (Commercial Services)	207	7,616
Donaldson Co., Inc. (Miscellaneous Manufacturing)	483	18,166
Dover Corp. (Miscellaneous Manufacturing)	690	47,734
Eagle Materials, Inc. (Building Materials)	207	13,407
Eaton Corp. (Electrical Components & Equipment)	1,725	98,239
Ecolab, Inc. (Chemicals)	966	69,938
EMCOR Group, Inc. (Engineering & Construction)	276	10,027
Emerson Electric Co. (Electrical Components & Equipment)	2,691	154,060
EnerSys* (Electrical Components & Equipment)	207	8,473
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	69	2,841
Esterline Technologies Corp.* (Aerospace/Defense)	138	9,162
Euronet Worldwide, Inc.* (Commercial Services)	207	5,065
Exelis, Inc. (Aerospace/Defense)	690	7,583
Expeditors International of Washington, Inc. (Transportation)	759	32,561
Fastenal Co. (Distribution/Wholesale)	1,035	51,419
FedEx Corp. (Transportation)	1,104	112,001
FEI Co. (Electronics)	138	8,412
Fidelity National Information Services, Inc. (Software)	966	35,848
Fiserv, Inc.* (Software)	483	38,790
FleetCor Technologies, Inc.* (IT Services)	138	8,258
FLIR Systems, Inc. (Electronics)	552	13,121
Flowserve Corp. (Machinery-Diversified)	207	32,451
Fluor Corp. (Engineering & Construction)	621	40,260
Fortune Brands Home & Security, Inc.* (Building Materials)	621	20,332
Forward Air Corp. (Transportation)	138	5,121
Foster Wheeler AG* (Engineering & Construction)	414	10,810
FTI Consulting, Inc.* (Commercial Services)	138	4,485
Gardner Denver, Inc. (Machinery-Diversified)	207	14,567
GATX Corp. (Trucking & Leasing)	207	9,801
General Cable Corp.* (Electrical Components & Equipment)	207	6,959
General Dynamics Corp. (Aerospace/Defense)	1,242	82,345
General Electric Co. (Miscellaneous Manufacturing)	39,330	876,272
Genesee & Wyoming, Inc.*—Class A (Transportation)	138	11,672
Genpact, Ltd. (Commercial Services)	483	8,090
Global Payments, Inc. (Commercial Services)	276	13,596
Graco, Inc. (Machinery-Diversified)	207	11,840
GrafTech International, Ltd.* (Electrical Components & Equipment)	483	4,637
Granite Construction, Inc. (Engineering & Construction)	138	5,018
Greif, Inc.—Class A (Packaging & Containers)	138	6,483
Harsco Corp. (Miscellaneous Manufacturing)	276	7,035

See accompanying notes to the financial statements.

118 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Hexcel Corp.* (Miscellaneous Manufacturing)	345	$9,243
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,967	202,468
Hub Group, Inc.*—Class A (Transportation)	138	5,080
Hubbell, Inc.—Class B (Electrical Components & Equipment)	207	18,847
Huntington Ingalls Industries, Inc. (Shipbuilding)	207	9,170
IDEX Corp. (Machinery-Diversified)	276	13,770
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,587	99,711
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,035	53,189
IPG Photonics Corp. (Telecommunications)	138	9,036
Iron Mountain, Inc. (Commercial Services)	621	21,244
Itron, Inc.* (Electronics)	138	6,402
ITT Corp. (Miscellaneous Manufacturing)	345	8,860
J.B. Hunt Transport Services, Inc. (Transportation)	345	23,208
Jabil Circuit, Inc. (Electronics)	690	13,048
Jack Henry & Associates, Inc. (Computers)	345	14,311
Jacobs Engineering Group, Inc.* (Engineering & Construction)	483	23,237
Joy Global, Inc. (Machinery-Construction & Mining)	414	26,152
Kaman Corp. (Aerospace/Defense)	69	2,507
Kansas City Southern Industries, Inc. (Transportation)	414	38,548
KBR, Inc. (Engineering & Construction)	552	17,233
Kennametal, Inc. (Hand/Machine Tools)	276	11,319
Kirby Corp.* (Transportation)	207	14,625
Knight Transportation, Inc. (Transportation)	207	3,302
L-3 Communications Holdings, Inc. (Aerospace/Defense)	345	26,192
Landstar System, Inc. (Transportation)	207	11,807
Lender Processing Services, Inc. (Commercial Services)	345	8,294
Lennox International, Inc. (Building Materials)	138	7,936
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	345	18,606
LinkedIn Corp.*—Class A (Internet)	276	34,166
Littelfuse, Inc. (Electrical Components & Equipment)	69	4,417
Lockheed Martin Corp. (Aerospace/Defense)	1,035	89,910
Louisiana-Pacific Corp.* (Building Materials)	552	10,725
Manitowoc Co. (Machinery-Diversified)	483	8,501
Manpower, Inc. (Commercial Services)	276	14,214
Martin Marietta Materials (Building Materials)	138	13,625
Masco Corp. (Building Materials)	1,311	24,110
Matson, Inc. (Transportation)	138	3,783
MAXIMUS, Inc. (Commercial Services)	138	9,463
MDU Resources Group, Inc. (Electric)	690	16,091
MeadWestvaco Corp. (Forest Products & Paper)	690	21,632
Mettler Toledo International, Inc.* (Electronics)	138	29,330
Mine Safety Appliances Co. (Environmental Control)	138	6,378
Molex, Inc. (Electrical Components & Equipment)	552	14,992
Monster Worldwide, Inc.* (Commercial Services)	414	2,401
Moog, Inc.*—Class A (Aerospace/Defense)	138	6,044
MSC Industrial Direct Co.—Class A (Retail)	207	16,378
Mueller Industries, Inc. (Metal Fabricate/ Hardware)	138	7,364
National Instruments Corp. (Electronics)	345	9,798
Navistar International Corp.* (Auto Manufacturers)	276	7,201
NeuStar, Inc.* (Telecommunications)	276	12,459
Nordson Corp. (Machinery-Diversified)	207	13,997
Norfolk Southern Corp. (Transportation)	1,173	80,785
Northrop Grumman Corp. (Aerospace/Defense)	897	58,341
Old Dominion Freight Line, Inc.* (Transportation)	276	10,289
Orbital Sciences Corp.* (Aerospace/Defense)	207	3,043
Oshkosh Truck Corp.* (Auto Manufacturers)	345	13,517
Owens Corning, Inc.* (Building Materials)	414	17,251
Owens-Illinois, Inc.* (Packaging & Containers)	621	14,780
PACCAR, Inc. (Auto Manufacturers)	1,311	61,696
Packaging Corp. of America (Packaging & Containers)	345	13,258
Pall Corp. (Miscellaneous Manufacturing)	414	28,276
Parker Hannifin Corp. (Miscellaneous Manufacturing)	552	51,319
Paychex, Inc. (Commercial Services)	1,242	40,526
Pentair, Ltd. (Miscellaneous Manufacturing)	759	38,466
PerkinElmer, Inc. (Electronics)	414	14,589
PHH Corp.* (Commercial Services)	207	4,529
Plexus Corp.* (Electronics)	138	3,522
Precision Castparts Corp. (Metal Fabricate/Hardware)	552	101,237
Quanta Services, Inc.* (Commercial Services)	828	23,988
R.R. Donnelley & Sons Co. (Commercial Services)	690	6,348
Raytheon Co. (Aerospace/Defense)	1,242	65,429
Regal-Beloit Corp. (Hand/Machine Tools)	138	10,234
Republic Services, Inc. (Environmental Control)	1,104	35,207
Robbins & Myers, Inc. (Machinery-Diversified)	138	8,043
Robert Half International, Inc. (Commercial Services)	552	19,452
Rock-Tenn Co.—Class A (Packaging & Containers)	276	21,790
Rockwell Automation, Inc. (Machinery-Diversified)	552	49,233
Rockwell Collins, Inc. (Aerospace/Defense)	552	32,502
Roper Industries, Inc. (Machinery-Diversified)	345	40,520
Ryder System, Inc. (Transportation)	207	11,753
Sealed Air Corp. (Packaging & Containers)	759	14,208
Shaw Group, Inc.* (Engineering & Construction)	276	13,060
Sherwin-Williams Co. (Chemicals)	345	55,939
Silgan Holdings, Inc. (Packaging & Containers)	207	8,880
Simpson Manufacturing Co., Inc. (Building Materials)	138	4,474
Smith Corp. (Miscellaneous Manufacturing)	138	9,561
Sonoco Products Co. (Packaging & Containers)	345	10,692
Spirit Aerosystems Holdings, Inc.*—A (Aerospace/Defense)	414	6,599
SPX Corp. (Miscellaneous Manufacturing)	207	15,448
Stericycle, Inc.* (Environmental Control)	345	32,551
TE Connectivity, Ltd. (Electronics)	1,587	61,703
Teekay Shipping Corp. (Transportation)	138	4,855
Teledyne Technologies, Inc.* (Aerospace/Defense)	138	9,420
Terex Corp.* (Machinery-Construction & Mining)	414	13,405
Tetra Tech, Inc.* (Environmental Control)	207	5,933
Texas Industries, Inc.* (Building Materials)	69	3,922
Textron, Inc. (Miscellaneous Manufacturing)	1,035	29,767

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 119

Common Stocks, continued

	Shares	Value
The ADT Corp. (Commercial Services)	897	$42,607
The Brink’s Co. (Miscellaneous Manufacturing)	207	6,173
The Corporate Executive Board Co. (Commercial Services)	138	6,915
The Geo Group, Inc. (Commercial Services)	207	6,752
The Timken Co. (Metal Fabricate/Hardware)	276	14,796
The Valspar Corp. (Chemicals)	345	22,867
Toro Co. (Housewares)	207	9,114
Total System Services, Inc. (Commercial Services)	621	14,438
Towers Watson & Co.—Class A (Commercial Services)	207	12,644
TransDigm Group, Inc. (Aerospace/Defense)	138	18,691
Trimble Navigation, Ltd.* (Electronics)	483	30,188
Trinity Industries, Inc. (Miscellaneous Manufacturing)	276	10,957
Triumph Group, Inc. (Aerospace/Defense)	207	14,567
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,725	52,147
Union Pacific Corp. (Transportation)	1,794	235,838
United Parcel Service, Inc.—Class B (Transportation)	2,691	213,369
United Rentals, Inc.* (Commercial Services)	345	17,464
United Stationers, Inc. (Distribution/Wholesale)	138	4,601
United Technologies Corp. (Aerospace/Defense)	3,174	277,947
Universal Display Corp.* (Electrical Components & Equipment)	138	3,839
URS Corp. (Engineering & Construction)	276	11,448
USG Corp.* (Building Materials)	345	10,140
UTI Worldwide, Inc. (Transportation)	414	6,111
Valmont Industries, Inc. (Metal Fabricate/Hardware)	69	10,055
Veeco Instruments, Inc.* (Semiconductors)	138	4,340
Verisk Analytics, Inc.*—Class A (Commercial Services)	552	30,447
Vishay Intertechnology, Inc.* (Electronics)	483	5,308
Vulcan Materials Co. (Mining)	483	27,318
W.W. Grainger, Inc. (Distribution/Wholesale)	207	45,089
Wabtec Corp. (Machinery-Diversified)	207	19,379
Waste Connections, Inc. (Environmental Control)	483	17,398
Waste Management, Inc. (Environmental Control)	1,656	60,244
Watsco, Inc. (Distribution/Wholesale)	138	10,398
Werner Enterprises, Inc. (Transportation)	138	3,260
WESCO International, Inc.* (Distribution/Wholesale)	138	10,064
WEX, Inc.* (Commercial Services)	138	10,848
Woodward, Inc. (Electronics)	207	7,951
World Fuel Services Corp. (Retail)	276	11,898
Xylem, Inc. (Machinery-Diversified)	690	19,272
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	207	8,959
TOTAL COMMON STOCKS (Cost $6,957,912)		7,553,862

Repurchase Agreements(a)(b) (36.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $4,338,007	$4,338,000	$4,338,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,338,000)		4,338,000
TOTAL INVESTMENT SECURITIES (Cost $11,295,912)—99.8%		11,891,862
Net other assets (liabilities)—0.2%		27,863
NET ASSETS—100.0%		$11,919,725

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $2,145,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Industrials Index	$5,065,469	$12,894
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Industrials Index	5,254,696	7,170
		$20,064

Industrials UltraSector ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Aerospace/Defense	$936,500	7.9%
Auto Manufacturers	82,414	0.7%
Building Materials	125,922	1.0%
Chemicals	161,056	1.3%
Commercial Services	518,079	4.3%
Computers	187,925	1.6%
Distribution/Wholesale	121,571	1.0%
Diversified Financial Services	6,588	0.1%
Electric	16,091	0.1%
Electrical Components & Equipment	367,370	3.2%
Electronics	347,881	2.9%
Energy-Alternate Sources	9,525	0.1%
Engineering & Construction	144,925	1.2%
Environmental Control	169,218	1.4%
Forest Products & Paper	21,632	0.2%

See accompanying notes to the financial statements.

120 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

	Value	% of Net Assets
Hand/Machine Tools	$40,159	0.3%
Housewares	9,114	0.1%
Internet	34,166	0.3%
IT Services	8,258	0.1%
Machinery-Construction & Mining	283,958	2.4%
Machinery-Diversified	496,911	4.2%
Media	5,285	NM
Metal Fabricate/Hardware	133,452	1.1%
Mining	27,318	0.2%
Miscellaneous Manufacturing	1,999,276	16.9%
Packaging & Containers	150,338	1.3%
Retail	35,297	0.3%
Semiconductors	4,340	NM
Shipbuilding	9,170	0.1%
Software	86,022	0.7%
Telecommunications	26,137	0.2%
Textiles	17,496	0.1%
Transportation	960,667	8.0%
Trucking & Leasing	9,801	0.1%
Other**	4,365,863	36.6%
Total	$11,919,725	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Internet UltraSector ProFund :: 121

Common Stocks (52.6%)

	Shares	Value
Akamai Technologies, Inc.* (Internet)	9,500	$386,745
Allscripts Healthcare Solutions, Inc.* (Software)	19,855	219,993
Amazon.com, Inc.* (Internet)	4,085	1,084,567
Concur Technologies, Inc.* (Software)	3,895	260,576
Cornerstone OnDemand, Inc.* (Software)	10,260	335,297
DealerTrack Holdings, Inc.* (Internet)	6,460	204,007
Digital River, Inc.* (Internet)	8,740	126,905
E*TRADE Financial Corp.* (Diversified Financial Services)	27,455	291,298
EarthLink, Inc. (Internet)	21,755	147,934
eBay, Inc.* (Internet)	17,005	951,089
Ebix, Inc. (Software)	7,885	128,841
Equinix, Inc.* (Internet)	2,185	470,715
Expedia, Inc. (Internet)	5,700	371,925
Facebook, Inc.*—Class A (Internet)	17,575	544,297
Google, Inc.*—Class A (Internet)	1,900	1,435,810
Groupon, Inc.* (Internet)	38,285	210,568
IAC/InterActiveCorp (Internet)	6,270	258,638
j2 Global, Inc. (Computers)	5,985	190,443
Juniper Networks, Inc.* (Telecommunications)	22,420	501,759
LinkedIn Corp.*—Class A (Internet)	3,420	423,361
Monster Worldwide, Inc.* (Commercial Services)	24,320	141,056
Netflix, Inc.* (Internet)	3,515	580,819
NETGEAR, Inc.* (Telecommunications)	5,130	180,114
NetSuite, Inc.* (Software)	3,325	233,515
OpenTable, Inc.* (Internet)	3,610	190,211
Priceline.com, Inc.* (Internet)	1,140	781,436
Rackspace Hosting, Inc.* (Internet)	5,700	429,495
Salesforce.com, Inc.* (Software)	3,610	621,389
Sapient Corp.* (Internet)	16,815	203,630
Sonus Networks, Inc.* (Telecommunications)	71,250	161,738
TD Ameritrade Holding Corp. (Diversified Financial Services)	17,385	337,095
Tibco Software, Inc.* (Internet)	12,920	302,845
TripAdvisor, Inc.* (Internet)	7,410	342,935
United Online, Inc. (Internet)	22,325	148,238
ValueClick, Inc.* (Internet)	9,785	200,299
VeriSign, Inc.* (Internet)	9,500	412,395
VirnetX Holding Corp.* (Internet)	5,700	199,044
Vocus, Inc.* (Internet)	6,365	111,642
Websense, Inc.* (Internet)	8,740	127,866
Yahoo!, Inc.* (Internet)	29,640	581,833
TOTAL COMMON STOCKS (Cost $10,125,616)		14,832,363

Repurchase Agreements(a)(b) (33.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $9,339,015	$9,339,000	$9,339,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,339,000)		9,339,000
TOTAL INVESTMENT SECURITIES (Cost $19,464,616)—85.7%		24,171,363
Net other assets (liabilities)—14.3%		4,046,265
NET ASSETS—100.0%		$28,217,628

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $4,609,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Internet Composite Index	$12,292,324	$263,411
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Internet Composite Index	15,155,547	264,751
		$528,162

Internet UltraSector ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Commercial Services	$141,056	0.5%
Computers	190,443	0.7%
Diversified Financial Services	628,393	2.2%
Internet	11,229,249	39.8%
Software	1,799,611	6.4%
Telecommunications	843,611	3.0%
Other**	13,385,265	47.4%
Total	$28,217,628	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

122 :: Mobile Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks (57.0%)

	Shares	Value
Crown Castle International Corp.* (Telecommunications)	52,193	$3,680,650
MetroPCS Communications, Inc.* (Telecommunications)	56,867	570,376
NII Holdings, Inc.*—Class B (Telecommunications)	30,381	212,667
SBA Communications Corp.*—Class A (Telecommunications)	22,591	1,573,689
Sprint Nextel Corp.* (Telecommunications)	538,289	3,030,567
Telephone & Data Systems, Inc. (Telecommunications)	17,917	453,121
TOTAL COMMON STOCKS (Cost $7,418,308)		9,521,070

Repurchase Agreements(a)(b) (46.0%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $7,678,012	$7,678,000	$7,678,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,678,000)		7,678,000
TOTAL INVESTMENT SECURITIES (Cost $15,096,308)—103.0%		17,199,070
Net other assets (liabilities)—(3.0)%		(503,834)
NET ASSETS—100.0%		$16,695,236

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $3,498,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Mobile Telecommunications Index	$6,628,318	$(218,188)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Mobile Telecommunications Index	8,932,491	(258,644)
		$(476,832)

Mobile Telecommunications UltraSector ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Telecommunications	$9,521,070	57.0%
Other**	7,174,166	43.0%
Total	$16,695,236	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Oil & Gas UltraSector ProFund :: 123

Common Stocks (76.8%)

	Shares	Value
Anadarko Petroleum Corp. (Oil & Gas)	9,112	$729,142
Apache Corp. (Oil & Gas)	7,208	603,742
Atwood Oceanics, Inc.* (Oil & Gas)	1,088	57,414
Baker Hughes, Inc. (Oil & Gas Services)	8,024	358,833
Berry Petroleum Co.—Class A (Oil & Gas)	816	30,045
Bill Barrett Corp.* (Oil & Gas)	816	13,032
Bristow Group, Inc. (Transportation)	680	38,746
Cabot Oil & Gas Corp. (Oil & Gas)	3,808	200,986
Cameron International Corp.* (Oil & Gas Services)	4,488	284,135
CARBO Ceramics, Inc. (Oil & Gas Services)	408	32,685
Carrizo Oil & Gas, Inc.* (Oil & Gas)	680	14,606
Chart Industries, Inc.* (Machinery-Diversified)	544	36,007
Cheniere Energy, Inc.* (Oil & Gas)	4,080	86,618
Chesapeake Energy Corp. (Oil & Gas)	9,520	192,114
Chevron Corp. (Oil & Gas)	35,768	4,118,686
Cimarex Energy Co. (Oil & Gas)	1,632	104,220
Cobalt International Energy, Inc.* (Oil & Gas)	3,264	79,021
Comstock Resources, Inc.* (Oil & Gas)	816	11,905
Concho Resources, Inc.* (Oil & Gas)	1,904	173,683
ConocoPhillips (Oil & Gas)	22,168	1,285,744
Continental Resources, Inc.* (Oil & Gas)	1,088	90,435
Core Laboratories N.V. (Oil & Gas Services)	816	104,154
Denbury Resources, Inc.* (Oil & Gas)	7,072	131,751
Devon Energy Corp. (Oil & Gas)	6,936	396,670
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,224	91,910
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,360	83,028
Dril-Quip, Inc.* (Oil & Gas Services)	680	55,141
Energen Corp. (Oil & Gas)	1,360	65,470
Ensco PLCADR—Class A (Oil & Gas)	4,216	268,011
EOG Resources, Inc. (Oil & Gas)	4,896	611,902
EQT Corp. (Oil & Gas)	2,720	161,596
EXCO Resources, Inc. (Oil & Gas)	2,720	17,435
Exterran Holdings, Inc.* (Oil & Gas Services)	1,224	28,446
Exxon Mobil Corp. (Oil & Gas)	83,504	7,512,856
First Solar, Inc.* (Energy-Alternate Sources)	1,088	30,660
FMC Technologies, Inc.* (Oil & Gas Services)	4,352	206,067
Forest Oil Corp.* (Oil & Gas)	2,176	15,145
Gulfport Energy Corp.* (Oil & Gas)	1,088	44,902
Halliburton Co. (Oil & Gas Services)	17,000	691,560
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,768	41,937
Helmerich & Payne, Inc. (Oil & Gas)	1,904	122,503
Hess Corp. (Oil & Gas)	5,440	365,350
HollyFrontier Corp. (Oil & Gas)	3,672	191,752
Key Energy Services, Inc.* (Oil & Gas Services)	2,720	22,114
Kinder Morgan, Inc. (Pipelines)	11,560	433,037
Kodiak Oil & Gas Corp.* (Oil & Gas)	4,896	45,043
Lufkin Industries, Inc. (Oil & Gas Services)	680	39,379
Marathon Oil Corp. (Oil & Gas)	12,920	434,241
Marathon Petroleum Corp. (Oil & Gas)	6,256	464,258
McDermott International, Inc.* (Engineering & Construction)	4,352	52,964
McMoRan Exploration Co.* (Oil & Gas)	1,904	30,102
Murphy Oil Corp. (Oil & Gas)	3,400	202,368
Nabors Industries, Ltd.* (Oil & Gas)	5,304	88,418
National Oilwell Varco, Inc. (Oil & Gas Services)	7,752	574,733
Newfield Exploration Co.* (Oil & Gas)	2,448	72,216
Noble Corp. (Oil & Gas)	4,624	187,272
Noble Energy, Inc. (Oil & Gas)	3,264	351,827
Oasis Petroleum, Inc.* (Oil & Gas)	1,360	48,797
Occidental Petroleum Corp. (Oil & Gas)	14,824	1,308,514
Oceaneering International, Inc. (Oil & Gas Services)	2,040	128,948
OGE Energy Corp. (Electric)	1,768	103,799
Oil States International, Inc.* (Oil & Gas Services)	952	73,856
Patterson-UTI Energy, Inc. (Oil & Gas)	2,720	55,325
Phillips 66 (Oil & Gas)	11,424	691,952
Pioneer Natural Resources Co. (Oil & Gas)	2,312	271,752
Plains Exploration & Production Co.* (Oil & Gas)	2,312	110,398
QEP Resources, Inc. (Oil & Gas)	3,264	95,798
Range Resources Corp. (Oil & Gas)	2,992	200,973
Rosetta Resources, Inc.* (Oil & Gas)	952	50,475
Rowan Cos. PLC*—Class A (Oil & Gas)	2,312	79,718
SandRidge Energy, Inc.* (Oil & Gas)	6,392	45,255
Schlumberger, Ltd. (Oil & Gas Services)	24,344	1,900,050
SEACOR SMIT, Inc. (Oil & Gas Services)	408	37,116
SemGroup Corp.*—Class A (Pipelines)	816	35,219
SM Energy Co. (Oil & Gas)	1,224	71,188
Southwestern Energy Co.* (Oil & Gas)	6,392	219,246
Superior Energy Services, Inc.* (Oil & Gas Services)	2,925	73,037
Tesoro Petroleum Corp. (Oil & Gas)	2,584	125,815
The Williams Cos., Inc. (Pipelines)	12,376	433,779
Tidewater, Inc. (Transportation)	952	46,810
Transocean, Ltd. (Oil & Gas)	6,528	370,203
Ultra Petroleum Corp.* (Oil & Gas)	2,856	52,036
Unit Corp.* (Oil & Gas)	816	39,274
Valero Energy Corp. (Oil & Gas)	10,200	446,046
Weatherford International, Ltd.* (Oil & Gas Services)	13,872	185,191
Whiting Petroleum Corp.* (Oil & Gas)	2,176	103,534
WPX Energy, Inc.* (Oil & Gas)	3,672	55,190
TOTAL COMMON STOCKS (Cost $11,479,237)		30,237,311

Repurchase Agreements(a)(b) (20.9%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $8,229,013	$8,229,000	$8,229,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,229,000)		8,229,000
TOTAL INVESTMENT SECURITIES (Cost $19,708,237)—97.7%		38,466,311
Net other assets (liabilities)—2.3%		909,627
NET ASSETS—100.0%		$39,375,938

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $6,125,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to the financial statements.

124 :: Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$13,844,354	$208,856
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	14,975,169	192,163
		$401,019

Oil & Gas UltraSector ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Electric	$103,799	0.3%
Energy-Alternate Sources	30,660	0.1%
Engineering & Construction	52,964	0.1%
Machinery-Diversified	36,007	0.1%
Oil & Gas	24,105,880	61.2%
Oil & Gas Services	4,920,410	12.5%
Pipelines	902,035	2.3%
Transportation	85,556	0.2%
Other**	9,138,627	23.2%
Total	$39,375,938	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Oil Equipment, Services & Distribution UltraSector ProFund :: 125

Common Stocks (59.0%)

	Shares	Value
Atwood Oceanics, Inc.* (Oil & Gas)	1,599	$84,379
Baker Hughes, Inc. (Oil & Gas Services)	12,669	566,557
Bristow Group, Inc. (Transportation)	984	56,068
Cameron International Corp.* (Oil & Gas Services)	7,134	451,654
CARBO Ceramics, Inc. (Oil & Gas Services)	615	49,268
Chart Industries, Inc.* (Machinery-Diversified)	861	56,990
Core Laboratories N.V. (Oil & Gas Services)	1,353	172,697
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,968	147,777
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,214	135,165
Dril-Quip, Inc.* (Oil & Gas Services)	1,107	89,767
Ensco PLCADR—Class A (Oil & Gas)	6,642	422,232
Exterran Holdings, Inc.* (Oil & Gas Services)	1,845	42,878
FMC Technologies, Inc.* (Oil & Gas Services)	6,888	326,147
Halliburton Co. (Oil & Gas Services)	26,691	1,085,789
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,829	67,104
Helmerich & Payne, Inc. (Oil & Gas)	3,075	197,846
Key Energy Services, Inc.* (Oil & Gas Services)	4,305	35,000
Kinder Morgan, Inc. (Pipelines)	18,204	681,922
Lufkin Industries, Inc. (Oil & Gas Services)	984	56,983
McDermott International, Inc.* (Engineering & Construction)	6,765	82,330
Nabors Industries, Ltd.* (Oil & Gas)	8,364	139,428
National Oilwell Varco, Inc. (Oil & Gas Services)	12,300	911,921
Noble Corp. (Oil & Gas)	7,257	293,908
Oceaneering International, Inc. (Oil & Gas Services)	3,075	194,371
OGE Energy Corp. (Electric)	2,829	166,091
Oil States International, Inc.* (Oil & Gas Services)	1,599	124,050
Patterson-UTI Energy, Inc. (Oil & Gas)	4,305	87,564
Rowan Cos. PLC*—Class A (Oil & Gas)	3,567	122,990
Schlumberger, Ltd. (Oil & Gas Services)	38,253	2,985,646
SEACOR SMIT, Inc. (Oil & Gas Services)	615	55,947
SemGroup Corp.*—Class A (Pipelines)	1,230	53,087
Superior Energy Services, Inc.* (Oil & Gas Services)	4,678	116,810
The Williams Cos., Inc. (Pipelines)	19,434	681,162
Tidewater, Inc. (Transportation)	1,476	72,575
Transocean, Ltd. (Oil & Gas)	10,332	585,927
Unit Corp.* (Oil & Gas)	1,230	59,200
Weatherford International, Ltd.* (Oil & Gas Services)	21,894	292,285
TOTAL COMMON STOCKS (Cost $7,327,815)		11,751,515

Repurchase Agreements(a)(b) (44.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $8,850,014	$8,850,000	$8,850,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,850,000)		8,850,000
TOTAL INVESTMENT SECURITIES (Cost $16,177,815)—103.4%		20,601,515
Net other assets (liabilities)—(3.4)%		(685,262)
NET ASSETS—100.0%		$19,916,253

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $3,971,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	$9,492,971	$137,255
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	8,635,134	70,492
		$207,747

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Electric	$166,091	0.8%
Engineering & Construction	82,330	0.4%
Machinery-Diversified	56,990	0.3%
Oil & Gas	2,141,251	10.7%
Oil & Gas Services	7,760,039	39.1%
Pipelines	1,416,171	7.1%
Transportation	128,643	0.6%
Other**	8,164,738	41.0%
Total	$19,916,253	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

126 :: Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks (58.3%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	16,820	$569,862
Actavis, Inc.* (Pharmaceuticals)	1,392	120,255
Alkermes PLC* (Pharmaceuticals)	1,276	29,412
Allergan, Inc. (Pharmaceuticals)	3,248	341,072
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,740	34,591
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	580	10,672
Bristol-Myers Squibb Co. (Pharmaceuticals)	17,632	637,220
Eli Lilly & Co. (Pharmaceuticals)	10,904	585,436
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,160	36,726
Forest Laboratories, Inc.* (Pharmaceuticals)	2,436	88,427
Hospira, Inc.* (Healthcare-Products)	1,740	59,369
Impax Laboratories, Inc.* (Pharmaceuticals)	696	14,031
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	464	26,165
Johnson & Johnson (Healthcare-Products)	29,464	2,177,979
Merck & Co., Inc. (Pharmaceuticals)	32,364	1,399,743
Mylan Laboratories, Inc.* (Pharmaceuticals)	4,292	121,335
Perrigo Co. (Pharmaceuticals)	928	93,273
Pfizer, Inc. (Pharmaceuticals)	78,416	2,139,188
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	580	14,778
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	580	27,782
Theravance, Inc.* (Pharmaceuticals)	696	15,486
ViroPharma, Inc.* (Pharmaceuticals)	696	18,555
VIVUS, Inc.* (Pharmaceuticals)	1,044	12,643
Warner Chilcott PLC—Class A (Pharmaceuticals)	1,856	26,300
TOTAL COMMON STOCKS (Cost $7,076,503)		8,600,300

Repurchase Agreements(a)(b) (39.6%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $5,837,009	$5,837,000	$5,837,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,837,000)		5,837,000
TOTAL INVESTMENT SECURITIES (Cost $12,913,503)—97.9%		14,437,300
Net other assets (liabilities)—2.1%		313,680
NET ASSETS—100.0%		$14,750,980

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $2,918,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$6,864,747	$124,862
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Pharmaceuticals Index	6,630,192	138,742
		$263,604

Pharmaceuticals UltraSector ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Biotechnology	$34,591	0.2%
Healthcare-Products	2,237,348	15.2%
Pharmaceuticals	6,328,361	42.9%
Other**	6,150,680	41.7%
Total	$14,750,980	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Precious Metals UltraSector ProFund :: 127

Common Stocks (67.4%)

	Shares	Value
Agnico-Eagle Mines, Ltd. (Mining)	32,769	$1,501,803
AngloGold Ashanti, Ltd.ADR (Mining)	73,151	2,049,691
Barrick Gold Corp. (Mining)	191,318	6,106,872
Compania de Minas Buenaventura S.A.ADR (Mining)	35,086	1,038,195
Freeport-McMoRan Copper & Gold, Inc. (Mining)	181,388	6,393,927
Gold Fields, Ltd.ADR (Mining)	139,351	1,619,259
Goldcorp, Inc. (Mining)	155,239	5,478,384
Harmony Gold Mining Co., Ltd.ADR (Mining)	70,172	453,311
Newmont Mining Corp. (Mining)	94,997	4,081,071
North American Palladium, Ltd. (Mining)	29,790	49,451
Pan American Silver Corp. (Mining)	29,128	510,031
Randgold Resources, Ltd.ADR (Mining)	17,543	1,651,849
Royal Gold, Inc. (Mining)	12,578	939,199
Stillwater Mining Co.* (Mining)	22,177	298,502
TOTAL COMMON STOCKS (Cost $33,720,183)		32,171,545

Repurchase Agreements(a)(b) (42.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $20,108,033	$20,108,000	$20,108,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,108,000)		20,108,000
TOTAL INVESTMENT SECURITIES (Cost $53,828,183)—109.6%		52,279,545
Net other assets (liabilities)—(9.6)%		(4,591,466)
NET ASSETS—100.0%		$47,688,079

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $8,953,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	$39,754,970	$(1,728,494)

Precious Metals UltraSector ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Mining	$32,171,545	67.4%
Other**	15,516,534	32.6%
Total	$47,688,079	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

128 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks (60.8%)

	Shares	Value
Alexander & Baldwin, Inc.* (Real Estate)	1,140	$38,304
Alexandria Real Estate Equities, Inc. (REIT)	1,672	121,220
American Campus Communities, Inc. (REIT)	2,736	127,416
American Capital Agency Corp. (REIT)	8,816	278,850
American Tower Corp. (REIT)	10,260	781,298
Annaly Mortgage Management, Inc. (REIT)	25,232	375,200
Apartment Investment and Management Co.—Class A (REIT)	3,800	103,664
ARMOUR Residential REIT, Inc. (REIT)	7,980	57,296
AvalonBay Communities, Inc. (REIT)	2,964	384,698
BioMed Realty Trust, Inc. (REIT)	4,028	81,970
Boston Properties, Inc. (REIT)	3,876	408,065
Brandywine Realty Trust (REIT)	3,724	47,407
BRE Properties, Inc.—Class A (REIT)	1,976	100,539
Camden Property Trust (REIT)	2,204	152,936
CBL & Associates Properties, Inc. (REIT)	4,180	89,828
CBRE Group, Inc.*—Class A (Real Estate)	7,828	168,928
Chimera Investment Corp. (REIT)	26,524	80,898
Colonial Properties Trust (REIT)	2,128	46,624
CommonWealth REIT (REIT)	2,205	36,242
Corporate Office Properties Trust (REIT)	2,052	54,296
CYS Investments, Inc. (REIT)	4,560	59,280
DCT Industrial Trust, Inc. (REIT)	6,992	49,364
DDR Corp. (REIT)	6,232	103,389
DiamondRock Hospitality Co. (REIT)	5,016	45,746
Digital Realty Trust, Inc. (REIT)	3,192	216,769
Douglas Emmett, Inc. (REIT)	3,420	79,754
Duke Realty Corp. (REIT)	8,056	124,143
DuPont Fabros Technology, Inc. (REIT)	1,672	39,526
EastGroup Properties, Inc. (REIT)	760	42,590
EPR Properties (REIT)	1,216	56,982
Equity Lifestyle Properties, Inc. (REIT)	988	70,741
Equity Residential (REIT)	8,284	458,851
Essex Property Trust, Inc. (REIT)	912	140,247
Extra Space Storage, Inc. (REIT)	2,660	105,974
Federal Realty Investment Trust (REIT)	1,672	176,981
Forest City Enterprises, Inc.*—Class A (Real Estate)	3,572	60,403
Franklin Street Properties Corp. (REIT)	1,900	24,700
General Growth Properties, Inc. (REIT)	11,628	226,979
Hatteras Financial Corp. (REIT)	2,584	69,975
HCP, Inc. (REIT)	11,704	542,950
Health Care REIT, Inc. (REIT)	6,688	420,274
Healthcare Realty Trust, Inc. (REIT)	2,280	58,094
Highwoods Properties, Inc. (REIT)	2,052	73,872
Home Properties, Inc. (REIT)	1,292	79,419
Hospitality Properties Trust (REIT)	3,192	80,502
Host Hotels & Resorts, Inc. (REIT)	18,772	315,182
Invesco Mortgage Capital, Inc. (REIT)	3,040	65,968
Jones Lang LaSalle, Inc. (Real Estate)	1,140	105,039
Kilroy Realty Corp. (REIT)	1,900	94,810
Kimco Realty Corp. (REIT)	10,564	219,414
LaSalle Hotel Properties (REIT)	2,432	66,394
Lexington Realty Trust (REIT)	3,952	43,472
Liberty Property Trust (REIT)	3,040	119,077
Mack-Cali Realty Corp. (REIT)	2,128	57,818
MFA Financial, Inc. (REIT)	9,272	83,355
Mid-America Apartment Communities, Inc. (REIT)	1,064	69,554
National Retail Properties, Inc. (REIT)	2,812	90,040
OMEGA Healthcare Investors, Inc. (REIT)	2,888	73,817
Piedmont Office Realty Trust, Inc.—Class A (REIT)	4,332	83,738
Plum Creek Timber Co., Inc. (Forest Products & Paper)	4,180	201,392
Post Properties, Inc. (REIT)	1,444	70,048
Potlatch Corp. (REIT)	1,064	46,167
Prologis, Inc. (REIT)	11,932	476,087
Public Storage, Inc. (REIT)	3,724	573,236
Rayonier, Inc. (REIT)	3,192	171,857
Realty Income Corp. (REIT)	4,560	199,181
Redwood Trust, Inc. (REIT)	2,128	40,645
Regency Centers Corp. (REIT)	2,356	117,399
RLJ Lodging Trust (REIT)	2,736	57,210
Ryman Hospitality Properties, Inc. (Lodging)	1,216	48,604
Senior Housing Properties Trust (REIT)	4,788	115,343
Simon Property Group, Inc. (REIT)	7,980	1,278,237
SL Green Realty Corp. (REIT)	2,356	189,375
Sovran Self Storage, Inc. (REIT)	760	49,582
St. Joe Co.* (Real Estate)	2,356	55,366
Starwood Property Trust, Inc. (REIT)	3,496	89,637
Sunstone Hotel Investors, Inc.* (REIT)	3,572	41,328
Tanger Factory Outlet Centers, Inc. (REIT)	2,432	86,141
Taubman Centers, Inc. (REIT)	1,596	130,074
The Howard Hughes Corp.* (Real Estate)	760	54,720
The Macerich Co. (REIT)	3,496	208,781
Two Harbors Investment Corp. (REIT)	7,600	94,392
UDR, Inc. (REIT)	6,460	154,329
Ventas, Inc. (REIT)	7,676	508,842
Vornado Realty Trust (REIT)	4,408	372,300
Washington REIT (REIT)	1,748	49,783
Weingarten Realty Investors (REIT)	2,888	83,290
Weyerhaeuser Co. (REIT)	13,984	421,198
TOTAL COMMON STOCKS (Cost $7,876,842)		14,415,406

Repurchase Agreements(a)(b) (59.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $14,100,023	$14,100,000	$14,100,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,100,000)		14,100,000
TOTAL INVESTMENT SECURITIES (Cost $21,976,842)—120.2%		28,515,406
Net other assets (liabilities)—(20.2)%		(4,787,093)
NET ASSETS—100.0%		$23,728,313

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $5,785,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 129

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S Real Estate Index	$11,316,604	$(93,525)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S Real Estate Index	9,864,032	(97,105)
		$(190,630)

Real Estate UltraSector ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Forest Products & Paper	$201,392	0.8%
Lodging	48,604	0.2%
Real Estate	482,760	2.0%
REIT	13,682,650	57.8%
Other**	9,312,907	39.2%
Total	$23,728,313	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

130 :: Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks (56.2%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors)	4,770	$12,402
Altera Corp. (Semiconductors)	2,520	84,218
Analog Devices, Inc. (Semiconductors)	2,430	106,045
Applied Materials, Inc. (Semiconductors)	9,540	123,161
Atmel Corp.* (Semiconductors)	3,510	23,517
Broadcom Corp.—Class A (Semiconductors)	4,140	134,343
Cavium, Inc.* (Semiconductors)	360	12,038
Cirrus Logic, Inc.* (Semiconductors)	540	15,244
Cree, Inc.* (Semiconductors)	900	38,835
Cymer, Inc.* (Electronics)	270	27,802
Cypress Semiconductor Corp. (Semiconductors)	1,080	11,092
Fairchild Semiconductor International, Inc.* (Semiconductors)	990	14,622
Hittite Microwave Corp.* (Semiconductors)	180	11,048
Integrated Device Technology, Inc.* (Semiconductors)	1,170	8,459
Intel Corp. (Semiconductors)	39,600	833,183
InterDigital, Inc. (Telecommunications)	360	15,620
International Rectifier Corp.* (Semiconductors)	540	10,525
Intersil Corp.—Class A (Semiconductors)	990	8,564
KLA-Tencor Corp. (Semiconductors)	1,350	74,129
Lam Research Corp.* (Semiconductors)	1,350	55,539
Linear Technology Corp. (Semiconductors)	1,800	65,916
LSI Logic Corp.* (Semiconductors)	4,410	31,046
Marvell Technology Group, Ltd. (Semiconductors)	3,690	34,133
Maxim Integrated Products, Inc. (Semiconductors)	2,340	73,593
Microchip Technology, Inc. (Semiconductors)	1,530	51,179
Micron Technology, Inc.* (Semiconductors)	8,100	61,236
Microsemi Corp.* (Semiconductors)	720	15,062
NVIDIA Corp. (Semiconductors)	4,950	60,687
OmniVision Technologies, Inc.* (Semiconductors)	450	6,917
ON Semiconductor Corp.* (Semiconductors)	3,600	28,260
PMC-Sierra, Inc.* (Semiconductors)	1,620	9,364
RF Micro Devices, Inc.* (Telecommunications)	2,250	11,250
SanDisk Corp.* (Computers)	1,890	94,481
Semtech Corp.* (Semiconductors)	540	16,286
Silicon Laboratories, Inc.* (Semiconductors)	270	11,783
Skyworks Solutions, Inc.* (Semiconductors)	1,530	36,628
Teradyne, Inc.* (Semiconductors)	1,530	24,725
Tessera Technologies, Inc. (Semiconductors)	450	7,898
Texas Instruments, Inc. (Semiconductors)	8,910	294,743
TriQuint Semiconductor, Inc.* (Semiconductors)	1,350	7,088
Xilinx, Inc. (Semiconductors)	2,070	75,534
TOTAL COMMON STOCKS (Cost $1,497,345)		2,638,195

Repurchase Agreements(a)(b) (36.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $1,704,003	$1,704,000	$1,704,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,704,000)		1,704,000
TOTAL INVESTMENT SECURITIES (Cost $3,201,345)—92.6%		4,342,195
Net other assets (liabilities)—7.4%		344,581
NET ASSETS—100.0%		$4,686,776

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $525,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$2,298,698	$(1,108)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Semiconductors Index	2,099,107	(1,644)
		$(2,752)

Semiconductor UltraSector ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Computers	$94,481	1.9%
Electronics	27,802	0.6%
Semiconductors	2,489,042	53.1%
Telecommunications	26,870	0.6%
Other**	2,048,581	43.8%
Total	$4,686,776	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 131

Common Stocks (56.5%)

	Shares	Value
3D Systems Corp.* (Computers)	122	$7,058
ACI Worldwide, Inc.* (Software)	122	5,800
Acme Packet, Inc.* (Telecommunications)	122	2,949
Adobe Systems, Inc.* (Software)	1,342	50,768
ADTRAN, Inc. (Telecommunications)	122	2,464
Advanced Micro Devices, Inc.* (Semiconductors)	1,708	4,441
Akamai Technologies, Inc.* (Internet)	488	19,866
Allscripts Healthcare Solutions, Inc.* (Software)	488	5,407
Altera Corp. (Semiconductors)	854	28,541
Amdocs, Ltd. (Telecommunications)	488	17,417
Analog Devices, Inc. (Semiconductors)	854	37,269
ANSYS, Inc.* (Software)	244	17,958
AOL, Inc. (Internet)	244	7,479
Apple Computer, Inc. (Computers)	2,684	1,222,051
Applied Materials, Inc. (Semiconductors)	3,294	42,526
Arris Group, Inc.* (Telecommunications)	366	6,046
Aruba Networks, Inc.* (Telecommunications)	244	5,622
Aspen Technology, Inc.* (Software)	244	7,466
athenahealth, Inc.* (Software)	122	10,549
Atmel Corp.* (Semiconductors)	1,220	8,174
Autodesk, Inc.* (Software)	610	23,717
BMC Software, Inc.* (Software)	366	15,207
Broadcom Corp.—Class A (Semiconductors)	1,464	47,507
Brocade Communications Systems, Inc.* (Computers)	1,220	6,978
CA, Inc. (Software)	976	24,224
CACI International, Inc.*—Class A (Computers)	122	6,543
Cadence Design Systems, Inc.* (Computers)	732	10,197
Cavium, Inc.* (Semiconductors)	122	4,080
Cerner Corp.* (Software)	366	30,214
Ciena Corp.* (Telecommunications)	244	3,821
Cirrus Logic, Inc.* (Semiconductors)	122	3,444
Cisco Systems, Inc. (Telecommunications)	14,884	306,164
Citrix Systems, Inc.* (Software)	488	35,702
Cognizant Technology Solutions Corp.* (Computers)	854	66,766
CommVault Systems, Inc.* (Software)	122	9,361
Computer Sciences Corp. (Computers)	488	20,398
Compuware Corp.* (Software)	610	7,088
Concur Technologies, Inc.* (Software)	122	8,162
Corning, Inc. (Telecommunications)	4,148	49,776
Cree, Inc.* (Semiconductors)	366	15,793
Cymer, Inc.* (Electronics)	122	12,562
Cypress Semiconductor Corp. (Semiconductors)	366	3,759
Dell, Inc. (Computers)	4,026	53,304
Diebold, Inc. (Computers)	122	3,592
DST Systems, Inc. (Computers)	122	8,167
Electronics for Imaging, Inc.* (Computers)	122	2,760
EMC Corp.* (Computers)	5,856	144,116
Equinix, Inc.* (Internet)	122	26,282
F5 Networks, Inc.* (Internet)	244	25,591
Facebook, Inc.*—Class A (Internet)	1,342	41,562
Fair Isaac Corp. (Software)	122	5,499
Fairchild Semiconductor International, Inc.* (Semiconductors)	366	5,406
Finisar Corp.* (Telecommunications)	244	3,782
Fortinet, Inc.* (Computers)	366	8,634
Fusion-IO, Inc.* (Construction)	244	4,265
Garmin, Ltd. (Electronics)	244	9,245
Gartner Group, Inc.* (Commercial Services)	244	12,569
Google, Inc.*—Class A (Internet)	732	553,165
Harris Corp. (Telecommunications)	366	16,909
Hewlett-Packard Co. (Computers)	5,490	90,640
Hittite Microwave Corp.* (Semiconductors)	122	7,488
IAC/InterActiveCorp (Internet)	244	10,065
Informatica Corp.* (Software)	244	9,030
Ingram Micro, Inc.*—Class A (Distribution/Wholesale)	366	6,654
Integrated Device Technology, Inc.* (Semiconductors)	366	2,646
Intel Corp. (Semiconductors)	13,908	292,623
InterDigital, Inc. (Telecommunications)	122	5,294
International Business Machines Corp. (Computers)	2,928	594,589
International Rectifier Corp.* (Semiconductors)	244	4,756
Intersil Corp.—Class A (Semiconductors)	366	3,166
Intuit, Inc. (Software)	732	45,662
j2 Global, Inc. (Computers)	122	3,882
JDS Uniphase Corp.* (Telecommunications)	610	8,851
Juniper Networks, Inc.* (Telecommunications)	1,464	32,764
KLA-Tencor Corp. (Semiconductors)	488	26,796
Lam Research Corp.* (Semiconductors)	488	20,076
Lexmark International, Inc.—Class A (Computers)	122	2,935
Linear Technology Corp. (Semiconductors)	610	22,338
LSI Logic Corp.* (Semiconductors)	1,586	11,165
Marvell Technology Group, Ltd. (Semiconductors)	1,342	12,414
Maxim Integrated Products, Inc. (Semiconductors)	854	26,858
Mentor Graphics Corp.* (Computers)	244	4,180
Microchip Technology, Inc. (Semiconductors)	488	16,324
Micron Technology, Inc.* (Semiconductors)	2,806	21,213
Micros Systems, Inc.* (Computers)	244	11,231
Microsemi Corp.* (Semiconductors)	244	5,104
Microsoft Corp. (Software)	21,106	579,782
Motorola Solutions, Inc. (Telecommunications)	732	42,741
NCR Corp.* (Computers)	488	13,552
NetApp, Inc.* (Computers)	976	35,136
NetSuite, Inc.* (Software)	122	8,568
Nuance Communications, Inc.* (Software)	732	17,605
NVIDIA Corp. (Semiconductors)	1,708	20,940
OmniVision Technologies, Inc.* (Semiconductors)	122	1,875
ON Semiconductor Corp.* (Semiconductors)	1,220	9,577
Oracle Corp. (Software)	10,492	372,571
Pitney Bowes, Inc. (Office/Business Equipment)	610	8,790
Plantronics, Inc. (Telecommunications)	122	5,017
PMC-Sierra, Inc.* (Semiconductors)	610	3,526
Polycom, Inc.* (Telecommunications)	488	5,383
Progress Software Corp.* (Software)	122	2,863
PTC, Inc.* (Software)	366	8,484
QLIK Technologies, Inc.* (Software)	244	5,419
QLogic Corp.* (Semiconductors)	244	2,818
Qualcomm, Inc. (Telecommunications)	4,758	314,170
Rackspace Hosting, Inc.* (Internet)	366	27,578
Red Hat, Inc.* (Software)	488	27,113
RF Micro Devices, Inc.* (Telecommunications)	732	3,660
Riverbed Technology, Inc.* (Computers)	488	9,467
Rovi Corp.* (Semiconductors)	244	4,219

See accompanying notes to the financial statements.

132 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
SAIC, Inc. (Commercial Services)	732	$8,857
Salesforce.com, Inc.* (Software)	366	63,000
SanDisk Corp.* (Computers)	732	36,593
Seagate Technology PLC (Computers)	976	33,165
Semtech Corp.* (Semiconductors)	244	7,359
Silicon Laboratories, Inc.* (Semiconductors)	122	5,324
Skyworks Solutions, Inc.* (Semiconductors)	488	11,683
Solarwinds, Inc.* (Software)	122	6,639
Solera Holdings, Inc. (Software)	244	13,374
Symantec Corp.* (Internet)	1,952	42,495
Synaptics, Inc.* (Computers)	122	4,280
Synopsys, Inc.* (Computers)	366	12,239
Tech Data Corp.* (Electronics)	122	6,211
Tellabs, Inc. (Telecommunications)	976	2,225
Teradata Corp.* (Computers)	488	32,530
Teradyne, Inc.* (Semiconductors)	488	7,886
Tessera Technologies, Inc. (Semiconductors)	122	2,141
Texas Instruments, Inc. (Semiconductors)	3,172	104,930
The Ultimate Software Group, Inc.* (Software)	122	12,388
Tibco Software, Inc.* (Internet)	488	11,439
TriQuint Semiconductor, Inc.* (Semiconductors)	488	2,562
Unisys Corp.* (Computers)	122	2,710
VeriFone Systems, Inc.* (Software)	244	8,472
VeriSign, Inc.* (Internet)	488	21,184
ViaSat, Inc.* (Telecommunications)	122	4,686
VMware, Inc.*—A (Software)	244	18,661
Western Digital Corp. (Computers)	610	28,670
Xerox Corp. (Office/Business Equipment)	3,538	28,339
Xilinx, Inc. (Semiconductors)	732	26,711
Yahoo!, Inc.* (Internet)	2,928	57,477
TOTAL COMMON STOCKS (Cost $3,510,359)		6,599,990

Repurchase Agreements(a)(b) (45.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $5,348,009	$5,348,000	$5,348,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,348,000)		5,348,000
TOTAL INVESTMENT SECURITIES (Cost $8,858,359)—102.2%		11,947,990
Net other assets (liabilities)—(2.2)%		(254,823)
NET ASSETS—100.0%		$11,693,167

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $2,435,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Technology Index	$5,374,188	$(118,866)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Technology Index	5,617,085	(105,372)
		$(224,238)

Technology UltraSector ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Commercial Services	$21,426	0.2%
Computers	2,476,363	21.2%
Construction	4,265	NM
Distribution/Wholesale	6,654	0.1%
Electronics	28,018	0.3%
Internet	844,183	7.3%
Office/Business Equipment	37,129	0.3%
Semiconductors	885,458	7.5%
Software	1,456,753	12.4%
Telecommunications	839,741	7.2%
Other**	5,093,177	43.5%
Total	$11,693,167	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Telecommunications UltraSector ProFund :: 133

Common Stocks (50.5%)

	Shares	Value
AT&T, Inc. (Telecommunications)	26,824	$933,207
CenturyLink, Inc. (Telecommunications)	2,968	120,056
Cincinnati Bell, Inc.* (Telecommunications)	952	4,522
Crown Castle International Corp.* (Telecommunications)	1,400	98,728
Frontier Communications Corp. (Telecommunications)	4,704	21,497
Leucadia National Corp. (Holding Companies-Diversified)	952	24,228
Level 3 Communications, Inc.* (Telecommunications)	784	18,675
MetroPCS Communications, Inc.* (Telecommunications)	1,512	15,165
NII Holdings, Inc.*—Class B (Telecommunications)	784	5,488
SBA Communications Corp.*—Class A (Telecommunications)	616	42,911
Sprint Nextel Corp.* (Telecommunications)	14,224	80,081
Telephone & Data Systems, Inc. (Telecommunications)	504	12,746
tw telecom, Inc.* (Telecommunications)	728	20,115
Verizon Communications, Inc. (Telecommunications)	13,496	588,561
Windstream Corp. (Telecommunications)	2,800	27,272
TOTAL COMMON STOCKS (Cost $1,419,281)		2,013,252

Repurchase Agreements(a)(b) (31.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $1,239,002	$1,239,000	$1,239,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,239,000)		1,239,000
TOTAL INVESTMENT SECURITIES (Cost $2,658,281)—81.6%		3,252,252
Net other assets (liabilities)—18.4%		734,304
NET ASSETS—100.0%		$3,986,556

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $1,102,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$1,658,277	$25,704
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Telecommunications Index	2,315,527	20,431
		$46,135

Telecommunications UltraSector ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Holding Companies-Diversified	$24,228	0.6%
Telecommunications	1,989,024	49.9%
Other**	1,973,304	49.5%
Total	$3,986,556	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

134 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks (64.3%)

	Shares	Value
AGL Resources, Inc. (Gas)	792	$33,106
ALLETE, Inc. (Electric)	252	11,627
Alliant Energy Corp. (Electric)	756	34,655
Ameren Corp. (Electric)	1,620	52,553
American Electric Power, Inc. (Electric)	3,276	148,370
American Water Works Co., Inc. (Water)	1,188	45,477
Aqua America, Inc. (Water)	936	25,487
Atmos Energy Corp. (Gas)	612	22,864
Avista Corp. (Electric)	396	10,241
Black Hills Corp. (Electric)	288	11,621
California Water Service Group (Water)	288	5,616
Calpine Corp.* (Electric)	2,628	51,850
CenterPoint Energy, Inc. (Gas)	2,880	58,867
Cleco Corp. (Electric)	396	16,929
CMS Energy Corp. (Electric)	1,764	45,335
Consolidated Edison, Inc. (Electric)	1,980	112,622
Dominion Resources, Inc. (Electric)	3,888	210,380
DTE Energy Co. (Electric)	1,152	72,933
Duke Energy Corp. (Electric)	4,752	326,652
Edison International (Electric)	2,196	105,825
El Paso Electric Co. (Electric)	288	9,703
Entergy Corp. (Electric)	1,188	76,745
Exelon Corp. (Electric)	5,760	181,094
FirstEnergy Corp. (Electric)	2,808	113,696
Great Plains Energy, Inc. (Electric)	1,044	22,342
Hawaiian Electric Industries, Inc. (Electric)	648	17,477
IDACORP, Inc. (Electric)	324	15,037
Integrys Energy Group, Inc. (Electric)	540	29,533
ITC Holdings Corp. (Electric)	360	29,160
Laclede Group, Inc. (Gas)	144	5,748
National Fuel Gas Co. (Gas)	576	31,334
New Jersey Resources Corp. (Gas)	288	12,105
NextEra Energy, Inc. (Electric)	2,520	181,566
NiSource, Inc. (Gas)	2,088	56,439
Northeast Utilities System (Electric)	2,124	86,511
Northwest Natural Gas Co. (Gas)	180	8,176
NorthWestern Corp. (Electric)	252	9,321
NRG Energy, Inc. (Electric)	2,160	51,840
NV Energy, Inc. (Electric)	1,584	29,985
ONEOK, Inc. (Pipelines)	1,368	64,310
Pepco Holdings, Inc. (Electric)	1,548	30,217
PG&E Corp. (Electric)	2,916	124,338
Piedmont Natural Gas Co., Inc. (Gas)	468	14,864
Pinnacle West Capital Corp. (Electric)	756	40,355
PNM Resources, Inc. (Electric)	540	11,534
Portland General Electric Co. (Electric)	504	14,475
PPL Corp. (Electric)	3,924	118,858
Public Service Enterprise Group, Inc. (Electric)	3,420	106,636
Questar Corp. (Gas)	1,188	27,597
SCANA Corp. (Electric)	900	42,129
Sempra Energy (Gas)	1,512	113,476
South Jersey Industries, Inc. (Gas)	216	11,724
Southern Co. (Electric)	5,904	261,134
Southwest Gas Corp. (Gas)	324	14,431
Spectra Energy Corp. (Pipelines)	4,500	125,010
TECO Energy, Inc. (Electric)	1,368	24,309
The AES Corp. (Electric)	4,176	45,268
UGI Corp. (Gas)	756	26,641
UIL Holdings Corp. (Electric)	324	12,056
UNS Energy Corp. (Electric)	288	13,044
Vectren Corp. (Gas)	540	17,042
Westar Energy, Inc. (Electric)	864	25,980
WGL Holdings, Inc. (Gas)	360	15,095
Wisconsin Energy Corp. (Electric)	1,548	61,038
Xcel Energy, Inc. (Electric)	3,276	91,007
TOTAL COMMON STOCKS
(Cost $1,929,289)		3,823,390

Repurchase Agreements(a)(b) (32.6%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $1,935,003	$1,935,000	$1,935,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,935,000)		1,935,000
TOTAL INVESTMENT SECURITIES (Cost $3,864,289)—96.9%		5,758,390
Net other assets (liabilities)—3.1%		184,406
NET ASSETS—100.0%		$5,942,796

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $1,428,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Utilities Index	$2,109,923	$27,805
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Utilities Index	2,977,564	58,037
		$85,842

Utilities UltraSector ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Electric	$3,087,981	51.9%
Gas	469,509	7.9%
Pipelines	189,320	3.2%
Water	76,580	1.3%
Other**	2,119,406	35.7%
Total	$5,942,796	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Short Oil & Gas ProFund :: 135

Repurchase Agreements(a)(b) (184.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $1,599,003	$1,599,000	$1,599,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,599,000)		1,599,000
TOTAL INVESTMENT SECURITIES (Cost $1,599,000)—184.3%		1,599,000
Net other assets (liabilities)—(84.3)%		(731,437)
NET ASSETS—100.0%		$867,563

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $723,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$(287,500)	$(12,221)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	(575,316)	(7,184)
		$(19,405)

See accompanying notes to the financial statements.

136 :: Short Precious Metals ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Repurchase Agreements(a)(b) (108.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $5,888,010	$5,888,000	$5,888,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,888,000)		5,888,000
TOTAL INVESTMENT SECURITIES (Cost $5,888,000)—108.0%		5,888,000
Net other assets (liabilities)—(8.0)%		(437,362)
NET ASSETS—100.0%		$5,450,638

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $1,507,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$(2,690,089)	$122,946
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	(2,757,458)	147,658
		$270,604

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Short Real Estate ProFund :: 137

Repurchase Agreements(a)(b) (98.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $1,829,003	$1,829,000	$1,829,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,829,000)		1,829,000
TOTAL INVESTMENT SECURITIES (Cost $1,829,000)—98.7%		1,829,000
Net other assets (liabilities)—1.3%		24,798
NET ASSETS—100.0%		$1,853,798

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $703,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$(1,508,720)	$10,149
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	(341,986)	2,418
		$12,567

See accompanying notes to the financial statements.

138 :: U.S. Government Plus ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

U.S. Treasury Obligation (50.0%)

	Principal Amount	Value
U.S. Treasury Bonds, 2.75%, 11/15/42	$18,720,000	$17,223,862
TOTAL U.S. TREASURY OBLIGATION (Cost $17,332,791)		17,223,862

Repurchase Agreements(a)(b) (70.9%)

Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $24,459,040	24,459,000	24,459,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,459,000)		24,459,000
TOTAL INVESTMENT SECURITIES (Cost $41,791,790)—120.9%		41,682,862
Net other assets (liabilities)—(20.9)%		(7,196,800)
NET ASSETS—100.0%		$34,486,062

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $390,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 2.75% due on 11/15/42	$22,725,930	$(137,204)
Swap Agreement with Credit Suisee Capital LLC, based on the 30-Year U.S. Treasury Bond, 2.75% due on 11/15/42	2,944,250	(33,549)
		$(170,753)

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Rising Rates Opportunity 10 ProFund :: 139

Repurchase Agreements(a)(b) (99.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $30,519,050	$30,519,000	$30,519,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,519,000)		30,519,000
TOTAL INVESTMENT SECURITIES (Cost $30,519,000)—99.4%		30,519,000
Net other assets (liabilities)—0.6%		193,729
NET ASSETS—100.0%		$30,712,729

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $270,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 10-Year U.S Treasury Note, 1.63% due 11/15/22	$(30,603,859)	$200,229

See accompanying notes to the financial statements.

140 :: Rising Rates Opportunity ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Repurchase Agreements(a)(b) (102.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $108,446,176	$108,446,000	$108,446,000
TOTAL REPURCHASE AGREEMENTS (Cost $108,446,000)		108,446,000
TOTAL INVESTMENT SECURITIES (Cost $108,446,000)—102.7%		108,446,000
Net other assets (liabilities)—(2.7)%		(2,847,763)
NET ASSETS—100.0%		$105,598,237

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $860,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 2.75% due on 11/15/42	$(120,438,227)	$1,541,004
Swap Agreement with Citibank Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 2.75% due on 11/15/42	(10,580,898)	119,130
		$1,660,134

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Rising U.S. Dollar ProFund :: 141

Repurchase Agreements(a)(a) (98.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $52,345,085	$52,345,000	$52,345,000
TOTAL REPURCHASE AGREEMENTS (Cost $52,345,000)		52,345,000
TOTAL INVESTMENT SECURITIES (Cost $52,345,000)—98.4%		52,345,000
Net other assets (liabilities)—1.6%		850,840
NET ASSETS—100.0%		$53,195,840

(a)

A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of January 31, 2013, the aggregate amount held in a segregated account was $3,313,000.

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

142 :: Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

At January 31, 2013, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	2/8/13	2,661,871	$4,334,188	$4,220,993	$113,195
Canadian Dollar vs. U.S. Dollar	2/8/13	3,661,005	3,717,586	3,671,065	46,521
Euro vs. U.S. Dollar	2/8/13	13,166,796	17,430,903	17,876,052	(445,149)
Japanese Yen vs. U.S. Dollar	2/8/13	221,772,413	2,543,125	2,425,717	117,408
Swedish Krona vs. U.S. Dollar	2/8/13	10,548,300	1,630,839	1,659,500	(28,661)
Swiss Franc vs. U.S. Dollar	2/8/13	1,218,505	1,334,953	1,339,557	(4,604)
Total Short Contracts			$30,991,594	$31,192,884	$(201,290)
Long:
British Pound Sterling vs. U.S. Dollar	2/8/13	536,460	$861,125	$850,678	$(10,447)
Canadian Dollar vs. U.S. Dollar	2/8/13	626,675	634,947	628,397	(6,550)
Euro vs. U.S. Dollar	2/8/13	3,905,598	5,170,694	5,302,480	131,786
Japanese Yen vs. U.S. Dollar	2/8/13	79,915,275	908,334	874,103	(34,231)
Swedish Krona vs. U.S. Dollar	2/8/13	2,358,944	363,198	371,118	7,920
Swiss Franc vs. U.S. Dollar	2/8/13	289,732	313,282	318,515	5,233
Total Long Contracts			$8,251,580	$8,345,291	$93,711

At January 31, 2013, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	2/8/13	2,442,669	$3,974,140	$3,873,399	$100,741
Canadian Dollar vs. U.S. Dollar	2/8/13	2,524,037	2,562,292	2,530,972	31,320
Euro vs. U.S. Dollar	2/8/13	17,254,627	22,837,699	23,425,941	(588,242)
Japanese Yen vs. U.S. Dollar	2/8/13	596,448,222	6,840,257	6,523,872	316,385
Swedish Krona vs. U.S. Dollar	2/8/13	8,449,621	1,304,566	1,329,327	(24,761)
Swiss Franc vs. U.S. Dollar	2/8/13	1,080,514	1,182,631	1,187,856	(5,225)
Total Short Contracts			$38,701,585	$38,871,367	$(169,782)
Long:
British Pound Sterling vs. U.S. Dollar	2/8/13	525,161	$845,639	$832,761	$(12,878)
Canadian Dollar vs. U.S. Dollar	2/8/13	639,822	649,882	641,580	(8,302)
Euro vs. U.S. Dollar	2/8/13	3,527,618	4,689,191	4,789,311	100,120
Japanese Yen vs. U.S. Dollar	2/8/13	74,293,429	838,251	812,612	(25,639)
Swedish Krona vs. U.S. Dollar	2/8/13	2,078,467	319,954	326,993	7,039
Swiss Franc vs. U.S. Dollar	2/8/13	217,975	236,245	239,629	3,384
Total Long Contracts			$7,579,162	$7,642,886	$63,724

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: Falling U.S. Dollar ProFund :: 143

Repurchase Agreements(a)(a) (98.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.05%—0.10%, dated 1/31/13, due 2/1/13, total to be received $13,132,021	$13,132,000	$13,132,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,132,000)		13,132,000
TOTAL INVESTMENT SECURITIES (Cost $13,132,000)—98.8%		13,132,000
Net other assets (liabilities)—1.2%		164,945
NET ASSETS—100.0%		$13,296,945

(a)

A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of January 31, 2013, the aggregate amount held in a segregated account was $343,000.

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

144 :: Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

At January 31, 2013, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British Pound Sterling vs. U.S. Dollar	2/8/13	467,137	$758,975	$740,751	$(18,224)
Canadian Dollar vs. U.S. Dollar	2/8/13	657,051	666,502	658,856	(7,646)
Euro vs. U.S. Dollar	2/8/13	2,655,032	3,522,054	3,604,635	82,581
Japanese Yen vs. U.S. Dollar	2/8/13	63,427,183	724,180	693,758	(30,422)
Swedish Krona vs. U.S. Dollar	2/8/13	2,106,261	326,062	331,365	5,303
Swiss Franc vs. U.S. Dollar	2/8/13	181,237	198,631	199,242	611
Total Long Contracts			$6,196,404	$6,228,608	$32,203

At January 31, 2013, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	2/8/13	172,312	$280,023	$273,239	$6,784
Canadian Dollar vs. U.S. Dollar	2/8/13	211,687	214,644	212,269	2,375
Euro vs. U.S. Dollar	2/8/13	963,723	1,270,942	1,308,409	(37,467)
Japanese Yen vs. U.S. Dollar	2/8/13	24,971,497	286,202	273,135	13,067
Swedish Krona vs. U.S. Dollar	2/8/13	619,126	95,355	97,403	(2,048)
Swiss Franc vs. U.S. Dollar	2/8/13	72,556	79,060	79,765	(705)
Total Short Contracts			$2,226,226	$2,244,220	$(17,994)
Long:
British Pound Sterling vs. U.S. Dollar	2/8/13	695,735	$1,119,935	$1,103,244	$(16,691)
Canadian Dollar vs. U.S. Dollar	2/8/13	753,266	759,855	755,336	(4,519)
Euro vs. U.S. Dollar	2/8/13	3,894,379	5,192,127	5,287,24	95,121
Japanese Yen vs. U.S. Dollar	2/8/13	124,470,319	1,408,361	1,361,439	(46,922)
Swedish Krona vs. U.S. Dollar	2/8/13	2,018,664	314,063	317,584	3,521
Swiss Franc vs. U.S. Dollar	2/8/13	322,686	352,389	354,743	2,354
Total Long Contracts			$9,146,730	$9,179,594	$32,864

See accompanying notes to the financial statements.

Statements of Assets and Liabilities

146 :: Statements of Assets and Liabilities :: January 31, 2013 (unaudited)

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
ASSETS:
Total Investment Securities, at cost	$79,131,199	$40,965,123	$16,202,225	$68,824,143
Securities, at value	38,854,199	15,618,038	7,340,485	22,160,921
Repurchase agreements, at value	52,015,000	28,777,000	10,577,000	56,377,000
Total Investment Securities, at value	90,869,199	44,395,038	17,917,485	78,537,921
Cash	224	638	5,969	660
Segregated cash balances with brokers	394,750	154,020	189,145	305,300
Segregated cash balances with custodian	—	—	159	—
Dividends and interest receivable	46,374	6,396	2,063	4,439
Receivable for investments sold	—	—	6,815	—
Receivable for capital shares issued	778,903	118,142	133,383	8,104,826
Variation margin on futures contracts	—	14,960	22,005	—
Prepaid expenses	50,991	15,691	36,684	48,502
TOTAL ASSETS	92,140,441	44,704,885	18,313,708	87,001,648
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	5,922	—
Payable for capital shares redeemed	1,454,329	115,340	549,116	18,347,319
Unrealized loss on swap agreements	48,953	31,689	35,057	156,047
Variation margin on futures contracts	13,750	—	—	16,330
Advisory fees payable	61,229	21,857	1,114	28,668
Management services fees payable	12,246	4,371	223	6,143
Administration fees payable	3,538	1,264	497	1,773
Distribution and services fees payable—Service Class	22,213	2,716	1,620	3,680
Transfer agency fees payable	22,813	7,454	4,169	9,179
Fund accounting fees payable	7,848	2,803	1,103	3,933
Compliance services fees payable	278	155	48	205
Service fees payable	172	62	24	86
Other accrued expenses	107,780	54,122	14,661	71,754
TOTAL LIABILITIES	1,755,149	241,833	613,554	18,645,117
NET ASSETS	$90,385,292	$44,463,052	$17,700,154	$68,356,531
NET ASSETS CONSIST OF:
Capital	$118,606,465	$39,138,956	$40,460,903	$57,263,805
Accumulated net investment income (loss)	(117,573)	(390,413)	(318,861)	(124,363)
Accumulated net realized gains (losses) on investments	(40,159,721)	2,054,534	(24,282,624)	1,505,991
Net unrealized appreciation (depreciation) on investments	12,056,121	3,659,975	1,840,736	9,711,098
NET ASSETS	$90,385,292	$44,463,052	$17,700,154	$68,356,531
NET ASSETS:
Investor Class	$81,736,513	$40,565,835	$15,895,826	$62,675,962
Service Class	8,648,779	3,897,217	1,804,328	5,680,569
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,202,294	721,393	315,152	709,375
Service Class	143,959	76,793	40,166	73,096
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$67.98	$56.23	$50.44	$88.35
Service Class	60.08	50.75	44.92	77.71

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Statements of Assets and Liabilities :: 147

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund

$61,293,956	$24,794,151	$17,656,062	$14,229,866	$29,323,517	$18,143,801
69,857,658	31,856,065	19,953,096	18,865,782	33,794,930	21,286,740
—	16,000	—	80,000	56,000	81,000
69,857,658	31,872,065	19,953,096	18,945,782	33,850,930	21,367,740
—	4,397	—	935	206	—
—	—	—	—	—	—
—	—	—	—	—	—
93,515	28,885	6,334	7,402	16,177	7,236
—	4,579,948	—	754,523	1,611,607	11,814,841
11,553,694	21,799	9,545,967	41,259	46,515	15,971
—	—	—	—	—	—
19,344	20,162	14,825	14,049	16,521	13,924
81,524,211	36,527,256	29,520,222	19,763,950	35,541,956	33,219,712

74,908	—	43,397	—	—	171
10,519,559	3,500	6,713,498	—	—	—
1,009,130	4,675,654	2,911,221	828,974	1,711,006	11,835,353
—	—	—	—	—	—
—	—	—	—	—	—
35,563	23,747	7,849	11,672	19,309	16,982
7,113	4,749	1,570	2,334	3,862	3,397
2,056	1,372	512	704	1,256	1,096
3,229	3,224	2,833	3,770	3,269	3,754
8,056	5,063	4,414	5,162	6,578	4,232
4,560	3,043	1,135	1,562	2,787	2,430
182	85	85	86	94	46
100	67	25	34	61	53
54,007	40,716	19,569	31,005	29,338	30,390
11,718,463	4,761,220	9,706,108	885,303	1,777,560	11,897,904
$69,805,748	$31,766,036	$19,814,114	$18,878,647	$33,764,396	$21,321,808

$63,532,583	$29,593,928	$19,605,109	$32,646,354	$61,500,203	$23,020,039
81,104	(3,570)	(82,548)	(178,290)	(75,962)	(125,276)
(2,371,641)	(4,902,236)	(2,005,481)	(18,305,333)	(32,187,258)	(4,796,894)
8,563,702	7,077,914	2,297,034	4,715,916	4,527,413	3,223,939
$69,805,748	$31,766,036	$19,814,114	$18,878,647	$33,764,396	$21,321,808

$66,069,851	$27,522,492	$16,435,410	$14,948,030	$30,943,279	$18,837,056
3,735,897	4,243,544	3,378,704	3,930,617	2,821,117	2,484,752

1,496,742	584,562	315,585	285,965	601,013	360,822
90,264	99,230	72,108	84,658	60,961	53,354

$44.14	$47.08	$52.08	$52.27	$51.49	$52.21
41.39	42.76	46.86	46.43	46.28	46.57

See accompanying notes to the financial statements.

148 :: Statements of Assets and Liabilities :: January 31, 2013 (unaudited)

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund
ASSETS:
Total Investment Securities, at cost	$49,961,268	$49,068,110	$49,158,488	$58,873,066
Securities, at value	54,186,792	35,616,549	28,010,611	29,540,967
Repurchase agreements, at value	25,000	28,008,000	30,705,000	36,217,000
Total Investment Securities, at value	54,211,792	63,624,549	58,715,611	65,757,967
Cash	112,506	17,513	3,244	16,678
Segregated cash balances with brokers	—	465,367	253,655	424,254
Segregated cash balances with custodian	—	—	91	388
Dividends and interest receivable	40,660	39,593	12,037	9,007
Receivable for investments sold	—	—	—	50,084
Receivable for capital shares issued	454,180	8,593,532	1,058,696	2,257,227
Unrealized gain on swap agreements	—	—	469	—
Variation margin on futures contracts	—	—	24,665	49,141
Prepaid expenses	15,698	21,430	20,035	32,047
TOTAL ASSETS	54,834,836	72,761,984	60,088,503	68,596,793
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	54,855	16,830	2,993	15,791
Payable for capital shares redeemed	675,391	1,055,153	335,069	2,085,051
Unrealized loss on swap agreements	—	108,877	114,689	395,240
Variation margin on futures contracts	—	15,787	—	—
Advisory fees payable	33,759	37,645	30,072	22,999
Management services fees payable	6,752	7,529	6,015	4,600
Administration fees payable	1,950	2,179	1,742	1,427
Distribution and services fees payable—Service Class	1,941	3,472	3,367	903
Transfer agency fees payable	7,163	14,700	10,322	10,698
Fund accounting fees payable	4,326	4,834	3,864	3,164
Compliance services fees payable	99	210	136	136
Service fees payable	95	106	85	69
Other accrued expenses	43,115	77,462	57,910	87,367
TOTAL LIABILITIES	829,446	1,344,784	566,264	2,627,445
NET ASSETS	$54,005,390	$71,417,200	$59,522,239	$65,969,348
NET ASSETS CONSIST OF:
Capital	$62,680,618	$147,354,123	$66,337,432	$99,003,384
Accumulated net investment income (loss)	73,703	(74,635)	(129,913)	(216,614)
Accumulated net realized gains (losses) on investments	(12,999,455)	(90,647,693)	(16,491,881)	(39,572,861)
Net unrealized appreciation (depreciation) on investments	4,250,524	14,785,405	9,806,601	6,755,439
NET ASSETS	$54,005,390	$71,417,200	$59,522,239	$65,969,348
NET ASSETS:
Investor Class	$51,702,000	$67,863,449	$56,195,458	$65,319,001
Service Class	2,303,390	3,553,751	3,326,781	650,347
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	3,705,294	1,251,260	1,048,614	2,845,749
Service Class	160,028	74,049	69,356	32,083
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$13.95	$54.24	$53.59	$22.95
Service Class	14.39	47.99	47.97	20.27

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Statements of Assets and Liabilities :: 149

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund

$12,822,128	$96,197,058	$44,107,000	$21,524,629	$11,932,789	$22,535,419
9,674,103	90,543,191	—	18,364,036	11,087,938	17,215,699
7,398,000	56,860,000	44,107,000	7,535,000	5,862,000	8,508,000
17,072,103	147,403,191	44,107,000	25,899,036	16,949,938	25,723,699
733	—	202	940	553	32
152,010	997,600	—	—	—	—
—	65	—	—	—	—
10,689	21,904	72	49,917	108,432	14
—	10,627	—	—	—	—
2,392,110	4,392,817	462,947	105,041	18,309	413,009
—	—	263,195	9,673	91,058	—
—	—	—	—	—	—
38,533	53,802	9,867	10,359	16,307	18,385
19,666,178	152,880,006	44,843,283	26,074,966	17,184,597	26,155,139

—	2,279	—	—	—	—
—	—	—	—	—	—
139,080	1,581,142	134,036	1,198,021	464,221	193,074
39,933	663,114	—	—	—	16,041
9,934	53,360	—	—	—	—
6,688	92,961	22,402	22,116	11,468	14,660
1,338	18,592	4,481	4,423	2,294	2,932
704	5,373	1,295	1,006	663	883
1,442	4,496	1,010	1,867	1,109	3,771
3,111	36,959	4,920	7,596	4,965	8,254
1,562	11,917	2,873	2,230	1,470	1,959
80	564	119	106	68	78
34	262	63	49	32	43
49,264	243,379	95,365	75,415	38,607	28,545
253,170	2,714,398	266,564	1,312,829	524,897	270,240
$19,413,008	$150,165,608	$44,576,719	$24,762,137	$16,659,700	$25,884,899

$33,930,556	$418,049,691	$67,357,477	$284,150,267	$29,688,798	$30,989,310
(150,355)	(189,690)	(530,895)	(52,305)	(15,183)	(86,168)
(18,698,072)	(318,745,894)	(22,513,058)	(263,719,905)	(18,122,122)	(8,190,482)
4,330,879	51,051,501	263,195	4,384,080	5,108,207	3,172,239
$19,413,008	$150,165,608	$44,576,719	$24,762,137	$16,659,700	$25,884,899

$16,711,569	$144,942,310	$43,208,513	$23,370,797	$15,306,348	$21,333,735
2,701,439	5,223,298	1,368,206	1,391,340	1,353,352	4,551,164

426,204	3,872,035	3,229,707	1,821,785	1,498,545	2,615,958
74,370	159,749	107,313	111,199	134,086	585,255

$39.21	$37.43	$13.38	$12.83	$10.21	$8.16
36.32	32.70	12.75	12.51	10.09	7.78

See accompanying notes to the financial statements.

150 :: Statements of Assets and Liabilities :: January 31, 2013 (unaudited)

	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short NASDAQ-100 ProFund
ASSETS:
Total Investment Securities, at cost	$26,073,000	$27,329,000	$19,577,000	$17,328,000
Repurchase agreements, at value	26,073,000	27,329,000	19,577,000	17,328,000
Total Investment Securities, at value	26,073,000	27,329,000	19,577,000	17,328,000
Cash	803	40	19	161
Segregated cash balances with brokers	1,396,240	247,665	79,610	139,497
Segregated cash balances with custodian	—	—	958	—
Interest receivable	42	44	32	28
Receivable for capital shares issued	722,877	157,164	118,060	1,298,231
Due from Advisor under an expense limitation agreement	—	—	—	—
Due from Advisor(a)	1,021,800	—	—	—
Unrealized gain on swap agreements	688,533	19,284	79,316	90,631
Variation margin on futures contracts	203,120	9,075	—	12,429
Prepaid expenses	17,897	20,603	46,247	11,911
TOTAL ASSETS	30,124,312	27,782,875	19,901,242	18,880,888
LIABILITIES:
Payable for capital shares redeemed	976,697	333,405	21,978	14,268,295
Unrealized loss on swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	10,260	5,405
Advisory fees payable	19,174	17,043	1,908	9,910
Management services fees payable	3,196	3,409	381	1,982
Administration fees payable	1,009	982	619	671
Distribution and services fees payable—Service Class	935	4,667	2,602	691
Transfer agency fees payable	4,759	7,998	4,074	3,236
Fund accounting fees payable	2,238	2,177	1,373	1,489
Compliance services fees payable	60	113	62	51
Service fees payable	49	48	30	33
Other accrued expenses	22,030	49,228	12,817	16,015
TOTAL LIABILITIES	1,030,147	419,070	56,104	14,307,778
NET ASSETS	$29,094,165	$27,363,805	$19,845,138	$4,573,110
NET ASSETS CONSIST OF:
Capital	$138,832,047	$106,322,690	$74,830,753	$28,175,473
Accumulated net investment income (loss)	(109,234)	(46,394)	(273,019)	(208,240)
Accumulated net realized gains (losses) on investments	(114,213,333)	(78,689,273)	(54,749,193)	(23,493,543)
Net unrealized appreciation (depreciation) on investments	4,584,685	(223,218)	36,597	99,420
NET ASSETS	$29,094,165	$27,363,805	$19,845,138	$4,573,110
NET ASSETS:
Investor Class	$27,699,468	$22,726,809	$16,258,150	$4,232,427
Service Class	1,394,697	4,636,996	3,586,988	340,683
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	3,044,597	1,564,867	2,543,860	652,499
Service Class	168,499	323,307	547,746	54,827
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$9.10	$14.52	$6.39	$6.49
Service Class	8.28	14.34	6.55	6.21

(a)  Amount related to a voluntary contribution from the Advisor due to corrections of investment transactions.

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Statements of Assets and Liabilities :: 151

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund

$24,843,000	$2,616,000	$16,992,000	$4,839,000	$26,393,000	$10,791,000
24,843,000	2,616,000	16,992,000	4,839,000	26,393,000	10,791,000
24,843,000	2,616,000	16,992,000	4,839,000	26,393,000	10,791,000
688	153	628	4	650	520
341,478	17,080	104,750	18,795	209,250	—
—	—	322	—	279	—
40	4	28	8	43	18
549,570	335,935	855,149	167,899	118,629	87,339
—	895	—	—	—	—
—	—	—	—	—	—
77,068	8,007	140,635	17,364	186,621	—
12,513	—	—	1,304	10,695	—
20,667	17,638	34,970	33,643	24,819	10,107
25,845,024	2,995,712	18,128,482	5,078,017	26,943,986	10,888,984

390,147	297,796	329,782	39,269	693,796	305,784
—	—	—	1,821	—	69,167
—	1,760	13,500	—	—	—
22,610	—	10,141	5,710	11,745	6,977
4,522	—	2,028	1,142	2,349	1,395
1,300	96	735	531	775	402
1,177	199	3,018	349	1,074	854
10,446	983	6,307	3,459	5,962	2,437
2,883	213	1,631	1,177	1,719	891
173	11	70	51	76	57
63	5	36	26	38	20
48,610	7,768	33,506	22,976	39,237	20,271
481,931	308,831	400,754	76,511	756,771	408,255
$25,363,093	$2,686,881	$17,727,728	$5,001,506	$26,187,215	$10,480,729

$248,645,590	$25,151,716	$143,768,659	$24,149,513	$241,080,004	$72,126,947
(81,670)	(65,283)	(333,981)	(151,781)	(32,253)	(320,160)
(222,995,917)	(22,385,751)	(125,789,520)	(19,008,495)	(215,058,413)	(61,256,891)
(204,910)	(13,801)	82,570	12,269	197,877	(69,167)
$25,363,093	$2,686,881	$17,727,728	$5,001,506	$26,187,215	$10,480,729

$23,921,990	$2,424,814	$14,250,524	$4,578,310	$25,029,093	$9,788,773
1,441,103	262,067	3,477,204	423,196	1,158,122	691,956

1,819,719	208,543	2,301,548	354,556	3,229,379	2,072,572
112,895	23,597	559,468	34,474	145,945	151,310

$13.15	$11.63	$6.19	$12.91	$7.75	$4.72
12.76	11.11	6.22	12.28	7.94	4.57

See accompanying notes to the financial statements.

152 :: Statements of Assets and Liabilities :: January 31, 2013 (unaudited)

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
ASSETS:
Total Investment Securities, at cost	$6,106,000	$2,225,000	$3,789,000	$6,514,000
Securities, at value	—	—	—	—
Repurchase agreements, at value	6,106,000	2,225,000	3,789,000	6,514,000
Total Investment Securities, at value	6,106,000	2,225,000	3,789,000	6,514,000
Cash	70	471	173	186
Segregated cash balances with brokers	—	—	—	336,344
Segregated cash balances with custodian	—	236	—	—
Dividends and interest receivable	10	4	6	11
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	33,721	52,100	884,176	287,547
Due from Advisor under an expense limitation agreement	—	1,004	—	—
Unrealized gain on swap agreements	—	—	3,061	—
Prepaid expenses	6,996	13,891	18,801	18,486
TOTAL ASSETS	6,146,797	2,292,706	4,695,217	7,156,574
LIABILITIES:
Payable for capital shares redeemed	3,893	362,796	234,122	299,877
Unrealized loss on swap agreements	18,081	20,965	—	140,101
Variation margin on futures contracts	—	—	—	46,859
Advisory fees payable	1,254	—	556	1,463
Management services fees payable	251	—	111	244
Administration fees payable	205	85	144	184
Distribution and services fees payable—Service Class	153	174	110	85
Transfer agency fees payable	1,609	775	960	1,181
Fund accounting fees payable	454	188	319	407
Compliance services fees payable	18	14	17	18
Service fees payable	10	4	7	9
Other accrued expenses	10,400	10,068	11,258	10,342
TOTAL LIABILITIES	36,328	395,069	247,604	500,770
NET ASSETS	$6,110,469	$1,897,637	$4,447,613	$6,655,804
NET ASSETS CONSIST OF:
Capital	$105,022,391	$22,218,733	$13,216,931	$12,915,352
Accumulated net investment income (loss)	(118,180)	(85,067)	(69,818)	(49,994)
Accumulated net realized gains (losses) on investments	(98,775,661)	(20,215,064)	(8,702,561)	(5,844,544)
Net unrealized appreciation (depreciation) on investments	(18,081)	(20,965)	3,061	(365,010)
NET ASSETS	$6,110,469	$1,897,637	$4,447,613	$6,655,804
NET ASSETS:
Investor Class	$5,928,877	$1,804,491	$4,321,359	$6,563,261
Service Class	181,592	93,146	126,254	92,543
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	613,260	150,566	1,046,903	491,055
Service Class	19,231	8,175	32,001	7,152
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$9.67	$11.98	$4.13	$13.37
Service Class	9.44	11.39	3.95	12.94

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Statements of Assets and Liabilities :: 153

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund

$11,447,158	$13,865,788	$71,840,380	$1,560,115	$10,436,715	$9,475,433
13,142,129	14,042,977	46,101,619	1,211,656	6,917,245	6,867,331
3,675,000	5,626,000	34,780,000	817,000	5,429,000	5,025,000
16,817,129	19,668,977	80,881,619	2,028,656	12,346,245	11,892,331
4	833	956	176	569	441
—	—	—	—	—	—
—	—	—	—	—	588
27,196	11,975	67,666	2,248	2,272	7,526
1,651,507	—	—	—	—	—
207,559	110,794	1,170,830	57,653	27,008	62,344
—	—	—	2,142	—	—
55,225	—	978,635	20,364	46,783	41,324
14,813	11,880	18,201	17,481	18,022	13,863
18,773,433	19,804,459	83,117,907	2,128,720	12,440,899	12,018,417

84,539	605,650	403,953	60,532	94,923	389,707
—	234,124	—	—	—	—
—	—	—	—	—	—
12,212	9,723	43,257	—	3,687	2,231
2,443	1,945	8,651	—	737	446
757	630	2,504	78	356	392
2,093	1,718	2,264	386	1,034	1,154
5,196	3,514	10,263	875	2,338	2,091
1,678	1,398	5,553	174	789	870
64	54	211	11	40	28
37	31	122	4	17	19
25,655	30,470	64,712	8,398	13,462	19,432
134,674	889,257	541,490	70,458	117,383	416,370
$18,638,759	$18,915,202	$82,576,417	$2,058,262	$12,323,516	$11,602,047

$26,765,345	$61,644,569	$84,661,184	$3,430,449	$10,891,961	$28,134,354
(40,550)	(133,047)	(448,685)	(12,882)	(78,226)	(98,977)
(13,511,232)	(48,165,385)	(11,655,956)	(1,848,210)	(446,532)	(18,891,552)
5,425,196	5,569,065	10,019,874	488,905	1,956,313	2,458,222
$18,638,759	$18,915,202	$82,576,417	$2,058,262	$12,323,516	$11,602,047

$16,080,620	$17,315,751	$78,992,078	$1,597,065	$10,197,380	$9,703,752
2,558,139	1,599,451	3,584,339	461,197	2,126,136	1,898,295

829,555	393,989	713,729	29,480	225,455	1,072,449
134,648	38,349	36,597	8,925	50,595	231,357

$19.38	$43.95	$110.68	$54.17	$45.23	$9.05
19.00	41.71	97.94	51.67	42.02	8.21

See accompanying notes to the financial statements.

154 :: Statements of Assets and Liabilities :: January 31, 2013 (unaudited)

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$10,594,081	$11,295,912	$19,464,616	$15,096,308
Securities, at value	8,900,995	7,553,862	14,832,363	9,521,070
Repurchase agreements, at value	4,164,000	4,338,000	9,339,000	7,678,000
Total Investment Securities, at value	13,064,995	11,891,862	24,171,363	17,199,070
Cash	303	330	26,726	87
Segregated cash balances with custodian	730	—	—	19
Dividends and interest receivable	16,318	2,409	1,580	13
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	163,021	58,491	3,628,549	121,569
Unrealized gain on swap agreements	147,207	20,064	528,162	—
Prepaid expenses	12,498	16,806	14,663	13,531
TOTAL ASSETS	13,405,072	11,989,962	28,371,043	17,334,289
LIABILITIES:
Payable for investments purchased	—	—	26,714	—
Payable for capital shares redeemed	17,112	32,745	67,827	119,559
Unrealized loss on swap agreements	—	—	—	476,832
Advisory fees payable	5,733	5,593	10,748	11,754
Management services fees payable	1,146	1,119	2,150	2,351
Administration fees payable	447	407	704	750
Distribution and services fees payable—Service Class	783	1,580	2,142	755
Transfer agency fees payable	2,729	2,134	4,227	3,560
Fund accounting fees payable	991	903	1,561	1,664
Compliance services fees payable	56	32	64	73
Service fees payable	22	20	34	37
Other accrued expenses	23,449	25,704	37,244	21,718
TOTAL LIABILITIES	52,468	70,237	153,415	639,053
NET ASSETS	$13,352,604	$11,919,725	$28,217,628	$16,695,236
NET ASSETS CONSIST OF:
Capital	$17,166,577	$15,750,546	$22,545,922	$25,953,100
Accumulated net investment income (loss)	(46,449)	(53,220)	(190,241)	(199,642)
Accumulated net realized gains (losses) on investments	(6,385,645)	(4,393,615)	627,038	(10,684,152)
Net unrealized appreciation (depreciation) on investments	2,618,121	616,014	5,234,909	1,625,930
NET ASSETS	$13,352,604	$11,919,725	$28,217,628	$16,695,236
NET ASSETS:
Investor Class	$12,131,493	$9,782,314	$25,406,868	$16,127,892
Service Class	1,221,111	2,137,411	2,810,760	567,344
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	533,640	221,656	1,074,583	434,889
Service Class	59,388	51,638	136,975	17,395
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$22.73	$44.13	$23.64	$37.09
Service Class	20.56	41.39	20.52	32.62

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Statements of Assets and Liabilities :: 155

Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund

$19,708,237	$16,177,815	$12,913,503	$53,828,183	$21,976,842	$3,201,345
30,237,311	11,751,515	8,600,300	32,171,545	14,415,406	2,638,195
8,229,000	8,850,000	5,837,000	20,108,000	14,100,000	1,704,000
38,466,311	20,601,515	14,437,300	52,279,545	28,515,406	4,342,195
45	948	82	933	163	270
2	—	—	—	—	643
7,167	8,439	27,355	33	23,740	1,874
—	—	—	—	6,637,724	—
766,868	257,652	107,456	1,630,379	267,787	355,379
401,019	207,747	263,604	—	—	—
14,365	9,663	12,980	33,989	17,954	10,891
39,655,777	21,085,964	14,848,777	53,944,879	35,462,774	4,711,252

—	—	—	—	—	—
153,958	1,121,331	60,960	4,412,380	11,485,657	10,068
—	—	—	1,728,494	190,630	2,752
23,843	7,759	7,289	25,310	14,262	391
4,769	1,552	1,458	5,062	2,853	78
1,381	536	509	1,455	948	155
2,840	579	6,268	3,512	716	123
8,218	2,908	5,375	13,591	4,177	759
3,063	1,189	1,130	3,227	2,104	343
148	52	50	163	103	14
67	26	25	71	46	8
81,552	33,779	14,733	63,535	32,965	9,785
279,839	1,169,711	97,797	6,256,800	11,734,461	24,476
$39,375,938	$19,916,253	$14,750,980	$47,688,079	$23,728,313	$4,686,776

$41,314,085	$45,499,193	$15,507,126	$132,882,171	$39,728,820	$23,029,105
(194,884)	(178,659)	49,818	(799,448)	89,217	(16,177)
(20,902,356)	(30,035,728)	(2,593,365)	(81,117,512)	(22,437,658)	(19,464,250)
19,159,093	4,631,447	1,787,401	(3,277,132)	6,347,934	1,138,098
$39,375,938	$19,916,253	$14,750,980	$47,688,079	$23,728,313	$4,686,776

$35,841,344	$18,668,157	$6,965,190	$44,132,819	$22,826,690	$4,537,514
3,534,594	1,248,096	7,785,790	3,555,260	901,623	149,262

795,117	857,150	504,070	1,896,829	771,812	335,368
88,767	61,124	598,256	165,178	30,810	12,316

$45.08	$21.78	$13.82	$23.27	$29.58	$13.53
39.82	20.42	13.01	21.52	29.26	12.12

See accompanying notes to the financial statements.

156 :: Statements of Assets and Liabilities :: January 31, 2013 (unaudited)

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
ASSETS:
Total Investment Securities, at cost	$8,858,359	$2,658,281	$3,864,289	$1,599,000
Securities, at value	6,599,990	2,013,252	3,823,390	—
Repurchase agreements, at value	5,348,000	1,239,000	1,935,000	1,599,000
Total Investment Securities, at value	11,947,990	3,252,252	5,758,390	1,599,000
Cash	174	582	94	693
Segregated cash balances with custodian	663	848	92	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	675	23,439	5,483	3
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	52,000	663,390	108,235	9,241
Unrealized gain on swap agreements	—	46,135	85,842	—
Receivable for closed forward currency contracts	—	—	—	—
Due from Advisor under a receivables agreement	—	—	—	—
Due from Advisor under an expense limitation agreement	—	383	804	1,438
Prepaid expenses	13,923	15,036	17,257	15,406
TOTAL ASSETS	12,015,425	4,002,065	5,976,197	1,625,781
LIABILITIES:
Payable for capital shares redeemed	67,297	2,049	17,235	730,064
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized loss on swap agreements	224,238	—	—	19,405
Advisory fees payable	5,462	—	—	—
Management services fees payable	1,092	—	—	—
Administration fees payable	403	137	224	43
Distribution and services fees payable—Service Class	692	248	548	12
Transfer agency fees payable	2,368	1,115	1,775	315
Fund accounting fees payable	894	304	496	96
Compliance services fees payable	44	28	28	7
Service fees payable	20	7	11	2
Other accrued expenses	19,748	11,621	13,084	8,274
TOTAL LIABILITIES	322,258	15,509	33,401	758,218
NET ASSETS	$11,693,167	$3,986,556	$5,942,796	$867,563
NET ASSETS CONSIST OF:
Capital	$17,634,112	$5,161,475	$20,956,934	$20,115,731
Accumulated net investment income (loss)	(150,565)	(68,614)	(48,368)	(43,800)
Accumulated net realized gains (losses) on investments	(8,655,773)	(1,746,411)	(16,945,713)	(19,184,963)
Net unrealized appreciation (depreciation) on investments	2,865,393	640,106	1,979,943	(19,405)
NET ASSETS	$11,693,167	$3,986,556	$5,942,796	$867,563
NET ASSETS:
Investor Class	$10,887,200	$3,681,572	$5,356,794	$853,682
Service Class	805,967	304,984	586,002	13,881
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	314,021	208,204	229,106	118,303
Service Class	25,827	17,799	26,043	1,905
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$34.67	$17.68	$23.38	$7.22
Service Class	31.21	17.13	22.50	7.29

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Statements of Assets and Liabilities :: 157

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund

$5,888,000	$1,829,000	$41,791,790	$30,519,000	$108,446,000	$52,345,000
—	—	17,223,862	—	—	—
5,888,000	1,829,000	24,459,000	30,519,000	108,446,000	52,345,000
5,888,000	1,829,000	41,682,862	30,519,000	108,446,000	52,345,000
904	126	678	113	725	279
—	—	—	—	—	—
—	—	—	—	—	981,451
9	3	110,964	50	176	85
—	—	4,630,018	—	—	—
55,286	14,657	8,059,886	69,950	699,877	20,010
270,604	12,567	—	200,229	1,660,134	—
—	—	—	—	—	565,247
—	—	—	—	—	977,376
—	1,066	—	—	—	—
18,866	13,566	21,596	22,364	39,591	29,843
6,233,669	1,870,985	54,506,004	30,811,706	110,846,503	54,919,291

765,014	9,289	19,741,655	4,517	4,891,915	311,864
—	—	—	—	—	1,195,088
—	—	170,753	—	—	—
1,578	—	15,075	21,494	73,845	37,226
316	—	4,523	4,299	14,769	7,445
228	86	1,303	1,241	4,267	2,147
172	55	3,744	557	4,103	6,401
1,941	757	9,608	5,094	19,389	10,382
506	192	2,889	2,752	9,465	4,762
25	13	165	131	400	242
11	4	63	60	208	105
13,240	6,791	70,164	58,832	229,905	147,789
783,031	17,187	20,019,942	98,977	5,248,266	1,723,451
$5,450,638	$1,853,798	$34,486,062	$30,712,729	$105,598,237	$53,195,840

$24,891,282	$61,366,221	$37,147,862	$54,552,443	$352,334,698	$59,139,066
(104,671)	(61,019)	(94,083)	(637,241)	(2,210,043)	(1,754,187)
(19,606,577)	(59,463,971)	(2,288,036)	(23,402,702)	(246,186,552)	(3,975,402)
270,604	12,567	(279,681)	200,229	1,660,134	(213,637)
$5,450,638	$1,853,798	$34,486,062	$30,712,729	$105,598,237	$53,195,840

$5,291,803	$1,789,664	$29,898,137	$30,036,604	$100,614,151	$45,417,767
158,835	64,134	4,587,925	676,125	4,984,086	7,778,073

759,775	333,984	640,108	1,704,632	13,294,600	1,807,401
21,665	12,552	100,799	38,512	695,751	325,742

$6.96	$5.36	$46.71	$17.62	$7.57	$25.13
7.33	5.11	45.52	17.56	7.16	23.88

See accompanying notes to the financial statements.

158 :: Statements of Assets and Liabilities :: January 31, 2013 (unaudited)

Falling U.S. Dollar ProFund
ASSETS:
Total Investment Securities, at cost	$13,132,000
Repurchase agreements, at value	13,132,000
Total Investment Securities, at value	13,132,000
Cash	934
Segregated cash balances with custodian	901
Unrealized appreciation on forward currency contracts	215,961
Interest receivable	21
Receivable for capital shares issued	348,553
Prepaid expenses	18,387
TOTAL ASSETS	13,716,757
LIABILITIES:
Payable for capital shares redeemed	212,963
Unrealized depreciation on forward currency contracts	168,888
Advisory fees payable	5,432
Management services fees payable	1,086
Administration fees payable	357
Distribution and services fees payable—Service Class	1,126
Transfer agency fees payable	2,391
Fund accounting fees payable	792
Compliance services fees payable	43
Service fees payable	17
Other accrued expenses	26,717
TOTAL LIABILITIES	419,812
NET ASSETS	$13,296,945
NET ASSETS CONSIST OF:
Capital	$14,648,814
Accumulated net investment income (loss)	(153,529)
Accumulated net realized gains (losses) on investments	(1,245,413)
Net unrealized appreciation (depreciation) on investments	47,073
NET ASSETS	$13,296,945
NET ASSETS:
Investor Class	$11,595,838
Service Class	1,701,107
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	506,437
Service Class	75,262
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$22.90
Service Class	22.60

See accompanying notes to the financial statements.

Statements of Operations

160 :: Statements of Operations :: January 31, 2013 (unaudited)

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013
INVESTMENT INCOME:
Dividends	$473,617	$131,017	$74,072	$178,532
Interest	25,030	11,674	5,946	19,257
Foreign tax withholding	(459)	—	(46)	—
TOTAL INVESTMENT INCOME	498,188	142,691	79,972	197,789
EXPENSES:
Advisory fees	312,123	123,081	64,779	179,729
Management services fees	62,425	24,616	12,956	38,513
Administration fees	19,669	8,196	3,628	11,343
Distribution and services fees—Service Class	64,531	7,770	8,797	30,657
Transfer agency fees	70,474	22,231	14,476	30,565
Administrative services fees	108,167	55,154	19,220	78,127
Registration and filing fees	54,132	15,232	30,369	47,120
Custody fees	7,563	5,667	9,803	4,668
Fund accounting fees	43,429	18,380	10,918	24,465
Trustee fees	978	421	180	549
Compliance services fees	667	320	137	410
Service fees	2,258	786	464	1,378
Other fees	50,175	19,609	12,841	36,035
Total Gross Expenses before reductions	796,591	301,463	188,568	483,559
Less Expenses reduced by the Advisor	—	—	(29,362)	—
TOTAL NET EXPENSES	796,591	301,463	159,206	483,559
NET INVESTMENT INCOME (LOSS)	(298,403)	(158,772)	(79,234)	(285,770)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(548,644)	513,369	(21,501)	2,165,992
Net realized gains (losses) on futures contracts	1,535,472	386,468	(25,703)	379,936
Net realized gains (losses) on swap agreements	3,632,910	2,650,708	424,261	2,582,560
Change in net unrealized appreciation/depreciation on investments	2,928,016	1,492,594	872,043	(1,540,711)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	7,547,754	5,043,139	1,249,100	3,587,777
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,249,351	$4,884,367	$1,169,866	$3,302,007

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Statements of Operations :: 161

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund
Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013

$668,122	$336,983	$176,924	$120,719	$255,096	$79,453
26	19	12	27	11	8
(428)	(333)	—	—	—	—
667,720	336,669	176,936	120,746	255,107	79,461

175,005	113,404	48,177	65,564	89,642	49,441
35,001	22,681	9,636	13,113	17,929	9,888
10,765	7,245	3,455	3,869	5,138	3,223
20,693	13,852	15,686	19,709	17,215	12,791
23,225	15,734	13,084	13,457	14,467	9,429
71,459	44,620	18,722	20,705	34,238	25,262
17,959	18,281	15,104	13,955	16,632	14,176
19,981	15,330	11,172	14,660	28,169	14,516
23,980	16,386	8,027	9,035	12,361	7,799
512	335	179	182	241	161
346	124	120	147	175	110
1,154	803	307	480	586	287
27,890	18,420	9,235	9,018	14,751	7,758
427,970	287,215	152,904	183,894	251,544	154,841
(1,374)	(116)	(24,465)	(11,198)	(25,110)	(26,265)
426,596	287,099	128,439	172,696	226,434	128,576
241,124	49,570	48,497	(51,950)	28,673	(49,115)

1,653,829	2,532,583	1,351,816	879,686	186,594	986,478
—	—	—	—	—	—
—	—	—	—	—	—
3,088,439	(447,094)	773,287	1,810,144	1,681,784	862,454
4,742,268	2,085,489	2,125,103	2,689,830	1,868,378	1,848,932
$4,983,392	$2,135,059	$2,173,600	$2,637,880	$1,897,051	$1,799,817

See accompanying notes to the financial statements.

162 :: Statements of Operations :: January 31, 2013 (unaudited)

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund
	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013
INVESTMENT INCOME:
Dividends	$233,767	$402,586	$170,925	$233,699
Interest	8	11,757	7,165	7,492
Foreign tax withholding	(34,183)	(332)	—	(111)
TOTAL INVESTMENT INCOME	199,592	414,011	178,090	241,080
EXPENSES:
Advisory fees	70,613	198,288	125,751	127,560
Management services fees	14,123	39,658	25,150	25,512
Administration fees	5,917	12,886	8,182	8,133
Distribution and services fees—Service Class	12,560	19,019	12,482	5,184
Transfer agency fees	14,450	44,903	25,419	29,739
Administrative services fees	18,623	67,387	50,239	43,835
Registration and filing fees	12,782	20,614	15,450	25,469
Custody fees	5,026	22,624	5,773	8,384
Fund accounting fees	12,847	29,100	18,516	20,591
Trustee fees	223	615	409	386
Compliance services fees	220	383	275	249
Service fees	556	1,470	818	930
Other fees	16,856	32,120	21,202	27,815
Total Gross Expenses before reductions	184,796	489,067	309,666	323,787
Less Expenses reduced by the Advisor	(3,761)	—	—	(4,328)
TOTAL NET EXPENSES	181,035	489,067	309,666	319,459
NET INVESTMENT INCOME (LOSS)	18,557	(75,056)	(131,576)	(78,379)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(207,261)	1,633,884	1,126,620	(772,078)
Net realized gains (losses) on futures contracts	—	854,901	446,559	494,514
Net realized gains (losses) on swap agreements	—	7,699,842	7,426,018	7,193,140
Change in net unrealized appreciation/depreciation on investments	3,666,554	1,725,120	2,452,869	3,957,246
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,459,293	11,913,747	11,452,066	10,872,822
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,477,850	$11,838,691	$11,320,490	$10,794,443

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Statements of Operations :: 163

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund
Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013

$135,614	$866,925	$—	$245,702	$183,875	$71,879
3,446	28,907	20,876	4,759	3,037	3,210
—	—	—	(29,878)	(14,782)	(6,504)
139,060	895,832	20,876	220,583	172,130	68,585

63,412	526,149	131,881	103,916	69,607	64,057
12,682	105,231	26,377	20,784	13,921	12,812
4,169	34,224	10,898	7,665	4,505	4,270
9,035	30,719	3,010	7,038	5,252	10,074
10,743	114,873	20,695	27,976	16,012	20,394
29,608	192,447	59,175	41,948	22,103	17,325
37,884	44,958	16,819	18,706	15,657	15,147
3,767	8,499	4,941	6,351	4,373	6,531
8,982	73,163	23,142	16,547	9,713	9,197
193	1,641	543	350	215	205
128	1,140	442	180	131	145
483	4,112	1,205	951	561	439
13,806	108,675	27,228	24,278	12,760	14,231
194,892	1,245,831	326,356	276,690	174,810	174,827
(37,884)	—	(6,485)	—	—	(15,095)
157,008	1,245,831	319,871	276,690	174,810	159,732
(17,948)	(349,999)	(298,995)	(56,107)	(2,680)	(91,147)

139,123	585,048	—	617,374	650,817	1,648
184,702	1,399,121	—	—	—	—
681,120	7,309,166	8,558,008	2,749,235	1,582,491	2,571,007
557,822	1,639,784	781,622	1,043,129	778,114	1,286,250
1,562,767	10,933,119	9,339,630	4,409,738	3,011,422	3,858,905
$1,544,819	$10,583,120	$9,040,635	$4,353,631	$3,008,742	$3,767,758

See accompanying notes to the financial statements.

164 :: Statements of Operations :: January 31, 2013 (unaudited)

	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short NASDAQ-100 ProFund
	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013
INVESTMENT INCOME:
Interest	$7,062	$18,381	$7,937	$7,628
EXPENSES:
Advisory fees	67,077	115,415	52,301	49,752
Management services fees	11,179	23,083	10,460	9,951
Administration fees	3,620	7,194	2,664	2,941
Distribution and services fees—Service Class	2,390	35,091	13,775	6,157
Transfer agency fees	10,342	26,234	8,638	7,475
Administrative services fees	24,374	39,772	19,635	19,708
Registration and filing fees	14,163	25,814	53,396	17,946
Custody fees	1,669	3,603	3,764	3,057
Fund accounting fees	7,679	15,281	5,675	6,258
Trustee fees	185	360	120	141
Compliance services fees	121	193	87	94
Service fees	308	837	321	323
Other fees	9,107	20,490	12,204	11,617
Total Gross Expenses before reductions	152,214	313,367	183,040	135,420
Less Expenses reduced by the Advisor	(19,048)	(3,609)	(47,225)	(13,051)
TOTAL NET EXPENSES	133,166	309,758	135,815	122,369
NET INVESTMENT INCOME (LOSS)	(126,104)	(291,377)	(127,878)	(114,741)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	3,783,264	(776,288)	(261,990)	(236,723)
Net realized gains (losses) on swap agreements	(306,960)	(2,325,593)	(2,077,916)	(691,536)
Change in net unrealized appreciation/depreciation on investments	4,032,908	(9,923)	(120,816)	91,244
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	7,509,212	(3,111,804)	(2,460,722)	(837,015)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,383,108	$(3,403,181)	$(2,588,600)	$(951,756)

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Statements of Operations :: 165

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund
Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013

$21,410	$2,051	$9,863	$5,464	$11,166	$9,793

136,004	12,563	63,230	35,836	72,107	57,833
27,201	2,513	12,646	7,167	14,422	11,567
8,743	824	4,067	2,176	4,395	3,376
8,772	1,270	11,442	2,935	2,383	7,899
30,091	4,149	19,257	7,706	17,248	8,455
49,254	3,338	18,161	13,925	22,218	26,042
17,956	15,189	28,866	31,433	24,528	17,413
4,584	3,415	4,144	4,103	4,840	3,478
18,698	1,749	8,641	4,680	9,380	7,195
5,825	41	198	80	192	159
218	29	131	67	135	89
1,126	106	448	284	554	451
23,811	4,087	16,931	9,439	14,295	8,391
332,283	49,273	188,162	119,831	186,697	152,348
—	(18,810)	(29,260)	(33,009)	(16,257)	(1,698)
332,283	30,463	158,902	86,822	170,440	150,650
(310,873)	(28,412)	(149,039)	(81,358)	(159,274)	(140,857)

(444,813)	(42,979)	(308,394)	(295,884)	(129,197)	—
(9,274,065)	(740,836)	(5,630,698)	(3,344,722)	(2,172,975)	(5,239,061)
(196,531)	(68,496)	(287,223)	(16,010)	131,970	(364,286)
(9,915,409)	(852,311)	(6,226,315)	(3,656,616)	(2,170,202)	(5,603,347)
$(10,226,282)	$(880,723)	$(6,375,354)	$(3,737,974)	$(2,329,476)	$(5,744,204)

See accompanying notes to the financial statements.

166 :: Statements of Operations :: January 31, 2013 (unaudited)

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	3,253	2,516	2,097	1,631
Foreign tax withholding	—	—	—	—
TOTAL INVESTMENT INCOME	3,253	2,516	2,097	1,631
EXPENSES:
Advisory fees	20,638	14,880	13,101	14,559
Management services fees	4,128	2,976	2,620	2,426
Administration fees	1,359	994	843	909
Distribution and services fees—Service Class	1,151	1,426	754	307
Transfer agency fees	5,938	3,110	2,631	2,822
Administrative services fees	9,847	7,379	4,879	4,679
Registration and filing fees	14,929	14,022	17,005	15,354
Custody fees	2,542	3,698	3,234	1,322
Fund accounting fees	2,878	2,113	1,799	1,925
Trustee fees	71	49	37	48
Compliance services fees	39	23	24	35
Service fees	146	136	106	74
Other fees	1,982	4,179	2,864	2,259
Total Gross Expenses before reductions	65,648	54,985	49,897	46,719
Less Expenses reduced by the Advisor	(16,477)	(18,997)	(18,565)	(18,000)
TOTAL NET EXPENSES	49,171	35,988	31,332	28,719
NET INVESTMENT INCOME (LOSS)	(45,918)	(33,472)	(29,235)	(27,088)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	—	—	—	(1,253,045)
Net realized gains (losses) on swap agreements	(1,117,181)	(373,612)	(1,122,620)	(34,951)
Change in net unrealized appreciation/depreciation on investments	(207,249)	(197,525)	(91,502)	(471,644)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,324,430)	(571,137)	(1,214,122)	(1,759,640)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,370,348)	$(604,609)	$(1,243,357)	$(1,786,728)

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Statements of Operations :: 167

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund
Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013

$129,520	$135,981	$112,912	$24,206	$69,337	$63,073
3,280	2,600	12,278	605	2,211	1,885
—	(3,791)	—	—	—	(8)
132,800	134,790	125,190	24,811	71,548	64,950

62,699	53,990	178,850	10,183	35,327	33,101
12,540	10,798	35,770	2,037	7,066	6,620
4,118	3,532	11,511	651	2,404	2,113
7,000	7,830	12,883	3,088	8,782	4,357
13,832	10,264	24,478	2,653	7,425	6,473
23,183	23,623	85,004	4,703	15,265	18,106
15,252	14,838	19,466	15,763	17,399	14,867
3,353	3,327	3,551	4,352	3,195	7,335
8,975	7,711	24,530	1,821	5,655	5,171
194	171	576	29	114	104
127	104	459	20	84	68
446	393	1,059	83	252	214
10,921	8,829	29,112	2,970	7,116	6,176
162,640	145,410	427,249	48,353	110,084	104,705
(9,440)	(2,839)	(2,214)	(21,569)	(18,977)	(23,249)
153,200	142,571	425,035	26,784	91,107	81,456
(20,400)	(7,781)	(299,845)	(1,973)	(19,559)	(16,506)

274,020	125,427	23,951	137,823	22,551	478,533
—	—	—	—	—	—
3,294,680	1,567,564	5,666,509	177,094	959,864	1,320,224
1,152,326	556,424	4,087,105	(42,063)	611,131	42,552
4,721,026	2,249,415	9,777,565	272,854	1,593,546	1,841,309
$4,700,626	$2,241,634	$9,477,720	$270,881	$1,573,987	$1,824,803

See accompanying notes to the financial statements.

168 :: Statements of Operations :: January 31, 2013 (unaudited)

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013
INVESTMENT INCOME:
Dividends	$99,027	$41,032	$19,531	$4,385
Interest	3,037	1,923	4,006	4,716
Foreign tax withholding	—	—	—	—
TOTAL INVESTMENT INCOME	102,064	42,955	23,537	9,101
EXPENSES:
Advisory fees	49,321	28,024	59,668	64,971
Management services fees	9,864	5,605	11,934	12,994
Administration fees	3,160	1,984	4,113	4,077
Distribution and services fees—Service Class	6,489	4,562	5,532	6,322
Transfer agency fees	8,684	5,614	12,000	9,821
Administrative services fees	21,971	11,890	23,320	28,944
Registration and filing fees	16,441	15,110	16,042	16,737
Custody fees	4,275	2,406	2,879	3,617
Fund accounting fees	7,121	4,575	8,825	8,732
Trustee fees	147	110	212	185
Compliance services fees	115	77	145	171
Service fees	371	149	395	486
Other fees	8,817	4,849	9,395	11,520
Total Gross Expenses before reductions	136,776	84,955	154,460	168,577
Less Expenses reduced by the Advisor	(15,384)	(14,924)	(2,854)	(10,711)
TOTAL NET EXPENSES	121,392	70,031	151,606	157,866
NET INVESTMENT INCOME (LOSS)	(19,328)	(27,076)	(128,069)	(148,765)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	39,771	972,088	1,978,216	(39,429)
Net realized gains (losses) on swap agreements	938,052	1,178,358	2,184,106	3,284,545
Change in net unrealized appreciation/depreciation on investments	918,403	(507,623)	401,250	55,610
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,896,226	1,642,823	4,563,572	3,300,726
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,876,898	$1,615,747	$4,435,503	$3,151,961

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Statements of Operations :: 169

Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund
Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013

$310,048	$68,233	$159,789	$—	$337,169	$32,241
5,610	2,692	2,597	24,612	6,890	1,077
(74)	(117)	—	—	(277)	—
315,584	70,808	162,386	24,612	343,782	33,318

149,088	53,266	50,549	151,683	117,527	16,075
29,818	10,653	10,110	30,337	23,506	3,215
9,686	3,596	3,297	9,820	7,301	1,077
16,985	3,835	36,021	23,263	14,910	897
28,194	10,113	17,173	41,881	18,283	2,839
66,023	23,414	11,980	44,376	53,014	8,107
17,966	15,332	15,829	40,472	21,895	14,752
5,432	3,216	3,414	4,022	4,372	2,896
20,882	7,730	7,094	20,861	15,785	2,408
466	187	162	496	369	48
306	125	112	340	251	35
1,153	384	378	1,129	947	114
22,304	8,540	9,919	22,873	18,928	3,243
368,303	140,391	166,038	391,553	297,088	55,706
—	(3,467)	(12,308)	—	(9,044)	(17,407)
368,303	136,924	153,730	391,553	288,044	38,299
(52,719)	(66,116)	8,656	(366,941)	55,738	(4,981)

2,228,473	757,172	90,349	—	379,307	(95,494)
3,131,292	1,952,779	780,297	2,666,586	1,621,203	(58,156)
534,437	(104,235)	513,472	(5,139,436)	(878,078)	(176,454)
5,894,202	2,605,716	1,384,118	(2,472,850)	1,122,432	(330,104)
$5,841,483	$2,539,600	$1,392,774	$(2,839,791)	$1,178,170	$(335,085)

See accompanying notes to the financial statements.

170 :: Statements of Operations :: January 31, 2013 (unaudited)

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013
INVESTMENT INCOME:
Dividends	$61,585	$107,275	$173,643	$—
Interest	2,899	2,240	2,472	1,926
TOTAL INVESTMENT INCOME	64,484	109,515	176,115	1,926
EXPENSES:
Advisory fees	45,964	40,638	40,687	11,083
Management services fees	9,193	8,128	8,137	2,216
Administration fees	3,077	2,501	2,340	760
Distribution and services fees—Service Class	4,939	3,701	3,446	204
Transfer agency fees	9,034	6,615	7,390	3,455
Administrative services fees	12,352	12,234	17,350	3,128
Registration and filing fees	15,763	16,387	20,478	16,002
Custody fees	4,916	4,631	4,208	4,856
Fund accounting fees	7,087	5,390	5,214	1,616
Trustee fees	141	120	118	37
Compliance services fees	96	88	11	26
Service fees	387	390	330	124
Other fees	8,828	6,297	7,653	4,453
Total Gross Expenses before reductions	121,777	107,120	117,362	47,960
Less Expenses reduced by the Advisor	(9,907)	(9,277)	(19,531)	(22,086)
TOTAL NET EXPENSES	111,870	97,843	97,831	25,874
NET INVESTMENT INCOME (LOSS)	(47,386)	11,672	78,284	(23,948)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	21,375	210,344	178,754	—
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	858,389	575,656	(793,449)	(99,711)
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investments	(511,021)	(1,764,572)	(997,075)	14,778
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	368,743	(978,572)	(1,611,770)	(84,933)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$321,357	$(966,900)	$(1,533,486)	$(108,881)

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Statements of Operations :: 171

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund
Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013	Six Months Ended January 31, 2013

$—	$—	$—	$—	$—	$—
3,529	2,097	282,597	18,895	67,079	39,479
3,529	2,097	282,597	18,895	67,079	39,479

22,161	12,837	100,726	120,774	426,441	255,922
4,432	2,567	30,218	24,155	85,289	51,185
1,496	854	9,538	7,658	26,956	15,141
1,215	455	27,018	3,042	25,882	30,814
5,984	2,620	31,369	15,948	64,512	34,512
9,105	6,654	51,399	63,289	194,139	136,637
15,345	14,251	27,508	16,758	43,017	26,416
3,029	3,096	4,027	2,456	5,040	4,620
3,186	1,816	20,301	16,305	57,318	32,155
69	42	445	359	1,309	735
50	28	225	221	837	309
168	104	1,193	913	3,130	1,905
4,294	2,971	20,687	17,960	52,364	45,180
70,534	48,295	324,654	289,838	986,234	635,531
(17,668)	(17,990)	—	—	—	—
52,866	30,305	324,654	289,838	986,234	635,531
(49,337)	(28,208)	(42,057)	(270,943)	(919,155)	(596,052)

—	—	(1,512,070)	—	—	—
—	—	(16,328)	—	—	(28,433)
(322,670)	(237,596)	(2,615,266)	769,674	4,486,543	—
—	—	—	—	—	(4,804,593)
481,506	70,699	(2,662,807)	482,885	4,562,559	967,224
158,836	(166,897)	(6,806,471)	1,252,559	9,049,102	(3,865,802)
$109,499	$(195,105)	$(6,848,528)	$981,616	$8,129,947	$(4,461,854)

See accompanying notes to the financial statements.

172 :: Statements of Operations :: January 31, 2013 (unaudited)

Falling U.S. Dollar ProFund
Six Months Ended January 31, 2013
INVESTMENT INCOME:
Interest	$5,427
EXPENSES:
Advisory fees	33,913
Management services fees	6,783
Administration fees	2,543
Distribution and services fees—Service Class	2,460
Transfer agency fees	7,418
Administrative services fees	19,681
Registration and filing fees	13,938
Custody fees	3,896
Fund accounting fees	5,425
Trustee fees	117
Compliance services fees	91
Service fees	309
Other fees	8,833
Total Gross Expenses before reductions	105,407
Less Expenses reduced by the Advisor	(23,834)
TOTAL NET EXPENSES	81,573
NET INVESTMENT INCOME (LOSS)	(76,146)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on forward currency contracts	282,930
Change in net unrealized appreciation/depreciation on investments	(14,932)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	267,998
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$191,852

See accompanying notes to the financial statements.

Statements of Changes in Net Assets

174 :: Statements of Changes in Net Assets :: January 31, 2013

	Bull ProFund		Mid-Cap ProFund
	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(298,403)	$(877,913)	$(158,772)	$(299,442)
Net realized gains (losses) on investments	4,619,738	2,467,079	3,550,545	(2,383,201)
Change in net unrealized appreciation/depreciation on investments	2,928,016	1,602,346	1,492,594	(887,251)
Change in net assets resulting from operations	7,249,351	3,191,512	4,884,367	(3,569,894)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	(10,218,368)	46,159,033	13,145,863	(4,514,637)
Change in net assets	(2,969,017)	49,350,545	18,030,230	(8,084,531)
NET ASSETS:
Beginning of period	93,354,309	44,003,764	26,432,822	34,517,353
End of period	$90,385,292	$93,354,309	$44,463,052	$26,432,822
Accumulated net investment income (loss)	$(117,573)	$(615,764)	$(390,413)	$(299,836)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$194,514,430	$523,582,401	$140,760,298	$121,061,835
Dividends reinvested	—	—	—	—
Value of shares redeemed	(193,382,206)	(489,577,582)	(130,342,263)	(120,502,861)
Service Class
Proceeds from shares issued	71,231,298	132,574,295	8,436,175	8,308,313
Dividends reinvested	—	—	—	—
Value of shares redeemed	(82,581,890)	(120,420,081)	(5,708,347)	(13,381,924)
Change in net assets resulting from capital transactions	$(10,218,368)	$46,159,033	$13,145,863	$(4,514,637)
SHARE TRANSACTIONS:
Investor Class
Issued	3,000,205	9,097,372	2,720,080	2,590,144
Reinvested	—	—	—	—
Redeemed	(3,004,778)	(8,563,522)	(2,525,397)	(2,637,955)
Service Class
Issued	1,245,473	2,507,540	180,709	200,446
Reinvested	—	—	—	—
Redeemed	(1,426,080)	(2,271,942)	(124,182)	(322,544)
Change in shares	(185,180)	769,448	251,210	(169,909)

See accompanying notes to the financial statements.

January 31, 2013 :: Statements of Changes in Net Assets :: 175

Small-Cap ProFund		NASDAQ-100 ProFund		Large-Cap Value ProFund
Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012

$(79,234)	$(174,509)	$(285,770)	$(579,054)	$241,124	$196,749
377,057	998,832	5,128,488	1,556,949	1,653,829	(1,961,492)
872,043	(937,468)	(1,540,711)	2,071,064	3,088,439	4,108,491
1,169,866	(113,145)	3,302,007	3,048,959	4,983,392	2,343,748

—	—	—	—	(356,307)	—

—	—	(800,990)	—	(129,997)	—
—	—	(95,627)	—	(13,748)	—
—	—	(896,617)	—	(500,052)	—
(3,377,711)	6,072,117	25,042,528	(11,553,661)	22,564,144	23,214,573
(2,207,845)	5,958,972	27,447,918	(8,504,702)	27,047,484	2,558,321

19,907,999	13,949,027	40,908,613	49,413,315	42,758,264	17,199,943
$17,700,154	$19,907,999	$68,356,531	$40,908,613	$69,805,748	$42,758,264
$(318,861)	$(266,004)	$(124,363)	$(440,093)	$81,104	$197,108

$132,314,264	$215,957,480	$683,592,116	$913,853,801	$118,408,547	$172,363,476
—	—	780,292	—	485,723	—
(136,458,214)	(209,310,084)	(659,088,577)	(925,658,985)	(95,014,932)	(150,635,723)

35,239,239	126,941,687	73,360,991	142,915,747	12,842,647	14,393,585
—	—	89,810	—	12,319	—
(34,473,000)	(127,516,966)	(73,692,104)	(142,664,224)	(14,170,160)	(12,906,765)
$(3,377,711)	$6,072,117	$25,042,528	$(11,553,661)	$22,564,144	$23,214,573

2,846,773	4,990,248	7,665,852	11,218,279	2,844,661	4,661,334
—	—	9,129	—	11,821	—
(2,964,865)	(4,848,018)	(7,367,655)	(11,382,867)	(2,321,843)	(4,072,023)

853,319	3,264,602	929,044	1,969,633	329,601	402,204
—	—	1,193	—	317	—
(835,235)	(3,268,040)	(933,943)	(1,961,044)	(369,118)	(365,763)
(100,008)	138,792	303,620	(155,999)	495,439	625,752

See accompanying notes to the financial statements.

176 :: Statements of Changes in Net Assets :: January 31, 2013

	Large-Cap Growth ProFund		Mid-Cap Value ProFund
	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$49,570	$21,650	$48,497	$(5,907)
Net realized gains (losses) on investments	2,532,583	(1,893,616)	1,351,816	824,541
Change in net unrealized appreciation/depreciation on investments	(447,094)	3,319,989	773,287	(1,889,206)
Change in net assets resulting from operations	2,135,059	1,448,023	2,173,600	(1,070,572)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(78,726)	—	(30,565)	—
Change in net assets resulting from distributions	(78,726)	—	(30,565)	—
Change in net assets resulting from capital transactions	(18,462,343)	10,388,258	13,105,500	(12,856,397)
Change in net assets	(16,406,010)	11,836,281	15,248,535	(13,926,969)
NET ASSETS:
Beginning of period	48,172,046	36,335,765	4,565,579	18,492,548
End of period	$31,766,036	$48,172,046	$19,814,114	$4,565,579
Accumulated net investment income (loss)	$(3,570)	$26,138	$(82,548)	$(100,480)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$77,576,041	$209,091,022	$56,226,916	$65,435,796
Dividends reinvested	78,643	—	30,537	—
Value of shares redeemed	(96,308,272)	(198,650,154)	(45,380,683)	(76,646,820)
Service Class
Proceeds from shares issued	8,722,811	18,748,303	18,410,980	11,713,845
Value of shares redeemed	(8,531,566)	(18,800,913)	(16,182,250)	(13,359,218)
Change in net assets resulting from capital transactions	$(18,462,343)	$10,388,258	$13,105,500	$(12,856,397)
SHARE TRANSACTIONS:
Investor Class
Issued	1,688,924	4,940,722	1,154,566	1,526,642
Reinvested	1,764	—	638	—
Redeemed	(2,091,844)	(4,736,611)	(921,875)	(1,797,755)
Service Class
Issued	209,224	484,747	425,964	295,921
Redeemed	(205,925)	(491,212)	(376,057)	(344,873)
Change in shares	(397,857)	197,646	283,236	(320,065)

See accompanying notes to the financial statements.

January 31, 2013 :: Statements of Changes in Net Assets :: 177

Mid-Cap Growth ProFund		Small-Cap Value ProFund		Small-Cap Growth ProFund
Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012

$(51,950)	$(177,516)	$28,673	$(73,564)	$(49,115)	$(137,332)
879,686	(3,529,160)	186,594	1,174,244	986,478	1,974,132
1,810,144	(1,394,366)	1,681,784	923,048	862,454	(3,065,118)
2,637,880	(5,101,042)	1,897,051	2,023,728	1,799,817	(1,228,318)

—	—	(5,199)	—	—	—
—	—	(5,199)	—	—	—
530,783	(11,564,691)	1,629,127	19,371,907	10,661,113	(16,740,228)
3,168,663	(16,665,733)	3,520,979	21,395,635	12,460,930	(17,968,546)

15,709,984	32,375,717	30,243,417	8,847,782	8,860,878	26,829,424
$18,878,647	$15,709,984	$33,764,396	$30,243,417	$21,321,808	$8,860,878
$(178,290)	$(142,261)	$(75,962)	$(98,731)	$(125,276)	$(101,938)

$58,847,711	$103,055,393	$82,369,518	$169,966,653	$36,077,733	$74,803,490
—	—	5,070	—	—	—
(59,142,844)	(110,765,598)	(80,405,892)	(150,399,400)	(24,861,721)	(87,415,616)

18,921,960	10,806,709	20,017,416	29,942,571	9,052,111	11,132,671
(18,096,044)	(14,661,195)	(20,356,985)	(30,137,917)	(9,607,010)	(15,260,773)
$530,783	$(11,564,691)	$1,629,127	$19,371,907	$10,661,113	$(16,740,228)

1,223,810	2,267,271	1,713,521	3,992,496	724,118	1,684,414
—	—	106	—	—	—
(1,223,097)	(2,519,020)	(1,727,383)	(3,517,799)	(495,183)	(1,983,510)

440,985	267,394	461,432	756,717	202,932	271,979
(425,212)	(376,699)	(472,036)	(754,302)	(214,474)	(378,519)
16,486	(361,054)	(24,360)	477,112	217,393	(405,636)

See accompanying notes to the financial statements.

178 :: Statements of Changes in Net Assets :: January 31, 2013

	Europe 30 ProFund		UltraBull ProFund
	Six Months Ended January 31, 2013	Year Ended	Six Months Ended January 31, 2013	Year Ended
	(unaudited)	July 31, 2012	(unaudited)	July 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$18,557	$88,763	$(75,056)	$(408,296)
Net realized gains (losses) on investments	(207,261)	(777,709)	10,188,627	(1,174,891)
Change in net unrealized appreciation/depreciation on investments	3,666,554	(637,320)	1,725,120	587,993
Change in net assets resulting from operations	3,477,850	(1,326,266)	11,838,691	(995,194)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	(344,769)	—	—
Service Class	—	(175,824)	—	—
Change in net assets resulting from distributions	—	(520,593)	—	—
Change in net assets resulting from capital transactions	44,348,092	345,140	(20,754,983)	(26,815,464)
Change in net assets	47,825,942	(1,501,719)	(8,916,292)	(27,810,658)
NET ASSETS:
Beginning of period	6,179,448	7,681,167	80,333,492	108,144,150
End of period	$54,005,390	$6,179,448	$71,417,200	$80,333,492
Accumulated net investment income (loss)	$73,703	$55,146	$(74,635)	$(302,701)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$84,490,886	$120,018,337	$860,961,345	$2,188,655,064
Dividends reinvested	—	341,573	—	—
Value of shares redeemed	(39,570,506)	(122,537,125)	(880,921,561)	(2,212,502,674)
Service Class
Proceeds from shares issued	2,835,791	7,650,665	18,624,220	50,183,708
Dividends reinvested	—	173,274	—	—
Value of shares redeemed	(3,408,079)	(5,301,584)	(19,418,987)	(53,151,562)
Change in net assets resulting from capital transactions	$44,348,092	$345,140	$(20,754,983)	$(26,815,464)
SHARE TRANSACTIONS:
Investor Class
Issued	6,468,878	9,506,646	17,490,613	52,378,173
Reinvested	—	29,484	—	—
Redeemed	(3,090,991)	(9,715,861)	(17,918,290)	(53,127,218)
Service Class
Issued	210,577	565,266	433,004	1,364,798
Reinvested	—	14,672	—	—
Redeemed	(252,334)	(398,277)	(442,200)	(1,446,598)
Change in shares	3,336,130	1,930	(436,873)	(830,845)

See accompanying notes to the financial statements.

January 31, 2013 :: Statements of Changes in Net Assets :: 179

UltraMid-Cap ProFund		UltraSmall-Cap ProFund		UltraDow 30 ProFund
Six Months Ended January 31, 2013	Year Ended	Six Months Ended January 31, 2013	Year Ended	Six Months Ended January 31, 2013	Year Ended
(unaudited)	July 31, 2012	(unaudited)	July 31, 2012	(unaudited)	July 31, 2012

$(131,576)	$(361,929)	$(78,379)	$(486,602)	$(17,948)	$(190,186)
8,999,197	(10,503,987)	6,915,576	(3,937,680)	1,004,945	710,872
2,452,869	(2,171,498)	3,957,246	(987,371)	557,822	956,642
11,320,490	(13,037,414)	10,794,443	(5,411,653)	1,544,819	1,477,328

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
20,521,464	(24,489,101)	27,700,418	(18,059,705)	2,203,543	(5,810,238)
31,841,954	(37,526,515)	38,494,861	(23,471,358)	3,748,362	(4,332,910)

27,680,285	65,206,800	27,474,487	50,945,845	15,664,646	19,997,556
$59,522,239	$27,680,285	$65,969,348	$27,474,487	$19,413,008	$15,664,646
$(129,913)	$(334,472)	$(216,614)	$(589,113)	$(150,355)	$(168,623)

$168,808,916	$358,518,330	$364,917,114	$924,294,606	$271,977,996	$422,086,816
—	—	—	—	—	—
(148,971,334)	(382,330,785)	(336,778,397)	(941,424,771)	(270,303,309)	(427,721,251)

12,290,115	34,464,077	6,984,984	33,053,504	6,358,042	21,830,050
—	—	—	—	—	—
(11,606,233)	(35,140,723)	(7,423,283)	(33,983,044)	(5,829,186)	(22,005,853)
$20,521,464	$(24,489,101)	$27,700,418	$(18,059,705)	$2,203,543	$(5,810,238)

3,696,443	9,365,420	18,569,145	55,596,035	7,555,856	13,995,768
—	—	—	—	—	—
(3,302,518)	(10,167,780)	(17,253,493)	(56,509,408)	(7,529,675)	(14,190,555)

295,458	991,865	415,407	2,102,421	189,007	787,859
—	—	—	—	—	—
(270,110)	(999,411)	(432,314)	(2,186,091)	(176,455)	(794,384)
419,273	(809,906)	1,298,745	(997,043)	38,733	(201,312)

See accompanying notes to the financial statements.

180 :: Statements of Changes in Net Assets :: January 31, 2013

	UltraNASDAQ-100 ProFund		UltraInternational ProFund
	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(349,999)	$(1,384,810)	$(298,995)	$(387,973)
Net realized gains (losses) on investments	9,293,335	10,274,021	8,558,008	(8,942,364)
Change in net unrealized appreciation/depreciation on investments	1,639,784	8,333,661	781,622	(413,626)
Change in net assets resulting from operations	10,583,120	17,222,872	9,040,635	(9,743,963)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	11,507,164	(15,882,967)	5,140,183	15,566,412
Change in net assets	22,090,284	1,339,905	14,180,818	5,822,449
NET ASSETS:
Beginning of period	128,075,324	126,735,419	30,395,901	24,573,452
End of period	$150,165,608	$128,075,324	$44,576,719	$30,395,901
Accumulated net investment income (loss)	$(189,690)	$(885,861)	$(530,895)	$(327,743)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$718,340,889	$1,105,820,692	$89,457,665	$170,385,688
Dividends reinvested	—	—	—	—
Value of shares redeemed	(706,493,266)	(1,121,400,854)	(85,230,581)	(154,667,596)
Service Class
Proceeds from shares issued	12,160,338	26,233,671	1,761,514	2,196,173
Dividends reinvested	—	—	—	—
Value of shares redeemed	(12,500,797)	(26,536,476)	(848,415)	(2,347,853)
Change in net assets resulting from capital transactions	$11,507,164	$(15,882,967)	$5,140,183	$15,566,412
SHARE TRANSACTIONS:
Investor Class
Issued	19,520,574	36,501,199	7,733,993	17,030,440
Reinvested	—	—	—	—
Redeemed	(19,127,256)	(37,074,282)	(7,626,033)	(15,601,390)
Service Class
Issued	367,845	938,173	158,779	210,905
Reinvested	—	—	—	—
Redeemed	(384,193)	(976,718)	(79,644)	(229,435)
Change in shares	376,970	(611,628)	187,095	1,410,520

See accompanying notes to the financial statements.

January 31, 2013 :: Statements of Changes in Net Assets :: 181

UltraEmerging Markets ProFund		UltraLatin America ProFund		UltraChina ProFund
Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012

$(56,107)	$67,993	$(2,680)	$175,266	$(91,147)	$19,699
3,366,609	(14,429,912)	2,233,308	(2,971,578)	2,572,655	(8,552,198)
1,043,129	(4,506,499)	778,114	(5,513,913)	1,286,250	(3,130,786)
4,353,631	(18,868,418)	3,008,742	(8,310,225)	3,767,758	(11,663,285)

(21,104)	(151,521)	(101,066)	(287,632)	—	—
—	—	—	(5,582)	—	—
(21,104)	(151,521)	(101,066)	(293,214)	—	—
(8,623,838)	(2,593,386)	(6,504,435)	(3,292,231)	8,839,097	4,417,583
(4,291,311)	(21,613,325)	(3,596,759)	(11,895,670)	12,606,855	(7,245,702)

29,053,448	50,666,773	20,256,459	32,152,129	13,278,044	20,523,746
$24,762,137	$29,053,448	$16,659,700	$20,256,459	$25,884,899	$13,278,044
$(52,305)	$24,906	$(15,183)	$88,563	$(86,168)	$(13,135)

$108,489,617	$254,999,442	$35,445,467	$101,611,663	$81,436,813	$146,452,046
19,934	93,413	98,247	277,642	—	—
(116,938,012)	(255,969,233)	(42,317,417)	(104,549,888)	(76,112,455)	(141,996,962)

5,233,050	8,463,639	1,175,663	4,494,761	4,039,377	2,107,853
—	—	—	4,542	—	—
(5,428,427)	(10,180,647)	(906,395)	(5,130,951)	(524,638)	(2,145,354)
$(8,623,838)	$(2,593,386)	$(6,504,435)	$(3,292,231)	$8,839,097	$4,417,583

9,328,047	21,033,005	3,909,846	10,351,661	11,072,049	18,456,786
1,639	8,578	10,386	31,767	—	—
(10,042,456)	(21,309,916)	(4,640,482)	(10,443,993)	(10,464,529)	(17,981,398)

447,245	681,992	126,691	431,535	588,655	267,991
—	—	—	524	—	—
(464,419)	(805,475)	(100,260)	(490,631)	(75,184)	(263,468)
(729,944)	(391,816)	(693,819)	(119,137)	1,120,991	479,911

See accompanying notes to the financial statements.

182 :: Statements of Changes in Net Assets :: January 31, 2013

	UltraJapan ProFund		Bear ProFund
	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(126,104)	$(223,397)	$(291,377)	$(992,792)
Net realized gains (losses) on investments	3,476,304	(4,789,311)	(3,101,881)	(9,958,613)
Change in net unrealized appreciation/depreciation on investments	4,032,908	(399,803)	(9,923)	(626,388)
Change in net assets resulting from operations	7,383,108	(5,412,511)	(3,403,181)	(11,577,793)
Change in net assets resulting from capital transactions	9,374,955	1,776,287	(8,101,522)	(10,540,245)
Change in net assets	16,758,063	(3,636,224)	(11,504,703)	(22,118,038)
NET ASSETS:
Beginning of period	12,336,102	15,972,326	38,868,508	60,986,546
End of period	$29,094,165	$12,336,102	$27,363,805	$38,868,508
Accumulated net investment income (loss)	$(109,234)	$(211,405)	$(46,394)	$(442,403)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$70,998,027 (a)	$105,847,545	$58,937,248	$376,228,907
Value of shares redeemed	(62,447,062)	(104,278,085)	(62,240,827)	(394,177,401)
Service Class
Proceeds from shares issued	2,023,230 (a)	830,452	13,112,078	58,118,138
Value of shares redeemed	(1,199,240)	(623,625)	(17,910,021)	(50,709,889)
Change in net assets resulting from capital transactions	$9,374,955	$1,776,287	$(8,101,522)	$(10,540,245)
SHARE TRANSACTIONS:
Investor Class
Issued	10,007,174	16,775,510	3,842,524	19,663,424
Redeemed	(9,111,051)	(16,657,649)	(4,048,624)	(20,913,917)
Service Class
Issued	273,418	135,476	849,620	3,256,178
Redeemed	(166,515)	(106,745)	(1,159,324)	(2,806,891)
Change in shares	1,003,026	146,592	(515,804)	(801,206)

(a)   Amount includes $985,955 and $35,845 for the Investor Class and Service Class, respectively, related to a voluntary capital contribution for the Advisor due to corrections of investment transactions.

(b)   As described in Note 10, share amounts have been adjusted for 1:4 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

January 31, 2013 :: Statements of Changes in Net Assets :: 183

Short Small-Cap ProFund		Short NASDAQ-100 ProFund		UltraBear ProFund
Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (unaudited)		Year Ended July 31, 2012

$(127,878)	$(267,890)	$(114,741)	$(184,964)	$(310,873)		$(745,181)
(2,339,906)	(404,092)	(928,259)	(595,579)	(9,718,878)		(17,485,049)
(120,816)	129,383	91,244	49,982	(196,531)		(962,710)
(2,588,600)	(542,599)	(951,756)	(730,561)	(10,226,282)		(19,192,940)
14,364,483	(6,763,663)	1,478,509	(11,059,000)	6,486,916		1,558,181
11,775,883	(7,306,262)	526,753	(11,789,561)	(3,739,366)		(17,634,759)

8,069,255	15,375,517	4,046,357	15,835,918	29,102,459		46,737,218
$19,845,138	$8,069,255	$4,573,110	$4,046,357	$25,363,093		$29,102,459
$(273,019)	$(178,115)	$(208,240)	$(113,038)	$(81,670)		$(340,747)

$160,528,077	$198,350,688	$417,912,380	$513,670,217	$338,575,044		$1,493,058,712
(148,489,863)	(206,007,251)	(416,352,286)	(523,170,437)	(333,023,617)		(1,489,224,715)

61,135,362	221,289,320	37,873,884	89,414,604	9,212,808		10,760,829
(58,809,093)	(220,396,420)	(37,955,469)	(90,973,384)	(8,277,319)		(13,036,645)
$14,364,483	$(6,763,663)	$1,478,509	$(11,059,000)	$6,486,916		$1,558,181

22,825,714	24,245,258	63,458,332	67,442,108	22,561,525	(b)	66,732,491	(b)
(21,146,569)	(25,073,291)	(63,305,482)	(68,511,553)	(22,462,666	)(b)	(66,816,603	)(b)

8,453,957	25,905,201	5,931,956	11,834,562	630,752	(b)	480,609	(b)
(8,103,365)	(25,781,968)	(5,963,410)	(12,042,499)	(561,378	)(b)	(582,294	)(b)
2,029,737	(704,800)	121,396	(1,277,382)	168,233		(185,797)

See accompanying notes to the financial statements.

184 :: Statements of Changes in Net Assets :: January 31, 2013

	UltraShort Mid-Cap ProFund				UltraShort Small-Cap ProFund
	Six Months Ended January 31, 2013 (unaudited)		Year Ended July 31, 2012		Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(28,412)		$(83,331)		$(149,039)	$(339,390)
Net realized gains (losses) on investments	(783,815)		(794,371)		(5,939,092)	(3,717,266)
Change in net unrealized appreciation/depreciation on investments	(68,496)		(44,215)		(287,223)	264,451
Change in net assets resulting from operations	(880,723)		(921,917)		(6,375,354)	(3,792,205)
Change in net assets resulting from capital transactions	505,557		(2,630,384)		7,898,221	5,991,540
Change in net assets	(375,166)		(3,552,301)		1,522,867	2,199,335
NET ASSETS:
Beginning of period	3,062,047		6,614,348		16,204,861	14,005,526
End of period	$2,686,881		$3,062,047		$17,727,728	$16,204,861
Accumulated net investment income (loss)	$(65,283)		$(47,548)		$(333,981)	$(236,487)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$43,108,432		$135,315,666		$271,672,654	$696,157,712
Value of shares redeemed	(42,607,779)		(137,771,667)		(267,473,731)	(689,326,579)
Service Class
Proceeds from shares issued	795,873		7,583,733		19,364,876	40,822,397
Value of shares redeemed	(790,969)		(7,758,116)		(15,665,578)	(41,661,990)
Change in net assets resulting from capital transactions	$505,557		$(2,630,384)		$7,898,221	$5,991,540
SHARE TRANSACTIONS:
Investor Class
Issued	3,067,135	(a)	6,762,326	(a)	37,117,096	67,089,195	(b)
Redeemed	(3,023,032	)(a)	(6,865,937	)(a)	(36,587,873)	(66,264,918	)(b)
Service Class
Issued	56,675	(a)	365,795	(a)	2,552,127	4,002,859	(b)
Redeemed	(55,361	)(a)	(374,117	)(a)	(2,096,662)	(4,055,924	)(b)
Change in shares	45,417		(111,933)		984,688	771,212

(a)   As described in Note 10, share amounts have been adjusted for 1:7 reverse stock split that occurred on November 19, 2012.

(b)   As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on October 17, 2011.

(c)   As described in Note 10, share amounts have been adjusted for 1:3 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

January 31, 2013 :: Statements of Changes in Net Assets :: 185

UltraShort Dow 30 ProFund				UltraShort NASDAQ-100 ProFund			UltraShort International ProFund
Six Months Ended January 31, 2013 (unaudited)		Year Ended July 31, 2012		Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012		Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012

$(81,358)		$(161,032)		$(159,274)	$(347,425)		$(140,857)	$(324,063)
(3,640,606)		(3,291,557)		(2,302,172)	(8,173,422)		(5,239,061)	1,616,309
(16,010)		(266,322)		131,970	101,317		(364,286)	238,660
(3,737,974)		(3,718,911)		(2,329,476)	(8,419,530)		(5,744,204)	1,530,906
2,898,471		(1,978,957)		10,808,418	6,374,614		(952,563)	2,076,604
(839,503)		(5,697,868)		8,478,942	(2,044,916)		(6,696,767)	3,607,510

5,841,009		11,538,877		17,708,273	19,753,189		17,177,496	13,569,986
$5,001,506		$5,841,009		$26,187,215	$17,708,273		$10,480,729	$17,177,496
$(151,781)		$(110,811)		$(32,253)	$(162,826)		$(320,160)	$(227,789)

$198,666,103		$241,125,381		$268,229,336	$480,003,038		$48,585,395	$183,403,689
(195,892,071)		(242,269,024)		(258,201,877)	(474,131,478)		(48,602,281)	(182,462,412)

1,226,742		2,883,649		2,849,376	9,276,072		192,950	5,487,234
(1,102,303)		(3,718,963)		(2,068,417)	(8,773,018)		(1,128,627)	(4,351,907)
$2,898,471		$(1,978,957)		$10,808,418	$6,374,614		$(952,563)	$2,076,604

13,846,630	(c)	12,615,788	(c)	33,366,520	42,755,618	(b)	8,375,194	22,642,975
(13,846,783	)(c)	(12,727,877	)(c)	(32,102,010)	(42,209,019	)(b)	(8,432,645)	(22,170,638)

89,598	(c)	145,628	(c)	335,277	725,491	(b)	33,675	705,033
(75,571	)(c)	(184,603	)(c)	(247,967)	(703,159	)(b)	(212,793)	(535,276)
13,874		(151,064)		1,351,820	568,931		(236,569)	642,094

See accompanying notes to the financial statements.

186 :: Statements of Changes in Net Assets :: January 31, 2013

	UltraShort Emerging Markets ProFund			UltraShort Latin America ProFund
	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012		Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(45,918)	$(135,068)		$(33,472)	$(85,002)
Net realized gains (losses) on investments	(1,117,181)	(780,872)		(373,612)	(341,198)
Change in net unrealized appreciation/depreciation on investments	(207,249)	142,591		(197,525)	179,873
Change in net assets resulting from operations	(1,370,348)	(773,349)		(604,609)	(246,327)
Change in net assets resulting from capital transactions	(1,443,730)	4,539,016		(2,610,056)	1,983,881
Change in net assets	(2,814,078)	3,765,667		(3,214,665)	1,737,554
NET ASSETS:
Beginning of period	8,924,547	5,158,880		5,112,302	3,374,748
End of period	$6,110,469	$8,924,547		$1,897,637	$5,112,302
Accumulated net investment income (loss)	$(118,180)	$(93,514)		$(85,067)	$(61,619)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$41,163,082	$207,275,974		$21,326,724	$72,513,042
Value of shares redeemed	(42,517,874)	(202,188,860)		(23,777,051)	(70,560,972)
Service Class
Proceeds from shares issued	45,543	2,698,448		301,488	1,920,824
Value of shares redeemed	(134,481)	(3,246,546)		(461,217)	(1,889,013)
Change in net assets resulting from capital transactions	$(1,443,730)	$4,539,016		$(2,610,056)	$1,983,881
SHARE TRANSACTIONS:
Investor Class
Issued	3,768,606	16,300,117	(a)	1,543,508	4,633,607	(a)
Redeemed	(3,865,311)	(15,950,770	)(a)	(1,710,613)	(4,516,686	)(a)
Service Class
Issued	4,198	205,209	(a)	22,346	129,085	(a)
Redeemed	(11,937)	(246,389	)(a)	(36,080)	(121,833	)(a)
Change in shares	(104,444)	308,167		(180,839)	124,173

(a)  As described in Note 10, share amounts have been adjusted for a 1:10 reverse stock split that occurred on October 17, 2011.

(b)  As described in Note 10, share amounts have been adjusted for a 1:3 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

January 31, 2013 :: Statements of Changes in Net Assets :: 187

UltraShort China ProFund		UltraShort Japan ProFund		Banks UltraSector ProFund
Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (unaudited)		Year Ended July 31, 2012

$(29,235)	$(70,490)	$(27,088)	$(40,593)	$(20,400)		$(60,367)
(1,122,620)	87,647	(1,287,996)	(51,382)	3,568,700		(1,466,915)
(91,502)	117,281	(471,644)	23,159	1,152,326		1,627,873
(1,243,357)	134,438	(1,786,728)	(68,816)	4,700,626		100,591
1,190,642	2,332,638	6,234,400	647,639	(1,172,146)		(250,931)
(52,715)	2,467,076	4,447,672	578,823	3,528,480		(150,340)

4,500,328	2,033,252	2,208,132	1,629,309	15,110,279		15,260,619
$4,447,613	$4,500,328	$6,655,804	$2,208,132	$18,638,759		$15,110,279
$(69,818)	$(50,526)	$(49,994)	$(30,135)	$(40,550)		$(32,073)

$36,601,227	$91,192,191	$52,886,447	$65,795,539	$60,411,285		$158,894,176
(35,436,854)	(88,735,799)	(46,752,066)	(65,169,037)	(62,946,764)		(159,303,312)

157,651	1,789,980	109,137	1,188,103	4,142,928		4,365,655
(131,382)	(1,913,734)	(9,118)	(1,166,966)	(2,779,595)		(4,207,450)
$1,190,642	$2,332,638	$6,234,400	$647,639	$(1,172,146)		$(250,931)

7,783,951	16,942,586	3,011,442	2,887,047	3,541,034	(b)	11,852,776	(b)
(7,496,583)	(16,573,249)	(2,614,281)	(2,866,589)	(3,692,915	)(b)	(11,770,997	)(b)

32,956	328,820	6,084	46,251	242,315	(b)	289,314	(b)
(28,383)	(353,133)	(623)	(47,386)	(163,884	)(b)	(275,606	)(b)
291,941	345,024	402,622	19,323	(73,450)		95,487

See accompanying notes to the financial statements.

188 :: Statements of Changes in Net Assets :: January 31, 2013

	Basic Materials UltraSector ProFund		Biotechnology UltraSector ProFund
	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(7,781)	$(86,531)	$(299,845)	$(177,925)
Net realized gains (losses) on investments	1,692,991	(583,022)	5,690,460	1,235,810
Change in net unrealized appreciation/depreciation on investments	556,424	(6,232,685)	4,087,105	3,019,940
Change in net assets resulting from operations	2,241,634	(6,902,238)	9,477,720	4,077,825
Change in net assets resulting from capital transactions	1,010,411	(6,594,261)	50,453,871	8,020,993
Change in net assets	3,252,045	(13,496,499)	59,931,591	12,098,818
NET ASSETS:
Beginning of period	15,663,157	29,159,656	22,644,826	10,546,008
End of period	$18,915,202	$15,663,157	$82,576,417	$22,644,826
Accumulated net investment income (loss)	$(133,047)	$(68,605)	$(448,685)	$(162,608)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$57,047,454	$162,084,002	$111,063,082	$62,286,908
Value of shares redeemed	(55,978,794)	(168,804,608)	(62,142,789)	(54,849,832)
Service Class
Proceeds from shares issued	1,630,043	5,088,188	9,988,278	8,258,911
Value of shares redeemed	(1,688,292)	(4,961,843)	(8,454,700)	(7,674,994)
Change in net assets resulting from capital transactions	$1,010,411	$(6,594,261)	$50,453,871	$8,020,993
SHARE TRANSACTIONS:
Investor Class
Issued	1,395,094	4,005,472	1,105,275	883,500
Redeemed	(1,385,214)	(4,158,401)	(630,166)	(802,687)
Service Class
Issued	40,180	131,577	115,568	127,444
Redeemed	(41,679)	(129,400)	(99,715)	(120,483)
Change in shares	8,381	(150,752)	490,962	87,774

See accompanying notes to the financial statements.

January 31, 2013 :: Statements of Changes in Net Assets :: 189

Consumer Goods UltraSector ProFund		Consumer Services UltraSector ProFund		Financials UltraSector ProFund
Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012

$(1,973)	$(11,783)	$(19,559)	$(65,638)	$(16,506)	$(36,916)
314,917	36,241	982,415	(79,659)	1,798,757	(506,598)
(42,063)	293,822	611,131	680,047	42,552	674,127
270,881	318,280	1,573,987	534,750	1,824,803	130,613
(2,645,486)	1,548,217	3,673,914	2,866,379	(5,023,196)	6,125,649
(2,374,605)	1,866,497	5,247,901	3,401,129	(3,198,393)	6,256,262

4,432,867	2,566,370	7,075,615	3,674,486	14,800,440	8,544,178
$2,058,262	$4,432,867	$12,323,516	$7,075,615	$11,602,047	$14,800,440
$(12,882)	$(10,909)	$(78,226)	$(59,925)	$(98,977)	$(82,471)

$12,071,881	$34,080,644	$21,479,487	$41,457,509	$60,626,859	$60,007,944
(14,353,693)	(32,907,908)	(18,002,261)	(39,508,914)	(66,746,212)	(53,713,354)

851,482	5,258,645	5,868,438	6,323,783	3,248,251	2,309,210
(1,215,156)	(4,883,164)	(5,671,750)	(5,405,999)	(2,152,094)	(2,478,151)
$(2,645,486)	$1,548,217	$3,673,914	$2,866,379	$(5,023,196)	$6,125,649

242,585	773,489	524,634	1,200,012	7,698,727	9,250,091
(290,311)	(747,733)	(443,322)	(1,154,936)	(8,610,662)	(8,328,530)

17,823	119,830	153,910	193,437	438,587	361,550
(25,930)	(112,638)	(151,803)	(164,451)	(298,614)	(404,012)
(55,833)	32,948	83,419	74,062	(771,962)	879,099

See accompanying notes to the financial statements.

190 :: Statements of Changes in Net Assets :: January 31, 2013

	Health Care UltraSector ProFund		Industrials UltraSector ProFund
	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(19,328)	$(26,588)	$(27,076)	$(29,044)
Net realized gains (losses) on investments	977,823	(753,300)	2,150,446	(1,063,762)
Change in net unrealized appreciation/depreciation on investments	918,403	1,037,309	(507,623)	545,390
Change in net assets resulting from operations	1,876,898	257,421	1,615,747	(547,416)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	2,088,550	(3,374,223)	1,991,766	1,152,156
Change in net assets	3,965,448	(3,116,802)	3,607,513	604,740
NET ASSETS:
Beginning of period	9,387,156	12,503,958	8,312,212	7,707,472
End of period	$13,352,604	$9,387,156	$11,919,725	$8,312,212
Accumulated net investment income (loss)	$(46,449)	$(29,530)	$(53,220)	$(25,232)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$43,216,203	$40,450,720	$14,619,575	$58,715,457
Dividends reinvested	—	—	—	—
Value of shares redeemed	(40,739,055)	(44,004,434)	(13,958,644)	(57,484,065)
Service Class
Proceeds from shares issued	1,664,002	4,375,594	2,679,483	2,912,367
Dividends reinvested	—	—	—	—
Value of shares redeemed	(2,052,600)	(4,196,103)	(1,348,648)	(2,991,603)
Change in net assets resulting from capital transactions	$2,088,550	$(3,374,223)	$1,991,766	$1,152,156
SHARE TRANSACTIONS:
Investor Class
Issued	2,108,231	2,409,920	365,052	1,735,027
Reinvested	—	—	—	—
Redeemed	(1,989,134)	(2,705,577)	(357,117)	(1,723,949)
Service Class
Issued	87,267	276,502	68,725	85,373
Reinvested	—	—	—	—
Redeemed	(111,383)	(274,688)	(34,131)	(88,003)
Change in shares	94,981	(293,843)	42,529	8,448

(a)  As described in Note 10, share amounts have been adjusted for 6:1 stock split that occurred on November 19, 2012.

(b)  As described in Note 10, share amounts have been adjusted for 1:10 reverse stock split that occurred on October 17, 2011.

See accompanying notes to the financial statements.

January 31, 2013 :: Statements of Changes in Net Assets :: 191

Internet UltraSector ProFund				Mobile Telecommunications UltraSector ProFund			Oil & Gas UltraSector ProFund
Six Months Ended January 31, 2013 (unaudited)		Year Ended July 31, 2012		Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012		Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012

$(128,069)		$(284,547)		$(148,765)	$(42,200)		$(52,719)	$(229,189)
4,162,322		(2,642,666)		3,245,116	(78,884)		5,359,765	(10,533,635)
401,250		(1,107,168)		55,610	1,279,887		534,437	(4,581,122)
4,435,503		(4,034,381)		3,151,961	1,158,803		5,841,483	(15,343,946)

(1,246,677)		—		—	—		—	—
(194,925)		—		—	—		—	—
(1,441,602)		—		—	—		—	—
7,259,737		(15,545,735)		3,794,813	5,113,930		(10,384,134)	(32,674,927)
10,253,638		(19,580,116)		6,946,774	6,272,733		(4,542,651)	(48,018,873)

17,963,990		37,544,106		9,748,462	3,475,729		43,918,589	91,937,462
$28,217,628		$17,963,990		$16,695,236	$9,748,462		$39,375,938	$43,918,589
$(190,241)		$(278,107)		$(199,642)	$(52,959)		$(194,884)	$(184,418)

$29,430,629		$50,783,085		$32,418,178	$32,765,283		$45,794,668	$139,438,246
1,158,165		—		—	—		—	—
(25,378,550)		(64,850,483)		(28,426,964)	(27,998,365)		(55,729,622)	(171,452,713)

6,506,196		3,982,665		2,231,067	2,046,353		705,110	10,252,735
190,937		—		—	—		—	—
(4,647,640)		(5,461,002)		(2,427,468)	(1,717,341)		(1,154,290)	(10,913,195)
$7,259,737		$(15,545,735)		$3,794,813	$5,113,930		$(10,384,134)	$(32,674,927)

1,326,568	(a)	2,683,986	(a)	933,475	1,438,530	(b)	1,106,629	3,704,881
56,222	(a)	—		—	—		—	—
(1,193,159	)(a)	(3,484,242	)(a)	(814,893)	(1,252,649	)(b)	(1,351,613)	(4,578,524)

334,479	(a)	242,388	(a)	75,530	91,548	(b)	19,033	299,553
10,667	(a)	—		—	—		—	—
(241,153	)(a)	(335,208	)(a)	(77,298)	(80,072	)(b)	(32,100)	(321,646)
293,624		(893,076)		116,814	197,357		(258,051)	(895,736)

See accompanying notes to the financial statements.

192 :: Statements of Changes in Net Assets :: January 31, 2013

	Oil Equipment, Services & Distribution UltraSector ProFund		Pharmaceuticals UltraSector ProFund
	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(66,116)	$(201,577)	$8,656	$35,415
Net realized gains (losses) on investments	2,709,951	(10,869,034)	870,646	1,167,895
Change in net unrealized appreciation/depreciation on investments	(104,235)	(4,814,257)	513,472	1,029,079
Change in net assets resulting from operations	2,539,600	(15,884,868)	1,392,774	2,232,389
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	(28,840)	(24,525)
Service Class	—	—	(2,614)	—
Change in net assets resulting from distributions	—	—	(31,454)	(24,525)
Change in net assets resulting from capital transactions	3,710,623	(16,992,880)	(1,643,262)	5,317,290
Change in net assets	6,250,223	(32,877,748)	(281,942)	7,525,154
NET ASSETS:
Beginning of period	13,666,030	46,543,778	15,032,922	7,507,768
End of period	$19,916,253	$13,666,030	$14,750,980	$15,032,922
Accumulated net investment income (loss)	$(178,659)	$(139,697)	$49,818	$72,616
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$65,436,841	$157,809,332	$22,441,668	$42,304,988
Dividends reinvested	—	—	27,658	23,529
Value of shares redeemed	(61,599,201)	(174,991,656)	(24,333,422)	(42,674,253)
Service Class
Proceeds from shares issued	3,000,738	7,412,968	3,501,795	13,426,268
Dividends reinvested	—	—	2,614	—
Value of shares redeemed	(3,127,755)	(7,223,524)	(3,283,575)	(7,763,242)
Change in net assets resulting from capital transactions	$3,710,623	$(16,992,880)	$(1,643,262)	$5,317,290
SHARE TRANSACTIONS:
Investor Class
Issued	3,341,613	8,206,251	1,746,962	4,161,311
Reinvested	—	—	2,265	2,254
Redeemed	(3,152,304)	(9,186,554)	(1,916,144)	(4,187,297)
Service Class
Issued	160,814	392,096	290,645	1,254,562
Reinvested	—	—	227	—
Redeemed	(171,702)	(392,982)	(277,862)	(781,935)
Change in shares	178,421	(981,189)	(153,907)	448,895

(a)  Subsequent to the issuance of the July 31, 2012 financial statements, $2,366 was determined to be a return of capital.

See accompanying notes to the financial statements.

January 31, 2013 :: Statements of Changes in Net Assets :: 193

Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund		Semiconductor UltraSector ProFund
Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012

$(366,941)	$(830,279)	$55,738	$25,230	$(4,981)	$8,605
2,666,586	(32,060,427)	2,000,510	158,751	(153,650)	(814,786)
(5,139,436)	7,891,360	(878,078)	2,292,257	(176,454)	(162,464)
(2,839,791)	(24,999,346)	1,178,170	2,476,238	(335,085)	(968,645)

—	—	(46,705)	(51,374)	(7,557)	(18,498	)(a)
—	—	—	—	—	—
—	—	(46,705)	(51,374)	(7,557)	(18,498)
19,459,087	(7,406,062)	(24,608,255)	8,178,397	1,233,769	339,932
16,619,296	(32,405,408)	(23,476,790)	10,603,261	891,127	(647,211)

31,068,783	63,474,191	47,205,103	36,601,842	3,795,649	4,442,860
$47,688,079	$31,068,783	$23,728,313	$47,205,103	$4,686,776	$3,795,649
$(799,448)	$(594,776)	$89,217	$81,493	$(16,177)	$(5,491)

$238,107,860	$410,410,021	$112,107,118	$234,088,645	$29,678,225	$54,020,045
—	—	45,817	50,506	7,169	17,702
(219,646,910)	(411,256,134)	(132,181,358)	(228,377,705)	(28,448,643)	(53,652,383)

17,027,005	90,196,002	2,557,912	17,469,627	1,368,272	1,370,184
—	—	—	—	—	—
(16,028,868)	(96,755,951)	(7,137,744)	(15,052,676)	(1,371,254)	(1,415,616)
$19,459,087	$(7,406,062)	$(24,608,255)	$8,178,397	$1,233,769	$339,932

8,663,896	12,389,287	4,052,065	9,924,437	2,288,195	3,686,477
—	—	1,666	2,288	588	1,315
(7,890,005)	(12,457,432)	(4,776,600)	(9,797,989)	(2,218,604)	(3,719,537)

639,683	2,723,306	92,788	703,787	110,387	103,009
—	—	—	—	—	—
(614,285)	(2,986,897)	(265,596)	(639,207)	(112,433)	(109,066)
799,289	(331,736)	(895,677)	193,316	68,133	(37,802)

See accompanying notes to the financial statements.

194 :: Statements of Changes in Net Assets :: January 31, 2013

	Technology UltraSector ProFund		Telecommunications UltraSector ProFund
	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(47,386)	$(138,797)	$11,672	$55,499
Net realized gains (losses) on investments	879,764	(641,108)	786,000	443,677
Change in net unrealized appreciation/depreciation on investments	(511,021)	649,180	(1,764,572)	2,055,470
Change in net assets resulting from operations	321,357	(130,725)	(966,900)	2,554,646
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	(52,704)	(60,501)
Service Class	—	—	—	(981)
Change in net assets resulting from distributions	—	—	(52,704)	(61,482)
Change in net assets resulting from capital transactions	(2,505,372)	1,529,387	(20,381,249)	19,553,758
Change in net assets	(2,184,015)	1,398,662	(21,400,853)	22,046,922
NET ASSETS:
Beginning of period	13,877,182	12,478,520	25,387,409	3,340,487
End of period	$11,693,167	$13,877,182	$3,986,556	$25,387,409
Accumulated net investment income (loss)	$(150,565)	$(122,166)	$(68,614)	$(27,582)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$38,975,912	$51,041,882	$17,980,125	$41,258,114
Dividends reinvested	—	—	50,776	57,685
Value of shares redeemed	(41,555,252)	(48,815,193)	(38,065,992)	(21,874,872)
Service Class
Proceeds from shares issued	2,391,531	7,708,933	3,914,771	3,262,879
Dividends reinvested	—	—	—	980
Value of shares redeemed	(2,317,563)	(8,406,235)	(4,260,929)	(3,151,028)
Change in net assets resulting from capital transactions	$(2,505,372)	$1,529,387	$(20,381,249)	$19,553,758
SHARE TRANSACTIONS:
Investor Class
Issued	1,092,451	1,504,791	1,000,635	2,639,515
Reinvested	—	—	3,053	4,321
Redeemed	(1,156,568)	(1,480,946)	(2,140,430)	(1,507,847)
Service Class
Issued	71,109	246,153	226,822	211,878
Reinvested	—	—	—	76
Redeemed	(68,593)	(268,749)	(251,172)	(206,291)
Change in shares	(61,601)	1,249	(1,161,092)	1,141,652

See accompanying notes to the financial statements.

January 31, 2013 :: Statements of Changes in Net Assets :: 195

Utilities UltraSector ProFund		Short Oil & Gas ProFund		Short Precious Metals ProFund
Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012

$78,284	$116,551	$(23,948)	$(44,258)	$(49,337)	$(124,913)
(614,695)	(433,350)	(99,711)	(239,839)	(322,670)	1,281,503
(997,075)	2,004,992	14,778	(105,661)	481,506	(776,026)
(1,533,486)	1,688,193	(108,881)	(389,758)	109,499	380,564

(136,266)	(143,766)	—	—	—	—
(5,330)	—	—	—	—	—
(141,596)	(143,766)	—	—	—	—
(19,493,126)	5,040,478	(637,599)	610,475	(223,057)	(5,744,308)
(21,168,208)	6,584,905	(746,480)	220,717	(113,558)	(5,363,744)

27,111,004	20,526,099	1,614,043	1,393,326	5,564,196	10,927,940
$5,942,796	$27,111,004	$867,563	$1,614,043	$5,450,638	$5,564,196
$(48,368)	$14,944	$(43,800)	$(26,580)	$(104,671)	$(78,354)

$43,900,698	$165,899,777	$17,501,746	$62,756,586	$38,691,285	$95,631,610
134,226	141,701	—	—	—	—
(63,071,537)	(160,591,077)	(18,134,192)	(62,058,172)	(38,914,978)	(101,281,366)

433,188	4,041,758	1,026,349	5,547,527	6,765,065	18,990,225
5,001	—	—	—	—	—
(894,702)	(4,451,681)	(1,031,502)	(5,635,466)	(6,764,429)	(19,084,777)
$(19,493,126)	$5,040,478	$(637,599)	$610,475	$(223,057)	$(5,744,308)

1,896,800	7,677,778	2,244,293	6,888,567	6,133,962	15,431,438
6,293	6,346	—	—	—	—
(2,740,771)	(7,579,388)	(2,316,945)	(6,844,275)	(6,128,487)	(16,419,935)

19,956	200,258	130,284	586,382	1,015,267	2,907,562
243	—	—	—	—	—
(40,962)	(228,035)	(133,373)	(595,653)	(1,017,976)	(2,932,441)
(858,441)	76,959	(75,741)	35,021	2,766	(1,013,376)

See accompanying notes to the financial statements.

196 :: Statements of Changes in Net Assets :: January 31, 2013

	Short Real Estate ProFund		U.S. Government Plus ProFund
	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(28,208)	$(82,605)	$(42,057)	$(183,825)
Net realized gains (losses) on investments	(237,596)	(1,432,812)	(4,143,664)	16,364,730
Change in net unrealized appreciation/depreciation on investments	70,699	(180,511)	(2,662,807)	527,331
Change in net assets resulting from operations	(195,105)	(1,695,928)	(6,848,528)	16,708,236
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	(1,611)
Change in net assets resulting from distributions	—	—	—	(1,611)
Change in net assets resulting from capital transactions	(1,131,903)	640,217	(15,243,920)	15,556,306
Change in net assets	(1,327,008)	(1,055,711)	(22,092,448)	32,262,931
NET ASSETS:
Beginning of period	3,180,806	4,236,517	56,578,510	24,315,579
End of period	$1,853,798	$3,180,806	$34,486,062	$56,578,510
Accumulated net investment income (loss)	$(61,019)	$(46,011)	$(94,083)	$(103,775)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$26,760,825	$62,572,085	$983,161,742	$2,766,529,518
Dividends reinvested	—	—	—	1,476
Value of shares redeemed	(27,859,595)	(61,926,646)	(993,025,265)	(2,752,110,294)
Service Class
Proceeds from shares issued	363,620	646,276	39,088,555	100,319,259
Dividends reinvested	—	—	—	—
Value of shares redeemed	(396,753)	(651,498)	(44,468,952)	(99,183,653)
Change in net assets resulting from capital transactions	$(1,131,903)	$640,217	$(15,243,920)	$15,556,306
SHARE TRANSACTIONS:
Investor Class
Issued	4,665,790	8,744,112	19,797,232	59,345,689
Reinvested	—	—	—	33
Redeemed	(4,869,488)	(8,777,283)	(20,007,230)	(58,986,302)
Service Class
Issued	65,656	91,889	806,321	2,180,457
Reinvested	—	—	—	—
Redeemed	(71,854)	(92,583)	(917,877)	(2,155,963)
Change in shares	(209,896)	(33,865)	(321,554)	383,914

See accompanying notes to the financial statements.

January 31, 2013 :: Statements of Changes in Net Assets :: 197

Rising Rates Opportunity 10 ProFund		Rising Rates Opportunity ProFund		Rising U.S. Dollar ProFund
Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012

$(270,943)	$(697,143)	$(919,155)	$(2,243,851)	$(596,052)	$(1,898,025)
769,674	(8,500,279)	4,486,543	(91,840,445)	(4,833,026)	5,726,782
482,885	1,540,362	4,562,559	10,722,031	967,224	830,848
981,616	(7,657,060)	8,129,947	(83,362,265)	(4,461,854)	4,659,605

—	—	—	—	—	—
—	—	—	—	—	—
(5,629,615)	(7,488,420)	4,726,706	(113,922,911)	(55,935,680)	54,430,178
(4,647,999)	(15,145,480)	12,856,653	(197,285,176)	(60,397,534)	59,089,783

35,360,728	50,506,208	92,741,584	290,026,760	113,593,374	54,503,591
$30,712,729	$35,360,728	$105,598,237	$92,741,584	$53,195,840	$113,593,374
$(637,241)	$(487,132)	$(2,210,043)	$(1,663,178)	$(1,754,187)	$(1,528,659)

$30,144,890	$50,395,235	$894,897,325	$2,405,253,739	$75,833,286	$412,006,703
—	—	—	—	—	—
(35,499,041)	(56,935,373)	(890,974,364)	(2,520,142,295)	(136,651,223)	(357,918,889)

448,207	6,167,770	23,586,057	59,977,264	12,866,718	20,390,499
—	—	—	—	—	—
(723,671)	(7,116,052)	(22,782,312)	(59,011,619)	(7,984,461)	(20,048,135)
$(5,629,615)	$(7,488,420)	$4,726,706	$(113,922,911)	$(55,935,680)	$54,430,178

1,736,559	2,689,139	123,914,022	297,416,487	2,957,818	15,993,384
—	—	—	—	—	—
(2,025,705)	(3,039,189)	(123,660,779)	(309,224,861)	(5,316,555)	(13,963,703)

25,774	315,812	3,397,117	6,852,015	523,456	825,708
—	—	—	—	—	—
(41,534)	(374,587)	(3,307,535)	(7,057,459)	(324,671)	(802,315)
(304,906)	(408,825)	342,825	(12,013,818)	(2,159,952)	2,053,074

See accompanying notes to the financial statements.

198 :: Statements of Changes in Net Assets :: January 31, 2013

	Falling U.S. Dollar ProFund
	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(76,146)	$(169,697)
Net realized gains (losses) on investments	282,930	(1,263,848)
Change in net unrealized appreciation/depreciation on investments	(14,932)	(123,895)
Change in net assets resulting from operations	191,852	(1,557,440)
Change in net assets resulting from capital transactions	8,211,192	(11,073,471)
Change in net assets	8,403,044	(12,630,911)
NET ASSETS:
Beginning of period	4,893,901	17,524,812
End of period	$13,296,945	$4,893,901
Accumulated net investment income (loss)	$(153,529)	$(103,451)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$31,833,425	$43,764,523
Value of shares redeemed	(25,152,268)	(53,929,855)
Service Class
Proceeds from shares issued	5,278,969	306,697
Value of shares redeemed	(3,748,934)	(1,214,836)
Change in net assets resulting from capital transactions	$8,211,192	$(11,073,471)
SHARE TRANSACTIONS:
Investor Class
Issued	1,401,526	1,856,081
Redeemed	(1,109,089)	(2,295,476)
Service Class
Issued	234,832	12,809
Redeemed	(166,819)	(50,179)
Change in shares	360,450	(476,765)

See accompanying notes to the financial statements.

Financial Highlights

200 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Net Realized Gains on Investments	Total Distributions
Bull ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$62.44	(0.18)	5.72	5.54	—	—		—	—
Year Ended July 31, 2012	$58.45	(0.66)	4.65	3.99	—	—		—	—
Year Ended July 31, 2011	$49.96	(0.57)	9.06	8.49	—	—		—	—
Year Ended July 31, 2010	$44.65	(0.16)	5.47	5.31	—	—		—	—
Year Ended July 31, 2009	$56.76	0.20	(12.25)	(12.05)	(0.06)	—	(e)	—	(0.06)
Year Ended July 31, 2008	$65.67	0.41	(8.52)	(8.11)	(0.70)	—		—	(0.70)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$55.46	(0.47)	5.09	4.62	—	—		—	—
Year Ended July 31, 2012	$52.43	(1.19)	4.22	3.03	—	—		—	—
Year Ended July 31, 2011	$45.26	(1.07)	8.24	7.17	—	—		—	—
Year Ended July 31, 2010	$40.86	(0.61)	5.01	4.40	—	—		—	—
Year Ended July 31, 2009	$52.37	(0.18)	(11.33)	(11.51)	—	—		—	—
Year Ended July 31, 2008	$60.51	(0.17)	(7.94)	(8.11)	(0.03)	—		—	(0.03)
Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$48.49	(0.24)	7.98	7.74	—	—		—	—
Year Ended July 31, 2012	$48.97	(0.62)	0.14 (f)	(0.48)	—	—		—	—
Year Ended July 31, 2011	$39.70	(0.60)	9.87	9.27	—	—		—	—
Year Ended July 31, 2010	$33.01	(0.33)	7.02	6.69	—	—		—	—
Year Ended July 31, 2009	$42.88	(0.21)	(9.66)	(9.87)	—	—		—	—
Year Ended July 31, 2008	$47.04	0.09	(3.31)	(3.22)	(0.12)	—		(0.82)	(0.94)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$43.97	(0.48)	7.26	6.78	—	—		—	—
Year Ended July 31, 2012	$44.85	(1.06)	0.18 (f)	(0.88)	—	—		—	—
Year Ended July 31, 2011	$36.72	(1.04)	9.17	8.13	—	—		—	—
Year Ended July 31, 2010	$30.85	(0.69)	6.56	5.87	—	—		—	—
Year Ended July 31, 2009	$40.51	(0.50)	(9.16)	(9.66)	—	—		—	—
Year Ended July 31, 2008	$44.80	(0.34)	(3.13)	(3.47)	—	—		(0.82)	(0.82)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$67.98	8.87	%(d)	1.75%	1.75%	(0.56)%	$81,737	15%
$62.44	6.81%		1.72%	1.72%	(1.14)%	$75,354	3%
$58.45	17.01%		1.71%	1.71%	(1.01)%	$39,339	74%
$49.96	11.89%		1.70%	1.70%	(0.32)%	$44,547	225%
$44.65	(21.23)%		1.79%	1.79%	0.48%	$36,314	839%
$56.76	(12.51)%		1.59%	1.59%	0.67%	$37,092	690%

$60.08	8.33	%(d)	2.75%	2.75%	(1.56)%	$8,649	15%
$55.46	5.76%		2.72%	2.72%	(2.14)%	$18,000	3%
$52.43	15.86%		2.71%	2.71%	(2.01)%	$4,665	74%
$45.26	10.77%		2.70%	2.70%	(1.32)%	$6,254	225%
$40.86	(21.98)%		2.79%	2.79%	(0.52)%	$9,650	839%
$52.37	(13.41)%		2.59%	2.59%	(0.33)%	$3,486	690%

$56.23	15.96	%(d)	1.78%	1.78%	(0.92)%	$40,566	292%
$48.49	(0.98)%		1.86%	1.85%	(1.33)%	$25,542	12%
$48.97	23.35%		1.71%	1.71%	(1.27)%	$28,133	59%
$39.70	20.27%		1.78%	1.72%	(0.85)%	$19,031	365%
$33.01	(23.02)%		2.12%	1.65%	(0.69)%	$12,888	1,263%
$42.88	(6.96)%		1.90%	1.65%	0.21%	$10,660	857%

$50.75	15.42	%(d)	2.78%	2.78%	(1.92)%	$3,897	292%
$43.97	(1.96)%		2.86%	2.85%	(2.33)%	$891	12%
$44.85	22.14%		2.71%	2.71%	(2.27)%	$6,385	59%
$36.72	19.03%		2.78%	2.72%	(1.85)%	$1,150	365%
$30.85	(23.85)%		3.12%	2.65%	(1.69)%	$1,010	1,263%
$40.51	(7.85)%		2.90%	2.65%	(0.79)%	$3,767	857%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 201

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$43.95	(0.19)	6.68	6.49	—	—	—
Year Ended July 31, 2012	$44.41	(0.47)	0.01	(0.46)	—	—	—
Year Ended July 31, 2011	$36.34	(0.53)	8.60	8.07	—	—	—
Year Ended July 31, 2010	$30.99	(0.43)	5.78	5.35	—	—	—
Year Ended July 31, 2009	$40.20	(0.18)	(9.02)	(9.20)	(0.01)	—	(0.01)
Year Ended July 31, 2008	$44.11	0.24	(3.56)	(3.32)	(0.02)	(0.57)	(0.59)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$39.33	(0.40)	5.99	5.59	—	—	—
Year Ended July 31, 2012	$40.14	(0.85)	0.04	(0.81)	—	—	—
Year Ended July 31, 2011	$33.21	(0.92)	7.85	6.93	—	—	—
Year Ended July 31, 2010	$28.62	(0.75)	5.34	4.59	—	—	—
Year Ended July 31, 2009	$37.47	(0.44)	(8.41)	(8.85)	—	—	—
Year Ended July 31, 2008	$41.55	(0.16)	(3.35)	(3.51)	—	(0.57)	(0.57)
NASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$87.02	(0.44)	3.04	2.60	—	(1.27)	(1.27)
Year Ended July 31, 2012	$78.72	(0.98)	9.28	8.30	—	—	—
Year Ended July 31, 2011	$64.66	(0.94)	17.13	16.19	—	(2.13)	(2.13)
Year Ended July 31, 2010	$57.39	(0.72)	9.18	8.46	—	(1.19)	(1.19)
Year Ended July 31, 2009	$67.03	(0.49)	(9.04)	(9.53)	(0.11)	—	(0.11)
Year Ended July 31, 2008	$71.65	(0.62)	(2.75)	(3.37)	—	(1.25)	(1.25)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$77.09	(0.83)	2.72	1.89	—	(1.27)	(1.27)
Year Ended July 31, 2012	$70.45	(1.71)	8.35	6.64	—	—	—
Year Ended July 31, 2011	$58.59	(1.60)	15.59	13.99	—	(2.13)	(2.13)
Year Ended July 31, 2010	$52.61	(1.31)	8.48	7.17	—	(1.19)	(1.19)
Year Ended July 31, 2009	$61.96	(0.96)	(8.39)	(9.35)	—	—	—
Year Ended July 31, 2008	$66.98	(1.28)	(2.49)	(3.77)	—	(1.25)	(1.25)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$50.44	14.77	%(d)	2.08%	1.74%	(0.81)%	$15,896	70%
$43.95	(1.06)%		2.14%	1.73%	(1.11)%	$19,040	80%
$44.41	22.23%		1.85%	1.73%	(1.27)%	$12,925	94%
$36.34	17.30%		1.79%	1.71%	(1.22)%	$22,591	282%
$30.99	(22.92)%		1.82%	1.59%	(0.56)%	$17,310	351%
$40.20	(7.59)%		1.81%	1.63%	0.57%	$135,463	445%

$44.92	14.21	%(d)	3.08%	2.74%	(1.81)%	$1,804	70%
$39.33	(2.04)%		3.14%	2.73%	(2.11)%	$868	80%
$40.14	20.93%		2.85%	2.73%	(2.27)%	$1,024	94%
$33.21	16.00%		2.79%	2.71%	(2.22)%	$1,341	282%
$28.62	(23.62)%		2.82%	2.59%	(1.56)%	$1,162	351%
$37.47	(8.50)%		2.81%	2.63%	(0.43)%	$2,067	445%

$88.35	3.03	%(d)	1.76%	1.76%	(0.99)%	$62,676	47%
$87.02	10.53%		1.73%	1.73%	(1.23)%	$34,988	5%
$78.72	25.21%		1.65%	1.65%	(1.28)%	$44,608	62%
$64.66	14.74%		1.61%	1.61%	(1.16)%	$42,087	226%
$57.39	(14.17)%		1.63%	1.63%	(0.98)%	$132,788	758%
$67.03	(4.87)%		1.53%	1.53%	(0.83)%	$35,499	792%

$77.71	2.50	%(d)	2.75%	2.75%	(1.98)%	$5,681	47%
$77.09	9.41%		2.73%	2.73%	(2.23)%	$5,920	5%
$70.45	24.03%		2.65%	2.65%	(2.28)%	$4,806	62%
$58.59	13.63%		2.61%	2.61%	(2.16)%	$4,981	226%
$52.61	(15.09)%		2.63%	2.63%	(1.98)%	$6,488	758%
$61.96	(5.81)%		2.53%	2.53%	(1.83)%	$4,937	792%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

202 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Large-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$39.48	0.23	4.88	5.11	(0.33)	(0.12)	(0.45)
Year Ended July 31, 2012	$37.34	0.29	1.85	2.14	—	—	—
Year Ended July 31, 2011	$33.04	0.24	4.06	4.30	—	—	—
Year Ended July 31, 2010	$29.69	0.20	3.45	3.65	(0.30)	—	(0.30)
Year Ended July 31, 2009	$40.45	0.50	(10.77)	(10.27)	(0.49)	—	(0.49)
Year Ended July 31, 2008	$54.91	0.49	(9.27)	(8.78)	(0.13)	(5.55)	(5.68)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$36.91	0.04	4.56	4.60	—	(0.12)	(0.12)
Year Ended July 31, 2012	$35.26	(0.07)	1.72	1.65	—	—	—
Year Ended July 31, 2011	$31.51	(0.11)	3.86	3.75	—	—	—
Year Ended July 31, 2010	$28.41	(0.12)	3.29	3.17	(0.07)	—	(0.07)
Year Ended July 31, 2009	$38.61	0.23	(10.29)	(10.06)	(0.14)	—	(0.14)
Year Ended July 31, 2008	$53.03	0.02	(8.89)	(8.87)	—	(5.55)	(5.55)
Large-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$44.90	0.10	2.29	2.39	(0.21)	—	(0.21)
Year Ended July 31, 2012	$41.50	0.06	3.34	3.40	—	—	—
Year Ended July 31, 2011	$34.14	(0.01)	7.37	7.36	—	—	—
Year Ended July 31, 2010	$30.91	(0.07)	3.30	3.23	—	—	—
Year Ended July 31, 2009	$37.89	(0.04)	(6.94)	(6.98)	—	—	—
Year Ended July 31, 2008	$41.27	(0.13)	(3.25)	(3.38)	—	—	—
Service Class
Six Months Ended January 31, 2013 (unaudited)	$40.81	(0.11)	2.06	1.95	—	—	—
Year Ended July 31, 2012	$38.09	(0.33)	3.05	2.72	—	—	—
Year Ended July 31, 2011	$31.65	(0.37)	6.81	6.44	—	—	—
Year Ended July 31, 2010	$28.95	(0.39)	3.09	2.70	—	—	—
Year Ended July 31, 2009	$35.84	(0.32)	(6.57)	(6.89)	—	—	—
Year Ended July 31, 2008	$39.44	(0.52)	(3.08)	(3.60)	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$44.14	13.04	%(d)	1.74%	1.73%	1.12%	$66,070	211%
$39.48	5.73%		1.80%	1.73%	0.76%	$37,980	452%
$37.34	13.01%		1.89%	1.73%	0.67%	$13,920	733%
$33.04	12.28%		2.23%	1.71%	0.61%	$13,096	1,214%
$29.69	(25.30)%		1.88%	1.79%	1.77%	$5,142	919%
$40.45	(17.59)%		1.75%	1.75%	1.02%	$10,916	596%

$41.39	12.49	%(d)	2.74%	2.73%	0.12%	$3,736	211%
$36.91	4.68%		2.80%	2.73%	(0.24)%	$4,778	452%
$35.26	11.90%		2.89%	2.73%	(0.33)%	$3,280	733%
$31.51	11.14%		3.23%	2.71%	(0.39)%	$1,157	1,214%
$28.41	(26.04)%		2.88%	2.79%	0.77%	$2,390	919%
$38.61	(18.40)%		2.75%	2.75%	0.02%	$3,381	596%

$47.08	5.34	%(d)	1.80%	1.80%	0.42%	$27,522	262%
$44.90	8.19%		1.74%	1.72%	0.13%	$44,257	413%
$41.50	21.56%		1.91%	1.73%	(0.04)%	$32,436	453%
$34.14	10.45%		1.99%	1.85%	(0.20)%	$5,344	460%
$30.91	(18.42)%		1.95%	1.95%	(0.16)%	$22,507	483%
$37.89	(8.19)%		1.64%	1.64%	(0.32)%	$12,157	481%

$42.76	4.78	%(d)	2.80%	2.80%	(0.58)%	$4,244	262%
$40.81	7.14%		2.74%	2.72%	(0.87)%	$3,915	413%
$38.09	20.31%		2.91%	2.73%	(1.04)%	$3,900	453%
$31.65	9.36%		2.99%	2.85%	(1.20)%	$3,220	460%
$28.95	(19.22)%		2.95%	2.95%	(1.16)%	$3,080	483%
$35.84	(9.13)%		2.64%	2.64%	(1.32)%	$5,542	481%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 203

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Mid-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$44.62	0.23	7.28	7.51	(0.05)	—	(0.05)
Year Ended July 31, 2012	$44.21	0.06	0.35 (e)	0.41	—	—	—
Year Ended July 31, 2011	$37.59	0.01	6.61	6.62	—	—	—
Year Ended July 31, 2010	$31.67	0.06	6.28	6.34	(0.42)	—	(0.42)
Year Ended July 31, 2009	$40.93	0.23	(9.49)	(9.26)	—	—	—
Year Ended July 31, 2008	$47.54	0.03	(5.19)	(5.16)	— (f)	(1.45)	(1.45)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$40.32	0.02	6.52	6.54	—	—	—
Year Ended July 31, 2012	$40.35	(0.34)	0.31 (e)	(0.03)	—	—	—
Year Ended July 31, 2011	$34.65	(0.40)	6.10	5.70	—	—	—
Year Ended July 31, 2010	$29.30	(0.27)	5.77	5.50	(0.15)	—	(0.15)
Year Ended July 31, 2009	$38.25	(0.05)	(8.90)	(8.95)	—	—	—
Year Ended July 31, 2008	$44.98	(0.38)	(4.90)	(5.28)	—	(1.45)	(1.45)
Mid-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$45.31	(0.09)	7.05	6.96	—	—	—
Year Ended July 31, 2012	$46.41	(0.44)	(0.66)	(1.10)	—	—	—
Year Ended July 31, 2011	$35.86	(0.42)	10.97	10.55	—	—	—
Year Ended July 31, 2010	$29.72	(0.33)	6.47	6.14	—	—	—
Year Ended July 31, 2009	$37.81	(0.26)	(7.83)	(8.09)	—	—	—
Year Ended July 31, 2008	$42.26	(0.46)	(0.57)	(1.03)	—	(3.42)	(3.42)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$40.44	(0.30)	6.29	5.99	—	—	—
Year Ended July 31, 2012	$41.82	(0.84)	(0.54)	(1.38)	—	—	—
Year Ended July 31, 2011	$32.63	(0.82)	10.01	9.19	—	—	—
Year Ended July 31, 2010	$27.33	(0.64)	5.94	5.30	—	—	—
Year Ended July 31, 2009	$35.10	(0.52)	(7.25)	(7.77)	—	—	—
Year Ended July 31, 2008	$39.83	(0.84)	(0.47)	(1.31)	—	(3.42)	(3.42)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$52.08	16.85	%(d)	2.13%	1.75%	1.00%	$16,435	422%
$44.62	0.93%		2.29%	1.73%	0.15%	$3,670	597%
$44.21	17.61%		1.84%	1.73%	0.02%	$15,621	678%
$37.59	20.03%		1.93%	1.70%	0.17%	$14,273	849%
$31.67	(22.62)%		1.91%	1.80%	0.78%	$6,832	722%
$40.93	(11.07)%		1.80%	1.78%	0.06%	$20,465	903%

$46.86	16.22	%(d)	3.13%	2.75%	— (g)	$3,379	422%
$40.32	(0.10)%		3.29%	2.73%	(0.85)%	$895	597%
$40.35	16.45%		2.84%	2.73%	(0.98)%	$2,871	678%
$34.65	18.83%		2.93%	2.70%	(0.83)%	$1,118	849%
$29.30	(23.40)%		2.91%	2.80%	(0.22)%	$1,804	722%
$38.25	(11.97)%		2.80%	2.78%	(0.94)%	$3,280	903%

$52.27	15.36	%(d)	1.87%	1.74%	(0.37)%	$14,948	426%
$45.31	(2.39)%		2.21%	1.73%	(1.01)%	$12,925	540%
$46.41	29.45%		1.78%	1.78%	(0.98)%	$24,923	426%
$35.86	20.66%		1.94%	1.86%	(0.98)%	$6,858	629%
$29.72	(21.40)%		1.71%	1.71%	(0.98)%	$15,656	743%
$37.81	(2.80)%		1.74%	1.74%	(1.14)%	$30,265	1,331%

$46.43	14.81	%(d)	2.87%	2.74%	(1.37)%	$3,931	426%
$40.44	(3.32)%		3.21%	2.73%	(2.01)%	$2,785	540%
$41.82	28.16%		2.77%	2.77%	(1.97)%	$7,452	426%
$32.63	19.43%		2.94%	2.86%	(1.98)%	$6,079	629%
$27.33	(22.14)%		2.71%	2.71%	(1.98)%	$4,486	743%
$35.10	(3.73)%		2.74%	2.74%	(2.14)%	$7,802	1,331%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Amount is less than $0.005.
(g)	Amount is less than 0.005%.

See accompanying notes to the financial statements.

204 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Small-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$44.52	0.09	6.89	6.98	(0.01)	—	(0.01)
Year Ended July 31, 2012	$43.55	(0.07)	1.04	0.97	—	—	—
Year Ended July 31, 2011	$37.15	(0.18)	6.52	6.34	—	—	—
Year Ended July 31, 2010	$32.22	(0.12)	5.08	4.96	—	(0.03)	(0.03)
Year Ended July 31, 2009	$40.92	0.20	(8.60)	(8.40)	(0.30)	—	(0.30)
Year Ended July 31, 2008	$48.10	(0.04)	(6.09)	(6.13)	(0.01)	(1.04)	(1.05)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$40.19	(0.13)	6.22	6.09	—	—	—
Year Ended July 31, 2012	$39.73	(0.47)	0.93	0.46	—	—	—
Year Ended July 31, 2011	$34.23	(0.57)	6.01	5.44	—	—	—
Year Ended July 31, 2010	$29.99	(0.46)	4.73	4.27	—	(0.03)	(0.03)
Year Ended July 31, 2009	$38.09	(0.10)	(8.00)	(8.10)	—	—	—
Year Ended July 31, 2008	$45.32	(0.45)	(5.74)	(6.19)	—	(1.04)	(1.04)
Small-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$46.62	(0.13)	5.72	5.59	—	—	—
Year Ended July 31, 2012	$45.77	(0.32)	1.17 (f)	0.85	—	—	—
Year Ended July 31, 2011	$35.91	(0.27)	10.08	9.81	—	—	—
Year Ended July 31, 2010	$30.51	(0.33)	5.73	5.40	—	—	—
Year Ended July 31, 2009	$39.16	(0.28)	(8.37)	(8.65)	—	—	—
Year Ended July 31, 2008	$44.76	(0.40)	(2.39)	(2.79)	—	(2.81)	(2.81)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$41.80	(0.36)	5.13	4.77	—	—	—
Year Ended July 31, 2012	$41.44	(0.73)	1.09 (f)	0.36	—	—	—
Year Ended July 31, 2011	$32.83	(0.67)	9.23	8.56	—	—	—
Year Ended July 31, 2010	$28.19	(0.65)	5.29	4.64	—	—	—
Year Ended July 31, 2009	$36.54	(0.55)	(7.80)	(8.35)	—	—	—
Year Ended July 31, 2008	$42.36	(0.80)	(2.21)	(3.01)	—	(2.81)	(2.81)

					Ratios to Average Net Assets			Supplemental Data
Capital Contributions		Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

—		$51.49	15.69	%(d)	1.96%	1.75%	0.38%	$30,943	360%
—		$44.52	2.23%		2.05%	1.73%	(0.15)%	$27,367	758%
0.06	(e)	$43.55	17.23	%(e)	1.96%	1.73%	(0.43)%	$6,100	877%
—		$37.15	15.39%		1.92%	1.71%	(0.33)%	$6,416	859%
—		$32.22	(20.45)%		1.83%	1.53%	0.56%	$20,762	841%
—		$40.92	(12.86)%		2.04%	1.49%	(0.09)%	$7,883	1,567%

—		$46.28	15.15	%(d)	2.96%	2.75%	(0.62)%	$2,821	360%
—		$40.19	1.13%		3.05%	2.73%	(1.15)%	$2,876	758%
0.06	(e)	$39.73	16.10	%(e)	2.96%	2.73%	(1.43)%	$2,748	877%
—		$34.23	14.23%		2.92%	2.71%	(1.33)%	$713	859%
—		$29.99	(21.27)%		2.83%	2.53%	(0.44)%	$1,493	841%
—		$38.09	(13.80)%		3.04%	2.49%	(1.09)%	$1,452	1,567%

—		$52.21	11.97	%(d)	2.15%	1.75%	(0.55)%	$18,837	306%
—		$46.62	1.86%		2.27%	1.73%	(0.75)%	$6,148	499%
0.05	(g)	$45.77	27.46	%(g)	1.78%	1.73%	(0.64)%	$19,724	530%
—		$35.91	17.70%		2.06%	1.71%	(0.99)%	$30,643	622%
—		$30.51	(22.09)%		2.12%	1.60%	(0.97)%	$11,346	1,070%
—		$39.16	(6.48)%		1.93%	1.49%	(0.95)%	$20,822	764%

—		$46.57	11.41	%(d)	3.15%	2.75%	(1.55)%	$2,485	306%
—		$41.80	0.84%		3.27%	2.73%	(1.75)%	$2,712	499%
0.05	(g)	$41.44	26.22	%(g)	2.78%	2.73%	(1.64)%	$7,105	530%
—		$32.83	16.50%		3.06%	2.71%	(1.99)%	$2,873	622%
—		$28.19	(22.85)%		3.12%	2.60%	(1.97)%	$2,725	1,070%
—		$36.54	(7.41)%		2.93%	2.49%	(1.95)%	$4,677	764%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.06 to the net asset value and 0.16% to the total return. Without this contribution, the net asset value and the total return would have been lower.

(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)

The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.05 to the net asset value and 0.14% to the total return. Without this contribution, the net asset value and the total return would have been lower.

See accompanying notes to the financial statements.

Financial Highlights :: 205

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Net Realized Gains on Investments	Total Distributions
Europe 30 ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$11.52	0.02	2.41	2.43	—	—		—	—
Year Ended July 31, 2012	$14.56	0.32	(2.02)	(1.70)	(1.34)	—		—	(1.34)
Year Ended July 31, 2011	$12.67	0.37	1.52	1.89	—	—		—	—
Year Ended July 31, 2010	$12.41	0.05	0.36	0.41	(0.15)	—		—	(0.15)
Year Ended July 31, 2009	$17.36	0.27	(4.79)	(4.52)	(0.16)	—	(f)	(0.27)	(0.43)
Year Ended July 31, 2008	$20.45	0.24	(1.83)	(1.59)	(1.50)	—		—	(1.50)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$11.94	(0.04)	2.49	2.45	—	—		—	—
Year Ended July 31, 2012	$14.69	0.19	(2.01)	(1.82)	(0.93)	—		—	(0.93)
Year Ended July 31, 2011	$12.89	0.22	1.58	1.80	—	—		—	—
Year Ended July 31, 2010	$12.69	(0.08)	0.35	0.27	(0.07)	—		—	(0.07)
Year Ended July 31, 2009	$17.64	0.15	(4.83)	(4.68)	—	—		(0.27)	(0.27)
Year Ended July 31, 2008	$20.56	0.04	(1.88)	(1.84)	(1.08)	—		—	(1.08)
UltraBull ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$45.83	(0.05)	8.46	8.41	—	—		—	—
Year Ended July 31, 2012	$41.98	(0.25)	4.10 (e)	3.85	—	—		—	—
Year Ended July 31, 2011	$31.01	(0.23)	11.20	10.97	—	—		—	—
Year Ended July 31, 2010	$25.59	(0.16)	5.58	5.42	—	—		—	—
Year Ended July 31, 2009	$50.82	0.10	(25.16)	(25.06)	(0.16)	(0.01)		—	(0.17)
Year Ended July 31, 2008	$72.29	0.56	(20.55)	(19.99)	(1.48)	—		—	(1.48)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$40.75	(0.27)	7.51	7.24	—	—		—	—
Year Ended July 31, 2012	$37.67	(0.62)	3.70 (e)	3.08	—	—		—	—
Year Ended July 31, 2011	$28.10	(0.59)	10.16	9.57	—	—		—	—
Year Ended July 31, 2010	$23.42	(0.44)	5.12	4.68	—	—		—	—
Year Ended July 31, 2009	$46.70	(0.12)	(23.12)	(23.24)	(0.04)	—	(f)	—	(0.04)
Year Ended July 31, 2008	$66.58	(0.04)	(19.03)	(19.07)	(0.81)	—		—	(0.81)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$13.95	21.09	%(d)	1.82%	1.79%	0.33%	$51,702	140%
$11.52	(11.48)%		3.13%	1.91%	2.50%	$3,771	2,739%
$14.56	14.92%		1.73%	1.73%	2.57%	$7,386	1,579%
$12.67	3.22%		1.86%	1.75%	0.40%	$11,109	1,107%
$12.41	(25.49)%		2.03%	1.94%	2.32%	$8,034	2,221%
$17.36	(8.74)%		1.67%	1.66%	1.16%	$6,553	1,791%

$14.39	20.52	%(d)	2.82%	2.79%	(0.67)%	$2,303	140%
$11.94	(12.32)%		4.13%	2.91%	1.50%	$2,408	2,739%
$14.69	13.88%		2.73%	2.73%	1.57%	$296	1,579%
$12.89	2.16%		2.86%	2.75%	(0.60)%	$1,610	1,107%
$12.69	(26.16)%		3.03%	2.94%	1.32%	$1,581	2,221%
$17.64	(9.66)%		2.67%	2.66%	0.16%	$1,666	1,791%

$54.24	18.35	%(d)	1.77%	1.77%	(0.21)%	$67,863	662%
$45.83	9.17%		1.70%	1.70%	(0.62)%	$76,941	265%
$41.98	35.38%		1.62%	1.62%	(0.61)%	$101,927	450%
$31.01	21.18%		1.65%	1.65%	(0.53)%	$97,062	741%
$25.59	(49.27)%		1.65%	1.65%	0.40%	$61,531	697%
$50.82	(28.23)%		1.50%	1.50%	0.87%	$94,384	350%

$47.99	17.77	%(d)	2.74%	2.74%	(1.18)%	$3,554	662%
$40.75	8.15%		2.70%	2.70%	(1.62)%	$3,392	265%
$37.67	34.09%		2.62%	2.62%	(1.61)%	$6,218	450%
$28.10	19.98%		2.65%	2.65%	(1.53)%	$4,551	741%
$23.42	(49.77)%		2.65%	2.65%	(0.60)%	$5,752	697%
$46.70	(28.98)%		2.50%	2.50%	(0.13)%	$9,534	350%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

206 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraMid-Cap ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$39.87	(0.16)	13.88	13.72	—	—
Year Ended July 31, 2012	$43.36	(0.34)	(3.15)	(3.49)	—	—
Year Ended July 31, 2011	$28.74	(0.44)	15.06	14.62	—	—
Year Ended July 31, 2010	$20.59	(0.22)	8.37	8.15	— (e)	— (e)
Year Ended July 31, 2009	$42.88	(0.09)	(22.19)	(22.28)	(0.01)	(0.01)
Year Ended July 31, 2008	$52.65	0.16	(9.54)	(9.38)	(0.39)	(0.39)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$35.87	(0.37)	12.47	12.10	—	—
Year Ended July 31, 2012	$39.41	(0.69)	(2.85)	(3.54)	—	—
Year Ended July 31, 2011	$26.38	(0.81)	13.84	13.03	—	—
Year Ended July 31, 2010	$19.09	(0.47)	7.76	7.29	—	—
Year Ended July 31, 2009	$40.09	(0.27)	(20.73)	(21.00)	—	—
Year Ended July 31, 2008	$49.36	(0.31)	(8.96)	(9.27)	—	—
UltraSmall-Cap ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$17.46	(0.04)	5.53	5.49	—	—
Year Ended July 31, 2012	$19.88	(0.20)	(2.22)	(2.42)	—	—
Year Ended July 31, 2011	$13.64	(0.25)	6.49	6.24	—	—
Year Ended July 31, 2010	$10.53	(0.16)	3.27	3.11	—	—
Year Ended July 31, 2009	$23.26	(0.07)	(12.65)	(12.72)	(0.01)	(0.01)
Year Ended July 31, 2008	$29.82	0.07	(6.61)	(6.54)	(0.02)	(0.02)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$15.50	(0.13)	4.90	4.77	—	—
Year Ended July 31, 2012	$17.84	(0.35)	(1.99)	(2.34)	—	—
Year Ended July 31, 2011	$12.36	(0.41)	5.89	5.48	—	—
Year Ended July 31, 2010	$9.64	(0.28)	3.00	2.72	—	—
Year Ended July 31, 2009	$21.53	(0.17)	(11.72)	(11.89)	—	—
Year Ended July 31, 2008	$27.87	(0.17)	(6.17)	(6.34)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$53.59	34.41	%(d)	1.77%	1.77%	(0.71)%	$56,195	46%
$39.87	(8.05)%		1.81%	1.81%	(0.92)%	$26,102	12%
$43.36	50.87%		1.64%	1.64%	(1.06)%	$63,175	82%
$28.74	39.60%		1.68%	1.68%	(0.76)%	$31,639	329%
$20.59	(51.97)%		1.76%	1.76%	(0.44)%	$28,094	469%
$42.88	(17.94)%		1.54%	1.54%	0.34%	$50,581	348%

$47.97	33.73	%(d)	2.77%	2.77%	(1.71)%	$3,327	46%
$35.87	(8.98)%		2.81%	2.81%	(1.92)%	$1,579	12%
$39.41	49.39%		2.64%	2.64%	(2.06)%	$2,032	82%
$26.38	38.19%		2.68%	2.68%	(1.76)%	$2,535	329%
$19.09	(52.38)%		2.76%	2.76%	(1.44)%	$1,862	469%
$40.09	(18.76)%		2.54%	2.54%	(0.66)%	$4,747	348%

$22.95	31.44	%(d)	1.87%	1.84%	(0.43)%	$65,319	90%
$17.46	(12.17)%		1.90%	1.89%	(1.21)%	$26,715	33%
$19.88	45.75%		1.70%	1.70%	(1.31)%	$48,580	102%
$13.64	29.53%		1.77%	1.76%	(1.23)%	$39,627	118%
$10.53	(54.70)%		1.80%	1.80%	(0.73)%	$26,338	203%
$23.26	(21.93)%		1.49%	1.49%	0.28%	$56,505	142%

$20.27	30.77	%(d)	2.86%	2.83%	(1.42)%	$650	90%
$15.50	(13.12)%		2.90%	2.89%	(2.21)%	$760	33%
$17.84	44.34%		2.69%	2.69%	(2.30)%	$2,366	102%
$12.36	28.22%		2.77%	2.76%	(2.23)%	$1,939	118%
$9.64	(55.23)%		2.80%	2.80%	(1.73)%	$1,933	203%
$21.53	(22.75)%		2.49%	2.49%	(0.72)%	$3,355	142%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 207

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraDow 30 ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$34.23	(0.02)	5.00	4.98	—	—	—
Year Ended July 31, 2012	$30.34	(0.24)	4.13	3.89	—	—	—
Year Ended July 31, 2011	$22.39	(0.21)	8.16	7.95	—	—	—
Year Ended July 31, 2010	$17.35	(0.09)	5.13	5.04	— (g)	—	— (g)
Year Ended July 31, 2009	$31.25	0.05	(14.16)	(14.11)	(0.18)	—	(0.18)
Year Ended July 31, 2008	$44.69	0.52	(13.65)	(13.13)	(0.15)	(0.16)	(0.31)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$31.88	(0.18)	4.62	4.44	—	—	—
Year Ended July 31, 2012	$28.55	(0.52)	3.85	3.33	—	—	—
Year Ended July 31, 2011	$21.28	(0.48)	7.75	7.27	—	—	—
Year Ended July 31, 2010	$16.64	(0.30)	4.94	4.64	—	—	—
Year Ended July 31, 2009	$29.98	(0.10)	(13.59)	(13.69)	(0.04)	—	(0.04)
Year Ended July 31, 2008	$43.18	0.14	(13.18)	(13.04)	—	(0.16)	(0.16)
UltraNASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$35.25	(0.08)	2.26	2.18	—	—	—
Year Ended July 31, 2012	$29.88	(0.32)	5.69	5.37	—	—	—
Year Ended July 31, 2011	$19.15	(0.26)	10.99	10.73	—	—	—
Year Ended July 31, 2010	$14.84	(0.20)	4.51	4.31	—	—	—
Year Ended July 31, 2009	$24.40	(0.12)	(9.44)	(9.56)	—	—	—
Year Ended July 31, 2008	$29.66	(0.14)	(5.12)	(5.26)	—	—	—
Service Class
Six Months Ended January 31, 2013 (unaudited)	$30.95	(0.25)	2.00	1.75	—	—	—
Year Ended July 31, 2012	$26.48	(0.59)	5.06	4.47	—	—	—
Year Ended July 31, 2011	$17.14	(0.49)	9.83	9.34	—	—	—
Year Ended July 31, 2010	$13.40	(0.37)	4.11	3.74	—	—	—
Year Ended July 31, 2009	$22.28	(0.24)	(8.64)	(8.88)	—	—	—
Year Ended July 31, 2008	$27.34	(0.40)	(4.66)	(5.06)	—	—	—

					Ratios to Average Net Assets			Supplemental Data
Capital Contributions		Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

—		$39.21	14.55	%(d)	2.19%	1.75%	(0.11)%	$16,712	464	%(e)
—		$34.23	12.82%		2.00%	1.73%	(0.78)%	$13,694	—
—		$30.34	35.51%		1.78%	1.72%	(0.74)%	$18,046	—	(f)
—		$22.39	29.07%		1.79%	1.75%	(0.42)%	$9,690	181%
0.39	(h)	$17.35	(43.87	)%(h)	1.84%	1.84%	0.33%	$13,891	230%
—		$31.25	(29.58)%		1.55%	1.55%	1.27%	$22,668	282%

—		$36.32	13.93	%(d)	3.15%	2.71%	(1.07)%	$2,701	464	%(e)
—		$31.88	11.62%		2.99%	2.72%	(1.77)%	$1,971	—
—		$28.55	34.21%		2.78%	2.72%	(1.74)%	$1,951	—	(f)
—		$21.28	27.88%		2.79%	2.75%	(1.42)%	$5,297	181%
0.39	(h)	$16.64	(44.37	)%(h)	2.84%	2.84%	(0.67)%	$2,295	230%
—		$29.98	(30.31)%		2.55%	2.55%	0.27%	$2,693	282%

—		$37.43	6.18	%(d)	1.73%	1.73%	(0.45)%	$144,942	5%
—		$35.25	17.97%		1.73%	1.73%	(1.04)%	$122,625	5%
—		$29.88	56.03%		1.61%	1.61%	(1.02)%	$121,051	34%
—		$19.15	29.04%		1.62%	1.62%	(1.09)%	$114,365	31%
—		$14.84	(39.18)%		1.61%	1.61%	(0.99)%	$104,317	338%
—		$24.40	(17.73)%		1.46%	1.46%	(0.48)%	$181,556	291%

—		$32.70	5.65	%(d)	2.73%	2.73%	(1.45)%	$5,223	5%
—		$30.95	16.84%		2.73%	2.73%	(2.04)%	$5,450	5%
—		$26.48	54.55%		2.61%	2.61%	(2.02)%	$5,684	34%
—		$17.14	27.91%		2.62%	2.62%	(2.09)%	$8,268	31%
—		$13.40	(39.86)%		2.61%	2.61%	(1.99)%	$5,274	338%
—		$22.28	(18.51)%		2.46%	2.46%	(1.48)%	$10,493	291%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	The portfolio turnover rate significantly increased due to there being sales and purchases of equity securities during the period
(f)	The portfolio turnover rate significantly decreased due to there being no sales or purchases of equity securities during the period.
(g)	Amount is less than $0.005.
(h)

The amounts include a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio. The contribution represented $0.39 to the net asset value and 2.26% to the total return. Without this contribution, the net asset value and total return would have been lower.

See accompanying notes to the financial statements.

208 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraInternational ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$9.65	(0.10)	3.83	3.73	—	—	—
Year Ended July 31, 2012	$14.14	(0.19)	(4.30)	(4.49)	—	—	—
Year Ended July 31, 2011	$11.21	(0.22)	3.15	2.93	—	—	—
Year Ended July 31, 2010	$11.14	(0.21)	0.28	0.07	—	—	—
Year Ended July 31, 2009	$25.09	(0.12)	(13.81)	(13.93)	(0.09)	—	(0.09)
Year Ended July 31, 2008	$36.45	0.79	(11.86)	(11.07)	(0.29)	—	(0.29)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$9.24	(0.15)	3.66	3.51	—	—	—
Year Ended July 31, 2012	$13.68	(0.29)	(4.15)	(4.44)	—	—	—
Year Ended July 31, 2011	$10.96	(0.36)	3.08	2.72	—	—	—
Year Ended July 31, 2010	$11.00	(0.33)	0.29	(0.04)	—	—	—
Year Ended July 31, 2009	$24.77	(0.23)	(13.61)	(13.84)	—	—	—
Year Ended July 31, 2008	$36.06	0.45	(11.74)	(11.29)	—	—	—
UltraEmerging Markets ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$10.92	(0.02)	1.94	1.92	(0.01)	—	(0.01)
Year Ended July 31, 2012	$16.60	0.03	(5.68)	(5.65)	(0.03)	—	(0.03)
Year Ended July 31, 2011	$14.53	0.05	2.02	2.07	—	—	—
Year Ended July 31, 2010	$12.30	(0.04)	2.27	2.23	—	—	—
Year Ended July 31, 2009	$29.73	0.05	(17.21)	(17.16)	(0.27)	—	(0.27)
Year Ended July 31, 2008	$45.85	1.10	(2.42)	(1.32)	(0.62)	(14.18)	(14.80)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$10.70	(0.08)	1.89	1.81	—	—	—
Year Ended July 31, 2012	$16.38	(0.10)	(5.58)	(5.68)	—	—	—
Year Ended July 31, 2011	$14.48	(0.12)	2.02	1.90	—	—	—
Year Ended July 31, 2010	$12.37	(0.18)	2.29	2.11	—	—	—
Year Ended July 31, 2009	$29.09	(0.05)	(16.67)	(16.72)	— (g)	—	— (g)
Year Ended July 31, 2008	$45.31	0.67	(2.35)	(1.68)	(0.36)	(14.18)	(14.54)

					Ratios to Average Net Assets			Supplemental Data
Capital Contributions		Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

—		$13.38	38.65	%(d)	1.83%	1.80%	(1.68)%	$43,209	—
—		$9.65	(31.75)%		1.88%	1.88%	(1.81)%	$30,135	—
—		$14.14	26.14%		1.66%	1.63%	(1.56)%	$23,935	1,297	%(e)
—		$11.21	0.63%		1.87%	1.73%	(1.66)%	$10,496	—
0.07	(f)	$11.14	(55.14	)%(f)	1.84%	1.84%	(1.29)%	$19,350	—
—		$25.09	(30.59)%		1.58%	1.58%	2.33%	$14,995	—

—		$12.75	37.99	%(d)	2.83%	2.80%	(2.68)%	$1,368	—
—		$9.24	(32.46)%		2.88%	2.88%	(2.81)%	$260	—
—		$13.68	24.82%		2.66%	2.63%	(2.56)%	$639	1,297	%(e)
—		$10.96	(0.36)%		2.87%	2.73%	(2.66)%	$1,245	—
0.07	(f)	$11.00	(55.59	)%(f)	2.84%	2.84%	(2.29)%	$2,355	—
—		$24.77	(31.31)%		2.58%	2.58%	1.33%	$5,049	—

—		$12.83	17.60	%(d)	1.94%	1.94%	(0.35)%	$23,371	81%
—		$10.92	(34.06)%		1.72%	1.72%	0.20%	$27,680	190%
—		$16.60	14.32%		1.66%	1.66%	0.28%	$46,541	137%
—		$14.53	18.13%		1.63%	1.63%	(0.24)%	$63,667	134%
—		$12.30	(57.03)%		1.61%	1.61%	0.48%	$88,047	50%
—		$29.73	(11.04)%		1.44%	1.44%	2.51%	$123,040	381%

—		$12.51	16.92	%(d)	2.94%	2.94%	(1.35)%	$1,391	81%
—		$10.70	(34.68)%		2.72%	2.72%	(0.80)%	$1,373	190%
—		$16.38	13.12%		2.66%	2.66%	(0.72)%	$4,126	137%
—		$14.48	17.06%		2.63%	2.63%	(1.24)%	$6,993	134%
—		$12.37	(57.48)%		2.61%	2.61%	(0.52)%	$7,368	50%
—		$29.09	(11.93)%		2.44%	2.44%	1.51%	$9,848	381%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.
(f)

The amounts include a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment. The contribution represented $0.07 to the net asset value and 0.99% to the total return. Without this contribution, the net asset value and total return would have been lower.

(g)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 209

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraLatin America ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$8.71	— (d)	1.56	1.56	(0.06)	—	(0.06)
Year Ended July 31, 2012	$13.16	0.09	(4.39)	(4.30)	(0.15)	—	(0.15)
Year Ended July 31, 2011	$11.15	0.07	2.01	2.08	(0.07)	—	(0.07)
Year Ended July 31, 2010	$7.99	0.06	3.12	3.18	(0.02)	—	(0.02)
Year Ended July 31, 2009	$27.80	0.03	(19.79)	(19.76)	(0.05)	—	(0.05)
October 16, 2007 through July 31, 2008(f)	$30.00	0.19	(1.83)	(1.64)	(0.07)	(0.49)	(0.56)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$8.59	(0.04)	1.54	1.50	—	—	—
Year Ended July 31, 2012	$12.93	(0.01)	(4.30)	(4.31)	(0.03)	—	(0.03)
Year Ended July 31, 2011	$11.01	(0.06)	1.98	1.92	—	—	—
Year Ended July 31, 2010	$7.95	(0.05)	3.11	3.06	—	—	—
Year Ended July 31, 2009	$27.66	(0.02)	(19.69)	(19.71)	— (d)	—	— (d)
October 16, 2007 through July 31, 2008(f)	$30.00	(0.07)	(1.73)	(1.80)	(0.05)	(0.49)	(0.54)
UltraChina ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$6.39	(0.03)	1.80	1.77	—	—	—
Year Ended July 31, 2012	$12.84	0.01	(6.46)	(6.45)	—	—	—
Year Ended July 31, 2011	$10.46	(0.08)	2.57	2.49	—	(0.11)	(0.11)
Year Ended July 31, 2010	$9.92	(0.07)	0.61	0.54	— (d)	—	— (d)
Year Ended July 31, 2009	$19.09	0.01	(9.16)	(9.15)	(0.02)	—	(0.02)
February 4, 2008 through July 31, 2008(f)	$30.00	0.04	(10.95)	(10.91)	—	—	—
Service Class
Six Months Ended January 31, 2013 (unaudited)	$6.13	(0.07)	1.72	1.65	—	—	—
Year Ended July 31, 2012	$12.42	(0.06)	(6.23)	(6.29)	—	—	—
Year Ended July 31, 2011	$10.23	(0.21)	2.51	2.30	—	(0.11)	(0.11)
Year Ended July 31, 2010	$9.81	(0.17)	0.59	0.42	—	—	—
Year Ended July 31, 2009	$18.99	(0.05)	(9.13)	(9.18)	—	—	—
February 4, 2008 through July 31, 2008(f)	$30.00	(0.07)	(10.94)	(11.01)	—	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$10.21	18.00	%(e)	1.82%	1.82%		0.03%	$15,306	28%
$8.71	(32.69)%		1.78%	1.78%		0.88%	$19,331	128%
$13.16	18.58%		1.66%	1.66%		0.50%	$30,002	88%
$11.15	39.78%		1.64%	1.64%		0.56%	$46,022	172%
$7.99	(70.90)%		1.80%	1.80%		0.53%	$41,757	654%
$27.80	(5.47	)%(e)	1.66%	1.66	%(g)	0.75%	$28,156	685	%(e)

$10.09	17.46	%(e)	2.82%	2.82%		(0.97)%	$1,353	28%
$8.59	(33.35)%		2.78%	2.78%		(0.12)%	$925	128%
$12.93	17.44%		2.66%	2.66%		(0.50)%	$2,150	88%
$11.01	38.32%		2.64%	2.64%		(0.44)%	$3,821	172%
$7.95	(71.20)%		2.80%	2.80%		(0.47)%	$5,301	654%
$27.66	(6.00	)%(e)	2.66%	2.66	%(g)	(0.25)%	$2,557	685	%(e)

$8.16	27.70	%(e)	1.92%	1.75%		(0.95)%	$21,334	95%
$6.39	(50.23)%		1.97%	1.73%		0.18%	$12,838	288%
$12.84	23.88%		1.77%	1.73%		(0.65)%	$19,688	216%
$10.46	5.45%		1.85%	1.71%		(0.72)%	$18,961	331%
$9.92	(47.79)%		1.89%	1.86%		0.17%	$52,400	349%
$19.09	(36.37	)%(e)	2.15%	1.95%		0.36%	$12,374	5	%(e)

$7.78	26.92	%(e)	2.92%	2.75%		(1.95)%	$4,551	95%
$6.13	(50.64)%		2.97%	2.73%		(0.82)%	$440	288%
$12.42	22.56%		2.77%	2.73%		(1.65)%	$836	216%
$10.23	4.28%		2.85%	2.71%		(1.72)%	$1,041	331%
$9.81	(48.34)%		2.89%	2.86%		(0.83)%	$3,754	349%
$18.99	(36.70	)%(e)	3.15%	2.95%		(0.64)%	$574	5	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)	Period from commencement of operations.
(g)

The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.64% and 2.64% for the Investor Class and Service Class, respectively, for the period ended July 31, 2008.

See accompanying notes to the financial statements.

210 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Net Realized Gains on Investments	Total Distributions
UltraJapan ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$5.60	(0.06)	3.25	3.19	—	—		—	—
Year Ended July 31, 2012	$7.75	(0.11)	(2.04)	(2.15)	—	—		—	—
Year Ended July 31, 2011	$7.82	(0.13)	0.06	(0.07)	—	—		—	—
Year Ended July 31, 2010	$10.33	(0.17)	(2.34)	(2.51)	—	—		—	—
Year Ended July 31, 2009	$24.74	(0.12)	(14.17)	(14.29)	(0.09)	(0.03)		—	(0.12)
Year Ended July 31, 2008	$47.88	0.69	(21.03)	(20.34)	(2.80)	—	(g)	—	(2.80)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$5.12	(0.09)	2.97	2.88	—	—		—	—
Year Ended July 31, 2012	$7.16	(0.16)	(1.88)	(2.04)	—	—		—	—
Year Ended July 31, 2011	$7.30	(0.21)	0.07	(0.14)	—	—		—	—
Year Ended July 31, 2010	$9.74	(0.26)	(2.18)	(2.44)	—	—		—	—
Year Ended July 31, 2009	$23.24	(0.21)	(13.29)	(13.50)	—	—		—	—
Year Ended July 31, 2008	$44.57	0.36	(19.73)	(19.37)	(1.96)	—	(g)	—	(1.96)
Bear ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$16.20	(0.13)	(1.55)	(1.68)	—	—		—	—
Year Ended July 31, 2012	$19.02	(0.31)	(2.51)	(2.82)	—	—		—	—
Year Ended July 31, 2011	$23.60	(0.34)	(4.24)	(4.58)	—	—		—	—
Year Ended July 31, 2010	$28.28	(0.38)	(4.30)	(4.68)	—	—		—	—
Year Ended July 31, 2009	$29.15	(0.37)	1.43	1.06	(0.07)	—		(1.86)	(1.93)
Year Ended July 31, 2008	$26.32	0.39	3.28	3.67	(0.83)	(0.01)		—	(0.84)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$16.08	(0.20)	(1.54)	(1.74)	—	—		—	—
Year Ended July 31, 2012	$19.07	(0.48)	(2.51)	(2.99)	—	—		—	—
Year Ended July 31, 2011	$23.90	(0.55)	(4.28)	(4.83)	—	—		—	—
Year Ended July 31, 2010	$28.92	(0.63)	(4.39)	(5.02)	—	—		—	—
Year Ended July 31, 2009	$30.02	(0.71)	1.47	0.76	—	—		(1.86)	(1.86)
Year Ended July 31, 2008	$26.57	0.11	3.42	3.53	(0.08)	—	(g)	—	(0.08)

					Ratios to Average Net Assets			Supplemental Data
Capital Contributions		Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

0.31	(d)	$9.10	62.79	%(d),(e)	2.00%	1.75%	(1.65)%	$27,699	—
—		$5.60	(27.87)%		2.01%	1.73%	(1.68)%	$12,021	—
—		$7.75	(0.90)%		1.91%	1.73%	(1.66)%	$15,737	1,297	%(f)
—		$7.82	(24.30)%		1.90%	1.79%	(1.73)%	$16,633	1,298	%(f)
—		$10.33	(57.68)%		1.84%	1.84%	(1.15)%	$25,137	—
—		$24.74	(44.16)%		1.66%	1.66%	2.09%	$63,590	—

0.28	(d)	$8.28	61.72	%(d),(e)	3.00%	2.75%	(2.65)%	$1,395	—
—		$5.12	(28.59)%		3.01%	2.73%	(2.68)%	$315	—
—		$7.16	(1.78)%		2.91%	2.73%	(2.66)%	$235	1,297	%(f)
—		$7.30	(25.05)%		2.90%	2.79%	(2.73)%	$375	1,298	%(f)
—		$9.74	(58.09)%		2.84%	2.84%	(2.15)%	$797	—
—		$23.24	(44.74)%		2.66%	2.66%	1.09%	$1,103	—

—		$14.52	(10.37	)%(e)	1.81%	1.78%	(1.66)%	$22,727	—
—		$16.20	(14.87)%		1.75%	1.73%	(1.69)%	$28,690	—
—		$19.02	(19.36)%		1.74%	1.74%	(1.64)%	$57,483	1,297	%(f)
—		$23.60	(16.55)%		1.65%	1.65%	(1.56)%	$94,598	1,300	%(f)
—		$28.28	2.26%		1.68%	1.68%	(1.09)%	$74,982	—
—		$29.15	14.48%		1.56%	1.56%	1.41%	$157,729	—

—		$14.34	(10.82	)%(e)	2.77%	2.74%	(2.62)%	$4,637	—
—		$16.08	(15.68)%		2.73%	2.71%	(2.67)%	$10,178	—
—		$19.07	(20.21)%		2.74%	2.74%	(2.64)%	$3,503	1,297	%(f)
—		$23.90	(17.36)%		2.65%	2.65%	(2.56)%	$3,332	1,300	%(f)
—		$28.92	1.24%		2.68%	2.68%	(2.09)%	$2,308	—
—		$30.02	13.33%		2.56%	2.56%	0.41%	$2,797	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.31 and $0.28 to the net asset value of the Investor Class and Service Class, respectively, and 3.79% to the total return of both Investor Class and Service Class. Without this contribution, the net asset value and total return would have been lower.

(e)	Not annualized for periods less than one year.
(f)	The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that included the purchase of long-term instruments.
(g)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 211

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Short Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$7.56	(0.06)	(1.11)	(1.17)	—	—
Year Ended July 31, 2012	$8.69	(0.14)	(0.99)	(1.13)	—	—
Year Ended July 31, 2011	$11.59	(0.16)	(2.74)	(2.90)	—	—
Year Ended July 31, 2010	$15.06	(0.23)	(3.24)	(3.47)	—	—
Year Ended July 31, 2009	$16.40	(0.22)	(0.84)	(1.06)	(0.28)	(0.28)
Year Ended July 31, 2008	$16.48	0.35	0.40	0.75	(0.83)	(0.83)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$7.79	(0.09)	(1.15)	(1.24)	—	—
Year Ended July 31, 2012	$9.02	(0.23)	(1.00)	(1.23)	—	—
Year Ended July 31, 2011	$12.14	(0.26)	(2.86)	(3.12)	—	—
Year Ended July 31, 2010	$15.96	(0.37)	(3.45)	(3.82)	—	—
Year Ended July 31, 2009	$17.30	(0.41)	(0.93)	(1.34)	—	—
Year Ended July 31, 2008	$17.25	0.18	0.46	0.64	(0.59)	(0.59)
Short NASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$6.94	(0.05)	(0.40)	(0.45)	—	—
Year Ended July 31, 2012	$8.53	(0.13)	(1.46)	(1.59)	—	—
Year Ended July 31, 2011	$11.42	(0.15)	(2.74)	(2.89)	—	—
Year Ended July 31, 2010	$14.16	(0.20)	(2.54)	(2.74)	—	—
Year Ended July 31, 2009	$15.29	(0.25)	(2.26)	(2.51)	(0.06)	(0.06)
Year Ended July 31, 2008	$16.24	0.29	0.08	0.37	(1.32)	(1.32)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$6.69	(0.09)	(0.39)	(0.48)	—	—
Year Ended July 31, 2012	$8.33	(0.20)	(1.44)	(1.64)	—	—
Year Ended July 31, 2011	$11.26	(0.24)	(2.69)	(2.93)	—	—
Year Ended July 31, 2010	$14.09	(0.32)	(2.51)	(2.83)	—	—
Year Ended July 31, 2009	$15.33	(0.44)	(2.24)	(2.68)	—	—
Year Ended July 31, 2008	$15.96	0.13	0.12	0.25	(0.88)	(0.88)

					Ratios to Average Net Assets			Supplemental Data
Capital Contributions		Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

—		$6.39	(15.48	)%(d)	2.42%	1.75%	(1.63)%	$16,258	—
—		$7.56	(13.00)%		2.21%	1.73%	(1.68)%	$6,534	—
—		$8.69	(25.02)%		1.95%	1.73%	(1.63)%	$14,709	—
—		$11.59	(23.04)%		2.00%	1.84%	(1.77)%	$7,854	—
—		$15.06	(6.87)%		1.82%	1.82%	(1.17)%	$16,287	—
—		$16.40	4.80%		1.62%	1.62%	2.13%	$10,935	—

—		$6.55	(15.92	)%(d)	3.41%	2.74%	(2.62)%	$3,587	—
—		$7.79	(13.64)%		3.21%	2.73%	(2.68)%	$1,535	—
—		$9.02	(25.70)%		2.95%	2.73%	(2.63)%	$667	—
—		$12.14	(23.93)%		3.00%	2.84%	(2.77)%	$18,870	—
—		$15.96	(7.75)%		2.82%	2.82%	(2.17)%	$6,013	—
—		$17.30	3.89%		2.62%	2.62%	1.13%	$1,241	—

—		$6.49	(6.48	)%(d)	1.95%	1.75%	(1.63)%	$4,232	—
—		$6.94	(18.64)%		2.00%	1.73%	(1.66)%	$3,469	—
—		$8.53	(25.31)%		1.92%	1.73%	(1.64)%	$13,386	1,297	%(e)
—		$11.42	(19.35)%		1.83%	1.71%	(1.64)%	$6,488	1,298	%(e)
1.44	(f)	$14.16	(7.10	)%(f)	1.99%	1.86%	(1.43)%	$9,957	—
—		$15.29	3.15%		1.74%	1.71%	1.85%	$11,365	—

—		$6.21	(7.03	)%(d)	2.93%	2.73%	(2.61)%	$341	—
—		$6.69	(19.69)%		3.00%	2.73%	(2.66)%	$577	—
—		$8.33	(25.96)%		2.92%	2.73%	(2.64)%	$2,450	1,297	%(e)
—		$11.26	(20.16)%		2.83%	2.71%	(2.64)%	$257	1,298	%(e)
1.44	(f)	$14.09	(8.09	)%(f)	2.99%	2.86%	(2.43)%	$137	—
—		$15.33	2.16%		2.74%	2.71%	0.85%	$479	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that included the purchase of long-term instruments.
(f)

The amounts include a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio. The contribution represented $1.44 to the net asset value and 7.19% to the total return. Without this contribution, the net asset value and total return would have been lower.

See accompanying notes to the financial statements.

212 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Total Distributions
UltraBear ProFund(d)
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$16.52	(0.12)	(3.25)	(3.37)	—	—		—
Year Ended July 31, 2012	$24.00	(0.36)	(7.12)	(7.48)	—	—		—
Year Ended July 31, 2011	$37.24	(0.44)	(12.80)	(13.24)	—	—		—
Year Ended July 31, 2010	$54.76	(0.64)	(16.88)	(17.52)	—	—		—
Year Ended July 31, 2009	$64.40	(0.88)	(8.24)	(9.12)	(0.20)	(0.32)		(0.52)
Year Ended July 31, 2008	$54.48	1.04	10.72	11.76	(1.84)	—	(g)	(1.84)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$16.12	(0.19)	(3.17)	(3.36)	—	—		—
Year Ended July 31, 2012	$23.64	(0.56)	(6.96)	(7.52)	—	—		—
Year Ended July 31, 2011	$37.04	(0.72)	(12.68)	(13.40)	—	—		—
Year Ended July 31, 2010	$54.88	(1.08)	(16.76)	(17.84)	—	—		—
Year Ended July 31, 2009	$64.76	(1.68)	(8.20)	(9.88)	—	—		—
Year Ended July 31, 2008	$54.28	0.48	10.92	11.40	(0.92)	—	(g)	(0.92)
UltraShort Mid-Cap ProFund(h)
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$16.45	(0.12)	(4.70)	(4.82)	—	—		—
Year Ended July 31, 2012	$22.19	(0.35)	(5.39)	(5.74)	—	—		—
Year Ended July 31, 2011	$39.06	(0.42)	(16.45)	(16.87)	—	—		—
Year Ended July 31, 2010	$70.42	(0.84)	(30.52)	(31.36)	—	—		—
Year Ended July 31, 2009	$96.11	(1.61)	(21.63)	(23.24)	(2.45)	—		(2.45)
Year Ended July 31, 2008	$92.40	2.17	2.80	4.97	(1.26)	—		(1.26)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$15.82	(0.19)	(4.52)	(4.71)	—	—		—
Year Ended July 31, 2012	$21.49	(0.56)	(5.11)	(5.67)	—	—		—
Year Ended July 31, 2011	$38.15	(0.70)	(15.96)	(16.66)	—	—		—
Year Ended July 31, 2010	$69.51	(1.33)	(30.03)	(31.36)	—	—		—
Year Ended July 31, 2009	$94.71	(2.80)	(21.77)	(24.57)	(0.63)	—		(0.63)
Year Ended July 31, 2008	$91.00	1.19	2.80	3.99	(0.28)	—		(0.28)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$13.15	(20.78	)%(e)	1.78%	1.78%	(1.66)%	$23,922	—
$16.52	(31.17)%		1.69%	1.69%	(1.64)%	$28,402	—
$24.00	(35.55)%		1.64%	1.64%	(1.55)%	$43,304	1,297	%(f)
$37.24	(31.99)%		1.62%	1.62%	(1.54)%	$73,551	1,300	%(f)
$54.76	(14.45)%		1.59%	1.59%	(1.07)%	$73,061	—
$64.40	22.51%		1.49%	1.49%	1.85%	$122,417	—

$12.76	(21.23	)%(e)	2.69%	2.69%	(2.57)%	$1,441	—
$16.12	(31.81)%		2.67%	2.67%	(2.62)%	$701	—
$23.64	(36.18)%		2.64%	2.64%	(2.55)%	$3,433	1,297	%(f)
$37.04	(32.51)%		2.62%	2.62%	(2.54)%	$5,668	1,300	%(f)
$54.88	(15.26)%		2.58%	2.58%	(2.06)%	$6,555	—
$64.76	21.45%		2.49%	2.49%	0.85%	$10,981	—

$11.63	(29.30	)%(e)	2.86%	1.74%	(1.62)%	$2,425	—
$16.45	(25.87)%		2.51%	1.73%	(1.69)%	$2,710	—
$22.19	(43.09)%		2.70%	1.73%	(1.65)%	$5,956	—
$39.06	(44.63)%		2.24%	1.85%	(1.78)%	$3,203	—
$70.42	(25.44)%		1.87%	1.79%	(1.33)%	$6,389	—
$96.11	5.50%		1.63%	1.57%	2.30%	$7,390	—

$11.11	(29.77	)%(e)	3.86%	2.74%	(2.62)%	$262	—
$15.82	(26.38)%		3.51%	2.73%	(2.69)%	$352	—
$21.49	(43.67)%		3.70%	2.73%	(2.65)%	$659	—
$38.15	(45.12)%		3.24%	2.85%	(2.78)%	$353	—
$69.51	(26.27)%		2.87%	2.79%	(2.33)%	$277	—
$94.71	4.39%		2.63%	2.57%	1.30%	$1,813	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Adjusted for 1:4 reverse stock split that occurred on November 19, 2012.
(e)	Not annualized for periods less than one year.
(f)	The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that included the purchase of Long-term instruments.
(g)	Amount is less than $0.005.
(h)	Adjusted for 1:7 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

Financial Highlights :: 213

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraShort Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$8.63	(0.06)	(2.38)	(2.44)	—	—	—
Year Ended July 31, 2012(d)	$12.65	(0.17)	(3.85)	(4.02)	—	—	—
Year Ended July 31, 2011(d)	$22.85	(0.25)	(9.95)	(10.20)	—	—	—
Year Ended July 31, 2010(d)	$41.15	(0.45)	(17.85)	(18.30)	—	—	—
Year Ended July 31, 2009(d)	$68.65	(0.65)	(20.50)	(21.15)	(6.35)	—	(6.35)
Year Ended July 31, 2008(d)	$69.95	1.50	(1.25)	0.25	(1.55)	—	(1.55)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$8.72	(0.10)	(2.40)	(2.50)	—	—	—
Year Ended July 31, 2012(d)	$12.90	(0.29)	(3.89)	(4.18)	—	—	—
Year Ended July 31, 2011(d)	$23.50	(0.40)	(10.20)	(10.60)	—	—	—
Year Ended July 31, 2010(d)	$42.80	(0.75)	(18.55)	(19.30)	—	—	—
Year Ended July 31, 2009(d)	$68.70	(1.35)	(22.30)	(23.65)	(2.25)	—	(2.25)
Year Ended July 31, 2008(d)	$70.05	0.80	(1.15)	(0.35)	(1.00)	—	(1.00)
UltraShort Dow 30 ProFund(g)
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$15.60	(0.12)	(2.57)	(2.69)	—	—	—
Year Ended July 31, 2012	$22.02	(0.33)	(6.09)	(6.42)	—	—	—
Year Ended July 31, 2011	$33.48	(0.42)	(11.04)	(11.46)	—	—	—
Year Ended July 31, 2010	$52.11	(0.66)	(17.94)	(18.60)	—	(0.03)	(0.03)
Year Ended July 31, 2009	$61.05	(0.93)	(7.71)	(8.64)	—	(0.30)	(0.30)
Year Ended July 31, 2008	$51.27	0.93	11.01	11.94	(2.16)	—	(2.16)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$14.91	(0.19)	(2.44)	(2.63)	—	—	—
Year Ended July 31, 2012	$21.27	(0.51)	(5.85)	(6.36)	—	—	—
Year Ended July 31, 2011	$32.70	(0.69)	(10.74)	(11.43)	—	—	—
Year Ended July 31, 2010	$51.36	(0.99)	(17.64)	(18.63)	—	(0.03)	(0.03)
Year Ended July 31, 2009	$60.81	(1.65)	(7.50)	(9.15)	—	(0.30)	(0.30)
Year Ended July 31, 2008	$50.34	0.39	11.07	11.46	(0.99)	—	(0.99)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$6.19	(28.27	)%(e)	2.10%	1.75%	(1.63)%	$14,251	—
$8.63	(31.78)%		2.05%	1.73%	(1.68)%	$15,298	—
$12.65	(44.64)%		1.93%	1.73%	(1.63)%	$11,983	1,297	%(f)
$22.85	(44.40)%		1.86%	1.66%	(1.59)%	$34,025	1,300	%(f)
$41.15	(35.45)%		2.05%	1.88%	(0.95)%	$20,224	—
$68.65	0.45%		1.46%	1.46%	2.10%	$134,257	—

$6.22	(28.67	)%(e)	3.10%	2.75%	(2.63)%	$3,477	—
$8.72	(32.40)%		3.05%	2.73%	(2.68)%	$906	—
$12.90	(45.11)%		2.93%	2.73%	(2.63)%	$2,023	1,297	%(f)
$23.50	(45.09)%		2.86%	2.66%	(2.59)%	$4,430	1,300	%(f)
$42.80	(36.03)%		3.05%	2.88%	(1.95)%	$13,639	—
$68.70	(0.47)%		2.46%	2.46%	1.10%	$9,994	—

$12.91	(17.24	)%(e)	2.45%	1.76%	(1.64)%	$4,578	—
$15.60	(29.16)%		2.31%	1.73%	(1.69)%	$5,536	—
$22.02	(34.29)%		2.05%	1.73%	(1.64)%	$10,275	—
$33.48	(35.64)%		1.87%	1.80%	(1.72)%	$9,392	—
$52.11	(14.26)%		1.86%	1.86%	(1.31)%	$10,516	—
$61.05	24.47%		1.66%	1.66%	1.75%	$16,981	—

$12.28	(17.64	)%(e)	3.45%	2.76%	(2.64)%	$423	—
$14.91	(29.90)%		3.31%	2.73%	(2.69)%	$305	—
$21.27	(34.95)%		3.05%	2.73%	(2.64)%	$1,264	—
$32.70	(36.28)%		2.87%	2.80%	(2.72)%	$1,231	—
$51.36	(15.15)%		2.86%	2.86%	(2.31)%	$127	—
$60.81	23.32%		2.66%	2.66%	0.75%	$1,176	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Adjusted for 1:5 reverse stock split that occurred on October 17, 2011.
(e)	Not annualized for periods less than one year.
(f)	The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that included the purchase of long-term instruments.
(g)	Adjusted for 1:3 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

214 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Return of Capital		Total Distributions
UltraShort NASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$8.74	(0.07)	(0.92)		(0.99)	—	—		—
Year Ended July 31, 2012(d)	$13.55	(0.20)	(4.61)		(4.81)	—	—		—
Year Ended July 31, 2011(d)	$24.30	(0.30)	(10.45)		(10.75)	—	—		—
Year Ended July 31, 2010(d)	$38.20	(0.45)	(13.45)		(13.90)	—	—		—
Year Ended July 31, 2009(d)	$53.85	(0.65)	(14.00)		(14.65)	(0.70)	(0.30)		(1.00)
Year Ended July 31, 2008(d)	$58.15	1.10	(2.40)		(1.30)	(3.00)	—	(g)	(3.00)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$8.99	(0.10)	(0.95)		(1.05)	—	—		—
Year Ended July 31, 2012(d)	$14.10	(0.33)	(4.78)		(5.11)	—	—		—
Year Ended July 31, 2011(d)	$25.50	(0.45)	(10.95)		(11.40)	—	—		—
Year Ended July 31, 2010(d)	$40.50	(0.80)	(14.20)		(15.00)	—	—		—
Year Ended July 31, 2009(d)	$56.95	(1.20)	(15.25)		(16.45)	—	—		—
Year Ended July 31, 2008(d)	$60.45	0.55	(2.30)		(1.75)	(1.75)	—	(g)	(1.75)
UltraShort International ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$7.01	(0.05)	(2.24)		(2.29)	—	—		—
Year Ended July 31, 2012	$7.47	(0.13)	(0.33	)(h)	(0.46)	—	—		—
Year Ended July 31, 2011	$11.76	(0.15)	(4.14)		(4.29)	—	—		—
Year Ended July 31, 2010	$16.38	(0.24)	(4.38)		(4.62)	—	—		—
Year Ended July 31, 2009	$25.48	(0.26)	(8.44)		(8.70)	(0.40)	—		(0.40)
Year Ended July 31, 2008	$21.88	0.43	4.05		4.48	(0.88)	—		(0.88)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$6.82	(0.08)	(2.17)		(2.25)	—	—		—
Year Ended July 31, 2012	$7.34	(0.21)	(0.31	)(h)	(0.52)	—	—		—
Year Ended July 31, 2011	$11.67	(0.24)	(4.09)		(4.33)	—	—		—
Year Ended July 31, 2010	$16.42	(0.37)	(4.38)		(4.75)	—	—		—
Year Ended July 31, 2009	$25.49	(0.59)	(8.42)		(9.01)	(0.06)	—		(0.06)
Year Ended July 31, 2008	$22.00	0.20	4.08		4.28	(0.79)	—		(0.79)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$7.75	(11.33	)%(e)	1.91%	1.75%		(1.63)%	$25,029	—
$8.74	(35.50)%		1.94%	1.87%		(1.82)%	$17,181	—
$13.55	(44.24)%		1.77%	1.77%		(1.68)%	$19,242	1,297	%(f)
$24.30	(36.39)%		1.73%	1.73%		(1.66)%	$31,146	1,300	%(f)
$38.20	(28.19)%		1.67%	1.67%		(1.01)%	$39,663	—
$53.85	(1.17)%		1.50%	1.50%		2.05%	$118,583	—

$7.94	(11.68	)%(e)	2.83%	2.67%		(2.55)%	$1,158	—
$8.99	(36.24)%		2.91%	2.84%		(2.79)%	$527	—
$14.10	(44.71)%		2.77%	2.77%		(2.68)%	$511	1,297	%(f)
$25.50	(37.04)%		2.73%	2.73%		(2.66)%	$622	1,300	%(f)
$40.50	(28.88)%		2.67%	2.67%		(2.01)%	$39,465	—
$56.95	(2.29)%		2.50%	2.50%		1.05%	$2,251	—

$4.72	(32.67	)%(e)	1.87%	1.85%		(1.72)%	$9,789	—
$7.01	(6.28)%		1.75%	1.74	%(i)	(1.68)%	$14,925	—
$7.47	(36.39)%		1.84%	1.84%		(1.76)%	$12,391	—
$11.76	(28.21)%		1.91%	1.89%		(1.80)%	$13,924	—
$16.38	(34.83)%		1.72%	1.72%		(0.84)%	$10,331	—
$25.48	21.69%		1.62%	1.62%		1.93%	$45,556	—

$4.57	(32.99	)%(e)	2.87%	2.85%		(2.72)%	$692	—
$6.82	(7.08)%		2.75%	2.74	%(i)	(2.68)%	$2,252	—
$7.34	(37.10)%		2.84%	2.84%		(2.76)%	$1,179	—
$11.67	(28.93)%		2.91%	2.89%		(2.80)%	$1,652	—
$16.42	(35.45)%		2.72%	2.72%		(1.84)%	$531	—
$25.49	20.48%		2.62%	2.62%		0.93%	$3,491	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Adjusted for 1:5 reverse stock split that occurred on October 17, 2011.
(e)	Not annualized for periods less than one year.
(f)	Changes in portfolio turnover rates are primarily driven by timing of purchase and sale of long-term treasuries.
(g)	Amount is less than $0.005.
(h)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(i)

The expense ratio does not correlate tot the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the priod.

See accompanying notes to the financial statements.

Financial Highlights :: 215

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort Emerging Markets ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$12.12	(0.09)	(2.36)	(2.45)	—	—
Year Ended July 31, 2012(e)	$12.10	(0.21)	0.23 (f)	0.02	—	—
Year Ended July 31, 2011(e)	$16.80	(0.20)	(4.50)	(4.70)	—	—
Year Ended July 31, 2010(e)	$28.20	(0.30)	(11.10)	(11.40)	—	—
Year Ended July 31, 2009(e)	$82.20	(0.50)	(51.90)	(52.40)	(1.60)	(1.60)
Year Ended July 31, 2008(e)	$135.10	2.00	(48.80)	(46.80)	(6.10)	(6.10)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$11.89	(0.14)	(2.31)	(2.45)	—	—
Year Ended July 31, 2012(e)	$11.90	(0.34)	0.33 (f)	(0.01)	—	—
Year Ended July 31, 2011(e)	$16.80	(0.30)	(4.60)	(4.90)	—	—
Year Ended July 31, 2010(e)	$28.50	(0.50)	(11.20)	(11.70)	—	—
Year Ended July 31, 2009(e)	$82.30	(1.40)	(52.40)	(53.80)	—	—
Year Ended July 31, 2008(e)	$135.30	1.20	(48.70)	(47.50)	(5.50)	(5.50)
UltraShort Latin America ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$15.10	(0.11)	(3.01)	(3.12)	—	—
Year Ended July 31, 2012(e)	$15.70	(0.26)	(0.34)	(0.60)	—	—
Year Ended July 31, 2011(e)	$22.80	(0.30)	(6.80)	(7.10)	—	—
Year Ended July 31, 2010(e)	$49.00	(0.50)	(25.70)	(26.20)	—	—
Year Ended July 31, 2009(e)	$189.00	(1.50)	(138.50)	(140.00)	—	—
October 16, 2007 through July 31, 2008(e)(h)	$300.00	1.30	(111.40)	(110.10)	(0.90)	(0.90)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$14.43	(0.18)	(2.86)	(3.04)	—	—
Year Ended July 31, 2012(e)	$15.10	(0.42)	(0.25)	(0.67)	—	—
Year Ended July 31, 2011(e)	$22.30	(0.50)	(6.70)	(7.20)	—	—
Year Ended July 31, 2010(e)	$48.20	(0.80)	(25.10)	(25.90)	—	—
Year Ended July 31, 2009(e)	$188.00	(2.20)	(137.60)	(139.80)	—	—
October 16, 2007 through July 31, 2008(e)(h)	$300.00	(0.20)	(111.00)	(111.20)	(0.80)	(0.80)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$9.67	(20.21	)%(d)	2.34%	1.74%	(1.63)%	$5,929	—
$12.12	0.17%		2.27%	1.73%	(1.68)%	$8,604	—
$12.10	(27.98)%		1.85%	1.73%	(1.64)%	$4,346	—
$16.80	(40.43)%		2.07%	1.78%	(1.69)%	$5,356	1,298	%(g)
$28.20	(65.05)%		1.74%	1.69%	(0.62)%	$8,340	—
$82.20	(33.95)%		1.53%	1.53%	2.35%	$66,212	—

$9.44	(20.61	)%(d)	3.34%	2.74%	(2.63)%	$182	—
$11.89	(0.08)%		3.27%	2.73%	(2.68)%	$321	—
$11.90	(29.17)%		2.85%	2.73%	(2.64)%	$813	—
$16.80	(41.05)%		3.07%	2.78%	(2.69)%	$2,365	1,298	%(g)
$28.50	(65.37)%		2.74%	2.69%	(1.62)%	$575	—
$82.30	(34.52)%		2.53%	2.53%	1.35%	$4,705	—

$11.98	(20.66	)%(d)	2.70%	1.74%	(1.61)%	$1,804	—
$15.10	(3.82)%		2.50%	1.73%	(1.67)%	$4,796	—
$15.70	(31.14)%		2.91%	1.73%	(1.64)%	$3,153	—
$22.80	(53.47)%		2.30%	1.71%	(1.63)%	$3,699	—
$49.00	(74.07)%		2.23%	1.80%	(1.25)%	$3,655	—
$189.00	(36.75	)%(d)	2.66%	1.95%	0.88%	$3,113	—

$11.39	(21.07	)%(d)	3.70%	2.74%	(2.61)%	$93	—
$14.43	(4.44)%		3.50%	2.73%	(2.67)%	$316	—
$15.10	(31.98)%		3.91%	2.73%	(2.64)%	$222	—
$22.30	(53.94)%		3.30%	2.71%	(2.63)%	$407	—
$48.20	(74.35)%		3.23%	2.80%	(2.25)%	$3,910	—
$188.00	(37.15	)%(d)	3.66%	2.95%	(0.12)%	$43	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Adjusted for 1:10 reverse stock split that occurred on October 17, 2011.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)	Changes in portfolio turnover rate are primarily driven by timing of purchase and sale of long term treasuries.
(h)	Period from commencement of operations.

See accompanying notes to the financial statements.

216 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort China ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$5.73	(0.04)	(1.56)	(1.60)	—	—
Year Ended July 31, 2012	$4.62	(0.09)	1.20	1.11	—	—
Year Ended July 31, 2011	$7.24	(0.09)	(2.53)	(2.62)	—	—
Year Ended July 31, 2010	$11.08	(0.15)	(3.69)	(3.84)	—	—
Year Ended July 31, 2009	$35.97	(0.35)	(24.54)	(24.89)	—	—
February 4, 2008 through July 31, 2008(e)	$30.00	0.05	5.92	5.97	—	—
Service Class
Six Months Ended January 31, 2013 (unaudited)	$5.50	(0.06)	(1.49)	(1.55)	—	—
Year Ended July 31, 2012	$4.48	(0.14)	1.16	1.02	—	—
Year Ended July 31, 2011	$7.09	(0.14)	(2.47)	(2.61)	—	—
Year Ended July 31, 2010	$10.91	(0.24)	(3.58)	(3.82)	—	—
Year Ended July 31, 2009	$35.79	(0.67)	(24.21)	(24.88)	—	—
February 4, 2008 through July 31, 2008(e)	$30.00	(0.11)	5.90	5.79	—	—
UltraShort Japan ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$23.11	(0.15)	(9.59)	(9.74)	—	—
Year Ended July 31, 2012	$21.38	(0.39)	2.12 (f)	1.73	—	—
Year Ended July 31, 2011	$27.35	(0.40)	(5.57)	(5.97)	—	—
Year Ended July 31, 2010	$27.51	(0.43)	0.27	(0.16)	—	—
Year Ended July 31, 2009	$37.52	(0.45)	(9.56)	(10.01)	—	—
Year Ended July 31, 2008	$26.89	0.56	10.77	11.33	(0.70)	(0.70)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$22.49	(0.23)	(9.32)	(9.55)	—	—
Year Ended July 31, 2012	$20.99	(0.63)	2.13 (f)	1.50	—	—
Year Ended July 31, 2011	$27.12	(0.63)	(5.50)	(6.13)	—	—
Year Ended July 31, 2010	$27.55	(0.69)	0.26	(0.43)	—	—
Year Ended July 31, 2009	$37.97	(0.93)	(9.49)	(10.42)	—	—
Year Ended July 31, 2008	$27.26	0.19	10.98	11.17	(0.46)	(0.46)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
$4.13	(27.92	)%(d)	2.81%	1.75%	(1.63)%	$4,321	—
$5.73	24.29%		2.56%	1.73%	(1.67)%	$4,349	—
$4.62	(36.33)%		2.68%	1.73%	(1.64)%	$1,801	—
$7.24	(34.66)%		2.78%	1.80%	(1.71)%	$4,365	—
$11.08	(69.20)%		3.27%	1.95%	(1.12)%	$4,213	—
$35.97	19.90	%(d)	2.65%	1.94%	0.31%	$4,656	—

$3.95	(28.18	)%(d)	3.81%	2.75%	(2.63)%	$126	—
$5.50	22.77%		3.56%	2.73%	(2.67)%	$151	—
$4.48	(36.81)%		3.63%	2.68%	(2.59)%	$232	—
$7.09	(35.01)%		3.76%	2.78%	(2.69)%	$460	—
$10.91	(69.52)%		4.27%	2.95%	(2.12)%	$12	—
$35.79	19.30	%(d)	3.65%	2.94%	(0.69)%	$310	—

$13.37	(42.15	)%(d)	2.87%	1.76%	(1.66)%	$6,563	—
$23.11	8.09%		3.25%	1.73%	(1.69)%	$2,170	—
$21.38	(21.83)%		2.61%	1.73%	(1.65)%	$1,570	—
$27.35	(0.58)%		2.47%	1.70%	(1.65)%	$5,137	—
$27.51	(26.68)%		2.14%	1.63%	(0.98)%	$7,458	—
$37.52	42.70%		1.75%	1.67%	1.60%	$7,404	—

$12.94	(42.46	)%(d)	3.87%	2.76%	(2.66)%	$93	—
$22.49	7.10%		4.25%	2.73%	(2.69)%	$38	—
$20.99	(22.57)%		3.61%	2.73%	(2.65)%	$59	—
$27.12	(1.56)%		3.47%	2.70%	(2.65)%	$353	—
$27.55	(27.44)%		3.14%	2.63%	(1.98)%	$226	—
$37.97	41.33%		2.75%	2.67%	0.60%	$773	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)	Period from commencement of operations.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 217

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
Banks UltraSector ProFund(d)
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$14.58	(0.01)	4.81		4.80	—	—
Year Ended July 31, 2012	$16.20	(0.03)	(1.59	)(f)	(1.62)	—	—
Year Ended July 31, 2011	$18.60	(0.18)	(2.22)		(2.40)	—	—
Year Ended July 31, 2010	$16.89	(0.24)	1.95		1.71	— (g)	— (g)
Year Ended July 31, 2009	$54.06	0.09	(36.12)		(36.03)	(1.14)	(1.14)
Year Ended July 31, 2008	$110.97	2.46	(58.56)		(56.10)	(0.81)	(0.81)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$14.34	(0.10)	4.76		4.66	—	—
Year Ended July 31, 2012	$16.11	(0.18)	(1.59	)(f)	(1.77)	—	—
Year Ended July 31, 2011	$18.69	(0.36)	(2.22)		(2.58)	—	—
Year Ended July 31, 2010	$17.13	(0.42)	1.98		1.56	—	—
Year Ended July 31, 2009	$54.87	(0.09)	(36.72)		(36.81)	(0.93)	(0.93)
Year Ended July 31, 2008	$113.10	1.68	(59.55)		(57.87)	(0.36)	(0.36)
Basic Materials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$37.11	— (g)	6.84		6.84	—	—
Year Ended July 31, 2012	$50.86	(0.15)	(13.60)		(13.75)	—	—
Year Ended July 31, 2011	$35.15	(0.14)	15.85		15.71	—	—
Year Ended July 31, 2010	$26.88	(0.11)	8.38		8.27	— (g)	— (g)
Year Ended July 31, 2009	$62.92	0.09	(35.92)		(35.83)	(0.21)	(0.21)
Year Ended July 31, 2008	$55.39	0.42	7.66		8.08	(0.55)	(0.55)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$35.39	(0.20)	6.52		6.32	—	—
Year Ended July 31, 2012	$49.00	(0.53)	(13.08)		(13.61)	—	—
Year Ended July 31, 2011	$34.20	(0.61)	15.41		14.80	—	—
Year Ended July 31, 2010	$26.41	(0.44)	8.23		7.79	—	—
Year Ended July 31, 2009	$61.74	(0.13)	(35.20)		(35.33)	—	—
Year Ended July 31, 2008	$54.44	(0.20)	7.50		7.30	— (g)	— (g)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
$19.38	32.92	%(e)	1.85%	1.74%	(0.16)%	$16,081	26%
$14.58	(10.00)%		1.90%	1.73%	(0.32)%	$14,303	254%
$16.20	(12.90)%		1.89%	1.73%	(0.93)%	$14,575	474%
$18.60	10.13%		1.94%	1.71%	(1.12)%	$15,082	800%
$16.89	(67.23)%		1.92%	1.63%	0.50%	$13,855	1,350%
$54.06	(50.80)%		1.98%	1.55%	3.54%	$16,348	1,222%

$19.00	32.50	%(e)	2.85%	2.74%	(1.16)%	$2,558	26%
$14.34	(10.99)%		2.90%	2.73%	(1.32)%	$807	254%
$16.11	(13.80)%		2.89%	2.73%	(1.93)%	$685	474%
$18.69	9.11%		2.94%	2.71%	(2.12)%	$1,130	800%
$17.13	(67.51)%		2.92%	2.63%	(0.50)%	$1,178	1,350%
$54.87	(51.30)%		2.98%	2.55%	2.54%	$1,985	1,222%

$43.95	18.43	%(e)	1.91%	1.87%	— (h)	$17,316	3%
$37.11	(27.04)%		1.88%	1.85%	(0.37)%	$14,253	125%
$50.86	44.69%		1.72%	1.72%	(0.30)%	$27,314	143%
$35.15	30.78%		1.76%	1.73%	(0.32)%	$25,070	331%
$26.88	(56.78)%		1.74%	1.74%	0.36%	$31,938	381%
$62.92	14.57%		1.56%	1.56%	0.66%	$78,070	273%

$41.71	17.86	%(e)	2.91%	2.87%	(1.00)%	$1,599	3%
$35.39	(27.79)%		2.88%	2.85%	(1.37)%	$1,410	125%
$49.00	43.26%		2.72%	2.72%	(1.30)%	$1,846	143%
$34.20	29.53%		2.76%	2.73%	(1.32)%	$3,639	331%
$26.41	(57.22)%		2.74%	2.74%	(0.64)%	$5,009	381%
$61.74	13.41%		2.56%	2.56%	(0.34)%	$5,108	273%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Adjusted for 1:3 reverse stock split that occurred on November 19, 2012.
(e)	Not annualized for periods less than one year.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)	Amount is less than $0.005.
(h)	Amount is less than 0.005%.

See accompanying notes to the financial statements.

218 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Biotechnology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$88.09	(0.60)	23.19	22.59	—	—
Year Ended July 31, 2012	$61.97	(0.94)	27.06	26.12	—	—
Year Ended July 31, 2011	$49.13	(1.04)	13.88	12.84	—	—
Year Ended July 31, 2010	$55.30	(0.93)	(5.24)	(6.17)	—	—
Year Ended July 31, 2009	$70.12	(0.74)	(14.08)	(14.82)	—	—
Year Ended July 31, 2008	$51.15	(0.29)	19.26	18.97	—	—
Service Class
Six Months Ended January 31, 2013 (unaudited)	$78.35	(1.04)	20.63	19.59	—	—
Year Ended July 31, 2012	$55.67	(1.56)	24.24	22.68	—	—
Year Ended July 31, 2011	$44.57	(1.57)	12.67	11.10	—	—
Year Ended July 31, 2010	$50.64	(1.42)	(4.65)	(6.07)	—	—
Year Ended July 31, 2009	$64.84	(1.22)	(12.98)	(14.20)	—	—
Year Ended July 31, 2008	$47.77	(0.80)	17.87	17.07	—	—
Consumer Goods UltraSector ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$47.39	0.02	6.76	6.78	—	—
Year Ended July 31, 2012	$42.09	(0.05)	5.35	5.30	—	—
Year Ended July 31, 2011	$32.54	0.04	9.51	9.55	—	—
Year Ended July 31, 2010	$27.19	0.11	5.28	5.39	(0.04)	(0.04)
Year Ended July 31, 2009	$34.24	0.09	(6.59)	(6.50)	(0.55)	(0.55)
Year Ended July 31, 2008	$38.00	0.51	(4.08)	(3.57)	(0.19)	(0.19)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$45.44	(0.22)	6.45	6.23	—	—
Year Ended July 31, 2012	$40.76	(0.48)	5.16	4.68	—	—
Year Ended July 31, 2011	$31.84	(0.34)	9.26	8.92	—	—
Year Ended July 31, 2010	$26.86	(0.20)	5.18	4.98	—	—
Year Ended July 31, 2009	$33.75	(0.19)	(6.44)	(6.63)	(0.26)	(0.26)
Year Ended July 31, 2008	$37.63	0.13	(4.01)	(3.88)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
$110.68	25.64	%(d)	1.73%	1.72%	(1.20)%	$78,992	3%
$88.09	42.15%		2.00%	1.73%	(1.36)%	$21,019	37%
$61.97	26.13%		1.97%	1.87%	(1.80)%	$9,779	297%
$49.13	(11.16)%		1.92%	1.92%	(1.78)%	$7,700	762%
$55.30	(21.14)%		1.73%	1.72%	(1.43)%	$14,796	519%
$70.12	37.09%		1.60%	1.55%	(0.54)%	$75,766	373%

$97.94	25.00	%(d)	2.73%	2.72%	(2.20)%	$3,584	3%
$78.35	40.72%		3.00%	2.73%	(2.36)%	$1,625	37%
$55.67	24.93%		2.97%	2.87%	(2.80)%	$767	297%
$44.57	(11.99)%		2.92%	2.92%	(2.78)%	$701	762%
$50.64	(21.90)%		2.73%	2.72%	(2.43)%	$1,282	519%
$64.84	35.73%		2.60%	2.55%	(1.54)%	$5,049	373%

$54.17	14.33	%(d)	3.32%	1.74%	0.08%	$1,597	160%
$47.39	12.59%		2.73%	1.73%	(0.12)%	$3,659	449%
$42.09	29.35%		3.26%	1.73%	0.09%	$2,165	844%
$32.54	19.82%		2.87%	1.72%	0.36%	$2,417	1,128%
$27.19	(18.76)%		3.41%	1.63%	0.34%	$5,829	1,093%
$34.24	(9.46)%		2.47%	1.55%	1.29%	$1,028	993%

$51.67	13.71	%(d)	4.32%	2.74%	(0.92)%	$461	160%
$45.44	11.48%		3.73%	2.73%	(1.12)%	$774	449%
$40.76	28.01%		4.26%	2.73%	(0.91)%	$401	844%
$31.84	18.54%		3.87%	2.72%	(0.64)%	$729	1,128%
$26.86	(19.52)%		4.41%	2.63%	(0.66)%	$164	1,093%
$33.75	(10.33)%		3.47%	2.55%	0.29%	$202	993%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 219

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
Consumer Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$37.35	(0.05)	7.93		7.88	—	—
Year Ended July 31, 2012	$31.28	(0.27)	6.34		6.07	—	—
Year Ended July 31, 2011	$22.57	(0.16)	8.87		8.71	—	—
Year Ended July 31, 2010	$17.41	(0.19)	5.35		5.16	—	—
Year Ended July 31, 2009	$23.02	(0.08)	(5.53)		(5.61)	—	—
Year Ended July 31, 2008	$32.54	0.13	(9.18)		(9.05)	(0.47)	(0.47)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$34.88	(0.24)	7.38		7.14	—	—
Year Ended July 31, 2012	$29.50	(0.59)	5.97		5.38	—	—
Year Ended July 31, 2011	$21.50	(0.44)	8.44		8.00	—	—
Year Ended July 31, 2010	$16.74	(0.42)	5.18		4.76	—	—
Year Ended July 31, 2009	$22.35	(0.23)	(5.38)		(5.61)	—	—
Year Ended July 31, 2008	$31.53	(0.15)	(8.89)		(9.04)	(0.14)	(0.14)
Financials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$7.16	(0.01)	1.90		1.89	—	—
Year Ended July 31, 2012	$7.20	(0.02)	(0.02	)(e)	(0.04)	—	—
Year Ended July 31, 2011	$6.96	(0.04)	0.28		0.24	—	—
Year Ended July 31, 2010	$5.86	(0.05)	1.15		1.10	—	—
Year Ended July 31, 2009	$14.85	0.04	(8.93)		(8.89)	(0.10)	(0.10)
Year Ended July 31, 2008	$28.31	0.31	(13.43)		(13.12)	(0.34)	(0.34)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$6.53	(0.05)	1.73		1.68	—	—
Year Ended July 31, 2012	$6.64	(0.08)	(0.03	)(e)	(0.11)	—	—
Year Ended July 31, 2011	$6.48	(0.11)	0.27		0.16	—	—
Year Ended July 31, 2010	$5.51	(0.12)	1.09		0.97	—	—
Year Ended July 31, 2009	$13.96	(0.02)	(8.39)		(8.41)	(0.04)	(0.04)
Year Ended July 31, 2008	$26.73	0.12	(12.70)		(12.58)	(0.19)	(0.19)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
$45.23	21.10	%(d)	2.14%	1.74%	(0.23)%	$10,197	30%
$37.35	19.37%		2.22%	1.73%	(0.81)%	$5,384	232%
$31.28	38.64%		2.78%	1.73%	(0.56)%	$3,099	380%
$22.57	29.64%		2.79%	1.72%	(0.83)%	$2,216	857%
$17.41	(24.37)%		3.69%	1.64%	(0.52)%	$2,211	458%
$23.02	(28.09)%		3.53%	1.55%	0.46%	$1,084	1,327%

$42.02	20.47	%(d)	3.14%	2.74%	(1.23)%	$2,126	30%
$34.88	18.24%		3.22%	2.73%	(1.81)%	$1,691	232%
$29.50	37.21%		3.78%	2.73%	(1.56)%	$575	380%
$21.50	28.43%		3.79%	2.72%	(1.83)%	$251	857%
$16.74	(25.10)%		4.69%	2.64%	(1.52)%	$103	458%
$22.35	(28.77)%		4.53%	2.55%	(0.54)%	$316	1,327%

$9.05	26.40	%(d)	2.27%	1.74%	(0.27)%	$9,704	349%
$7.16	(0.56)%		2.13%	1.73%	(0.36)%	$14,204	123%
$7.20	3.45%		2.10%	1.73%	(0.54)%	$7,655	514%
$6.96	18.77%		2.11%	1.71%	(0.72)%	$9,630	476%
$5.86	(59.88)%		2.20%	1.62%	0.69%	$10,363	698%
$14.85	(46.76)%		2.02%	1.66%	1.57%	$12,375	761%

$8.21	25.73	%(d)	3.27%	2.74%	(1.27)%	$1,898	349%
$6.53	(1.66)%		3.13%	2.73%	(1.36)%	$597	123%
$6.64	2.47%		3.10%	2.73%	(1.54)%	$889	514%
$6.48	17.60%		3.11%	2.71%	(1.72)%	$968	476%
$5.51	(60.26)%		3.20%	2.62%	(0.31)%	$1,508	698%
$13.96	(47.32)%		3.02%	2.66%	0.57%	$2,362	761%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

220 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Health Care UltraSector ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$19.14	(0.02)	3.61	3.59	—	—
Year Ended July 31, 2012	$15.92	(0.04)	3.26	3.22	—	—
Year Ended July 31, 2011	$12.01	(0.05)	3.96	3.91	—	—
Year Ended July 31, 2010	$11.52	(0.05)	0.54	0.49	—	—
Year Ended July 31, 2009	$14.89	0.04	(3.27)	(3.23)	(0.14)	(0.14)
Year Ended July 31, 2008	$15.92	0.09	(1.04)	(0.95)	(0.08)	(0.08)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$17.40	(0.11)	3.27	3.16	—	—
Year Ended July 31, 2012	$14.62	(0.19)	2.97	2.78	—	—
Year Ended July 31, 2011	$11.14	(0.20)	3.68	3.48	—	—
Year Ended July 31, 2010	$10.79	(0.17)	0.52	0.35	—	—
Year Ended July 31, 2009	$13.90	(0.06)	(3.05)	(3.11)	— (e)	— (e)
Year Ended July 31, 2008	$14.96	(0.06)	(1.00)	(1.06)	—	—
Industrials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$36.17	(0.12)	8.08	7.96	—	—
Year Ended July 31, 2012	$34.82	(0.13)	1.48 (f)	1.35	—	—
Year Ended July 31, 2011	$27.66	(0.12)	7.28	7.16	—	—
Year Ended July 31, 2010	$20.64	(0.07)	7.09	7.02	—	—
Year Ended July 31, 2009	$38.49	0.05	(17.80)	(17.75)	(0.10)	(0.10)
Year Ended July 31, 2008	$48.21	0.33	(9.26)	(8.93)	(0.79)	(0.79)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$34.09	(0.31)	7.61	7.30	—	—
Year Ended July 31, 2012	$33.13	(0.46)	1.42 (f)	0.96	—	—
Year Ended July 31, 2011	$26.59	(0.46)	7.00	6.54	—	—
Year Ended July 31, 2010	$20.04	(0.34)	6.89	6.55	—	—
Year Ended July 31, 2009	$37.67	(0.15)	(17.42)	(17.57)	(0.06)	(0.06)
Year Ended July 31, 2008	$46.85	(0.12)	(9.06)	(9.18)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
$22.73	18.76	%(d)	1.98%	1.74%	(0.19)%	$12,131	12%
$19.14	20.15%		2.22%	1.73%	(0.21)%	$7,934	253%
$15.92	32.64%		2.15%	1.73%	(0.34)%	$11,310	616%
$12.01	4.25%		2.35%	1.71%	(0.40)%	$3,083	674%
$11.52	(21.63)%		2.27%	1.61%	0.39%	$5,837	1,285%
$14.89	(6.03)%		1.76%	1.55%	0.58%	$9,463	616%

$20.56	18.16	%(d)	2.98%	2.74%	(1.19)%	$1,221	12%
$17.40	19.02%		3.22%	2.73%	(1.21)%	$1,453	253%
$14.62	31.24%		3.15%	2.73%	(1.34)%	$1,194	616%
$11.14	3.24%		3.35%	2.71%	(1.40)%	$363	674%
$10.79	(22.35)%		3.27%	2.61%	(0.61)%	$1,948	1,285%
$13.90	(7.09)%		2.76%	2.55%	(0.42)%	$2,253	616%

$44.13	22.01	%(d)	2.14%	1.75%	(0.60)%	$9,782	101%
$36.17	3.88%		2.84%	1.73%	(0.38)%	$7,731	285%
$34.82	25.84%		1.90%	1.73%	(0.33)%	$7,056	601%
$27.66	34.06%		2.57%	1.72%	(0.27)%	$2,796	914%
$20.64	(46.08)%		3.74%	1.64%	0.24%	$2,834	379%
$38.49	(18.82)%		2.18%	1.55%	0.73%	$3,061	433%

$41.39	21.41	%(d)	3.13%	2.74%	(1.59)%	$2,137	101%
$34.09	2.87%		3.84%	2.73%	(1.38)%	$581	285%
$33.13	24.63%		2.90%	2.73%	(1.33)%	$652	601%
$26.59	32.68%		3.57%	2.72%	(1.27)%	$2,229	914%
$20.04	(46.63)%		4.74%	2.64%	(0.76)%	$359	379%
$37.67	(19.57)%		3.18%	2.55%	(0.27)%	$126	433%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 221

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Internet UltraSector ProFund(d)
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$19.65	(0.18)	6.07	5.89	—	(1.90)	(1.90)
Year Ended July 31, 2012	$20.89	(0.29)	(0.95)	(1.24)	—	—	—
Year Ended July 31, 2011	$13.86	(0.23)	7.90	7.67	—	(0.64)	(0.64)
Year Ended July 31, 2010	$10.05	(0.20)	4.01	3.81	—	—	—
Year Ended July 31, 2009	$12.48	(0.13)	(2.30)	(2.43)	—	—	—
Year Ended July 31, 2008	$15.27	(0.06)	(2.73)	(2.79)	—	—	—
Service Class
Six Months Ended January 31, 2013 (unaudited)	$17.36	(0.31)	5.37	5.06	—	(1.90)	(1.90)
Year Ended July 31, 2012	$18.64	(0.46)	(0.82)	(1.28)	—	—	—
Year Ended July 31, 2011	$12.53	(0.41)	7.16	6.75	—	(0.64)	(0.64)
Year Ended July 31, 2010	$9.18	(0.32)	3.67	3.35	—	—	—
Year Ended July 31, 2009	$11.51	(0.21)	(2.12)	(2.33)	—	—	—
Year Ended July 31, 2008	$14.23	(0.20)	(2.52)	(2.72)	—	—	—
Mobile Telecommunications UltraSector ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$29.25	(0.29)	8.13	7.84	—	—	—
Year Ended July 31, 2012(f)	$25.30	(0.35)	4.30	3.95	—	—	—
Year Ended July 31, 2011(f)	$23.40	(0.40)	2.30	1.90	—	—	—
Year Ended July 31, 2010(f)	$20.50	(0.30)	3.20	2.90	—	—	—
Year Ended July 31, 2009(f)	$78.40	(0.40)	(57.50)	(57.90)	—	—	—
Year Ended July 31, 2008(f)	$226.50	(0.10)	(147.40)	(147.50)	(0.60)	—	(0.60)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$25.87	(0.44)	7.19	6.75	—	—	—
Year Ended July 31, 2012(f)	$22.60	(0.55)	3.82	3.27	—	—	—
Year Ended July 31, 2011(f)	$21.10	(0.60)	2.10	1.50	—	—	—
Year Ended July 31, 2010(f)	$18.60	(0.50)	3.00	2.50	—	—	—
Year Ended July 31, 2009(f)	$72.00	(0.60)	(52.80)	(53.40)	—	—	—
Year Ended July 31, 2008(f)	$209.40	(1.20)	(136.20)	(137.40)	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
$23.64	31.38	%(e)	1.87%	1.83%	(1.54)%	$25,407	62%
$19.65	(5.92)%		1.89%	1.84%	(1.54)%	$17,391	24%
$20.89	55.43%		1.73%	1.73%	(1.12)%	$35,199	162%
$13.86	37.88%		1.78%	1.77%	(1.58)%	$11,827	622%
$10.05	(19.45)%		1.99%	1.94%	(1.60)%	$15,694	1,045%
$12.48	(18.31)%		1.67%	1.67%	(0.42)%	$7,571	403%

$20.52	30.71	%(e)	2.87%	2.83%	(2.54)%	$2,811	62%
$17.36	(6.87)%		2.89%	2.84%	(2.54)%	$573	24%
$18.64	53.89%		2.73%	2.73%	(2.12)%	$2,345	162%
$12.53	36.56%		2.78%	2.77%	(2.58)%	$732	622%
$9.18	(20.24)%		2.99%	2.94%	(2.60)%	$1,929	1,045%
$11.51	(19.12)%		2.67%	2.67%	(1.42)%	$483	403%

$37.09	26.80	%(e)	1.87%	1.74%	(1.64)%	$16,128	25%
$29.25	15.61%		2.94%	1.73%	(1.55)%	$9,253	507%
$25.30	8.12%		2.70%	1.73%	(1.66)%	$3,302	540%
$23.40	14.15%		2.48%	1.72%	(1.56)%	$3,737	1,338%
$20.50	(73.85)%		2.50%	1.64%	(1.31)%	$2,981	1,773%
$78.40	(65.24)%		1.92%	1.55%	(0.09)%	$5,630	1,101%

$32.62	26.05	%(e)	2.87%	2.74%	(2.64)%	$567	25%
$25.87	14.47%		3.94%	2.73%	(2.55)%	$496	507%
$22.60	7.11%		3.70%	2.73%	(2.66)%	$174	540%
$21.10	13.44%		3.48%	2.72%	(2.56)%	$168	1,338%
$18.60	(74.17)%		3.50%	2.64%	(2.31)%	$191	1,773%
$72.00	(65.60)%		2.92%	2.55%	(1.09)%	$444	1,101%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Adjusted for 6:1 stock split that occurred on November 19, 2012.
(e)	Not annualized for periods less than one year.
(f)	Adjusted for 1:10 reverse stock split that occurred on October 17, 2011.

See accompanying notes to the financial statements.

222 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Oil & Gas UltraSector ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$38.85	(0.04)	6.27	6.23	—	—	—
Year Ended July 31, 2012	$45.40	(0.14)	(6.41)	(6.55)	—	—	—
Year Ended July 31, 2011	$27.35	(0.12)	18.17	18.05	—	—	—
Year Ended July 31, 2010	$26.79	(0.07)	0.63	0.56	—	—	—
Year Ended July 31, 2009	$52.85	(0.01)	(26.05)	(26.06)	— (e)	—	— (e)
Year Ended July 31, 2008	$51.96	0.21	2.36	2.57	(0.08)	(1.60)	(1.68)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$34.49	(0.22)	5.55	5.33	—	—	—
Year Ended July 31, 2012	$40.71	(0.48)	(5.74)	(6.22)	—	—	—
Year Ended July 31, 2011	$24.77	(0.48)	16.42	15.94	—	—	—
Year Ended July 31, 2010	$24.50	(0.34)	0.61	0.27	—	—	—
Year Ended July 31, 2009	$48.82	(0.28)	(24.04)	(24.32)	—	—	—
Year Ended July 31, 2008	$48.54	(0.32)	2.20	1.88	—	(1.60)	(1.60)
Oil Equipment Service & Distribution UltraSector ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$18.58	(0.08)	3.28	3.20	—	—	—
Year Ended July 31, 2012	$27.10	(0.19)	(8.33)	(8.52)	—	—	—
Year Ended July 31, 2011	$14.30	(0.23)	13.03	12.80	—	—	—
Year Ended July 31, 2010	$13.09	(0.15)	1.36	1.21	—	—	—
Year Ended July 31, 2009	$43.23	(0.10)	(30.04)	(30.14)	—	—	—
Year Ended July 31, 2008	$38.89	(0.06)	5.17	5.11	(0.01)	(0.76)	(0.77)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$17.51	(0.18)	3.09	2.91	—	—	—
Year Ended July 31, 2012	$25.80	(0.37)	(7.92)	(8.29)	—	—	—
Year Ended July 31, 2011	$13.75	(0.45)	12.50	12.05	—	—	—
Year Ended July 31, 2010	$12.71	(0.31)	1.35	1.04	—	—	—
Year Ended July 31, 2009	$42.37	(0.26)	(29.40)	(29.66)	—	—	—
Year Ended July 31, 2008	$38.52	(0.47)	5.08	4.61	—	(0.76)	(0.76)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$45.08	16.04	%(d)	1.76%	1.76%	(0.18)%	$35,841	2%
$38.85	(14.45)%		1.83%	1.83%	(0.38)%	$40,407	10%
$45.40	66.03%		1.63%	1.63%	(0.30)%	$86,892	130%
$27.35	2.09%		1.69%	1.69%	(0.23)%	$36,182	81%
$26.79	(49.30)%		1.65%	1.65%	(0.04)%	$47,547	36%
$52.85	4.76%		1.50%	1.50%	0.38%	$122,187	102%

$39.82	15.45	%(d)	2.75%	2.75%	(1.17)%	$3,535	2%
$34.49	(15.30)%		2.83%	2.83%	(1.38)%	$3,512	10%
$40.71	64.39%		2.63%	2.63%	(1.30)%	$5,045	130%
$24.77	1.06%		2.69%	2.69%	(1.23)%	$3,121	81%
$24.50	(49.80)%		2.65%	2.65%	(1.04)%	$4,275	36%
$48.82	3.68%		2.50%	2.50%	(0.62)%	$12,623	102%

$21.78	17.22	%(d)	1.92%	1.87%	(0.87)%	$18,668	116%
$18.58	(31.44)%		1.95%	1.91%	(0.99)%	$12,405	88%
$27.10	89.51%		1.73%	1.70%	(1.00)%	$44,663	203%
$14.30	9.24%		1.86%	1.80%	(0.98)%	$12,342	749%
$13.09	(69.72)%		1.85%	1.78%	(0.72)%	$15,621	589%
$43.23	13.38%		1.54%	1.53%	(0.14)%	$41,679	431%

$20.42	16.62	%(d)	2.91%	2.86%	(1.86)%	$1,248	116%
$17.51	(32.16)%		2.95%	2.91%	(1.99)%	$1,261	88%
$25.80	87.71%		2.73%	2.70%	(2.00)%	$1,881	203%
$13.75	8.18%		2.86%	2.80%	(1.98)%	$1,704	749%
$12.71	(70.00)%		2.85%	2.78%	(1.72)%	$2,495	589%
$42.37	12.21%		2.54%	2.53%	(1.14)%	$4,146	431%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 223

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Pharmaceuticals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$12.30	0.04	1.54	1.58	(0.06)	—	(0.06)
Year Ended July 31, 2012	$9.36	0.04	2.92	2.96	(0.02)	—	(0.02)
Year Ended July 31, 2011	$7.48	0.06	1.91	1.97	(0.09)	—	(0.09)
Year Ended July 31, 2010	$6.89	0.04	0.55	0.59	— (e)	—	— (e)
Year Ended July 31, 2009	$8.12	0.04	(1.16)	(1.12)	(0.11)	—	(0.11)
Year Ended July 31, 2008	$9.94	0.16	(1.63)	(1.47)	(0.35)	—	(0.35)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$11.58	(0.02)	1.45	1.43	— (e)	—	— (e)
Year Ended July 31, 2012	$8.90	(0.06)	2.74	2.68	—	—	—
Year Ended July 31, 2011	$7.11	(0.03)	1.82	1.79	—	—	—
Year Ended July 31, 2010	$6.61	(0.04)	0.54	0.50	—	—	—
Year Ended July 31, 2009	$7.82	(0.02)	(1.13)	(1.15)	(0.06)	—	(0.06)
Year Ended July 31, 2008	$9.49	0.07	(1.59)	(1.52)	(0.15)	—	(0.15)
Precious Metals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$24.80	(0.24)	(1.29)	(1.53)	—	—	—
Year Ended July 31, 2012	$40.43	(0.57)	(15.06)	(15.63)	—	—	—
Year Ended July 31, 2011	$32.19	(0.63)	8.87	8.24	—	—	—
Year Ended July 31, 2010	$27.06	(0.49)	5.62	5.13	—	—	—
Year Ended July 31, 2009	$43.96	(0.20)	(16.52)	(16.72)	(0.18)	—	(0.18)
Year Ended July 31, 2008	$43.35	1.04	3.55	4.59	(0.43)	(3.55)	(3.98)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$23.05	(0.36)	(1.17)	(1.53)	—	—	—
Year Ended July 31, 2012	$37.97	(0.90)	(14.02)	(14.92)	—	—	—
Year Ended July 31, 2011	$30.53	(1.02)	8.46	7.44	—	—	—
Year Ended July 31, 2010	$25.92	(0.79)	5.40	4.61	—	—	—
Year Ended July 31, 2009	$42.17	(0.43)	(15.82)	(16.25)	—	—	—
Year Ended July 31, 2008	$41.75	0.58	3.39	3.97	—	(3.55)	(3.55)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$13.82	12.95	%(d)	1.92%	1.74%	0.66%	$6,965	28%
$12.30	31.63%		2.04%	1.73%	0.43%	$8,253	236%
$9.36	26.41%		2.44%	1.73%	0.64%	$6,505	381%
$7.48	8.59%		2.50%	1.72%	0.49%	$1,733	922%
$6.89	(13.80)%		2.50%	1.64%	0.59%	$7,525	1,046%
$8.12	(15.55)%		2.02%	1.55%	1.71%	$4,491	643%

$13.01	12.39	%(d)	2.92%	2.74%	(0.34)%	$7,786	28%
$11.58	29.97%		3.04%	2.73%	(0.57)%	$6,780	236%
$8.90	25.32%		3.44%	2.73%	(0.36)%	$1,003	381%
$7.11	7.56%		3.49%	2.71%	(0.50)%	$184	922%
$6.61	(14.66)%		3.50%	2.64%	(0.41)%	$173	1,046%
$7.82	(16.35)%		3.02%	2.55%	0.71%	$405	643%

$23.27	(6.17	)%(d)	1.82%	1.82%	(1.70)%	$44,133	—
$24.80	(38.67)%		1.77%	1.77%	(1.71)%	$27,846	—
$40.43	25.63%		1.63%	1.63%	(1.54)%	$48,159	1,297	%(f)
$32.19	18.96%		1.63%	1.63%	(1.54)%	$51,063	1,300	%(f)
$27.06	(37.93)%		1.61%	1.61%	(0.89)%	$58,982	—
$43.96	10.64%		1.46%	1.46%	2.10%	$100,099	—

$21.52	(6.64	)%(d)	2.81%	2.81%	(2.69)%	$3,555	—
$23.05	(39.29)%		2.77%	2.77%	(2.71)%	$3,222	—
$37.97	24.33%		2.63%	2.63%	(2.54)%	$15,315	1,297	%(f)
$30.53	17.82%		2.63%	2.63%	(2.54)%	$10,906	1,300	%(f)
$25.92	(38.53)%		2.61%	2.61%	(1.89)%	$8,416	—
$42.17	9.57%		2.46%	2.46%	1.10%	$46,678	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)	The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that included the purchase of long-term instruments.

See accompanying notes to the financial statements.

224 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Real Estate UltraSector ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$27.82	0.06	1.76	1.82	(0.06)		(0.06)
Year Ended July 31, 2012	$24.32	0.04	3.50	3.54	(0.04)		(0.04)
Year Ended July 31, 2011	$18.75	0.07	5.56	5.63	(0.06)		(0.06)
Year Ended July 31, 2010	$10.94	0.17	7.72	7.89	(0.08)		(0.08)
Year Ended July 31, 2009	$33.45	0.09	(22.45)	(22.36)	(0.15)		(0.15)
Year Ended July 31, 2008	$42.72	(0.18)	(7.92)	(8.10)	(1.17)		(1.17)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$27.59	(0.07)	1.74	1.67	—		—
Year Ended July 31, 2012	$24.31	(0.20)	3.48	3.28	—		—
Year Ended July 31, 2011	$18.89	(0.15)	5.59	5.44	(0.02)		(0.02)
Year Ended July 31, 2010	$11.07	0.01	7.81	7.82	—		—
Year Ended July 31, 2009	$33.75	(0.05)	(22.63)	(22.68)	—		—
Year Ended July 31, 2008	$43.33	(0.57)	(8.05)	(8.62)	(0.96)		(0.96)
Semiconductor UltraSector ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$13.65	(0.01)	(0.08)	(0.09)	(0.03)		(0.03)
Year Ended July 31, 2012	$14.09	0.03	(0.42)	(0.39)	(0.05	)(e)	(0.05)
Year Ended July 31, 2011	$11.81	0.02	2.26	2.28	—		—
Year Ended July 31, 2010	$10.71	(0.06)	1.16	1.10	—		—
Year Ended July 31, 2009	$13.35	(0.01)	(2.61)	(2.62)	(0.02)		(0.02)
Year Ended July 31, 2008	$20.38	0.06	(6.98)	(6.92)	(0.11)		(0.11)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$12.26	(0.07)	(0.07)	(0.14)	—		—
Year Ended July 31, 2012	$12.72	(0.10)	(0.36)	(0.46)	—		—
Year Ended July 31, 2011	$10.78	(0.12)	2.06	1.94	—		—
Year Ended July 31, 2010	$9.87	(0.17)	1.08	0.91	—		—
Year Ended July 31, 2009	$12.39	(0.08)	(2.44)	(2.52)	—		—
Year Ended July 31, 2008	$18.99	(0.11)	(6.49)	(6.60)	—		—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$29.58	6.56	%(d)	1.80%	1.74%	0.45%	$22,827	35%
$27.82	14.62%		1.82%	1.73%	0.18%	$41,586	137%
$24.32	30.12%		1.78%	1.73%	0.34%	$33,222	194%
$18.75	72.18%		1.84%	1.72%	1.07%	$23,289	469%
$10.94	(66.88)%		1.95%	1.74%	0.70%	$6,519	426%
$33.45	(19.58)%		1.78%	1.78%	(0.44)%	$18,740	776%

$29.26	6.05	%(d)	2.79%	2.73%	(0.54)%	$902	35%
$27.59	13.49%		2.82%	2.73%	(0.82)%	$5,619	137%
$24.31	28.86%		2.78%	2.73%	(0.66)%	$3,380	194%
$18.89	70.64%		2.84%	2.72%	0.07%	$3,770	469%
$11.07	(67.20)%		2.95%	2.74%	(0.30)%	$779	426%
$33.75	(20.41)%		2.78%	2.78%	(1.44)%	$1,834	776%

$13.53	(0.61	)%(d)	2.55%	1.74%	(0.19)%	$4,538	351%
$13.65	(2.76)%		2.32%	1.73%	0.19%	$3,620	397%
$14.09	19.31%		1.94%	1.73%	0.11%	$4,183	688%
$11.81	10.27%		1.94%	1.71%	(0.50)%	$12,321	888%
$10.71	(19.56)%		2.22%	1.64%	(0.12)%	$14,923	1,045%
$13.35	(34.11)%		1.77%	1.55%	0.33%	$9,022	597%

$12.12	(1.14	)%(d)	3.55%	2.74%	(1.19)%	$149	351%
$12.26	(3.69)%		3.32%	2.73%	(0.81)%	$176	397%
$12.72	18.09%		2.94%	2.73%	(0.89)%	$260	688%
$10.78	9.22%		2.94%	2.71%	(1.50)%	$467	888%
$9.87	(20.34)%		3.22%	2.64%	(1.12)%	$1,092	1,045%
$12.39	(34.76)%		2.77%	2.55%	(0.67)%	$404	597%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Subsequent to the issuance of the July 31, 2012 financial statements, $0.006 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Financial Highlights :: 225

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Technology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$34.76	(0.12)	0.03	(0.09)	—	—	—
Year Ended July 31, 2012	$31.49	(0.33)	3.60	3.27	—	—	—
Year Ended July 31, 2011	$24.96	(0.28)	6.81	6.53	—	—	—
Year Ended July 31, 2010	$20.94	(0.27)	4.29	4.02	—	—	—
Year Ended July 31, 2009	$26.27	(0.14)	(5.19)	(5.33)	—	—	—
Year Ended July 31, 2008	$31.76	— (f)	(5.42)	(5.42)	(0.07)	—	(0.07)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$31.45	(0.29)	0.05	(0.24)	—	—	—
Year Ended July 31, 2012	$28.78	(0.64)	3.31	2.67	—	—	—
Year Ended July 31, 2011	$23.04	(0.56)	6.30	5.74	—	—	—
Year Ended July 31, 2010	$19.53	(0.50)	4.01	3.51	—	—	—
Year Ended July 31, 2009	$24.73	(0.28)	(4.92)	(5.20)	—	—	—
Year Ended July 31, 2008	$30.15	(0.29)	(5.13)	(5.42)	—	—	—
Telecommunications UltraSector ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$18.32	0.03	(0.48)	(0.45)	(0.19)	—	(0.19)
Year Ended July 31, 2012	$13.71	0.21	4.75	4.96	(0.35)	—	(0.35)
Year Ended July 31, 2011	$11.28	0.29	2.74	3.03	(0.60)	—	(0.60)
Year Ended July 31, 2010	$10.64	0.35	0.42	0.77	(0.13)	—	(0.13)
Year Ended July 31, 2009	$14.76	0.23	(4.23)	(4.00)	(0.12)	—	(0.12)
Year Ended July 31, 2008	$31.42	0.37	(10.01)	(9.64)	(0.98)	(6.04)	(7.02)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$17.65	(0.06)	(0.46)	(0.52)	—	—	—
Year Ended July 31, 2012	$13.06	0.07	4.58	4.65	(0.06)	—	(0.06)
Year Ended July 31, 2011	$10.74	0.16	2.60	2.76	(0.44)	—	(0.44)
Year Ended July 31, 2010	$10.17	0.25	0.39	0.64	(0.07)	—	(0.07)
Year Ended July 31, 2009	$14.10	0.13	(4.06)	(3.93)	—	—	—
Year Ended July 31, 2008	$29.72	0.14	(9.57)	(9.43)	(0.15)	(6.04)	(6.19)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$34.67	(0.26	)%(d)	1.90%	1.74%		(0.69)%	$10,887	43%
$34.76	10.35%		1.89%	1.74	%(e)	(1.01)%	$13,144	111%
$31.49	26.20%		1.84%	1.72%		(0.94)%	$11,157	241%
$24.96	19.20%		2.07%	1.71%		(1.09)%	$7,514	467%
$20.94	(20.29)%		2.36%	1.64%		(0.81)%	$11,962	785%
$26.27	(17.13)%		1.82%	1.55%		— (g)	$7,538	383%

$31.21	(0.76	)%(d)	2.90%	2.74%		0.31%	$806	43%
$31.45	9.28%		2.89%	2.74	%(e)	(2.01)%	$733	111%
$28.78	24.91%		2.84%	2.72%		(1.94)%	$1,321	241%
$23.04	17.97%		3.07%	2.71%		(2.09)%	$2,661	467%
$19.53	(21.03)%		3.36%	2.64%		(1.81)%	$1,831	785%
$24.73	(17.98)%		2.82%	2.55%		(1.00)%	$570	383%

$17.68	(2.38	)%(d)	1.90%	1.73%		0.28%	$3,682	120%
$18.32	37.11%		2.56%	1.73%		1.43%	$24,644	208%
$13.71	26.92%		2.48%	1.73%		2.14%	$2,864	465%
$11.28	7.20%		2.96%	1.72%		3.26%	$1,771	1,716%
$10.64	(27.09)%		2.87%	1.77%		2.15%	$1,699	1,384%
$14.76	(38.06)%		1.84%	1.78%		1.40%	$4,091	237%

$17.13	(2.89	)%(d)	2.88%	2.71%		(0.70)%	$305	120%
$17.65	35.75%		3.55%	2.72%		0.44%	$744	208%
$13.06	25.68%		3.48%	2.73%		1.14%	$476	465%
$10.74	6.29%		3.96%	2.72%		2.26%	$702	1,716%
$10.17	(27.87)%		3.87%	2.77%		1.15%	$211	1,384%
$14.10	(38.62)%		2.84%	2.78%		0.40%	$286	237%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(f)	Amount is less than $0.005.
(g)	Amount is less than 0.005%.

See accompanying notes to the financial statements.

226 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Utilities UltraSector ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$24.39	0.18	(0.62)	(0.44)	(0.57)	(0.57)
Year Ended July 31, 2012	$19.87	0.14	4.53	4.67	(0.15)	(0.15)
Year Ended July 31, 2011	$16.79	0.29	3.27	3.56	(0.48)	(0.48)
Year Ended July 31, 2010	$15.15	0.16	1.57	1.73	(0.09)	(0.09)
Year Ended July 31, 2009	$24.41	0.22	(9.06)	(8.84)	(0.42)	(0.42)
Year Ended July 31, 2008	$24.96	0.37	(0.85)	(0.48)	(0.07)	(0.07)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$23.23	0.07	(0.58)	(0.51)	(0.22)	(0.22)
Year Ended July 31, 2012	$18.97	(0.06)	4.32	4.26	—	—
Year Ended July 31, 2011	$15.98	0.11	3.10	3.21	(0.22)	(0.22)
Year Ended July 31, 2010	$14.49	0.01	1.48	1.49	—	—
Year Ended July 31, 2009	$23.08	0.07	(8.55)	(8.48)	(0.11)	(0.11)
Year Ended July 31, 2008	$23.78	0.12	(0.82)	(0.70)	—	—
Short Oil & Gas ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$8.23	(0.06)	(0.95)	(1.01)	—	—
Year Ended July 31, 2012	$8.64	(0.15)	(0.26)	(0.41)	—	—
Year Ended July 31, 2011	$13.23	(0.17)	(4.42)	(4.59)	—	—
Year Ended July 31, 2010	$15.00	(0.22)	(1.55)	(1.77)	—	—
Year Ended July 31, 2009	$17.04	(0.13)	(0.79)	(0.92)	(1.12)	(1.12)
Year Ended July 31, 2008	$19.30	0.32	(2.25)	(1.93)	(0.33)	(0.33)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$8.32	(0.09)	(0.94)	(1.03)	—	—
Year Ended July 31, 2012	$8.81	(0.23)	(0.26)	(0.49)	—	—
Year Ended July 31, 2011	$13.63	(0.27)	(4.55)	(4.82)	—	—
Year Ended July 31, 2010	$15.57	(0.35)	(1.59)	(1.94)	—	—
Year Ended July 31, 2009	$17.19	(0.33)	(0.87)	(1.20)	(0.42)	(0.42)
Year Ended July 31, 2008	$19.32	0.15	(2.24)	(2.09)	(0.04)	(0.04)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$23.38	(1.60	)%(d)	2.10%	1.74%	1.50%	$5,357	126%
$24.39	23.57%		1.87%	1.73%	0.64%	$26,024	328%
$19.87	21.49%		1.89%	1.73%	1.54%	$19,111	581%
$16.79	11.38%		2.10%	1.79%	1.01%	$16,728	1,120%
$15.15	(36.14)%		1.90%	1.86%	1.38%	$9,449	779%
$24.41	(1.97)%		1.62%	1.62%	1.37%	$29,165	595%

$22.50	(2.11	)%(d)	3.07%	2.71%	0.53%	$586	126%
$23.23	22.46%		2.87%	2.73%	(0.36)%	$1,087	328%
$18.97	20.21%		2.89%	2.73%	0.54%	$1,415	581%
$15.98	10.28%		3.10%	2.79%	0.01%	$1,717	1,120%
$14.49	(36.72)%		2.90%	2.86%	0.38%	$963	779%
$23.08	(2.94)%		2.62%	2.62%	0.37%	$3,054	559%

$7.22	(12.39	)%(d)	3.22%	1.73%	(1.60)%	$854	—
$8.23	(4.75)%		3.00%	1.73%	(1.68)%	$1,572	—
$8.64	(34.69)%		2.38%	1.73%	(1.62)%	$1,268	—
$13.23	(11.80)%		2.07%	1.75%	(1.63)%	$99,034	—
$15.00	(6.48)%		2.01%	1.66%	(0.71)%	$6,196	—
$17.04	(9.94)%		1.62%	1.57%	1.85%	$28,676	—

$7.29	(12.50	)%(d)	3.97%	2.48%	(2.35)%	$14	—
$8.32	(5.56)%		3.87%	2.60%	(2.55)%	$42	—
$8.81	(35.32)%		3.38%	2.73%	(2.62)%	$126	—
$13.63	(12.52)%		3.01%	2.69%	(2.57)%	$7	—
$15.57	(7.39)%		3.01%	2.66%	(1.71)%	$32	—
$17.19	(10.79)%		2.62%	2.57%	0.85%	$2,602	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 227

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Short Precious Metals ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$7.13	(0.05)	(0.12	)(d)	(0.17)	—	—	—
Year Ended July 31, 2012	$6.09	(0.10)	1.14		1.04	—	—	—
Year Ended July 31, 2011	$7.91	(0.11)	(1.71)		(1.82)	—	—	—
Year Ended July 31, 2010	$10.81	(0.15)	(2.75)		(2.90)	—	—	—
Year Ended July 31, 2009	$18.55	(0.19)	(7.24)		(7.43)	(0.31)	—	(0.31)
Year Ended July 31, 2008	$25.93	0.39	(6.05)		(5.66)	(1.72)	—	(1.72)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$7.53	(0.09)	(0.11	)(d)	(0.20)	—	—	—
Year Ended July 31, 2012	$6.48	(0.17)	1.22		1.05	—	—	—
Year Ended July 31, 2011	$8.50	(0.17)	(1.85)		(2.02)	—	—	—
Year Ended July 31, 2010	$11.71	(0.24)	(2.97)		(3.21)	—	—	—
Year Ended July 31, 2009	$19.87	(0.36)	(7.80)		(8.16)	—	—	—
Year Ended July 31, 2008	$25.85	0.18	(6.16)		(5.98)	—	—	—
Short Real Estate ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$5.72	(0.05)	(0.31)		(0.36)	—	—	—
Year Ended July 31, 2012	$7.18	(0.12)	(1.34)		(1.46)	—	—	—
Year Ended July 31, 2011	$9.25	(0.15)	(1.92)		(2.07)	—	—	—
Year Ended July 31, 2010	$15.96	(0.18)	(6.51)		(6.69)	—	(0.02)	(0.02)
Year Ended July 31, 2009	$25.98	(0.23)	(7.85)		(8.08)	—	(1.94)	(1.94)
Year Ended July 31, 2008	$26.92	0.55	(0.57)		(0.02)	(0.92)	—	(0.92)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$5.48	(0.07)	(0.30)		(0.37)	—	—	—
Year Ended July 31, 2012	$6.94	(0.18)	(1.28)		(1.46)	—	—	—
Year Ended July 31, 2011	$9.02	(0.23)	(1.85)		(2.08)	—	—	—
Year Ended July 31, 2010	$15.71	(0.30)	(6.37)		(6.67)	—	(0.02)	(0.02)
Year Ended July 31, 2009	$25.84	(0.47)	(7.72)		(8.19)	—	(1.94)	(1.94)
Year Ended July 31, 2008	$26.80	0.28	(0.56)		(0.28)	(0.68)	—	(0.68)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$6.96	(2.24	)%(e)	2.34%	1.74%		(1.62)%	$5,292	—
$7.13	17.08%		2.19%	1.73%		(1.68)%	$5,381	—
$6.09	(23.01)%		2.03%	1.73%		(1.64)%	$10,609	—
$7.91	(26.83)%		1.98%	1.88%		(1.79)%	$23,232	—
$10.81	(40.60)%		1.86%	1.86%		(1.19)%	$7,640	—
$18.55	(22.30)%		1.55%	1.55%		2.00%	$31,869	—

$7.33	(2.66	)%(e)	3.34%	2.74%		(2.62)%	$159	—
$7.53	16.20%		3.19%	2.73%		(2.68)%	$184	—
$6.48	(23.76)%		3.03%	2.73%		(2.64)%	$319	—
$8.50	(27.41)%		2.85%	2.75%		(2.66)%	$114	—
$11.71	(41.07)%		2.86%	2.86%		(2.19)%	$579	—
$19.87	(23.13)%		2.55%	2.55%		1.00%	$582	—

$5.36	(6.29	)%(e)	2.79%	1.74%		(1.62)%	$1,790	—
$5.72	(20.45)%		2.37%	1.73%		(1.69)%	$3,078	—
$7.18	(22.27)%		2.09%	1.99	%(f)	(1.88)%	$4,102	—
$9.25	(41.94)%		1.77%	1.77%		(1.67)%	$19,170	1,298	%(g)
$15.96	(33.86)%		1.68%	1.68%		(0.94)%	$27,945	—
$25.98	(0.17)%		1.53%	1.53%		2.08%	$78,191	—

$5.11	(6.75	)%(e)	3.79%	2.74%		(2.62)%	$64	—
$5.48	(21.04)%		3.37%	2.73%		(2.69)%	$103	—
$6.94	(23.06)%		3.09%	2.99	%(f)	(2.88)%	$135	—
$9.02	(42.48)%		2.73%	2.73%		(2.63)%	$288	1,298	%(g)
$15.71	(34.49)%		2.67%	2.67%		(1.93)%	$1,202	—
$25.84	(1.14)%		2.53%	2.53%		1.08%	$6,447	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.
(f)

The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(g)	Changes in portfolio turnover rates are primarily driven by timing of purchase and sale of long-term treasuries.

See accompanying notes to the financial statements.

228 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
U.S. Government Plus ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$53.47	(0.02)	(6.74)	(6.76)	—	—	—
Year Ended July 31, 2012	$35.95	(0.09)	17.61	17.52	— (e)	—	— (e)
Year Ended July 31, 2011	$36.10	0.21	(0.18)	0.03	(0.18)	—	(0.18)
Year Ended July 31, 2010	$33.61	0.28	2.55	2.83	(0.34)	—	(0.34)
Year Ended July 31, 2009	$31.78	0.57	1.60	2.17	(0.34)	—	(0.34)
Year Ended July 31, 2008	$30.22	0.87	2.06	2.93	(0.83)	(0.54)	(1.37)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$52.36	(0.26)	(6.58)	(6.84)	—	—	—
Year Ended July 31, 2012	$35.53	(0.55)	17.38	16.83	—	—	—
Year Ended July 31, 2011	$35.84	(0.13)	(0.18)	(0.31)	—	—	—
Year Ended July 31, 2010	$33.41	(0.04)	2.53	2.49	(0.06)	—	(0.06)
Year Ended July 31, 2009	$31.63	0.21	1.61	1.82	(0.04)	—	(0.04)
Year Ended July 31, 2008	$30.09	0.55	2.04	2.59	(0.51)	(0.54)	(1.05)
Rising Rates Opportunity 10 ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$17.27	(0.15)	0.50	0.35	—	—	—
Year Ended July 31, 2012	$20.55	(0.32)	(2.96)	(3.28)	—	—	—
Year Ended July 31, 2011	$22.06	(0.34)	(1.17)	(1.51)	—	—	—
Year Ended July 31, 2010	$24.53	(0.37)	(2.10)	(2.47)	—	—	—
Year Ended July 31, 2009	$27.49	(0.31)	(2.62)	(2.93)	(0.03)	—	(0.03)
Year Ended July 31, 2008	$31.64	0.30	(2.52)	(2.22)	(1.93)	—	(1.93)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$17.28	(0.23)	0.51	0.28	—	—	—
Year Ended July 31, 2012	$20.77	(0.50)	(2.99)	(3.49)	—	—	—
Year Ended July 31, 2011	$22.53	(0.56)	(1.20)	(1.76)	—	—	—
Year Ended July 31, 2010	$25.32	(0.61)	(2.18)	(2.79)	—	—	—
Year Ended July 31, 2009	$28.62	(0.58)	(2.72)	(3.30)	—	—	—
Year Ended July 31, 2008	$31.30	0.01	(2.55)	(2.54)	(0.14)	—	(0.14)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$46.71	(12.66	)%(d)	1.48%	1.48%	(0.07)%	$29,898	2,046%
$53.47	48.73%		1.47%	1.47%	(0.20)%	$45,459	7,056%
$35.95	0.10%		1.39%	1.39%	0.62%	$17,641	9,189%
$36.10	8.61%		1.37%	1.37%	0.85%	$43,263	4,717%
$33.61	6.71%		1.34%	1.34%	1.66%	$29,648	1,755%
$31.78	9.74%		1.25%	1.25%	2.76%	$16,362	1,104%

$45.52	(13.06	)%(d)	2.47%	2.47%	(1.06)%	$4,588	2,046%
$52.36	47.37%		2.47%	2.47%	(1.20)%	$11,119	7,056%
$35.53	(0.86)%		2.39%	2.39%	(0.38)%	$6,674	9,189%
$35.84	7.48%		2.37%	2.37%	(0.15)%	$10,323	4,717%
$33.41	5.74%		2.34%	2.34%	0.66%	$3,331	1,755%
$31.63	8.63%		2.25%	2.25%	1.76%	$5,439	1,104%

$17.62	2.03	%(d)	1.78%	1.78%	(1.66)%	$30,037	—
$17.27	(15.96)%		1.77%	1.77%	(1.71)%	$34,423	—
$20.55	(6.85)%		1.64%	1.64%	(1.55)%	$48,158	1,297	%(f)
$22.06	(10.07)%		1.64%	1.64%	(1.55)%	$61,111	1,300	%(f)
$24.53	(10.67)%		1.63%	1.63%	(1.26)%	$63,256	—
$27.49	(7.24)%		1.72%	1.72%	1.07%	$35,028	—

$17.56	1.62	%(d)	2.70%	2.70%	(2.58)%	$676	—
$17.28	(16.80)%		2.76%	2.76%	(2.70)%	$938	—
$20.77	(7.81)%		2.64%	2.64%	(2.55)%	$2,348	1,297	%(f)
$22.53	(11.02)%		2.64%	2.64%	(2.55)%	$2,754	1,300	%(f)
$25.32	(11.53)%		2.63%	2.63%	(2.26)%	$244	—
$28.62	(8.16)%		2.72%	2.72%	0.07%	$6,006	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)	The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

Financial Highlights :: 229

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Rising Rates Opportunity ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$6.81	(0.06)	0.82	0.76	—	—	—
Year Ended July 31, 2012	$11.32	(0.14)	(4.37)	(4.51)	—	—	—
Year Ended July 31, 2011	$12.13	(0.18)	(0.63)	(0.81)	—	—	—
Year Ended July 31, 2010	$14.50	(0.21)	(2.16)	(2.37)	—	—	—
Year Ended July 31, 2009	$17.87	(0.17)	(3.12)	(3.29)	(0.08)	—	(0.08)
Year Ended July 31, 2008	$20.42	0.35	(2.17)	(1.82)	(0.73)	—	(0.73)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$6.48	(0.09)	0.77	0.68	—	—	—
Year Ended July 31, 2012	$10.87	(0.22)	(4.17)	(4.39)	—	—	—
Year Ended July 31, 2011	$11.76	(0.30)	(0.59)	(0.89)	—	—	—
Year Ended July 31, 2010	$14.20	(0.34)	(2.10)	(2.44)	—	—	—
Year Ended July 31, 2009	$17.56	(0.31)	(3.05)	(3.36)	—	—	—
Year Ended July 31, 2008	$19.90	0.17	(2.13)	(1.96)	(0.38)	—	(0.38)
Rising U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$26.49	(0.21)	(1.15)	(1.36)	—	—	—
Year Ended July 31, 2012	$24.37	(0.43)	2.55	2.12	—	—	—
Year Ended July 31, 2011	$27.83	(0.40)	(3.06)	(3.46)	—	—	—
Year Ended July 31, 2010	$27.59	(0.41)	0.76	0.35	—	(0.11)	(0.11)
Year Ended July 31, 2009	$26.94	(0.23)	0.89	0.66	—	(0.01)	(0.01)
Year Ended July 31, 2008	$30.25	0.50	(2.96)	(2.46)	(0.85)	—	(0.85)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$25.30	(0.33)	(1.09)	(1.42)	—	—	—
Year Ended July 31, 2012	$23.51	(0.68)	2.47	1.79	—	—	—
Year Ended July 31, 2011	$27.11	(0.66)	(2.94)	(3.60)	—	—	—
Year Ended July 31, 2010	$27.15	(0.68)	0.75	0.07	—	(0.11)	(0.11)
Year Ended July 31, 2009	$26.76	(0.52)	0.92	0.40	—	(0.01)	(0.01)
Year Ended July 31, 2008	$30.05	0.22	(2.96)	(2.74)	(0.55)	—	(0.55)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$7.57	11.16	%(d)	1.68%	1.68%	(1.57)%	$100,614	—
$6.81	(39.84)%		1.74%	1.74%	(1.68)%	$88,813	—
$11.32	(6.68)%		1.58%	1.58%	(1.50)%	$281,208	1,297	%(e)
$12.13	(16.34)%		1.58%	1.58%	(1.49)%	$203,468	1,300	%(e)
$14.50	(18.26)%		1.64%	1.64%	(1.16)%	$205,547	—
$17.87	(9.04)%		1.51%	1.51%	1.87%	$176,917	—

$7.16	10.49	%(d)	2.66%	2.66%	(2.55)%	$4,984	—
$6.48	(40.39)%		2.74%	2.74%	(2.68)%	$3,929	—
$10.87	(7.65)%		2.58%	2.58%	(2.50)%	$8,819	1,297	%(e)
$11.76	(17.11)%		2.58%	2.58%	(2.49)%	$8,582	1,300	%(e)
$14.20	(19.13)%		2.64%	2.64%	(2.16)%	$9,571	—
$17.56	(9.93)%		2.51%	2.51%	0.87%	$9,456	—

$25.13	(5.13	)%(d)	1.77%	1.77%	(1.65)%	$45,418	—
$26.49	8.70%		1.73%	1.73%	(1.68)%	$110,381	—
$24.37	(12.43)%		1.62%	1.62%	(1.54)%	$52,069	1,297	%(e)
$27.83	1.29%		1.55%	1.55%	(1.45)%	$26,540	1,300	%(e)
$27.59	2.44%		1.70%	1.58%	(0.78)%	$12,468	—
$26.94	(8.28)%		1.71%	1.51%	1.78%	$20,034	—

$23.88	(5.61	)%(d)	2.76%	2.76%	(2.64)%	$7,778	—
$25.30	7.61%		2.72%	2.72%	(2.67)%	$3,212	—
$23.51	(13.28)%		2.62%	2.62%	(2.54)%	$2,434	1,297	%(e)
$27.11	0.27%		2.55%	2.55%	(2.45)%	$1,535	1,300	%(e)
$27.15	1.49%		2.70%	2.58%	(1.78)%	$5,463	—
$26.76	(9.21)%		2.71%	2.51%	0.78%	$7,690	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

230 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions
Falling U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2013 (unaudited)	$22.13	(0.19)	0.96	0.77	—		—	—
Year Ended July 31, 2012	$25.10	(0.42)	(2.55)	(2.97)	—		—	—
Year Ended July 31, 2011	$25.95	(0.41)	2.57	2.16	(3.01	)(e)	—	(3.01)
Year Ended July 31, 2010	$27.41	(0.44)	(1.02)	(1.46)	—		—	—
Year Ended July 31, 2009	$31.36	(0.38)	(2.02)	(2.40)	(1.55)		—	(1.55)
Year Ended July 31, 2008	$30.31	0.69	2.85	3.54	(0.43)		(2.06)	(2.49)
Service Class
Six Months Ended January 31, 2013 (unaudited)	$21.95	(0.30)	0.95	0.65	—		—	—
Year Ended July 31, 2012	$25.15	(0.65)	(2.55)	(3.20)	—		—	—
Year Ended July 31, 2011	$25.72	(0.65)	2.58	1.93	(2.50	)(e)	—	(2.50)
Year Ended July 31, 2010	$27.45	(0.71)	(1.02)	(1.73)	—		—	—
Year Ended July 31, 2009	$31.15	(0.65)	(2.01)	(2.66)	(1.04)		—	(1.04)
Year Ended July 31, 2008	$30.09	0.38	2.83	3.21	(0.09)		(2.06)	(2.15)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$22.90	3.48	%(d)	2.27%	1.75%	(1.63)%	$11,596	—
$22.13	(11.83)%		2.06%	1.83%	(1.78)%	$4,735	—
$25.10	9.16%		1.74%	1.69%	(1.60)%	$16,403	—
$25.95	(5.33)%		1.73%	1.70%	(1.63)%	$20,290	1,298	%(f)
$27.41	(7.51)%		1.88%	1.88%	(1.40)%	$40,733	—
$31.36	12.23%		1.49%	1.49%	2.20%	$33,443	—

$22.60	2.96	%(d)	3.27%	2.75%	(2.63)%	$1,701	—
$21.95	(12.72)%		3.04%	2.81%	(2.76)%	$159	—
$25.15	8.10%		2.73%	2.68%	(2.59)%	$1,122	—
$25.72	(6.30)%		2.73%	2.70%	(2.63)%	$372	1,298	%(f)
$27.45	(8.42)%		2.88%	2.88%	(2.40)%	$971	—
$31.15	11.07%		2.49%	2.49%	1.20%	$1,782	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Subsequent to the issuance of the July 31, 2011 financial statements , the entire distribution was determined to be a return of capital.
(f)	Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.

See accompanying notes to the financial statements.

Notes to Financial Statements

232 :: Notes to Financial Statements :: January 31, 2013 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds” and, individually, a “ProFund”). Each ProFund, other than Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund and Europe 30 ProFund, is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds will be monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by such ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

At January 31, 2013, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent the principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.10%, dated 1/31/13, due 2/1/13(1)	HSBC Securities (USA), Inc., 0.05%, dated 1/31/13, due 2/1/13(2)	UBS Securities, LLC, 0.06%, dated 1/31/13, due 2/1/13(3)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, dated 1/31/13, due 2/1/13(4)
Bull ProFund	$7,489,000	$25,305,000	$6,686,000	$12,535,000
Mid-Cap ProFund	4,145,000	14,000,000	3,697,000	6,935,000
Small-Cap ProFund	1,526,000	5,145,000	1,358,000	2,548,000
NASDAQ-100 ProFund	8,119,000	27,427,000	7,245,000	13,586,000
Large-Cap Growth ProFund	4,000	7,000	2,000	3,000
Mid-Cap Growth ProFund	13,000	38,000	10,000	19,000
Small-Cap Value ProFund	9,000	27,000	7,000	13,000
Small-Cap Growth ProFund	13,000	39,000	10,000	19,000

January 31, 2013 (unaudited) :: Notes to Financial Statements :: 233

Fund Name	Deutsche Bank Securities, Inc., 0.10%, dated 1/31/13, due 2/1/13(1)	HSBC Securities (USA), Inc., 0.05%, dated 1/31/13, due 2/1/13(2)	UBS Securities, LLC, 0.06%, dated 1/31/13, due 2/1/13(3)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, dated 1/31/13, due 2/1/13(4)
Europe 30 ProFund	$4,000	$12,000	$3,000	$6,000
UltraBull ProFund	4,036,000	13,625,000	3,599,000	6,748,000
UltraMid-Cap ProFund	4,426,000	14,936,000	3,945,000	7,398,000
UltraSmall-Cap ProFund	5,218,000	17,619,000	4,653,000	8,727,000
UltraDow 30 ProFund	1,068,000	3,598,000	950,000	1,782,000
UltraNASDAQ-100 ProFund	8,188,000	27,662,000	7,307,000	13,703,000
UltraInternational ProFund	6,351,000	21,458,000	5,669,000	10,629,000
UltraEmerging Markets ProFund	1,088,000	3,665,000	967,000	1,815,000
UltraLatin America ProFund	848,000	2,851,000	752,000	1,411,000
UltraChina ProFund	1,229,000	4,138,000	1,092,000	2,049,000
UltraJapan ProFund	3,754,000	12,685,000	3,351,000	6,283,000
Bear ProFund	3,938,000	13,295,000	3,511,000	6,585,000
Short Small-Cap ProFund	2,823,000	9,523,000	2,515,000	4,716,000
Short NASDAQ-100 ProFund	2,496,000	8,430,000	2,226,000	4,176,000
UltraBear ProFund	3,579,000	12,086,000	3,192,000	5,986,000
UltraShort Mid-Cap ProFund	381,000	1,272,000	335,000	628,000
UltraShort Small-Cap ProFund	2,453,000	8,265,000	2,182,000	4,092,000
UltraShort Dow 30 ProFund	701,000	2,353,000	620,000	1,165,000
UltraShort NASDAQ-100 ProFund	3,805,000	12,838,000	3,391,000	6,359,000
UltraShort International ProFund	1,557,000	5,249,000	1,386,000	2,599,000
UltraShort Emerging Markets ProFund	883,000	2,970,000	783,000	1,470,000
UltraShort Latin America ProFund	324,000	1,081,000	285,000	535,000
UltraShort China ProFund	550,000	1,843,000	485,000	911,000
UltraShort Japan ProFund	940,000	3,168,000	837,000	1,569,000
Banks UltraSector ProFund	534,000	1,787,000	470,000	884,000
Basic Materials UltraSector ProFund	813,000	2,737,000	721,000	1,355,000
Biotechnology UltraSector ProFund	5,010,000	16,920,000	4,469,000	8,381,000
Consumer Goods UltraSector ProFund	121,000	397,000	104,000	195,000
Consumer Services UltraSector ProFund	785,000	2,640,000	697,000	1,307,000
Financials UltraSector ProFund	729,000	2,443,000	644,000	1,209,000
Health Care UltraSector ProFund	606,000	2,024,000	533,000	1,001,000
Industrials UltraSector ProFund	630,000	2,108,000	556,000	1,044,000
Internet UltraSector ProFund	1,348,000	4,542,000	1,199,000	2,250,000
Mobile Telecommunications UltraSector ProFund	1,110,000	3,733,000	986,000	1,849,000
Oil & Gas UltraSector ProFund	1,189,000	4,002,000	1,056,000	1,982,000
Oil Equipment, Services & Distribution UltraSector ProFund	1,278,000	4,304,000	1,137,000	2,131,000
Pharmaceuticals UltraSector ProFund	844,000	2,839,000	749,000	1,405,000
Precious Metals UltraSector ProFund	2,898,000	9,782,000	2,583,000	4,845,000
Real Estate UltraSector ProFund	2,034,000	6,858,000	1,811,000	3,397,000
Semiconductor UltraSector ProFund	249,000	827,000	218,000	410,000
Technology UltraSector ProFund	774,000	2,601,000	686,000	1,287,000
Telecommunications UltraSector ProFund	183,000	601,000	158,000	297,000
Utilities UltraSector ProFund	282,000	940,000	247,000	466,000
Short Oil & Gas ProFund	234,000	777,000	204,000	384,000
Short Precious Metals ProFund	851,000	2,863,000	756,000	1,418,000
Short Real Estate ProFund	269,000	888,000	233,000	439,000
U.S. Government Plus ProFund	3,523,000	11,899,000	3,143,000	5,894,000
Rising Rates Opportunity 10 ProFund	4,394,000	14,848,000	3,922,000	7,355,000
Rising Rates Opportunity ProFund	15,608,000	52,762,000	13,939,000	26,137,000
Rising U.S. Dollar ProFund	7,538,000	25,466,000	6,727,000	12,614,000
Falling U.S. Dollar ProFund	1,894,000	6,388,000	1,686,000	3,164,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at January 31, 2013 as follows:

(1)	Federal Home Loan Mortgage Corp., 0.375% to 3.375%, due 6/30/13 to 12/10/14, which had an aggregate value of $140,554,029.
(2)

U.S. Treasury Notes, 2.00% to 6.375%, due 7/17/17 to 8/15/27, U.S. Treasury Strips, effective yield or interest rate in effect as of January 31, 2013, 0.25% to 4.73%, due 11/30/14 to 2/15/37, which had an aggregate value of $473,902,650.

(3)	U.S. Treasury Notes, 0.98% to 1.10%, due 9/11/17 to 10/05/17, which had an aggregate value of $125,146,917.
(4)	U.S. Treasury Notes, 4.50%, due 5/15/38, total value $234,714,147.

234 :: Notes to Financial Statements :: January 31, 2013 (unaudited)

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. NYSs are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain ProFunds may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the period ended January 31, 2013, gained exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at period end are reflected on each respective ProFund’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund’s investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended January 31, 2013. With exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the reporting period. The volume associated with derivative positions in the UltraSmall-Cap ProFund, UltraJapan ProFund, UltraDow 30 ProFund, UltraShort Japan ProFund, Industrials UltraSector ProFund, and Precious Metals UltraSector ProFund was 140%, 216%, 139%, 216%, 99%, and 139%, respectively, based on average monthly notional amounts in comparison to net assets during the period ended January 31, 2013.

In connection with its management of the Trust, the Advisor is exempt from registration as a commodity pool operator under the Commodity Exchange Act (the “CEA”). However, on December 5, 2012, the Advisor registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside of the Trust. Therefore, the Advisor (but not the Trust or the funds) is now subject to certain regulatory requirements of the CEA. As of the date of this report, the ultimate impact of CTA registration on the ProFunds is uncertain. During the reporting period, CTA registration did not significantly impact the ProFunds.

The following is a description of the derivative instruments utilized by the ProFunds, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions. The extent of a ProFund’s loss from an unhedged short position in a futures contract is potentially unlimited.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission (“CFTC”).

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash

January 31, 2013 (unaudited) :: Notes to Financial Statements :: 235 equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. Although the counterpary to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible, under certain circumstances, that these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Rising U.S. Dollar or Falling U.S. Dollar ProFunds engage in offsetting transactions they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Rising U.S. Dollar or Falling U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the respective ProFund. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Rising U.S. Dollar or Falling U.S. Dollar ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds have sought to mitigate these risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds will be exposed to counterparty risk as described above, including possible delays in recovering amounts

236 :: Notes to Financial Statements :: January 31, 2013 (unaudited)

as a result of bankruptcy proceedings. As of January 31, 2013, there was no collateral posted by counterparties.

Swap Agreements

Each ProFund may enter into swap agreements for the purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid. A ProFund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines).

The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some ProFunds may also enter into swap agreements that provide the opposite return of their index or security (“short” the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain circumstances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements typically are settled on a net basis, which means that the payment streams are netted out, with the ProFund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of the ProFunds’ transactions in swap agreements. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform.

The swaps market is a relatively new market and is largely unregulated. Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. It is possible that developments in the swaps markets, including potential government regulation, could adversely affect the ProFund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time

January 31, 2013 (unaudited) :: Notes to Financial Statements :: 237 counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of January 31, 2013, the collateral posted by counterparties consisted of U.S. Treasury securities.

Summary of Derivative Instruments

Fair Values of Derivative Instruments on the ProFunds’ Statements of Assets and Liabilities as of January 31, 2013:

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Bull ProFund	$367,074	$—	$—	$—	$48,953	$—
Mid-Cap ProFund	261,749	—	—	—	31,689	—
Small-Cap ProFund	160,533	—	—	—	35,057	—
NASDAQ-100 ProFund	153,367	—	—	—	156,047	—
UltraBull ProFund	337,843	—	—	—	108,877	—
UltraMid-Cap ProFund	363,698	469	—	—	114,689	—
UltraSmall-Cap ProFund	265,778	—	—	—	395,240	—
UltraDow 30 ProFund	120,837	—	—	—	39,933	—
UltraNASDAQ-100 ProFund	508,482	—	—	—	663,114	—
UltraInternational ProFund	—	263,195	—	—	—	—
UltraEmerging Markets ProFund	—	9,673	—	—	—	—
UltraLatin America ProFund	—	91,058	—	—	—	—
UltraChina ProFund	—	—	—	—	16,041	—
UltraJapan ProFund	3,289,065	688,533	—	—	—	—
Bear ProFund	—	19,284	—	242,502	—	—
Short Small-Cap ProFund	—	79,316	—	42,719	—	—
Short NASDAQ-100 ProFund	8,789	90,631	—	—	—	—
UltraBear ProFund	—	77,068	—	281,978	—	—
UltraShort Mid-Cap ProFund	—	8,007	—	21,808	—	—
UltraShort Small-Cap ProFund	—	140,635	—	58,065	—	—
UltraShort Dow 30 ProFund	—	17,364	—	3,274	1,821	—
UltraShort NASDAQ-100 ProFund	11,256	186,621	—	—	—	—
UltraShort International ProFund	—	—	—	—	69,167	—
UltraShort Emerging Markets ProFund	—	—	—	—	18,081	—
UltraShort Latin America ProFund	—	—	—	—	20,965	—
UltraShort China ProFund	—	3,061	—	—	—	—
UltraShort Japan ProFund	—	—	—	137,859	140,101	—
Banks UltraSector ProFund	—	55,225	—	—	—	—
Basic Materials UltraSector ProFund	—	—	—	—	234,124	—
Biotechnology UltraSector ProFund	—	978,635	—	—	—	—
Consumer Goods UltraSector ProFund	—	20,364	—	—	—	—
Consumer Services UltraSector ProFund	—	46,783	—	—	—	—
Financials UltraSector ProFund	—	41,324	—	—	—	—
Health Care UltraSector ProFund	—	147,207	—	—	—	—
Industrials UltraSector ProFund	—	20,064	—	—	—	—
Internet UltraSector ProFund	—	528,162	—	—	—	—
Mobile Telecommunications UltraSector ProFund	—	—	—	—	476,832	—
Oil & Gas UltraSector ProFund	—	401,019	—	—	—	—
Oil Equipment, Services & Distribution UltraSector ProFund	—	207,747	—	—	—	—
Pharmaceuticals UltraSector ProFund	—	263,604	—	—	—	—
Precious Metals UltraSector ProFund	—	—	—	—	1,728,494	—
Real Estate UltraSector ProFund	—	—	—	—	190,630	—
Semiconductor UltraSector ProFund	—	—	—	—	2,752	—

238 :: Notes to Financial Statements :: January 31, 2013 (unaudited)

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Technology UltraSector ProFund	$—	$—	$—	$—	$224,238	$—
Telecommunications UltraSector ProFund	—	46,135	—	—	—	—
Utilities UltraSector ProFund	—	85,842	—	—	—	—
Short Oil & Gas ProFund	—	—	—	—	19,405	—
Short Precious Metals ProFund	—	270,604	—	—	—	—
Short Real Estate ProFund	—	12,567	—	—	—	—
Foreign Exchange Rate Risk Exposure:
UltraJapan ProFund	607,087	—	—	—	—	—
UltraShort Japan ProFund	—	—	—	87,050	—	—
Rising U.S. Dollar ProFund	—	—	981,451	—	—	1,195,088
Falling U.S. Dollar ProFund	—	—	215,961	—	—	168,888
Interest Rate Risk Exposure:
U.S. Government Plus ProFund	—	—	—	—	170,753	—
Rising Rates Opportunity 10 ProFund	—	200,229	—	—	—	—
Rising Rates Opportunity ProFund	—	1,660,134	—	—	—	—

*            Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the ProFunds’ Statements of Operations for the period ended January 31, 2013:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
Bull ProFund	$1,535,472	$3,632,910	$—	$(281,504)
Mid-Cap ProFund	386,468	2,650,708	—	367,350
Small-Cap ProFund	(25,703)	424,261	—	236,303
NASDAQ-100 ProFund	379,936	2,582,560	—	(235,285)
UltraBull ProFund	854,901	7,699,842	—	355,006
UltraMid-Cap ProFund	446,559	7,426,018	—	457,391
UltraSmall-Cap ProFund	494,514	7,193,140	—	159,923
UltraDow 30 ProFund	184,702	681,120	—	66,080
UltraNASDAQ-100 ProFund	1,399,121	7,309,166	—	(674,027)
UltraInternational ProFund	—	8,558,008	—	781,622
UltraEmerging Markets ProFund	—	2,749,235	—	358,748
UltraLatin America ProFund	—	1,582,491	—	561,429
UltraChina ProFund	—	2,571,007	—	155,411
UltraJapan ProFund	3,834,705	(306,960)	—	3,425,822
Bear ProFund	(776,288)	(2,325,593)	—	(9,923)
Short Small-Cap ProFund	(261,990)	(2,077,916)	—	(120,816)
Short NASDAQ-100 ProFund	(236,723)	(691,536)	—	91,244
UltraBear ProFund	(444,813)	(9,274,065)	—	(196,531)
UltraShort Mid-Cap ProFund	(42,979)	(740,836)	—	(68,496)
UltraShort Small-Cap ProFund	(308,394)	(5,630,698)	—	(287,223)
UltraShort Dow 30 ProFund	(295,884)	(3,344,722)	—	(16,010)
UltraShort NASDAQ-100 ProFund	(129,197)	(2,172,975)	—	131,970
UltraShort International ProFund	—	(5,239,061)	—	(364,286)
UltraShort Emerging Markets ProFund	—	(1,117,181)	—	(207,249)
UltraShort Latin America ProFund	—	(373,612)	—	(197,525)
UltraShort China ProFund	—	(1,122,620)	—	(91,502)
UltraShort Japan ProFund	(1,259,585)	(34,951)	—	(384,594)
Banks UltraSector ProFund	—	3,294,680	—	(515,656)

January 31, 2013 (unaudited) :: Notes to Financial Statements :: 239

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Basic Materials UltraSector ProFund	$—	$1,567,564	$—	$(339,573)
Biotechnology UltraSector ProFund	—	5,666,509	—	222,351
Consumer Goods UltraSector ProFund	—	177,094	—	(17,790)
Consumer Services UltraSector ProFund	—	959,864	—	(27,258)
Financials UltraSector ProFund	—	1,320,224	—	(200,860)
Health Care UltraSector ProFund	—	938,052	—	52,892
Industrials UltraSector ProFund	—	1,178,358	—	(105,747)
Internet UltraSector ProFund	—	2,184,106	—	494,943
Mobile Telecommunications UltraSector ProFund	—	3,284,545	—	(1,229,317)
Oil & Gas UltraSector ProFund	—	3,131,292	—	(210,933)
Oil Equipment, Services & Distribution UltraSector ProFund	—	1,952,779	—	(225,172)
Pharmaceuticals UltraSector ProFund	—	780,297	—	64,534
Precious Metals UltraSector ProFund	—	2,666,586	—	(3,590,798)
Real Estate UltraSector ProFund	—	1,621,203	—	(835,991)
Semiconductor UltraSector ProFund	—	(58,156)	—	(140,696)
Technology UltraSector ProFund	—	858,389	—	(507,044)
Telecommunications UltraSector ProFund	—	575,656	—	(1,081,843)
Utilities UltraSector ProFund	—	(793,449)	—	(92,268)
Short Oil & Gas ProFund	—	(99,711)	—	14,778
Short Precious Metals ProFund	—	(322,670)	—	481,506
Short Real Estate ProFund	—	(237,596)	—	70,699
Foreign Exchange Rate Risk Exposure:
UltraJapan ProFund	(51,441)	—	—	607,087
UltraShort Japan ProFund	6,540	—	—	(87,050)
Rising U.S. Dollar ProFund	(28,433)	—	(4,804,593)	967,224
Falling U.S. Dollar ProFund	—	—	282,930	(14,932)
Interest Rate Risk Exposure:
U.S. Government Plus ProFund	(16,328)	(2,615,266)	—	(1,404,782)
Rising Rates Opportunity 10 ProFund	—	769,674	—	482,885
Rising Rates Opportunity ProFund	—	4,486,543	—	4,562,559

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are generally recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one Fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually, if any. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly, if any. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature

240 :: Notes to Financial Statements :: January 31, 2013 (unaudited)

(e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements.

The Bull ProFund, Europe 30 ProFund, UltraBull ProFund, UltraNASDAQ-100 ProFund, Ultra Japan ProFund, Bear ProFund, UltraBear ProFund and UltraShort NASDAQ-100 ProFund have a tax year end of December 31st. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as “Fees paid indirectly.”

New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the ProFunds’ net assets. At this time, management is evaluating any impact ASU 2011-11 may have on the ProFunds’ financial statements disclosures.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•             Level 1—quoted prices in active markets for identical assets

•             Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•             Level 3—significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Exchange traded

January 31, 2013 (unaudited) :: Notes to Financial Statements :: 241 derivatives (e.g., futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap agreements and forward currency contracts) are valued based on procedures approved by the Trust’s Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the period ended January 31, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of January 31, 2013, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bull ProFund
Common Stocks	$38,854,199	$—	$—	$—	$38,854,199	$—
Repurchase Agreements	—	—	52,015,000	—	52,015,000	—
Futures Contracts	—	367,074	—	—	—	367,074
Swap Agreements	—	—	—	(48,953)	—	(48,953)
Total	$38,854,199	$367,074	$52,015,000	$(48,953)	$90,869,199	$318,121
Mid-Cap ProFund
Common Stocks	$15,618,038	$—	$—	$—	$15,618,038	$—
Repurchase Agreements	—	—	28,777,000	—	28,777,000	—
Futures Contracts	—	261,749	—	—	—	261,749
Swap Agreements	—	—	—	(31,689)	—	(31,689)
Total	$15,618,038	$261,749	$28,777,000	$(31,689)	$44,395,038	$230,060
Small-Cap ProFund
Common Stocks	$7,340,485	$—	$—	$—	$7,340,485	$—
Repurchase Agreements	—	—	10,577,000	—	10,577,000	—
Futures Contracts	—	160,533	—	—	—	160,533
Swap Agreements	—	—	—	(35,057)	—	(35,057)
Total	$7,340,485	$160,533	$10,577,000	$(35,057)	$17,917,485	$125,476
NASDAQ-100 ProFund
Common Stocks	$22,160,921	$—	$—	$—	$22,160,921	$—
Repurchase Agreements	—	—	56,377,000	—	56,377,000	—
Futures Contracts	—	153,367	—	—	—	153,367
Swap Agreements	—	—	—	(156,047)	—	(156,047)
Total	$22,160,921	$153,367	$56,377,000	$(156,047)	$78,537,921	$(2,680)
Large-Cap Value ProFund
Common Stocks	$69,857,658	$—	$—	$—	$69,857,658	$—
Total	$69,857,658	$—	$—	$—	$69,857,658	$—
Large-Cap Growth ProFund
Common Stocks	$31,856,065	$—	$—	$—	$31,856,065	$—
Repurchase Agreements	—	—	16,000	—	16,000	—
Total	$31,856,065	$—	$16,000	$—	$31,872,065	$—

242 :: Notes to Financial Statements :: January 31, 2013 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Mid-Cap Value ProFund
Common Stocks	$19,953,096	$—	$—	$—	$19,953,096	$—
Total	$19,953,096	$—	$—	$—	$19,953,096	$—
Mid-Cap Growth ProFund
Common Stocks	$18,865,782	$—	$—	$—	$18,865,782	$—
Repurchase Agreements	—	—	80,000	—	80,000	—
Total	$18,865,782	$—	$80,000	$—	$18,945,782	$—
Small-Cap Value ProFund
Common Stocks	$33,794,930	$—	$—	$—	$33,794,930	$—
Repurchase Agreements	—	—	56,000	—	56,000	—
Total	$33,794,930	$—	$56,000	$—	$33,850,930	$—
Small-Cap Growth ProFund
Common Stocks	$21,286,740	$—	$—	$—	$21,286,740	$—
Repurchase Agreements	—	—	81,000	—	81,000	—
Total	$21,286,740	$—	$81,000	$—	$21,367,740	$—
Europe 30 ProFund
Common Stocks	$54,186,792	$—	$—	$—	$54,186,792	$—
Repurchase Agreements	—	—	25,000	—	25,000	—
Total	$54,186,792	$—	$25,000	$—	$54,211,792	$—
UltraBull ProFund
Common Stocks	$35,616,549	$—	$—	$—	$35,616,549	$—
Repurchase Agreements	—	—	28,008,000	—	28,008,000	—
Futures Contracts	—	337,843	—	—	—	337,843
Swap Agreements	—	—	—	(108,877)	—	(108,877)
Total	$35,616,549	$337,843	$28,008,000	$(108,877)	$63,624,549	$228,966
UltraMid-Cap ProFund
Common Stocks	$28,010,611	$—	$—	$—	$28,010,611	$—
Repurchase Agreements	—	—	30,705,000	—	30,705,000	—
Futures Contracts	—	363,698	—	—	—	363,698
Swap Agreements	—	—	—	(114,220)	—	(114,220)
Total	$28,010,611	$363,698	$30,705,000	$(114,220)	$58,715,611	$249,478
UltraSmall-Cap ProFund
Common Stocks	$29,540,967	$—	$—	$—	$29,540,967	$—
Repurchase Agreements	—	—	36,217,000	—	36,217,000	—
Futures Contracts	—	265,778	—	—	—	265,778
Swap Agreements	—	—	—	(395,240)	—	(395,240)
Total	$29,540,967	$265,778	$36,217,000	$(395,240)	$65,757,967	$(129,462)
UltraDow 30 ProFund
Common Stocks	$9,674,103	$—	$—	$—	$9,674,103	$—
Repurchase Agreements	—	—	7,398,000	—	7,398,000	—
Futures Contracts	—	120,837	—	—	—	120,837
Swap Agreements	—	—	—	(39,933)	—	(39,933)
Total	$9,674,103	$120,837	$7,398,000	$(39,933)	$17,072,103	$80,904
UltraNASDAQ-100 ProFund
Common Stocks	$90,543,191	$—	$—	$—	$90,543,191	$—
Repurchase Agreements	—	—	56,860,000	—	56,860,000	—
Futures Contracts	—	508,482	—	—	—	508,482
Swap Agreements	—	—	—	(663,114)	—	(663,114)
Total	$90,543,191	$508,482	$56,860,000	$(663,114)	$147,403,191	$(154,632)

January 31, 2013 (unaudited) :: Notes to Financial Statements :: 243

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraInternational ProFund
Repurchase Agreements	$—	$—	$44,107,000	$—	$44,107,000	$—
Swap Agreements	—	—	—	263,195	—	263,195
Total	$—	$—	$44,107,000	$263,195	$44,107,000	$263,195
UltraEmerging Markets ProFund
Common Stocks	$14,090,947	$—	$—	$—	$14,090,947	$—
Preferred Stocks	4,273,089	—	—	—	4,273,089	—
Repurchase Agreements	—	—	7,535,000	—	7,535,000	—
Swap Agreements	—	—	—	9,673	—	9,673
Total	$18,364,036	$—	$7,535,000	$9,673	$25,899,036	$9,673
UltraLatin America ProFund
Common Stocks	$7,057,700	$—	$—	$—	$7,057,700	$—
Preferred Stocks	4,030,238	—	—	—	4,030,238	—
Repurchase Agreements	—	—	5,862,000	—	5,862,000	—
Swap Agreements	—	—	—	91,058	—	91,058
Total	$11,087,938	$—	$5,862,000	$91,058	$16,949,938	$91,058
UltraChina ProFund
Common Stocks	$17,215,699	$—	$—	$—	$17,215,699	$—
Repurchase Agreements	—	—	8,508,000	—	8,508,000	—
Swap Agreements	—	—	—	(16,041)	—	(16,041)
Total	$17,215,699	$—	$8,508,000	$(16,041)	$25,723,699	$(16,041)
UltraJapan ProFund
Repurchase Agreements	$—	$—	$26,073,000	$—	$26,073,000	$—
Futures Contracts	—	3,896,152	—	—	—	3,896,152
Swap Agreements	—	—	—	688,533	—	688,533
Total	$—	$3,896,152	$26,073,000	$688,533	$26,073,000	$4,584,685
Bear ProFund
Repurchase Agreements	$—	$—	$27,329,000	$—	$27,329,000	$—
Futures Contracts	—	(242,502)	—	—	—	(242,502)
Swap Agreements	—	—	—	19,284	—	19,284
Total	$—	$(242,502)	$27,329,000	$19,284	$27,329,000	$(223,218)
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$19,577,000	$—	$19,577,000	$—
Futures Contracts	—	(42,719)	—	—	—	(42,719)
Swap Agreements	—	—	—	79,316	—	79,316
Total	$—	$(42,719)	$19,577,000	$79,316	$19,577,000	$36,597
Short NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$17,328,000	$—	$17,328,000	$—
Futures Contracts	—	8,789	—	—	—	8,789
Swap Agreements	—	—	—	90,631	—	90,631
Total	$—	$8,789	$17,328,000	$90,631	$17,328,000	$99,420
UltraBear ProFund
Repurchase Agreements	$—	$—	$24,843,000	$—	$24,843,000	$—
Futures Contracts	—	(281,978)	—	—	—	(281,978)
Swap Agreements	—	—	—	77,068	—	77,068
Total	$—	$(281,978)	$24,843,000	$77,068	$24,843,000	$(204,910)
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$2,616,000	$—	$2,616,000	$—
Futures Contracts	—	(21,808)	—	—	—	(21,808)
Swap Agreements	—	—	—	8,007	—	8,007
Total	$—	$(21,808)	$2,616,000	$8,007	$2,616,000	$(13,801)

244 :: Notes to Financial Statements :: January 31, 2013 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$16,992,000	$—	$16,992,000	$—
Futures Contracts	—	(58,065)	—	—	—	(58,065)
Swap Agreements	—	—	—	140,635	—	140,635
Total	$—	$(58,065)	$16,992,000	$140,635	$16,992,000	$82,570
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$4,839,000	$—	$4,839,000	$—
Futures Contracts	—	(3,274)	—	—	—	(3,274)
Swap Agreements	—	—	—	15,543	—	15,543
Total	$—	$(3,274)	$4,839,000	$15,543	$4,839,000	$12,269
UltraShort NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$26,393,000	$—	$26,393,000	$—
Futures Contracts	—	11,256	—	—	—	11,256
Swap Agreements	—	—	—	186,621	—	186,621
Total	$—	$11,256	$26,393,000	$186,621	$26,393,000	$197,877
UltraShort International ProFund
Repurchase Agreements	$—	$—	$10,791,000	$—	$10,791,000	$—
Swap Agreements	—	—	—	(69,167)	—	(69,167)
Total	$—	$—	$10,791,000	$(69,167)	$10,791,000	$(69,167)
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$6,106,000	$—	$6,106,000	$—
Swap Agreements	—	—	—	(18,081)	—	(18,081)
Total	$—	$—	$6,106,000	$(18,081)	$6,106,000	$(18,081)
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$2,225,000	$—	$2,225,000	$—
Swap Agreements	—	—	—	(20,965)	—	(20,965)
Total	$—	$—	$2,225,000	$(20,965)	$2,225,000	$(20,965)
UltraShort China ProFund
Repurchase Agreements	$—	$—	$3,789,000	$—	$3,789,000	$—
Swap Agreements	—	—	—	3,061	—	3,061
Total	$—	$—	$3,789,000	$3,061	$3,789,000	$3,061
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$6,514,000	$—	$6,514,000	$—
Futures Contracts	—	(224,909)	—	—	—	(224,909)
Swap Agreements	—	—	—	(140,101)	—	(140,101)
Total	$—	$(224,909)	$6,514,000	$(140,101)	$6,514,000	$(365,010)
Banks UltraSector ProFund
Common Stocks	$13,142,129	$—	$—	$—	$13,142,129	$—
Repurchase Agreements	—	—	3,675,000	—	3,675,000	—
Swap Agreements	—	—	—	55,225	—	55,225
Total	$13,142,129	$—	$3,675,000	$55,225	$16,817,129	$55,225
Basic Materials UltraSector ProFund
Common Stocks	$14,042,977	$—	$—	$—	$14,042,977	$—
Repurchase Agreements	—	—	5,626,000	—	5,626,000	—
Swap Agreements	—	—	—	(234,124)	—	(234,124)
Total	$14,042,977	$—	$5,626,000	$(234,124)	$19,668,977	$(234,124)

January 31, 2013 (unaudited) :: Notes to Financial Statements :: 245

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Biotechnology UltraSector ProFund
Common Stocks	$46,101,619	$—	$—	$—	$46,101,619	$—
Repurchase Agreements	—	—	34,780,000	—	34,780,000	—
Swap Agreements	—	—	—	978,635	—	978,635
Total	$46,101,619	$—	$34,780,000	$978,635	$80,881,619	$978,635
Consumer Goods UltraSector ProFund
Common Stocks	$1,211,656	$—	$—	$—	$1,211,656	$—
Repurchase Agreements	—	—	817,000	—	817,000	—
Swap Agreements	—	—	—	20,364	—	20,364
Total	$1,211,656	$—	$817,000	$20,364	$2,028,656	$20,364
Consumer Services UltraSector ProFund
Common Stocks	$6,917,245	$—	$—	$—	$6,917,245	$—
Repurchase Agreements	—	—	5,429,000	—	5,429,000	—
Swap Agreements	—	—	—	46,783	—	46,783
Total	$6,917,245	$—	$5,429,000	$46,783	$12,346,245	$46,783
Financials UltraSector ProFund
Common Stocks	$6,867,331	$—	$—	$—	$6,867,331	$—
Repurchase Agreements	—	—	5,025,000	—	5,025,000	—
Swap Agreements	—	—	—	41,324	—	41,324
Total	$6,867,331	$—	$5,025,000	$41,324	$11,892,331	$41,324
Health Care UltraSector ProFund
Common Stocks	$8,900,995	$—	$—	$—	$8,900,995	$—
Repurchase Agreements	—	—	4,164,000	—	4,164,000	—
Swap Agreements	—	—	—	147,207	—	147,207
Total	$8,900,995	$—	$4,164,000	$147,207	$13,064,995	$147,207
Industrials UltraSector ProFund
Common Stocks	$7,553,862	$—	$—	$—	$7,553,862	$—
Repurchase Agreements	—	—	4,338,000	—	4,338,000	—
Swap Agreements	—	—	—	20,064	—	20,064
Total	$7,553,862	$—	$4,338,000	$20,064	$11,891,862	$20,064
Internet UltraSector ProFund
Common Stocks	$14,832,363	$—	$—	$—	$14,832,363	$—
Repurchase Agreements	—	—	9,339,000	—	9,339,000	—
Swap Agreements	—	—	—	528,162	—	528,162
Total	$14,832,363	$—	$9,339,000	$528,162	$24,171,363	$528,162
Mobile Telecommunications UltraSector ProFund
Common Stocks	$9,521,070	$—	$—	$—	$9,521,070	$—
Repurchase Agreements	—	—	7,678,000	—	7,678,000	—
Swap Agreements	—	—	—	(476,832)	—	(476,832)
Total	$9,521,070	$—	$7,678,000	$(476,832)	$17,199,070	$(476,832)
Oil & Gas UltraSector ProFund
Common Stocks	$30,237,311	$—	$—	$—	$30,237,311	$—
Repurchase Agreements	—	—	8,229,000	—	8,229,000	—
Swap Agreements	—	—	—	401,019	—	401,019
Total	$30,237,311	$—	$8,229,000	$401,019	$38,466,311	$401,019

246 :: Notes to Financial Statements :: January 31, 2013 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	$11,751,515	$—	$—	$—	$11,751,515	$—
Repurchase Agreements	—	—	8,850,000	—	8,850,000	—
Swap Agreements	—	—	—	207,747	—	207,747
Total	$11,751,515	$—	$8,850,000	$207,747	$20,601,515	$207,747
Pharmaceuticals UltraSector ProFund
Common Stocks	$8,600,300	$—	$—	$—	$8,600,300	$—
Repurchase Agreements	—	—	5,837,000	—	5,837,000	—
Swap Agreements	—	—	—	263,604	—	263,604
Total	$8,600,300	$—	$5,837,000	$263,604	$14,437,300	$263,604
Precious Metals UltraSector ProFund
Common Stocks	$32,171,545	$—	$—	$—	$32,171,545	$—
Repurchase Agreements	—	—	20,108,000	—	20,108,000	—
Swap Agreements	—	—	—	(1,728,494)	—	(1,728,494)
Total	$32,171,545	$—	$20,108,000	$(1,728,494)	$52,279,545	$(1,728,494)
Real Estate UltraSector ProFund
Common Stocks	$14,415,406	$—	$—	$—	$14,415,406	$—
Repurchase Agreements	—	—	14,100,000	—	14,100,000	—
Swap Agreements	—	—	—	(190,630)	—	(190,630)
Total	$14,415,406	$—	$14,100,000	$(190,630)	$28,515,406	$(190,630)
Semiconductor UltraSector ProFund
Common Stocks	$2,638,195	$—	$—	$—	$2,638,195	$—
Repurchase Agreements	—	—	1,704,000	—	1,704,000	—
Swap Agreements	—	—	—	(2,752)	—	(2,752)
Total	$2,638,195	$—	$1,704,000	$(2,752)	$4,342,195	$(2,752)
Technology UltraSector ProFund
Common Stocks	$6,599,990	$—	$—	$—	$6,599,990	$—
Repurchase Agreements	—	—	5,348,000	—	5,348,000	—
Swap Agreements	—	—	—	(224,238)	—	(224,238)
Total	$6,599,990	$—	$5,348,000	$(224,238)	$11,947,990	$(224,238)
Telecommunications UltraSector ProFund
Common Stocks	$2,013,252	$—	$—	$—	$2,013,252	$—
Repurchase Agreements	—	—	1,239,000	—	1,239,000	—
Swap Agreements	—	—	—	46,135	—	46,135
Total	$2,013,252	$—	$1,239,000	$46,135	$3,252,252	$46,135
Utilities UltraSector ProFund
Common Stocks	$3,823,390	$—	$—	$—	$3,823,390	$—
Repurchase Agreements	—	—	1,935,000	—	1,935,000	—
Swap Agreements	—	—	—	85,842	—	85,842
Total	$3,823,390	$—	$1,935,000	$85,842	$5,758,390	$85,842
Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$1,599,000	$—	$1,599,000	$—
Swap Agreements	—	—	—	(19,405)	—	(19,405)
Total	$—	$—	$1,599,000	$(19,405)	$1,599,000	$(19,405)

January 31, 2013 (unaudited) :: Notes to Financial Statements :: 247

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$5,888,000	$—	$5,888,000	$—
Swap Agreements	—	—	—	270,604	—	270,604
Total	$—	$—	$5,888,000	$270,604	$5,888,000	$270,604
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$1,829,000	$—	$1,829,000	$—
Swap Agreements	—	—	—	12,567	—	12,567
Total	$—	$—	$1,829,000	$12,567	$1,829,000	$12,567
U.S. Government Plus ProFund
U.S. Treasury Obligation	$—	$—	$17,223,862	$—	$17,223,862	$—
Repurchase Agreements	—	—	24,459,000	—	24,459,000	—
Swap Agreements	—	—	—	(170,753)	—	(170,753)
Total	$—	$—	$41,682,862	$(170,753)	$41,682,862	$(170,753)
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$30,519,000	$—	$30,519,000	$—
Swap Agreements	—	—	—	200,229	—	200,229
Total	$—	$—	$30,519,000	$200,229	$30,519,000	$200,229
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$108,446,000	$—	$108,446,000	$—
Swap Agreements	—	—	—	1,660,134	—	1,660,134
Total	$—	$—	$108,446,000	$1,660,134	$108,446,000	$1,660,134
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$52,345,000	$—	$52,345,000	$—
Forward Currency Contracts	—	—	—	(213,637)	—	(213,637)
Total	$—	$—	$52,345,000	$(213,637)	$52,345,000	$(213,637)
Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$13,132,000	$—	$13,132,000	$—
Forward Currency Contracts	—	—	—	47,073	—	47,073
Total	$—	$—	$13,132,000	$47,073	$13,132,000	$47,073

^             Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4. Fees and Transactions with Affiliates

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50% of the average daily net assets of each respective ProFund.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund’s daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion. During the period ended January 31, 2013, no Fund’s annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds for which it receives additional fees. As transfer agent for the ProFunds, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds, Citi receives an annual fee

248 :: Notes to Financial Statements :: January 31, 2013 (unaudited)

based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors (“Authorized Firms”) and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. Deutsche Investment Management Americas, Inc. (“DIMA”) is the investment advisor to the Cash Management Portfolio in which the Money Market ProFund, a series in the Trust, invests its assets. DIMA has committed to provide the Distributor with additional resources to enhance the visibility and distribution of the Money Market ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the Money Market ProFund.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended January 31, 2013, actual Trustee compensation was $295,500 in aggregate from the Trust and affiliated Trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses as follows:

	For the Period December 1, 2012 through November 30, 2013		For the Period December 1, 2011 through November 30, 2012
	Investor Class	Service Class	Investor Class	Service Class
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Mid-Cap ProFund	1.78%	2.78%	1.95%	2.95%
Small-Cap ProFund	1.78%	2.78%	1.73%	2.73%
NASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.78%	2.78%	1.73%	2.73%
Large-Cap Growth ProFund	1.95%	2.95%	1.73%	2.73%
Mid-Cap Value ProFund	1.78%	2.78%	1.73%	2.73%
Mid-Cap Growth ProFund	1.78%	2.78%	1.73%	2.73%
Small-Cap Value ProFund	1.78%	2.78%	1.73%	2.73%
Small-Cap Growth ProFund	1.78%	2.78%	1.73%	2.73%
Europe 30 ProFund	1.78%	2.78%	1.95%	2.95%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraMid-Cap ProFund	1.78%	2.78%	1.95%	2.95%
UltraSmall-Cap ProFund	1.78%	2.78%	1.95%	2.95%
UltraDow 30 ProFund	1.78%	2.78%	1.73%	2.73%
UltraNASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraInternational ProFund	1.78%	2.78%	1.95%	2.95%
UltraEmerging Markets ProFund	1.95%	2.95%	1.95%	2.95%
UltraLatin America ProFund	1.95%	2.95%	1.95%	2.95%
UltraChina ProFund	1.78%	2.78%	1.73%	2.73%
UltraJapan ProFund	1.78%	2.78%	1.73%	2.73%
Bear ProFund	1.95%	2.95%	1.73%	2.73%
Short Small-Cap ProFund	1.78%	2.78%	1.73%	2.73%
Short NASDAQ-100 ProFund	1.78%	2.78%	1.73%	2.73%

January 31, 2013 (unaudited) :: Notes to Financial Statements :: 249

	For the Period December 1, 2012 through November 30, 2013		For the Period December 1, 2011 through November 30, 2012
	Investor Class	Service Class	Investor Class	Service Class
UltraBear ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort Mid-Cap ProFund	1.78%	2.78%	1.73%	2.73%
UltraShort Small-Cap ProFund	1.78%	2.78%	1.73%	2.73%
UltraShort Dow 30 ProFund	1.78%	2.78%	1.73%	2.73%
UltraShort NASDAQ-100 ProFund	1.78%	2.78%	1.73%	2.73%
UltraShort International ProFund	1.95%	2.95%	1.73%	2.73%
UltraShort Emerging Markets ProFund	1.78%	2.78%	1.73%	2.73%
UltraShort Latin America ProFund	1.78%	2.78%	1.73%	2.73%
UltraShort China ProFund	1.78%	2.78%	1.73%	2.73%
UltraShort Japan ProFund	1.78%	2.78%	1.73%	2.73%
Banks UltraSector ProFund	1.78%	2.78%	1.73%	2.73%
Basic Materials UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Biotechnology UltraSector ProFund	1.78%	2.78%	1.73%	2.73%
Consumer Goods UltraSector ProFund	1.78%	2.78%	1.73%	2.73%
Consumer Services UltraSector ProFund	1.78%	2.78%	1.73%	2.73%
Financials UltraSector ProFund	1.78%	2.78%	1.73%	2.73%
Health Care UltraSector ProFund	1.78%	2.78%	1.73%	2.73%
Industrials UltraSector ProFund	1.78%	2.78%	1.73%	2.73%
Internet UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Mobile Telecommunications UltraSector ProFund	1.78%	2.78%	1.73%	2.73%
Oil & Gas UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Oil Equipment, Services & Distribution UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Pharmaceuticals UltraSector ProFund	1.78%	2.78%	1.73%	2.73%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.78%	2.78%	1.73%	2.73%
Semiconductor UltraSector ProFund	1.78%	2.78%	1.73%	2.73%
Technology UltraSector ProFund	1.78%	2.78%	1.73%	2.73%
Telecommunications UltraSector ProFund	1.78%	2.78%	1.73%	2.73%
Utilities UltraSector ProFund	1.78%	2.78%	1.73%	2.73%
Short Oil & Gas ProFund	1.78%	2.78%	1.73%	2.73%
Short Precious Metals ProFund	1.78%	2.78%	1.73%	2.73%
Short Real Estate ProFund	1.78%	2.78%	1.73%	2.73%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
Rising Rates Opportunity 10 ProFund	1.95%	2.95%	1.95%	2.95%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.95%	2.95%
Rising U.S. Dollar ProFund	1.95%	2.95%	1.95%	2.95%
Falling U.S. Dollar ProFund	1.78%	2.78%	1.73%	2.73%

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statements of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of January 31, 2013, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires 11/30/13	Expires 11/30/14	Expires 11/30/15	Expires 11/30/16	Total
Mid-Cap ProFund	$—	$2,627	$—	$—	$2,627
Small-Cap ProFund	30,321	31,832	53,917	14,225	130,295
Large-Cap Value ProFund	66,001	24,132	9,017	—	99,150
Large-Cap Growth ProFund	41,326	18,839	116	—	60,281
Mid-Cap Value ProFund	67,441	16,938	66,891	3,153	154,423
Mid-Cap Growth ProFund	1,888	23,320	55,749	1,667	82,624
Small-Cap Value ProFund	52,358	40,574	57,617	7,347	157,896
Small-Cap Growth ProFund	33,665	26,940	74,551	6,719	141,875
Europe 30 ProFund	4,218	29,163	21,374	—	54,755
UltraSmall-Cap ProFund	1,433	3,770	—	4,328	9,531
UltraDow 30 ProFund	17,109	5,006	77,494	12,784	112,393
UltraInternational ProFund	28,683	—	—	—	28,683
UltraChina ProFund	23,269	43,900	28,744	2,355	98,268
UltraJapan ProFund	44,001	31,661	35,166	4,948	115,776

250 :: Notes to Financial Statements :: January 31, 2013 (unaudited)

	Expires 11/30/13	Expires 11/30/14	Expires 11/30/15	Expires 11/30/16	Total
Bear ProFund	$—	$—	$11,201	$—	$11,201
Short Small-Cap ProFund	63,317	6,045	83,659	23,023	176,044
Short NASDAQ-100 ProFund	24,635	30,656	24,638	4,998	84,927
UltraShort Mid-Cap ProFund	34,716	28,874	38,404	6,133	108,127
UltraShort Small-Cap ProFund	165,777	55,247	56,215	7,989	285,228
UltraShort Dow 30 ProFund	17,559	30,734	64,961	9,486	122,740
UltraShort NASDAQ-100 ProFund	—	—	25,306	4,453	29,759
UltraShort International ProFund	—	2,741	1,698	—	4,439
UltraShort Emerging Markets ProFund	35,416	6,908	45,541	5,505	93,370
UltraShort Latin America ProFund	42,067	36,785	37,300	5,569	121,721
UltraShort China ProFund	50,301	26,436	33,842	5,413	115,992
UltraShort Japan ProFund	45,382	36,187	33,829	5,535	120,933
Banks UltraSector ProFund	35,989	25,564	20,691	1,882	84,126
Basic Materials UltraSector ProFund	10,422	377	—	2,839	13,638
Biotechnology UltraSector ProFund	—	19,111	25,670	—	44,781
Consumer Goods UltraSector ProFund	37,500	37,613	36,565	7,576	119,254
Consumer Services UltraSector ProFund	45,513	37,755	32,108	6,293	121,669
Financials UltraSector ProFund	44,138	30,245	36,058	10,640	121,081
Health Care UltraSector ProFund	45,637	26,395	37,251	4,801	114,084
Industrials UltraSector ProFund	61,163	26,308	52,235	3,321	143,027
Internet UltraSector ProFund	—	8,837	—	2,854	11,691
Mobile Telecommunications UltraSector ProFund	34,265	36,865	26,405	2,955	100,490
Oil Equipment, Services & Distribution UltraSector ProFund	29,627	—	—	3,421	33,048
Pharmaceuticals UltraSector ProFund	40,049	23,843	30,252	3,607	97,751
Real Estate UltraSector ProFund	24,549	15,706	21,308	4,684	66,247
Semiconductor UltraSector ProFund	32,260	29,399	32,413	5,445	99,517
Technology UltraSector ProFund	42,223	4,438	19,851	3,930	70,442
Telecommunications UltraSector ProFund	33,541	32,196	25,809	6,096	97,642
Utilities UltraSector ProFund	36,769	22,020	28,035	10,113	96,937
Short Oil & Gas ProFund	39,003	39,563	25,492	3,903	107,961
Short Precious Metals ProFund	19,271	37,576	31,910	5,715	94,472
Short Real Estate ProFund	—	22,049	30,821	5,836	58,706
Falling U.S. Dollar ProFund	15,283	—	41,779	3,836	60,898

During the period ended January 31, 2013, the Advisor voluntarily contributed capital of $1,021,800 in the UltraJapan ProFund due to corrections of investment transactions. The impact to the net asset value and total return is disclosed in the Financial Highlights of the UltraJapan ProFund.

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2013 were as follows:

	Purchases	Sales
Bull ProFund	$13,063,339	$5,583,398
Mid-Cap ProFund	40,993,460	34,438,196
Small-Cap ProFund	5,108,028	6,571,835
NASDAQ-100 ProFund	10,462,146	9,450,501
Large-Cap Value ProFund	126,042,159	103,441,234
Large-Cap Growth ProFund	77,132,355	95,440,711
Mid-Cap Value ProFund	71,540,304	58,214,286
Mid-Cap Growth ProFund	73,773,049	73,324,212
Small-Cap Value ProFund	95,698,416	94,170,963
Small-Cap Growth ProFund	45,912,785	35,295,226
Europe 30 ProFund	73,247,485	28,663,546
Ultra Bull Profund	215,021,184	230,925,001
UltraMid-Cap ProFund	14,047,123	9,258,314
UltraSmall-Cap ProFund	26,903,259	18,831,567
UltraDow 30 ProFund	46,527,448	47,848,666
UltraNASDAQ-100 ProFund	4,525,462	4,795,236
UltraEmerging Markets ProFund	15,448,244	20,130,835
UltraLatin America ProFund	3,588,439	7,937,312
UltraChina ProFund	16,327,975	10,426,648
Banks UltraSector ProFund	4,436,658	2,728,963

January 31, 2013 (unaudited) :: Notes to Financial Statements :: 251

	Purchases	Sales
Basic Materials UltraSector ProFund	$4,370,769	$284,617
Biotechnology UltraSector ProFund	31,582,551	856,483
Consumer Goods UltraSector ProFund	2,683,033	4,295,070
Consumer Services UltraSector ProFund	3,178,910	1,709,864
Financials UltraSector ProFund	18,362,216	20,468,698
Health Care UltraSector ProFund	2,806,901	919,589
Industrials UltraSector ProFund	6,945,162	4,082,288
Internet UltraSector ProFund	8,132,087	6,005,506
Mobile Telecommunications UltraSector ProFUnd	4,989,641	2,199,872
Oil & Gas UltraSector ProFund	556,590	4,507,086
Oil Equipment, Services & Distribution UltraSector ProFund	12,789,316	11,131,365
Pharmaceuticals UltraSector Profund	2,501,983	2,404,919
Precious Metals UltraSector ProFund	33,720,183	—
Real Estate UltraSector ProFund	6,878,402	18,894,668
Semiconductor UltraSector ProFund	8,782,249	8,191,830
Technology UltraSector ProFund	3,096,970	3,568,769
Telecommunications UltraSector ProFund	7,158,806	17,131,521
Utilities UltraSector ProFund	9,298,327	20,936,253

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2013 were as follows:

	Purchases	Sales
U.S. Government Plus ProFund	$313,854,589	$311,125,059

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

Risks Associated with the Use of Derivatives

Certain ProFunds use investment techniques, such as investing in derivatives (including investing in futures contracts, forward contracts, swap agreements and similar instruments), that may be considered aggressive. Investing in derivatives may expose the ProFund to greater risks to investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk and liquidity risk (each as discussed below). When the ProFunds use derivatives there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent a ProFund from achieving its investment objective. The use of derivatives and aggressive investment techniques also exposes a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying its benchmark, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired. Certain ProFunds may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a ProFund invests in swaps that use an ETF as the reference asset, that ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the ProFund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the ProFund’s return.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than a similar fund that does not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. The Advisor expects a significant portion of assets invested in the

252 :: Notes to Financial Statements :: January 31, 2013 (unaudited)

ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund that is more diversified. With respect to the UltraSector ProFunds, a ProFund may have significant exposure to an individual company that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities or financial instruments not included in the benchmark. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or under-exposed to its benchmark. Activities surrounding index reconstitutions and other rebalancing events may hinder a ProFund’s ability to meet its daily investment objective on that day. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its exposure to the benchmark consistent with its daily investment objective.

Counterparty Risk

The ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds. A ProFund may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such agreement. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

Debt Instrument Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, issuer credit risk and other factors. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in a ProFund to change.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. Markets for the securities in which the ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent a ProFund from limiting losses, realizing gains, obtaining exposure (or inverse exposure) to or achieving a high correlation (or inverse correlation) with its underlying benchmark.

January 31, 2013 (unaudited) :: Notes to Financial Statements :: 253

7. Federal Income Tax Information

The tax character of dividends paid to shareholders during the applicable tax year ended in 2012, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2012
Europe 30 ProFund	$397,538	$—	$397,538	$—	$397,538
October 31, 2012
UltraEmerging Markets ProFund	151,521	—	151,521	—	151,521
UltraLatin America ProFund	293,214	—	293,214	—	293,214
Pharmaceuticals UltraSector ProFund	24,525	—	24,525	—	24,525
Real Estate UltraSector ProFund	48,865	—	48,865	—	48,865
Semiconductor UltraSector ProFund	16,132	—	16,132	2,366	18,498
Telecommunications UltraSector ProFund	61,482	—	61,482	—	61,482
Utilities UltraSector ProFund	143,766	—	143,766	—	143,766

The tax character of dividends paid to shareholders during the applicable tax year ended in 2011, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2011
Europe 30 ProFund	$123,054	$—	$123,054	$—	$123,054
October 31, 2011
NASDAQ-100 ProFund	1,303,807	183,253	1,487,060	—	1,487,060
UltraLatin America ProFund	261,752	—	261,752	—	261,752
UltraChina ProFund	—	284,296	284,296	—	284,296
Internet UltraSector ProFund	775,793	631,608	1,407,401	—	1,407,401
Pharmaceuticals UltraSector ProFund	22,373	—	22,373	—	22,373
Real Estate UltraSector ProFund	2,509	—	2,509	—	2,509
Telecommunications UltraSector ProFund	104,268	—	104,268	—	104,268
Utilities UltraSector ProFund	157,483	—	157,483	—	157,483
U.S. Government Plus ProFund	330,078	—	330,078	—	330,078
Falling U.S. Dollar ProFund	—	—	—	1,330,492	1,330,492

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
December 31, 2012
Bull ProFund	$—	$—	$—	$(40,105,241)	$7,133,095	$(32,972,146)
Europe 30 ProFund	109,314	—	—	(11,022,757)	7,564	(10,905,879)
UltraBull ProFund	—	—	—	(87,002,068)	4,796,953	(82,205,115)
UltraNASDAQ-100 ProFund	—	—	—	(295,198,159)	19,325,318	(275,872,841)
UltraJapan ProFund	—	—	—	(111,383,989)	80,021	(111,303,968)
Bear ProFund	—	—	—	(77,403,360)	(135,157)	(77,538,517)
UltraBear ProFund	—	—	—	(218,866,363)	(510,501)	(219,376,864)
UltraShort NASDAQ-100 ProFund	—	—	—	(213,390,625)	(615,245)	(214,005,870)
October 31, 2012
Mid-Cap ProFund	—	—	—	(398,444)	2,148,697	1,750,253
Small-Cap ProFund	—	—	—	(24,354,602)	1,020,588	(23,334,014)
NASDAQ-100 ProFund	530,380	366,236	—	—	8,750,597	9,647,213
Large-Cap Value ProFund	425,066	—	—	—	2,453,451	2,878,517
Large-Cap Growth ProFund	55,399	—	—	(3,452,475)	4,107,179	710,103
Mid-Cap Value ProFund	—	—	—	(2,375,933)	580,635	(1,795,298)
Mid-Cap Growth ProFund	—	—	—	(16,903,506)	1,176,129	(15,727,377)
Small-Cap Value ProFund	—	—	—	(29,695,841)	(519,447)	(30,215,288)
Small-Cap Growth ProFund	—	—	—	(4,753,366)	1,476,177	(3,277,189)
UltraMid-Cap ProFund	—	—	—	(19,361,581)	3,704,729	(15,656,852)
UltraSmall-Cap ProFund	—	—	—	(43,050,236)	1,958,372	(41,091,864)
UltraDow 30 ProFund	—	—	—	(17,918,603)	2,020,627	(15,897,976)
UltraInternational ProFund	—	—	—	(26,937,991)	(829,019)	(27,767,010)
UltraEmerging Markets ProFund	21,102	—	—	(259,152,341)	(3,274,303)	(262,405,542)
UltraLatin America ProFund	89,550	—	—	(14,443,538)	(1,221,304)	(15,575,292)

254 :: Notes to Financial Statements :: January 31, 2013 (unaudited)

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
UltraChina ProFund	$—	$—	$—	$(8,267,344)	$1,150,742	$(7,116,602)
Short Small-Cap ProFund	—	—	—	(53,334,005)	43,877	(53,290,128)
Short NASDAQ-100 ProFund	—	—	—	(22,806,916)	23,191	(22,783,725)
UltraShort Mid-Cap ProFund	—	—	—	(22,030,454)	74,123	(21,956,331)
UltraShort Small-Cap ProFund	—	—	—	(122,084,672)	607,158	(121,477,514)
UltraShort Dow 30 ProFund	—	—	—	(15,950,752)	325,202	(15,625,550)
UltraShort International ProFund	—	—	—	(58,782,173)	97,232	(58,684,941)
UltraShort Emerging Markets ProFund	—	—	—	(98,603,291)	115,143	(98,488,148)
UltraShort Latin America ProFund	—	—	—	(19,978,178)	114,795	(19,863,383)
UltraShort China ProFund	—	—	—	(7,882,244)	(61,322)	(7,943,566)
UltraShort Japan ProFund	—	—	—	(4,793,513)	(288)	(4,793,801)
Banks UltraSector ProFund	—	—	—	(9,771,926)	(839,516)	(10,611,442)
Basic Materials UltraSector ProFund	—	—	—	(44,462,129)	340,649	(44,121,480)
Biotechnology UltraSector ProFund	—	—	—	(15,205,271)	3,562,989	(11,642,282)
Consumer Goods UltraSector ProFund	—	—	—	(1,941,333)	356,865	(1,584,468)
Consumer Services UltraSector ProFund	—	—	—	(664,842)	1,043,444	378,602
Financials UltraSector ProFund	—	—	—	(15,922,009)	(1,421,243)	(17,343,252)
Health Care UltraSector ProFund	—	—	—	(6,426,871)	1,213,385	(5,213,486)
Industrials UltraSector ProFund	—	—	—	(5,188,045)	80,873	(5,107,172)
Internet UltraSector ProFund	—	1,441,601	—	(68,521)	1,987,336	3,360,416
Mobile Telecommunications UltraSector ProFund	—	—	—	(11,172,291)	1,421,675	(9,750,616)
Oil & Gas UltraSector ProFund	—	—	—	(21,162,739)	15,276,926	(5,885,813)
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	(28,039,275)	51,249	(27,988,026)
Pharmaceuticals UltraSector ProFund	22,406	—	—	(2,446,253)	681,890	(1,741,957)
Precious Metals UltraSector ProFund	—	—	—	(75,097,592)	1,796,577	(73,301,015)
Real Estate UltraSector ProFund	46,704	—	—	(22,396,630)	4,325,886	(18,024,040)
Semiconductor UltraSector ProFund	—	—	—	(18,466,530)	(302,339)	(18,768,869)
Technology UltraSector ProFund	—	—	—	(8,375,155)	2,117,125	(6,258,030)
Telecommunications UltraSector ProFund	52,704	—	—	(1,546,816)	426,728	(1,067,384)
Utilities UltraSector ProFund	117,837	—	—	(15,828,589)	1,394,641	(14,316,111)
Short Oil & Gas ProFund	—	—	—	(19,258,145)	(13,276)	(19,271,421)
Short Precious Metals ProFund	—	—	—	(20,236,573)	(226,182)	(20,462,755)
Short Real Estate ProFund	—	—	—	(59,286,702)	(14,792)	(59,301,494)
U.S. Government Plus ProFund	—	—	—	(129,637)	(395,696)	(525,333)
Rising Rates Opportunity 10 ProFund	—	—	—	(24,281,353)	(71,368)	(24,352,721)
Rising Rates Opportunity ProFund	—	—	—	(248,107,788)	(2,637,847)	(250,745,635)
Rising U.S. Dollar ProFund	—	—	—	(5,156,906)	—	(5,156,906)
Falling U.S. Dollar ProFund	—	—	—	(1,390,950)	—	(1,390,950)

Under current tax law, capital and specific ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the end of their respective tax years ended October 31, 2012 and December 31, 2012, the following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal years ending in October 31, 2013 and December 31, 2013:

Qualified Late Year Capital Losses
December 31 tax year end ProFunds
Bull ProFund	$37,183
Europe 30 ProFund	4,247
UltraBull ProFund	1,063,173
UltraNASDAQ-100 ProFund	11,130,512
Bear ProFund	84,393
UltraBear ProFund	2,458,738
UltraShort NASDAQ-100 ProFund	6,958

January 31, 2013 (unaudited) :: Notes to Financial Statements :: 255

Qualified Late Year Ordinary Losses
October 31 tax year end ProFunds
Mid-Cap ProFund	$251,043
Small-Cap ProFund	181,515
Mid-Cap Value ProFund	6,071
Mid-Cap Growth ProFund	159,395
Small-Cap Value ProFund	77,172
Small-Cap Growth ProFund	101,502
UltraDow 30 ProFund	130,037
UltraInternational ProFund	410,443
Short Small-Cap ProFund	173,949
Short NASDAQ-100 ProFund	169,606
UltraShort Mid-Cap ProFund	53,503
UltraShort Small-Cap ProFund	249,535
UltraShort Dow 30 ProFund	94,645
UltraShort International ProFund	250,477
UltraShort Emerging Markets ProFund	97,747
UltraShort Latin America ProFund	71,004
UltraShort China ProFund	54,203
UltraShort Japan ProFund	32,330
Banks UltraSector ProFund	44,733
Basic Materials UltraSector ProFund	90,968
Biotechnology UltraSector ProFund	283,431
Consumer Goods UltraSector ProFund	11,902
Consumer Services UltraSector ProFund	80,678
Financials UltraSector ProFund	39,473
Health Care UltraSector ProFund	38,819
Industrials UltraSector ProFund	28,219
Internet UltraSector ProFund	68,521
Mobile Telecommunications UltraSector ProFund	94,204
Oil & Gas UltraSector ProFund	155,957
Oil Equipment, Services & Distribution UltraSector ProFund	155,817
Precious Metals UltraSector ProFund	607,303
Technology UltraSector ProFund	127,361
Short Oil & Gas ProFund	37,085
Short Precious Metals ProFund	77,592
Short Real Estate ProFund	48,049
U.S. Government Plus ProFund	129,637
Rising Rates Opportunity 10 ProFund	497,019
Rising Rates Opportunity ProFund	1,686,048
Rising U.S. Dollar ProFund	1,463,694
Falling U.S. Dollar ProFund	112,761

As of the end of their respective tax years ended October 31, 2012 and December 31, 2012, the following ProFunds have net capital loss carryforward (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Expires 2013	Expires 2014	Expires 2015	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
December 31 tax year end ProFunds
Bull ProFund	$—	$—	$—	$7,254,455	$32,813,603	$—	$—	$40,068,058
Europe 30 ProFund	—	—	—	2,424,273	1,126,888	5,293,628	—	8,844,789
UltraBull ProFund	—	—	—	64,258,775	21,680,120	—	—	85,938,895
UltraNASDAQ-100 ProFund	—	39,675,854	14,838,793	229,553,000	—	—	—	284,067,647
UltraJapan ProFund	—	28,774,680	19,441,046	58,133,440	—	4,395,355	—	110,744,521
Bear ProFund	—	—	—	—	29,734,887	27,224,744	—	56,959,631
UltraBear ProFund	—	9,327,306	28,548,861	—	95,770,801	45,770,369	—	179,417,337
UltraShort NASDAQ-100 ProFund	21,312,254	40,417,926	54,052,522	—	56,065,314	24,229,670	—	196,077,686
October 31 tax year end ProFunds
Small-Cap ProFund	—	—	—	5,970,769	18,202,318	—	—	24,173,087
Large-Cap Growth ProFund	—	—	—	3,436,629	15,846	—	—	3,452,475

256 :: Notes to Financial Statements :: January 31, 2013 (unaudited)

	Expires 2013	Expires 2014	Expires 2015	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
Mid-Cap Value ProFund	$—	$—	$—	$—	$1,652,856	$424,465	$—	$2,077,321
Mid-Cap Growth ProFund	—	—	—	14,942,636	834,343	—	—	15,776,979
Small-Cap Value ProFund	—	—	—	—	29,618,669	—	—	29,618,669
Small-Cap Growth ProFund	—	—	—	—	3,631,327	1,020,537	—	4,651,864
UltraMid-Cap ProFund	—	—	—	19,361,581	—	—	—	19,361,581
UltraSmall-Cap ProFund	—	—	—	34,410,309	8,639,927	—	—	43,050,236
UltraDow 30 ProFund	—	—	—	15,354,802	2,433,764	—	—	17,788,566
UltraInternational ProFund	—	—	—	22,084,405	—	2,004,577	1,385,931	25,474,913
UltraEmerging Markets ProFund	—	—	—	229,807,828	—	9,632,451	10,206,592	249,646,871
UltraLatin America ProFund	—	—	—	6,946,097	—	5,526,655	—	12,472,752
UltraChina ProFund	—	—	—	—	—	—	4,477,082	4,477,082
Short Small-Cap ProFund	5,119,102	12,406,054	4,131,511	—	14,298,494	15,009,115	1,034,222	51,998,498
Short NASDAQ-100 ProFund	2,037,409	2,959,743	4,938,350	—	3,058,900	6,257,362	3,277,560	22,529,324
UltraShort Mid-Cap ProFund	—	—	3,559,632	—	12,184,360	3,530,168	1,209,276	20,483,436
UltraShort Small-Cap ProFund	—	16,741,157	49,600,274	—	19,004,455	22,897,260	8,705,776	116,948,922
UltraShort Dow 30 ProFund	—	—	—	—	6,222,658	3,456,513	2,986,357	12,665,528
UltraShort International ProFund	—	—	13,157,329	—	32,455,983	6,213,490	5,098,053	56,924,855
UltraShort Emerging Markets ProFund	—	—	53,150,579	—	33,278,400	8,202,601	3,280,040	97,911,620
UltraShort Latin America ProFund	—	—	—	—	13,585,889	5,432,825	888,460	19,907,174
UltraShort China ProFund	—	—	—	—	3,844,895	2,251,078	1,732,068	7,828,041
UltraShort Japan ProFund	—	—	—	—	—	799,099	3,511,876	4,310,975
Banks UltraSector ProFund	—	—	—	3,986,458	—	3,645,757	2,094,978	9,727,193
Basic Materials UltraSector ProFund	2,434,151	456,160	—	30,847,431	5,602,519	2,208,186	2,116,116	43,664,563
Biotechnology UltraSector ProFund	—	612,702	—	8,092,040	4,312,642	1,904,456	—	14,921,840
Consumer Goods UltraSector ProFund	—	—	—	1,884,569	—	44,862	—	1,929,431
Consumer Services UltraSector ProFund	—	—	—	149,747	—	434,417	—	584,164
Financials UltraSector ProFund	56,676	—	—	9,037,971	3,105,413	2,990,547	691,929	15,882,536
Health Care UltraSector ProFund	—	—	—	4,970,655	—	57,287	1,360,110	6,388,052
Industrials UltraSector ProFund	—	—	597,830	2,924,822	—	330,165	1,307,009	5,159,826
Mobile Telecommunications UltraSector ProFund	—	—	967,784	4,336,772	2,674,292	2,009,584	1,089,655	11,078,087
Oil & Gas UltraSector ProFund	—	—	—	20,459,465	547,317	—	—	21,006,782
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	19,973,715	—	2,172,937	5,736,806	27,883,458
Pharmaceuticals UltraSector ProFund	—	—	810,934	899,662	294,619	—	441,038	2,446,253
Precious Metals UltraSector ProFund	—	—	—	57,622,868	—	—	1,987,217	59,610,085
Real Estate UltraSector ProFund	—	—	2,789,582	14,262,294	2,790,520	—	2,554,234	22,396,630
Semiconductor UltraSector ProFund	3,424,745	8,625,195	33,063	4,305,713	—	669,798	—	17,058,514
Technology UltraSector ProFund	—	503,224	—	7,368,122	—	369,053	7,395	8,247,794
Telecommunications UltraSector ProFund	—	—	—	534,050	910,951	—	101,815	1,546,816
Utilities UltraSector ProFund	—	—	—	13,306,186	1,707,442	—	814,961	15,828,589
Short Oil & Gas ProFund	—	1,723,190	4,979,541	—	3,502,898	7,992,826	714,439	18,912,894
Short Precious Metals ProFund	—	—	2,229,646	—	11,647,689	4,821,283	854,572	19,553,190
Short Real Estate ProFund	—	—	—	—	33,669,962	22,825,780	1,934,290	58,430,032
Rising Rates Opportunity 10 ProFund	—	—	2,018,636	1,694,854	1,558,615	11,518,808	4,908,249	21,699,162
Rising Rates Opportunity ProFund	71,359,904	—	16,426,693	21,258,611	5,619,902	56,646,736	54,674,918	225,986,764
Rising U.S. Dollar ProFund	—	—	—	—	—	—	3,693,212	3,693,212
Falling U.S. Dollar ProFund	—	—	—	408,559	—	243,456	51,785	703,800

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
December 31 tax year end ProFunds
Europe 30 ProFund	$1,928,261	$245,460	$2,173,721
UltraJapan ProFund	—	639,468	639,468
Bear ProFund	18,052,333	2,307,003	20,359,336
UltraBear ProFund	34,294,627	2,695,661	36,990,288
UltraShort NASDAQ-100 ProFund	16,602,259	703,722	17,305,981
October 31 tax year end ProFunds
Mid-Cap ProFund	147,401	—	147,401
Mid-Cap Value ProFund	292,541	—	292,541
Mid-Cap Growth ProFund	967,132	—	967,132
UltraInternational ProFund	1,052,635	—	1,052,635
UltraEmerging Markets ProFund	8,461,315	1,044,155	9,505,470

January 31, 2013 (unaudited) :: Notes to Financial Statements :: 257

	Short-Term Amount	Long-Term Amount	Total
UltraLatin America ProFund	$1,431,901	$538,885	$1,970,786
UltraChina ProFund	3,139,718	650,544	3,790,262
Short Small-Cap ProFund	1,086,658	74,900	1,161,558
Short NASDAQ-100 ProFund	82,931	25,055	107,986
UltraShort Mid-Cap ProFund	1,424,137	69,378	1,493,515
UltraShort Small-Cap ProFund	4,492,921	393,294	4,886,215
UltraShort Dow 30 ProFund	3,092,551	98,028	3,190,579
UltraShort International ProFund	1,606,841	—	1,606,841
UltraShort Emerging Markets ProFund	593,924	—	593,924
UltraShort Japan ProFund	133,093	317,115	450,208
Basic Materials UltraSector ProFund	385,280	321,318	706,598
Precious Metals UltraSector ProFund	14,880,204	—	14,880,204
Semiconductor UltraSector ProFund	1,224,555	183,461	1,408,016
Short Oil & Gas ProFund	308,166	—	308,166
Short Precious Metals ProFund	605,791	—	605,791
Short Real Estate ProFund	808,621	—	808,621
Rising Rates Opportunity 10 ProFund	2,069,401	15,771	2,085,172
Rising Rates Opportunity ProFund	20,434,976	—	20,434,976
Falling U.S. Dollar ProFund	229,756	344,633	574,389

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Board does not intend to authorize a distribution of any realized gain for a Fund until any applicable CLCF has been offset or expires.

At January 31, 2013, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$81,960,318	$11,782,670	$(2,873,789)	$8,908,881
Mid-Cap ProFund	41,588,504	3,440,373	(633,839)	2,806,534
Small-Cap ProFund	16,389,564	1,769,572	(241,651)	1,527,921
NASDAQ-100 ProFund	69,964,413	9,730,701	(1,157,193)	8,573,508
Large-Cap Value ProFund	65,101,334	8,605,231	(3,848,907)	4,756,324
Large-Cap Growth ProFund	26,332,446	7,089,191	(1,549,572)	5,539,619
Mid-Cap Value ProFund	18,803,784	2,300,940	(1,151,628)	1,149,312
Mid-Cap Growth ProFund	15,801,180	4,734,311	(1,589,709)	3,144,602
Small-Cap Value ProFund	32,659,083	4,615,219	(3,423,372)	1,191,847
Small-Cap Growth ProFund	18,826,187	3,265,245	(723,692)	2,541,553
Europe 30 ProFund	52,009,903	4,250,524	(2,048,635)	2,201,889
UltraBull ProFund	58,655,592	14,557,973	(9,589,016)	4,968,957
UltraMid-Cap ProFund	52,445,958	9,729,629	(3,459,976)	6,269,653
UltraSmall-Cap ProFund	60,762,185	6,936,379	(1,940,597)	4,995,782
UltraDow 30 ProFund	14,168,159	4,249,975	(1,346,031)	2,903,944
UltraNASDAQ-100 ProFund	127,144,188	51,366,618	(31,107,615)	20,259,003
UltraInternational ProFund	44,107,000	—	—	—
UltraEmerging Markets ProFund	26,578,579	4,426,870	(5,106,413)	(679,543)
UltraLatin America ProFund	16,838,826	5,163,678	(5,052,566)	111,112
UltraChina ProFund	24,047,710	3,199,109	(1,523,120)	1,675,989
UltraJapan ProFund	26,073,000	—	—	—
Bear ProFund	27,329,000	—	—	—
Short Small-Cap ProFund	19,577,000	—	—	—
Short NASDAQ-100 ProFund	17,328,000	—	—	—
UltraBear ProFund	24,843,000	—	—	—
UltraShort Mid-Cap ProFund	2,616,000	—	—	—
UltraShort Small-Cap ProFund	16,992,000	—	—	—
UltraShort Dow 30 ProFund	4,839,000	—	—	—
UltraShort NASDAQ-100 ProFund	26,393,000	—	—	—
UltraShort International ProFund	10,791,000	—	—	—
UltraShort Emerging Markets ProFund	6,106,000	—	—	—
UltraShort Latin America ProFund	2,225,000	—	—	—
UltraShort China ProFund	3,789,000	—	—	—
UltraShort Japan ProFund	6,514,000	—	—	—
Banks UltraSector ProFund	16,847,869	5,377,366	(5,408,106)	(30,740)

258 :: Notes to Financial Statements :: January 31, 2013 (unaudited)

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Basic Materials UltraSector ProFund	$18,696,669	$5,842,677	$(4,870,369)	$972,308
Biotechnology UltraSector ProFund	72,841,571	9,050,622	(1,010,574)	8,040,048
Consumer Goods UltraSector ProFund	1,644,205	468,541	(84,090)	384,451
Consumer Services UltraSector ProFund	10,833,565	1,923,078	(410,398)	1,512,680
Financials UltraSector ProFund	12,622,302	2,417,531	(3,147,502)	(729,971)
Health Care UltraSector ProFund	11,134,723	2,481,516	(551,244)	1,930,272
Industrials UltraSector ProFund	11,401,869	606,302	(116,309)	489,993
Internet UltraSector ProFund	20,479,545	4,740,080	(1,048,262)	3,691,818
Mobile Telecommunications UltraSector ProFund	15,573,948	2,108,819	(483,697)	1,625,122
Oil & Gas UltraSector ProFund	21,607,971	18,991,922	(2,133,582)	16,858,340
Oil Equipment, Services & Distribution UltraSector ProFund	19,269,249	4,423,700	(3,091,434)	1,332,266
Pharmaceuticals UltraSector ProFund	13,297,143	1,544,364	(404,207)	1,140,157
Precious Metals UltraSector ProFund	53,828,183	27,343	(1,575,981)	(1,548,638)
Real Estate UltraSector ProFund	23,672,504	6,543,083	(1,700,181)	4,842,902
Semiconductor UltraSector ProFund	4,469,837	1,140,850	(1,268,492)	(127,642)
Technology UltraSector ProFund	9,629,737	3,112,219	(793,966)	2,318,253
Telecommunications UltraSector ProFund	2,901,867	593,971	(243,586)	350,385
Utilities UltraSector ProFund	4,338,821	1,894,101	(474,532)	1,419,569
Short Oil & Gas ProFund	1,599,000	—	—	—
Short Precious Metals ProFund	5,888,000	—	—	—
Short Real Estate ProFund	1,829,000	—	—	—
U.S. Government Plus ProFund	42,929,609	—	(1,246,747)	(1,246,747)
Rising Rates Opportunity 10 ProFund	30,519,000	—	—	—
Rising Rates Opportunity ProFund	108,446,000	—	—	—
Rising U.S. Dollar ProFund	52,345,000	—	—	—
Falling U.S. Dollar ProFund	13,132,000	—	—	—

8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of September 15, 2008, Rising U.S. Dollar ProFund was owed $2,135,323 from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, as entered into a Receivables Agreement dated September 15, 2008 to reimburse the ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Fund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and SIPC proceedings related to Lehman. Accordingly, no loss is expected to be realized by the ProFund. The fair value of the outstanding balances due from Lehman is $565,247 and is included in “Receivable for closed forward currency contracts” on the Statements of Assets and Liabilities. The fair value of the amount that is estimated to be paid by the Advisor is $977,376 and is included in “Due from Advisor under a Receivables Agreement” on the Statements of Assets and Liabilities. All other outstanding balances due from (or to) Lehman have been substantially relieved as of January 31, 2013.

9. Legal and Regulatory Matters

In December 2007, the Mid-Cap ProFund and UltraMid-Cap ProFund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the Mid-Cap ProFund and UltraMid-Cap ProFund is approximately $46,000 and $545,000, respectively. The ProFunds cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFunds. The ProFunds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value. Accordingly, no loss has been accrued in the balance sheet.

January 31, 2013 (unaudited) :: Notes to Financial Statements :: 259

10. Share Splits and Reverse Share Splits

Effective November 19, 2012, the Internet UltraSector ProFund underwent a 6-for-1 share split. The UltraShort Dow 30 ProFund and Banks UltraSector ProFund underwent a 1-for-3 reverse share split. The UltraBear ProFund underwent a 1-for-4 reverse share split. The UltraShort Mid-Cap ProFund underwent a 1-for-7 reverse share split.

Effective October 17, 2011, the UltraShort Small-Cap ProFund and UltraShort NASDAQ-100 ProFund underwent a 1-for-5 reverse share split. The UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund and Mobile Telecommunications UltraSector ProFund underwent a 1-for-10 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFunds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the ProFunds or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

260 :: Board Approval of Investment Advisory Agreement (unaudited) :: January 31, 2013

At a meeting held on September 10-11, 2012, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of each Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) detailed information about the advisory services provided by the Advisor; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; (ix) information regarding trade allocation and best execution; and (x) information about the financial condition of the Advisor. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by legal counsel with respect to its deliberations. The Trustees who are not “interested persons” of the Funds (the “Disinterested Trustees”) were also advised by independent legal counsel with respect to their deliberations. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including, among other things: (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iii) the investment performance of the Funds; and (iv) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Extent and Quality of the Advisor’s Services

The Board reviewed the nature, extent and quality of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the investment objective of each Fund and the Advisor’s description of the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates trade transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial information and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Citi Fund Services Ohio, Inc. using data provided by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board recognized that the reports show each fund’s management fee rate as the combined contractual advisory fee rate and the administration fee rate. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fees after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds but concluded that the Funds’ advisory fee

January 31, 2013 :: Board Approval of Investment Advisory Agreement (unaudited) :: 261 rates were acceptable given the services provided. The Board considered the fees paid by other clients of the Advisor and its affiliates for advisory services.

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it likely would be more expensive to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is in most cases not publicly available and that such information as is available is affected by numerous factors, including the nature of the Fund’s shareholder base, the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are typically reported net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2012. The Board also considered total return performance information with respect to funds with the same Lipper investment classification and objective for the 3-month, 1-year, 5-year and 10-year periods ended June 30, 2012. The Board focused on each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor. The Board concluded that the Funds’ performance was competitive. The Board noted that, given the nature of the Funds, the correlation of the Fund’s performance with the performance of a benchmark was a more meaningful factor than the Fund’s total return.

Economies of Scale

The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Other Services and Revenues/Benefits

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered any indirect, or “fall-out,” benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively small. The Board considered that ProFund Distributors, Inc. (“PDI”), a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan. The Board also acknowledged the revenue sharing arrangement whereby Deutsche Investment Management Americas Inc. (“DIMA”), the adviser to the master fund in which the Money Market ProFund, a feeder fund, invests all of its shares, makes payments to PDI to absorb certain marketing and distribution expenses associated with the sale of the of the Money Market ProFund and the Funds. DIMA pays these amounts out of its legitimate profits, in an effort to help increase the assets of the Money Market ProFund. Expenses associated with the Funds are included because DIMA has determined that an increase in assets in the Funds is, through exchanges, likely to increase the size of the Money Market ProFund.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

P.O. Box 182800
Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800

Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637

Institutions and Financial Professionals Only: 888-776-5717 Or: (614) 470-8122

Fax Number: (800) 782-4797

Website Address: profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at profunds.com; and (iii) on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at profunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

01/13

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments.

(a)

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks (43.0%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,836	$184,610
Abbott Laboratories (Pharmaceuticals)	4,572	154,899
AbbVie, Inc. (Pharmaceuticals)	4,644	170,389
Abercrombie & Fitch Co. - Class A (Retail)	216	10,800
Accenture PLC - Class A (Computers)	1,836	131,990
ACE, Ltd. (Insurance)	972	82,941
Actavis, Inc.* (Pharmaceuticals)	360	31,100
Adobe Systems, Inc.* (Software)	1,440	54,475
Advanced Micro Devices, Inc.* (Semiconductors)	1,764	4,586
Aetna, Inc. (Healthcare - Services)	972	46,880
AFLAC, Inc. (Insurance)	1,368	72,586
Agilent Technologies, Inc. (Electronics)	1,008	45,138
AGL Resources, Inc. (Gas)	324	13,543
Air Products & Chemicals, Inc. (Chemicals)	612	53,507
Airgas, Inc. (Chemicals)	216	20,572
Akamai Technologies, Inc.* (Internet)	504	20,518
Alcoa, Inc. (Mining)	3,096	27,369
Alexion Pharmaceuticals, Inc.* (Biotechnology)	576	54,138
Allegheny Technologies, Inc. (Iron/Steel)	324	10,255
Allergan, Inc. (Pharmaceuticals)	900	94,509
Allstate Corp. (Insurance)	1,404	61,636
Altera Corp. (Semiconductors)	936	31,281
Altria Group, Inc. (Agriculture)	5,868	197,634
Amazon.com, Inc.* (Internet)	1,044	277,181
Ameren Corp. (Electric)	720	23,357
American Electric Power, Inc. (Electric)	1,404	63,587
American Express Co. (Diversified Financial Services)	2,844	167,256
American International Group, Inc.* (Insurance)	4,284	162,064
American Tower Corp. (REIT)	1,152	87,725
Ameriprise Financial, Inc. (Diversified Financial Services)	612	40,588
AmerisourceBergen Corp. (Pharmaceuticals)	684	31,033
Amgen, Inc. (Biotechnology)	2,232	190,747
Amphenol Corp. - Class A (Electronics)	468	31,623
Anadarko Petroleum Corp. (Oil & Gas)	1,440	115,229
Analog Devices, Inc. (Semiconductors)	864	37,705
Aon PLC (Insurance)	936	54,045
Apache Corp. (Oil & Gas)	1,152	96,492
Apartment Investment and Management Co. - Class A (REIT)	432	11,785
Apollo Group, Inc.* - Class A (Commercial Services)	288	5,823
Apple Computer, Inc. (Computers)	2,736	1,245,727
Applied Materials, Inc. (Semiconductors)	3,492	45,082
Archer-Daniels-Midland Co. (Agriculture)	1,908	54,435
Assurant, Inc. (Insurance)	216	8,260
AT&T, Inc. (Telecommunications)	16,488	573,617
Autodesk, Inc.* (Software)	648	25,194
Automatic Data Processing, Inc. (Commercial Services)	1,404	83,243
AutoNation, Inc.* (Retail)	108	5,238
AutoZone, Inc.* (Retail)	108	39,928
AvalonBay Communities, Inc. (REIT)	324	42,052
Avery Dennison Corp. (Household Products/Wares)	288	11,091
Avon Products, Inc. (Cosmetics/Personal Care)	1,260	21,395
Baker Hughes, Inc. (Oil & Gas Services)	1,260	56,347
Ball Corp. (Packaging & Containers)	432	19,233
Bank of America Corp. (Banks)	31,284	354,135
Bank of New York Mellon Corp. (Banks)	3,384	91,909
Bard (C.R.), Inc. (Healthcare - Products)	216	22,047
Baxter International, Inc. (Healthcare - Products)	1,584	107,459
BB&T Corp. (Banks)	2,016	61,044
Beam, Inc. (Beverages)	468	28,707
Becton, Dickinson & Co. (Healthcare - Products)	576	48,407
Bed Bath & Beyond, Inc.* (Retail)	648	38,038
Bemis Co., Inc. (Packaging & Containers)	288	10,276
Berkshire Hathaway, Inc.* - Class B (Insurance)	5,292	512,954
Best Buy Co., Inc. (Retail)	792	12,878
Big Lots, Inc.* (Retail)	180	5,787
Biogen Idec, Inc.* (Biotechnology)	684	106,759
BlackRock, Inc. (Diversified Financial Services)	360	85,061
BMC Software, Inc.* (Software)	396	16,454
Boeing Co. (Aerospace/Defense)	1,980	146,263
BorgWarner, Inc.* (Auto Parts & Equipment)	324	24,034
Boston Properties, Inc. (REIT)	432	45,481
Boston Scientific Corp.* (Healthcare - Products)	3,996	29,850
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,788	173,038
Broadcom Corp. - Class A (Semiconductors)	1,512	49,064
Brown-Forman Corp. (Beverages)	432	27,950
C.H. Robinson Worldwide, Inc. (Transportation)	468	30,958
CA, Inc. (Software)	972	24,125
Cablevision Systems Corp. NY - Class A (Media)	612	8,960
Cabot Oil & Gas Corp. (Oil & Gas)	612	32,301
Cameron International Corp.* (Oil & Gas Services)	720	45,583
Campbell Soup Co. (Food)	504	18,502
Capital One Financial Corp. (Banks)	1,692	95,293
Cardinal Health, Inc. (Pharmaceuticals)	972	42,583
CareFusion Corp.* (Healthcare - Products)	648	20,114
CarMax, Inc.* (Retail)	648	25,544
Carnival Corp. - Class A (Leisure Time)	1,296	50,181
Caterpillar, Inc. (Machinery - Construction & Mining)	1,908	187,728
CBRE Group, Inc.* - Class A (Real Estate)	864	18,645
CBS Corp. - Class B (Media)	1,728	72,092
Celgene Corp.* (Biotechnology)	1,224	121,127

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
CenterPoint Energy, Inc. (Gas)	1,224	$25,019
CenturyLink, Inc. (Telecommunications)	1,800	72,810
Cerner Corp.* (Software)	432	35,662
CF Industries Holdings, Inc. (Chemicals)	180	41,251
Chesapeake Energy Corp. (Oil & Gas)	1,512	30,512
Chevron Corp. (Oil & Gas)	5,688	654,973
Chipotle Mexican Grill, Inc.* (Retail)	108	33,157
CIGNA Corp. (Healthcare - Services)	828	48,306
Cincinnati Financial Corp. (Insurance)	432	18,334
Cintas Corp. (Textiles)	324	13,692
Cisco Systems, Inc. (Telecommunications)	15,408	316,943
Citigroup, Inc. (Banks)	8,496	358,191
Citrix Systems, Inc.* (Software)	540	39,506
Cliffs Natural Resources, Inc. (Iron/Steel)	396	14,775
Clorox Co. (Household Products/Wares)	396	31,050
CME Group, Inc. (Diversified Financial Services)	900	52,056
CMS Energy Corp. (Electric)	756	19,429
Coach, Inc. (Apparel)	828	42,228
Coca-Cola Co. (Beverages)	11,196	416,939
Coca-Cola Enterprises, Inc. (Beverages)	792	27,617
Cognizant Technology Solutions Corp.* (Computers)	864	67,548
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,296	139,152
Comcast Corp. - Class A (Media)	7,704	293,369
Comerica, Inc. (Banks)	540	18,554
Computer Sciences Corp. (Computers)	468	19,562
Comverse, Inc.* (Software)	12	347
ConAgra Foods, Inc. (Food)	1,188	38,836
ConocoPhillips (Oil & Gas)	3,528	204,624
CONSOL Energy, Inc. (Coal)	648	20,308
Consolidated Edison, Inc. (Electric)	864	49,144
Constellation Brands, Inc.* (Beverages)	432	13,980
Corning, Inc. (Telecommunications)	4,284	51,408
Costco Wholesale Corp. (Retail)	1,260	128,948
Coventry Health Care, Inc. (Healthcare - Services)	396	18,149
Covidien PLC (Healthcare - Products)	1,368	85,281
Crown Castle International Corp.* (Telecommunications)	864	60,929
CSX Corp. (Transportation)	2,988	65,826
Cummins, Inc. (Machinery - Diversified)	504	57,874
CVS Caremark Corp. (Retail)	3,636	186,163
D.R. Horton, Inc. (Home Builders)	828	19,590
Danaher Corp. (Miscellaneous Manufacturing)	1,692	101,402
Darden Restaurants, Inc. (Retail)	360	16,740
DaVita, Inc.* (Healthcare - Services)	252	29,083
Dean Foods Co.* (Food)	540	9,887
Deere & Co. (Machinery - Diversified)	1,152	108,357
Dell, Inc. (Computers)	4,248	56,244
Delphi Automotive PLC* (Auto Components)	864	33,402
Denbury Resources, Inc.* (Oil & Gas)	1,116	20,791
DENTSPLY International, Inc. (Healthcare - Products)	396	16,537
Devon Energy Corp. (Oil & Gas)	1,080	61,765
Diamond Offshore Drilling, Inc. (Oil & Gas)	216	16,219
DIRECTV* - Class A (Media)	1,764	90,211
Discover Financial Services (Diversified Financial Services)	1,476	56,664
Discovery Communications, Inc.* - Class A (Media)	684	47,456
Dollar General Corp.* (Retail)	756	34,942
Dollar Tree, Inc.* (Retail)	648	25,914
Dominion Resources, Inc. (Electric)	1,656	89,606
Dover Corp. (Miscellaneous Manufacturing)	504	34,867
Dr. Pepper Snapple Group, Inc. (Beverages)	612	27,583
DTE Energy Co. (Electric)	504	31,908
Duke Energy Corp. (Electric)	2,052	141,055
Dun & Bradstreet Corp. (Software)	144	11,742
E*TRADE Financial Corp.* (Diversified Financial Services)	756	8,021
E.I. du Pont de Nemours & Co. (Chemicals)	2,700	128,115
Eastman Chemical Co. (Chemicals)	432	30,737
Eaton Corp. (Electrical Components & Equipment)	1,332	75,857
eBay, Inc.* (Internet)	3,384	189,267
Ecolab, Inc. (Chemicals)	756	54,734
Edison International (Electric)	936	45,106
Edwards Lifesciences Corp.* (Healthcare - Products)	324	29,137
Electronic Arts, Inc.* (Software)	900	14,157
Eli Lilly & Co. (Pharmaceuticals)	2,952	158,493
EMC Corp.* (Computers)	6,120	150,613
Emerson Electric Co. (Electrical Components & Equipment)	2,088	119,538
Ensco PLCADR - Class A (Oil & Gas)	684	43,482
Entergy Corp. (Electric)	504	32,558
EOG Resources, Inc. (Oil & Gas)	792	98,984
EQT Corp. (Oil & Gas)	432	25,665
Equifax, Inc. (Commercial Services)	360	21,132
Equity Residential (REIT)	936	51,845
Exelon Corp. (Electric)	2,484	78,097
Expedia, Inc. (Internet)	288	18,792
Expeditors International of Washington, Inc. (Transportation)	612	26,255
Express Scripts Holding Co.* (Pharmaceuticals)	2,376	126,926
Exxon Mobil Corp. (Oil & Gas)	13,248	1,191,923
F5 Networks, Inc.* (Internet)	216	22,654
Family Dollar Stores, Inc. (Retail)	288	16,330
Fastenal Co. (Distribution/Wholesale)	792	39,346
FedEx Corp. (Transportation)	864	87,653
Fidelity National Information Services, Inc. (Software)	720	26,719
Fifth Third Bancorp (Banks)	2,592	42,224

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
First Horizon National Corp. (Banks)	720	$7,355
First Solar, Inc.* (Energy - Alternate Sources)	180	5,072
FirstEnergy Corp. (Electric)	1,224	49,560
Fiserv, Inc.* (Software)	396	31,803
FLIR Systems, Inc. (Electronics)	432	10,269
Flowserve Corp. (Machinery - Diversified)	144	22,575
Fluor Corp. (Engineering & Construction)	468	30,340
FMC Corp. (Chemicals)	396	24,342
FMC Technologies, Inc.* (Oil & Gas Services)	684	32,387
Ford Motor Co. (Auto Manufacturers)	11,052	143,123
Forest Laboratories, Inc.* (Pharmaceuticals)	684	24,829
Fossil, Inc.* (Distribution/Wholesale)	144	15,204
Franklin Resources, Inc. (Diversified Financial Services)	396	54,204
Freeport-McMoRan Copper & Gold, Inc. (Mining)	2,772	97,713
Frontier Communications Corp. (Telecommunications)	2,916	13,326
GameStop Corp. - Class A (Retail)	360	8,352
Gannett Co., Inc. (Media)	684	13,427
Garmin, Ltd. (Electronics)	324	12,276
General Dynamics Corp. (Aerospace/Defense)	972	64,444
General Electric Co. (Miscellaneous Manufacturing)	30,456	678,559
General Mills, Inc. (Food)	1,872	78,511
Genuine Parts Co. (Distribution/Wholesale)	468	31,838
Genworth Financial, Inc.* - Class A (Insurance)	1,440	13,205
Gilead Sciences, Inc.* (Biotechnology)	4,392	173,264
Google, Inc.* - Class A (Internet)	756	571,302
H & R Block, Inc. (Commercial Services)	792	18,034
Halliburton Co. (Oil & Gas Services)	2,700	109,836
Harley-Davidson, Inc. (Leisure Time)	648	33,968
Harman International Industries, Inc. (Home Furnishings)	180	8,060
Harris Corp. (Telecommunications)	324	14,969
Hartford Financial Services Group, Inc. (Insurance)	1,260	31,248
Hasbro, Inc. (Toys/Games/Hobbies)	324	12,108
HCP, Inc. (REIT)	1,296	60,121
Health Care REIT, Inc. (REIT)	756	47,507
Heinz (H.J.) Co. (Food)	936	56,750
Helmerich & Payne, Inc. (Oil & Gas)	324	20,846
Hess Corp. (Oil & Gas)	864	58,026
Hewlett-Packard Co. (Computers)	5,724	94,503
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,268	154,768
Hormel Foods Corp. (Food)	396	13,706
Hospira, Inc.* (Healthcare - Products)	468	15,968
Host Hotels & Resorts, Inc. (REIT)	2,088	35,058
Hudson City Bancorp, Inc. (Savings & Loans)	1,368	11,696
Humana, Inc. (Healthcare - Services)	468	34,800
Huntington Bancshares, Inc. (Banks)	2,484	17,289
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,224	76,904
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	828	42,551
Integrys Energy Group, Inc. (Electric)	216	11,813
Intel Corp. (Semiconductors)	14,436	303,734
IntercontinentalExchange, Inc.* (Diversified Financial Services)	216	29,970
International Business Machines Corp. (Computers)	3,096	628,705
International Flavors & Fragrances, Inc. (Chemicals)	252	17,748
International Game Technology (Entertainment)	756	11,620
International Paper Co. (Forest Products & Paper)	1,260	52,190
Intuit, Inc. (Software)	792	49,405
Intuitive Surgical, Inc.* (Healthcare - Products)	108	62,033
Invesco, Ltd. (Diversified Financial Services)	1,296	35,316
Iron Mountain, Inc. (Commercial Services)	468	16,010
J.C. Penney Co., Inc. (Retail)	396	8,051
J.P. Morgan Chase & Co. (Banks)	11,052	519,996
Jabil Circuit, Inc. (Electronics)	540	10,211
Jacobs Engineering Group, Inc.* (Engineering & Construction)	360	17,320
JDS Uniphase Corp.* (Telecommunications)	684	9,925
Johnson & Johnson (Healthcare - Products)	8,028	593,430
Johnson Controls, Inc. (Auto Parts & Equipment)	1,980	61,559
Joy Global, Inc. (Machinery - Construction & Mining)	324	20,467
Juniper Networks, Inc.* (Telecommunications)	1,512	33,839
Kellogg Co. (Food)	720	42,120
KeyCorp (Banks)	2,700	25,380
Kimberly-Clark Corp. (Household Products/Wares)	1,152	103,116
Kimco Realty Corp. (REIT)	1,188	24,675
Kinder Morgan, Inc. (Pipelines)	1,836	68,777
KLA-Tencor Corp. (Semiconductors)	468	25,698
Kohls Corp. (Retail)	612	28,329
Kraft Foods Group, Inc. (Food)	1,728	79,868
Kroger Co. (Food)	1,476	40,885
L-3 Communications Holdings, Inc. (Aerospace/Defense)	288	21,865
Laboratory Corp. of America Holdings* (Healthcare - Services)	288	25,776
Lam Research Corp.* (Semiconductors)	504	20,735
Legg Mason, Inc. (Diversified Financial Services)	324	8,959
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	396	11,658

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Lennar Corp. - Class A (Home Builders)	468	$19,441
Leucadia National Corp. (Holding Companies - Diversified)	576	14,659
Life Technologies Corp.* (Biotechnology)	504	32,604
Lincoln National Corp. (Insurance)	792	22,952
Linear Technology Corp. (Semiconductors)	684	25,048
Lockheed Martin Corp. (Aerospace/Defense)	792	68,801
Loews Corp. (Insurance)	900	39,033
Lorillard, Inc. (Agriculture)	1,080	42,196
Lowe’s Cos., Inc. (Retail)	3,276	125,110
LSI Logic Corp.* (Semiconductors)	1,620	11,405
LyondellBasell Industries N.V. - Class A (Chemicals)	1,116	70,777
M&T Bank Corp. (Banks)	360	36,968
Macy’s, Inc. (Retail)	1,152	45,516
Marathon Oil Corp. (Oil & Gas)	2,052	68,968
Marathon Petroleum Corp. (Oil & Gas)	972	72,132
Marriott International, Inc. - Class A (Lodging)	721	28,810
Marsh & McLennan Cos., Inc. (Insurance)	1,584	56,200
Masco Corp. (Building Materials)	1,044	19,199
MasterCard, Inc. - Class A (Commercial Services)	324	167,962
Mattel, Inc. (Toys/Games/Hobbies)	1,008	37,931
McCormick & Co., Inc. (Food)	396	24,691
McDonald’s Corp. (Retail)	2,916	277,865
McGraw-Hill Cos., Inc. (Media)	792	45,556
McKesson Corp. (Pharmaceuticals)	684	71,977
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	576	43,776
MeadWestvaco Corp. (Forest Products & Paper)	504	15,800
Medtronic, Inc. (Healthcare - Products)	2,952	137,563
Merck & Co., Inc. (Pharmaceuticals)	8,820	381,465
MetLife, Inc. (Insurance)	3,168	118,293
MetroPCS Communications, Inc.* (Telecommunications)	936	9,388
Microchip Technology, Inc. (Semiconductors)	576	19,267
Micron Technology, Inc.* (Semiconductors)	2,952	22,317
Microsoft Corp. (Software)	21,996	604,230
Molex, Inc. (Electrical Components & Equipment)	396	10,755
Molson Coors Brewing Co. - Class B (Beverages)	468	21,144
Mondelez International, Inc. - Class A (Food)	5,148	143,063
Monsanto Co. (Chemicals)	1,548	156,889
Monster Beverage Corp.* (Beverages)	432	20,693
Moody’s Corp. (Commercial Services)	576	31,576
Morgan Stanley Dean Witter & Co. (Banks)	3,996	91,309
Motorola Solutions, Inc. (Telecommunications)	828	48,347
Murphy Oil Corp. (Oil & Gas)	540	32,141
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,188	33,585
Nabors Industries, Ltd.* (Oil & Gas)	828	13,803
NASDAQ Stock Market, Inc. (Diversified Financial Services)	324	9,176
National Oilwell Varco, Inc. (Oil & Gas Services)	1,224	90,747
NetApp, Inc.* (Computers)	1,044	37,584
Netflix, Inc.* (Internet)	144	23,795
Newell Rubbermaid, Inc. (Housewares)	828	19,441
Newfield Exploration Co.* (Oil & Gas)	396	11,682
Newmont Mining Corp. (Mining)	1,440	61,862
News Corp. - Class A (Media)	5,868	162,778
NextEra Energy, Inc. (Electric)	1,224	88,189
NIKE, Inc. - Class B (Apparel)	2,088	112,857
NiSource, Inc. (Gas)	900	24,327
Noble Corp. (Oil & Gas)	720	29,160
Noble Energy, Inc. (Oil & Gas)	504	54,326
Nordstrom, Inc. (Retail)	432	23,859
Norfolk Southern Corp. (Transportation)	900	61,983
Northeast Utilities System (Electric)	900	36,657
Northern Trust Corp. (Banks)	648	33,353
Northrop Grumman Corp. (Aerospace/Defense)	720	46,829
NRG Energy, Inc. (Electric)	936	22,464
Nucor Corp. (Iron/Steel)	936	43,065
NVIDIA Corp. (Semiconductors)	1,800	22,068
NYSE Euronext (Diversified Financial Services)	720	24,890
Occidental Petroleum Corp. (Oil & Gas)	2,340	206,552
Omnicom Group, Inc. (Advertising)	756	41,035
ONEOK, Inc. (Pipelines)	576	27,078
Oracle Corp. (Software)	10,908	387,343
O’Reilly Automotive, Inc.* (Retail)	324	30,019
Owens-Illinois, Inc.* (Packaging & Containers)	468	11,138
PACCAR, Inc. (Auto Manufacturers)	1,008	47,436
Pall Corp. (Miscellaneous Manufacturing)	324	22,129
Parker Hannifin Corp. (Miscellaneous Manufacturing)	432	40,163
Patterson Cos., Inc. (Healthcare - Products)	252	9,105
Paychex, Inc. (Commercial Services)	936	30,542
Peabody Energy Corp. (Coal)	792	19,919
Pentair, Ltd. (Miscellaneous Manufacturing)	612	31,016
People’s United Financial, Inc. (Savings & Loans)	1,008	12,409
Pepco Holdings, Inc. (Electric)	684	13,352
PepsiCo, Inc. (Beverages)	4,500	327,825
PerkinElmer, Inc. (Electronics)	324	11,418
Perrigo Co. (Pharmaceuticals)	252	25,329
PetSmart, Inc. (Retail)	324	21,193
Pfizer, Inc. (Pharmaceuticals)	21,384	583,355
PG&E Corp. (Electric)	1,260	53,726
Philip Morris International, Inc. (Agriculture)	4,860	428,458
Phillips 66 (Oil & Gas)	1,800	109,026

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Pinnacle West Capital Corp. (Electric)	324	$17,295
Pioneer Natural Resources Co. (Oil & Gas)	360	42,314
Pitney Bowes, Inc. (Office/Business Equipment)	576	8,300
Plum Creek Timber Co., Inc. (Forest Products & Paper)	468	22,548
PNC Financial Services Group (Banks)	1,548	95,666
PPG Industries, Inc. (Chemicals)	432	59,560
PPL Corp. (Electric)	1,692	51,251
Praxair, Inc. (Chemicals)	864	95,360
Precision Castparts Corp. (Metal Fabricate/Hardware)	432	79,229
Priceline.com, Inc.* (Internet)	144	98,708
Principal Financial Group, Inc. (Insurance)	792	24,560
Procter & Gamble Co. (Cosmetics/Personal Care)	7,920	595,267
Progressive Corp. (Insurance)	1,620	36,434
Prologis, Inc. (REIT)	1,332	53,147
Prudential Financial, Inc. (Insurance)	1,332	77,096
Public Service Enterprise Group, Inc. (Electric)	1,476	46,022
Public Storage, Inc. (REIT)	432	66,498
PulteGroup, Inc.* (Home Builders)	972	20,159
QEP Resources, Inc. (Oil & Gas)	504	14,792
Qualcomm, Inc. (Telecommunications)	4,932	325,659
Quanta Services, Inc.* (Commercial Services)	612	17,730
Quest Diagnostics, Inc. (Healthcare - Services)	468	27,121
Ralph Lauren Corp. (Apparel)	180	29,966
Range Resources Corp. (Oil & Gas)	468	31,436
Raytheon Co. (Aerospace/Defense)	972	51,205
Red Hat, Inc.* (Software)	576	32,003
Regions Financial Corp. (Banks)	4,104	31,929
Republic Services, Inc. (Environmental Control)	864	27,553
Reynolds American, Inc. (Agriculture)	936	41,165
Robert Half International, Inc. (Commercial Services)	396	13,955
Rockwell Automation, Inc. (Machinery - Diversified)	396	35,319
Rockwell Collins, Inc. (Aerospace/Defense)	396	23,316
Roper Industries, Inc. (Machinery - Diversified)	288	33,826
Ross Stores, Inc. (Retail)	648	38,686
Rowan Cos. PLC* - Class A (Oil & Gas)	360	12,413
Ryder System, Inc. (Transportation)	144	8,176
Safeway, Inc. (Food)	684	13,167
SAIC, Inc. (Commercial Services)	828	10,019
Salesforce.com, Inc.* (Software)	396	68,163
SanDisk Corp.* (Computers)	684	34,193
SCANA Corp. (Electric)	396	18,537
Schlumberger, Ltd. (Oil & Gas Services)	3,852	300,650
Scripps Networks Interactive - Class A (Media)	252	15,566
Seagate Technology PLC (Computers)	972	33,029
Sealed Air Corp. (Packaging & Containers)	576	10,783
Sempra Energy (Gas)	648	48,632
Sherwin-Williams Co. (Chemicals)	252	40,859
Sigma-Aldrich Corp. (Chemicals)	360	27,839
Simon Property Group, Inc. (REIT)	900	144,161
SLM Corp. (Diversified Financial Services)	1,332	22,497
Snap-on, Inc. (Hand/Machine Tools)	180	14,584
Southern Co. (Electric)	2,520	111,460
Southwest Airlines Co. (Airlines)	2,160	24,214
Southwestern Energy Co.* (Oil & Gas)	1,008	34,574
Spectra Energy Corp. (Pipelines)	1,944	54,004
Sprint Nextel Corp.* (Telecommunications)	8,712	49,049
St. Jude Medical, Inc. (Healthcare - Products)	900	36,630
Stanley Black & Decker, Inc. (Hand/Machine Tools)	504	38,722
Staples, Inc. (Retail)	1,944	26,205
Starbucks Corp. (Retail)	2,160	121,219
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	576	35,371
State Street Corp. (Banks)	1,332	74,126
Stericycle, Inc.* (Environmental Control)	252	23,776
Stryker Corp. (Healthcare - Products)	828	51,874
SunTrust Banks, Inc. (Banks)	1,548	43,917
Symantec Corp.* (Internet)	2,016	43,888
Sysco Corp. (Food)	1,692	53,755
T. Rowe Price Group, Inc. (Diversified Financial Services)	756	54,016
Target Corp. (Retail)	1,872	113,088
TE Connectivity, Ltd. (Electronics)	1,224	47,589
TECO Energy, Inc. (Electric)	576	10,236
Tenet Healthcare Corp.* (Healthcare - Services)	324	12,581
Teradata Corp.* (Computers)	504	33,597
Teradyne, Inc.* (Semiconductors)	540	8,726
Tesoro Petroleum Corp. (Oil & Gas)	396	19,281
Texas Instruments, Inc. (Semiconductors)	3,240	107,180
Textron, Inc. (Miscellaneous Manufacturing)	828	23,813
The ADT Corp. (Commercial Services)	684	32,490
The AES Corp. (Electric)	1,800	19,512
The Charles Schwab Corp. (Diversified Financial Services)	3,168	52,367
The Chubb Corp. (Insurance)	756	60,714
The Dow Chemical Co. (Chemicals)	3,492	112,442
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	684	41,676
The Gap, Inc. (Retail)	864	28,236
The Goldman Sachs Group, Inc. (Banks)	1,296	191,627
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	720	9,907
The Hershey Co. (Food)	432	34,322
The Home Depot, Inc. (Retail)	4,356	291,503
The Interpublic Group of Cos., Inc. (Advertising)	1,260	15,259

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
The JM Smucker Co. - Class A (Food)	324	$28,716
The Limited, Inc. (Retail)	684	32,846
The Mosaic Co. (Chemicals)	792	48,510
The Travelers Cos., Inc. (Insurance)	1,116	87,561
The Williams Cos., Inc. (Pipelines)	1,944	68,138
Thermo Fisher Scientific, Inc. (Electronics)	1,044	75,314
Tiffany & Co. (Retail)	360	23,670
Time Warner Cable, Inc. (Media)	864	77,190
Time Warner, Inc. (Media)	2,736	138,223
TJX Cos., Inc. (Retail)	2,124	95,962
Torchmark Corp. (Insurance)	288	16,044
Total System Services, Inc. (Commercial Services)	468	10,881
TripAdvisor, Inc.* (Internet)	324	14,995
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,368	41,355
Tyson Foods, Inc. - Class A (Food)	828	18,315
U.S. Bancorp (Banks)	5,472	181,123
Union Pacific Corp. (Transportation)	1,368	179,837
United Parcel Service, Inc. - Class B (Transportation)	2,088	165,558
United States Steel Corp. (Iron/Steel)	432	9,655
United Technologies Corp. (Aerospace/Defense)	2,448	214,371
UnitedHealth Group, Inc. (Healthcare - Services)	2,952	162,980
UnumProvident Corp. (Insurance)	792	18,462
Urban Outfitters, Inc.* (Retail)	324	13,864
V.F. Corp. (Apparel)	252	37,190
Valero Energy Corp. (Oil & Gas)	1,620	70,843
Varian Medical Systems, Inc.* (Healthcare - Products)	324	22,891
Ventas, Inc. (REIT)	864	57,275
VeriSign, Inc.* (Internet)	468	20,316
Verizon Communications, Inc. (Telecommunications)	8,280	361,091
Viacom, Inc. - Class B (Media)	1,332	80,386
Visa, Inc. - Class A (Commercial Services)	1,512	238,760
Vornado Realty Trust (REIT)	504	42,568
Vulcan Materials Co. (Mining)	360	20,362
W.W. Grainger, Inc. (Distribution/Wholesale)	180	39,208
Walgreen Co. (Retail)	2,484	99,261
Wal-Mart Stores, Inc. (Retail)	4,860	339,957
Walt Disney Co. (Media)	5,148	277,375
Washington Post Co. - Class B (Media)	36	13,884
Waste Management, Inc. (Environmental Control)	1,260	45,839
Waters Corp.* (Electronics)	252	23,076
WellPoint, Inc. (Healthcare - Services)	864	56,004
Wells Fargo & Co. (Banks)	14,220	495,283
Western Digital Corp. (Computers)	648	30,456
Western Union Co. (Commercial Services)	1,728	24,589
Weyerhaeuser Co. (REIT)	1,584	47,710
Whirlpool Corp. (Home Furnishings)	216	24,922
Whole Foods Market, Inc. (Food)	504	48,510
Windstream Corp. (Telecommunications)	1,692	16,480
Wisconsin Energy Corp. (Electric)	684	26,970
WPX Energy, Inc.* (Oil & Gas)	576	8,657
Wyndham Worldwide Corp. (Lodging)	396	22,093
Wynn Resorts, Ltd. (Lodging)	216	27,048
Xcel Energy, Inc. (Electric)	1,404	39,003
Xerox Corp. (Office/Business Equipment)	3,672	29,413
Xilinx, Inc. (Semiconductors)	756	27,586
XL Group PLC (Insurance)	864	23,950
Xylem, Inc. (Machinery - Diversified)	540	15,082
Yahoo!, Inc.* (Internet)	3,024	59,361
YUM! Brands, Inc. (Retail)	1,296	84,162
Zimmer Holdings, Inc. (Healthcare - Products)	504	37,598
Zions Bancorp (Banks)	540	12,593
TOTAL COMMON STOCKS (Cost $27,116,199)		38,854,199

Repurchase Agreements(a)(b)(57.5%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%-0.10%, dated 1/31/13, due 2/1/13, total to be received $52,015,085	$52,015,000	$52,015,000
TOTAL REPURCHASE AGREEMENTS (Cost $52,015,000)		52,015,000
TOTAL INVESTMENT SECURITIES (Cost $79,131,199) - 100.5%		90,869,199
Net other assets (liabilities) - (0.5)%		(483,907)
NET ASSETS - 100.0%		$90,385,292

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $5,672,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 3/18/13 (Underlying notional amount at value $7,472,500)	100	$367,074

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$26,947,351	$(27,902)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	17,357,225	(21,051)
		$(48,953)

Bull ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Advertising	$56,294	0.1%
Aerospace/Defense	637,094	0.7%
Agriculture	763,888	0.8%
Airlines	24,214	NM
Apparel	222,241	0.2%
Auto Components	33,402	NM
Auto Manufacturers	190,559	0.3%
Auto Parts & Equipment	95,500	0.1%
Banks	2,879,264	3.2%
Beverages	912,438	1.1%
Biotechnology	678,639	0.8%
Building Materials	19,199	NM
Chemicals	983,242	0.9%
Coal	40,227	NM
Commercial Services	722,746	0.7%
Computers	2,563,751	2.9%
Cosmetics/Personal Care	797,490	1.0%
Distribution/Wholesale	125,596	0.2%
Diversified Financial Services	701,041	0.8%
Electric	1,189,894	1.4%
Electrical Components & Equipment	206,150	0.2%
Electronics	266,914	0.3%
Energy - Alternate Sources	5,072	NM
Engineering & Construction	47,660	0.1%
Entertainment	11,620	NM
Environmental Control	97,168	0.1%
Food	743,604	0.8%
Forest Products & Paper	90,538	0.1%
Gas	111,521	0.1%
Hand/Machine Tools	53,306	NM
Healthcare - Products	1,325,924	1.5%
Healthcare - Services	461,680	0.5%
Holding Companies - Diversified	14,659	NM
Home Builders	59,190	0.1%
Home Furnishings	32,982	NM
Household Products/Wares	145,257	0.1%
Housewares	19,441	NM
Insurance	1,598,572	1.9%
Internet	1,360,777	1.5%
Iron/Steel	77,750	0.1%
Leisure Time	84,149	0.1%
Lodging	113,322	0.1%
Machinery - Construction & Mining	208,195	0.2%
Machinery - Diversified	273,033	0.3%
Media	1,336,473	1.5%
Metal Fabricate/Hardware	79,229	0.1%
Mining	207,306	0.2%
Miscellaneous Manufacturing	1,443,795	1.6%
Office/Business Equipment	37,713	NM
Oil & Gas	3,503,932	3.9%
Oil & Gas Services	635,550	0.7%
Packaging & Containers	51,430	0.1%
Pharmaceuticals	2,147,286	2.3%
Pipelines	217,997	0.2%
Real Estate	18,645	NM
REIT	817,608	1.0%
Retail	2,457,360	2.7%
Savings & Loans	24,105	NM
Semiconductors	761,482	0.8%
Software	1,421,328	1.6%
Telecommunications	1,957,780	2.2%
Textiles	13,692	NM
Toys/Games/Hobbies	50,039	0.1%
Transportation	626,246	0.7%
Other**	51,531,093	57.0%
Total	$90,385,292	100.0%

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks (41.4%)

	Shares	Value
3D Systems Corp.* (Computers)	246	$14,230
8x8, Inc.* (Telecommunications)	738	4,886
AAR Corp. (Aerospace/Defense)	369	6,956
Abaxis, Inc. (Healthcare - Products)	123	4,763
ABIOMED, Inc.* (Healthcare - Products)	205	2,860
ABM Industries, Inc. (Commercial Services)	533	11,683
Acacia Research Corp.* (Media)	328	8,374
Acadia Healthcare Co., Inc.* (Healthcare - Services)	205	5,242
Acadia Realty Trust (REIT)	287	7,502
Acco Brands Corp.* (Household Products/Wares)	902	7,514
Accretive Health, Inc.* (Commercial Services)	451	5,822
Accuray, Inc.* (Healthcare - Products)	574	2,933
Accuride Corp.* (Auto Parts & Equipment)	574	2,158
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	451	4,050
ACI Worldwide, Inc.* (Software)	205	9,746
Acorda Therapeutics, Inc.* (Biotechnology)	246	7,104
Actuant Corp. - Class A (Miscellaneous Manufacturing)	492	14,504
Acuity Brands, Inc. (Electrical Components & Equipment)	246	16,924
Acxiom Corp.* (Software)	574	10,177
ADTRAN, Inc. (Telecommunications)	410	8,282
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	287	4,405
Advent Software, Inc.* (Software)	164	4,043
Advisory Board Co.* (Commercial Services)	205	11,117
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	246	6,964
Aegion Corp.* (Engineering & Construction)	205	4,822
Aeropostale, Inc.* (Retail)	492	6,657
Aerovironment, Inc.* (Aerospace/Defense)	205	4,438
AFC Enterprises, Inc.* (Retail)	205	5,957
Affymetrix, Inc.* (Biotechnology)	287	5,398
Air Methods Corp. (Healthcare - Services)	246	10,755
Aircastle, Ltd. (Trucking & Leasing)	533	7,355
Akorn, Inc.* (Pharmaceuticals)	533	6,977
Alaska Air Group, Inc.* (Airlines)	410	18,913
Albany International Corp. - Class A (Machinery - Diversified)	328	8,220
Align Technology, Inc.* (Healthcare - Products)	410	12,858
Alkermes PLC* (Pharmaceuticals)	820	18,900
Allegiant Travel Co. (Airlines)	82	6,107
ALLETE, Inc. (Electric)	369	17,026
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	328	7,915
Alterra Capital Holdings, Ltd. (Insurance)	533	16,241
Altra Holdings, Inc. (Machinery - Diversified)	205	4,910
AMCOL International Corp. (Mining)	123	3,632
Amedisys, Inc.* (Healthcare - Services)	246	2,736
American Assets Trust, Inc. (REIT)	369	10,664
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	451	5,268
American Equity Investment Life Holding Co. (Insurance)	820	11,054
American Greetings Corp. - Class A (Household Products/Wares)	246	3,936
American Public Education, Inc.* (Commercial Services)	123	4,739
American Science & Engineering, Inc. (Electronics)	82	5,542
American States Water Co. (Water)	164	8,290
American Vanguard Corp. (Chemicals)	246	8,339
Ameristar Casinos, Inc. (Lodging)	205	5,433
Amkor Technology, Inc.* (Semiconductors)	738	3,417
AmSurg Corp.* (Healthcare - Services)	164	5,118
AmTrust Financial Services, Inc. (Insurance)	246	8,177
Analogic Corp. (Electronics)	82	6,248
Angie’s List, Inc.* (Internet)	369	4,631
Anixter International, Inc. (Telecommunications)	164	11,034
ANN, Inc.* (Retail)	328	10,116
Annie’s, Inc.* (Food)	82	2,941
Antares Pharma, Inc.* (Pharmaceuticals)	943	3,593
Anworth Mortgage Asset Corp. (REIT)	738	4,620
Apogee Enterprises, Inc. (Building Materials)	287	7,017
Apollo Investment Corp. (Investment Companies)	1,066	9,594
Applied Industrial Technologies, Inc. (Machinery - Diversified)	328	14,419
Applied Micro Circuits Corp.* (Semiconductors)	656	5,622
Approach Resources, Inc.* (Oil & Gas)	205	5,451
Arabian American Development Co.* (Oil & Gas)	287	2,270
Arbitron, Inc. (Commercial Services)	123	5,769
Arch Coal, Inc. (Coal)	1,189	8,466
Arctic Cat, Inc.* (Leisure Time)	82	2,963
Arena Pharmaceuticals, Inc.* (Biotechnology)	902	7,613
Argo Group International Holdings, Ltd. (Insurance)	164	5,919
Arkansas Best Corp. (Transportation)	287	3,019
Arlington Asset Investment Corp. - Class A (Investment Companies)	205	4,791
Array BioPharma, Inc.* (Pharmaceuticals)	984	3,710
Arris Group, Inc.* (Telecommunications)	902	14,900
ArthroCare Corp.* (Healthcare - Products)	164	5,975
Aruba Networks, Inc.* (Telecommunications)	615	14,169
Asbury Automotive Group, Inc.* (Retail)	205	7,290
Ashford Hospitality Trust (REIT)	492	5,702
Aspen Technology, Inc.* (Software)	574	17,564

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Assisted Living Concepts, Inc. - class A (Healthcare - Services)	246	$2,416
Associated Estates Realty Corp. (REIT)	492	7,946
Astec Industries, Inc. (Machinery - Construction & Mining)	164	5,792
Astex Pharmaceuticals, Inc.* (Biotechnology)	1,763	5,906
Astoria Financial Corp. (Savings & Loans)	779	7,588
athenahealth, Inc.* (Software)	164	14,181
Atlantic Power Corp. (Electric)	574	7,054
Atlantic Tele-Network, Inc. (Telecommunications)	123	5,323
Atlas Air Worldwide Holdings, Inc.* (Transportation)	164	7,395
ATMI, Inc.* (Semiconductors)	205	4,184
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	246	4,526
AVANIR Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	1,312	3,831
Aveo Phamaceuticals, Inc.* (Biotechnology)	328	2,594
Avis Budget Group, Inc.* (Commercial Services)	615	13,241
Avista Corp. (Electric)	369	9,542
Axiall Corp. (Chemicals)	205	11,517
B&G Foods, Inc. - Class A (Food)	328	10,397
Badger Meter, Inc. (Electronics)	82	4,058
Balchem Corp. (Chemicals)	164	6,134
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	205	4,756
BancorpSouth, Inc. (Banks)	779	11,296
Bank of the Ozarks, Inc. (Banks)	205	7,446
Bankrate, Inc.* (Internet)	410	5,072
Banner Corp. (Banks)	164	4,953
Barnes & Noble, Inc.* (Retail)	205	2,735
Barnes Group, Inc. (Miscellaneous Manufacturing)	369	8,819
BBCN Bancorp, Inc. (Banks)	779	9,417
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	246	8,890
bebe Stores, Inc. (Retail)	656	2,742
Belden, Inc. (Electrical Components & Equipment)	287	13,819
Benchmark Electronics, Inc.* (Electronics)	574	10,079
Berry Petroleum Co. - Class A (Oil & Gas)	328	12,077
BGC Partners, Inc. - Class A (Diversified Financial Services)	697	2,781
Bill Barrett Corp.* (Oil & Gas)	328	5,238
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	164	4,554
BioScrip, Inc.* (Pharmaceuticals)	451	5,065
BJ’s Restaurants, Inc.* (Retail)	123	3,932
Black Box Corp. (Telecommunications)	123	2,882
Black Hills Corp. (Electric)	492	19,853
Blackbaud, Inc. (Software)	205	5,109
BlackRock Kelso Capital Corp. (Investment Companies)	410	4,375
Blount International, Inc.* (Miscellaneous Manufacturing)	533	9,088
Blucora, Inc.* (Internet)	246	3,656
Blyth, Inc. (Household Products/Wares)	82	1,149
Bob Evans Farms, Inc. (Retail)	123	5,445
Boise, Inc. (Forest Products & Paper)	574	4,736
Boston Beer Co., Inc.* - Class A (Beverages)	41	5,754
Boston Private Financial Holdings, Inc. (Banks)	451	4,172
Bottomline Technologies, Inc.* (Software)	287	8,346
Boulder Brands, Inc.* (Food)	492	6,608
Boyd Gaming Corp.* (Lodging)	574	4,024
Brady Corp. - Class A (Electronics)	410	14,305
Bridgepoint Education, Inc.* (Commercial Services)	287	3,028
Briggs & Stratton Corp. (Machinery - Diversified)	492	11,675
Bristow Group, Inc. (Transportation)	205	11,681
BroadSoft, Inc.* (Internet)	164	5,571
Brookline Bancorp, Inc. (Savings & Loans)	615	5,418
Brooks Automation, Inc. (Semiconductors)	410	3,838
Brown Shoe Co., Inc. (Retail)	328	5,655
Brunswick Corp. (Leisure Time)	451	16,307
Buckeye Technologies, Inc. (Forest Products & Paper)	205	5,894
Buffalo Wild Wings, Inc.* (Retail)	123	9,047
C&J Energy Services, Inc.* (Oil & Gas Services)	328	7,514
Cabela’s, Inc.* (Retail)	328	16,932
Cabot Microelectronics Corp. (Semiconductors)	164	6,061
CACI International, Inc.* - Class A (Computers)	164	8,795
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	861	4,073
Caesars Entertainment Corp.* (Lodging)	328	2,640
Calgon Carbon Corp.* (Environmental Control)	533	8,549
California Water Service Group (Water)	492	9,594
Calix, Inc.* (Telecommunications)	369	3,004
Callaway Golf Co. (Leisure Time)	492	3,228
Cal-Maine Foods, Inc. (Food)	82	3,418
Cambrex Corp.* (Biotechnology)	369	4,336
Campus Crest Communities, Inc. (REIT)	410	4,953
Cantel Medical Corp. (Healthcare - Products)	164	5,151
Capstead Mortgage Corp. (REIT)	615	7,614
Cardtronics, Inc.* (Commercial Services)	246	6,369
Career Education Corp.* (Commercial Services)	697	2,412
Carrizo Oil & Gas, Inc.* (Oil & Gas)	246	5,284
Casey’s General Stores, Inc. (Retail)	246	13,464
Cash America International, Inc. (Retail)	205	9,822
Cathay Bancorp, Inc. (Banks)	902	17,507
Cavium, Inc.* (Semiconductors)	328	10,969

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Cbeyond, Inc.* (Telecommunications)	492	$4,330
CBIZ, Inc.* (Commercial Services)	533	3,230
CEC Entertainment, Inc. (Retail)	123	4,054
Cedar Realty Trust, Inc. (REIT)	779	4,292
Centene Corp.* (Healthcare - Services)	287	12,387
Central Garden & Pet Co.* - Class A (Household Products/Wares)	492	4,733
Central Pacific Financial Corp.* (Banks)	369	5,945
Century Aluminum Co.* (Mining)	656	5,648
Cepheid, Inc.* (Healthcare - Products)	410	14,850
CEVA, Inc.* (Semiconductors)	205	3,112
CH Energy Group, Inc. (Electric)	82	5,330
Chart Industries, Inc.* (Machinery - Diversified)	164	10,855
Checkpoint Systems, Inc.* (Electronics)	410	4,945
Chemed Corp. (Commercial Services)	82	6,195
Chemtura Corp.* (Chemicals)	656	15,560
Chesapeake Lodging Trust (REIT)	246	5,252
CIBER, Inc.* (Computers)	697	2,356
Ciena Corp.* (Telecommunications)	492	7,705
Cincinnati Bell, Inc.* (Telecommunications)	1,025	4,869
CIRCOR International, Inc. (Metal Fabricate/Hardware)	164	6,806
Cirrus Logic, Inc.* (Semiconductors)	328	9,259
Citizens Republic Bancorp, Inc.* (Banks)	410	8,372
City Holding Co. (Banks)	82	3,099
Clarcor, Inc. (Miscellaneous Manufacturing)	328	16,551
Clayton Williams Energy, Inc.* (Oil & Gas)	123	4,902
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	410	5,252
Clearwater Paper Corp.* (Forest Products & Paper)	123	5,573
Cleco Corp. (Electric)	328	14,022
Cloud Peak Energy, Inc.* (Coal)	451	7,897
Clovis Oncology, Inc.* (Pharmaceuticals)	123	2,428
CNO Financial Group, Inc. (Insurance)	1,312	13,474
Coeur d’Alene Mines Corp.* (Mining)	615	13,346
Cogent Communications Group, Inc. (Internet)	287	7,109
Cognex Corp. (Machinery - Diversified)	287	11,383
Cohen & Steers, Inc. (Diversified Financial Services)	123	4,045
Coherent, Inc. (Electronics)	164	9,087
Coinstar, Inc.* (Retail)	164	8,344
Colonial Properties Trust (REIT)	492	10,780
Colony Financial, Inc. (REIT)	574	12,352
Columbia Banking System, Inc. (Banks)	369	7,454
Columbia Sportswear Co. (Apparel)	123	6,284
Community Bank System, Inc. (Banks)	410	11,644
Community Trust Bancorp, Inc. (Banks)	82	2,764
CommVault Systems, Inc.* (Software)	246	18,875
comScore, Inc.* (Internet)	246	3,624
Comstock Resources, Inc.* (Oil & Gas)	328	4,786
Comverse Technology, Inc. (Telecommunications)	1,312	5,720
Conceptus, Inc.* (Healthcare - Products)	164	3,388
CONMED Corp. (Healthcare - Products)	164	4,817
Consolidated Communications Holdings, Inc. (Telecommunications)	369	6,351
Constant Contact, Inc.* (Internet)	164	2,470
Convergys Corp. (Commercial Services)	902	15,352
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	369	9,395
Cornerstone OnDemand, Inc.* (Software)	287	9,379
CoStar Group, Inc.* (Commercial Services)	123	11,535
Cousins Properties, Inc. (REIT)	615	5,474
Cracker Barrel Old Country Store, Inc. (Retail)	123	7,973
Cray, Inc.* (Computers)	287	5,330
Credit Acceptance Corp.* (Diversified Financial Services)	41	4,082
CreXus Investment Corp. (REIT)	656	8,718
Crocs, Inc.* (Apparel)	533	7,920
CSG Systems International, Inc.* (Software)	328	6,176
CubeSmart (REIT)	656	10,004
Cubic Corp. (Aerospace/Defense)	164	7,708
Cubist Pharmaceuticals, Inc.* (Biotechnology)	369	15,883
Curis, Inc.* (Biotechnology)	738	2,347
Curtiss-Wright Corp. (Aerospace/Defense)	328	11,693
CVB Financial Corp. (Banks)	820	9,019
CVR Energy, Inc.* (Oil & Gas)	164	9,635
Cyberonics, Inc.* (Healthcare - Products)	123	5,333
Cymer, Inc.* (Electronics)	164	16,887
Dana Holding Corp. (Auto Parts & Equipment)	656	10,549
Darling International, Inc.* (Environmental Control)	861	14,525
DCT Industrial Trust, Inc. (REIT)	984	6,947
DealerTrack Holdings, Inc.* (Internet)	246	7,768
Delek US Holdings, Inc. (Oil & Gas)	205	6,964
Deltic Timber Corp. (Forest Products & Paper)	41	2,975
Deluxe Corp. (Commercial Services)	492	18,102
Demand Media, Inc.* (Media)	451	3,811
Dendreon Corp.* (Biotechnology)	902	5,304
DepoMed, Inc.* (Pharmaceuticals)	697	4,886
Dexcom, Inc.* (Healthcare - Products)	451	6,869
DFC Global Corp.* (Commercial Services)	369	7,107
DiamondRock Hospitality Co. (REIT)	1,066	9,722
Dice Holdings, Inc.* (Internet)	410	3,858
Digital River, Inc.* (Internet)	328	4,763
DigitalGlobe, Inc.* (Telecommunications)	287	8,027
Dime Community Bancshares, Inc. (Savings & Loans)	246	3,397
DineEquity, Inc.* (Retail)	82	6,007
Diodes, Inc.* (Semiconductors)	410	7,798
Dole Food Co., Inc.* (Food)	492	5,481
Domino’s Pizza, Inc. (Retail)	369	17,184

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Dorman Products, Inc. (Auto Parts & Equipment)	205	$7,099
Douglas Dynamics, Inc. (Auto Parts & Equipment)	328	4,323
Dril-Quip, Inc.* (Oil & Gas Services)	205	16,624
Duff & Phelps Corp. - Class A (Diversified Financial Services)	246	3,909
DuPont Fabros Technology, Inc. (REIT)	451	10,662
DXP Enterprises, Inc.* (Machinery - Diversified)	82	4,666
Dycom Industries, Inc.* (Engineering & Construction)	287	6,021
Dynavax Technologies Corp.* (Biotechnology)	1,230	3,801
Dynex Capital, Inc. (REIT)	533	5,389
E.W. Scripps Co.* (Media)	369	4,055
Eagle Materials, Inc. (Building Materials)	246	15,934
EarthLink, Inc. (Internet)	656	4,461
EastGroup Properties, Inc. (REIT)	205	11,488
Ebix, Inc. (Software)	287	4,690
Echo Global Logistics, Inc.* (Transportation)	205	3,807
Education Realty Trust, Inc. (REIT)	615	6,611
El Paso Electric Co. (Electric)	492	16,575
Electronics for Imaging, Inc.* (Computers)	328	7,419
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	205	7,874
Ellie Mae, Inc.* (Diversified Financial Services)	205	4,106
EMCOR Group, Inc. (Engineering & Construction)	451	16,385
Emergent Biosolutions, Inc.* (Biotechnology)	287	4,606
Empire District Electric Co. (Electric)	492	10,435
Employers Holdings, Inc. (Insurance)	246	5,242
Emulex Corp.* (Semiconductors)	697	5,325
Encore Capital Group, Inc.* (Diversified Financial Services)	205	6,168
Encore Wire Corp. (Electrical Components & Equipment)	164	5,350
Endologix, Inc.* (Healthcare - Products)	369	5,657
Energy XXI (Bermuda), Ltd. (Oil & Gas)	328	10,273
EnerSys* (Electrical Components & Equipment)	287	11,747
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	123	5,471
Entegris, Inc.* (Semiconductors)	984	9,702
Entropic Communications, Inc.* (Semiconductors)	738	3,867
Enzon Pharmaceuticals, Inc. (Biotechnology)	615	3,044
EPL Oil & Gas, Inc.* (Oil & Gas)	246	6,017
EPR Properties (REIT)	369	17,290
Equity One, Inc. (REIT)	656	14,832
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	123	5,064
Esterline Technologies Corp.* (Aerospace/Defense)	164	10,888
Ethan Allen Interiors, Inc. (Home Furnishings)	164	4,741
Euronet Worldwide, Inc.* (Commercial Services)	410	10,033
EverBank Financial Corp. (Savings & Loans)	574	8,375
Evercore Partners, Inc. - Class A (Diversified Financial Services)	287	10,998
Exact Sciences Corp.* (Biotechnology)	451	4,970
ExactTarget, Inc.* (Internet)	246	5,410
ExamWorks Group, Inc.* (Commercial Services)	287	4,153
Exelixis, Inc.* (Biotechnology)	861	4,012
Exlservice Holdings, Inc.* (Commercial Services)	246	7,296
Exponent, Inc.* (Engineering & Construction)	82	4,009
Express, Inc.* (Retail)	533	9,797
Exterran Holdings, Inc.* (Oil & Gas Services)	451	10,481
Extreme Networks, Inc.* (Telecommunications)	943	3,480
EZCORP, Inc.* - Class A (Retail)	246	5,461
F.N.B. Corp. (Banks)	1,148	13,305
Fabrinet* (Miscellaneous Manufacturing)	246	3,601
Fair Isaac Corp. (Software)	164	7,391
FARO Technologies, Inc.* (Electronics)	82	2,723
FBL Financial Group, Inc. - Class A (Insurance)	164	5,729
Federal Signal Corp.* (Miscellaneous Manufacturing)	533	4,285
Federal-Mogul Corp.* (Auto Parts & Equipment)	410	3,829
FEI Co. (Electronics)	205	12,497
FelCor Lodging Trust, Inc.* (REIT)	697	3,750
Ferro Corp.* (Chemicals)	738	3,764
Fifth & Pacific Cos., Inc.* (Retail)	574	8,667
Fifth Street Finance Corp. (Investment Companies)	533	5,783
Financial Engines, Inc.* (Diversified Financial Services)	246	8,183
Finisar Corp.* (Telecommunications)	533	8,261
First American Financial Corp. (Insurance)	779	18,610
First BanCorp.* (Banks)	1,189	6,100
First Cash Financial Services, Inc.* (Retail)	123	6,557
First Commonwealth Financial Corp. (Banks)	902	6,377
First Financial Bancorp (Banks)	410	6,269
First Financial Bankshares, Inc. (Banks)	164	6,734
First Industrial Realty Trust, Inc.* (REIT)	656	10,280
First Midwest Bancorp, Inc. (Banks)	615	7,792
First Potomac Realty Trust (REIT)	533	7,302
First Solar, Inc.* (Energy - Alternate Sources)	410	11,554
FirstMerit Corp. (Banks)	738	11,240

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Flotek Industries, Inc.* (Oil & Gas Services)	369	$4,967
Forest Oil Corp.* (Oil & Gas)	902	6,278
FormFactor, Inc.* (Semiconductors)	451	2,255
Forum Energy Technologies, Inc.* (Oil & Gas Services)	369	9,413
Forward Air Corp. (Transportation)	123	4,565
Francesca’s Holdings Corp.* (Retail)	205	5,822
Franklin Street Properties Corp. (REIT)	451	5,863
Fred’s, Inc. (Retail)	246	3,252
Fresh Del Monte Produce, Inc. (Food)	410	10,804
FTI Consulting, Inc.* (Commercial Services)	328	10,660
Fuller (H.B.) Co. (Chemicals)	410	16,023
GasLog, Ltd. (Transportation)	410	5,215
Generac Holdings, Inc. (Electrical Components & Equipment)	246	9,147
Genesco, Inc.* (Retail)	164	10,222
Genesee & Wyoming, Inc.* - Class A (Transportation)	246	20,807
Genomic Health, Inc.* (Healthcare - Products)	164	4,600
GeoEye, Inc.* (Telecommunications)	287	10,283
Getty Realty Corp. (REIT)	246	4,644
Glacier Bancorp, Inc. (Banks)	492	7,665
Glatfelter (Forest Products & Paper)	574	10,665
Glimcher Realty Trust (REIT)	738	8,207
Global Cash Access Holdings, Inc.* (Commercial Services)	574	4,334
Global Power Equipment Group, Inc. (Machinery - Diversified)	164	2,691
Globe Specialty Metals, Inc. (Mining)	451	6,837
Glu Mobile, Inc.* (Software)	656	1,699
Gold Resource Corp. (Mining)	205	2,809
Government Properties Income Trust (REIT)	369	9,170
GP Strategies Corp.* (Miscellaneous Manufacturing)	164	3,510
Grand Canyon Education, Inc.* (Commercial Services)	369	8,804
Granite Construction, Inc. (Engineering & Construction)	328	11,926
Graphic Packaging Holding Co.* (Packaging & Containers)	943	6,610
Great Lakes Dredge & Dock Co. (Commercial Services)	492	4,615
Greatbatch, Inc.* (Healthcare - Products)	328	8,705
Green Dot Corp.* - Class A (Commercial Services)	246	3,296
Greenhill & Co., Inc. (Diversified Financial Services)	246	14,489
Group 1 Automotive, Inc. (Retail)	164	11,109
GSI Group, Inc.* (Electronics)	287	2,727
GT Advanced Technologies, Inc.* (Semiconductors)	738	2,332
Guidewire Software, Inc.* (Software)	164	5,432
GulfMark Offshore, Inc. - Class A (Transportation)	164	5,701
Gulfport Energy Corp.* (Oil & Gas)	328	13,536
H&E Equipment Services, Inc. (Commercial Services)	246	4,743
Haemonetics Corp.* (Healthcare - Products)	328	13,756
Halcon Resources Corp.* (Oil & Gas)	779	5,952
Halozyme Therapeutics, Inc.* (Biotechnology)	574	3,840
Hancock Holding Co. (Banks)	533	16,106
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	287	8,246
Harbinger Group, Inc.* (Holding Companies - Diversified)	615	5,043
Harmonic, Inc.* (Telecommunications)	1,107	5,790
Harris Teeter Supermarkets, Inc. (Food)	328	13,608
Harvest Natural Resources, Inc.* (Oil & Gas)	492	4,566
Hawaiian Telcom Holdco, Inc.* (Telecommunications)	205	4,104
Headwaters, Inc.* (Energy - Alternate Sources)	615	5,756
Healthcare Realty Trust, Inc. (REIT)	451	11,491
Healthcare Services Group, Inc. (Commercial Services)	615	14,852
HEALTHSOUTH Corp.* (Healthcare - Services)	656	15,652
HealthStream, Inc.* (Internet)	123	3,048
Heartland Express, Inc. (Transportation)	615	8,505
Heartland Payment Systems, Inc. (Commercial Services)	328	10,417
HeartWare International, Inc.* (Healthcare - Products)	82	7,411
Hecla Mining Co. (Mining)	1,804	9,471
HEICO Corp. (Aerospace/Defense)	328	14,878
Helen of Troy, Ltd.* (Household Products/Wares)	164	5,937
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	697	16,533
Hercules Offshore, Inc.* (Oil & Gas)	1,517	9,982
Hercules Technology Growth Capital, Inc. (Private Equity)	369	4,513
Herman Miller, Inc. (Office Furnishings)	410	10,127
Hersha Hospitality Trust (REIT)	943	4,979
Hexcel Corp.* (Miscellaneous Manufacturing)	615	16,476
HFF, Inc. - Class A (Real Estate)	246	4,290
Hibbett Sports, Inc.* (Retail)	123	6,477
Higher One Holdings, Inc.* (Diversified Financial Services)	328	3,454
Highwoods Properties, Inc. (REIT)	369	13,284
Hillenbrand, Inc. (Commercial Services)	656	16,236
Hilltop Holdings, Inc.* (Insurance)	328	4,310
Hittite Microwave Corp.* (Semiconductors)	164	10,066
HMS Holdings Corp.* (Commercial Services)	533	14,529

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
HNI Corp. (Office Furnishings)	246	$7,766
Home Bancshares, Inc. (Banks)	123	4,271
Horace Mann Educators Corp. (Insurance)	410	8,913
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	205	7,546
HSN, Inc. (Retail)	246	14,662
Hub Group, Inc.* - Class A (Transportation)	246	9,055
Hudson Pacific Properties, Inc. (REIT)	451	9,665
Huron Consulting Group, Inc.* (Commercial Services)	164	5,592
IBERIABANK Corp. (Banks)	246	12,667
ICF International, Inc.* (Commercial Services)	164	3,754
Iconix Brand Group, Inc.* (Apparel)	410	9,861
ICU Medical, Inc.* (Healthcare - Products)	123	7,435
IDACORP, Inc. (Electric)	328	15,222
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	533	2,532
iGATE Corp.* (Computers)	205	3,583
II-VI, Inc.* (Electronics)	451	7,676
ImmunoGen, Inc.* (Biotechnology)	492	7,045
Impax Laboratories, Inc.* (Pharmaceuticals)	492	9,919
Imperva, Inc.* (Software)	164	5,625
Infinera Corp.* (Telecommunications)	984	7,016
Infoblox, Inc.* (Software)	164	3,091
Inland Real Estate Corp. (REIT)	779	7,073
InnerWorkings, Inc.* (Software)	328	4,562
Innophos Holdings, Inc. (Chemicals)	123	6,220
Innospec, Inc. (Chemicals)	164	6,601
Insight Enterprises, Inc.* (Computers)	246	4,822
Insperity, Inc. (Commercial Services)	246	8,273
Insulet Corp.* (Healthcare - Products)	328	7,567
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	123	5,184
Integrated Device Technology, Inc.* (Semiconductors)	902	6,521
InterDigital, Inc. (Telecommunications)	287	12,452
Interface, Inc. (Office Furnishings)	574	9,632
Intermec, Inc.* (Machinery - Diversified)	656	6,481
InterMune, Inc.* (Biotechnology)	451	4,442
International Bancshares Corp. (Banks)	369	7,214
International Rectifier Corp.* (Semiconductors)	738	14,383
International Speedway Corp. - Class A (Entertainment)	287	7,867
Intersections, Inc. (Commercial Services)	205	2,128
Intersil Corp. - Class A (Semiconductors)	943	8,157
Interval Leisure Group, Inc. (Leisure Time)	246	4,871
Intralinks Holdings, Inc.* (Internet)	738	4,775
Invacare Corp. (Healthcare - Products)	328	5,159
InvenSense, Inc.* (Electronics)	287	4,190
Invesco Mortgage Capital, Inc. (REIT)	697	15,125
Investment Technology Group, Inc.* (Diversified Financial Services)	492	4,979
Investors Bancorp, Inc. (Savings & Loans)	697	12,302
ION Geophysical Corp.* (Oil & Gas Services)	779	5,297
IPC The Hospitalist Co.* (Healthcare - Services)	123	5,245
Iridium Communications, Inc.* (Telecommunications)	533	3,731
iRobot Corp.* (Machinery - Diversified)	164	3,752
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	533	6,833
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	779	11,319
Ixia* (Telecommunications)	328	6,229
J & J Snack Foods Corp. (Food)	82	5,588
j2 Global, Inc. (Computers)	410	13,046
Jack in the Box, Inc.* (Retail)	328	9,522
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	451	5,890
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	246	13,871
JetBlue Airways Corp.* (Airlines)	1,189	6,908
Jive Software, Inc.* (Software)	164	2,514
Jos. A. Bank Clothiers, Inc.* (Retail)	123	4,986
K12, Inc.* (Commercial Services)	205	3,784
Kaiser Aluminum Corp. (Mining)	82	5,097
Kaman Corp. (Aerospace/Defense)	123	4,470
KapStone Paper & Packaging Corp. (Forest Products & Paper)	369	8,856
Kaydon Corp. (Metal Fabricate/Hardware)	369	9,151
KB Home (Home Builders)	369	7,037
KBW, Inc. (Diversified Financial Services)	369	5,856
Kennedy-Wilson Holdings, Inc. (Real Estate)	410	6,146
Key Energy Services, Inc.* (Oil & Gas Services)	1,025	8,333
Keynote Systems, Inc. (Internet)	246	3,838
Knight Capital Group, Inc.* - Class A (Diversified Financial Services)	779	2,898
Knight Transportation, Inc. (Transportation)	779	12,425
Knoll, Inc. (Office Furnishings)	451	7,478
Kodiak Oil & Gas Corp.* (Oil & Gas)	1,353	12,447
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	123	4,989
Korn/Ferry International* (Commercial Services)	492	8,453
Kraton Performance Polymers, Inc.* (Chemicals)	246	6,458
Krispy Kreme Doughnuts, Inc.* (Retail)	656	8,528
Laclede Group, Inc. (Gas)	164	6,547
Lakeland Bancorp, Inc. (Banks)	246	2,399
Lancaster Colony Corp. (Food)	82	5,860
LaSalle Hotel Properties (REIT)	533	14,551
Lattice Semiconductor Corp.* (Semiconductors)	943	4,196
La-Z-Boy, Inc. (Home Furnishings)	410	6,413
Leap Wireless International, Inc.* (Telecommunications)	451	2,607

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares		Value
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	451		$4,064
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	2,296		4,890
Lexington Realty Trust (REIT)	779		8,569
Life Time Fitness, Inc.* (Leisure Time)	246		12,480
Ligand Phamaceuticals, Inc.* - Class B (Biotechnology)	205		4,121
Lindsay Manufacturing Co. (Machinery - Diversified)	123		11,444
Lions Gate Entertainment Corp.* (Entertainment)	492		9,013
Liquidity Services, Inc.* (Internet)	164		5,227
Lithia Motors, Inc. - Class A (Retail)	164		7,096
Littelfuse, Inc. (Electrical Components & Equipment)	123		7,874
Live Nation, Inc.* (Commercial Services)	820		8,413
LivePerson, Inc.* (Computers)	369		4,934
LogMeIn, Inc.* (Telecommunications)	164		3,723
Loral Space & Communications, Inc. (Telecommunications)	82		4,813
Louisiana-Pacific Corp.* (Building Materials)	656		12,746
LSB Industries, Inc.* (Miscellaneous Manufacturing)	164		6,790
LTC Properties, Inc. (REIT)	164		6,107
LTX-Credence Corp.* (Semiconductors)	492		3,021
Lufkin Industries, Inc. (Oil & Gas Services)	164		9,497
Lumber Liquidators Holdings, Inc.* (Retail)	164		9,706
Luminex Corp.* (Healthcare - Products)	205		3,768
M.D.C. Holdings, Inc. (Home Builders)	164		6,448
Magellan Health Services, Inc.* (Healthcare - Services)	164		8,413
magicJack VocalTec, Ltd.* (Internet)	164		2,157
Magnum Hunter Resources Corp.* (Oil & Gas)	1,230		4,969
Main Street Capital Corp. (Investment Companies)	246		7,830
MAKO Surgical Corp.* (Healthcare - Products)	205		2,376
Manhattan Associates, Inc.* (Computers)	123		8,427
MannKind Corp.* (Pharmaceuticals)	1,517		3,671
ManTech International Corp. - Class A (Software)	205		5,057
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	246		6,093
MarketAxess Holdings, Inc. (Diversified Financial Services)	287		10,851
Marriott Vacations Worldwide Corp.* (Entertainment)	205		9,098
Masimo Corp. (Healthcare - Products)	410		8,323
MasTec, Inc.* (Engineering & Construction)	533		15,084
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	164		5,373
MAXIMUS, Inc. (Commercial Services)	246		16,868
MB Financial, Inc. (Banks)	287		6,420
McEwen Mining, Inc.* (Mining)	1,886		5,903
McGrath Rentcorp (Commercial Services)	164		4,902
McMoRan Exploration Co.* (Oil & Gas)	615		9,723
Meadowbrook Insurance Group, Inc. (Insurance)	369		2,314
Measurement Specialties, Inc.* (Electronics)	123		4,342
MedAssets, Inc.* (Software)	410		8,016
Medical Properties Trust, Inc. (REIT)	779		10,478
Medidata Solutions, Inc.* (Software)	123		5,755
Medley Capital Corp. (Private Equity)	410		6,232
MEMC Electronic Materials, Inc.* (Semiconductors)	1,435		5,970
Mentor Graphics Corp.* (Computers)	533		9,130
Meredith Corp. (Media)	287		10,407
Meridian Bioscience, Inc. (Healthcare - Products)	205		4,295
Merit Medical Systems, Inc.* (Healthcare - Products)	410		5,687
Meritage Homes Corp.* (Home Builders)	164		7,255
Meritor, Inc.* (Auto Parts & Equipment)	697		3,178
MetroCorp Bancshares, Inc.* (Banks)	369		3,720
MGIC Investment Corp.* (Insurance)	2,009		5,585
Micrel, Inc. (Semiconductors)	451		4,695
Microsemi Corp.* (Semiconductors)	451		9,435
MicroStrategy, Inc.* - Class A (Software)	41		4,111
Millennial Media, Inc.* (Advertising)	246		2,839
Mine Safety Appliances Co. (Environmental Control)	205		9,475
Minerals Technologies, Inc. (Chemicals)	164		6,785
MIPS Technologies, Inc.* (Semiconductors)	492		3,867
Mistras Group, Inc.* (Engineering & Construction)	164		3,611
MKS Instruments, Inc. (Semiconductors)	246		6,839
Mobile Mini, Inc.* (Storage/Warehousing)	369		8,856
Molina Healthcare, Inc.* (Healthcare - Services)	164		4,708
Momenta Pharmaceuticals, Inc.* (Biotechnology)	369		4,653
Monmouth Real Estate Investment Corp. - Class A (REIT)	410		4,453
Monolithic Power Systems, Inc. (Semiconductors)	205		4,777
Monotype Imaging Holdings, Inc. (Software)	205		3,706
Monro Muffler Brake, Inc. (Commercial Services)	205		7,425
Monster Worldwide, Inc.* (Commercial Services)	779		4,518
Montpelier Re Holdings, Ltd. (Insurance)	533		12,995
Moog, Inc.* - Class A (Aerospace/Defense)	164		7,183
Move, Inc.* (Internet)	0	†	2
MTS Systems Corp. (Computers)	82		4,662
Mueller Industries, Inc. (Metal Fabricate/Hardware)	246		13,126

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	1,148	$6,785
Multi-Color Corp. (Commercial Services)	164	3,929
Multimedia Games Holding Co., Inc.* (Entertainment)	246	4,167
MVC Capital, Inc. (Investment Companies)	246	2,994
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	41	4,605
Myers Industries, Inc. (Miscellaneous Manufacturing)	205	3,030
MYR Group, Inc.* (Engineering & Construction)	205	4,602
Nanometrics, Inc.* (Semiconductors)	246	3,840
Nash Finch Co. (Food)	164	3,406
National CineMedia, Inc. (Entertainment)	369	5,638
National Financial Partners* (Diversified Financial Services)	287	5,054
National Health Investors, Inc. (REIT)	164	10,439
National Penn Bancshares, Inc. (Banks)	1,025	9,994
Nationstar Mortgage Holdings, Inc.* (Diversified Financial Services)	287	10,359
Navigant Consulting Co.* (Commercial Services)	574	6,618
NBT Bancorp, Inc. (Banks)	205	4,252
Nektar Therapeutics* (Pharmaceuticals)	738	6,325
Nelnet, Inc. - Class A (Diversified Financial Services)	205	6,238
Neogen Corp.* (Pharmaceuticals)	123	5,718
NETGEAR, Inc.* (Telecommunications)	246	8,637
NetScout Systems, Inc.* (Computers)	246	6,403
Netspend Holdings, Inc.* (Diversified Financial Services)	410	4,444
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	697	6,315
Neutral Tandem, Inc. (Telecommunications)	246	681
New Jersey Resources Corp. (Gas)	246	10,339
NewLink Genetics Corp.* (Biotechnology)	205	2,429
Newpark Resources, Inc.* (Oil & Gas Services)	697	6,008
Newport Corp.* (Electronics)	287	4,139
NIC, Inc. (Internet)	451	7,351
NN, Inc.* (Metal Fabricate/Hardware)	287	2,658
Northern Oil & Gas, Inc.* (Oil & Gas)	369	6,103
Northwest Bancshares, Inc. (Savings & Loans)	943	11,505
Northwest Natural Gas Co. (Gas)	205	9,311
NorthWestern Corp. (Electric)	410	15,166
NPS Pharmaceuticals, Inc.* (Biotechnology)	738	6,524
NuVasive, Inc.* (Healthcare - Products)	287	4,945
NxStage Medical, Inc.* (Healthcare - Products)	328	3,838
Oasis Petroleum, Inc.* (Oil & Gas)	451	16,181
Ocwen Financial Corp.* (Diversified Financial Services)	779	30,358
OCZ Technology Group, Inc.* (Computers)	697	1,568
Odyssey Marine Exploration, Inc.* (Commercial Services)	820	2,522
Office Depot, Inc.* (Retail)	2,214	9,587
OfficeMax, Inc. (Retail)	779	8,398
Old Dominion Freight Line, Inc.* (Transportation)	369	13,756
Old National Bancorp (Banks)	656	8,764
Olin Corp. (Chemicals)	574	13,351
OM Group, Inc.* (Chemicals)	287	7,927
OMEGA Healthcare Investors, Inc. (REIT)	738	18,864
Omeros Corp.* (Biotechnology)	328	1,791
OmniVision Technologies, Inc.* (Semiconductors)	287	4,411
On Assignment, Inc.* (Commercial Services)	369	9,022
Oncothyreon, Inc.* (Biotechnology)	656	1,299
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	246	3,360
OpenTable, Inc.* (Internet)	123	6,481
Opko Health, Inc.* (Pharmaceuticals)	943	6,054
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	287	2,663
Orbital Sciences Corp.* (Aerospace/Defense)	451	6,630
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	533	3,049
Oriental Financial Group, Inc. (Banks)	451	6,481
Orient-Express Hotels, Ltd.* - Class A (Lodging)	697	8,098
Oritani Financial Corp. (Savings & Loans)	410	6,207
Ormat Technologies, Inc. (Electric)	164	3,487
Orthofix International N.V.* (Healthcare - Products)	123	4,692
OSI Systems, Inc.* (Electronics)	123	6,699
Otter Tail Corp. (Electric)	205	5,510
Owens & Minor, Inc. (Distribution/Wholesale)	328	10,040
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	205	3,973
PacWest Bancorp (Banks)	287	7,887
Papa John’s International, Inc.* (Retail)	123	6,900
PAREXEL International Corp.* (Commercial Services)	369	12,491
Park Electrochemical Corp. (Electronics)	123	3,215
Park National Corp. (Banks)	82	5,367
Parker Drilling Co.* (Oil & Gas)	779	4,378
PDC Energy, Inc.* (Oil & Gas)	205	7,591
PDL BioPharma, Inc. (Biotechnology)	738	5,077
Pebblebrook Hotel Trust (REIT)	451	11,234
Pegasystems, Inc. (Software)	164	3,944
Penn Virginia Corp. (Oil & Gas)	451	1,935
Pennsylvania REIT (REIT)	369	6,804
PennyMac Mortgage Investment Trust (REIT)	410	10,906
Penske Automotive Group, Inc. (Retail)	451	14,847
Perficient, Inc.* (Internet)	410	4,904
Pharmacyclics, Inc.* (Pharmaceuticals)	328	22,739

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
PharMerica Corp.* (Pharmaceuticals)	328	$4,749
PHH Corp.* (Commercial Services)	369	8,074
Photronics, Inc.* (Semiconductors)	533	3,193
Piedmont Natural Gas Co., Inc. (Gas)	410	13,022
Pier 1 Imports, Inc. (Retail)	533	11,561
Pilgrim’s Pride Corp.* (Food)	779	6,583
Pinnacle Entertainment, Inc.* (Entertainment)	410	6,376
Pinnacle Financial Partners, Inc.* (Banks)	328	7,042
Pioneer Energy Services Corp.* (Oil & Gas Services)	574	4,351
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	205	7,940
Plantronics, Inc. (Telecommunications)	246	10,116
Platinum Underwriters Holdings, Ltd. (Insurance)	328	15,983
Plexus Corp.* (Electronics)	246	6,278
PNM Resources, Inc. (Electric)	820	17,516
PolyOne Corp. (Chemicals)	451	9,850
Pool Corp. (Distribution/Wholesale)	123	5,636
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	123	13,155
Portland General Electric Co. (Electric)	574	16,485
Post Holdings, Inc.* (Food)	246	9,346
Potlatch Corp. (REIT)	205	8,895
Power Integrations, Inc. (Semiconductors)	205	7,667
Power-One, Inc.* (Electrical Components & Equipment)	656	2,637
Preferred Bank* (Banks)	246	3,697
Premiere Global Services, Inc.* (Telecommunications)	533	4,994
Prestige Brands Holdings, Inc.* (Household Products/Wares)	410	8,795
PriceSmart, Inc. (Retail)	164	12,630
Primerica, Inc. (Insurance)	697	22,917
Primoris Services Corp. (Holding Companies - Diversified)	369	7,077
Primus Telecommunications Group, Inc. (Telecommunications)	246	2,627
PrivateBancorp, Inc. (Banks)	533	9,152
Progress Software Corp.* (Software)	410	9,623
Prospect Capital Corp. (Investment Companies)	697	7,862
Prosperity Bancshares, Inc. (Banks)	451	20,344
Proto Labs, Inc.* (Miscellaneous Manufacturing)	123	5,059
Provident Financial Services, Inc. (Savings & Loans)	451	6,688
PS Business Parks, Inc. (REIT)	164	11,703
PSS World Medical, Inc.* (Healthcare - Products)	369	10,675
PTC, Inc.* (Software)	697	16,157
QLIK Technologies, Inc.* (Software)	574	12,750
QLogic Corp.* (Semiconductors)	779	8,997
Quad Graphics, Inc. (Commercial Services)	246	5,338
Quaker Chemical Corp. (Chemicals)	82	4,688
Quality Systems, Inc. (Software)	246	4,487
Quanex Building Products Corp. (Building Materials)	287	5,929
Quantum Corp.* (Computers)	1,845	2,509
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	328	8,357
Quicksilver Resources, Inc.* (Oil & Gas)	820	2,247
Quidel Corp.* (Healthcare - Products)	205	4,600
QuinStreet, Inc.* (Internet)	492	2,775
Radian Group, Inc. (Insurance)	1,230	7,909
RadioShack Corp. (Retail)	1,271	4,182
Rambus, Inc.* (Semiconductors)	902	4,925
Raven Industries, Inc. (Miscellaneous Manufacturing)	164	4,417
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	123	6,486
RealD, Inc.* (Computers)	328	3,733
RealPage, Inc.* (Software)	287	6,699
Redwood Trust, Inc. (REIT)	574	10,963
Regis Corp. (Retail)	533	9,461
Rent-A-Center, Inc. (Commercial Services)	369	13,166
Resolute Energy Corp.* (Oil & Gas)	615	5,234
Resolute Forest Products, Inc.* (Forest Products & Paper)	738	10,066
Resources Connection, Inc. (Commercial Services)	410	5,006
Responsys, Inc.* (Internet)	410	3,128
Retail Opportunity Investments Corp. (REIT)	533	6,956
Rex Energy Corp.* (Oil & Gas)	369	4,845
Rexnord Corp.* (Metal Fabricate/Hardware)	328	6,553
RF Micro Devices, Inc.* (Telecommunications)	1,476	7,380
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	574	3,765
RLI Corp. (Insurance)	123	8,488
RLJ Lodging Trust (REIT)	820	17,146
Robbins & Myers, Inc. (Machinery - Diversified)	287	16,726
Rockwell Medical, Inc.* (Healthcare - Products)	287	1,756
Rofin-Sinar Technologies, Inc.* (Electronics)	205	5,254
Rogers Corp.* (Electronics)	82	3,843
Rosetta Resources, Inc.* (Oil & Gas)	246	13,042
Roundy’s, Inc. (Retail)	451	2,625
Rouse Properties, Inc. (REIT)	410	7,487
RPX Corp.* (Commercial Services)	287	2,993
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	287	8,151
Ryman Hospitality Properties, Inc. (Lodging)	205	8,194
S&T Bancorp, Inc. (Banks)	164	3,024
Sabra Health Care REIT, Inc. (REIT)	246	6,172
Saks, Inc.* (Retail)	1,025	11,080
Sanderson Farms, Inc. (Food)	123	6,209

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Sanmina Corp.* (Electronics)	656	$6,245
Santarus, Inc.* (Pharmaceuticals)	451	6,025
Sapient Corp.* (Internet)	861	10,426
Sauer-Danfoss, Inc. (Machinery - Diversified)	123	6,601
ScanSource, Inc.* (Distribution/Wholesale)	164	4,766
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	205	5,961
Scholastic Corp. (Media)	205	6,080
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	164	6,681
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	533	2,788
Scientific Games Corp.* - Class A (Entertainment)	533	4,738
Seattle Genetics, Inc.* (Biotechnology)	533	15,698
Select Comfort Corp.* (Home Furnishings)	328	7,223
Select Income REIT (REIT)	205	5,160
Select Medical Holdings Corp. (Healthcare - Services)	492	4,792
Selective Insurance Group, Inc. (Insurance)	451	9,250
SemGroup Corp.* - Class A (Pipelines)	287	12,387
Semtech Corp.* (Semiconductors)	328	9,892
Sensient Technologies Corp. (Chemicals)	369	14,059
Sequenom, Inc.* (Biotechnology)	1,025	4,254
ServiceSource International, Inc.* (Commercial Services)	410	2,481
Shenandoah Telecommunications Co. (Telecommunications)	246	3,606
SHFl Entertainment, Inc.* (Entertainment)	328	4,854
Shutterfly, Inc.* (Internet)	205	6,781
Silicon Graphics International Corp.* (Computers)	451	6,558
Silicon Image, Inc.* (Semiconductors)	738	3,579
Simpson Manufacturing Co., Inc. (Building Materials)	246	7,975
Six Flags Entertainment Corp. (Entertainment)	246	15,484
Skechers U.S.A., Inc.* - Class A (Apparel)	246	4,674
SkyWest, Inc. (Airlines)	492	6,219
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	574	4,936
Smith Corp. (Miscellaneous Manufacturing)	410	28,404
Snyders-Lance, Inc. (Food)	492	12,511
Solar Capital, Ltd. (Investment Companies)	246	6,216
Solazyme, Inc.* (Energy - Alternate Sources)	246	1,931
Sonic Automotive, Inc. (Retail)	533	12,936
Sonic Corp.* (Retail)	451	5,033
Sonus Networks, Inc.* (Telecommunications)	2,050	4,654
Sotheby’s - Class A (Commercial Services)	369	13,254
Sourcefire, Inc.* (Internet)	164	6,986
South Jersey Industries, Inc. (Gas)	205	11,127
Southwest Gas Corp. (Gas)	246	10,957
Sovran Self Storage, Inc. (REIT)	164	10,699
Spansion, Inc.* - Class A (Computers)	492	5,658
Spectrum Brands Holdings, Inc. (Household Products/Wares)	369	18,686
Spectrum Pharmaceuticals, Inc. (Pharmaceuticals)	451	5,687
Spirit Airlines, Inc.* (Airlines)	287	5,565
SS&C Technologies Holdings, Inc.* (Software)	451	10,206
STAG Industrial, Inc. (REIT)	410	8,085
Stage Stores, Inc. (Retail)	246	5,621
Standard Motor Products, Inc. (Auto Parts & Equipment)	246	5,710
Standard Pacific Corp.* (Home Builders)	738	6,125
Star Scientific, Inc.* (Agriculture)	1,189	2,497
Starwood Property Trust, Inc. (REIT)	820	21,024
State Auto Financial Corp. (Insurance)	123	1,872
State Bank Finacial Corp. (Banks)	205	3,272
STEC, Inc.* (Computers)	574	2,904
Steelcase, Inc. - Class A (Office Furnishings)	943	12,852
Stepan Co. (Chemicals)	82	4,810
STERIS Corp. (Healthcare - Products)	410	15,470
Steven Madden, Ltd.* (Apparel)	205	9,446
Stifel Financial Corp.* (Diversified Financial Services)	328	12,087
Stillwater Mining Co.* (Mining)	820	11,037
Stone Energy Corp.* (Oil & Gas)	287	6,458
Strategic Hotels & Resorts, Inc.* (REIT)	1,230	8,991
Strayer Education, Inc. (Commercial Services)	82	4,666
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	123	6,244
Sun Communities, Inc. (REIT)	164	7,044
SunCoke Energy, Inc.* (Coal)	451	7,478
SunPower Corp.* (Electrical Components & Equipment)	738	5,749
Sunstone Hotel Investors, Inc.* (REIT)	861	9,962
Super Micro Computer, Inc.* (Computers)	246	3,045
SUPERVALU, Inc. (Food)	1,681	6,573
Susquehanna Bancshares, Inc. (Banks)	1,394	15,919
Susser Holdings Corp.* (Retail)	123	5,149
Swift Energy Co.* (Oil & Gas)	328	4,943
Swift Transportation Co.* (Transportation)	615	8,400
Swisher Hygiene, Inc.* (Commercial Services)	1,722	2,583
Sykes Enterprises, Inc.* (Computers)	287	4,621
Symetra Financial Corp. (Insurance)	902	12,583
Symmetry Medical, Inc.* (Healthcare - Products)	451	4,830
Synageva BioPharma Corp.* (Pharmaceuticals)	123	5,690
Synaptics, Inc.* (Computers)	328	11,507
Synchronoss Technologies, Inc.* (Software)	246	5,857
SYNNEX Corp.* (Software)	246	8,844

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	533	$5,970
Syntel, Inc. (Computers)	82	4,780
Take-Two Interactive Software, Inc.* (Software)	574	6,986
TAL International Group, Inc. (Trucking & Leasing)	205	8,590
Tangoe, Inc.* (Software)	246	3,555
Targa Resources Corp. (Oil & Gas Services)	164	9,899
Team Health Holdings, Inc.* (Commercial Services)	328	11,109
Team, Inc.* (Commercial Services)	123	5,389
Teledyne Technologies, Inc.* (Aerospace/Defense)	164	11,195
TeleTech Holdings, Inc.* (Commercial Services)	410	7,667
Tellabs, Inc. (Telecommunications)	2,829	6,450
Tennant Co. (Machinery - Diversified)	123	5,663
Tenneco, Inc.* (Auto Parts & Equipment)	287	10,033
Tessera Technologies, Inc. (Semiconductors)	410	7,196
Tetra Tech, Inc.* (Environmental Control)	615	17,626
TETRA Technologies, Inc.* (Oil & Gas Services)	738	6,273
Texas Capital Bancshares, Inc.* (Banks)	287	11,882
Texas Industries, Inc.* (Building Materials)	205	11,652
Texas Roadhouse, Inc. (Retail)	369	6,491
Textainer Group Holdings, Ltd. (Trucking & Leasing)	123	5,098
The Active Network, Inc.* (Internet)	451	2,494
The Andersons, Inc. (Agriculture)	123	5,799
The Brink’s Co. (Miscellaneous Manufacturing)	451	13,449
The Buckle, Inc. (Retail)	164	7,672
The Cato Corp. - Class A (Retail)	164	4,521
The Cheesecake Factory, Inc. (Retail)	287	9,517
The Chefs’ Warehouse, Inc.* (Food)	164	2,721
The Children’s Place Retail Stores, Inc.* (Retail)	164	8,174
The Corporate Executive Board Co. (Commercial Services)	205	10,273
The Ensign Group, Inc. (Healthcare - Services)	123	3,513
The Finish Line, Inc. - Class A (Retail)	328	6,114
The Geo Group, Inc. (Commercial Services)	656	21,400
The Greenbrier Cos., Inc.* (Trucking & Leasing)	205	4,086
The Hain Celestial Group, Inc.* (Food)	205	11,683
The Jones Group, Inc. (Apparel)	738	8,856
The Medicines Co.* (Biotechnology)	246	7,350
The Men’s Wearhouse, Inc. (Retail)	246	7,466
The Middleby Corp.* (Machinery - Diversified)	82	11,592
The New York Times Co.* - Class A (Media)	656	5,812
The Ryland Group, Inc. (Home Builders)	205	8,144
The Ultimate Software Group, Inc.* (Software)	123	12,489
The Warnaco Group, Inc.* (Apparel)	246	18,010
Theravance, Inc.* (Pharmaceuticals)	410	9,123
Thermon Group Holdings, Inc.* (Oil & Gas Services)	164	3,969
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	369	1,705
Titan International, Inc. (Auto Parts & Equipment)	287	6,971
Titan Machinery, Inc.* (Distribution/Wholesale)	123	3,556
TiVo, Inc.* (Home Furnishings)	656	8,751
TNS, Inc.* (Commercial Services)	164	3,436
Tootsie Roll Industries, Inc. (Food)	246	6,667
Tornier N.V.* (Healthcare - Products)	164	2,827
Tower Group, Inc. (Insurance)	369	7,122
TowneBank (Banks)	246	3,732
TreeHouse Foods, Inc.* (Food)	205	10,851
Trex Co., Inc.* (Building Materials)	123	5,197
Triangle Capital Corp. (Investment Companies)	287	7,818
TriMas Corp.* (Miscellaneous Manufacturing)	246	7,599
TriQuint Semiconductor, Inc.* (Semiconductors)	1,066	5,597
Trius Therapeutics, Inc.* (Biotechnology)	533	2,750
True Religion Apparel, Inc. (Apparel)	164	3,888
TrueBlue, Inc.* (Commercial Services)	492	8,457
TrustCo Bank Corp. NY (Banks)	615	3,253
Trustmark Corp. (Banks)	451	10,432
TTM Technologies, Inc.* (Electronics)	656	5,228
Tumi Holdings, Inc.* (Household Products/Wares)	205	4,610
Tutor Perini Corp.* (Engineering & Construction)	369	6,122
Two Harbors Investment Corp. (REIT)	574	7,129
Tyler Technologies, Inc.* (Software)	164	8,864
UIL Holdings Corp. (Electric)	369	13,730
Ultratech Stepper, Inc.* (Semiconductors)	164	6,680
UMB Financial Corp. (Banks)	287	12,705
Umpqua Holdings Corp. (Banks)	861	10,883
UniFirst Corp. (Textiles)	82	6,703
Unisys Corp.* (Computers)	246	5,464
United Bankshares, Inc. (Banks)	246	6,271
United Community Banks, Inc.* (Banks)	451	4,731
United Natural Foods, Inc.* (Food)	328	17,704
United Stationers, Inc. (Distribution/Wholesale)	328	10,936
Universal American Corp. (Insurance)	492	4,610
Universal Corp. (Agriculture)	246	13,378
Universal Display Corp.* (Electrical Components & Equipment)	205	5,703
Universal Forest Products, Inc. (Building Materials)	123	5,000

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Universal Technical Institute, Inc. (Commercial Services)	246	$2,780
UNS Energy Corp. (Electric)	246	11,142
US Airways Group, Inc.* (Airlines)	779	11,124
USANA Health Sciences, Inc.* (Pharmaceuticals)	82	2,907
USG Corp.* (Building Materials)	410	12,051
VAALCO Energy, Inc.* (Oil & Gas)	451	3,829
Vail Resorts, Inc. (Entertainment)	205	10,834
Valassis Communications, Inc. (Commercial Services)	287	8,053
ValueClick, Inc.* (Internet)	533	10,910
Vector Group, Ltd. (Agriculture)	574	8,920
Veeco Instruments, Inc.* (Semiconductors)	246	7,737
Verint Systems, Inc.* (Software)	164	5,543
Viad Corp. (Commercial Services)	246	6,868
ViaSat, Inc.* (Telecommunications)	205	7,874
Vical, Inc.* (Biotechnology)	820	2,936
ViewPoint Financial Group, Inc. (Savings & Loans)	287	6,070
VirnetX Holding Corp.* (Internet)	246	8,589
ViroPharma, Inc.* (Pharmaceuticals)	451	12,024
VistaPrint N.V.* (Commercial Services)	246	8,819
Vitamin Shoppe, Inc.* (Retail)	205	12,521
VIVUS, Inc.* (Pharmaceuticals)	533	6,455
Vocera Communications, Inc.* (Computers)	123	3,230
Vocus, Inc.* (Internet)	205	3,596
Volcano Corp.* (Healthcare - Products)	328	8,213
Volterra Semiconductor Corp.* (Semiconductors)	287	4,718
Vonage Holdings Corp.* (Telecommunications)	2,296	5,993
W&T Offshore, Inc. (Oil & Gas)	369	6,494
Wabash National Corp.* (Auto Manufacturers)	533	5,517
Walter Investment Management Corp.* (REIT)	123	5,512
Washington REIT (REIT)	410	11,677
Watsco, Inc. (Distribution/Wholesale)	123	9,268
Watts Water Technologies, Inc. - Class A (Electronics)	287	13,231
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	656	6,344
Web.com Group, Inc.* (Internet)	287	4,649
WebMD Health Corp.* (Internet)	451	7,455
Websense, Inc.* (Internet)	205	2,999
Webster Financial Corp. (Banks)	656	14,596
Weis Markets, Inc. (Food)	82	3,301
WellCare Health Plans, Inc.* (Healthcare - Services)	205	10,396
Werner Enterprises, Inc. (Transportation)	574	13,558
WesBanco, Inc. (Banks)	123	2,852
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	246	3,402
West Pharmaceutical Services, Inc. (Healthcare - Products)	246	14,566
Westamerica Bancorp (Banks)	164	7,285
Western Alliance Bancorp* (Banks)	492	6,052
Western Refining, Inc. (Oil & Gas)	328	11,031
WEX, Inc.* (Commercial Services)	287	22,562
WGL Holdings, Inc. (Gas)	246	10,315
Winnebago Industries, Inc.* (Home Builders)	328	6,140
Wintrust Financial Corp. (Banks)	246	9,119
WisdomTree Investments, Inc.* (Diversified Financial Services)	574	4,965
WMS Industries, Inc.* (Leisure Time)	369	9,133
Wolverine World Wide, Inc. (Apparel)	287	12,341
Woodward, Inc. (Electronics)	328	12,598
World Acceptance Corp.* (Diversified Financial Services)	82	6,359
Worthington Industries, Inc. (Metal Fabricate/Hardware)	574	15,773
Wright Medical Group, Inc.* (Healthcare - Products)	246	5,200
XO Group, Inc.* (Internet)	451	4,339
XPO Logistics, Inc.* (Transportation)	205	3,434
Yelp, Inc.* (Internet)	123	2,613
ZIOPHARM Oncology, Inc.* (Biotechnology)	615	2,442
Zipcar, Inc.* (Commercial Services)	369	4,505
Zumiez, Inc.* (Retail)	164	3,460
TOTAL COMMON STOCKS (Cost $5,625,225)		7,340,485

Repurchase Agreements(a)(b)(59.8%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%-0.10%, dated 1/31/13, due 2/1/13, total to be received $10,577,017	$10,577,000	$10,577,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,577,000)		10,577,000
TOTAL INVESTMENT SECURITIES (Cost $16,202,225) - 101.2%		17,917,485
Net other assets (liabilities) - (1.2)%		(217,331)
NET ASSETS - 100.0%		$17,700,154

†	Number of shares is less than 0.50
*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $967,000.

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 3/18/13 (Underlying notional amount at value $3,690,820)	41	$160,533

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$3,410,801	$(16,868)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	3,211,248	(18,189)
		$(35,057)

Small-Cap ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Advertising	$2,839	NM
Aerospace/Defense	86,039	0.5%
Agriculture	30,594	0.2%
Airlines	54,836	0.3%
Apparel	81,280	0.5%
Auto Manufacturers	5,517	NM
Auto Parts & Equipment	68,513	0.3%
Banks	435,111	2.5%
Beverages	5,754	NM
Biotechnology	173,338	0.9%
Building Materials	83,501	0.5%
Chemicals	142,086	0.9%
Coal	23,841	0.1%
Commercial Services	527,240	3.0%
Computers	148,714	0.8%
Cosmetics/Personal Care	7,874	NM
Distribution/Wholesale	57,697	0.3%
Diversified Financial Services	187,758	1.1%
Electric	198,095	1.1%
Electrical Components & Equipment	83,355	0.5%
Electronics	172,036	0.9%
Energy - Alternate Sources	24,493	0.1%
Engineering & Construction	72,582	0.4%
Entertainment	78,069	0.4%
Environmental Control	50,175	0.3%
Food	162,260	0.9%
Forest Products & Paper	61,790	0.3%
Gas	71,618	0.4%
Healthcare - Products	249,578	1.4%
Healthcare - Services	95,927	0.6%
Holding Companies - Diversified	12,120	0.1%
Home Builders	41,149	0.2%
Home Furnishings	27,128	0.1%
Household Products/Wares	55,360	0.3%
Insurance	212,657	1.2%
Internet	173,916	1.0%
Investment Companies	57,263	0.3%
Iron/Steel	5,961	NM
Leisure Time	48,982	0.3%
Lodging	28,389	0.2%
Machinery - Construction & Mining	5,792	NM
Machinery - Diversified	131,078	0.7%
Media	38,539	0.2%
Metal Fabricate/Hardware	75,489	0.4%
Mining	63,780	0.4%
Miscellaneous Manufacturing	177,659	1.1%
Office Furnishings	47,855	0.3%
Oil & Gas	234,661	1.3%
Oil & Gas Services	126,705	0.7%
Packaging & Containers	6,610	NM
Pharmaceuticals	248,358	1.4%
Pipelines	12,387	0.1%
Private Equity	10,745	0.1%
Real Estate	10,436	0.1%
REIT	566,657	3.2%
Retail	451,166	2.6%
Savings & Loans	67,550	0.4%
Semiconductors	238,100	1.4%
Software	281,249	1.6%
Storage/Warehousing	12,258	0.1%
Telecommunications	236,983	1.4%
Textiles	6,703	NM
Toys/Games/Hobbies	9,954	NM
Transportation	131,323	0.8%
Trucking & Leasing	25,129	0.1%
Water	17,884	0.1%

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

	Value	% of Net Assets
Other**	10,359,669	58.6%
Total	$17,700,154	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks (49.9%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,683	$169,227
Abbott Laboratories (Pharmaceuticals)	4,191	141,991
AbbVie, Inc. (Pharmaceuticals)	4,257	156,189
Abercrombie & Fitch Co. - Class A (Retail)	198	9,900
Accenture PLC - Class A (Computers)	1,683	120,991
ACE, Ltd. (Insurance)	891	76,029
Actavis, Inc.* (Pharmaceuticals)	330	28,509
Adobe Systems, Inc.* (Software)	1,320	49,936
Advanced Micro Devices, Inc.* (Semiconductors)	1,617	4,204
Aetna, Inc. (Healthcare - Services)	891	42,973
AFLAC, Inc. (Insurance)	1,254	66,537
Agilent Technologies, Inc. (Electronics)	924	41,377
AGL Resources, Inc. (Gas)	297	12,415
Air Products & Chemicals, Inc. (Chemicals)	561	49,048
Airgas, Inc. (Chemicals)	198	18,858
Akamai Technologies, Inc.* (Internet)	462	18,808
Alcoa, Inc. (Mining)	2,838	25,088
Alexion Pharmaceuticals, Inc.* (Biotechnology)	528	49,627
Allegheny Technologies, Inc. (Iron/Steel)	297	9,400
Allergan, Inc. (Pharmaceuticals)	825	86,633
Allstate Corp. (Insurance)	1,287	56,499
Altera Corp. (Semiconductors)	858	28,674
Altria Group, Inc. (Agriculture)	5,379	181,165
Amazon.com, Inc.* (Internet)	957	254,083
Ameren Corp. (Electric)	660	21,410
American Electric Power, Inc. (Electric)	1,287	58,288
American Express Co. (Diversified Financial Services)	2,607	153,317
American International Group, Inc.* (Insurance)	3,927	148,559
American Tower Corp. (REIT)	1,056	80,414
Ameriprise Financial, Inc. (Diversified Financial Services)	561	37,206
AmerisourceBergen Corp. (Pharmaceuticals)	627	28,447
Amgen, Inc. (Biotechnology)	2,046	174,851
Amphenol Corp. - Class A (Electronics)	429	28,988
Anadarko Petroleum Corp. (Oil & Gas)	1,320	105,626
Analog Devices, Inc. (Semiconductors)	792	34,563
Aon PLC (Insurance)	858	49,541
Apache Corp. (Oil & Gas)	1,056	88,451
Apartment Investment and Management Co. - Class A (REIT)	396	10,803
Apollo Group, Inc.* - Class A (Commercial Services)	264	5,338
Apple Computer, Inc. (Computers)	2,508	1,141,916
Applied Materials, Inc. (Semiconductors)	3,201	41,325
Archer-Daniels-Midland Co. (Agriculture)	1,749	49,899
Assurant, Inc. (Insurance)	198	7,572
AT&T, Inc. (Telecommunications)	15,114	525,815
Autodesk, Inc.* (Software)	594	23,095
Automatic Data Processing, Inc. (Commercial Services)	1,287	76,306
AutoNation, Inc.* (Retail)	99	4,802
AutoZone, Inc.* (Retail)	99	36,600
AvalonBay Communities, Inc. (REIT)	297	38,548
Avery Dennison Corp. (Household Products/Wares)	264	10,167
Avon Products, Inc. (Cosmetics/Personal Care)	1,155	19,612
Baker Hughes, Inc. (Oil & Gas Services)	1,155	51,652
Ball Corp. (Packaging & Containers)	396	17,630
Bank of America Corp. (Banks)	28,677	324,624
Bank of New York Mellon Corp. (Banks)	3,102	84,250
Bard (C.R.), Inc. (Healthcare - Products)	198	20,210
Baxter International, Inc. (Healthcare - Products)	1,452	98,504
BB&T Corp. (Banks)	1,848	55,957
Beam, Inc. (Beverages)	429	26,315
Becton, Dickinson & Co. (Healthcare - Products)	528	44,373
Bed Bath & Beyond, Inc.* (Retail)	594	34,868
Bemis Co., Inc. (Packaging & Containers)	264	9,420
Berkshire Hathaway, Inc.* - Class B (Insurance)	4,851	470,208
Best Buy Co., Inc. (Retail)	726	11,805
Big Lots, Inc.* (Retail)	165	5,305
Biogen Idec, Inc.* (Biotechnology)	627	97,862
BlackRock, Inc. (Diversified Financial Services)	330	77,972
BMC Software, Inc.* (Software)	363	15,083
Boeing Co. (Aerospace/Defense)	1,815	134,074
BorgWarner, Inc.* (Auto Parts & Equipment)	297	22,031
Boston Properties, Inc. (REIT)	396	41,691
Boston Scientific Corp.* (Healthcare - Products)	3,663	27,363
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,389	158,618
Broadcom Corp. - Class A (Semiconductors)	1,386	44,976
Brown-Forman Corp. (Beverages)	396	25,621
C.H. Robinson Worldwide, Inc. (Transportation)	429	28,378
CA, Inc. (Software)	891	22,115
Cablevision Systems Corp. NY - Class A (Media)	561	8,213
Cabot Oil & Gas Corp. (Oil & Gas)	561	29,610
Cameron International Corp.* (Oil & Gas Services)	660	41,785
Campbell Soup Co. (Food)	462	16,960
Capital One Financial Corp. (Banks)	1,551	87,352
Cardinal Health, Inc. (Pharmaceuticals)	891	39,035
CareFusion Corp.* (Healthcare - Products)	594	18,438
CarMax, Inc.* (Retail)	594	23,415
Carnival Corp. - Class A (Leisure Time)	1,188	46,000
Caterpillar, Inc. (Machinery - Construction & Mining)	1,749	172,085
CBRE Group, Inc.* - Class A (Real Estate)	792	17,091
CBS Corp. - Class B (Media)	1,584	66,084
Celgene Corp.* (Biotechnology)	1,122	111,033

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
CenterPoint Energy, Inc. (Gas)	1,122	$22,934
CenturyLink, Inc. (Telecommunications)	1,650	66,743
Cerner Corp.* (Software)	396	32,690
CF Industries Holdings, Inc. (Chemicals)	165	37,813
Chesapeake Energy Corp. (Oil & Gas)	1,386	27,969
Chevron Corp. (Oil & Gas)	5,214	600,392
Chipotle Mexican Grill, Inc.* (Retail)	99	30,394
CIGNA Corp. (Healthcare - Services)	759	44,280
Cincinnati Financial Corp. (Insurance)	396	16,806
Cintas Corp. (Textiles)	297	12,551
Cisco Systems, Inc. (Telecommunications)	14,124	290,531
Citigroup, Inc. (Banks)	7,788	328,342
Citrix Systems, Inc.* (Software)	495	36,214
Cliffs Natural Resources, Inc. (Iron/Steel)	363	13,544
Clorox Co. (Household Products/Wares)	363	28,463
CME Group, Inc. (Diversified Financial Services)	825	47,718
CMS Energy Corp. (Electric)	693	17,810
Coach, Inc. (Apparel)	759	38,709
Coca-Cola Co. (Beverages)	10,263	382,195
Coca-Cola Enterprises, Inc. (Beverages)	726	25,316
Cognizant Technology Solutions Corp.* (Computers)	792	61,919
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,188	127,556
Comcast Corp. - Class A (Media)	7,062	268,922
Comerica, Inc. (Banks)	495	17,008
Computer Sciences Corp. (Computers)	429	17,932
Comverse, Inc.* (Software)	18	520
ConAgra Foods, Inc. (Food)	1,089	35,599
ConocoPhillips (Oil & Gas)	3,234	187,572
CONSOL Energy, Inc. (Coal)	594	18,616
Consolidated Edison, Inc. (Electric)	792	45,049
Constellation Brands, Inc.* (Beverages)	396	12,815
Corning, Inc. (Telecommunications)	3,927	47,124
Costco Wholesale Corp. (Retail)	1,155	118,203
Coventry Health Care, Inc. (Healthcare - Services)	363	16,636
Covidien PLC (Healthcare - Products)	1,254	78,174
Crown Castle International Corp.* (Telecommunications)	792	55,852
CSX Corp. (Transportation)	2,739	60,340
Cummins, Inc. (Machinery - Diversified)	462	53,051
CVS Caremark Corp. (Retail)	3,333	170,650
D.R. Horton, Inc. (Home Builders)	759	17,958
Danaher Corp. (Miscellaneous Manufacturing)	1,551	92,951
Darden Restaurants, Inc. (Retail)	330	15,345
DaVita, Inc.* (Healthcare - Services)	231	26,660
Dean Foods Co.* (Food)	495	9,063
Deere & Co. (Machinery - Diversified)	1,056	99,327
Dell, Inc. (Computers)	3,894	51,557
Delphi Automotive PLC* (Auto Components)	792	30,619
Denbury Resources, Inc.* (Oil & Gas)	1,023	19,058
DENTSPLY International, Inc. (Healthcare - Products)	363	15,159
Devon Energy Corp. (Oil & Gas)	990	56,618
Diamond Offshore Drilling, Inc. (Oil & Gas)	198	14,868
DIRECTV* - Class A (Media)	1,617	82,693
Discover Financial Services (Diversified Financial Services)	1,353	51,942
Discovery Communications, Inc.* - Class A (Media)	627	43,501
Dollar General Corp.* (Retail)	693	32,031
Dollar Tree, Inc.* (Retail)	594	23,754
Dominion Resources, Inc. (Electric)	1,518	82,139
Dover Corp. (Miscellaneous Manufacturing)	462	31,961
Dr. Pepper Snapple Group, Inc. (Beverages)	561	25,284
DTE Energy Co. (Electric)	462	29,249
Duke Energy Corp. (Electric)	1,881	129,300
Dun & Bradstreet Corp. (Software)	132	10,763
E*TRADE Financial Corp.* (Diversified Financial Services)	693	7,353
E.I. du Pont de Nemours & Co. (Chemicals)	2,475	117,439
Eastman Chemical Co. (Chemicals)	396	28,175
Eaton Corp. (Electrical Components & Equipment)	1,221	69,536
eBay, Inc.* (Internet)	3,102	173,495
Ecolab, Inc. (Chemicals)	693	50,173
Edison International (Electric)	858	41,347
Edwards Lifesciences Corp.* (Healthcare - Products)	297	26,709
Electronic Arts, Inc.* (Software)	825	12,977
Eli Lilly & Co. (Pharmaceuticals)	2,706	145,285
EMC Corp.* (Computers)	5,610	138,062
Emerson Electric Co. (Electrical Components & Equipment)	1,914	109,577
Ensco PLCADR - Class A (Oil & Gas)	627	39,858
Entergy Corp. (Electric)	462	29,845
EOG Resources, Inc. (Oil & Gas)	726	90,735
EQT Corp. (Oil & Gas)	396	23,526
Equifax, Inc. (Commercial Services)	330	19,371
Equity Residential (REIT)	858	47,525
Exelon Corp. (Electric)	2,277	71,589
Expedia, Inc. (Internet)	264	17,226
Expeditors International of Washington, Inc. (Transportation)	561	24,067
Express Scripts Holding Co.* (Pharmaceuticals)	2,178	116,349
Exxon Mobil Corp. (Oil & Gas)	12,144	1,092,597
F5 Networks, Inc.* (Internet)	198	20,766
Family Dollar Stores, Inc. (Retail)	264	14,969
Fastenal Co. (Distribution/Wholesale)	726	36,068
FedEx Corp. (Transportation)	792	80,348
Fidelity National Information Services, Inc. (Software)	660	24,493
Fifth Third Bancorp (Banks)	2,376	38,705

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
First Horizon National Corp. (Banks)	660	$6,741
First Solar, Inc.* (Energy - Alternate Sources)	165	4,650
FirstEnergy Corp. (Electric)	1,122	45,430
Fiserv, Inc.* (Software)	363	29,153
FLIR Systems, Inc. (Electronics)	396	9,413
Flowserve Corp. (Machinery - Diversified)	132	20,694
Fluor Corp. (Engineering & Construction)	429	27,812
FMC Corp. (Chemicals)	363	22,314
FMC Technologies, Inc.* (Oil & Gas Services)	627	29,688
Ford Motor Co. (Auto Manufacturers)	10,131	131,196
Forest Laboratories, Inc.* (Pharmaceuticals)	627	22,760
Fossil, Inc.* (Distribution/Wholesale)	132	13,937
Franklin Resources, Inc. (Diversified Financial Services)	363	49,687
Freeport-McMoRan Copper & Gold, Inc. (Mining)	2,541	89,570
Frontier Communications Corp. (Telecommunications)	2,673	12,216
GameStop Corp. - Class A (Retail)	330	7,656
Gannett Co., Inc. (Media)	627	12,308
Garmin, Ltd. (Electronics)	297	11,253
General Dynamics Corp. (Aerospace/Defense)	891	59,073
General Electric Co. (Miscellaneous Manufacturing)	27,918	622,014
General Mills, Inc. (Food)	1,716	71,970
Genuine Parts Co. (Distribution/Wholesale)	429	29,184
Genworth Financial, Inc.* - Class A (Insurance)	1,320	12,104
Gilead Sciences, Inc.* (Biotechnology)	4,026	158,826
Google, Inc.* - Class A (Internet)	693	523,694
H & R Block, Inc. (Commercial Services)	726	16,531
Halliburton Co. (Oil & Gas Services)	2,475	100,683
Harley-Davidson, Inc. (Leisure Time)	594	31,137
Harman International Industries, Inc. (Home Furnishings)	165	7,389
Harris Corp. (Telecommunications)	297	13,721
Hartford Financial Services Group, Inc. (Insurance)	1,155	28,644
Hasbro, Inc. (Toys/Games/Hobbies)	297	11,099
HCP, Inc. (REIT)	1,188	55,111
Health Care REIT, Inc. (REIT)	693	43,548
Heinz (H.J.) Co. (Food)	858	52,021
Helmerich & Payne, Inc. (Oil & Gas)	297	19,109
Hess Corp. (Oil & Gas)	792	53,191
Hewlett-Packard Co. (Computers)	5,247	86,628
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,079	141,871
Hormel Foods Corp. (Food)	363	12,563
Hospira, Inc.* (Healthcare - Products)	429	14,637
Host Hotels & Resorts, Inc. (REIT)	1,914	32,136
Hudson City Bancorp, Inc. (Savings & Loans)	1,254	10,722
Humana, Inc. (Healthcare - Services)	429	31,900
Huntington Bancshares, Inc. (Banks)	2,277	15,848
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,122	70,495
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	759	39,005
Integrys Energy Group, Inc. (Electric)	198	10,829
Intel Corp. (Semiconductors)	13,233	278,422
IntercontinentalExchange, Inc.* (Diversified Financial Services)	198	27,473
International Business Machines Corp. (Computers)	2,838	576,312
International Flavors & Fragrances, Inc. (Chemicals)	231	16,269
International Game Technology (Entertainment)	693	10,651
International Paper Co. (Forest Products & Paper)	1,155	47,840
Intuit, Inc. (Software)	726	45,288
Intuitive Surgical, Inc.* (Healthcare - Products)	99	56,864
Invesco, Ltd. (Diversified Financial Services)	1,188	32,373
Iron Mountain, Inc. (Commercial Services)	429	14,676
J.C. Penney Co., Inc. (Retail)	363	7,380
J.P. Morgan Chase & Co. (Banks)	10,131	476,665
Jabil Circuit, Inc. (Electronics)	495	9,360
Jacobs Engineering Group, Inc.* (Engineering & Construction)	330	15,876
JDS Uniphase Corp.* (Telecommunications)	627	9,098
Johnson & Johnson (Healthcare - Products)	7,359	543,976
Johnson Controls, Inc. (Auto Parts & Equipment)	1,815	56,428
Joy Global, Inc. (Machinery - Construction & Mining)	297	18,761
Juniper Networks, Inc.* (Telecommunications)	1,386	31,019
Kellogg Co. (Food)	660	38,610
KeyCorp (Banks)	2,475	23,265
Kimberly-Clark Corp. (Household Products/Wares)	1,056	94,522
Kimco Realty Corp. (REIT)	1,089	22,619
Kinder Morgan, Inc. (Pipelines)	1,683	63,045
KLA-Tencor Corp. (Semiconductors)	429	23,556
Kohls Corp. (Retail)	561	25,969
Kraft Foods Group, Inc. (Food)	1,584	73,212
Kroger Co. (Food)	1,353	37,478
L-3 Communications Holdings, Inc. (Aerospace/Defense)	264	20,043
Laboratory Corp. of America Holdings* (Healthcare - Services)	264	23,628
Lam Research Corp.* (Semiconductors)	462	19,007
Legg Mason, Inc. (Diversified Financial Services)	297	8,212
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	363	10,687

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Lennar Corp. - Class A (Home Builders)	429	$17,821
Leucadia National Corp. (Holding Companies - Diversified)	528	13,438
Life Technologies Corp.* (Biotechnology)	462	29,887
Lincoln National Corp. (Insurance)	726	21,039
Linear Technology Corp. (Semiconductors)	627	22,961
Lockheed Martin Corp. (Aerospace/Defense)	726	63,068
Loews Corp. (Insurance)	825	35,780
Lorillard, Inc. (Agriculture)	990	38,679
Lowe’s Cos., Inc. (Retail)	3,003	114,684
LSI Logic Corp.* (Semiconductors)	1,485	10,454
LyondellBasell Industries N.V. - Class A (Chemicals)	1,023	64,878
M&T Bank Corp. (Banks)	330	33,888
Macy’s, Inc. (Retail)	1,056	41,723
Marathon Oil Corp. (Oil & Gas)	1,881	63,220
Marathon Petroleum Corp. (Oil & Gas)	891	66,121
Marriott International, Inc. - Class A (Lodging)	661	26,407
Marsh & McLennan Cos., Inc. (Insurance)	1,452	51,517
Masco Corp. (Building Materials)	957	17,599
MasterCard, Inc. - Class A (Commercial Services)	297	153,965
Mattel, Inc. (Toys/Games/Hobbies)	924	34,770
McCormick & Co., Inc. (Food)	363	22,633
McDonald’s Corp. (Retail)	2,673	254,709
McGraw-Hill Cos., Inc. (Media)	726	41,760
McKesson Corp. (Pharmaceuticals)	627	65,979
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	528	40,128
MeadWestvaco Corp. (Forest Products & Paper)	462	14,484
Medtronic, Inc. (Healthcare - Products)	2,706	126,100
Merck & Co., Inc. (Pharmaceuticals)	8,085	349,676
MetLife, Inc. (Insurance)	2,904	108,436
MetroPCS Communications, Inc.* (Telecommunications)	858	8,606
Microchip Technology, Inc. (Semiconductors)	528	17,662
Micron Technology, Inc.* (Semiconductors)	2,706	20,457
Microsoft Corp. (Software)	20,163	553,877
Molex, Inc. (Electrical Components & Equipment)	363	9,859
Molson Coors Brewing Co. - Class B (Beverages)	429	19,382
Mondelez International, Inc. - Class A (Food)	4,719	131,141
Monsanto Co. (Chemicals)	1,419	143,815
Monster Beverage Corp.* (Beverages)	396	18,968
Moody’s Corp. (Commercial Services)	528	28,945
Morgan Stanley Dean Witter & Co. (Banks)	3,663	83,700
Motorola Solutions, Inc. (Telecommunications)	759	44,318
Murphy Oil Corp. (Oil & Gas)	495	29,462
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,089	30,786
Nabors Industries, Ltd.* (Oil & Gas)	759	12,653
NASDAQ Stock Market, Inc. (Diversified Financial Services)	297	8,411
National Oilwell Varco, Inc. (Oil & Gas Services)	1,122	83,185
NetApp, Inc.* (Computers)	957	34,452
Netflix, Inc.* (Internet)	132	21,812
Newell Rubbermaid, Inc. (Housewares)	759	17,821
Newfield Exploration Co.* (Oil & Gas)	363	10,709
Newmont Mining Corp. (Mining)	1,320	56,707
News Corp. - Class A (Media)	5,379	149,214
NextEra Energy, Inc. (Electric)	1,122	80,840
NIKE, Inc. - Class B (Apparel)	1,914	103,452
NiSource, Inc. (Gas)	825	22,300
Noble Corp. (Oil & Gas)	660	26,730
Noble Energy, Inc. (Oil & Gas)	462	49,799
Nordstrom, Inc. (Retail)	396	21,871
Norfolk Southern Corp. (Transportation)	825	56,818
Northeast Utilities System (Electric)	825	33,602
Northern Trust Corp. (Banks)	594	30,573
Northrop Grumman Corp. (Aerospace/Defense)	660	42,926
NRG Energy, Inc. (Electric)	858	20,592
Nucor Corp. (Iron/Steel)	858	39,476
NVIDIA Corp. (Semiconductors)	1,650	20,229
NYSE Euronext (Diversified Financial Services)	660	22,816
Occidental Petroleum Corp. (Oil & Gas)	2,145	189,339
Omnicom Group, Inc. (Advertising)	693	37,616
ONEOK, Inc. (Pipelines)	528	24,821
Oracle Corp. (Software)	9,999	355,063
O’Reilly Automotive, Inc.* (Retail)	297	27,517
Owens-Illinois, Inc.* (Packaging & Containers)	429	10,210
PACCAR, Inc. (Auto Manufacturers)	924	43,483
Pall Corp. (Miscellaneous Manufacturing)	297	20,285
Parker Hannifin Corp. (Miscellaneous Manufacturing)	396	36,816
Patterson Cos., Inc. (Healthcare - Products)	231	8,346
Paychex, Inc. (Commercial Services)	858	27,997
Peabody Energy Corp. (Coal)	726	18,259
Pentair, Ltd. (Miscellaneous Manufacturing)	561	28,431
People’s United Financial, Inc. (Savings & Loans)	924	11,374
Pepco Holdings, Inc. (Electric)	627	12,239
PepsiCo, Inc. (Beverages)	4,125	300,506
PerkinElmer, Inc. (Electronics)	297	10,466
Perrigo Co. (Pharmaceuticals)	231	23,218
PetSmart, Inc. (Retail)	297	19,427
Pfizer, Inc. (Pharmaceuticals)	19,602	534,743
PG&E Corp. (Electric)	1,155	49,249
Philip Morris International, Inc. (Agriculture)	4,455	392,753
Phillips 66 (Oil & Gas)	1,650	99,941

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Pinnacle West Capital Corp. (Electric)	297	$15,854
Pioneer Natural Resources Co. (Oil & Gas)	330	38,788
Pitney Bowes, Inc. (Office/Business Equipment)	528	7,608
Plum Creek Timber Co., Inc. (Forest Products & Paper)	429	20,669
PNC Financial Services Group (Banks)	1,419	87,694
PPG Industries, Inc. (Chemicals)	396	54,597
PPL Corp. (Electric)	1,551	46,980
Praxair, Inc. (Chemicals)	792	87,413
Precision Castparts Corp. (Metal Fabricate/Hardware)	396	72,626
Priceline.com, Inc.* (Internet)	132	90,482
Principal Financial Group, Inc. (Insurance)	726	22,513
Procter & Gamble Co. (Cosmetics/Personal Care)	7,260	545,661
Progressive Corp. (Insurance)	1,485	33,398
Prologis, Inc. (REIT)	1,221	48,718
Prudential Financial, Inc. (Insurance)	1,221	70,671
Public Service Enterprise Group, Inc. (Electric)	1,353	42,187
Public Storage, Inc. (REIT)	396	60,955
PulteGroup, Inc.* (Home Builders)	891	18,479
QEP Resources, Inc. (Oil & Gas)	462	13,560
Qualcomm, Inc. (Telecommunications)	4,521	298,521
Quanta Services, Inc.* (Commercial Services)	561	16,252
Quest Diagnostics, Inc. (Healthcare - Services)	429	24,861
Ralph Lauren Corp. (Apparel)	165	27,469
Range Resources Corp. (Oil & Gas)	429	28,816
Raytheon Co. (Aerospace/Defense)	891	46,938
Red Hat, Inc.* (Software)	528	29,336
Regions Financial Corp. (Banks)	3,762	29,268
Republic Services, Inc. (Environmental Control)	792	25,257
Reynolds American, Inc. (Agriculture)	858	37,735
Robert Half International, Inc. (Commercial Services)	363	12,792
Rockwell Automation, Inc. (Machinery - Diversified)	363	32,376
Rockwell Collins, Inc. (Aerospace/Defense)	363	21,373
Roper Industries, Inc. (Machinery - Diversified)	264	31,007
Ross Stores, Inc. (Retail)	594	35,462
Rowan Cos. PLC* - Class A (Oil & Gas)	330	11,378
Ryder System, Inc. (Transportation)	132	7,495
Safeway, Inc. (Food)	627	12,070
SAIC, Inc. (Commercial Services)	759	9,184
Salesforce.com, Inc.* (Software)	363	62,483
SanDisk Corp.* (Computers)	627	31,344
SCANA Corp. (Electric)	363	16,992
Schlumberger, Ltd. (Oil & Gas Services)	3,531	275,594
Scripps Networks Interactive - Class A (Media)	231	14,269
Seagate Technology PLC (Computers)	891	30,276
Sealed Air Corp. (Packaging & Containers)	528	9,884
Sempra Energy (Gas)	594	44,579
Sherwin-Williams Co. (Chemicals)	231	37,454
Sigma-Aldrich Corp. (Chemicals)	330	25,519
Simon Property Group, Inc. (REIT)	825	132,148
SLM Corp. (Diversified Financial Services)	1,221	20,623
Snap-on, Inc. (Hand/Machine Tools)	165	13,368
Southern Co. (Electric)	2,310	102,171
Southwest Airlines Co. (Airlines)	1,980	22,196
Southwestern Energy Co.* (Oil & Gas)	924	31,693
Spectra Energy Corp. (Pipelines)	1,782	49,504
Sprint Nextel Corp.* (Telecommunications)	7,986	44,961
St. Jude Medical, Inc. (Healthcare - Products)	825	33,578
Stanley Black & Decker, Inc. (Hand/Machine Tools)	462	35,495
Staples, Inc. (Retail)	1,782	24,021
Starbucks Corp. (Retail)	1,980	111,117
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	528	32,424
State Street Corp. (Banks)	1,221	67,949
Stericycle, Inc.* (Environmental Control)	231	21,795
Stryker Corp. (Healthcare - Products)	759	47,551
SunTrust Banks, Inc. (Banks)	1,419	40,257
Symantec Corp.* (Internet)	1,848	40,231
Sysco Corp. (Food)	1,551	49,275
T. Rowe Price Group, Inc. (Diversified Financial Services)	693	49,515
Target Corp. (Retail)	1,716	103,664
TE Connectivity, Ltd. (Electronics)	1,122	43,624
TECO Energy, Inc. (Electric)	528	9,383
Tenet Healthcare Corp.* (Healthcare - Services)	297	11,533
Teradata Corp.* (Computers)	462	30,797
Teradyne, Inc.* (Semiconductors)	495	7,999
Tesoro Petroleum Corp. (Oil & Gas)	363	17,674
Texas Instruments, Inc. (Semiconductors)	2,970	98,248
Textron, Inc. (Miscellaneous Manufacturing)	759	21,829
The ADT Corp. (Commercial Services)	627	29,783
The AES Corp. (Electric)	1,650	17,886
The Charles Schwab Corp. (Diversified Financial Services)	2,904	48,003
The Chubb Corp. (Insurance)	693	55,655
The Dow Chemical Co. (Chemicals)	3,201	103,072
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	627	38,203
The Gap, Inc. (Retail)	792	25,883
The Goldman Sachs Group, Inc. (Banks)	1,188	175,658
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	660	9,082
The Hershey Co. (Food)	396	31,462
The Home Depot, Inc. (Retail)	3,993	267,211
The Interpublic Group of Cos., Inc. (Advertising)	1,155	13,987

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
The JM Smucker Co. - Class A (Food)	297	$26,323
The Limited, Inc. (Retail)	627	30,109
The Mosaic Co. (Chemicals)	726	44,468
The Travelers Cos., Inc. (Insurance)	1,023	80,265
The Williams Cos., Inc. (Pipelines)	1,782	62,459
Thermo Fisher Scientific, Inc. (Electronics)	957	69,038
Tiffany & Co. (Retail)	330	21,698
Time Warner Cable, Inc. (Media)	792	70,757
Time Warner, Inc. (Media)	2,508	126,704
TJX Cos., Inc. (Retail)	1,947	87,965
Torchmark Corp. (Insurance)	264	14,707
Total System Services, Inc. (Commercial Services)	429	9,974
TripAdvisor, Inc.* (Internet)	297	13,745
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,254	37,908
Tyson Foods, Inc. - Class A (Food)	759	16,789
U.S. Bancorp (Banks)	5,016	166,030
Union Pacific Corp. (Transportation)	1,254	164,851
United Parcel Service, Inc. - Class B (Transportation)	1,914	151,761
United States Steel Corp. (Iron/Steel)	396	8,851
United Technologies Corp. (Aerospace/Defense)	2,244	196,508
UnitedHealth Group, Inc. (Healthcare - Services)	2,706	149,399
UnumProvident Corp. (Insurance)	726	16,923
Urban Outfitters, Inc.* (Retail)	297	12,709
V.F. Corp. (Apparel)	231	34,091
Valero Energy Corp. (Oil & Gas)	1,485	64,939
Varian Medical Systems, Inc.* (Healthcare - Products)	297	20,983
Ventas, Inc. (REIT)	792	52,502
VeriSign, Inc.* (Internet)	429	18,623
Verizon Communications, Inc. (Telecommunications)	7,590	331,000
Viacom, Inc. - Class B (Media)	1,221	73,687
Visa, Inc. - Class A (Commercial Services)	1,386	218,863
Vornado Realty Trust (REIT)	462	39,021
Vulcan Materials Co. (Mining)	330	18,665
W.W. Grainger, Inc. (Distribution/Wholesale)	165	35,940
Walgreen Co. (Retail)	2,277	90,989
Wal-Mart Stores, Inc. (Retail)	4,455	311,626
Walt Disney Co. (Media)	4,719	254,261
Washington Post Co. - Class B (Media)	33	12,727
Waste Management, Inc. (Environmental Control)	1,155	42,019
Waters Corp.* (Electronics)	231	21,153
WellPoint, Inc. (Healthcare - Services)	792	51,337
Wells Fargo & Co. (Banks)	13,035	454,009
Western Digital Corp. (Computers)	594	27,918
Western Union Co. (Commercial Services)	1,584	22,540
Weyerhaeuser Co. (REIT)	1,452	43,734
Whirlpool Corp. (Home Furnishings)	198	22,845
Whole Foods Market, Inc. (Food)	462	44,468
Windstream Corp. (Telecommunications)	1,551	15,107
Wisconsin Energy Corp. (Electric)	627	24,723
WPX Energy, Inc.* (Oil & Gas)	528	7,936
Wyndham Worldwide Corp. (Lodging)	363	20,252
Wynn Resorts, Ltd. (Lodging)	198	24,794
Xcel Energy, Inc. (Electric)	1,287	35,753
Xerox Corp. (Office/Business Equipment)	3,366	26,962
Xilinx, Inc. (Semiconductors)	693	25,288
XL Group PLC (Insurance)	792	21,955
Xylem, Inc. (Machinery - Diversified)	495	13,825
Yahoo!, Inc.* (Internet)	2,772	54,414
YUM! Brands, Inc. (Retail)	1,188	77,149
Zimmer Holdings, Inc. (Healthcare - Products)	462	34,465
Zions Bancorp (Banks)	495	11,543
TOTAL COMMON STOCKS (Cost $21,060,110)		35,616,549

Repurchase Agreements(a)(b)(39.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%-0.10%, dated 1/31/13, due 2/1/13, total to be received $28,008,046	$28,008,000	$28,008,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,008,000)		28,008,000
TOTAL INVESTMENT SECURITIES (Cost $49,068,110) - 89.1%		63,624,549
Net other assets (liabilities) - 10.9%		7,792,651
NET ASSETS - 100.0%		$71,417,200

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $11,060,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 3/18/13 (Underlying notional amount at value $8,817,550)	118	$337,843

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P 500 ETF	$20,995,510	$(14,175)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	22,515,134	(23,313)
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P 500 ETF	22,475,992	(17,305)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	32,614,566	(54,084)
		$(108,877)

UltraBull ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Advertising	$51,603	0.1%
Aerospace/Defense	584,003	0.8%
Agriculture	700,231	1.0%
Airlines	22,196	NM
Apparel	203,721	0.2%
Auto Components	30,619	NM
Auto Manufacturers	174,679	0.3%
Auto Parts & Equipment	87,541	0.1%
Banks	2,639,326	3.9%
Beverages	836,402	1.1%
Biotechnology	622,086	0.9%
Building Materials	17,599	NM
Chemicals	901,305	1.3%
Coal	36,875	0.1%
Commercial Services	662,517	0.8%
Computers	2,350,104	3.3%
Cosmetics/Personal Care	731,032	0.9%
Distribution/Wholesale	115,129	0.2%
Diversified Financial Services	642,621	0.9%
Electric	1,090,736	1.6%
Electrical Components & Equipment	188,972	0.3%
Electronics	244,672	0.3%
Energy - Alternate Sources	4,650	NM
Engineering & Construction	43,688	0.1%
Entertainment	10,651	NM
Environmental Control	89,071	0.1%
Food	681,637	1.0%
Forest Products & Paper	82,993	0.1%
Gas	102,228	0.1%
Hand/Machine Tools	48,863	NM
Healthcare - Products	1,215,430	1.7%
Healthcare - Services	423,207	0.6%
Holding Companies - Diversified	13,438	NM
Home Builders	54,258	0.1%
Home Furnishings	30,234	NM
Household Products/Wares	133,152	0.2%
Housewares	17,821	NM
Insurance	1,465,358	2.3%
Internet	1,247,379	1.7%
Iron/Steel	71,271	0.1%
Leisure Time	77,137	0.1%
Lodging	103,877	0.1%
Machinery - Construction & Mining	190,846	0.3%
Machinery - Diversified	250,280	0.3%
Media	1,225,100	1.7%
Metal Fabricate/Hardware	72,626	0.1%
Mining	190,030	0.2%
Miscellaneous Manufacturing	1,323,480	1.8%
Office/Business Equipment	34,570	NM
Oil & Gas	3,211,938	4.4%
Oil & Gas Services	582,587	0.8%
Packaging & Containers	47,144	0.1%
Pharmaceuticals	1,968,346	2.8%
Pipelines	199,829	0.3%
Real Estate	17,091	NM
REIT	749,473	1.1%
Retail	2,252,580	3.3%
Savings & Loans	22,096	NM
Semiconductors	698,025	1.0%
Software	1,303,086	1.8%
Telecommunications	1,794,632	2.6%
Textiles	12,551	NM
Toys/Games/Hobbies	45,869	0.1%
Transportation	574,058	0.8%
Other**	35,800,651	50.1%
Total	$71,417,200	100.0%

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks (44.8%)

	Shares	Value
3D Systems Corp.* (Computers)	990	$57,272
8x8, Inc.* (Telecommunications)	2,970	19,661
AAR Corp. (Aerospace/Defense)	1,485	27,992
Abaxis, Inc. (Healthcare - Products)	495	19,166
ABIOMED, Inc.* (Healthcare - Products)	825	11,509
ABM Industries, Inc. (Commercial Services)	2,145	47,018
Acacia Research Corp.* (Media)	1,320	33,699
Acadia Healthcare Co., Inc.* (Healthcare - Services)	825	21,095
Acadia Realty Trust (REIT)	1,155	30,192
Acco Brands Corp.* (Household Products/Wares)	3,630	30,238
Accretive Health, Inc.* (Commercial Services)	1,815	23,432
Accuray, Inc.* (Healthcare - Products)	2,310	11,804
Accuride Corp.* (Auto Parts & Equipment)	2,310	8,686
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	1,815	16,299
ACI Worldwide, Inc.* (Software)	825	39,221
Acorda Therapeutics, Inc.* (Biotechnology)	990	28,591
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,980	58,370
Acuity Brands, Inc. (Electrical Components & Equipment)	990	68,113
Acxiom Corp.* (Software)	2,310	40,956
ADTRAN, Inc. (Telecommunications)	1,650	33,330
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	1,155	17,729
Advent Software, Inc.* (Software)	660	16,269
Advisory Board Co.* (Commercial Services)	825	44,740
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	990	28,027
Aegion Corp.* (Engineering & Construction)	825	19,404
Aeropostale, Inc.* (Retail)	1,980	26,789
Aerovironment, Inc.* (Aerospace/Defense)	825	17,861
AFC Enterprises, Inc.* (Retail)	825	23,975
Affymetrix, Inc.* (Biotechnology)	1,155	21,726
Air Methods Corp. (Healthcare - Services)	990	43,283
Aircastle, Ltd. (Trucking & Leasing)	2,145	29,601
Akorn, Inc.* (Pharmaceuticals)	2,145	28,078
Alaska Air Group, Inc.* (Airlines)	1,650	76,114
Albany International Corp. - Class A (Machinery - Diversified)	1,320	33,079
Align Technology, Inc.* (Healthcare - Products)	1,650	51,744
Alkermes PLC* (Pharmaceuticals)	3,300	76,065
Allegiant Travel Co. (Airlines)	330	24,575
ALLETE, Inc. (Electric)	1,485	68,518
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,320	31,852
Alterra Capital Holdings, Ltd. (Insurance)	2,145	65,358
Altra Holdings, Inc. (Machinery - Diversified)	825	19,759
AMCOL International Corp. (Mining)	495	14,617
Amedisys, Inc.* (Healthcare - Services)	990	11,009
American Assets Trust, Inc. (REIT)	1,485	42,917
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	1,815	21,199
American Equity Investment Life Holding Co. (Insurance)	3,300	44,484
American Greetings Corp. - Class A (Household Products/Wares)	990	15,840
American Public Education, Inc.* (Commercial Services)	495	19,072
American Science & Engineering, Inc. (Electronics)	330	22,301
American States Water Co. (Water)	660	33,363
American Vanguard Corp. (Chemicals)	990	33,561
Ameristar Casinos, Inc. (Lodging)	825	21,863
Amkor Technology, Inc.* (Semiconductors)	2,970	13,751
AmSurg Corp.* (Healthcare - Services)	660	20,599
AmTrust Financial Services, Inc. (Insurance)	990	32,908
Analogic Corp. (Electronics)	330	25,143
Angie’s List, Inc.* (Internet)	1,485	18,637
Anixter International, Inc. (Telecommunications)	660	44,405
ANN, Inc.* (Retail)	1,320	40,709
Annie’s, Inc.* (Food)	330	11,834
Antares Pharma, Inc.* (Pharmaceuticals)	3,795	14,459
Anworth Mortgage Asset Corp. (REIT)	2,970	18,592
Apogee Enterprises, Inc. (Building Materials)	1,155	28,240
Apollo Investment Corp. (Investment Companies)	4,290	38,610
Applied Industrial Technologies, Inc. (Machinery - Diversified)	1,320	58,027
Applied Micro Circuits Corp.* (Semiconductors)	2,640	22,625
Approach Resources, Inc.* (Oil & Gas)	825	21,937
Arabian American Development Co.* (Oil & Gas)	1,155	9,136
Arbitron, Inc. (Commercial Services)	495	23,216
Arch Coal, Inc. (Coal)	4,785	34,069
Arctic Cat, Inc.* (Leisure Time)	330	11,926
Arena Pharmaceuticals, Inc.* (Biotechnology)	3,630	30,637
Argo Group International Holdings, Ltd. (Insurance)	660	23,819
Arkansas Best Corp. (Transportation)	1,155	12,151
Arlington Asset Investment Corp. - Class A (Investment Companies)	825	19,280
Array BioPharma, Inc.* (Pharmaceuticals)	3,960	14,929
Arris Group, Inc.* (Telecommunications)	3,630	59,967
ArthroCare Corp.* (Healthcare - Products)	660	24,044
Aruba Networks, Inc.* (Telecommunications)	2,475	57,023
Asbury Automotive Group, Inc.* (Retail)	825	29,337
Ashford Hospitality Trust (REIT)	1,980	22,948
Aspen Technology, Inc.* (Software)	2,310	70,685

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Assisted Living Concepts, Inc. - class A (Healthcare - Services)	990	$9,722
Associated Estates Realty Corp. (REIT)	1,980	31,977
Astec Industries, Inc. (Machinery - Construction & Mining)	660	23,311
Astex Pharmaceuticals, Inc.* (Biotechnology)	7,095	23,768
Astoria Financial Corp. (Savings & Loans)	3,135	30,535
athenahealth, Inc.* (Software)	660	57,069
Atlantic Power Corp. (Electric)	2,310	28,390
Atlantic Tele-Network, Inc. (Telecommunications)	495	21,424
Atlas Air Worldwide Holdings, Inc.* (Transportation)	660	29,759
ATMI, Inc.* (Semiconductors)	825	16,838
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	990	18,216
AVANIR Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	5,280	15,418
Aveo Phamaceuticals, Inc.* (Biotechnology)	1,320	10,441
Avis Budget Group, Inc.* (Commercial Services)	2,475	53,287
Avista Corp. (Electric)	1,485	38,402
Axiall Corp. (Chemicals)	825	46,349
B&G Foods, Inc. - Class A (Food)	1,320	41,844
Badger Meter, Inc. (Electronics)	330	16,332
Balchem Corp. (Chemicals)	660	24,684
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	825	19,140
BancorpSouth, Inc. (Banks)	3,135	45,458
Bank of the Ozarks, Inc. (Banks)	825	29,964
Bankrate, Inc.* (Internet)	1,650	20,411
Banner Corp. (Banks)	660	19,932
Barnes & Noble, Inc.* (Retail)	825	11,006
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,485	35,492
BBCN Bancorp, Inc. (Banks)	3,135	37,903
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	990	35,779
bebe Stores, Inc. (Retail)	2,640	11,035
Belden, Inc. (Electrical Components & Equipment)	1,155	55,613
Benchmark Electronics, Inc.* (Electronics)	2,310	40,564
Berry Petroleum Co. - Class A (Oil & Gas)	1,320	48,602
BGC Partners, Inc. - Class A (Diversified Financial Services)	2,805	11,192
Bill Barrett Corp.* (Oil & Gas)	1,320	21,080
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	660	18,328
BioScrip, Inc.* (Pharmaceuticals)	1,815	20,382
BJ’s Restaurants, Inc.* (Retail)	495	15,825
Black Box Corp. (Telecommunications)	495	11,598
Black Hills Corp. (Electric)	1,980	79,893
Blackbaud, Inc. (Software)	825	20,559
BlackRock Kelso Capital Corp. (Investment Companies)	1,650	17,606
Blount International, Inc.* (Miscellaneous Manufacturing)	2,145	36,572
Blucora, Inc.* (Internet)	990	14,711
Blyth, Inc. (Household Products/Wares)	330	4,623
Bob Evans Farms, Inc. (Retail)	495	21,914
Boise, Inc. (Forest Products & Paper)	2,310	19,058
Boston Beer Co., Inc.* - Class A (Beverages)	165	23,156
Boston Private Financial Holdings, Inc. (Banks)	1,815	16,789
Bottomline Technologies, Inc.* (Software)	1,155	33,587
Boulder Brands, Inc.* (Food)	1,980	26,591
Boyd Gaming Corp.* (Lodging)	2,310	16,193
Brady Corp. - Class A (Electronics)	1,650	57,569
Bridgepoint Education, Inc.* (Commercial Services)	1,155	12,185
Briggs & Stratton Corp. (Machinery - Diversified)	1,980	46,985
Bristow Group, Inc. (Transportation)	825	47,009
BroadSoft, Inc.* (Internet)	660	22,420
Brookline Bancorp, Inc. (Savings & Loans)	2,475	21,805
Brooks Automation, Inc. (Semiconductors)	1,650	15,444
Brown Shoe Co., Inc. (Retail)	1,320	22,757
Brunswick Corp. (Leisure Time)	1,815	65,630
Buckeye Technologies, Inc. (Forest Products & Paper)	825	23,719
Buffalo Wild Wings, Inc.* (Retail)	495	36,407
C&J Energy Services, Inc.* (Oil & Gas Services)	1,320	30,241
Cabela’s, Inc.* (Retail)	1,320	68,137
Cabot Microelectronics Corp. (Semiconductors)	660	24,394
CACI International, Inc.* - Class A (Computers)	660	35,396
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	3,465	16,389
Caesars Entertainment Corp.* (Lodging)	1,320	10,626
Calgon Carbon Corp.* (Environmental Control)	2,145	34,406
California Water Service Group (Water)	1,980	38,610
Calix, Inc.* (Telecommunications)	1,485	12,088
Callaway Golf Co. (Leisure Time)	1,980	12,989
Cal-Maine Foods, Inc. (Food)	330	13,754
Cambrex Corp.* (Biotechnology)	1,485	17,449
Campus Crest Communities, Inc. (REIT)	1,650	19,932
Cantel Medical Corp. (Healthcare - Products)	660	20,731
Capstead Mortgage Corp. (REIT)	2,475	30,641
Cardtronics, Inc.* (Commercial Services)	990	25,631
Career Education Corp.* (Commercial Services)	2,805	9,705
Carrizo Oil & Gas, Inc.* (Oil & Gas)	990	21,265
Casey’s General Stores, Inc. (Retail)	990	54,183
Cash America International, Inc. (Retail)	825	39,526
Cathay Bancorp, Inc. (Banks)	3,630	70,458
Cavium, Inc.* (Semiconductors)	1,320	44,140

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Cbeyond, Inc.* (Telecommunications)	1,980	$17,424
CBIZ, Inc.* (Commercial Services)	2,145	12,999
CEC Entertainment, Inc. (Retail)	495	16,315
Cedar Realty Trust, Inc. (REIT)	3,135	17,274
Centene Corp.* (Healthcare - Services)	1,155	49,850
Central Garden & Pet Co.* - Class A (Household Products/Wares)	1,980	19,048
Central Pacific Financial Corp.* (Banks)	1,485	23,923
Century Aluminum Co.* (Mining)	2,640	22,730
Cepheid, Inc.* (Healthcare - Products)	1,650	59,762
CEVA, Inc.* (Semiconductors)	825	12,524
CH Energy Group, Inc. (Electric)	330	21,450
Chart Industries, Inc.* (Machinery - Diversified)	660	43,685
Checkpoint Systems, Inc.* (Electronics)	1,650	19,899
Chemed Corp. (Commercial Services)	330	24,932
Chemtura Corp.* (Chemicals)	2,640	62,620
Chesapeake Lodging Trust (REIT)	990	21,137
CIBER, Inc.* (Computers)	2,805	9,481
Ciena Corp.* (Telecommunications)	1,980	31,007
Cincinnati Bell, Inc.* (Telecommunications)	4,125	19,594
CIRCOR International, Inc. (Metal Fabricate/Hardware)	660	27,390
Cirrus Logic, Inc.* (Semiconductors)	1,320	37,264
Citizens Republic Bancorp, Inc.* (Banks)	1,650	33,693
City Holding Co. (Banks)	330	12,471
Clarcor, Inc. (Miscellaneous Manufacturing)	1,320	66,607
Clayton Williams Energy, Inc.* (Oil & Gas)	495	19,726
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	1,650	21,136
Clearwater Paper Corp.* (Forest Products & Paper)	495	22,428
Cleco Corp. (Electric)	1,320	56,430
Cloud Peak Energy, Inc.* (Coal)	1,815	31,780
Clovis Oncology, Inc.* (Pharmaceuticals)	495	9,771
CNO Financial Group, Inc. (Insurance)	5,280	54,226
Coeur d’Alene Mines Corp.* (Mining)	2,475	53,708
Cogent Communications Group, Inc. (Internet)	1,155	28,609
Cognex Corp. (Machinery - Diversified)	1,155	45,808
Cohen & Steers, Inc. (Diversified Financial Services)	495	16,281
Coherent, Inc. (Electronics)	660	36,570
Coinstar, Inc.* (Retail)	660	33,581
Colonial Properties Trust (REIT)	1,980	43,382
Colony Financial, Inc. (REIT)	2,310	49,711
Columbia Banking System, Inc. (Banks)	1,485	29,997
Columbia Sportswear Co. (Apparel)	495	25,290
Community Bank System, Inc. (Banks)	1,650	46,860
Community Trust Bancorp, Inc. (Banks)	330	11,124
CommVault Systems, Inc.* (Software)	990	75,962
comScore, Inc.* (Internet)	990	14,583
Comstock Resources, Inc.* (Oil & Gas)	1,320	19,259
Comverse Technology, Inc. (Telecommunications)	5,280	23,021
Conceptus, Inc.* (Healthcare - Products)	660	13,636
CONMED Corp. (Healthcare - Products)	660	19,384
Consolidated Communications Holdings, Inc. (Telecommunications)	1,485	25,556
Constant Contact, Inc.* (Internet)	660	9,940
Convergys Corp. (Commercial Services)	3,630	61,783
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,485	37,808
Cornerstone OnDemand, Inc.* (Software)	1,155	37,745
CoStar Group, Inc.* (Commercial Services)	495	46,420
Cousins Properties, Inc. (REIT)	2,475	22,028
Cracker Barrel Old Country Store, Inc. (Retail)	495	32,086
Cray, Inc.* (Computers)	1,155	21,448
Credit Acceptance Corp.* (Diversified Financial Services)	165	16,429
CreXus Investment Corp. (REIT)	2,640	35,086
Crocs, Inc.* (Apparel)	2,145	31,875
CSG Systems International, Inc.* (Software)	1,320	24,856
CubeSmart (REIT)	2,640	40,260
Cubic Corp. (Aerospace/Defense)	660	31,020
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,485	63,913
Curis, Inc.* (Biotechnology)	2,970	9,445
Curtiss-Wright Corp. (Aerospace/Defense)	1,320	47,058
CVB Financial Corp. (Banks)	3,300	36,300
CVR Energy, Inc.* (Oil & Gas)	660	38,775
Cyberonics, Inc.* (Healthcare - Products)	495	21,463
Cymer, Inc.* (Electronics)	660	67,960
Dana Holding Corp. (Auto Parts & Equipment)	2,640	42,450
Darling International, Inc.* (Environmental Control)	3,465	58,455
DCT Industrial Trust, Inc. (REIT)	3,960	27,958
DealerTrack Holdings, Inc.* (Internet)	990	31,264
Delek US Holdings, Inc. (Oil & Gas)	825	28,025
Deltic Timber Corp. (Forest Products & Paper)	165	11,972
Deluxe Corp. (Commercial Services)	1,980	72,844
Demand Media, Inc.* (Media)	1,815	15,337
Dendreon Corp.* (Biotechnology)	3,630	21,344
DepoMed, Inc.* (Pharmaceuticals)	2,805	19,663
Dexcom, Inc.* (Healthcare - Products)	1,815	27,642
DFC Global Corp.* (Commercial Services)	1,485	28,601
DiamondRock Hospitality Co. (REIT)	4,290	39,125
Dice Holdings, Inc.* (Internet)	1,650	15,527
Digital River, Inc.* (Internet)	1,320	19,166
DigitalGlobe, Inc.* (Telecommunications)	1,155	32,305
Dime Community Bancshares, Inc. (Savings & Loans)	990	13,672
DineEquity, Inc.* (Retail)	330	24,176
Diodes, Inc.* (Semiconductors)	1,650	31,383
Dole Food Co., Inc.* (Food)	1,980	22,057
Domino’s Pizza, Inc. (Retail)	1,485	69,156

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Dorman Products, Inc. (Auto Parts & Equipment)	825	$28,570
Douglas Dynamics, Inc. (Auto Parts & Equipment)	1,320	17,398
Dril-Quip, Inc.* (Oil & Gas Services)	825	66,899
Duff & Phelps Corp. - Class A (Diversified Financial Services)	990	15,731
DuPont Fabros Technology, Inc. (REIT)	1,815	42,907
DXP Enterprises, Inc.* (Machinery - Diversified)	330	18,777
Dycom Industries, Inc.* (Engineering & Construction)	1,155	24,232
Dynavax Technologies Corp.* (Biotechnology)	4,950	15,296
Dynex Capital, Inc. (REIT)	2,145	21,686
E.W. Scripps Co.* (Media)	1,485	16,320
Eagle Materials, Inc. (Building Materials)	990	64,122
EarthLink, Inc. (Internet)	2,640	17,952
EastGroup Properties, Inc. (REIT)	825	46,233
Ebix, Inc. (Software)	1,155	18,873
Echo Global Logistics, Inc.* (Transportation)	825	15,320
Education Realty Trust, Inc. (REIT)	2,475	26,606
El Paso Electric Co. (Electric)	1,980	66,706
Electronics for Imaging, Inc.* (Computers)	1,320	29,858
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	825	31,688
Ellie Mae, Inc.* (Diversified Financial Services)	825	16,525
EMCOR Group, Inc. (Engineering & Construction)	1,815	65,938
Emergent Biosolutions, Inc.* (Biotechnology)	1,155	18,538
Empire District Electric Co. (Electric)	1,980	41,996
Employers Holdings, Inc. (Insurance)	990	21,097
Emulex Corp.* (Semiconductors)	2,805	21,430
Encore Capital Group, Inc.* (Diversified Financial Services)	825	24,824
Encore Wire Corp. (Electrical Components & Equipment)	660	21,529
Endologix, Inc.* (Healthcare - Products)	1,485	22,765
Energy XXI (Bermuda), Ltd. (Oil & Gas)	1,320	41,342
EnerSys* (Electrical Components & Equipment)	1,155	47,274
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	495	22,018
Entegris, Inc.* (Semiconductors)	3,960	39,045
Entropic Communications, Inc.* (Semiconductors)	2,970	15,563
Enzon Pharmaceuticals, Inc. (Biotechnology)	2,475	12,251
EPL Oil & Gas, Inc.* (Oil & Gas)	990	24,215
EPR Properties (REIT)	1,485	69,586
Equity One, Inc. (REIT)	2,640	59,689
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	495	20,379
Esterline Technologies Corp.* (Aerospace/Defense)	660	43,817
Ethan Allen Interiors, Inc. (Home Furnishings)	660	19,081
Euronet Worldwide, Inc.* (Commercial Services)	1,650	40,376
EverBank Financial Corp. (Savings & Loans)	2,310	33,703
Evercore Partners, Inc. - Class A (Diversified Financial Services)	1,155	44,260
Exact Sciences Corp.* (Biotechnology)	1,815	20,001
ExactTarget, Inc.* (Internet)	990	21,770
ExamWorks Group, Inc.* (Commercial Services)	1,155	16,713
Exelixis, Inc.* (Biotechnology)	3,465	16,147
Exlservice Holdings, Inc.* (Commercial Services)	990	29,363
Exponent, Inc.* (Engineering & Construction)	330	16,134
Express, Inc.* (Retail)	2,145	39,425
Exterran Holdings, Inc.* (Oil & Gas Services)	1,815	42,181
Extreme Networks, Inc.* (Telecommunications)	3,795	14,004
EZCORP, Inc.* - Class A (Retail)	990	21,978
F.N.B. Corp. (Banks)	4,620	53,546
Fabrinet* (Miscellaneous Manufacturing)	990	14,494
Fair Isaac Corp. (Software)	660	29,746
FARO Technologies, Inc.* (Electronics)	330	10,959
FBL Financial Group, Inc. - Class A (Insurance)	660	23,054
Federal Signal Corp.* (Miscellaneous Manufacturing)	2,145	17,246
Federal-Mogul Corp.* (Auto Parts & Equipment)	1,650	15,411
FEI Co. (Electronics)	825	50,292
FelCor Lodging Trust, Inc.* (REIT)	2,805	15,091
Ferro Corp.* (Chemicals)	2,970	15,147
Fifth & Pacific Cos., Inc.* (Retail)	2,310	34,881
Fifth Street Finance Corp. (Investment Companies)	2,145	23,273
Financial Engines, Inc.* (Diversified Financial Services)	990	32,927
Finisar Corp.* (Telecommunications)	2,145	33,247
First American Financial Corp. (Insurance)	3,135	74,895
First BanCorp.* (Banks)	4,785	24,547
First Cash Financial Services, Inc.* (Retail)	495	26,388
First Commonwealth Financial Corp. (Banks)	3,630	25,664
First Financial Bancorp (Banks)	1,650	25,229
First Financial Bankshares, Inc. (Banks)	660	27,100
First Industrial Realty Trust, Inc.* (REIT)	2,640	41,369
First Midwest Bancorp, Inc. (Banks)	2,475	31,358
First Potomac Realty Trust (REIT)	2,145	29,387
First Solar, Inc.* (Energy - Alternate Sources)	1,650	46,497
FirstMerit Corp. (Banks)	2,970	45,233

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Flotek Industries, Inc.* (Oil & Gas Services)	1,485	$19,988
Forest Oil Corp.* (Oil & Gas)	3,630	25,265
FormFactor, Inc.* (Semiconductors)	1,815	9,075
Forum Energy Technologies, Inc.* (Oil & Gas Services)	1,485	37,882
Forward Air Corp. (Transportation)	495	18,369
Francesca’s Holdings Corp.* (Retail)	825	23,430
Franklin Street Properties Corp. (REIT)	1,815	23,595
Fred’s, Inc. (Retail)	990	13,088
Fresh Del Monte Produce, Inc. (Food)	1,650	43,478
FTI Consulting, Inc.* (Commercial Services)	1,320	42,900
Fuller (H.B.) Co. (Chemicals)	1,650	64,481
GasLog, Ltd. (Transportation)	1,650	20,988
Generac Holdings, Inc. (Electrical Components & Equipment)	990	36,808
Genesco, Inc.* (Retail)	660	41,138
Genesee & Wyoming, Inc.* - Class A (Transportation)	990	83,735
Genomic Health, Inc.* (Healthcare - Products)	660	18,513
GeoEye, Inc.* (Telecommunications)	1,155	41,384
Getty Realty Corp. (REIT)	990	18,691
Glacier Bancorp, Inc. (Banks)	1,980	30,848
Glatfelter (Forest Products & Paper)	2,310	42,921
Glimcher Realty Trust (REIT)	2,970	33,026
Global Cash Access Holdings, Inc.* (Commercial Services)	2,310	17,441
Global Power Equipment Group, Inc. (Machinery - Diversified)	660	10,831
Globe Specialty Metals, Inc. (Mining)	1,815	27,515
Glu Mobile, Inc.* (Software)	2,640	6,838
Gold Resource Corp. (Mining)	825	11,303
Government Properties Income Trust (REIT)	1,485	36,902
GP Strategies Corp.* (Miscellaneous Manufacturing)	660	14,124
Grand Canyon Education, Inc.* (Commercial Services)	1,485	35,432
Granite Construction, Inc. (Engineering & Construction)	1,320	47,995
Graphic Packaging Holding Co.* (Packaging & Containers)	3,795	26,603
Great Lakes Dredge & Dock Co. (Commercial Services)	1,980	18,572
Greatbatch, Inc.* (Healthcare - Products)	1,320	35,033
Green Dot Corp.* - Class A (Commercial Services)	990	13,266
Greenhill & Co., Inc. (Diversified Financial Services)	990	58,310
Group 1 Automotive, Inc. (Retail)	660	44,708
GSI Group, Inc.* (Electronics)	1,155	10,973
GT Advanced Technologies, Inc.* (Semiconductors)	2,970	9,385
Guidewire Software, Inc.* (Software)	660	21,859
GulfMark Offshore, Inc. - Class A (Transportation)	660	22,942
Gulfport Energy Corp.* (Oil & Gas)	1,320	54,477
H&E Equipment Services, Inc. (Commercial Services)	990	19,087
Haemonetics Corp.* (Healthcare - Products)	1,320	55,361
Halcon Resources Corp.* (Oil & Gas)	3,135	23,951
Halozyme Therapeutics, Inc.* (Biotechnology)	2,310	15,454
Hancock Holding Co. (Banks)	2,145	64,822
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	1,155	33,183
Harbinger Group, Inc.* (Holding Companies - Diversified)	2,475	20,295
Harmonic, Inc.* (Telecommunications)	4,455	23,300
Harris Teeter Supermarkets, Inc. (Food)	1,320	54,768
Harvest Natural Resources, Inc.* (Oil & Gas)	1,980	18,374
Hawaiian Telcom Holdco, Inc.* (Telecommunications)	825	16,517
Headwaters, Inc.* (Energy - Alternate Sources)	2,475	23,166
Healthcare Realty Trust, Inc. (REIT)	1,815	46,246
Healthcare Services Group, Inc. (Commercial Services)	2,475	59,771
HEALTHSOUTH Corp.* (Healthcare - Services)	2,640	62,989
HealthStream, Inc.* (Internet)	495	12,266
Heartland Express, Inc. (Transportation)	2,475	34,229
Heartland Payment Systems, Inc. (Commercial Services)	1,320	41,923
HeartWare International, Inc.* (Healthcare - Products)	330	29,825
Hecla Mining Co. (Mining)	7,260	38,115
HEICO Corp. (Aerospace/Defense)	1,320	59,876
Helen of Troy, Ltd.* (Household Products/Wares)	660	23,892
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,805	66,535
Hercules Offshore, Inc.* (Oil & Gas)	6,105	40,171
Hercules Technology Growth Capital, Inc. (Private Equity)	1,485	18,162
Herman Miller, Inc. (Office Furnishings)	1,650	40,755
Hersha Hospitality Trust (REIT)	3,795	20,038
Hexcel Corp.* (Miscellaneous Manufacturing)	2,475	66,305
HFF, Inc. - Class A (Real Estate)	990	17,266
Hibbett Sports, Inc.* (Retail)	495	26,067
Higher One Holdings, Inc.* (Diversified Financial Services)	1,320	13,900
Highwoods Properties, Inc. (REIT)	1,485	53,460
Hillenbrand, Inc. (Commercial Services)	2,640	65,339
Hilltop Holdings, Inc.* (Insurance)	1,320	17,345
Hittite Microwave Corp.* (Semiconductors)	660	40,510
HMS Holdings Corp.* (Commercial Services)	2,145	58,472

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
HNI Corp. (Office Furnishings)	990	$31,254
Home Bancshares, Inc. (Banks)	495	17,186
Horace Mann Educators Corp. (Insurance)	1,650	35,871
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	825	30,368
HSN, Inc. (Retail)	990	59,004
Hub Group, Inc.* - Class A (Transportation)	990	36,442
Hudson Pacific Properties, Inc. (REIT)	1,815	38,895
Huron Consulting Group, Inc.* (Commercial Services)	660	22,506
IBERIABANK Corp. (Banks)	990	50,975
ICF International, Inc.* (Commercial Services)	660	15,107
Iconix Brand Group, Inc.* (Apparel)	1,650	39,683
ICU Medical, Inc.* (Healthcare - Products)	495	29,923
IDACORP, Inc. (Electric)	1,320	61,261
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	2,145	10,189
iGATE Corp.* (Computers)	825	14,421
II-VI, Inc.* (Electronics)	1,815	30,891
ImmunoGen, Inc.* (Biotechnology)	1,980	28,354
Impax Laboratories, Inc.* (Pharmaceuticals)	1,980	39,917
Imperva, Inc.* (Software)	660	22,638
Infinera Corp.* (Telecommunications)	3,960	28,235
Infoblox, Inc.* (Software)	660	12,441
Inland Real Estate Corp. (REIT)	3,135	28,466
InnerWorkings, Inc.* (Software)	1,320	18,361
Innophos Holdings, Inc. (Chemicals)	495	25,032
Innospec, Inc. (Chemicals)	660	26,565
Insight Enterprises, Inc.* (Computers)	990	19,404
Insperity, Inc. (Commercial Services)	990	33,294
Insulet Corp.* (Healthcare - Products)	1,320	30,453
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	495	20,864
Integrated Device Technology, Inc.* (Semiconductors)	3,630	26,245
InterDigital, Inc. (Telecommunications)	1,155	50,115
Interface, Inc. (Office Furnishings)	2,310	38,762
Intermec, Inc.* (Machinery - Diversified)	2,640	26,083
InterMune, Inc.* (Biotechnology)	1,815	17,878
International Bancshares Corp. (Banks)	1,485	29,032
International Rectifier Corp.* (Semiconductors)	2,970	57,884
International Speedway Corp. - Class A (Entertainment)	1,155	31,659
Intersections, Inc. (Commercial Services)	825	8,564
Intersil Corp. - Class A (Semiconductors)	3,795	32,827
Interval Leisure Group, Inc. (Leisure Time)	990	19,602
Intralinks Holdings, Inc.* (Internet)	2,970	19,216
Invacare Corp. (Healthcare - Products)	1,320	20,764
InvenSense, Inc.* (Electronics)	1,155	16,863
Invesco Mortgage Capital, Inc. (REIT)	2,805	60,869
Investment Technology Group, Inc.* (Diversified Financial Services)	1,980	20,038
Investors Bancorp, Inc. (Savings & Loans)	2,805	49,508
ION Geophysical Corp.* (Oil & Gas Services)	3,135	21,318
IPC The Hospitalist Co.* (Healthcare - Services)	495	21,107
Iridium Communications, Inc.* (Telecommunications)	2,145	15,015
iRobot Corp.* (Machinery - Diversified)	660	15,101
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	2,145	27,499
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	3,135	45,551
Ixia* (Telecommunications)	1,320	25,067
J & J Snack Foods Corp. (Food)	330	22,490
j2 Global, Inc. (Computers)	1,650	52,503
Jack in the Box, Inc.* (Retail)	1,320	38,320
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	1,815	23,704
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	990	55,826
JetBlue Airways Corp.* (Airlines)	4,785	27,801
Jive Software, Inc.* (Software)	660	10,118
Jos. A. Bank Clothiers, Inc.* (Retail)	495	20,067
K12, Inc.* (Commercial Services)	825	15,230
Kaiser Aluminum Corp. (Mining)	330	20,513
Kaman Corp. (Aerospace/Defense)	495	17,988
KapStone Paper & Packaging Corp. (Forest Products & Paper)	1,485	35,640
Kaydon Corp. (Metal Fabricate/Hardware)	1,485	36,828
KB Home (Home Builders)	1,485	28,319
KBW, Inc. (Diversified Financial Services)	1,485	23,567
Kennedy-Wilson Holdings, Inc. (Real Estate)	1,650	24,733
Key Energy Services, Inc.* (Oil & Gas Services)	4,125	33,536
Keynote Systems, Inc. (Internet)	990	15,444
Knight Capital Group, Inc.* - Class A (Diversified Financial Services)	3,135	11,662
Knight Transportation, Inc. (Transportation)	3,135	50,003
Knoll, Inc. (Office Furnishings)	1,815	30,093
Kodiak Oil & Gas Corp.* (Oil & Gas)	5,445	50,094
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	495	20,077
Korn/Ferry International* (Commercial Services)	1,980	34,016
Kraton Performance Polymers, Inc.* (Chemicals)	990	25,988
Krispy Kreme Doughnuts, Inc.* (Retail)	2,640	34,320
Laclede Group, Inc. (Gas)	660	26,347
Lakeland Bancorp, Inc. (Banks)	990	9,653
Lancaster Colony Corp. (Food)	330	23,582
LaSalle Hotel Properties (REIT)	2,145	58,559
Lattice Semiconductor Corp.* (Semiconductors)	3,795	16,888
La-Z-Boy, Inc. (Home Furnishings)	1,650	25,806
Leap Wireless International, Inc.* (Telecommunications)	1,815	10,491

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares		Value
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	1,815		$16,353
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	9,240		19,681
Lexington Realty Trust (REIT)	3,135		34,485
Life Time Fitness, Inc.* (Leisure Time)	990		50,223
Ligand Phamaceuticals, Inc.* - Class B (Biotechnology)	825		16,583
Lindsay Manufacturing Co. (Machinery - Diversified)	495		46,055
Lions Gate Entertainment Corp.* (Entertainment)	1,980		36,274
Liquidity Services, Inc.* (Internet)	660		21,034
Lithia Motors, Inc. - Class A (Retail)	660		28,558
Littelfuse, Inc. (Electrical Components & Equipment)	495		31,685
Live Nation, Inc.* (Commercial Services)	3,300		33,858
LivePerson, Inc.* (Computers)	1,485		19,854
LogMeIn, Inc.* (Telecommunications)	660		14,982
Loral Space & Communications, Inc. (Telecommunications)	330		19,368
Louisiana-Pacific Corp.* (Building Materials)	2,640		51,295
LSB Industries, Inc.* (Miscellaneous Manufacturing)	660		27,324
LTC Properties, Inc. (REIT)	660		24,578
LTX-Credence Corp.* (Semiconductors)	1,980		12,157
Lufkin Industries, Inc. (Oil & Gas Services)	660		38,221
Lumber Liquidators Holdings, Inc.* (Retail)	660		39,059
Luminex Corp.* (Healthcare - Products)	825		15,164
M.D.C. Holdings, Inc. (Home Builders)	660		25,951
Magellan Health Services, Inc.* (Healthcare - Services)	660		33,858
magicJack VocalTec, Ltd.* (Internet)	660		8,679
Magnum Hunter Resources Corp.* (Oil & Gas)	4,950		19,998
Main Street Capital Corp. (Investment Companies)	990		31,513
MAKO Surgical Corp.* (Healthcare - Products)	825		9,562
Manhattan Associates, Inc.* (Computers)	495		33,912
MannKind Corp.* (Pharmaceuticals)	6,105		14,774
ManTech International Corp. - Class A (Software)	825		20,353
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	990		24,522
MarketAxess Holdings, Inc. (Diversified Financial Services)	1,155		43,671
Marriott Vacations Worldwide Corp.* (Entertainment)	825		36,614
Masimo Corp. (Healthcare - Products)	1,650		33,495
MasTec, Inc.* (Engineering & Construction)	2,145		60,704
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	660		21,622
MAXIMUS, Inc. (Commercial Services)	990		67,883
MB Financial, Inc. (Banks)	1,155		25,837
McEwen Mining, Inc.* (Mining)	7,590		23,757
McGrath Rentcorp (Commercial Services)	660		19,727
McMoRan Exploration Co.* (Oil & Gas)	2,475		39,130
Meadowbrook Insurance Group, Inc. (Insurance)	1,485		9,311
Measurement Specialties, Inc.* (Electronics)	495		17,474
MedAssets, Inc.* (Software)	1,650		32,258
Medical Properties Trust, Inc. (REIT)	3,135		42,166
Medidata Solutions, Inc.* (Software)	495		23,161
Medley Capital Corp. (Private Equity)	1,650		25,080
MEMC Electronic Materials, Inc.* (Semiconductors)	5,775		24,024
Mentor Graphics Corp.* (Computers)	2,145		36,744
Meredith Corp. (Media)	1,155		41,880
Meridian Bioscience, Inc. (Healthcare - Products)	825		17,284
Merit Medical Systems, Inc.* (Healthcare - Products)	1,650		22,886
Meritage Homes Corp.* (Home Builders)	660		29,198
Meritor, Inc.* (Auto Parts & Equipment)	2,805		12,791
MetroCorp Bancshares, Inc.* (Banks)	1,485		14,969
MGIC Investment Corp.* (Insurance)	8,085		22,476
Micrel, Inc. (Semiconductors)	1,815		18,894
Microsemi Corp.* (Semiconductors)	1,815		37,970
MicroStrategy, Inc.* - Class A (Software)	165		16,545
Millennial Media, Inc.* (Advertising)	990		11,425
Mine Safety Appliances Co. (Environmental Control)	825		38,132
Minerals Technologies, Inc. (Chemicals)	660		27,304
MIPS Technologies, Inc.* (Semiconductors)	1,980		15,563
Mistras Group, Inc.* (Engineering & Construction)	660		14,533
MKS Instruments, Inc. (Semiconductors)	990		27,522
Mobile Mini, Inc.* (Storage/Warehousing)	1,485		35,640
Molina Healthcare, Inc.* (Healthcare - Services)	660		18,949
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,485		18,726
Monmouth Real Estate Investment Corp. - Class A (REIT)	1,650		17,919
Monolithic Power Systems, Inc. (Semiconductors)	825		19,223
Monotype Imaging Holdings, Inc. (Software)	825		14,916
Monro Muffler Brake, Inc. (Commercial Services)	825		29,882
Monster Worldwide, Inc.* (Commercial Services)	3,135		18,183
Montpelier Re Holdings, Ltd. (Insurance)	2,145		52,295
Moog, Inc.* - Class A (Aerospace/Defense)	660		28,908
Move, Inc.* (Internet)	0	†	2
MTS Systems Corp. (Computers)	330		18,761
Mueller Industries, Inc. (Metal Fabricate/Hardware)	990		52,827

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	4,620	$27,304
Multi-Color Corp. (Commercial Services)	660	15,814
Multimedia Games Holding Co., Inc.* (Entertainment)	990	16,771
MVC Capital, Inc. (Investment Companies)	990	12,048
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	165	18,531
Myers Industries, Inc. (Miscellaneous Manufacturing)	825	12,194
MYR Group, Inc.* (Engineering & Construction)	825	18,521
Nanometrics, Inc.* (Semiconductors)	990	15,454
Nash Finch Co. (Food)	660	13,708
National CineMedia, Inc. (Entertainment)	1,485	22,691
National Financial Partners* (Diversified Financial Services)	1,155	20,340
National Health Investors, Inc. (REIT)	660	42,009
National Penn Bancshares, Inc. (Banks)	4,125	40,219
Nationstar Mortgage Holdings, Inc.* (Diversified Financial Services)	1,155	41,683
Navigant Consulting Co.* (Commercial Services)	2,310	26,634
NBT Bancorp, Inc. (Banks)	825	17,111
Nektar Therapeutics* (Pharmaceuticals)	2,970	25,453
Nelnet, Inc. - Class A (Diversified Financial Services)	825	25,105
Neogen Corp.* (Pharmaceuticals)	495	23,013
NETGEAR, Inc.* (Telecommunications)	990	34,759
NetScout Systems, Inc.* (Computers)	990	25,770
Netspend Holdings, Inc.* (Diversified Financial Services)	1,650	17,886
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	2,805	25,413
Neutral Tandem, Inc. (Telecommunications)	990	2,742
New Jersey Resources Corp. (Gas)	990	41,610
NewLink Genetics Corp.* (Biotechnology)	825	9,776
Newpark Resources, Inc.* (Oil & Gas Services)	2,805	24,179
Newport Corp.* (Electronics)	1,155	16,655
NIC, Inc. (Internet)	1,815	29,585
NN, Inc.* (Metal Fabricate/Hardware)	1,155	10,695
Northern Oil & Gas, Inc.* (Oil & Gas)	1,485	24,562
Northwest Bancshares, Inc. (Savings & Loans)	3,795	46,299
Northwest Natural Gas Co. (Gas)	825	37,472
NorthWestern Corp. (Electric)	1,650	61,034
NPS Pharmaceuticals, Inc.* (Biotechnology)	2,970	26,255
NuVasive, Inc.* (Healthcare - Products)	1,155	19,901
NxStage Medical, Inc.* (Healthcare - Products)	1,320	15,444
Oasis Petroleum, Inc.* (Oil & Gas)	1,815	65,123
Ocwen Financial Corp.* (Diversified Financial Services)	3,135	122,170
OCZ Technology Group, Inc.* (Computers)	2,805	6,311
Odyssey Marine Exploration, Inc.* (Commercial Services)	3,300	10,148
Office Depot, Inc.* (Retail)	8,910	38,580
OfficeMax, Inc. (Retail)	3,135	33,795
Old Dominion Freight Line, Inc.* (Transportation)	1,485	55,361
Old National Bancorp (Banks)	2,640	35,270
Olin Corp. (Chemicals)	2,310	53,731
OM Group, Inc.* (Chemicals)	1,155	31,901
OMEGA Healthcare Investors, Inc. (REIT)	2,970	75,912
Omeros Corp.* (Biotechnology)	1,320	7,207
OmniVision Technologies, Inc.* (Semiconductors)	1,155	17,752
On Assignment, Inc.* (Commercial Services)	1,485	36,308
Oncothyreon, Inc.* (Biotechnology)	2,640	5,227
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	990	13,523
OpenTable, Inc.* (Internet)	495	26,082
Opko Health, Inc.* (Pharmaceuticals)	3,795	24,364
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	1,155	10,718
Orbital Sciences Corp.* (Aerospace/Defense)	1,815	26,681
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	2,145	12,269
Oriental Financial Group, Inc. (Banks)	1,815	26,082
Orient-Express Hotels, Ltd.* - Class A (Lodging)	2,805	32,594
Oritani Financial Corp. (Savings & Loans)	1,650	24,981
Ormat Technologies, Inc. (Electric)	660	14,032
Orthofix International N.V.* (Healthcare - Products)	495	18,884
OSI Systems, Inc.* (Electronics)	495	26,957
Otter Tail Corp. (Electric)	825	22,176
Owens & Minor, Inc. (Distribution/Wholesale)	1,320	40,405
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	825	15,989
PacWest Bancorp (Banks)	1,155	31,739
Papa John’s International, Inc.* (Retail)	495	27,770
PAREXEL International Corp.* (Commercial Services)	1,485	50,267
Park Electrochemical Corp. (Electronics)	495	12,939
Park National Corp. (Banks)	330	21,599
Parker Drilling Co.* (Oil & Gas)	3,135	17,619
PDC Energy, Inc.* (Oil & Gas)	825	30,550
PDL BioPharma, Inc. (Biotechnology)	2,970	20,434
Pebblebrook Hotel Trust (REIT)	1,815	45,212
Pegasystems, Inc. (Software)	660	15,873
Penn Virginia Corp. (Oil & Gas)	1,815	7,786
Pennsylvania REIT (REIT)	1,485	27,383
PennyMac Mortgage Investment Trust (REIT)	1,650	43,890
Penske Automotive Group, Inc. (Retail)	1,815	59,750
Perficient, Inc.* (Internet)	1,650	19,734
Pharmacyclics, Inc.* (Pharmaceuticals)	1,320	91,515

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
PharMerica Corp.* (Pharmaceuticals)	1,320	$19,114
PHH Corp.* (Commercial Services)	1,485	32,492
Photronics, Inc.* (Semiconductors)	2,145	12,849
Piedmont Natural Gas Co., Inc. (Gas)	1,650	52,403
Pier 1 Imports, Inc. (Retail)	2,145	46,525
Pilgrim’s Pride Corp.* (Food)	3,135	26,491
Pinnacle Entertainment, Inc.* (Entertainment)	1,650	25,658
Pinnacle Financial Partners, Inc.* (Banks)	1,320	28,340
Pioneer Energy Services Corp.* (Oil & Gas Services)	2,310	17,510
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	825	31,952
Plantronics, Inc. (Telecommunications)	990	40,709
Platinum Underwriters Holdings, Ltd. (Insurance)	1,320	64,323
Plexus Corp.* (Electronics)	990	25,265
PNM Resources, Inc. (Electric)	3,300	70,488
PolyOne Corp. (Chemicals)	1,815	39,640
Pool Corp. (Distribution/Wholesale)	495	22,681
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	495	52,940
Portland General Electric Co. (Electric)	2,310	66,343
Post Holdings, Inc.* (Food)	990	37,610
Potlatch Corp. (REIT)	825	35,797
Power Integrations, Inc. (Semiconductors)	825	30,855
Power-One, Inc.* (Electrical Components & Equipment)	2,640	10,613
Preferred Bank* (Banks)	990	14,880
Premiere Global Services, Inc.* (Telecommunications)	2,145	20,099
Prestige Brands Holdings, Inc.* (Household Products/Wares)	1,650	35,393
PriceSmart, Inc. (Retail)	660	50,827
Primerica, Inc. (Insurance)	2,805	92,227
Primoris Services Corp. (Holding Companies - Diversified)	1,485	28,482
Primus Telecommunications Group, Inc. (Telecommunications)	990	10,573
PrivateBancorp, Inc. (Banks)	2,145	36,830
Progress Software Corp.* (Software)	1,650	38,726
Prospect Capital Corp. (Investment Companies)	2,805	31,640
Prosperity Bancshares, Inc. (Banks)	1,815	81,875
Proto Labs, Inc.* (Miscellaneous Manufacturing)	495	20,359
Provident Financial Services, Inc. (Savings & Loans)	1,815	26,916
PS Business Parks, Inc. (REIT)	660	47,098
PSS World Medical, Inc.* (Healthcare - Products)	1,485	42,961
PTC, Inc.* (Software)	2,805	65,020
QLIK Technologies, Inc.* (Software)	2,310	51,305
QLogic Corp.* (Semiconductors)	3,135	36,209
Quad Graphics, Inc. (Commercial Services)	990	21,483
Quaker Chemical Corp. (Chemicals)	330	18,866
Quality Systems, Inc. (Software)	990	18,058
Quanex Building Products Corp. (Building Materials)	1,155	23,862
Quantum Corp.* (Computers)	7,425	10,098
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	1,320	33,634
Quicksilver Resources, Inc.* (Oil & Gas)	3,300	9,042
Quidel Corp.* (Healthcare - Products)	825	18,513
QuinStreet, Inc.* (Internet)	1,980	11,167
Radian Group, Inc. (Insurance)	4,950	31,829
RadioShack Corp. (Retail)	5,115	16,828
Rambus, Inc.* (Semiconductors)	3,630	19,820
Raven Industries, Inc. (Miscellaneous Manufacturing)	660	17,774
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	495	26,101
RealD, Inc.* (Computers)	1,320	15,022
RealPage, Inc.* (Software)	1,155	26,958
Redwood Trust, Inc. (REIT)	2,310	44,121
Regis Corp. (Retail)	2,145	38,074
Rent-A-Center, Inc. (Commercial Services)	1,485	52,985
Resolute Energy Corp.* (Oil & Gas)	2,475	21,062
Resolute Forest Products, Inc.* (Forest Products & Paper)	2,970	40,510
Resources Connection, Inc. (Commercial Services)	1,650	20,147
Responsys, Inc.* (Internet)	1,650	12,590
Retail Opportunity Investments Corp. (REIT)	2,145	27,992
Rex Energy Corp.* (Oil & Gas)	1,485	19,498
Rexnord Corp.* (Metal Fabricate/Hardware)	1,320	26,374
RF Micro Devices, Inc.* (Telecommunications)	5,940	29,700
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	2,310	15,154
RLI Corp. (Insurance)	495	34,160
RLJ Lodging Trust (REIT)	3,300	69,003
Robbins & Myers, Inc. (Machinery - Diversified)	1,155	67,314
Rockwell Medical, Inc.* (Healthcare - Products)	1,155	7,069
Rofin-Sinar Technologies, Inc.* (Electronics)	825	21,145
Rogers Corp.* (Electronics)	330	15,464
Rosetta Resources, Inc.* (Oil & Gas)	990	52,490
Roundy’s, Inc. (Retail)	1,815	10,563
Rouse Properties, Inc. (REIT)	1,650	30,129
RPX Corp.* (Commercial Services)	1,155	12,047
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	1,155	32,802
Ryman Hospitality Properties, Inc. (Lodging)	825	32,975
S&T Bancorp, Inc. (Banks)	660	12,170
Sabra Health Care REIT, Inc. (REIT)	990	24,839
Saks, Inc.* (Retail)	4,125	44,591
Sanderson Farms, Inc. (Food)	495	24,988

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Sanmina Corp.* (Electronics)	2,640	$25,133
Santarus, Inc.* (Pharmaceuticals)	1,815	24,248
Sapient Corp.* (Internet)	3,465	41,960
Sauer-Danfoss, Inc. (Machinery - Diversified)	495	26,567
ScanSource, Inc.* (Distribution/Wholesale)	660	19,180
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	825	23,991
Scholastic Corp. (Media)	825	24,470
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	660	26,888
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	2,145	11,218
Scientific Games Corp.* - Class A (Entertainment)	2,145	19,069
Seattle Genetics, Inc.* (Biotechnology)	2,145	63,170
Select Comfort Corp.* (Home Furnishings)	1,320	29,066
Select Income REIT (REIT)	825	20,765
Select Medical Holdings Corp. (Healthcare - Services)	1,980	19,285
Selective Insurance Group, Inc. (Insurance)	1,815	37,226
SemGroup Corp.* - Class A (Pipelines)	1,155	49,850
Semtech Corp.* (Semiconductors)	1,320	39,810
Sensient Technologies Corp. (Chemicals)	1,485	56,578
Sequenom, Inc.* (Biotechnology)	4,125	17,119
ServiceSource International, Inc.* (Commercial Services)	1,650	9,983
Shenandoah Telecommunications Co. (Telecommunications)	990	14,513
SHFl Entertainment, Inc.* (Entertainment)	1,320	19,536
Shutterfly, Inc.* (Internet)	825	27,291
Silicon Graphics International Corp.* (Computers)	1,815	26,390
Silicon Image, Inc.* (Semiconductors)	2,970	14,405
Simpson Manufacturing Co., Inc. (Building Materials)	990	32,096
Six Flags Entertainment Corp. (Entertainment)	990	62,310
Skechers U.S.A., Inc.* - Class A (Apparel)	990	18,810
SkyWest, Inc. (Airlines)	1,980	25,027
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	2,310	19,866
Smith Corp. (Miscellaneous Manufacturing)	1,650	114,312
Snyders-Lance, Inc. (Food)	1,980	50,351
Solar Capital, Ltd. (Investment Companies)	990	25,017
Solazyme, Inc.* (Energy - Alternate Sources)	990	7,772
Sonic Automotive, Inc. (Retail)	2,145	52,059
Sonic Corp.* (Retail)	1,815	20,255
Sonus Networks, Inc.* (Telecommunications)	8,250	18,728
Sotheby’s - Class A (Commercial Services)	1,485	53,341
Sourcefire, Inc.* (Internet)	660	28,116
South Jersey Industries, Inc. (Gas)	825	44,781
Southwest Gas Corp. (Gas)	990	44,095
Sovran Self Storage, Inc. (REIT)	660	43,058
Spansion, Inc.* - Class A (Computers)	1,980	22,770
Spectrum Brands Holdings, Inc. (Household Products/Wares)	1,485	75,200
Spectrum Pharmaceuticals, Inc. (Pharmaceuticals)	1,815	22,887
Spirit Airlines, Inc.* (Airlines)	1,155	22,395
SS&C Technologies Holdings, Inc.* (Software)	1,815	41,073
STAG Industrial, Inc. (REIT)	1,650	32,538
Stage Stores, Inc. (Retail)	990	22,622
Standard Motor Products, Inc. (Auto Parts & Equipment)	990	22,978
Standard Pacific Corp.* (Home Builders)	2,970	24,651
Star Scientific, Inc.* (Agriculture)	4,785	10,049
Starwood Property Trust, Inc. (REIT)	3,300	84,611
State Auto Financial Corp. (Insurance)	495	7,534
State Bank Finacial Corp. (Banks)	825	13,167
STEC, Inc.* (Computers)	2,310	11,689
Steelcase, Inc. - Class A (Office Furnishings)	3,795	51,725
Stepan Co. (Chemicals)	330	19,358
STERIS Corp. (Healthcare - Products)	1,650	62,254
Steven Madden, Ltd.* (Apparel)	825	38,016
Stifel Financial Corp.* (Diversified Financial Services)	1,320	48,642
Stillwater Mining Co.* (Mining)	3,300	44,418
Stone Energy Corp.* (Oil & Gas)	1,155	25,988
Strategic Hotels & Resorts, Inc.* (REIT)	4,950	36,185
Strayer Education, Inc. (Commercial Services)	330	18,777
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	495	25,131
Sun Communities, Inc. (REIT)	660	28,347
SunCoke Energy, Inc.* (Coal)	1,815	30,093
SunPower Corp.* (Electrical Components & Equipment)	2,970	23,136
Sunstone Hotel Investors, Inc.* (REIT)	3,465	40,090
Super Micro Computer, Inc.* (Computers)	990	12,256
SUPERVALU, Inc. (Food)	6,765	26,451
Susquehanna Bancshares, Inc. (Banks)	5,610	64,066
Susser Holdings Corp.* (Retail)	495	20,721
Swift Energy Co.* (Oil & Gas)	1,320	19,892
Swift Transportation Co.* (Transportation)	2,475	33,808
Swisher Hygiene, Inc.* (Commercial Services)	6,930	10,395
Sykes Enterprises, Inc.* (Computers)	1,155	18,596
Symetra Financial Corp. (Insurance)	3,630	50,639
Symmetry Medical, Inc.* (Healthcare - Products)	1,815	19,439
Synageva BioPharma Corp.* (Pharmaceuticals)	495	22,899
Synaptics, Inc.* (Computers)	1,320	46,305
Synchronoss Technologies, Inc.* (Software)	990	23,572
SYNNEX Corp.* (Software)	990	35,591

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	2,145	$24,024
Syntel, Inc. (Computers)	330	19,236
Take-Two Interactive Software, Inc.* (Software)	2,310	28,113
TAL International Group, Inc. (Trucking & Leasing)	825	34,568
Tangoe, Inc.* (Software)	990	14,306
Targa Resources Corp. (Oil & Gas Services)	660	39,838
Team Health Holdings, Inc.* (Commercial Services)	1,320	44,707
Team, Inc.* (Commercial Services)	495	21,686
Teledyne Technologies, Inc.* (Aerospace/Defense)	660	45,052
TeleTech Holdings, Inc.* (Commercial Services)	1,650	30,855
Tellabs, Inc. (Telecommunications)	11,385	25,958
Tennant Co. (Machinery - Diversified)	495	22,790
Tenneco, Inc.* (Auto Parts & Equipment)	1,155	40,379
Tessera Technologies, Inc. (Semiconductors)	1,650	28,958
Tetra Tech, Inc.* (Environmental Control)	2,475	70,933
TETRA Technologies, Inc.* (Oil & Gas Services)	2,970	25,245
Texas Capital Bancshares, Inc.* (Banks)	1,155	47,817
Texas Industries, Inc.* (Building Materials)	825	46,893
Texas Roadhouse, Inc. (Retail)	1,485	26,121
Textainer Group Holdings, Ltd. (Trucking & Leasing)	495	20,518
The Active Network, Inc.* (Internet)	1,815	10,037
The Andersons, Inc. (Agriculture)	495	23,339
The Brink’s Co. (Miscellaneous Manufacturing)	1,815	54,123
The Buckle, Inc. (Retail)	660	30,875
The Cato Corp. - Class A (Retail)	660	18,196
The Cheesecake Factory, Inc. (Retail)	1,155	38,300
The Chefs’ Warehouse, Inc.* (Food)	660	10,949
The Children’s Place Retail Stores, Inc.* (Retail)	660	32,894
The Corporate Executive Board Co. (Commercial Services)	825	41,341
The Ensign Group, Inc. (Healthcare - Services)	495	14,137
The Finish Line, Inc. - Class A (Retail)	1,320	24,605
The Geo Group, Inc. (Commercial Services)	2,640	86,117
The Greenbrier Cos., Inc.* (Trucking & Leasing)	825	16,442
The Hain Celestial Group, Inc.* (Food)	825	47,016
The Jones Group, Inc. (Apparel)	2,970	35,640
The Medicines Co.* (Biotechnology)	990	29,581
The Men’s Wearhouse, Inc. (Retail)	990	30,047
The Middleby Corp.* (Machinery - Diversified)	330	46,648
The New York Times Co.* - Class A (Media)	2,640	23,390
The Ryland Group, Inc. (Home Builders)	825	32,770
The Ultimate Software Group, Inc.* (Software)	495	50,262
The Warnaco Group, Inc.* (Apparel)	990	72,477
Theravance, Inc.* (Pharmaceuticals)	1,650	36,713
Thermon Group Holdings, Inc.* (Oil & Gas Services)	660	15,972
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	1,485	6,861
Titan International, Inc. (Auto Parts & Equipment)	1,155	28,055
Titan Machinery, Inc.* (Distribution/Wholesale)	495	14,310
TiVo, Inc.* (Home Furnishings)	2,640	35,218
TNS, Inc.* (Commercial Services)	660	13,827
Tootsie Roll Industries, Inc. (Food)	990	26,829
Tornier N.V.* (Healthcare - Products)	660	11,378
Tower Group, Inc. (Insurance)	1,485	28,661
TowneBank (Banks)	990	15,018
TreeHouse Foods, Inc.* (Food)	825	43,667
Trex Co., Inc.* (Building Materials)	495	20,914
Triangle Capital Corp. (Investment Companies)	1,155	31,462
TriMas Corp.* (Miscellaneous Manufacturing)	990	30,581
TriQuint Semiconductor, Inc.* (Semiconductors)	4,290	22,523
Trius Therapeutics, Inc.* (Biotechnology)	2,145	11,068
True Religion Apparel, Inc. (Apparel)	660	15,649
TrueBlue, Inc.* (Commercial Services)	1,980	34,036
TrustCo Bank Corp. NY (Banks)	2,475	13,093
Trustmark Corp. (Banks)	1,815	41,981
TTM Technologies, Inc.* (Electronics)	2,640	21,041
Tumi Holdings, Inc.* (Household Products/Wares)	825	18,554
Tutor Perini Corp.* (Engineering & Construction)	1,485	24,636
Two Harbors Investment Corp. (REIT)	2,310	28,690
Tyler Technologies, Inc.* (Software)	660	35,673
UIL Holdings Corp. (Electric)	1,485	55,257
Ultratech Stepper, Inc.* (Semiconductors)	660	26,882
UMB Financial Corp. (Banks)	1,155	51,132
Umpqua Holdings Corp. (Banks)	3,465	43,798
UniFirst Corp. (Textiles)	330	26,974
Unisys Corp.* (Computers)	990	21,988
United Bankshares, Inc. (Banks)	990	25,235
United Community Banks, Inc.* (Banks)	1,815	19,039
United Natural Foods, Inc.* (Food)	1,320	71,253
United Stationers, Inc. (Distribution/Wholesale)	1,320	44,009
Universal American Corp. (Insurance)	1,980	18,553
Universal Corp. (Agriculture)	990	53,836
Universal Display Corp.* (Electrical Components & Equipment)	825	22,952
Universal Forest Products, Inc. (Building Materials)	495	20,122

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

Common Stocks, continued

	Shares	Value
Universal Technical Institute, Inc. (Commercial Services)	990	$11,187
UNS Energy Corp. (Electric)	990	44,836
US Airways Group, Inc.* (Airlines)	3,135	44,768
USANA Health Sciences, Inc.* (Pharmaceuticals)	330	11,699
USG Corp.* (Building Materials)	1,650	48,493
VAALCO Energy, Inc.* (Oil & Gas)	1,815	15,409
Vail Resorts, Inc. (Entertainment)	825	43,600
Valassis Communications, Inc. (Commercial Services)	1,155	32,409
ValueClick, Inc.* (Internet)	2,145	43,907
Vector Group, Ltd. (Agriculture)	2,310	35,897
Veeco Instruments, Inc.* (Semiconductors)	990	31,136
Verint Systems, Inc.* (Software)	660	22,308
Viad Corp. (Commercial Services)	990	27,641
ViaSat, Inc.* (Telecommunications)	825	31,688
Vical, Inc.* (Biotechnology)	3,300	11,814
ViewPoint Financial Group, Inc. (Savings & Loans)	1,155	24,428
VirnetX Holding Corp.* (Internet)	990	34,571
ViroPharma, Inc.* (Pharmaceuticals)	1,815	48,387
VistaPrint N.V.* (Commercial Services)	990	35,492
Vitamin Shoppe, Inc.* (Retail)	825	50,391
VIVUS, Inc.* (Pharmaceuticals)	2,145	25,976
Vocera Communications, Inc.* (Computers)	495	12,999
Vocus, Inc.* (Internet)	825	14,471
Volcano Corp.* (Healthcare - Products)	1,320	33,053
Volterra Semiconductor Corp.* (Semiconductors)	1,155	18,987
Vonage Holdings Corp.* (Telecommunications)	9,240	24,116
W&T Offshore, Inc. (Oil & Gas)	1,485	26,136
Wabash National Corp.* (Auto Manufacturers)	2,145	22,201
Walter Investment Management Corp.* (REIT)	495	22,181
Washington REIT (REIT)	1,650	46,992
Watsco, Inc. (Distribution/Wholesale)	495	37,298
Watts Water Technologies, Inc. - Class A (Electronics)	1,155	53,246
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	2,640	25,529
Web.com Group, Inc.* (Internet)	1,155	18,711
WebMD Health Corp.* (Internet)	1,815	30,002
Websense, Inc.* (Internet)	825	12,070
Webster Financial Corp. (Banks)	2,640	58,740
Weis Markets, Inc. (Food)	330	13,286
WellCare Health Plans, Inc.* (Healthcare - Services)	825	41,836
Werner Enterprises, Inc. (Transportation)	2,310	54,562
WesBanco, Inc. (Banks)	495	11,479
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	990	13,692
West Pharmaceutical Services, Inc. (Healthcare - Products)	990	58,617
Westamerica Bancorp (Banks)	660	29,317
Western Alliance Bancorp* (Banks)	1,980	24,354
Western Refining, Inc. (Oil & Gas)	1,320	44,392
WEX, Inc.* (Commercial Services)	1,155	90,794
WGL Holdings, Inc. (Gas)	990	41,511
Winnebago Industries, Inc.* (Home Builders)	1,320	24,710
Wintrust Financial Corp. (Banks)	990	36,699
WisdomTree Investments, Inc.* (Diversified Financial Services)	2,310	19,982
WMS Industries, Inc.* (Leisure Time)	1,485	36,754
Wolverine World Wide, Inc. (Apparel)	1,155	49,665
Woodward, Inc. (Electronics)	1,320	50,701
World Acceptance Corp.* (Diversified Financial Services)	330	25,592
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,310	63,479
Wright Medical Group, Inc.* (Healthcare - Products)	990	20,929
XO Group, Inc.* (Internet)	1,815	17,460
XPO Logistics, Inc.* (Transportation)	825	13,819
Yelp, Inc.* (Internet)	495	10,514
ZIOPHARM Oncology, Inc.* (Biotechnology)	2,475	9,826
Zipcar, Inc.* (Commercial Services)	1,485	18,132
Zumiez, Inc.* (Retail)	660	13,926
TOTAL COMMON STOCKS (Cost $22,656,066)		29,540,967

Repurchase Agreements(a)(b)(54.9%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.05%-0.10%, dated 1/31/13, due 2/1/13, total to be received $36,217,059	$36,217,000	$36,217,000
TOTAL REPURCHASE AGREEMENTS (Cost $36,217,000)		36,217,000
TOTAL INVESTMENT SECURITIES (Cost $58,873,066) - 99.7%		65,757,967
Net other assets (liabilities) - 0.3%		211,381
NET ASSETS - 100.0%		$65,969,348

†	Number of shares is less than 0.50
*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2013, the aggregate amount held in a segregated account was $12,907,000.

See notes to the financial statements.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 3/18/13 (Underlying notional amount at value $9,092,020)	101	$265,778

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the iShares Russell 2000 ETF	$28,472,467	$(113,874)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	18,857,679	(79,560)
Equity Index Swap Agreement with UBS AG, based on the iShares Russell 2000 ETF	22,539,266	(90,051)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	22,950,610	(111,755)
		$(395,240)

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2013:

	Value	% of Net Assets
Advertising	$11,425	NM
Aerospace/Defense	346,253	0.5%
Agriculture	123,121	0.2%
Airlines	220,680	0.3%
Apparel	327,105	0.5%
Auto Manufacturers	22,201	NM
Auto Parts & Equipment	275,725	0.4%
Banks	1,751,061	2.8%
Beverages	23,156	NM
Biotechnology	697,579	1.0%
Building Materials	336,037	0.5%
Chemicals	571,805	1.0%
Coal	95,942	0.2%
Commercial Services	2,121,815	3.1%
Computers	598,484	0.9%
Cosmetics/Personal Care	31,688	NM
Distribution/Wholesale	232,193	0.3%
Diversified Financial Services	755,609	1.2%
Electric	797,212	1.2%
Electrical Components & Equipment	335,452	0.5%
Electronics	692,336	1.1%
Energy - Alternate Sources	98,571	0.1%
Engineering & Construction	292,097	0.5%
Entertainment	314,182	0.4%
Environmental Control	201,926	0.4%
Food	652,997	1.0%
Forest Products & Paper	248,665	0.4%
Gas	288,219	0.4%
Healthcare - Products	1,004,402	1.6%
Healthcare - Services	386,047	0.6%
Holding Companies - Diversified	48,777	0.1%
Home Builders	165,599	0.3%
Home Furnishings	109,171	0.2%
Household Products/Wares	222,788	0.3%
Insurance	855,814	1.2%
Internet	699,899	1.0%
Investment Companies	230,449	0.3%
Iron/Steel	23,991	NM
Leisure Time	197,124	0.3%
Lodging	114,251	0.2%
Machinery - Construction & Mining	23,311	NM
Machinery - Diversified	527,509	0.8%
Media	155,096	0.3%
Metal Fabricate/Hardware	303,800	0.5%
Mining	256,676	0.4%
Miscellaneous Manufacturing	714,970	1.1%
Office Furnishings	192,589	0.3%
Oil & Gas	944,371	1.3%
Oil & Gas Services	509,913	0.7%
Packaging & Containers	26,603	NM
Pharmaceuticals	999,495	1.6%
Pipelines	49,850	0.1%
Private Equity	43,242	0.1%
Real Estate	41,999	0.1%
REIT	2,280,451	3.5%
Retail	1,815,660	2.7%
Savings & Loans	271,847	0.4%
Semiconductors	958,208	1.4%
Software	1,131,854	1.8%
Storage/Warehousing	49,332	0.1%
Telecommunications	953,713	1.5%
Textiles	26,974	NM
Toys/Games/Hobbies	40,057	NM
Transportation	528,497	0.9%
Trucking & Leasing	101,129	0.1%
Water	71,973	0.1%

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2013 (unaudited)

	Value	% of Net Assets
Other**	36,428,381	55.2%
Total	$65,969,348	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See notes to the financial statements.

(b)           Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  Not applicable - only for annual reports.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	April 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	April 4, 2013

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	April 4, 2013

* Print the name and title of each signing officer under his or her signature.